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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2005

Classes A, B, C and Q

Principal Protection Funds

• ING Principal Protection Fund
• ING Principal Protection Fund II
• ING Principal Protection Fund III
• ING Principal Protection Fund IV
• ING Principal Protection Fund V
• ING Principal Protection Fund VI
• ING Principal Protection Fund VII
• ING Principal Protection Fund VIII
• ING Principal Protection Fund IX
• ING Principal Protection Fund X
• ING Principal Protection Fund XI
• ING Principal Protection Fund XII

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Report	4
Investment Strategy and Principal Risks	18
Shareholder Expense Examples	20
Report of Independent Registered Public Accounting Firm	25
Statements of Assets and Liabilities	26
Statements of Operations	32
Statements of Changes in Net Assets	35
Financial Highlights	39
Notes to Financial Statements	51
Portfolios of Investments	64
Tax Information	124
Trustee and Officer Information	126

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take full advantage of all of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy

President

ING Funds

June 22, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:      YEAR ENDED MAY 31, 2005

In our semi-annual report we described global equities that had returned 9.0% on average to U.S. dollar investors. For the year ended May 31, 2005, global equities gained 11.3%, as measured by the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends. In the second six months, however, those investors struggled to make further headway, adding just 2.2%, much of which was due to trends in currencies. For the six months, the U.S. dollar recovered 7.9% against the euro, 5.3% against the yen and 5.1% against the pound, reducing sizeable local stock market appreciation correspondingly.

Interest rate issues heavily influenced all markets. Commentators on investment grade U.S. fixed income securities were confounded by the continued flattening of the Treasury yield curve. Four times during the half year the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate by 0.25% to 3.0%, making eight increases since June 2004. Yet longer term Treasury yields stayed on a downward path and on February 9 the ten-year reached its semi-annual low point of 4.0%. Even Chairman Greenspan confessed his own bafflement at this “conundrum”, unnerving many investors with his apparent displeasure. This and other shocks sent that yield back up to its peak of 4.6% on March 28. But it was short lived. In the weeks that followed, evidence of slowing activity and firming inflation mounted. Barely two months after Greenspan’s “conundrum” speech, the conundrum was back. In May there was a brief reversal after the employment report, but by mid month, fairly tame core inflation data sent the yield spread of the ten-year over the 90-day Treasury Bill to repeated multi-year record low levels. The yield on 10-year Treasury Notes fell 0.65% and 0.35% to 4.0% for the twelve months and six months, respectively, but the yield on 13-week Treasury Bills soared 1.8% and 0.70%, respectively for the same periods, to 2.9%. The broader Lehman Brothers Aggregate Bond Index(2) returned 6.8% for the full year and 2.9% for the six months. High yield bonds betrayed their equity-like characteristics and after a powerful first half, struggled in the second; the Lehman Brothers High Yield Bond Index(3) added just 0.6% in the second half the year, while gaining 10.3% for the full year.

The U.S. equities market, in the form of the Standard & Poor’s (“S&P”) 500 Index(4), gained 8.2% including dividends for the year ended May 31, 2005. For the six months, the Index gained 2.4%, less than half the gain of the previous six months and only squeezed out in the last two weeks of May. At this point the market was trading at a price-to-earnings level of just under 16 times earnings for the current fiscal year. The market had powered ahead in the last two months of 2004, energized by the clear presidential election result, retreating oil prices after the October record and a bullish November employment report. By January this was being seen as overly optimistic and stocks fell back. But encouraging elections in Iraq and an upsurge in merger and acquisition activity relieved the gloom somewhat. This was followed through in February as fourth quarter 2004 corporate earnings showed average growth above 20%. A better than expected employment report on March 4 propelled the S&P 500 Index to its best close of the six month period the next day. But the sell off from this high to the end of April was swift, as fears of slowing growth, rising inflation, and slumping consumer confidence sent the market to its 2004 low point in mid-April. May started as April had left off, with investors uneasy at the apparent combination of a “soft patch” in the economy and the Federal Reserve intent on increasing short-term interest rates. Indeed the first two business days saw a weak manufacturing report and another rise in the Federal Funds rate. But a very strong employment report, record home sales and a first quarter gross domestic product (“GDP”) growth estimate revised up to 3.5%, within which profits were still growing at a healthy 13.8%, soon had many commentators asking if the soft patch had just been an illusion. Investors were relieved as oil prices remained well below the April high level, much of the time under $50 per barrel. As is often the case when the mood shifts, formerly worrisome news was now being shrugged off. Significant upward revisions to earlier estimates of wages and salaries growth, experts argued, would surely safeguard the future spending of the all-important U.S. consumer, notwithstanding the FOMC. Our year ended with a sharp rebound in consumer confidence.

In international equities markets for the six months ended May 31, 2005, Japan fell 0.9% in dollars, as measured by the MSCI Japan Index(5) with net dividends, but rose 3.9% in yen. For the full year, the Index gained 3.9% in dollars and 1.3% in yen. The headline of the half-year was undoubtedly that Japan was in recession again for the fourth time in thirteen years, GDP falling in the middle two quarters of 2004. Yet it bounced back in the first calendar quarter of

2

2005 and by the end of May improved corporate profitability and household spending had raised spirits. Meanwhile, for the six months European ex UK markets gained 2.3% in dollars, over four times that in local currency, and 17.9% for the year, as measured by the MSCI Europe ex UK Index(6) with net dividends, reaching a near three-year high. While the macro picture is depressing with unemployment over 10% in France and Germany and domestic demand weak, markets were encouraged by attractive price earnings ratios and merger and acquisition prospects. The UK market rose 15.0% for the full year and 2.6% in dollars between November and May, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 15.7% and 7.6%, respectively, for the same periods. The healthy UK economy patently started to slow after five interest rate increases through August. By the end of May, manufacturing was contracting, housing prices were receding and household spending was cooling. Still, stocks were underpinned by fairly modest valuations, a dividend yield well above 3% and again, periodic merger and acquisition excitement.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING PRINCIPAL PROTECTION FUNDS

PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the Funds seek to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. After the five year Guarantee Period, the Index Plus LargeCap Period begins. During this Period, the Fund will seek to outperform the total return performance of the Standard & Poor’s (“S&P”) 500 Index(1) while maintaining a risk profile consistent with the Index. At the end of the Guarantee Period, the guarantee will no longer apply. The Funds are managed by the following Portfolio Management Team with ING Investment Management Co., — the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, Senior Vice President, serves as strategist for the Funds and is responsible for overseeing overall Fund strategy and the allocation of Fund Assets between the Equity and Fixed components.

Equity Component: Hugh T.M. Whelan, Portfolio Manager and Douglas K. Coté, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager.

Note: The Funds are closed to new deposits.

Performance: Listed below are the Class A share total returns of each Principal Protection Fund (“PPF”), excluding sales charges, the S&P 500 Index, the Lehman Brothers 1-3 Year Government (“LBG”) Index(2) and the Lehman Brothers Aggregate Bond (“LBAB”) Index(3) for the year ended May 31, 2005:

PPF	1.42%
PPF II	1.49%
PPF III	1.83%
PPF IV	2.79%
PPF V	2.89%
PPF VI	2.72%
PPF VII	2.82%
PPF VIII	2.99%
PPF IX	3.43%
S&P 500 Index(1)	8.24%
LBG Index(2)	1.88%
LBAB(3)	6.82%

For the periods ended May 31, 2005 for those PPFs with less than a year of performance since the inception of the Guarantee Period:

PPF X from 08/17/04	3.62%
S&P 500 Index(1) from 09/01/04	9.36%
LBG Index(2) from 09/01/04	0.72%
LBAB Index(3) from 09/01/04	3.21%

PPF XI from 11/18/04	(0.09)%
S&P 500 Index(1) from 11/01/04	2.42%
LBG Index(2) from 11/01/04	0.96%
LBAB Index(3) from 11/01/04	2.08%

PPF XII from 02/16/05	0.00%
S&P 500 Index(1) from 03/01/05	0.57%
LBG Index(2) from 03/01/05	0.97%
LBAB Index(3) from 03/01/05	1.92%

(1)     The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.

(2)     The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(3)     The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

An investor cannot invest directly in an index.

Portfolio Specifics: Fund performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, and is an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Funds’ allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Funds generally buy equities (and sell bonds) when the equity market rises and sell equities (and buy bonds) as the equity market declines. The use of fixed income reduces the Funds’ ability to participate as fully in upward moving equity markets.

4

ING PRINCIPAL PROTECTION FUNDS

PORTFOLIO MANAGERS’ REPORT

The Funds’ fixed income component outperformed the Lehman Brothers 1-3 Year Government Index. All of the Funds hold a higher percentage of agency securities as compared to the Index, and agencies outperformed Treasuries, helping performance. These Funds have longer durations than the index, which also helped performance as shorter duration issues underperformed longer duration issues over the period.

The Funds’ equity component outperformed the S&P 500 Index due to security selection, especially in the information technology and financials sectors. The industrials, healthcare and telecommunications sectors had disappointing stock selection results. Individual security selection was aided by the effectiveness of factors historically successful at identifying outperforming stocks, including price momentum, analyst estimate revision, free cash flow to price, capital expense change and change in accruals. Only trailing price-to-earnings had an adverse impact on performance over the year.

Among the largest positive contributors to performance were Wal-Mart Stores, Inc. and previously held JPMorgan Chase & Co. Intel Corp. and Altria Group, Inc. were among the worst performers. The portfolio is currently overweight information technology, energy and health care and underweight the consumer discretionary, financials, and consumer staples sectors. However, our overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

While we expect our statements to be accurate for each of the individual Funds within a series, this may not always be the case due to cash flow differences from Fund to Fund.

Asset Allocation

as of May 31, 2005

(as a percent of net assets)

	Fixed Income	Common Stock	Other Assets and Liabilities
PPF	85.7%	14.8%	(0.5)%
PPF II	88.7%	11.7%	(0.4)%
PPF III	83.0%	17.5%	(0.5)%
PPF IV	63.4%	36.9%	(0.3)%
PPF V	70.9%	29.4%	(0.3)%
PPF VI	73.3%	27.0%	(0.3)%
PPF VII	74.9%	25.5%	(0.4)%
PPF VIII	72.9%	28.1%	(1.0)%
PPF IX	67.8%	33.4%	(1.2)%
PPF X	65.8%	34.5%	(0.3)%
PPF XI	71.1%	29.1%	(0.2)%
PPF XII	71.8%	28.3%	(0.1)%

Portfolio holdings are subject to change daily.

Outlook and Current Strategy: During May, the economic outlook has improved somewhat and the market is finally responding like the recovery has legs. First quarter Gross Domestic Product came in higher than expected and the economy is creating jobs at a healthy pace. Retail sales and industrial production are moderating and energy prices have been ticking downward. Profit growth is at a rate that is more in line with a mid-cycle recovery. Meanwhile, long-term rates remain amazingly low and as a result housing continues to be strong. However, the allocation between equities and fixed income is dependent on our quantitative asset allocation model, which uses the factors mentioned above, not on a qualitative evaluation of the bond versus the equity markets.

5

ING PRINCIPAL PROTECTION FUND

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period October 12, 2001
Including Sales Charge:
Class A(1)	(4.41)%	(0.12)%
Class B(2)	(4.17)%	(0.28)%
Class C(3)	(0.27)%	0.78%
Class Q	1.53%	1.62%
Excluding Sales Charge:
Class A	1.42%	1.52%
Class B	0.79%	0.79%
Class C	0.72%	0.78%
Class Q	1.53%	1.62%
S&P 500 Index(4)	8.24%	5.54	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	2.88	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from October 1, 2001.

6

ING PRINCIPAL PROTECTION FUND II

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period February 1, 2002
Including Sales Charge:
Class A(1)	(4.35)%	(0.70)%
Class B(2)	(4.18)%	(0.83)%
Class C(3)	(0.24)%	0.32%
Class Q	1.44%	1.16%
Excluding Sales Charge:
Class A	1.49%	1.08%
Class B	0.76%	0.33%
Class C	0.75%	0.32%
Class Q	1.44%	1.16%
S&P 500 Index(4)	8.24%	3.38%
Lehman Brothers 1-3 Year Government Index(5)	1.88%	2.86%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund II against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

7

ING PRINCIPAL PROTECTION FUND III

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period June 6, 2002
Including Sales Charge:
Class A(1)	(4.03)%	(0.50)%
Class B(2)	(3.84)%	(0.58)%
Class C(3)	0.05%	0.70%
Class Q	1.79%	1.51%
Excluding Sales Charge:
Class A	1.83%	1.49%
Class B	1.12%	0.73%
Class C	1.04%	0.70%
Class Q	1.79%	1.51%
S&P 500 Index(4)	8.24%	5.60	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	2.71	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund III against the Index or indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from June 1, 2002.

8

ING PRINCIPAL PROTECTION FUND IV

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period October 8, 2002
Including Sales Charge:
Class A(1)	(3.12)%	0.96%
Class B(2)	(2.96)%	1.02%
Class C(3)	1.00%	2.44%
Class Q	2.75%	3.33%
Excluding Sales Charge:
Class A	2.79%	3.25%
Class B	2.04%	2.49%
Class C	2.00%	2.44%
Class Q	2.75%	3.33%
S&P 500 Index(4)	8.24%	17.36	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.79	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund IV against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from October 1, 2002.

9

ING PRINCIPAL PROTECTION FUND V

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period January 23, 2003
Including Sales Charge:
Class A(1)	(3.03)%	0.02%
Class B(2)	(2.80)%	0.21%
Class C(3)	1.04%	1.84%
Excluding Sales Charge:
Class A	2.89%	2.57%
Class B	2.10%	1.87%
Class C	2.02%	1.84%
S&P 500 Index(4)	8.24%	17.31	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.63	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund V against Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from February 1, 2003.

10

ING PRINCIPAL PROTECTION FUND VI

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period April 24, 2003
Including Sales Charge:
Class A(1)	(3.19)%	(0.57)%
Class B(2)	(3.04)%	(0.34)%
Class C(3)	0.87%	1.46%
Class Q	2.65%	2.30%
Excluding Sales Charge:
Class A	2.72%	2.27%
Class B	1.85%	1.52%
Class C	1.85%	1.46%
Class Q	2.65%	2.30%
S&P 500 Index(4)	8.24%	15.42	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.42	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VI against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from May 1, 2003.

11

ING PRINCIPAL PROTECTION FUND VII

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period June 30, 2003
Including Sales Charge:
Class A(1)	(3.09)%	(1.35)%
Class B(2)	(2.93)%	(1.63)%
Class C(3)	1.04%	0.93%
Excluding Sales Charge:
Class A	2.82%	1.73%
Class B	2.05%	0.95%
Class C	2.04%	0.93%
S&P 500 Index(4)	8.24%	13.03	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.24	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VII against the Index or Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from July 1, 2003.

12

ING PRINCIPAL PROTECTION FUND VIII

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period December 23, 2003
Including Sales Charge:
Class A(1)	(2.93)%	(2.36)%
Class B(2)	(2.66)%	(2.45)%
Class C(3)	1.29%	0.99%
Excluding Sales Charge:
Class A	2.99%	1.75%
Class B	2.34%	1.02%
Class C	2.29%	0.99%
S&P 500 Index(4)	8.24%	6.84	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.28	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VIII against the Index or Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from January 1, 2004.

13

ING PRINCIPAL PROTECTION FUND IX

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended May 31, 2005

	1 Year	Since Inception of Guarantee Period April 22, 2004
Including Sales Charge:
Class A(1)	(2.52)%	(2.99)%
Class B(2)	(2.32)%	(2.94)%
Class C(3)	1.64%	1.55%
Excluding Sales Charge:
Class A	3.43%	2.34%
Class B	2.68%	1.58%
Class C	2.64%	1.55%
S&P 500 Index(4)	8.24%	8.94	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.88%	1.62	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund IX against the Index or Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from May 1, 2004.

14

ING PRINCIPAL PROTECTION FUND X

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2005

	Since Inception of Guarantee Period August 17, 2004
Including Sales Charge:
Class A(1)	(2.33)%
Class B(2)	(2.00)%
Class C(3)	2.02%
Excluding Sales Charge:
Class A	3.62%
Class B	3.00%
Class C	3.02%
S&P 500 Index(4)	9.36	%(6)
Lehman Brothers 1-3 Year Government Index(5)	0.72	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund X against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from September 1, 2004.

15

ING PRINCIPAL PROTECTION FUND XI

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2005

	Since Inception of Guarantee Period November 18, 2004
Including Sales Charge:
Class A(1)	(5.84)%
Class B(2)	(5.34)%
Class C(3)	(1.35)%
Excluding Sales Charge:
Class A	(0.09)%
Class B	(0.36)%
Class C	(0.36)%
S&P 500 Index(4)	2.42	%(6)
Lehman Brothers 1-3 Year Government Index(5)	0.96	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund XI against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from December 1, 2004.

16

ING PRINCIPAL PROTECTION FUND XII

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2005

	Since Inception of Guarantee Period February 16, 2005
Including Sales Charge:
Class A(1)	(5.75)%
Class B(2)	(5.29)%
Class C(3)	(1.30)%
Excluding Sales Charge:
Class A	0.00%
Class B	(0.30)%
Class C	(0.30)%
S&P 500 Index(4)	(0.57	)%(6)
Lehman Brothers 1-3 Year Government Index(5)	0.97	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund XII against the Index or Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)Since inception performance for the index is shown from March 1, 2005.

17

ING PRINCIPAL PROTECTION FUNDS

INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The Funds undertake (the “Payment Undertaking”) that on the Guarantee Maturity Date specified in the Prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the inception of the Guarantee Period, less certain expenses not covered by the Expense Limitation Agreement (“Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. Note: An investor must act on the Guarantee Maturity Date in order to receive the Guaranteed Amount.

As you know, the Funds do not implement an “investment strategy” in any conventional sense. Rather, the Funds’ asset allocation strategy seeks to optimize the exposure of the series to the Equity Component while protecting the Funds’ assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Payment Undertaking. The Funds allocate their assets among the following asset classes during the Guarantee Period:

•  During the Guarantee Period, the Funds’ assets will be allocated between the:

•                                          Equity Component, consisting primarily of common stocks included in the S&P 500 Index and futures contracts on the S&P 500 Index; and the

•                                          Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities.

The Funds’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that payment by MBIA under the Guarantee will be required. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Funds.

How Does the Funds’ Asset Allocation work?

The Funds use a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Funds, the then prevailing level of interest rates, equity market volatility, the Funds’ total annual expenses, and the Maturity Date. The model determined the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter.

Equity Component: The Funds will employ an enhanced index strategy. This strategy means that the Funds invest at least 80% of the Equity Component’s net assets in stocks included in the S&P 500 Index although the weightings of the stocks will vary somewhat from their respective weightings in the Index. The Equity Component may also include up to 20% of its assets in S&P 500 Index futures contracts. The Funds may use futures for hedging purposes, but may only use futures on the S&P 500 Index and U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate investment in stocks listed on the S&P 500 Index, the Portfolio Manager may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (ETFs), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Funds’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Funds’ Portfolio Manager will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: The Funds look to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These U.S. Government securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or Agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody’s Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

What Are the Principal Guarantee Period Risks?

Allocation Risk: If at the inception of, or at any time during, the Guarantee Period interest rates are low, the Funds’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that a payment would be required under the Payment Undertaking. The effect of low interest rates on the Funds would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Funds’ assets may become largely invested in the Fixed Component. If the value of the

18

Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Funds would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Funds’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Opportunity Costs: The Funds may allocate a substantial portion, and under certain circumstances all, of the Fund’s assets to the Fixed Component in order to conserve the Funds’ assets to a level equal to or above the present value of the Payment Undertaking. Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Funds’ assets. If the market value of the Equity Component rises, the percentage of the Funds’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Funds will affect these allocations. For example, if the Funds incur early losses, the Funds may allocate 100% of the Funds’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component. The extent to which the Funds participate in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Funds, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Fund and other factors. The Funds might capture a material portion, very little or none of any equity market increase. It is possible that on the Maturity Date, an investor could receive only the Guaranteed Amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

Worse Case Scenarios for the Funds’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee period: (a) the Fund’s NAVs decrease; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Funds’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Investing in Stocks: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Portfolio Manager’s skill in determining which securities to overweight, underweight or avoid altogether.

Investing in Bonds: The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is also a risk that the issuer will default on the payment of principal or interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Funds must distribute substantially all of their net income (including non-cash income attributable to zero coupon securities) to their shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Funds may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy their distribution requirements.

Use of Futures: While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. Such a loss can be substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Funds as a whole, it adds to the Funds’ expense and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

Transaction Costs and Taxes: The asset allocation process results in additional transaction costs such as brokerage commissions. The process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Funds, may increase the Funds’ transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Funds and may therefore also increase the tax liability of shareholders. The Funds will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Funds.

For further information on the Funds’ Investment Strategy and Risks, please refer to your Prospectus and Statement of Additional Information.

19

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Principal Protection Fund	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,004.10	1.62%	$8.09
Class B	1,000.00	1,001.00	2.37	11.82
Class C	1,000.00	1,000.00	2.37	11.82
Class Q	1,000.00	1,004.10	1.62	8.09
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.11	2.37	11.90
Class C	1,000.00	1,013.11	2.37	11.90
Class Q	1,000.00	1,016.85	1.62	8.15

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

20

ING Principal Protection Fund II	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,004.20	1.57%	$7.84
Class B	1,000.00	1,001.00	2.32	11.57
Class C	1,000.00	1,000.00	2.32	11.57
Class Q	1,000.00	1,004.20	1.57	7.84
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.57%	$7.90
Class B	1,000.00	1,013.36	2.32	11.65
Class C	1,000.00	1,013.36	2.32	11.65
Class Q	1,000.00	1,017.10	1.57	7.90

ING Principal Protection Fund III	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,006.10	1.59%	$7.95
Class B	1,000.00	1,003.10	2.34	11.69
Class C	1,000.00	1,002.00	2.34	11.68
Class Q	1,000.00	1,005.10	1.59	7.95
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.59%	$8.00
Class B	1,000.00	1,013.26	2.34	11.75
Class C	1,000.00	1,013.26	2.34	11.75
Class Q	1,000.00	1,017.00	1.59	8.00

ING Principal Protection Fund IV	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,008.30	1.58%	$7.91
Class B	1,000.00	1,004.80	2.33	11.65
Class C	1,000.00	1,003.80	2.33	11.64
Class Q	1,000.00	1,008.30	1.58	7.91
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.58%	$7.95
Class B	1,000.00	1,013.31	2.33	11.70
Class C	1,000.00	1,013.31	2.33	11.70
Class Q	1,000.00	1,017.05	1.58	7.95

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

21

ING Principal Protection Fund V	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,009.20	1.62%	$8.11
Class B	1,000.00	1,005.10	2.37	11.85
Class C	1,000.00	1,005.10	2.37	11.85
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.11	2.37	11.90
Class C	1,000.00	1,013.11	2.37	11.90

ING Principal Protection Fund VI	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,009.70	1.66%	$8.32
Class B	1,000.00	1,006.00	2.41	12.05
Class C	1,000.00	1,004.90	2.41	12.05
Class Q	1,000.00	1,009.70	1.66	8.32
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.65	1.66%	$8.35
Class B	1,000.00	1,012.91	2.41	12.09
Class C	1,000.00	1,012.91	2.41	12.09
Class Q	1,000.00	1,016.65	1.66	8.35

ING Principal Protection Fund VII	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,007.20	1.61%	$8.06
Class B	1,000.00	1,003.00	2.36	11.79
Class C	1,000.00	1,003.00	2.36	11.79
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.61%	$8.10
Class B	1,000.00	1,013.16	2.36	11.85
Class C	1,000.00	1,013.16	2.36	11.85

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

22

ING Principal Protection Fund VIII	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,008.80	1.36%	$6.81
Class B	1,000.00	1,006.20	2.11	10.55
Class C	1,000.00	1,005.10	2.11	10.55
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.36%	$6.84
Class B	1,000.00	1,014.41	2.11	10.60
Class C	1,000.00	1,014.41	2.11	10.60

ING Principal Protection Fund IX	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,009.70	1.62%	$8.12
Class B	1,000.00	1,006.40	2.37	11.86
Class C	1,000.00	1,006.40	2.37	11.86
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.11	2.37	11.90
Class C	1,000.00	1,013.11	2.37	11.90

ING Principal Protection Fund X	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,011.40	1.68%	$8.42
Class B	1,000.00	1,007.80	2.43	12.16
Class C	1,000.00	1,007.80	2.43	12.16
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.55	1.68%	$8.45
Class B	1,000.00	1,012.81	2.43	12.19
Class C	1,000.00	1,012.81	2.43	12.19

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

23

ING Principal Protection Fund XI	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,015.30	1.75%	$8.79
Class B	1,000.00	1,011.60	2.50	12.54
Class C	1,000.00	1,011.60	2.50	12.54
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class B	1,000.00	1,012.47	2.50	12.54
Class C	1,000.00	1,012.47	2.50	12.54

ING Principal Protection Fund XII	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended May 31, 2004*
Actual Fund Return
Class A	$1,000.00	$1,001.00	1.68%	$8.38
Class B	1,000.00	997.00	2.43	12.10
Class C	1,000.00	997.00	2.43	12.10
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.55	1.68%	$8.45
Class B	1,000.00	1,012.81	2.43	12.19
Class C	1,000.00	1,012.81	2.43	12.19

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

ING Equity Trust:

We have audited the accompanying statements of assets and liabilities of ING Principal Protection Fund, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV, ING Principal Protection Fund V, ING Principal Protection Fund VI, ING Principal Protection Fund VII, ING Principal Protection Fund VIII, ING Principal Protection Fund IX, and ING Principal Protection Fund X, ING Principal Protection Fund XI and ING Principal Protection Fund XII, each a series of ING Equity Trust, including the portfolios of investments, as of May 31, 2005, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods presented on pages 39 to 50. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING Principal Protection Fund, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV, ING Principal Protection Fund V, ING Principal Protection Fund VI, ING Principal Protection Fund VII, ING Principal Protection Fund VIII, ING Principal Protection Fund IX, and ING Principal Protection Fund X, ING Principal Protection Fund XI and ING Principal Protection Fund XII as of May 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the years or periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 22, 2005

25

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
ASSETS:
Investments in securities at value*	$221,098,157	$321,212,733	$249,850,901	$489,567,463
Repurchase agreement	1,187,000	602,000	927,000	1,425,000
Cash	14	220	917	253
Dividends and interest receivable	56,026	64,156	74,788	309,204
Prepaid expenses	5,586	8,041	6,122	11,703
Total assets	222,346,783	321,887,150	250,859,728	491,313,623

LIABILITIES:
Payable for fund shares redeemed	476,998	409,849	802,948	880,450
Payable to affiliates	348,340	504,896	395,403	773,820
Payable for trustee fees	7,439	14,889	14,818	5,537
Other accrued expenses and liabilities	265,970	351,171	225,628	343,708
Total liabilities	1,098,747	1,280,805	1,438,797	2,003,515
NET ASSETS	$221,248,036	$320,606,345	$249,420,931	$489,310,108

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$225,321,827	$338,754,175	$255,445,700	$452,124,617
Undistributed net investment income	1,106,403	2,714,668	1,950,693	814,477
Accumulated net realized loss on investments	(14,969,082)	(33,423,523)	(20,802,838)	(2,168,880)
Net unrealized appreciation on investments	9,788,888	12,561,025	12,827,376	38,539,894
NET ASSETS	$221,248,036	$320,606,345	$249,420,931	$489,310,108

* Cost of investments in securities	$211,309,269	$308,651,708	$237,023,525	$451,027,569

See Accompanying Notes to Financial Statements

26

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
Class A:
Net assets	$18,420,102	$25,160,426	$19,004,581	$30,710,814
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,869,456	2,605,950	1,935,836	2,934,314
Net asset value and redemption price per share	$9.85	$9.65	$9.82	$10.47
Maximum offering price per share (5.75%)(1)	$10.45	$10.24	$10.42	$11.11

Class B:
Net assets	$178,016,653	$249,692,686	$203,704,935	$394,210,388
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	18,118,381	25,931,492	20,816,883	37,774,819
Net asset value and redemption price per share(2)	$9.83	$9.63	$9.79	$10.44
Maximum offering price per share	$9.83	$9.63	$9.79	$10.44

Class C:
Net assets	$24,476,221	$45,748,009	$26,636,994	$63,431,082
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,484,604	4,738,408	2,714,407	6,063,515
Net asset value and redemption price per share(2)	$9.85	$9.65	$9.81	$10.46
Maximum offering price per share	$9.85	$9.65	$9.81	$10.46

Class Q:
Net assets	$335,060	$5,224	$74,421	$957,824
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	33,924	541	7,591	91,522
Net asset value and redemption price per share	$9.88	$9.66	$9.80	$10.47
Maximum offering price per share	$9.88	$9.66	$9.80	$10.47

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

27

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
ASSETS:
Investments in securities at value*	$401,558,390	$367,842,372	$192,223,581	$124,174,953
Repurchase agreement	1,981,000	1,896,000	1,668,000	616,000
Cash	730	848	161	132
Dividends and interest receivable	201,691	170,134	84,102	59,394
Prepaid expenses	9,468	8,966	4,352	2,850
Total assets	403,751,279	369,918,320	193,980,196	124,853,329

LIABILITIES:
Payable for fund shares redeemed	365,710	265,826	247,868	963,447
Payable to affiliates	632,592	581,562	363,936	171,933
Payable for trustee fees	6,723	3,059	5,293	1,748
Other accrued expenses and liabilities	310,525	300,935	172,840	131,859
Total liabilities	1,315,550	1,151,382	789,937	1,268,987
NET ASSETS	$402,435,729	$368,766,938	$193,190,259	$123,584,342

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$402,407,711	$371,792,450	$195,050,428	$124,260,864
Undistributed net investment income	919,324	791,151	232,239	573,299
Accumulated net realized gain (loss) on investments	(2,521,840)	(5,184,850)	18,179	(2,002,523)
Net unrealized appreciation (depreciation) on investments	1,630,534	1,368,187	(2,110,587)	752,702
NET ASSETS	$402,435,729	$368,766,938	$193,190,259	$123,584,342

* Cost of investments in securities	$399,927,856	$366,474,185	$194,334,168	$123,422,251

See Accompanying Notes to Financial Statements

28

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
Class A:
Net assets	$30,203,207	$24,970,836	$13,942,023	$16,375,313
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,048,747	2,530,897	1,415,247	1,646,990
Net asset value and redemption price per share	$9.91	$9.87	$9.85	$9.94
Maximum offering price per share (5.75%)(1)	$10.51	$10.47	$10.45	$10.55

Class B:
Net assets	$335,116,884	$304,302,569	$155,147,882	$87,326,293
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	33,893,361	30,896,423	15,670,481	8,796,112
Net asset value and redemption price per share (2)	$9.89	$9.85	$9.90	$9.93
Maximum offering price per share	$9.89	$9.85	$9.90	$9.93

Class C:
Net assets	$37,115,638	$39,287,697	$24,100,354	$19,882,736
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,746,231	3,979,855	2,436,005	2,002,192
Net asset value and redemption price per share (2)	$9.91	$9.87	$9.89	$9.93
Maximum offering price per share	$9.91	$9.87	$9.89	$9.93

Class Q:
Net assets	n/a	$205,836	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	20,850	n/a	n/a
Net asset value and redemption price per share	n/a	$9.87	n/a	n/a
Maximum offering price per share	n/a	$9.87	n/a	n/a

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

29

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
ASSETS:
Investments in securities at value*	$83,649,539	$68,608,563	$44,296,883	$22,931,679
Repurchase agreement	489,000	271,000	312,000	120,000
Cash	131	751	2,383	40
Dividends and interest receivable	47,750	40,435	22,159	11,176
Prepaid organizational expenses	—	—	81,507	56,986
Other prepaid expenses	2,002	4,151	3,001	4,315
Total assets	84,188,422	68,924,900	44,717,933	23,124,196

LIABILITIES:
Payable for fund shares redeemed	707,112	8,301	2,112	—
Payable to affiliates	117,484	91,844	60,968	30,415
Payable for trustee fees	6,896	428	2,410	484
Other accrued expenses and liabilities	191,453	126,721	131,113	58,907
Total liabilities	1,022,945	227,294	196,603	89,806
NET ASSETS	$83,165,477	$68,697,606	$44,521,330	$23,034,390

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$82,435,388	$66,933,790	$44,568,385	$23,045,259
Undistributed net investment income	315,563	166,490	155,202	104,714
Accumulated net realized gain (loss) on investments	(467,873)	648,607	(151,321)	(124,724)
Net unrealized appreciation (depreciation) on investments	882,399	948,719	(50,936)	9,141
NET ASSETS	$83,165,477	$68,697,606	$44,521,330	$23,034,390

* Cost of investments in securities	$82,767,140	$67,659,844	$44,347,819	$22,922,538

See Accompanying Notes to Financial Statements

30

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
Class A:
Net assets	$10,035,161	$14,204,436	$8,998,501	$4,733,723
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	996,016	1,385,826	900,403	473,084
Net asset value and redemption price per share	$10.08	$10.25	$9.99	$10.01
Maximum offering price per share (5.75%)(1)	$10.69	$10.88	$10.60	$10.62

Class B:
Net assets	$58,076,550	$42,237,117	$28,379,898	$12,973,776
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	5,775,345	4,132,785	2,849,526	1,300,998
Net asset value and redemption price per share(2)	$10.06	$10.22	$9.96	$9.97
Maximum offering price per share	$10.06	$10.22	$9.96	$9.97

Class C:
Net assets	$15,053,766	$12,256,053	$7,142,931	$5,326,891
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,496,582	1,199,322	717,280	534,116
Net asset value and redemption price per share(2)	$10.06	$10.22	$9.96	$9.97
Maximum offering price per share	$10.06	$10.22	$9.96	$9.97

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

31

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
INVESTMENT INCOME:
Dividends	$764,181	$761,293	$835,059	$4,041,019
Interest	9,585,775	14,928,983	10,984,583	11,803,037
Total investment income	10,349,956	15,690,276	11,819,642	15,844,056

EXPENSES:
Investment management fees	2,116,410	3,023,440	2,343,354	4,528,596
Distribution and service fees:
Class A	58,028	78,139	60,669	106,363
Class B	2,077,712	2,887,575	2,329,517	4,429,478
Class C	330,492	578,920	351,714	796,285
Class Q	1,299	63	1,322	2,383
Transfer agent fees:
Class A	8,445	17,432	13,075	20,556
Class B	75,431	159,134	125,270	215,875
Class C	12,055	31,876	18,901	38,643
Class Q	170	13	249	399
Administrative service fees	264,549	377,927	292,917	566,069
Shareholder reporting expense	39,065	60,369	49,580	67,985
Registration fees	748	2,320	397	6,666
Professional fees	20,780	19,764	34,225	54,446
Custody and accounting expense	42,055	52,590	48,570	84,528
Trustee fees	7,800	19,309	22,399	9,869
Guarantee fees	873,020	1,247,170	966,634	1,868,047
Miscellaneous expense	22,836	28,533	21,747	38,497
Total expenses	5,950,895	8,584,574	6,680,540	12,834,685
Net recouped fees	314,859	—	—	—
Net expenses	6,265,754	8,584,574	6,680,540	12,834,685
Net investment income	4,084,202	7,105,702	5,139,102	3,009,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,615,270	1,520,788	2,697,334	3,775,685
Net change in unrealized appreciation or depreciation on investments	(4,544,042)	(5,341,504)	(4,392,127)	4,730,365
Net realized and unrealized gain (loss) on investments	(1,928,772)	(3,820,716)	(1,694,793)	8,506,050
Increase in net assets resulting from operations	$2,155,430	$3,284,986	$3,444,309	$11,515,421

See Accompanying Notes to Financial Statements

32

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
INVESTMENT INCOME:
Dividends	$2,856,684	$2,457,664	$1,173,240	$848,283
Interest	10,571,292	10,196,470	4,770,098	3,694,446
Total investment income	13,427,976	12,654,134	5,943,338	4,542,729

EXPENSES:
Investment management fees	3,668,073	3,427,914	1,763,314	904,050
Distribution and service fees:
Class A	91,197	89,135	44,954	48,254
Class B	3,733,739	3,409,199	1,696,655	979,607
Class C	486,568	516,461	327,673	283,014
Class Q	—	674	—	—
Transfer agent fees:
Class A	21,984	30,236	8,248	6,589
Class B	224,833	287,089	77,779	33,449
Class C	29,344	43,844	15,079	9,706
Class Q	—	174	—	—
Administrative service fees	458,505	428,485	220,412	145,561
Shareholder reporting expense	71,914	69,587	28,370	13,860
Registration fees	—	11,412	8,352	9,127
Professional fees	44,585	40,949	16,212	8,720
Custody and accounting expense	57,780	71,175	43,917	37,820
Trustee fees	15,721	9,596	7,556	2,436
Guarantee fees	1,513,082	1,414,016	727,367	480,365
Offering costs	—	—	18,782	77,191
Miscellaneous expense	30,857	27,301	17,738	4,816
Total expenses	10,448,182	9,877,247	5,022,408	3,044,565
Net waived and reimbursed fees	—	—	(275,932)	—
Net expenses	10,448,182	9,877,247	4,746,476	3,044,565
Net investment income	2,979,794	2,776,887	1,196,862	1,498,164

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,631,468	(761,444)	2,174,124	(737,866)
Payment by affiliate and net loss realized on the disposal of investments	—	(11,520)	—	—
Net realized gain (loss) on investments and payment by affiliate	2,631,468	(772,964)	2,174,124	(737,866)
Net change in unrealized appreciation or depreciation on investments	4,240,727	6,431,682	1,470,857	2,805,913
Net realized and unrealized gain on investments	6,872,195	5,658,718	3,644,981	2,068,047
Increase in net assets resulting from operations	$9,851,989	$8,435,605	$4,841,843	$3,566,211

See Accompanying Notes to Financial Statements

33

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
	Year Ended May 31, 2005	Year Ended May 31, 2005	August 16, 2004(1) to May 31, 2005	November 15, 2004(1) to May 31, 2005
INVESTMENT INCOME:
Dividends	$663,355	$432,973	$131,678	$33,120
Interest	2,549,009	1,400,294	741,657	232,108
Total investment income	3,212,364	1,833,267	873,335	265,228

EXPENSES:
Investment management fees	622,469	386,382	167,280	47,164
Distribution and service fees:
Class A	41,384	34,956	15,510	4,509
Class B	627,980	403,970	188,752	51,909
Class C	192,609	117,995	46,959	19,880
Transfer agent fees:
Class A	8,436	8,281	4,448	1,564
Class B	31,998	23,824	13,536	4,512
Class C	9,843	6,936	3,365	1,723
Administrative service fees	98,612	66,178	29,775	8,983
Shareholder reporting expense	30,489	23,574	12,181	3,512
Registration fees	60,962	20,832	3,499	2,063
Professional fees	14,549	14,009	7,459	3,247
Custody and accounting expense	22,631	23,412	14,029	9,029
Trustee fees	8,057	2,778	3,395	969
Guarantee fees	325,422	187,524	80,624	21,815
Organizational expenses and offering costs	117,945	175,000	103,493	25,012
Miscellaneous expense	6,973	5,581	2,861	455
Total expenses	2,220,359	1,501,232	697,166	206,346
Net recouped (waived and reimbursed) fees	61,423	(45,548)	(489)	—
Net expenses	2,281,782	1,455,684	696,677	206,346
Net investment income	930,582	377,583	176,658	58,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(112,019)	931,101	(151,847)	(124,870)
Net change in unrealized appreciation or depreciation on investments	1,879,196	947,961	(50,936)	9,141
Net realized and unrealized gain (loss) on investments	1,767,177	1,879,062	(202,783)	(115,729)
Increase (decrease) in net assets resulting from operations	$2,697,759	$2,256,645	$(26,125)	$(56,847)

(1)          Commencement of operations.

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS

	ING Principal Protection Fund		ING Principal Protection Fund II		ING Principal Protection Fund III
	Year Ended May 31, 2005	Year Ended May 31, 2004	Year Ended May 31, 2005	Year Ended May 31, 2004	Year Ended May 31, 2005	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income	$4,084,202	$5,268,801	$7,105,702	$8,790,620	$5,139,102	$6,428,702
Net realized gain on investments	2,615,270	12,838,793	1,520,788	18,834,971	2,697,334	8,922,253
Net change in unrealized appreciation or depreciation on investments	(4,544,042)	(24,692,215)	(5,341,504)	(40,945,613)	(4,392,127)	(24,725,472)
Net increase (decrease) in net assets resulting from operations	2,155,430	(6,584,621)	3,284,986	(13,320,022)	3,444,309	(9,374,517)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(564,345)	(745,132)	(866,398)	(1,197,538)	(626,977)	(832,606)
Class B	(3,355,370)	(3,485,693)	(5,524,028)	(5,262,708)	(4,298,629)	(3,887,884)
Class C	(477,836)	(690,305)	(1,035,340)	(1,303,518)	(636,967)	(676,217)
Class Q	(13,669)	(20,464)	(820)	(1,033)	(15,845)	(12,938)
Total distributions	(4,411,220)	(4,941,594)	(7,426,586)	(7,764,797)	(5,578,418)	(5,409,645)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	3,465,396	3,885,287	5,578,637	5,723,908	4,415,082	4,189,718
Cost of shares redeemed	(89,757,722)	(149,531,466)	(117,928,323)	(206,725,364)	(86,677,469)	(123,579,930)
Net increase (decrease) in net assets resulting from capital share transactions	(86,292,326)	(145,646,179)	(112,349,686)	(201,001,456)	(82,262,387)	(119,390,212)
Net increase (decrease) in net assets	(88,548,116)	(157,172,394)	(116,491,286)	(222,086,275)	(84,396,496)	(134,174,374)

NET ASSETS:
Beginning of year	309,796,152	466,968,546	437,097,631	659,183,906	333,817,427	467,991,801
End of year	$221,248,036	$309,796,152	$320,606,345	$437,097,631	$249,420,931	$333,817,427
Undistributed net investment income at end of year	$1,106,403	$1,435,837	$2,714,668	$3,037,991	$1,950,693	$2,392,723

See Accompanying Notes to Financial Statements

35

	ING Principal Protection Fund IV		ING Principal Protection Fund V		ING Principal Protection Fund VI
	Year Ended May 31, 2005	Year Ended May 31, 2004	Year Ended May 31, 2005	Year Ended May 31, 2004	Year Ended May 31, 2005	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$3,009,371	$3,011,173	$2,979,794	$3,240,676	$2,776,887	$2,869,402
Net realized gain on investments and payment by affiliate	3,775,685	2,049,301	2,631,468	16,807,982	(772,964)	11,213,182
Net change in unrealized appreciation or depreciation on investments	4,730,365	(6,751,561)	4,240,727	(28,351,175)	6,431,682	(22,877,710)
Net increase (decrease) in net assets resulting from operations	11,515,421	(1,691,087)	9,851,989	(8,302,517)	8,435,605	(8,795,126)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(541,895)	(919,743)	(496,879)	(842,738)	(538,200)	(547,735)
Class B	(1,996,564)	(3,228,097)	(2,356,996)	(2,665,614)	(2,142,456)	(1,560,667)
Class C	(250,943)	(575,221)	(218,543)	(462,165)	(220,499)	(321,198)
Class Q	(12,757)	(15,495)	—	—	(4,268)	(3,278)
Net realized gains:
Class A	(298,219)	(192,145)	(1,227,769)	(442,254)	(1,209,669)	(151,157)
Class B	(3,165,176)	(1,520,921)	(12,976,224)	(3,193,257)	(11,356,416)	(1,115,952)
Class C	(563,441)	(391,698)	(1,686,942)	(638,079)	(1,728,708)	(243,823)
Class Q	(6,785)	(2,962)	—	—	(9,329)	(799)
Total distributions	(6,835,780)	(6,846,282)	(18,963,353)	(8,244,107)	(17,209,545)	(3,944,609)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,522,092	5,413,299	16,736,893	7,188,304	14,729,000	3,346,598
Cost of shares redeemed	(159,304,222)	(236,370,783)	(114,369,592)	(159,341,091)	(118,525,057)	(119,629,889)
Net decrease in net assets resulting from capital share transactions	(153,782,130)	(230,957,484)	(97,632,699)	(152,152,787)	(103,796,057)	(116,283,291)
Net decrease in net assets	(149,102,489)	(239,494,853)	(106,744,063)	(168,699,411)	(112,569,997)	(129,023,026)

NET ASSETS:
Beginning of year	638,412,597	877,907,450	509,179,792	677,879,203	481,336,935	610,359,961
End of year	$489,310,108	$638,412,597	$402,435,729	$509,179,792	$368,766,938	$481,336,935
Undistributed net investment income at end of year	$814,477	$620,134	$919,324	$1,020,827	$791,151	$937,476

See Accompanying Notes to Financial Statements

36

	ING Principal Protection Fund VII		ING Principal Protection Fund VIII		ING Principal Protection Fund IX
	Year Ended May 31, 2005	Year Ended May 31, 2004	Year Ended May 31, 2005	October 1, 2003(1) to May 31, 2004	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004
FROM OPERATIONS:
Net investment income	$1,196,862	$2,283,738	$1,498,164	$447,810	$930,582	$99,904
Net realized gain (loss) on investments	2,174,124	1,190,476	(737,866)	552,844	(112,019)	(28,231)
Net change in unrealized appreciation or depreciation on investments	1,470,857	(3,578,229)	2,805,913	(2,053,211)	1,879,196	(996,797)
Net increase (decrease) in net assets resulting from operations	4,841,843	(104,015)	3,566,211	(1,052,557)	2,697,759	(925,124)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(279,134)	(504,097)	(350,012)	(18,697)	(250,558)	—
Class B	(1,424,159)	(977,463)	(866,225)	(80,749)	(506,813)	—
Class C	(204,609)	(425,072)	(250,269)	(26,745)	(151,384)	—
Net realized gains:
Class A	(268,658)	—	(237,529)	—	(57,695)	—
Class B	(2,577,457)	—	(1,222,220)	—	(207,646)	—
Class C	(507,137)	—	(367,805)	—	(64,544)	—
Total distributions	(5,261,154)	(1,906,632)	(3,294,060)	(126,191)	(1,238,640)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	178,689,762	—	175,816,255	—	110,468,680
Dividends reinvested	4,485,076	1,581,185	2,590,663	99,974	992,642	—
	4,485,076	180,270,947	2,590,663	175,916,229	992,642	110,468,680
Cost of shares redeemed	(59,182,378)	(52,898,713)	(40,351,918)	(13,664,035)	(27,756,749)	(1,073,091)
Net increase (decrease) in net assets resulting from capital share transactions	(54,697,302)	127,372,234	(37,761,255)	162,252,194	(26,764,107)	109,395,589
Net increase (decrease) in net assets	(55,116,613)	125,361,587	(37,489,104)	161,073,446	(25,304,988)	108,470,465

NET ASSETS:
Beginning of year	248,306,872	122,945,285	161,073,446	—	108,470,465	—
End of year	$193,190,259	$248,306,872	$123,584,342	$161,073,446	$83,165,477	$108,470,465
Undistributed net investment income at end of year	$232,239	$946,773	$573,299	$474,011	$315,563	$220,274

(1)          Commencement of operations.

See Accompanying Notes to Financial Statements

37

	ING Principal Protection Fund X		ING Principal Protection Fund XI(1)	ING Principal Protection Fund XII(2)
	Year Ended May 31, 2005	May 3, 2004(1) to May 31, 2004	August 16, 2004(1) to May 31, 2005	November 15, 2004(1) to May 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$377,583	$(4,182)	$176,658	$58,882
Net realized gain (loss) on investments	931,101	—	(151,847)	(124,870)
Net change in unrealized appreciation or depreciation on investments	947,961	758	(50,936)	9,141
Net increase (decrease) in net assets resulting from operations	2,256,645	(3,424)	(26,125)	(56,847)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(112,429)	—	(46,157)	—
Class B	(176,671)	—	(87,818)	—
Class C	(56,784)	—	(24,631)	—
Net realized gains:
Class A	(60,726)	—	—	—
Class B	(170,931)	—	—	—
Class C	(52,496)	—	—	—
Total distributions	(630,037)	—	(158,606)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	54,819,774	19,576,040	47,792,307	23,540,038
Dividends reinvested	524,824	—	132,920	—
	55,344,598	19,576,040	47,925,227	23,540,038
Cost of shares redeemed	(7,622,956)	(223,260)	(3,219,166)	(448,801)
Net increase in net assets resulting from capital share transactions	47,721,642	19,352,780	44,706,061	23,091,237
Net increase in net assets	49,348,250	19,349,356	44,521,330	23,034,390

NET ASSETS:
Beginning of period	19,349,356	—	—	—
End of period	$68,697,606	$19,349,356	$44,521,330	$23,034,390
Undistributed net investment income at end of period	$166,490	$2,363	$155,202	$104,714

(1)          Commencement of operations.

See Accompanying Notes to Financial Statements

38

ING PRINCIPAL PROTECTION FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class A						Class B
Year Ended May 31,					July 5, 2001(1) to May 31,	Year Ended May 31,			July 5, 2001(1) to May 31,
2005			2004	2003	2002	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.95		10.25	9.85	10.00	9.91	10.21	9.81	10.00

Income (loss) from investment operations:
Net investment income	$0.22	*	0.23	0.22	0.11	0.14	0.14	0.15	0.04
Net realized and unrealized gain (loss) on investments	$(0.08)		(0.33)	0.42	(0.22)	(0.06)	(0.32)	0.41	(0.21)
Total from investment operations	$0.14		(0.10)	0.64	(0.11)	0.08	(0.18)	0.56	(0.17)

Less distributions from:
Net investment income	$0.24		0.20	0.24	0.04	0.16	0.12	0.16	0.02
Total distributions	$0.24		0.20	0.24	0.04	0.16	0.12	0.16	0.02
Net asset value, end of period	$9.85		9.95	10.25	9.85	9.83	9.91	10.21	9.81

Total Return(2): %	1.42		(1.01)	6.60	(1.29)**	0.79	(1.76)	5.82	(1.78)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$18,420		28,057	51,385	62,301	178,017	237,539	328,399	345,449

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.69		1.74	1.75	1.75	2.44	2.49	2.50	2.50
Gross expenses prior to expense reimbursement/recoupment(3)%	1.57		1.67	1.78	1.87	2.32	2.42	2.54	2.62
Net investment income after expense reimbursement/recoupment(3)(4)%	2.22		2.03	2.21	1.44	1.48	1.28	1.46	0.69
Portfolio turnover rate %	29		29	47	125	29	29	47	125

Class C						Class Q
Year Ended May 31,					July 5, 2001(1) to May 31,	Year Ended May 31,				July 5, 2001(1) to May 31,
2005			2004	2003	2002	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.92		10.21	9.81	10.00	9.97		10.27	9.87	10.00

Income (loss) from investment operations:
Net investment income	$0.15	*	0.15	0.15	0.05	0.22	*	0.24	0.25	0.11
Net realized and unrealized gain (loss) on investments	$(0.08)		(0.34)	0.41	(0.22)	(0.07)		(0.34)	0.40	(0.19)
Total from investment operations	$0.07		(0.19)	0.56	(0.17)	0.15		(0.10)	0.65	(0.08)

Less distributions from:
Net investment income	$0.14		0.10	0.16	0.02	0.24		0.20	0.25	0.05
Total distributions	$0.14		0.10	0.16	0.02	0.24		0.20	0.25	0.05
Net asset value, end of period	$9.85		9.92	10.21	9.81	9.88		9.97	10.27	9.87

Total Return(2): %	0.72		(1.83)	5.78	(1.66)**	1.53		(1.01)	6.68	(1.13)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,476		43,529	85,451	105,908	335		671	1,733	2,434

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.44		2.49	2.50	2.30	1.69		1.70	1.66	1.60
Gross expenses prior to expense reimbursement/recoupment(3)%	2.32		2.42	2.54	2.62	1.57		1.63	1.69	1.72
Net investment income after expense reimbursement/recoupment(3)(4)%	1.46		1.28	1.45	0.72	2.21		2.08	2.30	1.59
Portfolio turnover rate %	29		29	47	125	29		29	47	125

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*       Per share data calculated using weighted average number of shares throughout the period.

**     Represents performance beginning on the first day of the Guarantee Period (October 12, 2001). Total return from commencement of offering of shares was (1.11)%, (1.70)%, (1.70)% and (0.81)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

39

ING PRINCIPAL PROTECTION FUND II

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A					Class B
	Year Ended May 31,				November 5, 2001(1) to May 31,	Year Ended May 31,			November 5, 2001(1) to May 31,
	2005		2004	2003	2002	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.77		10.15	9.83	10.00	9.74	10.12	9.80	10.00

Income (loss) from investment operations:
Net investment income	$0.25	*	0.25	0.23	0.06	0.19	0.16	0.16	0.03
Net realized and unrealized gain (loss) on investments	$(0.10)		(0.43)	0.32	(0.22)	(0.12)	(0.41)	0.32	(0.23)
Total from investment operations	$0.15		(0.18)	0.55	(0.16)	0.07	(0.25)	0.48	(0.20)

Less distributions from:
Net investment income	$0.27		0.20	0.23	0.01	0.18	0.13	0.16	0.00	**
Total distributions	$0.27		0.20	0.23	0.01	0.18	0.13	0.16	0.00	**
Net asset value, end of period	$9.65		9.77	10.15	9.83	9.63	9.74	10.12	9.80

Total Return(2): %	1.49		(1.74)	5.73	(1.70)†	0.76	(2.47)	4.98	(2.00	)†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$25,160		37,580	76,897	98,109	249,693	328,221	442,268	465,111

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.58		1.69	1.75	1.61	2.33	2.44	2.50	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	1.58		1.65	1.78	1.61	2.33	2.40	2.53	2.36
Net investment income after expense reimbursement/recoupment(3)(4)%	2.56		2.26	2.30	1.36	1.82	1.51	1.55	0.61
Portfolio turnover rate %	24		74	60	70	24	74	60	70

	Class C						Class Q
	Year Ended May 31,				November 5, 2001(1) to May 31,		Year Ended May 31,				November 5, 2001(1) to May 31,
	2005		2004	2003	2002		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.75		10.12	9.80	10.00		9.78		10.16	9.83	10.00

Income (loss) from investment operations:
Net investment income	$0.17	*	0.18	0.15	0.03		0.25	*	0.24	0.31	0.07
Net realized and unrealized gain (loss) on investments	$(0.10)		(0.43)	0.33	(0.23)		(0.11)		(0.40)	0.26	(0.23)
Total from investment operations	$0.07		(0.25)	0.48	(0.20)		0.14		(0.16)	0.57	(0.16)

Less distributions from:
Net investment income	$0.17		0.12	0.16	0.00	**	0.26		0.22	0.24	0.01
Total distributions	$0.17		0.12	0.16	0.00	**	0.26		0.22	0.24	0.01
Net asset value, end of period	$9.65		9.75	10.12	9.80		9.66		9.78	10.16	9.83

Total Return(2): %	0.75		(2.52)	4.99	(2.00	)†	1.44		(1.56)	5.87	(1.70)†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$45,748		71,250	139,961	159,563		5		47	58	81

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.33		2.44	2.50	2.36		1.58		1.63	1.61	1.45
Gross expenses prior to expense reimbursement/recoupment(3)%	2.33		2.40	2.53	2.36		1.58		1.59	1.64	1.45
Net investment income after expense reimbursement/recoupment(3)(4)%	1.81		1.51	1.55	0.69		2.53		2.33	2.42	1.52
Portfolio turnover rate %	24		74	60	70		24		74	60	70

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*       Per share data calculated using weighted average number of shares throughout the period.

**     Amount represents less than $0.01 per share.

†        Represents performance beginning on the first day of the Guarantee Period (February 1, 2002). Total return from commencement of offering of shares was (1.60)%, (1.96)%, (1.97)% and (1.60)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

40

ING PRINCIPAL PROTECTION FUND III

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A							Class B
	Year Ended May 31,					March 5, 2001(1) to May 31,		Year Ended May 31,				March 5, 2001(1) to May 31,
	2005		2004	2003		2002		2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.90		10.27	10.01		10.00		9.86	10.23	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.24	*	0.25	0.21		0.01		0.18	0.16	0.13		0.00	**
Net realized and unrealized gain (loss) on investments	$(0.06)		(0.42)	0.22		0.00	**	(0.07)	(0.40)	0.22		0.00	**
Total from investment operations	$0.18		(0.17)	0.43		0.01		0.11	(0.24)	0.35		0.00	**

Less distributions from:
Net investment income	$0.26		0.20	0.17		—		0.18	0.13	0.12		—
Total distributions	$0.26		0.20	0.17		—		0.18	0.13	0.12		—
Net asset value, end of period	$9.82		9.90	10.27		10.01		9.79	9.86	10.23		10.00

Total Return(2):	% 1.83		(1.63)	4.35	†	—	***	1.12	(2.38)	3.51	†	—	***

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,005		29,113	49,652		57,749		203,705	261,098	335,942		347,788

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.59		1.68	1.75		0.97		2.34	2.43	2.50		1.72
Gross expenses prior to expense reimbursement/recoupment(3)%	1.59		1.66	1.77		0.97		2.34	2.41	2.52		1.72
Net investment income after expense reimbursement/recoupment(3)(4)%	2.44		2.26	2.08		0.85		1.69	1.51	1.33		0.07
Portfolio turnover rate %	16		27	91		—		16	27	91		—

	Class C							Class Q
	Year Ended May 31,					March 5, 2001(1) to May 31,		Year Ended May 31,					March 5, 2001(1) to May 31,
	2005		2004	2003		2002		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.88		10.23	10.00		10.00		9.89		10.28	10.02		10.00

Income (loss) from investment operations:
Net investment income	$0.17	*	0.19	0.13		0.00	**	0.24	*	0.23	0.22		0.01
Net realized and unrealized gain (loss) on investments	$(0.07)		(0.43)	0.22		0.00	**	(0.06)		(0.40)	0.22		0.01
Total from investment operations	$0.10		(0.24)	0.35		0.00	**	0.18		(0.17)	0.44		0.02

Less distributions from:
Net investment income	$0.17		0.11	0.12		—		0.27		0.22	0.18		—
Total distributions	$0.17		0.11	0.12		—		0.27		0.22	0.18		—
Net asset value, end of period	$9.81		9.88	10.23		10.00		9.80		9.89	10.28		10.02

Total Return(2): %	1.04		(2.37)	3.51	†	—	***	1.79		(1.64)	4.45	†	—	***

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,637		43,018	81,800		90,826		74		588	599		574

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.34		2.43	2.50		1.72		1.59		1.62	1.62		0.80
Gross expenses prior to expense reimbursement/recoupment(3)%	2.34		2.41	2.52		1.72		1.59		1.60	1.63		0.80
Net investment income after expense reimbursement/recoupment(3)(4)%	1.69		1.51	1.33		0.06		2.44		2.32	2.22		1.02
Portfolio turnover rate %	16		27	91		—		16		27	91		—

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

(4)               The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Amount represents less than $0.01 per share.

***        As of May 31, 2002, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.10%, 0.00%, 0.00% and 0.20% for Class A, B, C and Q, respectively.

†                       Represents performance beginning on the first day of the Guarantee Period (June 6, 2002). Total return for year ended May 31, 2003 was 4.35%, 3.51%, 3.51% and 4.45% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

41

ING PRINCIPAL PROTECTION FUND IV

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B
			July 1,				July 1,
	Year Ended May 31,		2002(1) to May 31,		Year Ended May 31,		2002(1) to May 31,
	2005	2004	2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.39	10.52	10.00		10.35	10.47	10.00

Income (loss) from investment operations:
Net investment income	$0.13	0.12	0.09		0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments	$0.15	(0.08)	0.47		0.16	(0.07)	0.46
Total from investment operations	$0.28	0.04	0.56		0.21	(0.03)	0.49

Less distributions from:
Net investment income	$0.13	0.14	0.03		0.05	0.06	0.01
Net realized gains on investments	$0.07	0.03	0.01		0.07	0.03	0.01
Total distributions	$0.20	0.17	0.04		0.12	0.09	0.02
Net asset value, end of period	$10.47	10.39	10.52		10.44	10.35	10.47

Total Return(2):	% 2.79	0.36	5.50	*	2.04	(0.29)	4.89	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,711	52,094	89,558		394,210	487,343	603,649
Ratios to average net assets:
Expenses(3)%	1.58	1.65	1.61		2.33	2.40	2.36
Net investment income(3)%	1.22	1.08	1.12		0.49	0.33	0.36
Portfolio turnover rate %	70	75	31		70	75	31

	Class C					Class Q
				July 1,				July 1,
	Year Ended May 31,			2002(1) to May 31,		Year Ended May 31,		2002(1) to May 31,
	2005		2004	2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period		$10.36	10.47	10.00		10.40	10.52	10.00

Income (loss) from investment operations:
Net investment income		$0.06	0.05	0.03		0.13	0.13	0.10
Net realized and unrealized gain (loss) on investments		$0.14	(0.09)	0.46		0.15	(0.07)	0.46
Total from investment operations		$0.20	(0.04)	0.49		0.28	0.06	0.56

Less distributions from:
Net investment income		$0.03	0.04	0.01		0.14	0.15	0.03
Net realized gains on investments		$0.07	0.03	0.01		0.07	0.03	0.01
Total distributions		$0.10	0.07	0.02		0.21	0.18	0.04
Net asset value, end of period		$10.46	10.36	10.47		10.47	10.40	10.52

Total Return(2):	%	2.00	(0.37)	4.90	*	2.75	0.58	5.54	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$63,431	98,026	183,228		958	950	1,473
Ratios to average net assets:
Expenses(3)%		2.33	2.40	2.36		1.58	1.59	1.49
Net investment income(3)%		0.47	0.33	0.36		1.23	1.14	1.24
Portfolio turnover rate	%	70	75	31		70	75	31

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

*                      Represents performance beginning on the first day of the Guarantee Period (October 8, 2002). Total return from commencement of offering of shares was 5.61%, 4.89%, 4.90% and 5.64% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

42

ING PRINCIPAL PROTECTION FUND V

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
					November 1,				November 1,
	Year Ended May 31,				2002(1) to May 31,		Year Ended May 31,		2002(1) to May 31,
	2005			2004	2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period		$10.11		10.41	10.00		10.09	10.38	10.00
Income (loss) from investment operations:
Net investment income		$0.13	*	0.13	0.05		0.06	0.05	0.01
Net realized and unrealized gain (loss) on investments		$0.16		(0.22)	0.36		0.15	(0.21)	0.37
Total from investment operations		$0.29		(0.09)	0.41		0.21	(0.16)	0.38

Less distributions from:
Net investment income		$0.14		0.14	—		0.06	0.06	—
Net realized gains on investments		$0.35		0.07	—		0.35	0.07	—
Total distributions		$0.49		0.21	—		0.41	0.13	—
Net asset value, end of period		$9.91		10.11	10.41		9.89	10.09	10.38

Total Return(2):	%	2.89		(0.89)	4.10	**	2.10	(1.54)	3.90	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$30,203		42,889	74,905		335,117	405,311	496,076
Ratios to average net assets:
Expenses(3)%		1.59		1.67	1.56		2.34	2.42	2.31
Net investment income(3)%		1.34		1.22	1.00		0.59	0.47	0.25
Portfolio turnover rate	%	80		53	12		80	53	12

	Class C
				November 1,
	Year Ended May 31,			2002(1) to May 31,
	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.10		10.38	10.00
Income (loss) from investment operations:
Net investment income	$0.06	*	0.06	0.01
Net realized and unrealized gain (loss) on investments	$0.15		(0.22)	0.37
Total from investment operations	$0.21		(0.16)	0.38

Less distributions from:
Net investment income	$0.05		0.05	—
Net realized gains on investments	$0.35		0.07	—
Total distributions	$0.40		0.12	—
Net asset value, end of period	$9.91		10.10	10.38

Total Return(2):	% 2.02		(1.52)	3.90	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,116		60,980	106,754
Ratios to average net assets:
Expenses(3)%	2.34		2.42	2.31
Net investment income(3)%	0.59		0.47	0.25
Portfolio turnover rate %	80		53	12

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Represents performance beginning on the first day of the Guarantee Period (January 23, 2003). Total return from commencement of offering of shares is 4.10%, 3.80% and 3.80% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

43

ING PRINCIPAL PROTECTION FUND VI

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
					February 3,				February 3,
	Year Ended May 31,				2003(1) to May 31,		Year Ended May 31,		2003(1) to May 31,
	2005			2004	2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period		$10.08		10.31	10.00		10.06	10.30	10.00
Income (loss) from investment operations:
Net investment income		$0.13	*	0.13	0.01		0.06	0.05	0.00	**
Net realized and unrealized gain (loss) on investments		$0.14		(0.23)	0.30		0.12	(0.22)	0.30
Total from investment operations		$0.27		(0.10)	0.31		0.18	(0.17)	0.30

Less distributions from:
Net investment income		$0.15		0.10	—		0.06	0.04	—
Net realized gains on investments		$0.33		0.03	—		0.33	0.03	—
Total distributions		$0.48		0.13	—		0.39	0.07	—
Net asset value, end of period		$9.87		10.08	10.31		9.85	10.06	10.30

Total Return(2):	%	2.72	***	(1.01)	3.10	†	1.85	(1.70)	3.10	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$24,971		43,443	63,460		304,303	372,323	444,549
Ratios to average net assets:
Expenses(3)%		1.62		1.67	1.41		2.37	2.42	2.16
Net investment income (loss)(3)%		1.33		1.19	0.59		0.59	0.44	(0.16)
Portfolio turnover rate	%	100		44	3		100	44	3

	Class C						Class Q
					February 3,				February 3,
	Year Ended May 31,				2003(1) to May 31,		Year Ended May 31,		2003(1) to May 31,
	2005			2004	2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period		$10.06		10.30	10.00		10.09	10.33	10.00
Income (loss) from investment operations:
Net investment income		$0.06	*	0.05	0.00	**	0.13	0.13	0.01
Net realized and unrealized gain (loss) on investments		$0.12		(0.22)	0.30		0.13	(0.23)	0.32
Total from investment operations		$0.18		(0.17)	0.30		0.26	(0.10)	0.33

Less distributions from:
Net investment income		$0.04		0.04	—		0.15	0.11	—
Net realized gains on investments		$0.33		0.03	—		0.33	0.03	—
Total distributions		$0.37		0.07	—		0.48	0.14	—
Net asset value, end of period		$9.87		10.06	10.30		9.87	10.09	10.33

Total Return(2):	%	1.85		(1.72)	3.00	†	2.65	(0.98)	3.20	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$39,288		65,269	102,047		206	302	304
Ratios to average net assets:
Expenses(3)%		2.37		2.42	2.19		1.62	1.61	1.35
Net investment income (loss)(3)%		0.58		0.44	(0.13)		1.36	1.24	0.81
Portfolio turnover rate	%	100		44	3		100	44	3

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Amount represents less than $0.01 per share.

***        In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which did not have an impact on total return.

†                       Represents performance beginning on the first day of the Guarantee Period (April 24, 2003). Total return from commencement of offering of shares was 3.10%, 3.00%, 3.00% and 3.30% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

44

ING PRINCIPAL PROTECTION FUND VII

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Year Ended				May 1, 2003(1) to		Year Ended		May 1, 2003(1) to
	May 31,				May 31,		May 31,		May 31,
	2005		2004		2003		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.88		10.00		10.00		9.93	10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.12	*	0.13		0.00	**	0.05	0.07	0.00	**
Net realized and unrealized gain (loss) on investments	$0.16		(0.08)		0.00	**	0.15	(0.09)	0.00	**
Total from investment operations	$0.28		0.05		0.00	**	0.20	(0.02)	0.00	**

Less distributions from:
Net investment income	$0.16		0.17		—		0.08	0.05	—
Net realized gains on investments	$0.15		—		—		0.15		—
Total distributions	$0.31		0.17		—		0.23	0.05	—
Net asset value, end of period	$9.85		9.88		10.00		9.90	9.93	10.00

Total Return(2): %	2.82		0.52	†	—	***	2.05	(0.21)†	—	***

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,942		21,805		11,028		155,148	182,112	92,014
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.46		0.99		0.88		2.21	1.74	1.60
Gross expenses prior to expense reimbursement(3)%	1.59		1.72		0.88		2.34	2.47	1.60
Net investment income (loss) after expense reimbursement(3)(4)%	1.23		1.51		0.09		0.48	0.76	(0.63)
Portfolio turnover rate %	49		91		—		49	91	—

	Class C
				May 1,
	Year Ended			2003(1) to
	May 31,			May 31,
	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.90		10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.04	*	0.07	0.00	**
Net realized and unrealized gain (loss) on investments	$0.16		(0.09)	0.00	**
Total from investment operations	$0.20		(0.02)	0.00	**

Less distributions from:
Net investment income	$0.06		0.08	—
Net realized gains on investments	$0.15		—
Total distributions	$0.21		0.08	—
Net asset value, end of period	$9.89		9.90	10.00

Total Return(2):	% 2.04		(0.24)†	—	***

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,100		44,390	19,903
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.21		1.74	1.60
Gross expenses prior to expense reimbursement(3)%	2.34		2.47	1.60
Net investment income (loss) after expense reimbursement(3)(4)%	0.49		0.76	(0.64)
Portfolio turnover rate	% 49		91	—

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

(4)               The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Amount represents less than $0.01 per share.

***        As of May 31, 2003, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

†                       Represents performance beginning on the first day of Guarantee Period (June 30, 2003). Total return for the year ended May 31, 2004 was 0.69%, (0.02)% and (0.05)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

45

ING PRINCIPAL PROTECTION FUND VIII

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B			Class C
	Year	October 1,	Year	October 1,		Year	October 1,
	Ended	2003(1) to	Ended	2003(1) to		Ended	2003(1) to
	May 31,	May 31,	May 31,	May 31,		May 31,	May 31,
	2005	2004	2005	2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.95	10.00	9.91	10.00		9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.18	0.06	0.10	0.02		0.10	0.02
Net realized and unrealized loss on investments	$0.11	(0.10)	0.13	(0.10)		0.12	(0.10)
Total from investment operations	$0.29	(0.04)	0.23	(0.08)		0.22	(0.08)

Less distributions from:
Net investment income	$0.18	0.01	0.09	0.01		0.08	0.01
Net realized gains on investments	$0.12	—	0.12	—		0.12	—
Total distributions	$0.30	0.01	0.21	0.01		0.20	0.01
Net asset value, end of period	$9.94	9.95	9.93	9.91		9.93	9.91

Total Return(2):	% 2.99	(0.45)*	2.34	(0.85	)*	2.29	(0.85	)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,375	22,336	87,326	105,448		19,883	33,289
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	1.44	1.51	2.19	2.12	(5)	2.19	2.12	(5)
Gross expenses prior to expense reimbursement(3)%	1.44	1.54	2.19	2.29		2.19	2.29
Net investment income after expense reimbursement(3)(4)%	1.68	0.96	0.93	0.39	(5)	0.92	0.39	(5)
Portfolio turnover rate	% 77	42	77	42		77	42

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

(4)               The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5)               ING Funds Distributor, LLC voluntarily waived 0.75% of distribution fees on Classes B and C from October 1, 2003 through December 23, 2003.

*                      Represents performance beginning on the first day of the Guarantee Period (December 23, 2003). Total return from commencement of offering of shares was (0.45)%, (0.85)% and (0.85)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

46

ING PRINCIPAL PROTECTION FUND IX

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B			Class C
	Year	February 2,	Year	February 2,		Year	February 2,
	Ended	2004(1) to	Ended	2004(1) to		Ended	2004(1) to
	May 31,	May 31,	May 31,	May 31,		May 31,	May 31,
	2005	2004	2005	2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.92	10.00	9.91	10.00		9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.18	0.02	0.09	0.01		0.09	0.01
Net realized and unrealized loss on investments	$0.16	(0.10)	0.17	(0.10)		0.17	(0.10)
Total from investment operations	$0.34	(0.08)	0.26	(0.09)		0.26	(0.09)

Less distributions from:
Net investment income	$0.15	—	0.08	—		0.08	—
Net realized gain on investments	$0.03	—	0.03	—		0.03	—
Total distributions	$0.18	—	0.11	—		0.11	—
Net asset value, end of period	$10.08	9.92	10.06	9.91		10.06	9.91

Total Return(2):	% 3.43	(0.80)*	2.68	(0.90	)*	2.64	(0.90	)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,035	20,081	58,077	66,636		15,054	21,753
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.68	1.30	2.43	1.74	(5)	2.43	1.74	(5)
Gross expenses prior to expense reimbursement(3)%	1.62	1.56	2.37	2.36		2.37	2.36
Net investment income after expense reimbursement(3)(4)%	1.56	0.77	0.82	0.37	(5)	0.81	0.37	(5)
Portfolio turnover rate	% 67	4	67	4		67	4

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

(4)               The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5)               ING Fund Distributor, LLC voluntarily waived 0.75% of distribution fees on Class B and Class C of Principal Protection IX from February 2, 2004 through April 22, 2004.

*                      Represents performance beginning on the first day of the Guarantee Period (April 22, 2004). Total return from commencement of offering of shares was (0.50)%, (0.60)% and (0.60)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

47

ING PRINCIPAL PROTECTION FUND X

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B				Class C
	Year		May 3,		Year		May 3,		Year		May 3,
	Ended		2004(1) to		Ended		2004(1) to		Ended		2004(1) to
	May 31,		May 31,		May 31,		May 31,		May 31,		May 31,
	2005		2004		2005		2004		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00		10.00		10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.10		0.00	*	0.04		0.00	*	0.04		0.00	*
Net realized and unrealized gain (loss) on investments	$0.26		0.00	*	0.26		0.00	*	0.26		0.00	*
Total from investment operations	$0.36		0.00	*	0.30		0.00	*	0.30		0.00	*

Less distributions from:
Net investment income	$0.07		—		0.04		—		0.04		—
Net realized gains on investments	$0.04		—		0.04		—		0.04		—
Total distributions	$0.11		—		0.08		—		0.08		—
Net asset value, end of period	$10.25		10.00		10.22		10.00		10.22		10.00

Total Return(2):	% 3.62	***	—	**	3.00	***	—	**	3.02	***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,204		5,047		42,237		12,477		12,256		1,825
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.69		0.93		2.32		1.68		2.32		1.68
Gross expenses prior to expense reimbursement(3)%	1.68		2.27		2.43		3.02		2.43		3.02
Net investment income (loss) after expense
reimbursement(3)(4)%	1.08		(0.01)		0.43		(0.75)		0.43		(0.77)
Portfolio turnover rate	% 78		—		78		—		78		—

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

(4)               The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Amount represents less than $0.01 per share.

**               As of May 31, 2004, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (August 17, 2004). Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

***        Represents performance beginning on the first day of the Guarantee Period (August 17, 2004). Total return for the year ended May 31, 2005 was 3.62%, 3.00% and 3.02% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

48

ING PRINCIPAL PROTECTION FUND XI

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B	Class C
	August 16,		August 16,	August 16,
	2004(1) to		2004(1) to	2004(1) to
	May 31,		May 31,	May 31,
	2005		2005	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.08		0.03	0.03
Net realized and unrealized gain (loss) on investments	$(0.04)		(0.04)	(0.04)
Total from investment operations	$0.04		(0.01)	(0.01)

Less distributions from:
Net investment income	$0.05		0.03	0.03
Net asset value, end of period	$9.99		9.96	9.96

Total Return(2):	$(0.09	)*	(0.36)*	(0.36)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,999		28,380	7,143
Ratios to average net assets:
Expenses(3)%	1.75		2.50	2.50
Net investment income(3)%	1.19		0.43	0.46
Portfolio turnover rate	% 28		28	28

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

*                      Represents performance beginning on the first day of the Guarantee Period (November 18, 2004). Total return from commencement of offering of shares was 0.27%, (0.11)% and (0.08)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

49

ING PRINCIPAL PROTECTION FUND XII

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B	Class C
	November 15,		November 15,	November 15,
	2004(1) to		2004(1) to	2004(1) to
	May 31, 2005		May 31, 2005	May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.05		0.02	0.02
Net realized and unrealized gain (loss) on investments	$(0.04)		(0.05)	(0.05)
Total from investment operations	$0.01		(0.03)	(0.03)

Less distributions from:
Net investment income	$—		—	—
Net asset value, end of period	$10.01		9.97	9.97

Total Return(2):	% 0.00	*	(0.30)*	(0.30)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,734		12,974	5,327
Ratios to average net assets:
Expenses(3)%	1.68		2.43	2.43
Net investment loss(3)%	1.26		0.49	0.52
Portfolio turnover rate	% 14		14	14

(1)               Commencement of operations.

(2)               Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)               Annualized for periods less than one year.

*                      Represents performance beginning on the first day of the Guarantee Period (February 16, 2005). Total return from commencement of offering of shares was 0.10%, (0.30)% and (0.30)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

50

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005

NOTE 1 — ORGANIZATION

Organization. The ING Principal Protection Funds are part of the ING Equity Trust (“IET”), which is an open-end investment management company registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-five separate funds. Twelve of the Funds included in this report are: ING Principal Protection Fund (“Principal Protection” or “PPF”), ING Principal Protection Fund II (“Principal Protection II” or “PPF II”), ING Principal Protection Fund III (“Principal Protection III” or “PPF III”), ING Principal Protection Fund IV (“Principal Protection IV” or “PPF IV”), ING Principal Protection Fund V (“Principal Protection V” or “PPF V”), ING Principal Protection Fund VI (“Principal Protection VI” or “PPF VI”), ING Principal Protection Fund VII (“Principal Protection VII” or “PPF VII”), ING Principal Protection VIII (“Principal Protection VIII” or “PPF VIII”), ING Principal Protection IX (“Principal Protection IX” or “PPF IX”), ING Principal Protection X (“Principal Protection X” or “PPF X”), ING Principal Protection XI (“Principal Protection XI” or “PPF XI”), and ING Principal Protection XII (“Principal Protection XII” or “PPF XII”), (each a “Fund”; collectively the “Funds”).

Each Fund has an Offering Period, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index.

The following table presents the time periods for each Fund’s three phases:

Commencement
	Offering		Guarantee	of Index Plus
	Period		Period	LargeCap
PPF	07/05/01 – 10/11/01		10/12/01 – 10/11/06	10/12/06
PPF II	11/05/01 – 01/31/02		02/01/02 – 01/31/07	02/01/07
PPF III	03/01/02 – 05/30/02	*	06/06/02 – 06/05/07	06/06/07
PPF IV	07/01/02 – 09/30/02	*	10/08/02 – 10/08/07	10/09/07
PPF V	11/01/02 – 01/15/03	*	01/23/03 – 01/22/08	01/23/08
PPF VI	02/03/03 – 04/15/03	*	04/24/03 – 04/23/08	04/24/08
PPF VII	05/01/03 – 06/24/03	*	06/30/03 – 06/26/08	06/27/08
PPF VIII	10/01/03 – 12/15/03	*	12/23/03 – 12/22/08	12/23/08
PPF IX	02/02/04 – 04/15/04	*	04/22/04 – 04/21/09	04/22/09
PPF X	05/03/04 – 08/09/04	*	08/17/04 – 08/14/09	08/15/09
PPF XI	08/16/04 – 11/11/04	*	11/18/04 – 11/18/09	11/19/09
PPF XII	11/15/04 – 02/09/05	*	02/16/05 – 02/16/10	02/17/10

*                      A Quiet Period between the Offering Period and the Guarantee Period where new deposits are not accepted and the assets will remain invested in short term instruments.

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Funds pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                                   Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported

51

bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                                     Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.                                     Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are

52

translated into U.S. dollars on the following basis:

(1)               Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)               Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.                        Foreign Currency Transactions and Futures Contracts. The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. For the year ended May 31, 2005, the Funds did not enter into foreign currency exchange transactions.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the year ended May 31, 2005, the Funds did not enter into futures contracts involving foreign currency, interest rates, securities and security indices.

E.                        Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends and capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the

53

Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.                          Federal Income Taxes. It is the policy of the Funds to comply with the requirements of the subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax or provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.                         Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

H.                        Guarantee Fees. Each Fund’s Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (“MBIA”), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period.

I.                             Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

J.                          Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

K.                      Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
PPF	$24,140,634	$29,724,098
PPF II	39,429,249	36,136,935
PPF III	38,480,912	39,331,267
PPF IV	216,587,991	256,339,673
PPF V	165,663,539	212,279,415
PPF VI	160,704,655	201,224,057
PPF VII	55,289,719	73,096,109

54

	Purchases	Sales
PPF VIII	$56,409,012	$71,951,693
PPF IX	40,369,758	50,477,680
PPF X	47,904,139	26,345,949
PPF XI	21,801,900	8,959,197
PPF XII	9,468,145	2,815,217

U.S. Government securities not included above were as follows:

	Purchases	Sales
PPF	$52,131,305	$142,804,482
PPF II	51,948,808	181,814,751
PPF III	8,100,145	99,985,566
PPF IV	179,972,784	307,893,954
PPF V	201,123,038	278,297,796
PPF VI	265,690,746	354,676,418
PPF VII	52,004,939	98,508,400
PPF VIII	54,824,466	81,268,519
PPF IX	24,965,019	43,310,513
PPF X	60,987,932	17,090,636
PPX XI	34,722,480	3,708,349
PPF XII	16,602,962	379,059

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND GUARANTEE FEES

The Funds entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.60% during its Index Plus LargeCap Period. For PPF – PPF VII, the fee during the Guarantee Period is 0.80%. During the Guarantee Period for PPF VIII – PPF XII, the maximum fee is 0.80% on the Equity Component and 0.55% on both the Fixed Component and Exchange Traded Fund (“ETF”) Strategy Component of the average daily net assets.

ING Investment Management Co. (“ING IM”) a registered investment advisor, serves as Sub-Adviser to the Funds.

ING Funds Services, LLC (the “Administrator”), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund’s average daily net assets.

The Investment Manager, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A	Class B	Class C	Class Q
PPF	0.25%	1.00%	1.00%	0.25%
PPF II	0.25%	1.00%	1.00%	0.25%
PPF III	0.25%	1.00%	1.00%	0.25%
PPF IV	0.25%	1.00%	1.00%	0.25%
PPF V	0.25%	1.00%	1.00%	N/A
PPF VI	0.25%	1.00%	1.00%	0.25%
PPF VII	0.25%	1.00%	1.00%	N/A
PPF VIII	0.25%	1.00%	1.00%	N/A
PPF IX	0.25%	1.00%	1.00%	N/A
PPF X	0.25%	1.00%	1.00%	N/A
PPF XI	0.25%	1.00%	1.00%	N/A
PPF XII	0.25%	1.00%	1.00%	N/A

For the year ended May 31, 2005, the Distributor voluntarily waived 0.11% of Distribution and Service Fees on Class B and Class C of PPF X.

For the year ended May 31, 2005, the Distributor retained the following amounts in sales charges:

	Class A	Class B	Class C	Class Q
	Shares	Shares	Shares	Shares
Initial Sales Charges	$138,636	N/A	N/A	N/A
Contingent Deferred Sales Charges	$2,679	—	$16,220	N/A

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2005, the Funds had the following amounts recorded in payable to affiliates on the

55

accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management	Administrative	Distribution
	Fees	Fees	Fees	Total
PPF	$151,776	$18,972	$177,592	$348,340
PPF II	219,412	27,426	258,058	504,896
PPF III	171,855	21,482	202,066	395,403
PPF IV	334,487	41,811	397,522	773,820
PPF V	274,554	34,319	323,719	632,592
PPF VI	251,745	31,468	298,349	581,562
PPF VII	191,419	16,552	155,965	363,936
PPF VIII	65,755	10,639	95,539	171,933
PPF IX	45,474	7,138	64,872	117,484
PPF X	36,899	5,813	49,132	91,844
PPF XI	25,116	3,794	32,058	60,968
PPF XII	12,046	1,942	16,427	30,415

The Funds have adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

During the year ended May 31, 2005, the Sub-Adviser reimbursed PPF VI $11,520 in connection with a loss on an investment transaction.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At May 31, 2005, the Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Payable for
Guarantee
Fees
PPF	$62,609
PPF II	90,509
PPF IV	137,981
PPF V	113,256
PPF VI	103,847
PPF VII	54,624
PPF VIII	35,107
PPF X	19,183
PPF XI	12,520
PPF XII	6,409

Payable for
Transfer Agent
Fees
PPF	$55,213
PPF II	86,837
PPF V	90,752
PPF VI	103,271
PPF VIII	29,137
PPF X	12,534
PPF XI	11,050

Payable for
Organization and
Offering Fees
PPF IX	$80,372
PPF X	55,300
PPF XI	92,101
PPF XII	41,486

Payable for
Shareholder
Reporting
Expenses
PPF	$98,914
PPF II	110,125
PPF VII	41,808

NOTE 8 — EXPENSE LIMITATIONS

ING Investments entered into a written Expense Limitation Agreement with each of the Funds whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class Q
PPF	1.75%	2.50%	2.50%	1.75%
PPF II	1.75%	2.50%	2.50%	1.75%
PPF III	1.75%	2.50%	2.50%	1.75%
PPF IV	1.75%	2.50%	2.50%	1.75%
PPF V	1.75%	2.50%	2.50%	N/A
PPF VI	1.75%	2.50%	2.50%	1.75%
PPF VII(1)	1.75%	2.50%	2.50%	N/A
PPF VIII	1.75%	2.50%	2.50%	N/A
PPF IX	1.75%	2.50%	2.50%	N/A
PPF X	1.75%	2.50%	2.50%	N/A
PPF XI	1.75%	2.50%	2.50%	N/A
PPF XII	1.75%	2.50%	2.50%	N/A

(1)                      The Expense Limitation Agreement for PPF VII was modified May 1, 2004 into a tier structure based on the percentage of assets in the Equity Component. Under this tier structure, the Investment Manager will limit expenses to a maximum of 1.75%, 2.50% and 2.50% for Classes A, B and C, respectively, excluding expenses such as interest, taxes, brokerage and extraordinary expenses. The actual expense limitation rates from May 31, 2004 to May 31, 2005 were 1.46%, 2.21% and 2.21% for Classes A, B and C, respectively.

The Investment Manager may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, that Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Fund. Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of May 31, 2005, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	May 31,
	2006	2007	2008	Total
PPF VII	$—	$134,615	$275,932	$410,547
PPF XI	—	—	489	489

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

56

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At May 31, 2005, the Funds did not have any loans outstanding under the line of credit.

NOTE 10 — CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund (Number of Shares)
Dividends reinvested	49,672	62,521	269,163	279,376	31,671	46,877	1,262	1,657
Shares redeemed	(1,000,157)	(2,255,672)	(6,112,531)	(8,475,812)	(1,933,388)	(4,032,857)	(34,585)	(103,130)

Net decrease in shares outstanding	(950,485)	(2,193,151)	(5,843,368)	(8,196,436)	(1,901,717)	(3,985,980)	(33,323)	(101,473)

Principal Protection Fund ($)
Dividends reinvested	$488,774	$622,063	$2,651,252	$2,779,804	$312,912	$466,898	$12,458	$16,522
Shares redeemed	(9,909,933)	(22,766,805)	(60,359,675)	(85,181,330)	(19,145,537)	(40,540,710)	(342,577)	(1,042,621)

Net decrease	$(9,421,159)	$(22,144,742)	$(57,708,423)	$(82,401,526)	$(18,832,625)	$(40,073,812)	$(330,119)	$(1,026,099)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund II (Number of Shares)
Dividends reinvested	70,515	97,596	435,166	403,691	71,657	82,101	85	105
Shares redeemed	(1,310,014)	(3,829,487)	(8,203,117)	(10,422,755)	(2,638,052)	(6,613,575)	(4,302)	(1,025)

Net decrease in shares outstanding	(1,239,499)	(3,731,891)	(7,767,951)	(10,019,064)	(2,566,395)	(6,531,474)	(4,217)	(920)

Principal Protection Fund II ($)
Dividends reinvested	$680,471	$956,440	$4,203,704	$3,960,223	$693,642	$806,212	$820	$1,033
Shares redeemed	(12,722,737)	(38,008,278)	(79,519,196)	(103,152,786)	(25,644,570)	(65,553,861)	(41,820)	(10,439)

Net decrease	$(12,042,266)	$(37,051,838)	$(75,315,492)	$(99,192,563)	$(24,950,928)	$(64,747,649)	$(41,000)	$(9,406)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund III (Number of Shares)
Dividends reinvested	54,990	70,392	350,146	309,859	43,327	40,366	1,523	1,226
Shares redeemed	(1,060,970)	(1,964,837)	(6,013,022)	(6,666,799)	(1,683,094)	(3,681,856)	(53,409)	—

Net increase (decrease) in shares outstanding	(1,005,980)	(1,894,445)	(5,662,876)	(6,356,940)	(1,639,767)	(3,641,490)	(51,886)	1,226

Principal Protection Fund III ($)
Dividends reinvested	$538,903	$698,989	$3,434,939	$3,076,937	$426,334	$401,636	$14,906	$12,156
Shares redeemed	(10,475,624)	(19,781,296)	(59,109,994)	(66,780,710)	(16,572,347)	(37,017,924)	(519,504)	—

Net increase (decrease)	$(9,936,721)	$(19,082,307)	$(55,675,055)	$(63,703,773)	$(16,146,013)	$(36,616,288)	$(504,598)	$12,156

57

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund IV (Number of Shares)
Dividends reinvested	65,953	85,420	405,769	379,544	52,853	60,931	1,837	1,695
Shares redeemed	(2,144,408)	(3,588,838)	(9,702,747)	(10,943,351)	(3,447,129)	(8,099,131)	(1,689)	(50,269)

Net increase (decrease) in shares outstanding	(2,078,455)	(3,503,418)	(9,296,978)	(10,563,807)	(3,394,276)	(8,038,200)	148	(48,574)

Principal Protection Fund IV ($)
Dividends reinvested	$690,680	$876,255	$4,256,495	$3,894,121	$555,665	$625,532	$19,252	$17,391
Shares redeemed	(22,377,887)	(37,587,165)	(100,984,027)	(113,940,554)	(35,924,689)	(84,321,473)	(17,619)	(521,591)

Net increase (decrease)	$(21,687,207)	$(36,710,910)	$(96,727,532)	$(110,046,443)	$(35,369,024)	$(83,695,941)	$1,633	$(504,200)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund V (Number of Shares)
Dividends reinvested	160,676	112,825	1,385,511	520,030	146,149	81,204	—	—
Shares redeemed	(1,352,541)	(3,066,422)	(7,651,443)	(8,170,839)	(2,440,496)	(4,329,176)	—	(13,824)

Net decrease in shares outstanding	(1,191,865)	(2,953,597)	(6,265,932)	(7,650,809)	(2,294,347)	(4,247,972)	—	(13,824)

Principal Protection Fund V ($)
Dividends reinvested	$1,585,875	$1,133,886	$13,702,688	$5,236,695	$1,448,330	$817,723	$—	$—
Shares redeemed	(13,585,353)	(31,419,248)	(76,322,734)	(83,500,552)	(24,461,505)	(44,277,453)	—	(143,828)

Net decrease	$(11,999,478)	$(30,285,362)	$(62,620,046)	$(78,263,857)	$(23,013,175)	$(43,459,730)	$—	$(143,828)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Principal Protection Fund VI (Number of Shares)
Dividends reinvested	151,526	59,009	1,197,734	232,991	141,268	40,979	1,379	406
Shares redeemed	(1,928,816)	(1,903,216)	(7,319,539)	(6,380,073)	(2,649,068)	(3,461,259)	(10,409)	—

Net increase (decrease) in shares outstanding	(1,777,290)	(1,844,207)	(6,121,805)	(6,147,082)	(2,507,800)	(3,420,280)	(9,030)	406

Principal Protection Fund VI ($)
Dividends reinvested	$1,494,329	$591,859	$11,822,333	$2,339,231	$1,398,741	$411,432	$13,597	$4,099
Shares redeemed	(19,194,608)	(19,427,049)	(72,780,675)	(64,956,205)	(26,446,891)	(35,246,635)	(102,883)	—

Net increase (decrease)	$(17,700,279)	$(18,835,190)	$(60,958,342)	$(62,616,974)	$(25,048,150)	$(34,835,203)	$(89,286)	$4,099

	Class A Shares		Class B Shares		Class C Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004

Principal Protection Fund VII (Number of Shares)
Shares sold	—	2,083,874	—	11,662,174	—	4,123,160
Dividends reinvested	47,945	44,585	353,912	86,623	49,842	29,507
Shares redeemed	(839,962)	(1,023,987)	(3,026,787)	(2,609,291)	(2,097,602)	(1,659,767)

Net increase (decrease) in shares outstanding	(792,017)	1,104,472	(2,672,875)	9,139,506	(2,047,760)	2,492,900

Principal Protection Fund VII ($)
Shares sold	$—	$20,837,851	$—	$116,622,041	$—	$41,229,870
Dividends reinvested	472,258	436,037	3,517,887	854,800	494,931	290,348
Shares redeemed	(8,309,059)	(10,221,967)	(30,061,540)	(26,156,354)	(20,811,779)	(16,520,392)

Net increase (decrease)	$(7,836,801)	$11,051,921	$(26,543,653)	$91,320,487	$(20,316,848)	$24,999,826

58

	Class A Shares		Class B Shares		Class C Shares
		October 1,		October 1,		October 1,
	Year Ended	2004(1) to	Year Ended	2004(1) to	Year Ended	2004(1) to
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004

Principal Protection Fund VIII (Number of Shares)
Shares sold	—	2,708,122	—	11,208,345	—	3,668,221
Dividends reinvested	46,591	1,516	175,939	6,815	37,081	1,616
Shares redeemed	(645,304)	(463,935)	(2,017,209)	(577,778)	(1,393,490)	(311,236)

Net increase (decrease) in shares outstanding	(598,713)	2,245,703	(1,841,270)	10,637,382	(1,356,409)	3,358,601

Principal Protection Fund VIII ($)
Shares sold	$—	$27,077,710	$—	$112,063,568	$—	$36,674,965
Dividends reinvested	464,168	15,221	1,756,352	68,535	370,143	16,218
Shares redeemed	(6,439,999)	(4,696,008)	(20,067,691)	(5,829,267)	(13,844,229)	(3,138,748)

Net increase (decrease)	$(5,975,831)	$22,396,923	$(18,311,339)	$106,302,836	$(13,474,086)	$33,552,435

	Class A Shares		Class B Shares		Class C
		February 2,		February 2,		February 2,
	Year Ended	2004(1) to	Year Ended	2004(1) to	Year Ended	2004(1) to
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004

Principal Protection Fund IX (Number of Shares)
Shares sold	—	2,043,715	—	6,785,067	—	2,218,307
Dividends reinvested	21,330	—	62,989	—	14,085	—
Shares redeemed	(1,049,072)	(19,733)	(1,008,875)	(63,836)	(711,616)	(24,194)

Net increase (decrease) in shares outstanding	(1,027,742)	2,023,982	(945,886)	6,721,231	(697,531)	2,194,113

Principal Protection Fund IX ($)
Shares sold	$—	$20,434,916	$—	$67,850,682	$—	$22,183,082
Dividends reinvested	214,844	—	635,651	—	142,147	—
Shares redeemed	(10,489,965)	(197,373)	(10,136,434)	(635,753)	(7,130,350)	(239,965)

Net increase (decrease)	$(10,275,121)	$20,237,543	$(9,500,783)	$67,214,929	$(6,988,203)	$21,943,117

	Class A Shares		Class B Shares		Class C Shares
		May 3,		May 3,		May 3,
	Year Ended	2004(1) to	Year Ended	2004(1) to	Year Ended	2004(1) to
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004

Principal Protection Fund X (Number of Shares)
Shares sold	1,089,064	504,695	3,209,332	1,248,355	1,183,460	204,552
Dividends reinvested	15,677	—	29,515	—	6,030	—
Shares redeemed	(223,582)	(28)	(354,119)	(298)	(172,721)	(21,999)

Net increase in shares outstanding	881,159	504,667	2,884,728	1,248,057	1,016,769	182,553

Principal Protection Fund X ($)
Shares sold	$10,890,721	$5,046,968	$32,093,488	$12,483,551	$11,835,565	$2,045,521
Dividends reinvested	160,642	—	302,400	—	61,782	—
Shares redeemed	(2,270,449)	(285)	(3,595,632)	(2,981)	(1,756,875)	(219,994)

Net increase	$8,780,914	$5,046,683	$28,800,256	$12,480,570	$10,140,472	$1,825,527

(1) Commencement of operations.

59

	Class A	Class B	Class C
	Shares	Shares	Shares
	August 16,	August 16,	August 16,
	2004(1) to	2004(1) to	2004(1) to
	May 31,	May 31,	May 31,
	2005	2005	2005

Principal Protection Fund XI (Number of Shares)
Shares sold	1,022,678	2,994,833	761,433
Dividends reinvested	4,091	7,788	1,421
Shares redeemed	(126,366)	(153,095)	(45,574)

Net increase in shares outstanding	900,403	2,849,526	717,280

Principal Protection Fund XI ($)
Shares sold	$10,229,626	$29,948,309	$7,614,372
Dividends reinvested	40,819	77,685	14,416
Shares redeemed	(1,255,657)	(1,511,554)	(451,955)

Net increase	$9,014,788	$28,514,440	$7,176,833

	Class A Shares	Class B Shares	Class C Shares
	November 15,	November 15,	November 15,
	2004(1) to	2004(1) to	2004(1) to
	May 31, 2005	May 31, 2005	May 31, 2005

Principal Protection Fund XII (Number of Shares)
Shares sold	480,221	1,334,833	538,587
Dividends reinvested	—	—	—
Shares redeemed	(7,137)	(33,835)	(4,471)

Net increase in shares outstanding	473,084	1,300,998	534,116

Principal Protection Fund XII ($)
Shares sold	$4,805,254	$13,348,759	$5,386,025
Dividends reinvested	—	—	—
Shares redeemed	(70,533)	(333,976)	(44,292)

Net increase	$4,734,721	$13,014,783	$5,341,733

(1) Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of May 31, 2005:

		Undistributed	Accumulated
		Net Investment	Net Realized
	Paid-in	Income On	Gains
	Capital	Investments	(Losses)

Principal Protection	$—	$(2,416)	$2,416
Principal Protection II	—	(2,439)	2,439
Principal Protection III	—	(2,714)	2,714
Principal Protection IV	—	(12,869)	12,869
Principal Protection V	—	(8,879)	8,879
Principal Protection VI	3,484	(17,789)	14,305
Principal Protection VII	—	(3,494)	3,494
Principal Protection VIII	(76,665)	67,630	9,035
Principal Protection IX	(75,473)	73,462	2,011
Principal Protection X	(134,087)	132,428	1,659
Principal Protection XI	(137,676)	137,150	526
Principal Protection XII	(45,978)	45,832	146

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

60

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2005		May 31, 2004
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gain	Income	Capital Gain

Principal Protection	$4,411,220	$—	$4,941,594	$—
Principal Protection II	7,426,586	—	7,764,797	—
Principal Protection III	5,578,418	—	5,409,645	—
Principal Protection IV	3,359,852	3,475,928	6,816,803	29,479
Principal Protection V	13,235,904	5,727,449	8,244,107	—
Principal Protection VI	15,460,358	1,749,187	3,944,609	—
Principal Protection VII	4,039,978	1,221,176	1,906,632	—
Principal Protection VIII	3,293,056	1,004	126,191	—
Principal Protection IX	1,238,640	—	—	—
Principal Protection X	630,037	—	—	—
Principal Protection XI	158,606	—	—	—
Principal Protection XII	—	—	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

				Post
	Undistributed	Undistributed	Unrealized	October	Capital
	Ordinary	Long-term	Appreciation/	Losses	Loss	Expiration
	Income	Capital Gains	Depreciation	Deferred	Carryforwards	Dates

Principal Protection	$1,177,903	$—	$7,169,748	$—	$(12,349,941)	2011
Principal Protection II	2,736,514	—	9,476,222	—	(30,338,721)	2011
Principal Protection III	1,961,120	—	10,369,600	—	(18,345,061)	2011
Principal Protection IV	816,524	1,175,329	35,195,684	—	—	—
Principal Protection V	3,152,483	—	(1,948,481)	(1,174,802)	—	—
Principal Protection VI	793,036	—	(1,872,820)	(1,943,845)	—	—
Principal Protection VII	957,249	334,826	(3,152,244)	—	—	—
Principal Protection VIII	573,299	—	(682,178)	(567,643)	—	—
Principal Protection IX	826,764	152	(46,122)	(47,761)	—	—
Principal Protection X	1,115,744	1,150	646,922	—	—	—
Principal Protection XI	197,190	441	(244,686)	—	—	—
Principal Protection XII	104,714	—	(53,688)	—	(61,895)	2013

NOTE 12 — LITIGATION

Lawsuits were filed by certain shareholders on behalf of Principal Protection, Principal Protection II, and Principal Protection IV (the “Funds”) against ING Investments, LLC, the Funds’ Investment Manager, ING IM, the Funds’ Sub-Adviser, ING Funds Distributors, LLC, the Funds’ Distributor and certain of the independent trustees of the Funds (collectively, the “Defendants”) that allege, among other things, that the Funds’ advisory fees, sub-advisory fees and certain 12b-1 fees are excessive. The claims regarding 12b-1 fees have been dismissed. The Funds are named as nominal defendants in each of these suits. The suits seek recovery by the Funds from the Defendants of any fees found to be excessive. The Defendants have advised the Funds that they believe the lawsuits are without merit, and they intend to vigorously defend themselves against the allegations.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the

61

Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•             ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•             Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•             ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•             In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary

62

internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•             ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•             ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•             The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•             ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•             ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

63

ING PRINCIPAL PROTECTION FUND

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 14.8%
		Advertising: 0.0%
600	@	Interpublic Group of Cos., Inc.	$7,404
900		Omnicom Group, Inc.	73,701
			81,105
		Aerospace/ Defense: 0.3%
2,320		Boeing Co.	148,248
600		General Dynamics Corp.	64,788
80		Goodrich Corp.	3,349
150		L-3 Communications Holdings, Inc.	10,617
2,210		Lockheed Martin Corp.	143,407
1,100		Northrop Grumman Corp.	61,292
1,250		Raytheon Co.	48,950
610		Rockwell Collins, Inc.	30,128
1,550		United Technologies Corp.	165,385
			676,164
		Agriculture: 0.3%
5,740		Altria Group, Inc.	385,384
3,400		Archer-Daniels-Midland Co.	67,490
1,300		Monsanto Co.	74,100
300		Reynolds American, Inc.	24,873
250		UST, Inc.	11,140
			562,987
		Apparel: 0.1%
2,080	@	Coach, Inc.	60,403
350		Jones Apparel Group, Inc.	11,169
610		Liz Claiborne, Inc.	22,906
1,220		Nike, Inc.	100,283
260		Reebok Intl., Ltd.	10,585
530		VF Corp.	29,908
			235,254
		Auto Manufacturers: 0.1%
5,730		Ford Motor Co.	57,185
300	@	Navistar Intl. Corp.	9,153
600		PACCAR, Inc.	42,450
			108,788
		Auto Parts and Equipment: 0.0%
940	@	Goodyear Tire & Rubber Co.	13,527
630		Johnson Controls, Inc.	35,695
			49,222
		Banks: 0.9%
1,290		AmSouth Bancorporation	34,391
18,988		Bank of America Corp.	879,523
750		BB&T Corp.	29,955
800		Comerica, Inc.	44,704
400		Compass Bancshares, Inc.	17,828
180		First Horizon National Corp.	7,601
80		Huntington Bancshares, Inc.	1,866
1,880		KeyCorp	61,589
250		M & T Bank Corp.	25,535
750		Marshall & Ilsley Corp.	32,633
600		Mellon Financial Corp.	16,656
1,640		National City Corp.	56,678
1,550		North Fork Bancorporation, Inc.	42,253
550		Northern Trust Corp.	25,256
790		PNC Financial Services Group, Inc.	43,174
940		State Street Corp.	45,120
920		SunTrust Banks, Inc.	67,721
104		Synovus Financial Corp.	3,023
2,150		The Bank of New York Co., Inc.	61,963
5,680		U.S. Bancorp	166,594
4,389		Wachovia Corp.	222,741
2,350		Wells Fargo & Co.	141,964
340		Zions Bancorporation	24,086
			2,052,854
		Beverages: 0.5%
1,090		Anheuser-Busch Cos., Inc.	51,067
380		Brown-Forman Corp.	22,656
10,670		Coca-Cola Co.	476,201
1,000		Coca-Cola Enterprises, Inc.	21,880
300		Molson Coors Brewing Co.	17,541
570		Pepsi Bottling Group, Inc.	16,171
7,880		PepsiCo, Inc.	443,329
			1,048,845
		Biotechnology: 0.1%
3,462	@	Amgen, Inc.	216,652
700	@	Genzyme Corp.	43,673
200	@	Millipore Corp.	10,298
			270,623
		Building Materials: 0.1%
960		American Standard Cos., Inc.	41,088
1,250		Masco Corp.	40,025
450		Vulcan Materials Co.	26,969
			108,082
		Chemicals: 0.3%
750		Air Products & Chemicals, Inc.	45,173
50		Ashland, Inc.	3,415
4,450		Dow Chemical Co.	201,540
2,750		E.I. du Pont de Nemours & Co.	127,902
300		Eastman Chemical Co.	17,634
150		Engelhard Corp.	4,410
340		International Flavors & Fragrances, Inc.	12,611
830		PPG Industries, Inc.	54,274
920		Praxair, Inc.	43,120
690		Rohm & Haas Co.	32,189
400		Sherwin-Williams Co.	17,780
300		Sigma-Aldrich Corp.	17,973
			578,021
		Commercial Services: 0.2%
4,950		Cendant Corp.	104,989
720		Equifax, Inc.	24,977
530		H&R Block, Inc.	26,458
1,450		McKesson Corp.	58,392
800		Moody’s Corp.	34,616
1,650		Paychex, Inc.	47,652
800		R.R. Donnelley & Sons Co.	26,600
430		Robert Half Intl., Inc.	10,724
			334,408
		Computers: 0.8%
4,450	@	Apple Computer, Inc.	176,710
900	@	Computer Sciences Corp.	41,679
13,380	@	Dell, Inc.	533,727
700		Electronic Data Systems Corp.	13,790
11,100	@	EMC Corp.	156,066
8,067		Hewlett-Packard Co.	181,588
4,470		International Business Machines Corp.	337,709
420	@	Lexmark Intl., Inc.	28,745
600	@	NCR Corp.	21,978
1,980	@	Network Appliance, Inc.	56,945
18,250	@	Sun Microsystems, Inc.	69,533

See Accompanying Notes to Financial Statements

64

Shares			Value
		Computers (continued)
1,030	@	Sungard Data Systems, Inc.	$35,751
1,200	@	Unisys Corp.	8,688
			1,662,909
		Cosmetics/ Personal Care: 0.3%
405		Alberto-Culver Co.	17,954
150		Avon Products, Inc.	5,961
1,600		Colgate-Palmolive Co.	79,952
2,750		Gillette Co.	145,035
1,470		Kimberly-Clark Corp.	94,565
7,730		Procter & Gamble Co.	426,309
			769,776
		Distribution/ Wholesale: 0.0%
650		Genuine Parts Co.	27,924
300		W.W. Grainger, Inc.	16,317
			44,241
		Diversified Financial Services: 0.9%
3,530		American Express Co.	190,090
600		Bear Stearns Cos., Inc.	59,424
690		Capital One Financial Corp.	52,026
800		Charles Schwab Corp.	9,072
1,000		CIT Group, Inc.	42,420
7,250		Citigroup, Inc.	341,547
1,800		Countrywide Financial Corp.	66,906
1,350	@	E*TRADE Financial Corp.	16,673
2,710		Fannie Mae	160,540
50		Federated Investors, Inc.	1,481
550		Franklin Resources, Inc.	39,677
1,930		Freddie Mac	125,527
1,350		Goldman Sachs Group, Inc.	131,625
1,490		Lehman Brothers Holdings, Inc.	137,378
3,555		MBNA Corp.	74,975
2,610		Merrill Lynch & Co., Inc.	141,619
5,190		Morgan Stanley	254,101
1,580	@	Providian Financial Corp.	28,156
1,210		SLM Corp.	58,407
150		T. Rowe Price Group, Inc.	8,949
			1,940,593
		Electric: 0.4%
2,000	@	AES Corp.	29,780
500	@	Allegheny Energy, Inc.	12,090
300		Ameren Corp.	16,374
1,180		American Electric Power Co., Inc.	42,114
1,000		CenterPoint Energy, Inc.	12,260
300		Cinergy Corp.	12,369
1,150	@	CMS Energy Corp.	15,215
850		Consolidated Edison, Inc.	38,684
550		Constellation Energy Group, Inc.	29,398
950		Dominion Resources, Inc.	66,795
250		DTE Energy Co.	11,885
3,200		Duke Energy Corp.	87,935
990		Edison Intl	36,383
750		Entergy Corp.	53,873
2,040		Exelon Corp.	95,573
1,150		FirstEnergy Corp.	50,945
1,200		FPL Group, Inc.	48,780
400		NiSource, Inc.	9,640
1,130		PG&E Corp.	40,420
630		PPL Corp.	36,231
150		Progress Energy, Inc.	6,635
650		Public Service Enterprise Group, Inc.	36,075
2,090		Southern Co.	70,956
750		TECO Energy, Inc.	13,260
1,150		TXU Corp.	92,321
300		Xcel Energy, Inc.	5,529
			971,520
		Electrical Components and Equipment: 0.0%
1,160		Emerson Electric Co.	77,105
			77,105
		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	37,215
730		Applera Corp. — Applied Biosystems Group	15,629
100	@	Fisher Scientific Intl., Inc.	6,246
580	@	Jabil Circuit, Inc.	16,953
100		Parker Hannifin Corp.	6,033
650		PerkinElmer, Inc.	12,435
3,650	@	Solectron Corp.	13,323
250		Tektronix, Inc.	5,668
450	@	Thermo Electron Corp.	11,844
450	@	Waters Corp.	17,482
			142,828
		Environmental Control: 0.0%
1,590		Waste Management, Inc.	46,889
			46,889
		Food: 0.2%
250		Albertson’s, Inc.	5,248
900		Campbell Soup Co.	27,927
1,450		ConAgra Foods, Inc.	37,918
1,000		General Mills, Inc.	49,500
1,170		H.J. Heinz Co.	42,553
600		Hershey Foods Corp.	38,526
1,060		Kellogg Co.	48,219
1,000	@	Kroger Co.	16,770
500		McCormick & Co., Inc.	16,920
1,600	@	Safeway, Inc.	35,216
2,540		Sara Lee Corp.	51,537
530		SUPERVALU, Inc.	17,363
900		Wm. Wrigley Jr. Co.	61,442
			449,139
		Forest Products and Paper: 0.0%
750		Georgia-Pacific Corp.	24,855
130		International Paper Co.	4,187
550		Louisiana-Pacific Corp.	13,849
550		MeadWestvaco Corp.	15,774
600		Plum Creek Timber Co., Inc.	21,030
400		Temple-Inland, Inc.	14,288
50		Weyerhaeuser Co.	3,208
			97,191
		Gas: 0.0%
660		KeySpan Corp.	26,228
1,290		Sempra Energy	51,175
			77,403
		Hand/ Machine Tools: 0.0%
410		Black & Decker Corp.	35,802
140		Snap-On, Inc.	4,831
410		Stanley Works	18,290
			58,923
		Healthcare-Products: 0.6%
200		Bausch & Lomb, Inc.	15,618
1,700		Baxter Intl., Inc.	62,730
1,380		Becton Dickinson & Co.	79,281
800		Biomet, Inc.	30,152
2,120	@	Boston Scientific Corp.	57,431
340		C.R. Bard, Inc.	23,205
1,760		Guidant Corp.	130,046

See Accompanying Notes to Financial Statements

65

Shares			Value
		Healthcare-Products (continued)
9,100		Johnson & Johnson	$610,610
3,350		Medtronic, Inc.	180,063
1,220	@	St. Jude Medical, Inc.	48,946
700	@	Zimmer Holdings, Inc.	53,606
			1,291,688
		Healthcare-Services: 0.4%
1,590		Aetna, Inc.	124,036
1,150		HCA, Inc.	62,100
750	@	Humana, Inc.	27,270
450	@	Laboratory Corp. of America Holdings	21,803
150		Quest Diagnostics, Inc.	15,750
6,980		UnitedHealth Group, Inc.	339,088
1,650	@	WellPoint, Inc.	219,450
			809,497
		Home Furnishings: 0.0%
640		Leggett & Platt, Inc.	17,050
120		Whirlpool Corp.	8,256
			25,306
		Household Products/ Wares: 0.0%
350		Avery Dennison Corp.	18,358
720		Clorox Co.	42,055
430		Fortune Brands, Inc.	37,195
			97,608
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	21,651
			21,651
		Insurance: 0.8%
1,340	@@	ACE Ltd.	57,915
1,420		AFLAC, Inc.	59,001
3,200		Allstate Corp.	186,240
370		AMBAC Financial Group, Inc.	26,696
7,200		American Intl. Group, Inc.	399,959
1,100		Aon Corp.	27,423
1,050		Chubb Corp.	88,442
700		CIGNA Corp.	68,075
639		Cincinnati Financial Corp.	25,221
900		Hartford Financial Services Group, Inc.	67,311
460		Jefferson-Pilot Corp.	23,184
600		Lincoln National Corp.	27,318
500		Loews Corp.	37,650
370		MBIA, Inc.	20,694
4,050		MetLife, Inc.	180,630
300		MGIC Investment Corp.	18,402
820		Principal Financial Group	32,710
1,100		Progressive Corp.	105,677
2,470		Prudential Financial, Inc.	156,376
630		Safeco Corp.	33,900
950		St. Paul Travelers Cos., Inc.	35,986
280		Torchmark Corp.	14,770
1,100		UnumProvident Corp.	20,196
650	@@	XL Capital Ltd.	48,932
			1,762,708
		Internet: 0.2%
3,450	@	eBay, Inc.	131,135
3,870	@	Symantec Corp.	87,501
3,650	@	Yahoo!, Inc.	135,779
			354,415
		Iron/ Steel: 0.0%
750		Nucor Corp.	39,720
600		United States Steel Corp.	23,862
			63,582
		Leisure Time: 0.1%
340		Brunswick Corp.	14,634
1,500		Carnival Corp.	79,350
1,000		Harley-Davidson, Inc.	49,030
500		Sabre Holdings Corp.	10,035
			153,049
		Lodging: 0.1%
330		Harrah’s Entertainment, Inc.	23,697
1,230		Hilton Hotels Corp.	29,803
1,050		Marriott Intl., Inc.	70,917
650		Starwood Hotels & Resorts Worldwide, Inc.	36,381
			160,798
		Machinery-Diversified: 0.0%
200		Cummins, Inc.	13,590
180		Deere & Co.	11,907
960		Rockwell Automation, Inc.	49,315
			74,812
		Media: 0.4%
6,200	@	Comcast Corp.	199,640
360		Gannett Co., Inc.	26,806
1,320		McGraw-Hill Cos., Inc.	57,631
220		Meredith Corp.	10,912
50		New York Times Co.	1,569
800		News Corp. — Class A	12,904
12,900	@	Time Warner, Inc.	224,459
70		Tribune Co.	2,533
2,410		Viacom, Inc.	82,639
5,770		Walt Disney Co.	158,329
			777,422
		Mining: 0.0%
500		Freeport-McMoRan Copper & Gold, Inc.	17,650
470		Phelps Dodge Corp.	41,078
			58,728
		Miscellaneous Manufacturing: 0.9%
3,650		3M Co.	279,772
260		Cooper Industries Ltd.	17,924
750		Danaher Corp.	41,348
700		Dover Corp.	26,509
960		Eastman Kodak Co.	25,229
480		Eaton Corp.	28,728
29,480		General Electric Co.	1,075,429
4,020		Honeywell Intl., Inc.	145,644
750		Illinois Tool Works, Inc.	63,323
570	@@	Ingersoll-Rand Co. Ltd.	44,124
250		ITT Industries, Inc.	23,750
400		Pall Corp.	11,676
520		Textron, Inc.	40,191
2,800	@@	Tyco Intl., Ltd.	81,004
			1,904,651
		Office/ Business Equipment: 0.0%
620		Pitney Bowes, Inc.	27,658
2,640	@	Xerox Corp.	35,825
			63,483
		Oil and Gas: 1.3%
280		Amerada Hess Corp.	25,998
550		Anadarko Petroleum Corp.	41,635
644		Apache Corp.	37,841

See Accompanying Notes to Financial Statements

66

Shares			Value
		Oil and Gas (continued)
1,720		Burlington Resources, Inc.	$87,170
7,500		ChevronTexaco Corp.	403,350
1,566		ConocoPhillips	168,877
2,240		Devon Energy Corp.	102,816
500		EOG Resources, Inc.	24,945
29,740		Exxon Mobil Corp.	1,671,387
350		Kerr-McGee Corp.	25,851
1,270		Marathon Oil Corp.	61,582
100		Noble Corp.	5,662
1,370		Occidental Petroleum Corp.	100,161
300		Sunoco, Inc.	30,771
650	@	Transocean, Inc.	32,377
1,000		Unocal Corp.	56,990
1,200		Valero Energy Corp.	82,344
			2,959,757
		Oil and Gas Services: 0.0%
50		Baker Hughes, Inc.	2,310
100		BJ Services Co.	5,035
1,050		Halliburton Co.	44,877
500	@	National-Oilwell Varco, Inc.	22,500
			74,722
		Packaging and Containers: 0.0%
340		Ball Corp.	12,767
340		Bemis Co.	9,234
230	@	Pactiv Corp.	5,256
250	@	Sealed Air Corp.	12,947
			40,204
		Pharmaceuticals: 0.8%
450		Abbott Laboratories	21,708
450		Allergan, Inc.	34,790
570		AmerisourceBergen Corp.	36,805
5,450		Bristol-Myers Squibb Co.	138,212
2,370		Cardinal Health, Inc.	137,294
2,130	@	Caremark Rx, Inc.	95,126
250	@	Express Scripts, Inc.	23,098
460	@	Forest Laboratories, Inc.	17,747
1,200	@	Gilead Sciences, Inc.	48,960
550	@	Hospira, Inc.	20,944
980	@	King Pharmaceuticals, Inc.	9,271
749	@	Medco Health Solutions, Inc.	37,450
6,750		Merck & Co., Inc.	218,969
20,734		Pfizer, Inc.	578,478
4,100		Schering-Plough Corp.	79,950
3,700		Wyeth	160,469
			1,659,271
		Pipelines: 0.0%
650		El Paso Corp.	6,721
150		Kinder Morgan, Inc.	11,657
1,300		Williams Cos., Inc.	23,933
			42,311
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	12,985
300		Archstone-Smith Trust	11,046
1,100		Equity Office Properties Trust	35,739
800		Equity Residential	28,720
310		Simon Property Group, Inc.	21,303
			109,793
		Retail: 1.1%
50	@	Autonation, Inc.	1,000
1,000	@	Bed Bath & Beyond, Inc.	40,650
1,610		Best Buy Co., Inc.	87,632
950		Circuit City Stores, Inc.	15,571
1,650		Costco Wholesale Corp.	74,943
560		CVS Corp.	30,716
600		Darden Restaurants, Inc.	19,488
380		Dillard’s, Inc.	9,090
250		Family Dollar Stores, Inc.	6,418
820		Federated Department Stores, Inc.	55,309
3,820		Gap, Inc.	80,220
10,550		Home Depot, Inc.	415,142
1,300		J.C. Penney Co., Inc. Holding Co.	64,688
450	@	Kohl’s Corp.	21,911
130		Limited Brands, Inc.	2,674
1,070		Lowe’s Cos., Inc.	61,215
400		May Department Stores Co.	15,264
3,600		McDonald’s Corp.	111,384
450		Nordstrom, Inc.	27,468
880	@	Office Depot, Inc.	17,354
500	@	Sears Holdings Corp.	73,350
4,040		Staples, Inc.	86,981
1,250	@	Starbucks Corp.	68,438
2,800		Target Corp.	150,359
1,630		TJX Cos., Inc.	37,376
600	@	Toys “R” Us, Inc.	15,720
9,420		Wal-Mart Stores, Inc.	444,906
5,570		Walgreen Co.	252,543
310		Wendy’s Intl., Inc.	13,990
970		Yum! Brands, Inc.	49,751
			2,351,551
		Savings and Loans: 0.1%
800		Golden West Financial Corp.	50,096
2,420		Washington Mutual, Inc.	99,946
			150,042
		Semiconductors: 0.6%
1,050	@	Altera Corp.	23,300
1,040		Analog Devices, Inc.	38,563
4,640		Applied Materials, Inc.	76,142
800	@	Broadcom Corp.	28,392
286	@	Freescale Semiconductor, Inc.	5,777
29,000		Intel Corp.	780,969
150		KLA-Tencor Corp.	6,812
1,050		Linear Technology Corp.	39,344
450		Maxim Integrated Products, Inc.	17,730
1,300		National Semiconductor Corp.	26,156
500	@	Novellus Systems, Inc.	13,325
550	@	Nvidia Corp.	14,955
300	@	QLogic Corp.	9,606
4,800		Texas Instruments, Inc.	132,672
			1,213,743
		Software: 0.7%
2,620		Adobe Systems, Inc.	86,617
1,120		Autodesk, Inc.	44,330
1,620		Automatic Data Processing, Inc.	70,956
610	@	BMC Software, Inc.	10,382
450	@	Citrix Systems, Inc.	11,322
1,491		Computer Associates Intl., Inc.	40,660
1,900	@	Compuware Corp.	13,015
850	@	Electronic Arts, Inc.	44,659
2,224		First Data Corp.	84,134
560	@	Fiserv, Inc.	24,080
650		IMS Health, Inc.	15,958
650	@	Intuit, Inc.	28,093
300	@	Mercury Interactive Corp.	13,536
28,150		Microsoft Corp.	726,269
2,100	@	Novell, Inc.	12,285
24,560	@	Oracle Corp.	314,859

See Accompanying Notes to Financial Statements

67

Shares			Value
		Software (continued)
1,450	@	Siebel Systems, Inc.	$13,369
1,380	@	Veritas Software Corp.	34,321
			1,588,845
		Telecommunications: 0.8%
930		Alltel Corp.	54,098
2,738		AT&T Corp.	51,447
1,350	@	Avaya, Inc.	12,353
2,850		BellSouth Corp.	76,266
680		CenturyTel, Inc.	22,297
19,770	@	Cisco Systems, Inc.	383,143
750		Citizens Communications Co.	10,230
710	@	Comverse Technology, Inc.	16,706
400	@	Corning, Inc.	6,272
11,400		Motorola, Inc.	198,018
3,550	@	Nextel Communications, Inc.	107,139
4,600		QUALCOMM, Inc.	171,396
11,400		SBC Communications, Inc.	266,532
770		Scientific-Atlanta, Inc.	25,641
2,300		Sprint Corp.	54,487
1,720	@	Tellabs, Inc.	14,138
8,690		Verizon Communications, Inc.	307,452
			1,777,615
		Textiles: 0.0%
550		Cintas Corp.	22,204
			22,204
		Toys/Games/Hobbies: 0.0%
920		Hasbro, Inc.	18,566
1,450		Mattel, Inc.	26,361
			44,927
		Transportation: 0.2%
1,310		Burlington Northern Santa Fe Corp.	64,740
1,160		CSX Corp.	48,233
900		FedEx Corp.	80,478
1,100		Norfolk Southern Corp.	35,112
270		Ryder System, Inc.	9,920
850		Union Pacific Corp.	56,916
3,130		United Parcel Service, Inc.	230,524
			525,923
		Total Common Stock (Cost $24,501,040)	32,625,176

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.6%
		Federal National Mortgage Association: 66.6%
$5,000,000		3.730%, due 07/24/06	$4,794,300
150,000,000		3.770%, due 10/11/06	142,608,600
		Total U.S. Government Agency Obligations (Cost $145,880,098)	147,402,900

U.S. TREASURY OBLIGATIONS: 18.6%
		U.S. Treasury STRIP: 18.6%
8,543,000		3.420%, due 05/15/06	8,272,947
34,501,000		3.530%, due 11/15/06	32,797,134
		Total U.S. Treasury Obligations (Cost $40,928,131)	41,070,081
		Total Long-Term Investments (Cost $211,309,269)	221,098,157

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
1,187,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,187,100 to be received upon repurchase (Collateralized by $1,222,000 Federal Home Loan Mortgage Corporation, 3.600%, Market Value plus accrued interest $1,210,978, due 05/22/08)	1,187,000
		Total Short-Term Investments (Cost $1,187,000)	1,187,000

	Total Investments In Securities (Cost $212,496,269)*	100.5%	$222,285,157
	Other Assets and Liabilities-Net	(0.5)	(1,037,121)
	Net Assets	100.0%	$221,248,036

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $215,115,409. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,331,213
Gross Unrealized Depreciation	(161,465)
Net Unrealized Appreciation	$7,169,748

See Accompanying Notes to Financial Statements

68

ING PRINCIPAL PROTECTION FUND II

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 11.7%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$15,425
1,050		Omnicom Group, Inc.	85,985
			101,410
		Aerospace/ Defense: 0.2%
2,670		Boeing Co.	170,613
650		General Dynamics Corp.	70,187
30		Goodrich Corp.	1,256
200		L-3 Communications Holdings, Inc.	14,156
2,460		Lockheed Martin Corp.	159,629
1,200		Northrop Grumman Corp.	66,864
1,500		Raytheon Co.	58,740
540		Rockwell Collins, Inc.	26,671
1,840		United Technologies Corp.	196,328
			764,444
		Agriculture: 0.2%
6,570		Altria Group, Inc.	441,110
3,500		Archer-Daniels-Midland Co.	69,475
1,430		Monsanto Co.	81,510
400		Reynolds American, Inc.	33,164
550		UST, Inc.	24,508
			649,767
		Apparel: 0.1%
2,200	@	Coach, Inc.	63,888
600		Jones Apparel Group, Inc.	19,146
530		Liz Claiborne, Inc.	19,902
1,330		Nike, Inc.	109,325
250		Reebok Intl., Ltd.	10,178
550		VF Corp.	31,037
			253,476
		Auto Manufacturers: 0.0%
6,740		Ford Motor Co.	67,264
350	@	Navistar Intl. Corp.	10,679
590		PACCAR, Inc.	41,743
			119,686
		Auto Parts and Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	9,354
620		Johnson Controls, Inc.	35,129
			44,483
		Banks: 0.8%
1,100		AmSouth Bancorporation	29,326
22,038		Bank of America Corp.	1,020,799
850		BB&T Corp.	33,949
750		Comerica, Inc.	41,910
350		Compass Bancshares, Inc.	15,600
180		First Horizon National Corp.	7,601
170		Huntington Bancshares, Inc.	3,964
2,280		KeyCorp	74,693
350		M & T Bank Corp.	35,749
860		Marshall & Ilsley Corp.	37,419
650		Mellon Financial Corp.	18,044
1,950		National City Corp.	67,392
1,550		North Fork Bancorporation, Inc.	42,253
650		Northern Trust Corp.	29,848
920		PNC Financial Services Group, Inc.	50,278
1,040		State Street Corp.	49,920
1,100		SunTrust Banks, Inc.	80,971
493		Synovus Financial Corp.	14,332
2,600		The Bank of New York Co., Inc.	74,932
6,730		U.S. Bancorp	197,391
5,020		Wachovia Corp.	254,764
2,700		Wells Fargo & Co.	163,107
270		Zions Bancorporation	19,127
			2,363,369
		Beverages: 0.4%
1,250		Anheuser-Busch Cos., Inc.	58,563
490		Brown-Forman Corp.	29,214
12,240		Coca-Cola Co.	546,271
580		Coca-Cola Enterprises, Inc.	12,690
150		Molson Coors Brewing Co.	8,771
670		Pepsi Bottling Group, Inc.	19,008
9,090		PepsiCo, Inc.	511,403
			1,185,920
		Biotechnology: 0.1%
4,168	@	Amgen, Inc.	260,833
800	@	Genzyme Corp.	49,912
200	@	Millipore Corp.	10,298
			321,043
		Building Materials: 0.0%
920		American Standard Cos., Inc.	39,376
1,450		Masco Corp.	46,429
400		Vulcan Materials Co.	23,972
			109,777
		Chemicals: 0.2%
750		Air Products & Chemicals, Inc.	45,173
100		Ashland, Inc.	6,830
5,350		Dow Chemical Co.	242,301
3,350		E.I. du Pont de Nemours & Co.	155,808
250		Eastman Chemical Co.	14,695
200		Engelhard Corp.	5,880
430		International Flavors & Fragrances, Inc.	15,949
970		PPG Industries, Inc.	63,427
1,080		Praxair, Inc.	50,620
1,010		Rohm & Haas Co.	47,117
550		Sherwin-Williams Co.	24,448
250		Sigma-Aldrich Corp.	14,978
			687,226
		Commercial Services: 0.1%
5,750		Cendant Corp.	121,957
760		Equifax, Inc.	26,364
720		H&R Block, Inc.	35,942
1,650		McKesson Corp.	66,446
900		Moody’s Corp.	38,943
1,950		Paychex, Inc.	56,316
700		R.R. Donnelley & Sons Co.	23,275
790		Robert Half Intl., Inc.	19,703
			388,946
		Computers: 0.6%
5,150	@	Apple Computer, Inc.	204,507
1,050	@	Computer Sciences Corp.	48,626
15,440	@	Dell, Inc.	615,901
800		Electronic Data Systems Corp.	15,760
13,500	@	EMC Corp.	189,810
9,602		Hewlett-Packard Co.	216,141
5,240		International Business Machines Corp.	395,882
370	@	Lexmark Intl., Inc.	25,323
500	@	NCR Corp.	18,315
2,050	@	Network Appliance, Inc.	58,958
19,000	@	Sun Microsystems, Inc.	72,390
940	@	Sungard Data Systems, Inc.	32,627
1,100	@	Unisys Corp.	7,964
			1,902,204

See Accompanying Notes to Financial Statements

69

Shares			Value
		Cosmetics/Personal Care: 0.3%
375		Alberto-Culver Co.	$16,624
150		Avon Products, Inc.	5,961
1,750		Colgate-Palmolive Co.	87,448
3,270		Gillette Co.	172,460
1,600		Kimberly-Clark Corp.	102,928
8,860		Procter & Gamble Co.	488,628
			874,049
		Distribution/ Wholesale: 0.0%
600		Genuine Parts Co.	25,776
300		W.W. Grainger, Inc.	16,317
			42,093
		Diversified Financial Services: 0.8%
4,120		American Express Co.	221,862
680		Bear Stearns Cos., Inc.	67,347
790		Capital One Financial Corp.	59,566
950		Charles Schwab Corp.	10,773
1,150		CIT Group, Inc.	48,783
8,300		Citigroup, Inc.	391,012
2,110		Countrywide Financial Corp.	78,429
1,170	@	E*TRADE Financial Corp.	14,450
3,180		Fannie Mae	188,383
300		Federated Investors, Inc.	8,883
700		Franklin Resources, Inc.	50,498
2,290		Freddie Mac	148,942
1,650		Goldman Sachs Group, Inc.	160,875
1,720		Lehman Brothers Holdings, Inc.	158,584
4,225		MBNA Corp.	89,105
3,060		Merrill Lynch & Co., Inc.	166,036
6,050		Morgan Stanley	296,207
1,650	@	Providian Financial Corp.	29,403
1,410		SLM Corp.	68,061
200		T. Rowe Price Group, Inc.	11,932
			2,269,131
		Electric: 0.3%
2,150	@	AES Corp.	32,014
550	@	Allegheny Energy, Inc.	13,299
350		Ameren Corp.	19,103
1,400		American Electric Power Co., Inc.	49,966
900		CenterPoint Energy, Inc.	11,034
350		Cinergy Corp.	14,431
1,350	@	CMS Energy Corp.	17,861
800		Consolidated Edison, Inc.	36,408
600		Constellation Energy Group, Inc.	32,070
1,150		Dominion Resources, Inc.	80,857
550		DTE Energy Co.	26,147
3,750		Duke Energy Corp.	103,049
1,240		Edison Intl	45,570
700		Entergy Corp.	50,281
2,450		Exelon Corp.	114,782
1,350		FirstEnergy Corp.	59,805
1,360		FPL Group, Inc.	55,284
500		NiSource, Inc.	12,050
1,200		PG&E Corp.	42,924
810		PPL Corp.	46,583
200		Progress Energy, Inc.	8,846
750		Public Service Enterprise Group, Inc.	41,625
2,360		Southern Co.	80,122
700		TECO Energy, Inc.	12,376
1,300		TXU Corp.	104,363
350		Xcel Energy, Inc.	6,451
			1,117,301
		Electrical Components and Equipment: 0.0%
1,380		Emerson Electric Co.	91,729
			91,729
		Electronics: 0.0%
1,450	@	Agilent Technologies, Inc.	34,814
590		Applera Corp. — Applied Biosystems Group	12,632
100	@	Fisher Scientific Intl., Inc.	6,246
540	@	Jabil Circuit, Inc.	15,784
100		Parker Hannifin Corp.	6,033
550		PerkinElmer, Inc.	10,522
4,400	@	Solectron Corp.	16,060
350		Tektronix, Inc.	7,935
700	@	Thermo Electron Corp.	18,424
400	@	Waters Corp.	15,540
			143,990
		Engineering and Construction: 0.0%
50		Fluor Corp.	2,873
			2,873
		Environmental Control: 0.0%
1,780		Waste Management, Inc.	52,492
			52,492
		Food: 0.2%
300		Albertson’s, Inc.	6,297
1,050		Campbell Soup Co.	32,582
1,700		ConAgra Foods, Inc.	44,455
1,200		General Mills, Inc.	59,399
1,150		H.J. Heinz Co.	41,826
700		Hershey Foods Corp.	44,947
1,170		Kellogg Co.	53,223
1,200	@	Kroger Co.	20,124
450		McCormick & Co., Inc.	15,228
1,400	@	Safeway, Inc.	30,814
2,620		Sara Lee Corp.	53,160
610		SUPERVALU, Inc.	19,984
1,050		Wm. Wrigley Jr. Co.	71,683
			493,722
		Forest Products and Paper: 0.0%
850		Georgia-Pacific Corp.	28,169
140		International Paper Co.	4,509
500		Louisiana-Pacific Corp.	12,590
900		MeadWestvaco Corp.	25,812
600		Plum Creek Timber Co., Inc.	21,030
500		Temple-Inland, Inc.	17,860
100		Weyerhaeuser Co.	6,415
			116,385
		Gas: 0.0%
570		KeySpan Corp.	22,652
1,460		Sempra Energy	57,918
			80,570
		Hand/ Machine Tools: 0.0%
450		Black & Decker Corp.	39,294
120		Snap-On, Inc.	4,141
380		Stanley Works	16,952
			60,387
		Healthcare-Products: 0.5%
150		Bausch & Lomb, Inc.	11,714
1,950		Baxter Intl., Inc.	71,955
1,340		Becton Dickinson & Co.	76,983
850		Biomet, Inc.	32,037
2,530	@	Boston Scientific Corp.	68,538
400		C.R. Bard, Inc.	27,300
2,040		Guidant Corp.	150,736

See Accompanying Notes to Financial Statements

70

Shares			Value
		Healthcare-Products (continued)
10,450		Johnson & Johnson	$701,194
4,000		Medtronic, Inc.	215,000
1,170	@	St. Jude Medical, Inc.	46,940
800	@	Zimmer Holdings, Inc.	61,264
			1,463,661
		Healthcare-Services: 0.3%
1,840		Aetna, Inc.	143,538
1,300		HCA, Inc.	70,200
900	@	Humana, Inc.	32,724
400	@	Laboratory Corp. of America Holdings	19,380
150		Quest Diagnostics, Inc.	15,750
8,060		UnitedHealth Group, Inc.	391,555
1,920	@	WellPoint, Inc.	255,360
			928,507
		Home Furnishings: 0.0%
650		Leggett & Platt, Inc.	17,316
100		Whirlpool Corp.	6,880
			24,196
		Household Products/ Wares: 0.0%
300		Avery Dennison Corp.	15,735
960		Clorox Co.	56,074
510		Fortune Brands, Inc.	44,115
			115,924
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	19,372
			19,372
		Insurance: 0.6%
1,620	@@	ACE Ltd.	70,016
1,650		AFLAC, Inc.	68,558
3,650		Allstate Corp.	212,429
350		AMBAC Financial Group, Inc.	25,253
8,300		American Intl. Group, Inc.	461,064
1,350		Aon Corp.	33,656
1,190		Chubb Corp.	100,234
810		CIGNA Corp.	78,773
551		Cincinnati Financial Corp.	21,748
1,050		Hartford Financial Services Group, Inc.	78,530
460		Jefferson-Pilot Corp.	23,184
550		Lincoln National Corp.	25,042
550		Loews Corp.	41,415
470		MBIA, Inc.	26,287
4,610		MetLife, Inc.	205,605
450		MGIC Investment Corp.	27,603
970		Principal Financial Group	38,693
1,240		Progressive Corp.	119,127
2,850		Prudential Financial, Inc.	180,434
630		Safeco Corp.	33,900
1,100		St. Paul Travelers Cos., Inc.	41,668
520		Torchmark Corp.	27,430
1,000		UnumProvident Corp.	18,360
800	@@	XL Capital Ltd.	60,224
			2,019,233
		Internet: 0.1%
4,050	@	eBay, Inc.	153,941
500	@	Monster Worldwide, Inc.	13,190
4,460	@	Symantec Corp.	100,841
4,300	@	Yahoo!, Inc.	159,959
			427,931
		Iron/ Steel: 0.0%
750		Nucor Corp.	39,720
650		United States Steel Corp.	25,851
			65,571
		Leisure Time: 0.1%
360		Brunswick Corp.	15,494
1,750		Carnival Corp.	92,575
980		Harley-Davidson, Inc.	48,049
450		Sabre Holdings Corp.	9,032
			165,150
		Lodging: 0.1%
320		Harrah’s Entertainment, Inc.	22,979
1,300		Hilton Hotels Corp.	31,499
1,150		Marriott Intl., Inc.	77,671
700		Starwood Hotels & Resorts Worldwide, Inc.	39,179
			171,328
		Machinery-Diversified: 0.0%
150		Cummins, Inc.	10,193
380		Deere & Co.	25,137
980		Rockwell Automation, Inc.	50,342
			85,672
		Media: 0.3%
7,150	@	Comcast Corp.	230,230
250		Dow Jones & Co., Inc.	8,875
440		Gannett Co., Inc.	32,762
1,320		McGraw-Hill Cos., Inc.	57,631
190		Meredith Corp.	9,424
100		New York Times Co.	3,137
950		News Corp. — Class A	15,324
14,800	@	Time Warner, Inc.	257,521
90		Tribune Co.	3,256
2,900		Viacom, Inc.	99,441
6,630		Walt Disney Co.	181,927
			899,528
		Mining: 0.0%
600		Freeport-McMoRan Copper & Gold, Inc.	21,180
580		Phelps Dodge Corp.	50,692
			71,872
		Miscellaneous Manufacturing: 0.8%
4,320		3M Co.	331,128
250		Cooper Industries Ltd.	17,235
900		Danaher Corp.	49,617
800		Dover Corp.	30,296
950		Eastman Kodak Co.	24,966
700		Eaton Corp.	41,895
33,920		General Electric Co.	1,237,401
4,780		Honeywell Intl., Inc.	173,179
930		Illinois Tool Works, Inc.	78,520
690	@@	Ingersoll-Rand Co. Ltd.	53,413
230		ITT Industries, Inc.	21,850
350		Pall Corp.	10,217
730		Textron, Inc.	56,422
3,200	@@	Tyco Intl., Ltd.	92,576
			2,218,715
		Office/ Business Equipment: 0.0%
730		Pitney Bowes, Inc.	32,565
3,170	@	Xerox Corp.	43,017
			75,582
		Oil and Gas: 1.2%
310		Amerada Hess Corp.	28,784
650		Anadarko Petroleum Corp.	49,205

See Accompanying Notes to Financial Statements

71

Shares			Value
		Oil and Gas (continued)
780		Apache Corp.	$45,833
2,080		Burlington Resources, Inc.	105,414
8,700		ChevronTexaco Corp.	467,885
1,876		ConocoPhillips	202,308
2,550		Devon Energy Corp.	117,045
700		EOG Resources, Inc.	34,923
34,130		Exxon Mobil Corp.	1,918,105
500		Kerr-McGee Corp.	36,930
1,440		Marathon Oil Corp.	69,826
100		Noble Corp.	5,662
1,520		Occidental Petroleum Corp.	111,127
350		Sunoco, Inc.	35,900
750	@	Transocean, Inc.	37,358
1,170		Unocal Corp.	66,678
1,250		Valero Energy Corp.	85,775
			3,418,758
		Oil and Gas Services: 0.0%
400		Baker Hughes, Inc.	18,476
100		BJ Services Co.	5,035
1,200		Halliburton Co.	51,288
200	@	National-Oilwell Varco, Inc.	9,000
			83,799
		Packaging and Containers: 0.0%
500		Ball Corp.	18,774
280		Bemis Co.	7,605
610	@	Pactiv Corp.	13,939
250	@	Sealed Air Corp.	12,948
			53,266
		Pharmaceuticals: 0.6%
500		Abbott Laboratories	24,120
400		Allergan, Inc.	30,924
600		AmerisourceBergen Corp.	38,742
6,450		Bristol-Myers Squibb Co.	163,572
2,710		Cardinal Health, Inc.	156,990
2,480	@	Caremark Rx, Inc.	110,757
250	@	Express Scripts, Inc.	23,098
580	@	Forest Laboratories, Inc.	22,376
1,450	@	Gilead Sciences, Inc.	59,160
500	@	Hospira, Inc.	19,040
890	@	King Pharmaceuticals, Inc.	8,419
862	@	Medco Health Solutions, Inc.	43,100
7,710		Merck & Co., Inc.	250,112
23,846		Pfizer, Inc.	665,304
4,850		Schering-Plough Corp.	94,575
4,400		Wyeth	190,828
			1,901,117
		Pipelines: 0.0%
1,650		El Paso Corp.	17,061
250		Kinder Morgan, Inc.	19,428
1,600		Williams Cos., Inc.	29,456
			65,945
		Real Estate Investment Trusts: 0.0%
250		Apartment Investment & Management Co.	9,275
350		Archstone-Smith Trust	12,887
1,300		Equity Office Properties Trust	42,237
900		Equity Residential	32,310
340		Simon Property Group, Inc.	23,365
			120,074
		Retail: 0.9%
50	@	Autonation, Inc.	1,000
910	@	Bed Bath & Beyond, Inc.	36,992
1,860		Best Buy Co., Inc.	101,240
850		Circuit City Stores, Inc.	13,932
1,550		Costco Wholesale Corp.	70,401
650		CVS Corp.	35,653
930		Darden Restaurants, Inc.	30,206
400		Dillard’s, Inc.	9,568
300		Family Dollar Stores, Inc.	7,701
930		Federated Department Stores, Inc.	62,729
4,170		Gap, Inc.	87,570
12,250		Home Depot, Inc.	482,037
1,600		J.C. Penney Co., Inc. Holding Co.	79,616
550	@	Kohl’s Corp.	26,780
110		Limited Brands, Inc.	2,263
1,230		Lowe’s Cos., Inc.	70,368
100		May Department Stores Co.	3,816
4,150		McDonald’s Corp.	128,400
700		Nordstrom, Inc.	42,728
1,450	@	Office Depot, Inc.	28,594
610	@	Sears Holdings Corp.	89,487
4,690		Staples, Inc.	100,976
1,410	@	Starbucks Corp.	77,198
3,300		Target Corp.	177,209
1,610		TJX Cos., Inc.	36,917
700	@	Toys “R” Us, Inc.	18,340
10,850		Wal-Mart Stores, Inc.	512,445
6,430		Walgreen Co.	291,535
470		Wendy’s Intl., Inc.	21,211
950		Yum! Brands, Inc.	48,726
			2,695,638
		Savings and Loans: 0.1%
920		Golden West Financial Corp.	57,610
2,870		Washington Mutual, Inc.	118,531
			176,141
		Semiconductors: 0.4%
1,630	@	Altera Corp.	36,170
1,230		Analog Devices, Inc.	45,608
5,520		Applied Materials, Inc.	90,583
950	@	Broadcom Corp.	33,716
265	@	Freescale Semiconductor, Inc.	5,353
33,310		Intel Corp.	897,037
150		KLA-Tencor Corp.	6,812
980		Linear Technology Corp.	36,721
500		Maxim Integrated Products, Inc.	19,700
1,200		National Semiconductor Corp.	24,144
550	@	Novellus Systems, Inc.	14,658
250	@	Nvidia Corp.	6,798
300	@	QLogic Corp.	9,606
5,700		Texas Instruments, Inc.	157,547
			1,384,453
		Software: 0.6%
2,760		Adobe Systems, Inc.	91,246
1,420		Autodesk, Inc.	56,204
1,940		Automatic Data Processing, Inc.	84,972
1,120	@	BMC Software, Inc.	19,062
670	@	Citrix Systems, Inc.	16,857
1,764		Computer Associates Intl., Inc.	48,104
1,700	@	Compuware Corp.	11,645
1,010	@	Electronic Arts, Inc.	53,065
2,559		First Data Corp.	96,807
600	@	Fiserv, Inc.	25,800
650		IMS Health, Inc.	15,958
560	@	Intuit, Inc.	24,203
400	@	Mercury Interactive Corp.	18,048
31,790		Microsoft Corp.	820,182
1,900	@	Novell, Inc.	11,115
28,290	@	Oracle Corp.	362,678

See Accompanying Notes to Financial Statements

72

Shares			Value
		Software (continued)
2,340	@	Siebel Systems, Inc.	$21,575
1,230	@	Veritas Software Corp.	30,590
			1,808,111
		Telecommunications: 0.6%
1,060		Alltel Corp.	61,660
3,192		AT&T Corp.	59,978
1,200	@	Avaya, Inc.	10,980
3,360		BellSouth Corp.	89,914
570		CenturyTel, Inc.	18,690
22,560	@	Cisco Systems, Inc.	437,212
850		Citizens Communications Co.	11,594
800	@	Comverse Technology, Inc.	18,824
450	@	Corning, Inc.	7,056
13,800		Motorola, Inc.	239,706
4,050	@	Nextel Communications, Inc.	122,229
5,450		QUALCOMM, Inc.	203,067
13,230		SBC Communications, Inc.	309,317
620		Scientific-Atlanta, Inc.	20,646
2,650		Sprint Corp.	62,779
1,590	@	Tellabs, Inc.	13,070
10,010		Verizon Communications, Inc.	354,154
			2,040,876
		Textiles: 0.0%
500		Cintas Corp.	20,185
			20,185
		Toys/ Games/ Hobbies: 0.0%
800		Hasbro, Inc.	16,144
1,950		Mattel, Inc.	35,451
			51,595
		Transportation: 0.2%
1,260		Burlington Northern Santa Fe Corp.	62,269
1,150		CSX Corp.	47,817
1,060		FedEx Corp.	94,785
1,300		Norfolk Southern Corp.	41,496
310		Ryder System, Inc.	11,389
850		Union Pacific Corp.	56,916
3,680		United Parcel Service, Inc.	271,033
			585,705
		Total Common Stock (Cost $29,211,834)	37,394,378

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.9%
		Federal Home Loan Mortgage Corporation: 5.8%
$20,000,000		3.820%, due 01/26/07	$18,794,260
			18,794,260
		Federal National Mortgage Association: 72.9%
13,653,000		3.810%, due 01/15/07	12,847,418
235,000,000		3.800%, due 01/31/07	220,810,231
			233,657,649
		Sovereign: 1.2%
4,000,000		Financing Corp. FICO STRIP, 3.740%, due 12/06/06	3,782,964
			3,782,964
		Total U.S. Government Agency Obligations (Cost $251,860,227)	256,234,873

U.S. TREASURY OBLIGATIONS: 6.9%
		U.S. Treasury STRIP: 6.9%
23,204,000		3.530%, due 11/15/06	22,058,047
		Total U.S. Treasury Obligations (Cost $22,117,927)	22,058,047

OTHER BONDS: 1.7%
		Sovereign: 1.7%
5,827,000		Israel Trust, 3.690%, due 11/15/06	5,525,435
		Total Other Bonds (Cost $5,461,720)	5,525,435
		Total Long-Term Investments (Cost $308,651,708)	321,212,733

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
602,000		Morgan Stanley Repurchase Agreement dated 05/31/05, 3.050%, due 06/01/05, $602,051 to be received upon repurchase (Collateralized by $615,000 Federal Home Loan Mortgage Corporation, 4.750%, Market Value plus accrued interest $622,786, due 03/14/11)	602,000
		Total Short-Term Investments (Cost $602,000)	602,000

	Total Investments In Securities (Cost $309,253,708)*	100.4%	$321,814,733
	Other Assets and Liabilities-Net	(0.4)	(1,208,388)
	Net Assets	100.0%	$320,606,345

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $312,338,511. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,678,773
Gross Unrealized Depreciation	(202,551)
Net Unrealized Appreciation	$9,476,222

See Accompanying Notes to Financial Statements

73

ING PRINCIPAL PROTECTION FUND III

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 17.5%
		Advertising: 0.1%
1,450	@	Interpublic Group of Cos., Inc.	$17,893
1,250		Omnicom Group, Inc.	102,363
			120,256
		Aerospace/ Defense: 0.4%
3,100		Boeing Co.	198,090
800		General Dynamics Corp.	86,384
50		Goodrich Corp.	2,093
50		L-3 Communications Holdings, Inc.	3,539
2,940		Lockheed Martin Corp.	190,777
1,500		Northrop Grumman Corp.	83,580
1,800		Raytheon Co.	70,488
650		Rockwell Collins, Inc.	32,104
2,080		United Technologies Corp.	221,935
			888,990
		Agriculture: 0.3%
7,850		Altria Group, Inc.	527,049
4,300		Archer-Daniels-Midland Co.	85,355
1,680		Monsanto Co.	95,760
500		Reynolds American, Inc.	41,455
600		UST, Inc.	26,736
			776,355
		Apparel: 0.1%
2,600	@	Coach, Inc.	75,504
620		Jones Apparel Group, Inc.	19,784
720		Liz Claiborne, Inc.	27,036
1,670		Nike, Inc.	137,273
250		Reebok Intl., Ltd.	10,178
550		VF Corp.	31,037
			300,812
		Auto Manufacturers: 0.1%
7,860		Ford Motor Co.	78,442
710		PACCAR, Inc.	50,233
			128,675
		Auto Parts and Equipment: 0.0%
800	@	Goodyear Tire & Rubber Co.	11,512
600		Johnson Controls, Inc.	33,996
			45,508
		Banks: 1.1%
1,250		AmSouth Bancorporation	33,325
25,696		Bank of America Corp.	1,190,238
1,000		BB&T Corp.	39,940
900		Comerica, Inc.	50,292
450		Compass Bancshares, Inc.	20,057
450		First Horizon National Corp.	19,004
100		Huntington Bancshares, Inc.	2,332
2,350		KeyCorp	76,986
350		M & T Bank Corp.	35,749
750		Marshall & Ilsley Corp.	32,633
800		Mellon Financial Corp.	22,208
2,250		National City Corp.	77,760
1,750		North Fork Bancorporation, Inc.	47,705
750		Northern Trust Corp.	34,440
1,100		PNC Financial Services Group, Inc.	60,115
1,250		State Street Corp.	60,000
1,300		SunTrust Banks, Inc.	95,693
592		Synovus Financial Corp.	17,209
3,000		The Bank of New York Co., Inc.	86,460
7,800		U.S. Bancorp	228,773
5,884		Wachovia Corp.	298,612
3,150		Wells Fargo & Co.	190,292
250		Zions Bancorporation	17,710
			2,737,533
		Beverages: 0.6%
1,450		Anheuser-Busch Cos., Inc.	67,933
670		Brown-Forman Corp.	39,945
14,350		Coca-Cola Co.	640,440
1,400		Coca-Cola Enterprises, Inc.	30,632
150		Molson Coors Brewing Co.	8,771
800		Pepsi Bottling Group, Inc.	22,696
10,600		PepsiCo, Inc.	596,356
			1,406,773
		Biotechnology: 0.1%
4,626	@	Amgen, Inc.	289,494
950	@	Genzyme Corp.	59,271
250	@	Millipore Corp.	12,873
			361,638
		Building Materials: 0.1%
1,330		American Standard Cos., Inc.	56,924
1,750		Masco Corp.	56,035
500		Vulcan Materials Co.	29,965
			142,924
		Chemicals: 0.3%
1,000		Air Products & Chemicals, Inc.	60,230
150		Ashland, Inc.	10,245
6,200		Dow Chemical Co.	280,797
3,800		E.I. du Pont de Nemours & Co.	176,738
350		Eastman Chemical Co.	20,573
240		Engelhard Corp.	7,056
300		International Flavors & Fragrances, Inc.	11,127
1,250		PPG Industries, Inc.	81,738
1,450		Praxair, Inc.	67,962
800		Rohm & Haas Co.	37,320
500		Sherwin-Williams Co.	22,225
250		Sigma-Aldrich Corp.	14,978
			790,989
		Commercial Services: 0.2%
6,700		Cendant Corp.	142,107
990		Equifax, Inc.	34,343
860		H&R Block, Inc.	42,931
2,160		McKesson Corp.	86,983
900		Moody’s Corp.	38,943
2,250		Paychex, Inc.	64,980
650		R.R. Donnelley & Sons Co.	21,613
650		Robert Half Intl., Inc.	16,211
			448,111
		Computers: 0.9%
6,000	@	Apple Computer, Inc.	238,260
1,200	@	Computer Sciences Corp.	55,572
18,040	@	Dell, Inc.	719,616
950		Electronic Data Systems Corp.	18,715
15,650	@	EMC Corp.	220,039
10,800		Hewlett-Packard Co.	243,108
6,100		International Business Machines Corp.	460,855
480	@	Lexmark Intl., Inc.	32,851
600	@	NCR Corp.	21,978
2,550	@	Network Appliance, Inc.	73,338
23,800	@	Sun Microsystems, Inc.	90,678
1,200	@	Sungard Data Systems, Inc.	41,652
1,250	@	Unisys Corp.	9,050
			2,225,712

See Accompanying Notes to Financial Statements

74

Shares			Value
		Cosmetics/ Personal Care: 0.4%
375		Alberto-Culver Co.	$16,624
200		Avon Products, Inc.	7,948
2,150		Colgate-Palmolive Co.	107,436
3,900		Gillette Co.	205,686
1,900		Kimberly-Clark Corp.	122,227
10,300		Procter & Gamble Co.	568,044
			1,027,965
		Distribution/ Wholesale: 0.0%
700		Genuine Parts Co.	30,072
500		W.W. Grainger, Inc.	27,195
			57,267
		Diversified Financial Services: 1.1%
4,800		American Express Co.	258,480
830		Bear Stearns Cos., Inc.	82,203
930		Capital One Financial Corp.	70,122
900		Charles Schwab Corp.	10,206
1,150		CIT Group, Inc.	48,783
9,750		Citigroup, Inc.	459,323
2,448		Countrywide Financial Corp.	90,992
1,360	@	E*TRADE Financial Corp.	16,796
3,710		Fannie Mae	219,780
150		Federated Investors, Inc.	4,442
750		Franklin Resources, Inc.	54,105
2,630		Freddie Mac	171,055
1,900		Goldman Sachs Group, Inc.	185,250
2,010		Lehman Brothers Holdings, Inc.	185,322
5,225		MBNA Corp.	110,195
3,600		Merrill Lynch & Co., Inc.	195,336
7,050		Morgan Stanley	345,168
2,150	@	Providian Financial Corp.	38,313
1,800		SLM Corp.	86,886
250		T. Rowe Price Group, Inc.	14,915
			2,647,672
		Electric: 0.5%
2,770	@	AES Corp.	41,245
600	@	Allegheny Energy, Inc.	14,508
400		Ameren Corp.	21,832
1,300		American Electric Power Co., Inc.	46,397
1,150		CenterPoint Energy, Inc.	14,099
400		Cinergy Corp.	16,492
1,550	@	CMS Energy Corp.	20,507
750		Consolidated Edison, Inc.	34,133
950		Constellation Energy Group, Inc.	50,778
1,300		Dominion Resources, Inc.	91,403
550		DTE Energy Co.	26,147
4,350		Duke Energy Corp.	119,537
1,690		Edison Intl	62,108
950		Entergy Corp.	68,239
2,700		Exelon Corp.	126,494
1,300		FirstEnergy Corp.	57,590
1,550		FPL Group, Inc.	63,008
550		NiSource, Inc.	13,255
1,320		PG&E Corp.	47,216
950		PPL Corp.	54,635
200		Progress Energy, Inc.	8,846
900		Public Service Enterprise Group, Inc.	49,950
2,800		Southern Co.	95,060
850		TECO Energy, Inc.	15,028
1,550		TXU Corp.	124,433
150		Xcel Energy, Inc.	2,765
			1,285,705
		Electrical Components and Equipment: 0.0%
1,650		Emerson Electric Co.	109,676
			109,676
		Electronics: 0.1%
1,850	@	Agilent Technologies, Inc.	44,418
1,000		Applera Corp. — Applied Biosystems Group	21,410
100	@	Fisher Scientific Intl., Inc.	6,246
900	@	Jabil Circuit, Inc.	26,307
100		Parker Hannifin Corp.	6,033
700		PerkinElmer, Inc.	13,391
4,200	@	Solectron Corp.	15,330
200		Tektronix, Inc.	4,534
950	@	Thermo Electron Corp.	25,004
550	@	Waters Corp.	21,368
			184,041
		Engineering and Construction: 0.0%
300		Fluor Corp.	17,235
			17,235
		Environmental Control: 0.0%
2,100		Waste Management, Inc.	61,929
			61,929
		Food: 0.2%
300		Albertson’s, Inc.	6,297
1,200		Campbell Soup Co.	37,236
1,700		ConAgra Foods, Inc.	44,455
1,600		General Mills, Inc.	79,199
1,100		H.J. Heinz Co.	40,007
850		Hershey Foods Corp.	54,579
1,450		Kellogg Co.	65,961
1,400	@	Kroger Co.	23,478
500		McCormick & Co., Inc.	16,920
1,800	@	Safeway, Inc.	39,618
3,350		Sara Lee Corp.	67,972
950		SUPERVALU, Inc.	31,122
1,250		Wm. Wrigley Jr. Co.	85,337
			592,181
		Forest Products and Paper: 0.1%
990		Georgia-Pacific Corp.	32,808
200		International Paper Co.	6,442
520		Louisiana-Pacific Corp.	13,094
750		MeadWestvaco Corp.	21,510
600		Plum Creek Timber Co., Inc.	21,030
600		Temple-Inland, Inc.	21,432
100		Weyerhaeuser Co.	6,415
			122,731
		Gas: 0.0%
500		KeySpan Corp.	19,870
1,500		Sempra Energy	59,505
			79,375
		Hand/ Machine Tools: 0.0%
600		Black & Decker Corp.	52,391
250		Snap-On, Inc.	8,628
350		Stanley Works	15,614
			76,633
		Healthcare-Products: 0.7%
250		Bausch & Lomb, Inc.	19,523
2,300		Baxter Intl., Inc.	84,870
1,580		Becton Dickinson & Co.	90,771
750		Biomet, Inc.	28,268
2,900	@	Boston Scientific Corp.	78,561
400		C.R. Bard, Inc.	27,300
2,380		Guidant Corp.	175,858

See Accompanying Notes to Financial Statements

75

Shares			Value
		Healthcare-Products (continued)
12,200		Johnson & Johnson	$818,619
4,700		Medtronic, Inc.	252,625
1,600	@	St. Jude Medical, Inc.	64,192
1,050	@	Zimmer Holdings, Inc.	80,409
			1,720,996
		Healthcare-Services: 0.4%
2,150		Aetna, Inc.	167,722
1,550		HCA, Inc.	83,700
900	@	Humana, Inc.	32,724
450	@	Laboratory Corp. of America Holdings	21,803
200		Quest Diagnostics, Inc.	21,000
9,420		UnitedHealth Group, Inc.	457,623
2,220	@	WellPoint, Inc.	295,260
			1,079,832
		Home Furnishings: 0.0%
550		Leggett & Platt, Inc.	14,652
300		Whirlpool Corp.	20,640
			35,292
		Household Products/ Wares: 0.1%
400		Avery Dennison Corp.	20,980
1,130		Clorox Co.	66,003
550		Fortune Brands, Inc.	47,575
			134,558
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	20,511
			20,511
		Insurance: 0.9%
1,850	@@	ACE Ltd.	79,957
2,100		AFLAC, Inc.	87,255
4,300		Allstate Corp.	250,259
400		AMBAC Financial Group, Inc.	28,860
9,700		American Intl. Group, Inc.	538,834
1,300		Aon Corp.	32,409
1,350		Chubb Corp.	113,711
920		CIGNA Corp.	89,470
605		Cincinnati Financial Corp.	23,879
1,200		Hartford Financial Services Group, Inc.	89,748
450		Jefferson-Pilot Corp.	22,680
950		Lincoln National Corp.	43,254
650		Loews Corp.	48,945
450		MBIA, Inc.	25,169
5,400		MetLife, Inc.	240,839
400		MGIC Investment Corp.	24,536
1,150		Principal Financial Group	45,874
1,450		Progressive Corp.	139,302
3,300		Prudential Financial, Inc.	208,923
700		Safeco Corp.	37,667
1,300		St. Paul Travelers Cos., Inc.	49,244
350		Torchmark Corp.	18,463
1,050		UnumProvident Corp.	19,278
1,020	@@	XL Capital Ltd.	76,786
			2,335,342
		Internet: 0.2%
4,800	@	eBay, Inc.	182,448
500	@	Monster Worldwide, Inc.	13,190
5,220	@	Symantec Corp.	118,024
5,000	@	Yahoo!, Inc.	186,000
			499,662
		Iron/ Steel: 0.0%
1,050		Nucor Corp.	55,608
820		United States Steel Corp.	32,611
			88,219
		Leisure Time: 0.1%
330		Brunswick Corp.	14,203
2,100		Carnival Corp.	111,089
1,250		Harley-Davidson, Inc.	61,288
550		Sabre Holdings Corp.	11,039
			197,619
		Lodging: 0.1%
450		Harrah’s Entertainment, Inc.	32,315
1,400		Hilton Hotels Corp.	33,922
1,480		Marriott Intl., Inc.	99,959
800		Starwood Hotels & Resorts Worldwide, Inc.	44,776
			210,972
		Machinery-Diversified: 0.0%
200		Cummins, Inc.	13,590
450		Deere & Co.	29,768
1,250		Rockwell Automation, Inc.	64,212
			107,570
		Media: 0.4%
8,350	@	Comcast Corp.	268,870
500		Gannett Co., Inc.	37,230
1,500		McGraw-Hill Cos., Inc.	65,490
230		Meredith Corp.	11,408
450		New York Times Co.	14,117
1,100		News Corp. — Class A	17,743
17,350	@	Time Warner, Inc.	301,889
100		Tribune Co.	3,618
3,350		Viacom, Inc.	114,872
7,750		Walt Disney Co.	212,660
			1,047,897
		Mining: 0.0%
700		Freeport-McMoRan Copper & Gold, Inc.	24,710
690		Phelps Dodge Corp.	60,306
			85,016
		Miscellaneous Manufacturing: 1.0%
5,050		3M Co.	387,082
300		Cooper Industries Ltd.	20,682
1,200		Danaher Corp.	66,156
800		Dover Corp.	30,296
1,110		Eastman Kodak Co.	29,171
550		Eaton Corp.	32,918
39,500		General Electric Co.	1,440,959
5,550		Honeywell Intl., Inc.	201,076
1,050		Illinois Tool Works, Inc.	88,652
700	@@	Ingersoll-Rand Co. Ltd.	54,187
330		ITT Industries, Inc.	31,350
400		Pall Corp.	11,676
730		Textron, Inc.	56,422
3,750	@@	Tyco Intl., Ltd.	108,488
			2,559,115
		Office/ Business Equipment: 0.0%
900		Pitney Bowes, Inc.	40,149
3,750	@	Xerox Corp.	50,888
			91,037
		Oil and Gas: 1.6%
370		Amerada Hess Corp.	34,355
750		Anadarko Petroleum Corp.	56,775
918		Apache Corp.	53,942

See Accompanying Notes to Financial Statements

76

Shares			Value
		Oil and Gas (continued)
2,350		Burlington Resources, Inc.	$119,098
10,050		ChevronTexaco Corp.	540,488
2,118		ConocoPhillips	228,404
3,000		Devon Energy Corp.	137,700
800		EOG Resources, Inc.	39,912
39,750		Exxon Mobil Corp.	2,233,949
450		Kerr-McGee Corp.	33,237
1,650		Marathon Oil Corp.	80,009
50		Noble Corp.	2,831
1,780		Occidental Petroleum Corp.	130,136
450		Sunoco, Inc.	46,157
1,100	@	Transocean, Inc.	54,791
1,150		Unocal Corp.	65,539
1,500		Valero Energy Corp.	102,930
			3,960,253
		Oil and Gas Services: 0.0%
100		Baker Hughes, Inc.	4,619
100		BJ Services Co.	5,035
1,600		Halliburton Co.	68,384
550	@	National-Oilwell Varco, Inc.	24,750
			102,788
		Packaging and Containers: 0.0%
690		Ball Corp.	25,910
500		Bemis Co.	13,580
300	@	Pactiv Corp.	6,855
300	@	Sealed Air Corp.	15,537
			61,882
		Pharmaceuticals: 0.9%
600		Abbott Laboratories	28,944
550		Allergan, Inc.	42,521
760		AmerisourceBergen Corp.	49,073
7,450		Bristol-Myers Squibb Co.	188,932
3,170		Cardinal Health, Inc.	183,638
3,200	@	Caremark Rx, Inc.	142,912
300	@	Express Scripts, Inc.	27,717
650	@	Forest Laboratories, Inc.	25,077
1,750	@	Gilead Sciences, Inc.	71,400
650	@	Hospira, Inc.	24,752
650	@	King Pharmaceuticals, Inc.	6,149
1,182	@	Medco Health Solutions, Inc.	59,100
9,050		Merck & Co., Inc.	293,582
27,830		Pfizer, Inc.	776,456
5,800		Schering-Plough Corp.	113,100
5,150		Wyeth	223,356
			2,256,709
		Pipelines: 0.0%
1,750		El Paso Corp.	18,095
350		Kinder Morgan, Inc.	27,199
1,800		Williams Cos., Inc.	33,138
			78,432
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	12,985
400		Archstone-Smith Trust	14,728
1,500		Equity Office Properties Trust	48,735
1,050		Equity Residential	37,695
400		Simon Property Group, Inc.	27,488
			141,631
		Retail: 1.3%
100	@	Autonation, Inc.	2,000
900	@	Bed Bath & Beyond, Inc.	36,585
2,150		Best Buy Co., Inc.	117,025
850		Circuit City Stores, Inc.	13,932
1,850		Costco Wholesale Corp.	84,027
750		CVS Corp.	41,138
850		Darden Restaurants, Inc.	27,608
520		Dillard’s, Inc.	12,438
50		Family Dollar Stores, Inc.	1,284
1,100		Federated Department Stores, Inc.	74,195
4,950		Gap, Inc.	103,950
14,290		Home Depot, Inc.	562,311
2,000		J.C. Penney Co., Inc. Holding Co.	99,520
600	@	Kohl’s Corp.	29,214
140		Limited Brands, Inc.	2,880
1,480		Lowe’s Cos., Inc.	84,671
100		May Department Stores Co.	3,816
4,850		McDonald’s Corp.	150,059
800		Nordstrom, Inc.	48,832
1,510	@	Office Depot, Inc.	29,777
690	@	Sears Holdings Corp.	101,223
5,025		Staples, Inc.	108,188
1,650	@	Starbucks Corp.	90,338
3,750		Target Corp.	201,374
1,600		TJX Cos., Inc.	36,688
850	@	Toys “R” Us, Inc.	22,270
12,900		Wal-Mart Stores, Inc.	609,266
7,520		Walgreen Co.	340,956
650		Wendy’s Intl., Inc.	29,335
1,100		Yum! Brands, Inc.	56,419
			3,121,319
		Savings and Loans: 0.1%
1,040		Golden West Financial Corp.	65,125
3,300		Washington Mutual, Inc.	136,290
			201,415
		Semiconductors: 0.7%
1,500	@	Altera Corp.	33,285
1,500		Analog Devices, Inc.	55,620
7,050		Applied Materials, Inc.	115,690
1,100	@	Broadcom Corp.	39,039
313	@	Freescale Semiconductor, Inc.	6,323
38,900		Intel Corp.	1,047,576
150		KLA-Tencor Corp.	6,812
950		Linear Technology Corp.	35,597
600		Maxim Integrated Products, Inc.	23,640
1,250		National Semiconductor Corp.	25,150
550	@	Novellus Systems, Inc.	14,658
650	@	Nvidia Corp.	17,674
350	@	QLogic Corp.	11,207
6,850		Texas Instruments, Inc.	189,333
			1,621,604
		Software: 0.9%
3,300		Adobe Systems, Inc.	109,098
1,670		Autodesk, Inc.	66,099
2,400		Automatic Data Processing, Inc.	105,120
1,180	@	BMC Software, Inc.	20,084
450	@	Citrix Systems, Inc.	11,322
2,000		Computer Associates Intl., Inc.	54,540
1,950	@	Compuware Corp.	13,358
1,220	@	Electronic Arts, Inc.	64,099
3,007		First Data Corp.	113,754
750	@	Fiserv, Inc.	32,250
1,150		IMS Health, Inc.	28,233
750	@	Intuit, Inc.	32,415
350	@	Mercury Interactive Corp.	15,792
37,700		Microsoft Corp.	972,659
1,000	@	Novell, Inc.	5,850
33,090	@	Oracle Corp.	424,213

See Accompanying Notes to Financial Statements

77

Shares			Value
		Software (continued)
1,800	@	Siebel Systems, Inc.	$16,596
1,650	@	Veritas Software Corp.	41,036
			2,126,518
		Telecommunications: 1.0%
1,250		Alltel Corp.	72,713
3,740		AT&T Corp.	70,275
1,450	@	Avaya, Inc.	13,268
3,900		BellSouth Corp.	104,364
900		CenturyTel, Inc.	29,511
26,150	@	Cisco Systems, Inc.	506,786
150		Citizens Communications Co.	2,046
600	@	Comverse Technology, Inc.	14,118
550	@	Corning, Inc.	8,624
15,950		Motorola, Inc.	277,052
4,750	@	Nextel Communications, Inc.	143,355
6,400		QUALCOMM, Inc.	238,464
15,450		SBC Communications, Inc.	361,221
850		Scientific-Atlanta, Inc.	28,305
3,100		Sprint Corp.	73,439
1,450	@	Tellabs, Inc.	11,919
11,700		Verizon Communications, Inc.	413,945
			2,369,405
		Textiles: 0.0%
550		Cintas Corp.	22,204
			22,204
		Toys/ Games/ Hobbies: 0.0%
500		Hasbro, Inc.	10,090
1,600		Mattel, Inc.	29,088
			39,178
		Transportation: 0.3%
1,500		Burlington Northern Santa Fe Corp.	74,130
1,590		CSX Corp.	66,112
1,250		FedEx Corp.	111,775
1,500		Norfolk Southern Corp.	47,880
350		Ryder System, Inc.	12,859
1,000		Union Pacific Corp.	66,960
4,150		United Parcel Service, Inc.	305,648
			685,364
		Total Common Stock (Cost $34,499,542)	43,639,026

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.7%
		Federal National Mortgage Association: 65.7%
$177,000,000		3.870%, due 06/05/07	$163,957,048
		Total U.S. Government Agency Obligations (Cost $160,990,754)	163,957,048

U.S. TREASURY OBLIGATIONS: 16.9%
		U.S. Treasury STRIP: 16.9%
45,291,000		3.610%, due 05/15/07	42,254,827
		Total U.S. Treasury Obligations (Cost $41,533,229)	42,254,827

		Total Long Term Investments (Cost $237,023,525)	249,850,901

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
927,000		Morgan Stanley Repurchase Agreement dated 05/31/05, 3.050%, due 06/01/05, $927,079 to be received upon repurchase (Collateralized by $945,000 Federal Farm Credit Bank, 4.750%, Market Value plus accrued interest $956,963, due 03/14/11)	927,000
		Total Short-Term Investments (Cost $927,000)	927,000

	Total Investments In Securities (Cost $237,950,525)*	100.5%	$250,777,901
	Other Assets and Liabilities-Net	(0.5)	(1,356,970)
	Net Assets	100.0%	$249,420,931

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $240,408,301. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,542,468
Gross Unrealized Depreciation	(172,868)
Net Unrealized Appreciation	$10,369,600

See Accompanying Notes to Financial Statements

78

ING PRINCIPAL PROTECTION FUND IV

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 36.9%
		Advertising: 0.1%
6,050	@	Interpublic Group of Cos., Inc.	$74,657
5,050		Omnicom Group, Inc.	413,545
			488,202
		Aerospace/Defense: 0.7%
12,800		Boeing Co.	817,920
3,700		General Dynamics Corp.	399,526
450		Goodrich Corp.	18,837
200		L-3 Communications Holdings, Inc.	14,156
12,240		Lockheed Martin Corp.	794,254
5,250		Northrop Grumman Corp.	292,530
7,200		Raytheon Co.	281,952
2,800		Rockwell Collins, Inc.	138,292
8,460		United Technologies Corp.	902,682
			3,660,149
		Agriculture: 0.6%
32,400		Altria Group, Inc.	2,175,336
17,350		Archer-Daniels-Midland Co.	344,398
7,000		Monsanto Co.	399,000
1,800		Reynolds American, Inc.	149,238
2,550		UST, Inc.	113,628
			3,181,600
		Apparel: 0.2%
10,400	@	Coach, Inc.	302,016
3,170		Jones Apparel Group, Inc.	101,155
2,780		Liz Claiborne, Inc.	104,389
6,090		Nike, Inc.	500,598
700		Reebok Intl., Ltd.	28,497
3,030		VF Corp.	170,983
			1,207,638
		Auto Manufacturers: 0.1%
32,270		Ford Motor Co.	322,055
3,095		PACCAR, Inc.	218,971
			541,026
		Auto Parts and Equipment: 0.0%
3,700	@	Goodyear Tire & Rubber Co.	53,243
2,800		Johnson Controls, Inc.	158,648
			211,891
		Banks: 2.3%
5,050		AmSouth Bancorporation	134,633
105,994		Bank of America Corp.	4,909,641
4,200		BB&T Corp.	167,748
4,550		Comerica, Inc.	254,254
2,050		Compass Bancshares, Inc.	91,369
950		First Horizon National Corp.	40,119
800		Huntington Bancshares, Inc.	18,656
10,800		KeyCorp	353,808
1,800		M & T Bank Corp.	183,852
3,150		Marshall & Ilsley Corp.	137,057
3,250		Mellon Financial Corp.	90,220
10,600		National City Corp.	366,336
7,075		North Fork Bancorporation, Inc.	192,865
3,150		Northern Trust Corp.	144,648
4,450		PNC Financial Services Group, Inc.	243,193
5,150		State Street Corp.	247,200
5,300		SunTrust Banks, Inc.	390,133
2,398		Synovus Financial Corp.	69,710
11,950		The Bank of New York Co., Inc.	344,399
32,000		U.S. Bancorp	938,559
24,389		Wachovia Corp.	1,237,741
13,050		Wells Fargo & Co.	788,350
1,450		Zions Bancorporation	102,718
			11,447,209
		Beverages: 1.2%
6,000		Anheuser-Busch Cos., Inc.	281,100
2,740		Brown-Forman Corp.	163,359
59,200		Coca-Cola Co.	2,642,095
2,700		Coca-Cola Enterprises, Inc.	59,076
800		Molson Coors Brewing Co.	46,776
4,150		Pepsi Bottling Group, Inc.	117,736
43,850		PepsiCo, Inc.	2,467,001
			5,777,143
		Biotechnology: 0.3%
19,750	@	Amgen, Inc.	1,235,955
4,400	@	Genzyme Corp.	274,516
50	@	Millipore Corp.	2,575
			1,513,046
		Building Materials: 0.1%
4,650		American Standard Cos., Inc.	199,020
7,100		Masco Corp.	227,342
1,800		Vulcan Materials Co.	107,874
			534,236
		Chemicals: 0.7%
3,950		Air Products & Chemicals, Inc.	237,909
400		Ashland, Inc.	27,320
25,450		Dow Chemical Co.	1,152,630
15,900		E.I. du Pont de Nemours & Co.	739,509
1,800		Eastman Chemical Co.	105,804
950		Engelhard Corp.	27,930
1,200		International Flavors & Fragrances, Inc.	44,508
5,100		PPG Industries, Inc.	333,489
4,700		Praxair, Inc.	220,289
4,100		Rohm & Haas Co.	191,265
2,250		Sherwin-Williams Co.	100,013
1,200		Sigma-Aldrich Corp.	71,892
			3,252,558
		Commercial Services: 0.4%
27,600		Cendant Corp.	585,396
4,100		Equifax, Inc.	142,229
3,180		H&R Block, Inc.	158,746
8,100		McKesson Corp.	326,187
4,200		Moody’s Corp.	181,734
9,300		Paychex, Inc.	268,584
3,000		R.R. Donnelley & Sons Co.	99,750
2,300		Robert Half Intl., Inc.	57,362
			1,819,988
		Computers: 1.9%
24,940	@	Apple Computer, Inc.	990,367
5,000	@	Computer Sciences Corp.	231,550
74,630	@	Dell, Inc.	2,976,991
3,950		Electronic Data Systems Corp.	77,815
64,100	@	EMC Corp.	901,246
45,950		Hewlett-Packard Co.	1,034,335
25,100		International Business Machines Corp.	1,896,305
2,450	@	Lexmark Intl., Inc.	167,678
3,500	@	NCR Corp.	128,205
10,150	@	Network Appliance, Inc.	291,914
102,010	@	Sun Microsystems, Inc.	388,658
4,300	@	Sungard Data Systems, Inc.	149,253
4,700	@	Unisys Corp.	34,028
			9,268,345

See Accompanying Notes to Financial Statements

79

Shares			Value
		Cosmetics/Personal Care: 0.9%
1,575		Alberto-Culver Co.	$69,820
750		Avon Products, Inc.	29,805
8,550		Colgate-Palmolive Co.	427,244
15,800		Gillette Co.	833,292
7,700		Kimberly-Clark Corp.	495,341
43,550		Procter & Gamble Co.	2,401,782
			4,257,284
		Distribution/Wholesale: 0.1%
3,250		Genuine Parts Co.	139,620
2,500		W.W. Grainger, Inc.	135,975
			275,595
		Diversified Financial Services: 2.2%
19,850		American Express Co.	1,068,922
3,000		Bear Stearns Cos., Inc.	297,120
3,780		Capital One Financial Corp.	285,012
4,050		Charles Schwab Corp.	45,927
5,500		CIT Group, Inc.	233,310
40,200		Citigroup, Inc.	1,893,821
9,998		Countrywide Financial Corp.	371,626
5,730	@	E*TRADE Financial Corp.	70,766
14,950		Fannie Mae	885,637
150		Federated Investors, Inc.	4,442
3,100		Franklin Resources, Inc.	223,634
11,350		Freddie Mac	738,204
7,750		Goldman Sachs Group, Inc.	755,625
8,410		Lehman Brothers Holdings, Inc.	775,402
21,400		MBNA Corp.	451,326
14,500		Merrill Lynch & Co., Inc.	786,770
29,100		Morgan Stanley	1,424,735
8,980	@	Providian Financial Corp.	160,024
6,850		SLM Corp.	330,650
950		T. Rowe Price Group, Inc.	56,677
			10,859,630
		Electric: 1.1%
11,300	@	AES Corp.	168,257
2,700	@	Allegheny Energy, Inc.	65,286
1,700		Ameren Corp.	92,786
5,850		American Electric Power Co., Inc.	208,787
4,700		CenterPoint Energy, Inc.	57,622
1,650		Cinergy Corp.	68,030
6,350	@	CMS Energy Corp.	84,011
4,450		Consolidated Edison, Inc.	202,520
3,250		Constellation Energy Group, Inc.	173,713
5,250		Dominion Resources, Inc.	369,127
1,350		DTE Energy Co.	64,179
18,000		Duke Energy Corp.	494,639
4,960		Edison Intl.	182,280
4,050		Entergy Corp.	290,912
10,850		Exelon Corp.	508,322
5,300		FirstEnergy Corp.	234,790
5,800		FPL Group, Inc.	235,770
2,350		NiSource, Inc.	56,635
6,270		PG&E Corp.	224,278
3,650		PPL Corp.	209,912
900		Progress Energy, Inc.	39,807
3,700		Public Service Enterprise Group, Inc.	205,350
11,500		Southern Co.	390,424
4,100		TECO Energy, Inc.	72,488
6,350		TXU Corp.	509,777
700		Xcel Energy, Inc.	12,901
			5,222,603
		Electrical Components and Equipment: 0.1%
6,600		Emerson Electric Co.	438,702
			438,702
		Electronics: 0.1%
6,900	@	Agilent Technologies, Inc.	165,668
4,400		Applera Corp. — Applied Biosystems Group	94,204
400	@	Fisher Scientific Intl., Inc.	24,984
4,430	@	Jabil Circuit, Inc.	129,488
450		Parker Hannifin Corp.	27,149
3,500		PerkinElmer, Inc.	66,955
16,850	@	Solectron Corp.	61,503
1,050		Tektronix, Inc.	23,804
2,500	@	Thermo Electron Corp.	65,800
950	@	Waters Corp.	36,908
			696,463
		Engineering and Construction: 0.0%
150		Fluor Corp.	8,618
			8,618
		Environmental Control: 0.0%
8,700		Waste Management, Inc.	256,563
			256,563
		Food: 0.5%
1,350		Albertson’s, Inc.	28,337
5,000		Campbell Soup Co.	155,150
7,250		ConAgra Foods, Inc.	189,588
6,100		General Mills, Inc.	301,949
4,750		H.J. Heinz Co.	172,758
3,900		Hershey Foods Corp.	250,419
5,550		Kellogg Co.	252,470
5,750	@	Kroger Co.	96,428
2,900		McCormick & Co., Inc.	98,136
7,300	@	Safeway, Inc.	160,673
12,650		Sara Lee Corp.	256,668
3,600		SUPERVALU, Inc.	117,936
5,100		Wm. Wrigley Jr. Co.	348,176
			2,428,688
		Forest Products and Paper: 0.1%
4,100		Georgia-Pacific Corp.	135,874
800		International Paper Co.	25,768
2,500		Louisiana-Pacific Corp.	62,950
4,350		MeadWestvaco Corp.	124,758
3,250		Plum Creek Timber Co., Inc.	113,913
2,200		Temple-Inland, Inc.	78,584
400		Weyerhaeuser Co.	25,660
			567,507
		Gas: 0.1%
3,000		KeySpan Corp.	119,220
6,100		Sempra Energy	241,987
			361,207
		Hand/Machine Tools: 0.0%
1,950		Black & Decker Corp.	170,274
400		Snap-On, Inc.	13,804
1,800		Stanley Works	80,298
			264,376
		Healthcare-Products: 1.5%
1,150		Bausch & Lomb, Inc.	89,804
9,550		Baxter Intl., Inc.	352,395
6,580		Becton Dickinson & Co.	378,021
4,200		Biomet, Inc.	158,298
11,900	@	Boston Scientific Corp.	322,371
2,400		C.R. Bard, Inc.	163,800
9,850		Guidant Corp.	727,817
50,200		Johnson & Johnson	3,368,419
18,900		Medtronic, Inc.	1,015,875

See Accompanying Notes to Financial Statements

80

Shares			Value
		Healthcare-Products (continued)
6,400	@	St. Jude Medical, Inc.	$256,768
3,850	@	Zimmer Holdings, Inc.	294,833
			7,128,401
		Healthcare-Services: 0.9%
8,970		Aetna, Inc.	699,750
6,350		HCA, Inc.	342,900
4,200	@	Humana, Inc.	152,712
2,150	@	Laboratory Corp. of America Holdings	104,168
700		Quest Diagnostics, Inc.	73,500
39,140		UnitedHealth Group, Inc.	1,901,420
9,290	@	WellPoint, Inc.	1,235,570
			4,510,020
		Home Furnishings: 0.0%
3,800		Leggett & Platt, Inc.	101,232
550		Whirlpool Corp.	37,840
			139,072
		Household Products/Wares: 0.1%
2,100		Avery Dennison Corp.	110,145
4,670		Clorox Co.	272,775
2,750		Fortune Brands, Inc.	237,875
			620,795
		Housewares: 0.0%
4,500		Newell Rubbermaid, Inc.	102,555
			102,555
		Insurance: 2.0%
7,600	@@	ACE Ltd.	328,472
7,800		AFLAC, Inc.	324,090
17,750		Allstate Corp.	1,033,049
1,800		AMBAC Financial Group, Inc.	129,870
40,050		American Intl. Group, Inc.	2,224,777
5,250		Aon Corp.	130,883
5,300		Chubb Corp.	446,419
3,990		CIGNA Corp.	388,028
3,141		Cincinnati Financial Corp.	123,975
5,000		Hartford Financial Services Group, Inc.	373,950
2,500		Jefferson-Pilot Corp.	126,000
4,000		Lincoln National Corp.	182,120
2,700		Loews Corp.	203,310
2,700		MBIA, Inc.	151,011
22,400		MetLife, Inc.	999,040
1,850		MGIC Investment Corp.	113,479
4,700		Principal Financial Group	187,483
6,120		Progressive Corp.	587,948
13,680		Prudential Financial, Inc.	866,081
3,870		Safeco Corp.	208,245
5,250		St. Paul Travelers Cos., Inc.	198,870
2,100		Torchmark Corp.	110,775
4,500		UnumProvident Corp.	82,620
4,220	@@	XL Capital Ltd.	317,682
			9,838,177
		Internet: 0.4%
19,400	@	eBay, Inc.	737,394
2,150	@	Monster Worldwide, Inc.	56,717
19,400	@	Symantec Corp.	438,634
20,450	@	Yahoo!, Inc.	760,740
			1,993,485
		Iron/Steel: 0.1%
4,300		Nucor Corp.	227,728
3,490		United States Steel Corp.	138,797
			366,525
		Leisure Time: 0.2%
1,450		Brunswick Corp.	62,408
8,450		Carnival Corp.	447,005
4,700		Harley-Davidson, Inc.	230,441
3,400		Sabre Holdings Corp.	68,238
			808,092
		Lodging: 0.2%
1,430		Harrah’s Entertainment, Inc.	102,688
8,100		Hilton Hotels Corp.	196,263
6,130		Marriott Intl., Inc.	414,021
3,500		Starwood Hotels & Resorts Worldwide, Inc.	195,895
			908,867
		Machinery-Diversified: 0.1%
1,200		Cummins, Inc.	81,540
1,900		Deere & Co.	125,685
5,000		Rockwell Automation, Inc.	256,850
			464,075
		Media: 0.9%
34,500	@	Comcast Corp.	1,110,900
2,000		Gannett Co., Inc.	148,920
6,800		McGraw-Hill Cos., Inc.	296,888
1,050		Meredith Corp.	52,080
2,200		New York Times Co.	69,014
4,650		News Corp. — Class A	75,005
71,650	@	Time Warner, Inc.	1,246,709
500		Tribune Co.	18,090
13,650		Viacom, Inc.	468,059
31,950		Walt Disney Co.	876,708
			4,362,373
		Mining: 0.1%
2,800		Freeport-McMoRan Copper & Gold, Inc.	98,840
2,450		Phelps Dodge Corp.	214,130
			312,970
		Miscellaneous Manufacturing: 2.2%
20,600		3M Co.	1,578,989
1,700		Cooper Industries Ltd.	117,198
4,450		Danaher Corp.	245,329
3,450		Dover Corp.	130,652
5,270		Eastman Kodak Co.	138,496
2,200		Eaton Corp.	131,670
162,950		General Electric Co.	5,944,415
22,700		Honeywell Intl., Inc.	822,420
4,300		Illinois Tool Works, Inc.	363,049
3,050	@@	Ingersoll-Rand Co. Ltd.	236,101
1,350		ITT Industries, Inc.	128,250
1,800		Pall Corp.	52,542
3,130		Textron, Inc.	241,918
15,450	@@	Tyco Intl., Ltd.	446,968
			10,577,997
		Office/Business Equipment: 0.1%
4,400		Pitney Bowes, Inc.	196,284
15,100	@	Xerox Corp.	204,907
			401,191
		Oil and Gas: 3.4%
1,760		Amerada Hess Corp.	163,416
3,050		Anadarko Petroleum Corp.	230,885
4,100		Apache Corp.	240,916
9,800		Burlington Resources, Inc.	496,664
41,200		ChevronTexaco Corp.	2,215,735
9,000		ConocoPhillips	970,560
12,400		Devon Energy Corp.	569,160
3,400		EOG Resources, Inc.	169,626
165,100		Exxon Mobil Corp.	9,278,619

See Accompanying Notes to Financial Statements

81

Shares			Value
		Oil and Gas (continued)
2,150		Kerr-McGee Corp.	$158,799
6,900		Marathon Oil Corp.	334,581
400		Noble Corp.	22,648
7,240		Occidental Petroleum Corp.	529,316
1,800		Sunoco, Inc.	184,626
4,450	@	Transocean, Inc.	221,655
4,950		Unocal Corp.	282,101
6,500		Valero Energy Corp.	446,030
			16,515,337
		Oil and Gas Services: 0.1%
1,950		Baker Hughes, Inc.	90,071
450		BJ Services Co.	22,658
6,400		Halliburton Co.	273,535
2,550	@	National-Oilwell Varco, Inc.	114,750
			501,014
		Packaging and Containers: 0.1%
2,600		Ball Corp.	97,630
1,400		Bemis Co.	38,024
2,550	@	Pactiv Corp.	58,268
1,400	@	Sealed Air Corp.	72,506
			266,428
		Pharmaceuticals: 1.9%
2,400		Abbott Laboratories	115,776
2,250		Allergan, Inc.	173,948
3,190		AmerisourceBergen Corp.	205,978
30,600		Bristol-Myers Squibb Co.	776,016
13,220		Cardinal Health, Inc.	765,835
11,940	@	Caremark Rx, Inc.	533,240
1,400	@	Express Scripts, Inc.	129,346
2,700	@	Forest Laboratories, Inc.	104,166
6,100	@	Gilead Sciences, Inc.	248,880
3,200	@	Hospira, Inc.	121,856
5,100	@	King Pharmaceuticals, Inc.	48,246
4,448	@	Medco Health Solutions, Inc.	222,400
37,400		Merck & Co., Inc.	1,213,256
114,420		Pfizer, Inc.	3,192,317
23,350		Schering-Plough Corp.	455,325
20,650		Wyeth	895,591
			9,202,176
		Pipelines: 0.1%
3,700		El Paso Corp.	38,258
1,650		Kinder Morgan, Inc.	128,222
8,000		Williams Cos., Inc.	147,280
			313,760
		Real Estate Investment Trusts: 0.1%
1,550		Apartment Investment & Management Co.	57,505
1,550		Archstone-Smith Trust	57,071
6,200		Equity Office Properties Trust	201,438
4,350		Equity Residential	156,165
1,700		Simon Property Group, Inc.	116,824
			589,003
		Retail: 2.6%
350	@	Autonation, Inc.	7,000
4,950	@	Bed Bath & Beyond, Inc.	201,218
8,700		Best Buy Co., Inc.	473,541
2,850		Circuit City Stores, Inc.	46,712
7,550		Costco Wholesale Corp.	342,921
3,100		CVS Corp.	170,035
3,950		Darden Restaurants, Inc.	128,296
2,130		Dillard’s, Inc.	50,950
1,350		Family Dollar Stores, Inc.	34,655
4,500		Federated Department Stores, Inc.	303,525
19,970		Gap, Inc.	419,370
58,990		Home Depot, Inc.	2,321,256
7,850		J.C. Penney Co., Inc. Holding Co.	390,616
2,550	@	Kohl’s Corp.	124,160
600		Limited Brands, Inc.	12,342
6,040		Lowe’s Cos., Inc.	345,548
450		May Department Stores Co.	17,172
20,000		McDonald’s Corp.	618,799
3,350		Nordstrom, Inc.	204,484
4,900	@	Office Depot, Inc.	96,628
2,920	@	Sears Holdings Corp.	428,364
22,635		Staples, Inc.	487,332
6,850	@	Starbucks Corp.	375,038
15,750		Target Corp.	845,774
6,900		TJX Cos., Inc.	158,217
3,450	@	Toys ‘R’ Us, Inc.	90,390
52,100		Wal-Mart Stores, Inc.	2,460,682
31,160		Walgreen Co.	1,412,793
1,850		Wendy’s Intl., Inc.	83,491
4,950		Yum! Brands, Inc.	253,886
			12,905,195
		Savings and Loans: 0.2%
4,800		Golden West Financial Corp.	300,576
14,000		Washington Mutual, Inc.	578,200
			878,776
		Semiconductors: 1.4%
5,000	@	Altera Corp.	110,950
6,100		Analog Devices, Inc.	226,188
24,500		Applied Materials, Inc.	402,045
4,450	@	Broadcom Corp.	157,931
1,420	@	Freescale Semiconductor, Inc.	28,684
160,950		Intel Corp.	4,334,383
700		KLA-Tencor Corp.	31,787
4,700		Linear Technology Corp.	176,109
2,500		Maxim Integrated Products, Inc.	98,500
6,050		National Semiconductor Corp.	121,726
2,500	@	Novellus Systems, Inc.	66,625
2,950	@	Nvidia Corp.	80,211
1,800	@	QLogic Corp.	57,636
27,750		Texas Instruments, Inc.	767,010
			6,659,785
		Software: 1.8%
13,200		Adobe Systems, Inc.	436,392
6,100		Autodesk, Inc.	241,438
8,550		Automatic Data Processing, Inc.	374,490
4,680	@	BMC Software, Inc.	79,654
2,650	@	Citrix Systems, Inc.	66,674
7,850		Computer Associates Intl., Inc.	214,070
9,500	@	Compuware Corp.	65,075
4,900	@	Electronic Arts, Inc.	257,446
12,328		First Data Corp.	466,368
2,750	@	Fiserv, Inc.	118,250
3,650		IMS Health, Inc.	89,608
3,450	@	Intuit, Inc.	149,109
1,650	@	Mercury Interactive Corp.	74,448
155,550		Microsoft Corp.	4,013,189
6,400	@	Novell, Inc.	37,440
136,850	@	Oracle Corp.	1,754,417
7,450	@	Siebel Systems, Inc.	68,689
5,800	@	Veritas Software Corp.	144,246
			8,651,003
		Telecommunications: 2.0%
5,200		Alltel Corp.	302,484
15,390		AT&T Corp.	289,178
7,150	@	Avaya, Inc.	65,423
16,050		BellSouth Corp.	429,498
3,250		CenturyTel, Inc.	106,568
111,550	@	Cisco Systems, Inc.	2,161,838
600		Citizens Communications Co.	8,184

See Accompanying Notes to Financial Statements

82

Shares			Value
		Telecommunications (continued)
4,300	@	Comverse Technology, Inc.	$101,179
2,250	@	Corning, Inc.	35,280
65,400		Motorola, Inc.	1,135,998
19,650	@	Nextel Communications, Inc.	593,037
26,550		QUALCOMM, Inc.	989,253
63,600		SBC Communications, Inc.	1,486,968
3,850		Scientific-Atlanta, Inc.	128,205
12,900		Sprint Corp.	305,601
7,550	@	Tellabs, Inc.	62,061
48,350		Verizon Communications, Inc.	1,710,622
			9,911,377
		Textiles: 0.0%
2,350		Cintas Corp.	94,870
			94,870
		Toys/Games/Hobbies: 0.0%
4,400		Hasbro, Inc.	88,792
6,550		Mattel, Inc.	119,079
			207,871
		Transportation: 0.6%
6,050		Burlington Northern Santa Fe Corp.	298,991
6,590		CSX Corp.	274,012
5,100		FedEx Corp.	456,042
6,250		Norfolk Southern Corp.	199,500
1,200		Ryder System, Inc.	44,088
4,450		Union Pacific Corp.	297,972
17,750		United Parcel Service, Inc.	1,307,288
			2,877,893
		Total Common Stock (Cost $137,285,323)	180,649,350

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.9%
		Federal Home Loan Bank: 55.9%
$300,000,000		4.000%, due 10/05/07	$273,618,900
		Total U.S. Government Agency Obligations (Cost $278,577,160)	273,618,900

U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury STRIP: 7.2%
38,181,000		3.620%, due 08/15/07	35,299,213
		Total U.S. Treasury Obligations (Cost $35,165,086)	35,299,213

		Total Long-Term Investments (Cost $451,027,569)	489,567,463

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
1,425,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,425,120 to be received upon repurchase (Collateralized by $1,476,000 Federal Home Loan Mortgage Corporation 3.250%, Market Value plus accrued interest $1,453,980, due 03/14/08)	1,425,000
		Total Short-Term Investments (Cost $1,425,000)	1,425,000

	Total Investments In Securities (Cost $452,452,569)*	100.3%	$490,992,463
	Other Assets and Liabilities-Net	(0.3)	(1,682,355)
	Net Assets	100.0%	$489,310,108

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $455,796,779. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,857,999
Gross Unrealized Depreciation	(5,662,315)
Net Unrealized Appreciation	$35,195,684

See Accompanying Notes to Financial Statements

83

ING PRINCIPAL PROTECTION FUND V

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 29.4%
		Advertising: 0.1%
2,150	@	Interpublic Group of Cos., Inc.	$26,531
3,250		Omnicom Group, Inc.	266,143
			292,674
		Aerospace/Defense: 0.6%
8,350		Boeing Co.	533,565
2,200		General Dynamics Corp.	237,556
300		Goodrich Corp.	12,558
550		L-3 Communications Holdings, Inc.	38,929
7,950		Lockheed Martin Corp.	515,876
4,000		Northrop Grumman Corp.	222,880
5,150		Raytheon Co.	201,674
1,800		Rockwell Collins, Inc.	88,902
5,700		United Technologies Corp.	608,190
			2,460,130
		Agriculture: 0.5%
20,800		Altria Group, Inc.	1,396,512
12,320		Archer-Daniels-Midland Co.	244,552
5,300		Monsanto Co.	302,100
1,150		Reynolds American, Inc.	95,347
1,650		UST, Inc.	73,524
			2,112,035
		Apparel: 0.2%
7,300	@	Coach, Inc.	211,992
1,260		Jones Apparel Group, Inc.	40,207
1,750		Liz Claiborne, Inc.	65,713
4,550		Nike, Inc.	374,009
500		Reebok Intl., Ltd.	20,355
1,960		VF Corp.	110,603
			822,879
		Auto Manufacturers: 0.1%
20,680		Ford Motor Co.	206,386
1,725		PACCAR, Inc.	122,044
			328,430
		Auto Parts and Equipment: 0.0%
2,000	@	Goodyear Tire & Rubber Co.	28,780
1,950		Johnson Controls, Inc.	110,487
			139,267
		Banks: 1.9%
4,600		AmSouth Bancorporation	122,636
68,654		Bank of America Corp.	3,180,052
2,750		BB&T Corp.	109,835
2,500		Comerica, Inc.	139,700
1,600		Compass Bancshares, Inc.	71,312
600		First Horizon National Corp.	25,338
250		Huntington Bancshares, Inc.	5,830
6,900		KeyCorp	226,044
1,250		M & T Bank Corp.	127,675
2,700		Marshall & Ilsley Corp.	117,477
2,150		Mellon Financial Corp.	59,684
6,000		National City Corp.	207,360
4,825		North Fork Bancorporation, Inc.	131,530
2,000		Northern Trust Corp.	91,840
3,150		PNC Financial Services Group, Inc.	172,148
3,350		State Street Corp.	160,800
3,400		SunTrust Banks, Inc.	250,274
1,553		Synovus Financial Corp.	45,146
8,300		The Bank of New York Co., Inc.	239,206
21,100		U.S. Bancorp	618,863
15,899		Wachovia Corp.	806,873
8,450		Wells Fargo & Co.	510,465
1,050		Zions Bancorporation	74,382
			7,494,470
		Beverages: 0.9%
3,900		Anheuser-Busch Cos., Inc.	182,715
1,780		Brown-Forman Corp.	106,124
38,650		Coca-Cola Co.	1,724,949
3,550		Coca-Cola Enterprises, Inc.	77,674
550		Molson Coors Brewing Co.	32,159
2,650		Pepsi Bottling Group, Inc.	75,181
28,650		PepsiCo, Inc.	1,611,848
			3,810,650
		Biotechnology: 0.2%
12,600	@	Amgen, Inc.	788,507
2,850	@	Genzyme Corp.	177,812
450	@	Millipore Corp.	23,171
			989,490
		Building Materials: 0.1%
2,900		American Standard Cos., Inc.	124,120
5,100		Masco Corp.	163,302
1,300		Vulcan Materials Co.	77,909
			365,331
		Chemicals: 0.5%
2,800		Air Products & Chemicals, Inc.	168,644
250		Ashland, Inc.	17,075
16,300		Dow Chemical Co.	738,226
10,050		E.I. du Pont de Nemours & Co.	467,425
1,100		Eastman Chemical Co.	64,658
600		Engelhard Corp.	17,640
1,000	@	Hercules, Inc.	13,860
1,000		International Flavors & Fragrances, Inc.	37,090
3,250		PPG Industries, Inc.	212,518
3,250		Praxair, Inc.	152,328
2,850		Rohm & Haas Co.	132,953
1,600		Sherwin-Williams Co.	71,120
700		Sigma-Aldrich Corp.	41,937
			2,135,474
		Commercial Services: 0.3%
17,850		Cendant Corp.	378,598
2,150		Equifax, Inc.	74,584
1,850		H&R Block, Inc.	92,352
5,750		McKesson Corp.	231,552
2,800		Moody’s Corp.	121,156
6,000		Paychex, Inc.	173,280
2,950		R.R. Donnelley & Sons Co.	98,088
2,350		Robert Half Intl., Inc.	58,609
			1,228,219
		Computers: 1.5%
16,240	@	Apple Computer, Inc.	644,890
2,700	@	Computer Sciences Corp.	125,037
48,960	@	Dell, Inc.	1,953,013
2,550		Electronic Data Systems Corp.	50,235
41,150	@	EMC Corp.	578,569
29,100		Hewlett-Packard Co.	655,041
16,250		International Business Machines Corp.	1,227,688
1,250	@	Lexmark Intl., Inc.	85,550
2,300	@	NCR Corp.	84,249
7,240	@	Network Appliance, Inc.	208,222
62,850	@	Sun Microsystems, Inc.	239,459
3,300	@	Sungard Data Systems, Inc.	114,543
3,000	@	Unisys Corp.	21,720
			5,988,216

See Accompanying Notes to Financial Statements

84

Shares			Value
		Cosmetics/Personal Care: 0.7%
1,200		Alberto-Culver Co.	$53,196
450		Avon Products, Inc.	17,883
6,200		Colgate-Palmolive Co.	309,814
9,950		Gillette Co.	524,763
5,250		Kimberly-Clark Corp.	337,733
27,900		Procter & Gamble Co.	1,538,685
			2,782,074
		Distribution/Wholesale: 0.0%
2,300		Genuine Parts Co.	98,808
1,050		W.W. Grainger, Inc.	57,110
			155,918
		Diversified Financial Services: 1.8%
12,850		American Express Co.	691,972
2,240		Bear Stearns Cos., Inc.	221,850
2,450		Capital One Financial Corp.	184,730
2,850		Charles Schwab Corp.	32,319
3,550		CIT Group, Inc.	150,591
26,250		Citigroup, Inc.	1,236,637
6,448		Countrywide Financial Corp.	239,672
4,950	@	E*TRADE Financial Corp.	61,133
9,750		Fannie Mae	577,590
100		Federated Investors, Inc.	2,961
2,000		Franklin Resources, Inc.	144,280
6,900		Freddie Mac	448,776
4,950		Goldman Sachs Group, Inc.	482,625
5,460		Lehman Brothers Holdings, Inc.	503,412
13,650		MBNA Corp.	287,879
9,350		Merrill Lynch & Co., Inc.	507,331
18,850		Morgan Stanley	922,895
5,400	@	Providian Financial Corp.	96,228
4,700		SLM Corp.	226,869
600		T. Rowe Price Group, Inc.	35,796
			7,055,546
		Electric: 0.9%
7,250	@	AES Corp.	107,953
1,550	@	Allegheny Energy, Inc.	37,479
1,100		Ameren Corp.	60,038
4,300		American Electric Power Co., Inc.	153,467
3,300		CenterPoint Energy, Inc.	40,458
1,050		Cinergy Corp.	43,292
3,150	@	CMS Energy Corp.	41,675
2,550		Consolidated Edison, Inc.	116,051
2,000		Constellation Energy Group, Inc.	106,900
3,750		Dominion Resources, Inc.	263,663
900		DTE Energy Co.	42,786
11,550		Duke Energy Corp.	317,393
4,420		Edison Intl	162,435
2,400		Entergy Corp.	172,392
7,600		Exelon Corp.	356,059
3,800		FirstEnergy Corp.	168,340
4,900		FPL Group, Inc.	199,185
1,500		NiSource, Inc.	36,150
4,150		PG&E Corp.	148,446
2,600		PPL Corp.	149,526
650		Progress Energy, Inc.	28,750
2,400		Public Service Enterprise Group, Inc.	133,200
7,500		Southern Co.	254,625
2,950		TECO Energy, Inc.	52,156
4,150		TXU Corp.	333,161
1,000		Xcel Energy, Inc.	18,430
			3,544,010
		Electrical Components and Equipment: 0.1%
4,600		Emerson Electric Co.	305,762
			305,762
		Electronics: 0.1%
4,750	@	Agilent Technologies, Inc.	114,047
1,550		Applera Corp. — Applied Biosystems Group	33,186
300	@	Fisher Scientific Intl., Inc.	18,738
1,950	@	Jabil Circuit, Inc.	56,999
300		Parker Hannifin Corp.	18,099
2,300		PerkinElmer, Inc.	43,999
11,750	@	Solectron Corp.	42,888
750		Tektronix, Inc.	17,003
2,700	@	Thermo Electron Corp.	71,063
600	@	Waters Corp.	23,310
			439,332
		Engineering and Construction: 0.0%
100		Fluor Corp.	5,745
			5,745
		Environmental Control: 0.0%
5,700		Waste Management, Inc.	168,093
			168,093
		Food: 0.4%
950		Albertson’s, Inc.	19,941
3,250		Campbell Soup Co.	100,848
5,850		ConAgra Foods, Inc.	152,978
4,250		General Mills, Inc.	210,374
3,950		H.J. Heinz Co.	143,662
2,200		Hershey Foods Corp.	141,262
4,100		Kellogg Co.	186,508
3,650	@	Kroger Co.	61,211
1,300		McCormick & Co., Inc.	43,992
5,050	@	Safeway, Inc.	111,151
8,000		Sara Lee Corp.	162,320
2,450		SUPERVALU, Inc.	80,262
3,350		Wm. Wrigley Jr. Co.	228,704
			1,643,213
		Forest Products and Paper: 0.1%
2,650		Georgia-Pacific Corp.	87,821
500		International Paper Co.	16,105
1,650		Louisiana-Pacific Corp.	41,547
2,700		MeadWestvaco Corp.	77,436
2,100		Plum Creek Timber Co., Inc.	73,605
1,500		Temple-Inland, Inc.	53,580
250		Weyerhaeuser Co.	16,038
			366,132
		Gas: 0.1%
1,750		KeySpan Corp.	69,545
400		Nicor, Inc.	15,800
4,350		Sempra Energy	172,565
			257,910
		Hand/Machine Tools: 0.1%
1,570		Black & Decker Corp.	137,092
300		Snap-On, Inc.	10,353
1,400		Stanley Works	62,454
			209,899
		Healthcare-Products: 1.2%
750		Bausch & Lomb, Inc.	58,568
6,200		Baxter Intl., Inc.	228,780
5,020		Becton Dickinson & Co.	288,399
2,550		Biomet, Inc.	96,110
7,620	@	Boston Scientific Corp.	206,426
1,200		C.R. Bard, Inc.	81,900

See Accompanying Notes to Financial Statements

85

Shares			Value

		Healthcare-Products (continued)
6,430		Guidant Corp.	$475,113
32,900		Johnson & Johnson	2,207,589
12,150		Medtronic, Inc.	653,062
3,850	@	St. Jude Medical, Inc.	154,462
2,500	@	Zimmer Holdings, Inc.	191,450
			4,641,859
		Healthcare-Services: 0.7%
5,700		Aetna, Inc.	444,657
4,150		HCA, Inc.	224,100
2,750	@	Humana, Inc.	99,990
1,500	@	Laboratory Corp. of America Holdings	72,675
450		Quest Diagnostics, Inc.	47,250
25,400		UnitedHealth Group, Inc.	1,233,932
6,060	@	WellPoint, Inc.	805,980
			2,928,584
		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	47,952
350		Whirlpool Corp.	24,080
			72,032
		Household Products/Wares: 0.1%
500		Avery Dennison Corp.	26,225
2,900		Clorox Co.	169,389
1,500		Fortune Brands, Inc.	129,750
			325,364
		Housewares: 0.0%
2,950		Newell Rubbermaid, Inc.	67,231
			67,231
		Insurance: 1.6%
4,850	@@	ACE Ltd.	209,617
5,050		AFLAC, Inc.	209,828
11,600		Allstate Corp.	675,119
1,350		AMBAC Financial Group, Inc.	97,403
26,150		American Intl. Group, Inc.	1,452,632
3,750		Aon Corp.	93,488
3,790		Chubb Corp.	319,232
2,590		CIGNA Corp.	251,878
1,984		Cincinnati Financial Corp.	78,308
3,250		Hartford Financial Services Group, Inc.	243,068
1,350		Jefferson-Pilot Corp.	68,040
1,750		Lincoln National Corp.	79,678
1,750		Loews Corp.	131,775
1,400		MBIA, Inc.	78,302
14,630		MetLife, Inc.	652,497
1,650		MGIC Investment Corp.	101,211
3,000		Principal Financial Group	119,670
4,010		Progressive Corp.	385,240
8,860		Prudential Financial, Inc.	560,926
2,200		Safeco Corp.	118,382
3,350		St. Paul Travelers Cos., Inc.	126,898
1,550		Torchmark Corp.	81,763
2,900		UnumProvident Corp.	53,244
2,730	@@	XL Capital Ltd.	205,514
			6,393,713
		Internet: 0.3%
12,450	@	eBay, Inc.	473,225
1,550	@	Monster Worldwide, Inc.	40,889
13,850	@	Symantec Corp.	313,149
13,100	@	Yahoo!, Inc.	487,319
			1,314,582
		Iron/Steel: 0.1%
1,400		Allegheny Technologies, Inc.	29,764
2,800		Nucor Corp.	148,288
2,240		United States Steel Corp.	89,085
			267,137
		Leisure Time: 0.1%
1,050		Brunswick Corp.	45,192
5,400		Carnival Corp.	285,660
3,750		Harley-Davidson, Inc.	183,863
2,400		Sabre Holdings Corp.	48,168
			562,883
		Lodging: 0.2%
1,250		Harrah’s Entertainment, Inc.	89,763
4,000		Hilton Hotels Corp.	96,920
3,990		Marriott Intl., Inc.	269,484
2,950		Starwood Hotels & Resorts Worldwide, Inc.	165,112
			621,279
		Machinery-Diversified: 0.1%
750		Cummins, Inc.	50,963
1,250		Deere & Co.	82,688
3,100		Rockwell Automation, Inc.	159,246
			292,897
		Media: 0.7%
22,550	@	Comcast Corp.	726,110
1,300		Gannett Co., Inc.	96,798
4,900		McGraw-Hill Cos., Inc.	213,934
750		Meredith Corp.	37,200
150		New York Times Co.	4,706
2,950		News Corp. — Class A	47,584
46,800	@	Time Warner, Inc.	814,319
300		Tribune Co.	10,854
8,750		Viacom, Inc.	300,038
20,850		Walt Disney Co.	572,124
			2,823,667
		Mining: 0.1%
1,800		Freeport-McMoRan Copper & Gold, Inc.	63,540
1,890		Phelps Dodge Corp.	165,186
			228,726
		Miscellaneous Manufacturing: 1.7%
13,200		3M Co.	1,011,779
1,150		Cooper Industries Ltd.	79,281
2,750		Danaher Corp.	151,608
2,050		Dover Corp.	77,634
2,960		Eastman Kodak Co.	77,789
2,100		Eaton Corp.	125,685
106,650		General Electric Co.	3,890,591
14,550		Honeywell Intl., Inc.	527,146
2,750		Illinois Tool Works, Inc.	232,183
1,750	@@	Ingersoll-Rand Co. Ltd.	135,468
1,000		ITT Industries, Inc.	95,000
1,200		Pall Corp.	35,028
2,250		Textron, Inc.	173,903
10,100	@@	Tyco Intl., Ltd.	292,192
			6,905,287
		Office/ Business Equipment: 0.1%
2,300		Pitney Bowes, Inc.	102,603
9,650	@	Xerox Corp.	130,951
			233,554
		Oil and Gas: 2.7%
700		Amerada Hess Corp.	64,995
1,950		Anadarko Petroleum Corp.	147,615

See Accompanying Notes to Financial Statements

86

Shares			Value
		Oil and Gas (continued)
2,420		Apache Corp.	$142,199
6,350		Burlington Resources, Inc.	321,818
27,200		ChevronTexaco Corp.	1,462,815
5,650		ConocoPhillips	609,296
8,100		Devon Energy Corp.	371,790
1,750		EOG Resources, Inc.	87,308
107,950		Exxon Mobil Corp.	6,066,789
1,200		Kerr-McGee Corp.	88,632
4,520		Marathon Oil Corp.	219,175
300		Noble Corp.	16,986
5,200		Occidental Petroleum Corp.	380,172
950		Sunoco, Inc.	97,442
2,400	@	Transocean, Inc.	119,544
3,100		Unocal Corp.	176,669
4,000		Valero Energy Corp.	274,480
			10,647,725
		Oil and Gas Services: 0.1%
250		Baker Hughes, Inc.	11,548
350		BJ Services Co.	17,623
3,750		Halliburton Co.	160,274
650	@	National-Oilwell Varco, Inc.	29,250
			218,695

		Packaging and Containers: 0.0%
1,200		Ball Corp.	45,060
1,000		Bemis Co.	27,160
740	@	Pactiv Corp.	16,909
1,000	@	Sealed Air Corp.	51,790
			140,919

		Pharmaceuticals: 1.5%
1,550		Abbott Laboratories	74,772
1,650		Allergan, Inc.	127,562
2,000		AmerisourceBergen Corp.	129,140
19,650		Bristol-Myers Squibb Co.	498,324
8,600		Cardinal Health, Inc.	498,198
8,800	@	Caremark Rx, Inc.	393,008
900	@	Express Scripts, Inc.	83,151
1,750	@	Forest Laboratories, Inc.	67,515
4,850	@	Gilead Sciences, Inc.	197,880
2,400	@	Hospira, Inc.	91,392
3,980	@	King Pharmaceuticals, Inc.	37,651
2,760	@	Medco Health Solutions, Inc.	138,000
24,450		Merck & Co., Inc.	793,157
75,040		Pfizer, Inc.	2,093,615
14,850		Schering-Plough Corp.	289,575
13,450		Wyeth	583,327
			6,096,267
		Pipelines: 0.0%
2,350		El Paso Corp.	24,299
800		Kinder Morgan, Inc.	62,168
4,650		Williams Cos., Inc.	85,607
			172,074
		Real Estate Investment Trusts: 0.1%
1,150		Apartment Investment & Management Co.	42,665
1,000		Archstone-Smith Trust	36,820
4,050		Equity Office Properties Trust	131,585
2,850		Equity Residential	102,315
1,100		Simon Property Group, Inc.	75,592
			388,977

		Retail: 2.1%
200	@	Autonation, Inc.	4,000
3,400	@	Bed Bath & Beyond, Inc.	138,210
5,910		Best Buy Co., Inc.	321,681
3,050		Circuit City Stores, Inc.	49,990
5,400		Costco Wholesale Corp.	245,268
2,000		CVS Corp.	109,700
2,800		Darden Restaurants, Inc.	90,944
1,390		Dillard’s, Inc.	33,249
850		Family Dollar Stores, Inc.	21,820
2,950		Federated Department Stores, Inc.	198,978
14,390		Gap, Inc.	302,190
38,200		Home Depot, Inc.	1,503,169
4,750		J.C. Penney Co., Inc. Holding Co.	236,360
1,650	@	Kohl’s Corp.	80,339
400		Limited Brands, Inc.	8,228
3,930		Lowe’s Cos., Inc.	224,835
1,500		May Department Stores Co.	57,240
13,000		McDonald’s Corp.	402,220
2,200		Nordstrom, Inc.	134,288
4,600	@	Office Depot, Inc.	90,712
1,880	@	Sears Holdings Corp.	275,796
14,010		Staples, Inc.	301,635
4,500	@	Starbucks Corp.	246,375
10,050		Target Corp.	539,685
5,650		TJX Cos., Inc.	129,555
2,200	@	Toys “R” Us, Inc.	57,640
34,100		Wal-Mart Stores, Inc.	1,610,542
19,850		Walgreen Co.	899,998
1,170		Wendy’s Intl., Inc.	52,802
3,250		Yum! Brands, Inc.	166,693
			8,534,142
		Savings and Loans: 0.1%
2,850		Golden West Financial Corp.	178,467
9,300		Washington Mutual, Inc.	384,090
			562,557
		Semiconductors: 1.1%
3,750	@	Altera Corp.	83,213
4,200		Analog Devices, Inc.	155,736
16,800		Applied Materials, Inc.	275,688
2,900	@	Broadcom Corp.	102,921
1,035	@	Freescale Semiconductor, Inc.	20,907
105,150		Intel Corp.	2,831,689
500		KLA-Tencor Corp.	22,705
3,500		Linear Technology Corp.	131,145
1,600		Maxim Integrated Products, Inc.	63,040
3,850		National Semiconductor Corp.	77,462
1,750	@	Novellus Systems, Inc.	46,638
2,100	@	Nvidia Corp.	57,099
1,300	@	QLogic Corp.	41,626
17,300		Texas Instruments, Inc.	478,172
			4,388,041
		Software: 1.4%
9,600		Adobe Systems, Inc.	317,376
4,560		Autodesk, Inc.	180,485
5,850		Automatic Data Processing, Inc.	256,230
3,600	@	BMC Software, Inc.	61,272
1,550	@	Citrix Systems, Inc.	38,998
6,350		Computer Associates Intl., Inc.	173,165
5,850	@	Compuware Corp.	40,073
3,450	@	Electronic Arts, Inc.	181,263
7,990		First Data Corp.	302,262
1,950	@	Fiserv, Inc.	83,850
2,300		IMS Health, Inc.	56,465
2,450	@	Intuit, Inc.	105,889
1,150	@	Mercury Interactive Corp.	51,888
101,800		Microsoft Corp.	2,626,439
3,800	@	Novell, Inc.	22,230
87,000	@	Oracle Corp.	1,115,339

See Accompanying Notes to Financial Statements

87

Shares			Value
		Software (continued)
5,700	@	Siebel Systems, Inc.	$52,554
4,750	@	Veritas Software Corp.	118,133
			5,783,911
		Telecommunications: 1.6%
3,400		Alltel Corp.	197,778
11,350		AT&T Corp.	213,267
4,600	@	Avaya, Inc.	42,090
10,400		BellSouth Corp.	278,304
2,100		CenturyTel, Inc.	68,859
71,300	@	Cisco Systems, Inc.	1,381,793
400		Citizens Communications Co.	5,456
2,700	@	Comverse Technology, Inc.	63,531
1,450	@	Corning, Inc.	22,736
41,950		Motorola, Inc.	728,672
12,800	@	Nextel Communications, Inc.	386,304
16,550		QUALCOMM, Inc.	616,653
41,200		SBC Communications, Inc.	963,256
2,650		Scientific-Atlanta, Inc.	88,245
8,400		Sprint Corp.	198,996
4,400	@	Tellabs, Inc.	36,168
31,400		Verizon Communications, Inc.	1,110,931
			6,403,039
		Textiles: 0.0%
1,800		Cintas Corp.	72,666
			72,666
		Toys/ Games/ Hobbies: 0.0%
3,050		Hasbro, Inc.	61,549
4,250		Mattel, Inc.	77,265
			138,814
		Transportation: 0.5%
4,150		Burlington Northern Santa Fe Corp.	205,093
4,270		CSX Corp.	177,547
3,300		FedEx Corp.	295,086
4,750		Norfolk Southern Corp.	151,620
500		Ryder System, Inc.	18,370
3,050		Union Pacific Corp.	204,228
11,250		United Parcel Service, Inc.	828,562
			1,880,506
		Total Common Stock (Cost $113,149,961)	118,208,027

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.4%
	Federal National Mortgage Association: 58.4%
$260,000,000	3.910%, due 01/22/08	$234,884,000
	Total U.S. Government Agency Obligations (Cost $238,439,498)	234,884,000
U.S. TREASURY OBLIGATIONS: 12.0%
	U.S. Treasury STRIP: 12.0%
52,917,000	United States Treasury Strip Principal, 3.640%, due 11/15/07	48,466,363
	Total U.S. Treasury Obligations (Cost $48,338,397)	48,466,363
	Total Long-Term Investments (Cost $399,927,856)	401,558,390

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
1,981,000	Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,981,187 to be received upon repurchase (Collateralized by $2,052,000 Federal Home Loan Mortgage Corporation, 3.250%, Market Value plus accrued interest $2,021,387, due 03/14/08)	1,981,000
	Total Short-Term Investments (Cost $1,981,000)	1,981,000
Total Investments In Securities (Cost $401,908,856)*	100.3%	$403,539,390
Other Assets and Liabilities-Net	(0.3)	(1,103,661)
Net Assets	100.0%	$402,435,729

@                    Non-income producing security

@@                Foreign issuer

STRIP             Separate Trading of Registered Interest and Principal of Securities

*                      Cost for federal income tax purposes is $405,487,871. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,448,373
Gross Unrealized Depreciation	(6,396,854)
Net Unrealized Appreciation	$(1,948,481)

See Accompanying Notes to Financial Statements

88

ING PRINCIPAL PROTECTION FUND VI

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 27.0%
		Advertising: 0.1%
1,850	@	Interpublic Group of Cos., Inc.	$22,829
2,750		Omnicom Group, Inc.	225,198
			248,027
		Aerospace/ Defense: 0.5%
7,050		Boeing Co.	450,495
1,850		General Dynamics Corp.	199,763
100		Goodrich Corp.	4,186
500		L-3 Communications Holdings, Inc.	35,390
6,670		Lockheed Martin Corp.	432,816
3,000		Northrop Grumman Corp.	167,160
3,850		Raytheon Co.	150,766
1,650		Rockwell Collins, Inc.	81,494
4,800		United Technologies Corp.	512,160
			2,034,230
		Agriculture: 0.5%
17,550		Altria Group, Inc.	1,178,307
10,390		Archer-Daniels-Midland Co.	206,242
4,440		Monsanto Co.	253,080
1,000		Reynolds American, Inc.	82,910
1,400		UST, Inc.	62,384
			1,782,923
		Apparel: 0.2%
6,350	@	Coach, Inc.	184,404
1,050		Jones Apparel Group, Inc.	33,506
1,600		Liz Claiborne, Inc.	60,080
3,500		Nike, Inc.	287,699
500		Reebok Intl., Ltd.	20,355
1,650		VF Corp.	93,110
			679,154
		Auto Manufacturers: 0.1%
17,450		Ford Motor Co.	174,151
1,475		PACCAR, Inc.	104,356
			278,507
		Auto Parts and Equipment: 0.0%
1,650	@	Goodyear Tire & Rubber Co.	23,744
1,650		Johnson Controls, Inc.	93,489
			117,233
		Banks: 1.7%
2,650		AmSouth Bancorporation	70,649
57,804		Bank of America Corp.	2,677,480
2,300		BB&T Corp.	91,862
2,600		Comerica, Inc.	145,288
1,350		Compass Bancshares, Inc.	60,170
500		First Horizon National Corp.	21,115
200		Huntington Bancshares, Inc.	4,664
5,350		KeyCorp	175,266
850		M & T Bank Corp.	86,819
2,300		Marshall & Ilsley Corp.	100,073
1,800		Mellon Financial Corp.	49,968
5,050		National City Corp.	174,528
3,975		North Fork Bancorporation, Inc.	108,359
1,700		Northern Trust Corp.	78,064
2,800		PNC Financial Services Group, Inc.	153,020
2,800		State Street Corp.	134,400
2,900		SunTrust Banks, Inc.	213,469
1,315		Synovus Financial Corp.	38,227
6,600		The Bank of New York Co., Inc.	190,212

17,300		U.S. Bancorp	507,409
13,381		Wachovia Corp.	679,085
7,100		Wells Fargo & Co.	428,911
850		Zions Bancorporation	60,214
			6,249,252
		Beverages: 0.9%
3,300		Anheuser-Busch Cos., Inc.	154,605
1,490		Brown-Forman Corp.	88,834
32,500		Coca-Cola Co.	1,450,474
1,500		Coca-Cola Enterprises, Inc.	32,820
900		Molson Coors Brewing Co.	52,623
2,450		Pepsi Bottling Group, Inc.	69,507
24,100		PepsiCo, Inc.	1,355,866
			3,204,729
		Biotechnology: 0.2%
10,600	@	Amgen, Inc.	663,348
2,500	@	Genzyme Corp.	155,975
400	@	Millipore Corp.	20,596
			839,919
		Building Materials: 0.1%
2,900		American Standard Cos., Inc.	124,120
4,450		Masco Corp.	142,489
1,100		Vulcan Materials Co.	65,923
			332,532
		Chemicals: 0.5%
1,900		Air Products & Chemicals, Inc.	114,437
200		Ashland, Inc.	13,660
13,650		Dow Chemical Co.	618,208
8,450		E.I. du Pont de Nemours & Co.	393,009
1,050		Eastman Chemical Co.	61,719
500		Engelhard Corp.	14,700
1,000		International Flavors & Fragrances, Inc.	37,090
2,500		PPG Industries, Inc.	163,475
2,750		Praxair, Inc.	128,893
1,850		Rohm & Haas Co.	86,303
1,200		Sherwin-Williams Co.	53,340
700		Sigma-Aldrich Corp.	41,937
			1,726,771
		Commercial Services: 0.3%
15,050		Cendant Corp.	319,210
1,900		Equifax, Inc.	65,911
1,550		H&R Block, Inc.	77,376
4,300		McKesson Corp.	173,161
2,300		Moody’s Corp.	99,521
5,050		Paychex, Inc.	145,844
2,050		R.R. Donnelley & Sons Co.	68,163
2,050		Robert Half Intl., Inc.	51,127
			1,000,313
		Computers: 1.3%
13,620	@	Apple Computer, Inc.	540,850
2,700	@	Computer Sciences Corp.	125,037
40,790	@	Dell, Inc.	1,627,113
2,150		Electronic Data Systems Corp.	42,355
32,450	@	EMC Corp.	456,247
24,550		Hewlett-Packard Co.	552,621
13,700		International Business Machines Corp.	1,035,035
1,150	@	Lexmark Intl., Inc.	78,706
2,200	@	NCR Corp.	80,586
6,080	@	Network Appliance, Inc.	174,861
54,200	@	Sun Microsystems, Inc.	206,502
2,400	@	Sungard Data Systems, Inc.	83,304
2,800	@	Unisys Corp.	20,272
			5,023,489

See Accompanying Notes to Financial Statements

89

Shares			Value
		Cosmetics/ Personal Care: 0.6%
900		Alberto-Culver Co.	$39,897
400		Avon Products, Inc.	15,896
4,900		Colgate-Palmolive Co.	244,853
8,400		Gillette Co.	443,016
4,500		Kimberly-Clark Corp.	289,485
23,500		Procter & Gamble Co.	1,296,025
			2,329,172
		Distribution/ Wholesale: 0.0%
1,500		Genuine Parts Co.	64,440
700		W.W. Grainger, Inc.	38,073
			102,513
		Diversified Financial Services: 1.6%
10,800		American Express Co.	581,579
1,890		Bear Stearns Cos., Inc.	187,186
2,050		Capital One Financial Corp.	154,570
2,550		Charles Schwab Corp.	28,917
3,000		CIT Group, Inc.	127,260
22,100		Citigroup, Inc.	1,041,130
5,398		Countrywide Financial Corp.	200,644
2,950	@	E*TRADE Financial Corp.	36,433
8,200		Fannie Mae	485,768
100		Federated Investors, Inc.	2,961
1,700		Franklin Resources, Inc.	122,638
5,850		Freddie Mac	380,484
4,200		Goldman Sachs Group, Inc.	409,500
4,600		Lehman Brothers Holdings, Inc.	424,120
10,850		MBNA Corp.	228,827
7,900		Merrill Lynch & Co., Inc.	428,654
15,850		Morgan Stanley	776,015
4,650	@	Providian Financial Corp.	82,863
3,650		SLM Corp.	176,186
500		T. Rowe Price Group, Inc.	29,830
			5,905,565
		Electric: 0.8%
6,110	@	AES Corp.	90,978
1,500	@	Allegheny Energy, Inc.	36,270
900		Ameren Corp.	49,122
4,250		American Electric Power Co., Inc.	151,683
3,000		CenterPoint Energy, Inc.	36,780
900		Cinergy Corp.	37,107
3,450	@	CMS Energy Corp.	45,644
2,350		Consolidated Edison, Inc.	106,949
2,100		Constellation Energy Group, Inc.	112,245
3,400		Dominion Resources, Inc.	239,053
750		DTE Energy Co.	35,655
9,750		Duke Energy Corp.	267,929
3,070		Edison Intl	112,823
2,000		Entergy Corp.	143,660
6,250		Exelon Corp.	292,812
3,350		FirstEnergy Corp.	148,405
3,500		FPL Group, Inc.	142,275
1,300		NiSource, Inc.	31,330
3,800		PG&E Corp.	135,926
2,150		PPL Corp.	123,647
550		Progress Energy, Inc.	24,327
2,050		Public Service Enterprise Group, Inc.	113,775
6,350		Southern Co.	215,582
2,500		TECO Energy, Inc.	44,200
3,500		TXU Corp.	280,979
350		Xcel Energy, Inc.	6,451
			3,025,607

		Electrical Components and Equipment: 0.1%
3,550		Emerson Electric Co.	235,969
			235,969
		Electronics: 0.1%
4,450	@	Agilent Technologies, Inc.	106,844
2,100		Applera Corp. — Applied Biosystems Group	44,961
250	@	Fisher Scientific Intl., Inc.	15,615
1,650	@	Jabil Circuit, Inc.	48,230
250		Parker Hannifin Corp.	15,083
1,700		PerkinElmer, Inc.	32,521
10,700	@	Solectron Corp.	39,055
700		Tektronix, Inc.	15,869
1,350	@	Thermo Electron Corp.	35,532
1,100	@	Waters Corp.	42,735
			396,445
		Engineering and Construction: 0.0%
50		Fluor Corp.	2,873
			2,873
		Environmental Control: 0.0%
4,800		Waste Management, Inc.	141,552
			141,552
		Food: 0.4%
850		Albertson’s, Inc.	17,842
2,750		Campbell Soup Co.	85,333
4,650		ConAgra Foods, Inc.	121,598
3,300		General Mills, Inc.	163,349
3,100		H.J. Heinz Co.	112,747
1,850		Hershey Foods Corp.	118,789
3,250		Kellogg Co.	147,843
3,100	@	Kroger Co.	51,987
1,150		McCormick & Co., Inc.	38,916
4,700	@	Safeway, Inc.	103,447
6,700		Sara Lee Corp.	135,943
2,240		SUPERVALU, Inc.	73,382
2,800		Wm. Wrigley Jr. Co.	191,155
			1,362,331
		Forest Products and Paper: 0.1%
2,250		Georgia-Pacific Corp.	74,565
450		International Paper Co.	14,495
1,500		Louisiana-Pacific Corp.	37,770
1,700		MeadWestvaco Corp.	48,756
2,000		Plum Creek Timber Co., Inc.	70,100
1,200		Temple-Inland, Inc.	42,864
200		Weyerhaeuser Co.	12,830
			301,380
		Gas: 0.1%
1,700		KeySpan Corp.	67,558
350		Nicor, Inc.	13,825
3,800		Sempra Energy	150,746
			232,129
		Hand/ Machine Tools: 0.0%
1,300		Black & Decker Corp.	113,516
300		Snap-On, Inc.	10,353
900		Stanley Works	40,149
			164,018
		Healthcare-Products: 1.1%
550		Bausch & Lomb, Inc.	42,950
5,250		Baxter Intl., Inc.	193,725
4,220		Becton Dickinson & Co.	242,439
2,600		Biomet, Inc.	97,994
6,450	@	Boston Scientific Corp.	174,731
1,150		C.R. Bard, Inc.	78,488

See Accompanying Notes to Financial Statements

90

Shares			Value
		Healthcare-Products (continued)
5,410		Guidant Corp.	$399,745
27,750		Johnson & Johnson	1,862,024
10,250		Medtronic, Inc.	550,937
3,400	@	St. Jude Medical, Inc.	136,408
2,100	@	Zimmer Holdings, Inc.	160,818
			3,940,259
		Healthcare-Services: 0.7%
4,900		Aetna, Inc.	382,249
3,500		HCA, Inc.	189,000
2,550	@	Humana, Inc.	92,718
1,250	@	Laboratory Corp. of America Holdings	60,563
400		Quest Diagnostics, Inc.	42,000
21,360		UnitedHealth Group, Inc.	1,037,668
5,070	@	WellPoint, Inc.	674,310
			2,478,508
		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	47,952
300		Whirlpool Corp.	20,640
			68,592
		Household Products/ Wares: 0.1%
450		Avery Dennison Corp.	23,603
2,450		Clorox Co.	143,104
1,250		Fortune Brands, Inc.	108,125
			274,832
		Housewares: 0.0%
2,700		Newell Rubbermaid, Inc.	61,533
			61,533
		Insurance: 1.5%
4,100	@@	ACE Ltd.	177,202
4,250		AFLAC, Inc.	176,588
9,750		Allstate Corp.	567,449
1,100		AMBAC Financial Group, Inc.	79,365
22,000		American Intl. Group, Inc.	1,222,099
3,300		Aon Corp.	82,269
3,150		Chubb Corp.	265,325
2,170		CIGNA Corp.	211,033
1,764		Cincinnati Financial Corp.	69,625
2,750		Hartford Financial Services Group, Inc.	205,673
1,150		Jefferson-Pilot Corp.	57,960
1,450		Lincoln National Corp.	66,019
1,500		Loews Corp.	112,950
1,650		MBIA, Inc.	92,285
12,320		MetLife, Inc.	549,471
1,550		MGIC Investment Corp.	95,077
2,550		Principal Financial Group	101,720
3,360		Progressive Corp.	322,795
7,450		Prudential Financial, Inc.	471,659
1,800		Safeco Corp.	96,858
2,850		St. Paul Travelers Cos., Inc.	107,958
1,000		Torchmark Corp.	52,750
2,700		UnumProvident Corp.	49,572
2,150	@@	XL Capital Ltd.	161,852
			5,395,554
		Internet: 0.3%
10,500	@	eBay, Inc.	399,105
1,350	@	Monster Worldwide, Inc.	35,613
11,830	@	Symantec Corp.	267,476
11,050	@	Yahoo!, Inc.	411,060
			1,113,254

		Iron/ Steel: 0.1%
2,350		Nucor Corp.	124,456
1,900		United States Steel Corp.	75,563
			200,019
		Leisure Time: 0.1%
1,000		Brunswick Corp.	43,040
4,550		Carnival Corp.	240,695
3,150		Harley-Davidson, Inc.	154,445
2,200		Sabre Holdings Corp.	44,154
			482,334
		Lodging: 0.1%
1,000		Harrah’s Entertainment, Inc.	71,810
5,100		Hilton Hotels Corp.	123,573
2,950		Marriott Intl., Inc.	199,243
2,050		Starwood Hotels & Resorts Worldwide, Inc.	114,739
			509,365
		Machinery-Diversified: 0.1%
500		Cummins, Inc.	33,975
1,050		Deere & Co.	69,458
2,910		Rockwell Automation, Inc.	149,486
			252,919
		Media: 0.6%
18,950	@	Comcast Corp.	610,190
1,100		Gannett Co., Inc.	81,906
3,600		McGraw-Hill Cos., Inc.	157,176
600		Meredith Corp.	29,760
150		New York Times Co.	4,706
2,500		News Corp. — Class A	40,325
39,350	@	Time Warner, Inc.	684,689
250		Tribune Co.	9,045
7,350		Viacom, Inc.	252,032
17,550		Walt Disney Co.	481,572
			2,351,401
		Mining: 0.1%
1,500		Freeport-McMoRan Copper & Gold, Inc.	52,950
1,600		Phelps Dodge Corp.	139,840
			192,790
		Miscellaneous Manufacturing: 1.6%
11,150		3M Co.	854,647
800		Cooper Industries Ltd.	55,152
2,350		Danaher Corp.	129,556
2,200		Dover Corp.	83,314
2,500		Eastman Kodak Co.	65,700
1,450		Eaton Corp.	86,783
89,850		General Electric Co.	3,277,727
12,250		Honeywell Intl., Inc.	443,817
2,350		Illinois Tool Works, Inc.	198,411
1,450	@@	Ingersoll-Rand Co. Ltd.	112,245
1,000		ITT Industries, Inc.	95,000
1,100		Pall Corp.	32,109
2,100		Textron, Inc.	162,309
8,500	@@	Tyco Intl., Ltd.	245,904
			5,842,674
		Office/ Business Equipment: 0.1%
1,950		Pitney Bowes, Inc.	86,990
9,800	@	Xerox Corp.	132,986
			219,976
		Oil and Gas: 2.4%
600		Amerada Hess Corp.	55,710
1,650		Anadarko Petroleum Corp.	124,905
2,050		Apache Corp.	120,458

See Accompanying Notes to Financial Statements

91

Shares			Value
		Oil and Gas (continued)
5,700		Burlington Resources, Inc.	$288,876
22,800		ChevronTexaco Corp.	1,226,184
4,750		ConocoPhillips	512,240
6,800		Devon Energy Corp.	312,120
1,500		EOG Resources, Inc.	74,835
90,800		Exxon Mobil Corp.	5,102,959
1,300		Kerr-McGee Corp.	96,018
3,800		Marathon Oil Corp.	184,262
100		Noble Corp.	5,662
4,200		Occidental Petroleum Corp.	307,062
1,100		Sunoco, Inc.	112,827
2,000	@	Transocean, Inc.	99,620
3,100		Unocal Corp.	176,669
3,500		Valero Energy Corp.	240,170
			9,040,577

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	9,238
300		BJ Services Co.	15,105
3,150		Halliburton Co.	134,631
550	@	National-Oilwell Varco, Inc.	24,750
			183,724

		Packaging and Containers: 0.0%
1,050		Ball Corp.	39,428
1,000		Bemis Co.	27,160
1,500	@	Pactiv Corp.	34,275
800	@	Sealed Air Corp.	41,432
			142,295

		Pharmaceuticals: 1.4%
1,300		Abbott Laboratories	62,712
1,350		Allergan, Inc.	104,369
1,750		AmerisourceBergen Corp.	112,998
16,550		Bristol-Myers Squibb Co.	419,708
7,230		Cardinal Health, Inc.	418,834
6,570	@	Caremark Rx, Inc.	293,416
700	@	Express Scripts, Inc.	64,673
1,450	@	Forest Laboratories, Inc.	55,941
3,600	@	Gilead Sciences, Inc.	146,880
1,300	@	Hospira, Inc.	49,504
950	@	King Pharmaceuticals, Inc.	8,987
2,599	@	Medco Health Solutions, Inc.	129,950
20,550		Merck & Co., Inc.	666,642
63,250		Pfizer, Inc.	1,764,674
12,500		Schering-Plough Corp.	243,750
11,350		Wyeth	492,250
			5,035,288

		Pipelines: 0.0%
4,250		El Paso Corp.	43,945
700		Kinder Morgan, Inc.	54,397
3,650		Williams Cos., Inc.	67,197
			165,539

		Real Estate Investment Trusts: 0.1%
1,000		Apartment Investment & Management Co.	37,100
850		Archstone-Smith Trust	31,297
3,400		Equity Office Properties Trust	110,466
2,400		Equity Residential	86,160
950		Simon Property Group, Inc.	65,284
			330,307

		Retail: 2.0%
200	@	Autonation, Inc.	4,000
2,450	@	Bed Bath & Beyond, Inc.	99,593
4,960		Best Buy Co., Inc.	269,973
2,800		Circuit City Stores, Inc.	45,892
4,750		Costco Wholesale Corp.	215,745
1,700		CVS Corp.	93,245
2,150		Darden Restaurants, Inc.	69,832
1,170		Dillard’s, Inc.	27,986
750		Family Dollar Stores, Inc.	19,253
2,450		Federated Department Stores, Inc.	165,253
12,650		Gap, Inc.	265,650
32,150		Home Depot, Inc.	1,265,102
4,700		J.C. Penney Co., Inc. Holding Co.	233,872
1,400	@	Kohl’s Corp.	68,166
350		Limited Brands, Inc.	7,200
3,300		Lowe’s Cos., Inc.	188,793
1,250		May Department Stores Co.	47,700
10,950		McDonald’s Corp.	338,792
1,850		Nordstrom, Inc.	112,924
4,100	@	Office Depot, Inc.	80,852
1,580	@	Sears Holdings Corp.	231,786
12,350		Staples, Inc.	265,896
3,750	@	Starbucks Corp.	205,313
8,900		Target Corp.	477,929
4,450		TJX Cos., Inc.	102,039
1,850	@,@	Toys “R” Us, Inc.	48,470
28,700		Wal-Mart Stores, Inc.	1,355,500
17,030		Walgreen Co.	772,139
1,000		Wendy’s Intl., Inc.	45,130
2,550		Yum! Brands, Inc.	130,790
			7,254,815

		Savings and Loans: 0.1%
2,400		Golden West Financial Corp.	150,288
7,400		Washington Mutual, Inc.	305,620
			455,908

		Semiconductors: 1.0%
3,000	@	Altera Corp.	66,570
3,150		Analog Devices, Inc.	116,802
14,150		Applied Materials, Inc.	232,202
2,450	@	Broadcom Corp.	86,951
928	@	Freescale Semiconductor, Inc.	18,746
88,450		Intel Corp.	2,381,958
450		KLA-Tencor Corp.	20,435
2,700		Linear Technology Corp.	101,169
1,350		Maxim Integrated Products, Inc.	53,190
3,000		National Semiconductor Corp.	60,360
1,600	@	Novellus Systems, Inc.	42,640
700	@	Nvidia Corp.	19,033
1,100	@	QLogic Corp.	35,222
14,600		Texas Instruments, Inc.	403,543
			3,638,821

		Software: 1.3%
8,080		Adobe Systems, Inc.	267,125
3,200		Autodesk, Inc.	126,656
4,950		Automatic Data Processing, Inc.	216,810
3,050	@	BMC Software, Inc.	51,911
1,300	@	Citrix Systems, Inc.	32,708
4,500		Computer Associates Intl., Inc.	122,715
4,750	@	Compuware Corp.	32,538
2,600	@	Electronic Arts, Inc.	136,604
6,717		First Data Corp.	254,104
2,000	@	Fiserv, Inc.	86,000
1,950		IMS Health, Inc.	47,873
1,900	@	Intuit, Inc.	82,118
1,050	@	Mercury Interactive Corp.	47,376
85,800		Microsoft Corp.	2,213,639
3,100	@	Novell, Inc.	18,135
74,850	@	Oracle Corp.	959,576

See Accompanying Notes to Financial Statements

92

Shares			Value
		Software (continued)
4,350	@	Siebel Systems, Inc.	$40,107
3,450	@	Veritas Software Corp.	85,802
			4,821,797

		Telecommunications: 1.5%
2,850		Alltel Corp.	165,785
9,950		AT&T Corp.	186,961
5,800	@	Avaya, Inc.	53,070
8,750		BellSouth Corp.	234,150
1,500		CenturyTel, Inc.	49,185
60,300	@	Cisco Systems, Inc.	1,168,613
2,200		Citizens Communications Co.	30,008
2,550	@	Comverse Technology, Inc.	60,002
1,200	@	Corning, Inc.	18,816
35,050		Motorola, Inc.	608,819
10,750	@	Nextel Communications, Inc.	324,435
13,950		QUALCOMM, Inc.	519,777
34,700		SBC Communications, Inc.	811,285
2,250		Scientific-Atlanta, Inc.	74,925
7,050		Sprint Corp.	167,015
3,500	@	Tellabs, Inc.	28,770
26,450		Verizon Communications, Inc.	935,800
			5,437,416

		Textiles: 0.0%
1,550		Cintas Corp.	62,574
			62,574

		Toys/ Games/ Hobbies: 0.0%
2,100		Hasbro, Inc.	42,378
3,600		Mattel, Inc.	65,448
			107,826

		Transportation: 0.4%
3,850		Burlington Northern Santa Fe Corp.	190,267
3,640		CSX Corp.	151,351
2,800		FedEx Corp.	250,376
3,900		Norfolk Southern Corp.	124,488
1,000		Ryder System, Inc.	36,740
2,550		Union Pacific Corp.	170,748
9,500		United Parcel Service, Inc.	699,675
			1,623,645
		Total Common Stock (Cost $95,047,960)	99,401,175

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.3%
	Federal National Mortgage Association: 33.2%
$137,000,000	3.950%, due 04/22/08	$122,460,737
		122,460,737

	Sovereign: 16.1%
50,000,000	Federal Agricultural Mortgage Corp., .3.950%, due 04/22/08	44,693,700
16,301,000	Financing Corp. FICO, 3.880%, due 04/06/08	14,625,013
		59,318,713

	Total U.S. Government Agency Obligations (Cost $185,189,665)	181,779,450

U.S. TREASURY OBLIGATIONS: 23.5%
	U.S. Treasury STRIP: 23.5%
95,470,000	3.700%, due 02/15/08	86,661,747

	Total U.S. Treasury Obligations (Cost $86,236,560)	86,661,747

	Total Long-Term Investments (Cost $366,474,185)	367,842,372

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
1,896,000	Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,896,160 to be received upon repurchase (Collateralized by $1,964,000 Federal Home Loan Mortgage Corporation, 3.250%, Market Value plus accrued interest $1,934,700, due 03/14/08).	1,896,000

	Total Short-Term Investments (Cost $1,896,000)	1,896,000

Total Investments In Securities (Cost $368,370,185)*	100.3%	$369,738,372
Other Assets and Liabilities-Net	(0.3)%	(971,434)
Net Assets	100.0%	$368,766,938

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $371,611,192. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,010,895
Gross Unrealized Depreciation	(5,883,715)
Net Unrealized Depreciation	$(1,872,820)

See Accompanying Notes to Financial Statements

93

ING PRINCIPAL PROTECTION FUND VII

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 25.5%
		Advertising: 0.1%
1,700	@	Interpublic Group of Cos., Inc.	$20,978
1,350		Omnicom Group, Inc.	110,552
			131,530
		Aerospace/Defense: 0.5%
3,500		Boeing Co.	223,650
950		General Dynamics Corp.	102,581
50		Goodrich Corp.	2,093
250		L-3 Communications Holdings, Inc.	17,695
3,320		Lockheed Martin Corp.	215,435
1,600		Northrop Grumman Corp.	89,152
1,900		Raytheon Co.	74,404
800		Rockwell Collins, Inc.	39,512
2,400		United Technologies Corp.	256,080
			1,020,602
		Agriculture: 0.5%
8,900		Altria Group, Inc.	597,546
5,160		Archer-Daniels-Midland Co.	102,426
2,210		Monsanto Co.	125,970
500		Reynolds American, Inc.	41,455
700		UST, Inc.	31,192
			898,589
		Apparel: 0.2%
2,900	@	Coach, Inc.	84,216
500		Jones Apparel Group, Inc.	15,955
450		Liz Claiborne, Inc.	16,898
1,640		Nike, Inc.	134,807
200		Reebok Intl., Ltd.	8,142
830		VF Corp.	46,837
			306,855
		Auto Manufacturers: 0.1%
8,700		Ford Motor Co.	86,826
900		PACCAR, Inc.	63,675
			150,501
		Auto Parts and Equipment: 0.0%
1,100	@	Goodyear Tire & Rubber Co.	15,829
1,000		Johnson Controls, Inc.	56,660
			72,489
		Banks: 1.6%
1,450		AmSouth Bancorporation	38,657
28,756		Bank of America Corp.	1,331,977
1,150		BB&T Corp.	45,931
1,000		Comerica, Inc.	55,880
600		Compass Bancshares, Inc.	26,742
250		First Horizon National Corp.	10,558
250		Huntington Bancshares, Inc.	5,830
2,500		KeyCorp	81,900
500		M & T Bank Corp.	51,070
1,050		Marshall & Ilsley Corp.	45,686
900		Mellon Financial Corp.	24,984
2,500		National City Corp.	86,400
1,975		North Fork Bancorporation, Inc.	53,839
850		Northern Trust Corp.	39,032
1,200		PNC Financial Services Group, Inc.	65,580
1,400		State Street Corp.	67,200
1,400		SunTrust Banks, Inc.	103,054
132		Synovus Financial Corp.	3,837
3,300		The Bank of New York Co., Inc.	95,106
8,650		U.S. Bancorp	253,704
6,624		Wachovia Corp.	336,167
3,550		Wells Fargo & Co.	214,456
400		Zions Bancorporation	28,336
			3,065,926
		Beverages: 0.8%
1,650		Anheuser-Busch Cos., Inc.	77,303
600		Brown-Forman Corp.	35,772
16,150		Coca-Cola Co.	720,774
750		Coca-Cola Enterprises, Inc.	16,410
250		Molson Coors Brewing Co.	14,618
1,200		Pepsi Bottling Group, Inc.	34,044
11,950		PepsiCo, Inc.	672,307
			1,571,228
		Biotechnology: 0.2%
5,200	@	Amgen, Inc.	325,416
1,100	@	Genzyme Corp.	68,629
			394,045
		Building Materials: 0.1%
1,400		American Standard Cos., Inc.	59,920
1,850		Masco Corp.	59,237
500		Vulcan Materials Co.	29,965
			149,122
		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	66,253
100		Ashland, Inc.	6,830
6,900		Dow Chemical Co.	312,500
4,150		E.I. du Pont de Nemours & Co.	193,017
500		Eastman Chemical Co.	29,390
250		Engelhard Corp.	7,350
400		International Flavors & Fragrances, Inc.	14,836
1,350		PPG Industries, Inc.	88,277
1,550		Praxair, Inc.	72,649
1,100		Rohm & Haas Co.	51,315
600		Sherwin-Williams Co.	26,670
400		Sigma-Aldrich Corp.	23,964
			893,051
		Commercial Services: 0.3%
7,500		Cendant Corp.	159,074
950		Equifax, Inc.	32,956
750		H&R Block, Inc.	37,440
2,440		McKesson Corp.	98,259
1,100		Moody’s Corp.	47,597
2,500		Paychex, Inc.	72,200
950		R.R. Donnelley & Sons Co.	31,588
1,000		Robert Half Intl., Inc.	24,940
			504,054
		Computers: 1.3%
6,770	@	Apple Computer, Inc.	268,837
1,350	@	Computer Sciences Corp.	62,519
20,290	@	Dell, Inc.	809,367
1,050		Electronic Data Systems Corp.	20,685
17,350	@	EMC Corp.	243,941
12,000		Hewlett-Packard Co.	270,120
6,800		International Business Machines Corp.	513,739
550	@	Lexmark Intl., Inc.	37,642
1,100	@	NCR Corp.	40,293
2,550	@	Network Appliance, Inc.	73,338
26,050	@	Sun Microsystems, Inc.	99,251
1,550	@	Sungard Data Systems, Inc.	53,801
1,300	@	Unisys Corp.	9,412
			2,502,945
		Cosmetics/Personal Care: 0.6%
450		Alberto-Culver Co.	19,949
200		Avon Products, Inc.	7,948

See Accompanying Notes to Financial Statements

94

Shares			Value
		Cosmetics/Personal Care (continued)
2,450		Colgate-Palmolive Co.	$122,427
4,100		Gillette Co.	216,233
2,250		Kimberly-Clark Corp.	144,743
11,750		Procter & Gamble Co.	648,012
			1,159,312
		Distribution/ Wholesale: 0.0%
900		Genuine Parts Co.	38,664
350		W.W. Grainger, Inc.	19,037
			57,701
		Diversified Financial Services: 1.5%
5,400		American Express Co.	290,789
900		Bear Stearns Cos., Inc.	89,136
1,050		Capital One Financial Corp.	79,170
950		Charles Schwab Corp.	10,773
1,500		CIT Group, Inc.	63,630
10,950		Citigroup, Inc.	515,854
2,698		Countrywide Financial Corp.	100,285
2,000	@	E*TRADE Financial Corp.	24,700
3,950		Fannie Mae	233,998
50		Federated Investors, Inc.	1,481
950		Franklin Resources, Inc.	68,533
2,850		Freddie Mac	185,364
2,100		Goldman Sachs Group, Inc.	204,750
2,270		Lehman Brothers Holdings, Inc.	209,294
5,350		MBNA Corp.	112,832
3,950		Merrill Lynch & Co., Inc.	214,327
7,900		Morgan Stanley	386,783
1,800	@	Providian Financial Corp.	32,076
1,800		SLM Corp.	86,886
250		T. Rowe Price Group, Inc.	14,915
			2,925,576
		Electric: 0.8%
2,820	@	AES Corp.	41,990
750	@	Allegheny Energy, Inc.	18,135
450		Ameren Corp.	24,561
1,600		American Electric Power Co., Inc.	57,104
1,250		CenterPoint Energy, Inc.	15,325
450		Cinergy Corp.	18,554
1,700	@	CMS Energy Corp.	22,491
1,150		Consolidated Edison, Inc.	52,337
1,050		Constellation Energy Group, Inc.	56,123
1,650		Dominion Resources, Inc.	116,011
350		DTE Energy Co.	16,639
4,850		Duke Energy Corp.	133,277
1,370		Edison Intl	50,348
1,000		Entergy Corp.	71,830
3,000		Exelon Corp.	140,549
1,600		FirstEnergy Corp.	70,880
2,050		FPL Group, Inc.	83,333
650		NiSource, Inc.	15,665
1,500		PG&E Corp.	53,655
950		PPL Corp.	54,635
250		Progress Energy, Inc.	11,058
1,000		Public Service Enterprise Group, Inc.	55,500
3,150		Southern Co.	106,942
950		TECO Energy, Inc.	16,796
1,750		TXU Corp.	140,489
400		Xcel Energy, Inc.	7,372
			1,451,599
		Electrical Components and Equipment: 0.1%
1,700		Emerson Electric Co.	112,999
			112,999
		Electronics: 0.1%
2,100	@	Agilent Technologies, Inc.	50,420
1,200		Applera Corp. — Applied Biosystems Group	25,692
150	@	Fisher Scientific Intl., Inc.	9,369
800	@	Jabil Circuit, Inc.	23,384
150		Parker Hannifin Corp.	9,050
900		PerkinElmer, Inc.	17,217
4,650	@	Solectron Corp.	16,973
300		Tektronix, Inc.	6,801
1,000	@	Thermo Electron Corp.	26,320
250	@	Waters Corp.	9,713
			194,939
		Engineering and Construction: 0.0%
400		Fluor Corp.	22,980
			22,980
		Environmental Control: 0.0%
2,400		Waste Management, Inc.	70,776
			70,776
		Food: 0.4%
400		Albertson’s, Inc.	8,396
1,350		Campbell Soup Co.	41,891
2,600		ConAgra Foods, Inc.	67,990
1,650		General Mills, Inc.	81,674
1,800		H.J. Heinz Co.	65,466
1,100		Hershey Foods Corp.	70,631
1,650		Kellogg Co.	75,059
1,550	@	Kroger Co.	25,994
900		McCormick & Co., Inc.	30,456
2,050	@	Safeway, Inc.	45,121
3,300		Sara Lee Corp.	66,957
1,000		SUPERVALU, Inc.	32,760
1,400		Wm. Wrigley Jr. Co.	95,577
			707,972
		Forest Products and Paper: 0.1%
1,100		Georgia-Pacific Corp.	36,454
200		International Paper Co.	6,442
700		Louisiana-Pacific Corp.	17,626
1,000		MeadWestvaco Corp.	28,680
850		Plum Creek Timber Co., Inc.	29,793
700		Temple-Inland, Inc.	25,004
100		Weyerhaeuser Co.	6,415
			150,414
		Gas: 0.1%
900		KeySpan Corp.	35,766
1,900		Sempra Energy	75,373
			111,139
		Hand/Machine Tools: 0.0%
600		Black & Decker Corp.	52,392
100		Snap-On, Inc.	3,451
450		Stanley Works	20,075
			75,918
		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	23,427
2,600		Baxter Intl., Inc.	95,940
2,090		Becton Dickinson & Co.	120,071
1,100		Biomet, Inc.	41,459
3,200	@	Boston Scientific Corp.	86,688
500		C.R. Bard, Inc.	34,125
2,670		Guidant Corp.	197,286
13,900		Johnson & Johnson	932,690
5,200		Medtronic, Inc.	279,500

See Accompanying Notes to Financial Statements

95

Shares			Value
		Healthcare-Products (continued)
1,550	@	St. Jude Medical, Inc.	$62,186
1,150	@	Zimmer Holdings, Inc.	88,067
			1,961,439
		Healthcare-Services: 0.6%
2,420		Aetna, Inc.	188,784
1,750		HCA, Inc.	94,500
1,150	@	Humana, Inc.	41,814
650	@	Laboratory Corp. of America Holdings	31,493
200		Quest Diagnostics, Inc.	21,000
10,620		UnitedHealth Group, Inc.	515,919
2,510	@	WellPoint, Inc.	333,830
			1,227,340
		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	26,640
300		Whirlpool Corp.	20,640
			47,280
		Household Products/ Wares: 0.1%
200		Avery Dennison Corp.	10,490
1,100		Clorox Co.	64,251
700		Fortune Brands, Inc.	60,550
			135,291
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	25,069
			25,069
		Insurance: 1.4%
2,050	@@	ACE Ltd.	88,601
2,300		AFLAC, Inc.	95,565
4,850		Allstate Corp.	282,269
550		AMBAC Financial Group, Inc.	39,683
10,900		American Intl. Group, Inc.	605,494
1,600		Aon Corp.	39,888
1,500		Chubb Corp.	126,345
1,050		CIGNA Corp.	102,113
992		Cincinnati Financial Corp.	39,154
1,350		Hartford Financial Services Group, Inc.	100,967
600		Jefferson-Pilot Corp.	30,240
750		Lincoln National Corp.	34,148
750		Loews Corp.	56,475
600		MBIA, Inc.	33,558
6,110		MetLife, Inc.	272,505
650		MGIC Investment Corp.	39,871
1,250		Principal Financial Group	49,863
1,650		Progressive Corp.	158,516
3,740		Prudential Financial, Inc.	236,778
1,000		Safeco Corp.	53,810
1,400		St. Paul Travelers Cos., Inc.	53,032
450		Torchmark Corp.	23,738
1,150		UnumProvident Corp.	21,114
1,050	@@	XL Capital Ltd.	79,044
			2,662,771
		Internet: 0.3%
5,050	@	eBay, Inc.	191,951
650	@	Monster Worldwide, Inc.	17,147
5,880	@	Symantec Corp.	132,947
5,350	@	Yahoo!, Inc.	199,019
			541,064
		Iron/Steel: 0.0%
1,150		Nucor Corp.	60,904
940		United States Steel Corp.	37,384
			98,288
		Leisure Time: 0.1%
400		Brunswick Corp.	17,216
2,150		Carnival Corp.	113,735
1,500		Harley-Davidson, Inc.	73,545
550		Sabre Holdings Corp.	11,039
			215,535
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	35,905
2,200		Hilton Hotels Corp.	53,306
1,640		Marriott Intl., Inc.	110,765
950		Starwood Hotels & Resorts Worldwide, Inc.	53,172
			253,148
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	16,988
500		Deere & Co.	33,075
1,200		Rockwell Automation, Inc.	61,644
			111,707
		Media: 0.6%
9,400	@	Comcast Corp.	302,680
550		Gannett Co., Inc.	40,953
1,900		McGraw-Hill Cos., Inc.	82,954
300		Meredith Corp.	14,880
50		New York Times Co.	1,569
1,250		News Corp. — Class A	20,163
19,550	@	Time Warner, Inc.	340,169
150		Tribune Co.	5,427
3,700		Viacom, Inc.	126,873
8,700		Walt Disney Co.	238,728
			1,174,396
		Mining: 0.0%
750		Freeport-McMoRan Copper & Gold, Inc.	26,475
650		Phelps Dodge Corp.	56,810
			83,285
		Miscellaneous Manufacturing: 1.5%
5,550		3M Co.	425,407
500		Cooper Industries Ltd.	34,470
1,250		Danaher Corp.	68,913
1,000		Dover Corp.	37,870
1,400		Eastman Kodak Co.	36,792
700		Eaton Corp.	41,895
44,200		General Electric Co.	1,612,415
6,150		Honeywell Intl., Inc.	222,814
1,200		Illinois Tool Works, Inc.	101,316
900	@@	Ingersoll-Rand Co. Ltd.	69,669
450		ITT Industries, Inc.	42,750
600		Pall Corp.	17,514
950		Textron, Inc.	73,426
4,200	@@	Tyco Intl., Ltd.	121,506
			2,906,757
		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	42,380
4,200	@	Xerox Corp.	56,994
			99,374
		Oil and Gas: 2.3%
500		Amerada Hess Corp.	46,425
850		Anadarko Petroleum Corp.	64,345
1,000		Apache Corp.	58,760
2,500		Burlington Resources, Inc.	126,700
11,450		ChevronTexaco Corp.	615,780
2,450		ConocoPhillips	264,208
3,400		Devon Energy Corp.	156,060
1,000		EOG Resources, Inc.	49,890
45,050		Exxon Mobil Corp.	2,531,809

See Accompanying Notes to Financial Statements

96

Shares			Value
		Oil and Gas (continued)
600		Kerr-McGee Corp.	$44,316
1,900		Marathon Oil Corp.	92,131
150		Noble Corp.	8,493
2,150		Occidental Petroleum Corp.	157,187
600		Sunoco, Inc.	61,542
1,150	@	Transocean, Inc.	57,282
1,400		Unocal Corp.	79,786
1,700		Valero Energy Corp.	116,654
			4,531,368
		Oil and Gas Services: 0.1%
100		Baker Hughes, Inc.	4,619
150		BJ Services Co.	7,553
1,750		Halliburton Co.	74,795
700	@	National-Oilwell Varco, Inc.	31,500
			118,467
		Packaging and Containers: 0.0%
800		Ball Corp.	30,040
400		Bemis Co.	10,864
800	@	Pactiv Corp.	18,280
400	@	Sealed Air Corp.	20,716
			79,900
		Pharmaceuticals: 1.3%
650		Abbott Laboratories	31,356
650		Allergan, Inc.	50,252
870		AmerisourceBergen Corp.	56,176
8,050		Bristol-Myers Squibb Co.	204,148
3,590		Cardinal Health, Inc.	207,969
3,280	@	Caremark Rx, Inc.	146,485
300	@	Express Scripts, Inc.	27,717
750	@	Forest Laboratories, Inc.	28,935
1,600	@	Gilead Sciences, Inc.	65,280
1,000	@	Hospira, Inc.	38,080
1,000	@	King Pharmaceuticals, Inc.	9,460
1,191	@	Medco Health Solutions, Inc.	59,550
10,200		Merck & Co., Inc.	330,888
31,600		Pfizer, Inc.	881,639
6,300		Schering-Plough Corp.	122,850
5,500		Wyeth	238,535
			2,499,320
		Pipelines: 0.0%
2,100		El Paso Corp.	21,714
500		Kinder Morgan, Inc.	38,855
2,050		Williams Cos., Inc.	37,741
			98,310
		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	16,695
400		Archstone-Smith Trust	14,728
1,700		Equity Office Properties Trust	55,233
1,150		Equity Residential	41,285
450		Simon Property Group, Inc.	30,924
			158,865
		Retail: 1.8%
100	@	Autonation, Inc.	2,000
1,400	@	Bed Bath & Beyond, Inc.	56,910
2,460		Best Buy Co., Inc.	133,898
1,350		Circuit City Stores, Inc.	22,127
2,000		Costco Wholesale Corp.	90,840
850		CVS Corp.	46,623
1,050		Darden Restaurants, Inc.	34,104
600		Dillard’s, Inc.	14,352
350		Family Dollar Stores, Inc.	8,985
1,200		Federated Department Stores, Inc.	80,940
5,250		Gap, Inc.	110,250
16,000		Home Depot, Inc.	629,599
2,000		J.C. Penney Co., Inc. Holding Co.	99,520
700	@	Kohl’s Corp.	34,083
150		Limited Brands, Inc.	3,086
1,650		Lowe’s Cos., Inc.	94,397
100		May Department Stores Co.	3,816
5,450		McDonald’s Corp.	168,623
900		Nordstrom, Inc.	54,936
1,650	@	Office Depot, Inc.	32,538
790	@	Sears Holdings Corp.	115,893
6,125		Staples, Inc.	131,871
1,850	@	Starbucks Corp.	101,288
4,250		Target Corp.	228,224
2,100		TJX Cos., Inc.	48,153
1,100	@	Toys “R” Us, Inc.	28,820
14,500		Wal-Mart Stores, Inc.	684,834
8,460		Walgreen Co.	383,575
500		Wendy’s Intl., Inc.	22,565
1,350		Yum! Brands, Inc.	69,242
			3,536,092
		Savings and Loans: 0.1%
1,300		Golden West Financial Corp.	81,406
3,750		Washington Mutual, Inc.	154,875
			236,281
		Semiconductors: 0.9%
1,300	@	Altera Corp.	28,847
1,650		Analog Devices, Inc.	61,182
7,550		Applied Materials, Inc.	123,896
1,200	@	Broadcom Corp.	42,588
426	@	Freescale Semiconductor, Inc.	8,605
43,850		Intel Corp.	1,180,880
200		KLA-Tencor Corp.	9,082
1,300		Linear Technology Corp.	48,711
700		Maxim Integrated Products, Inc.	27,580
1,300		National Semiconductor Corp.	26,156
700	@	Novellus Systems, Inc.	18,655
850	@	Nvidia Corp.	23,112
500	@	QLogic Corp.	16,010
7,150		Texas Instruments, Inc.	197,626
			1,812,930
		Software: 1.3%
4,040		Adobe Systems, Inc.	133,562
1,900		Autodesk, Inc.	75,202
2,600		Automatic Data Processing, Inc.	113,880
1,250	@	BMC Software, Inc.	21,275
800	@	Citrix Systems, Inc.	20,128
2,500		Computer Associates Intl., Inc.	68,175
1,800	@	Compuware Corp.	12,330
1,350	@	Electronic Arts, Inc.	70,929
3,349		First Data Corp.	126,693
1,000	@	Fiserv, Inc.	43,000
1,300		IMS Health, Inc.	31,915
1,100	@	Intuit, Inc.	47,542
500	@	Mercury Interactive Corp.	22,560
41,950		Microsoft Corp.	1,082,309
1,650	@	Novell, Inc.	9,653
37,290	@	Oracle Corp.	478,058
1,950	@	Siebel Systems, Inc.	17,979
2,100	@	Veritas Software Corp.	52,227
			2,427,417
		Telecommunications: 1.4%
1,400		Alltel Corp.	81,438
4,200		AT&T Corp.	78,918
1,650	@	Avaya, Inc.	15,098
4,350		BellSouth Corp.	116,406
600		CenturyTel, Inc.	19,674

See Accompanying Notes to Financial Statements

97

Shares			Value
		Telecommunications (continued)
30,150	@	Cisco Systems, Inc.	$584,306
150		Citizens Communications Co.	2,046
1,200	@	Comverse Technology, Inc.	28,236
600	@	Corning, Inc.	9,408
17,700		Motorola, Inc.	307,449
5,350	@	Nextel Communications, Inc.	161,463
6,800		QUALCOMM, Inc.	253,368
17,250		SBC Communications, Inc.	403,305
1,000		Scientific-Atlanta, Inc.	33,300
3,500		Sprint Corp.	82,915
2,200	@	Tellabs, Inc.	18,084
13,150		Verizon Communications, Inc.	465,247
			2,660,661
		Textiles: 0.0%
750		Cintas Corp.	30,278
			30,278
		Toys/Games/ Hobbies: 0.0%
1,000		Hasbro, Inc.	20,180
1,800		Mattel, Inc.	32,724
			52,904
		Transportation: 0.4%
1,600		Burlington Northern Santa Fe Corp.	79,072
1,790		CSX Corp.	74,428
1,400		FedEx Corp.	125,188
1,600		Norfolk Southern Corp.	51,072
400		Ryder System, Inc.	14,696
1,100		Union Pacific Corp.	73,656
4,650		United Parcel Service, Inc.	342,473
			760,585
		Total Common Stock (Cost $47,050,511)	49,248,384

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.7%
		Federal Home Loan Mortgage Corporation: 33.5%
$73,000,000		4.090%, due 06/26/08	$64,744,576
			64,744,576
		Federal National Mortgage Association: 24.2%
5,430,000		4.050%, due 05/15/08	4,841,812
47,000,000		4.100%, due 05/15/08	41,857,448
			46,699,260
		Total U.S. Government Agency Obligations (Cost $115,979,171)	111,443,836

U.S. TREASURY OBLIGATIONS: 16.3%
		Sovereign: 16.3%
35,089,000		United States Treasury Strip Principal, 3.680%, due 05/15/08	31,531,361
		Total U.S. Treasury Obligations (Cost $31,304,486)	31,531,361
		Total Long-Term Investment (Cost $194,334,168)	192,223,581

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
1,668,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,668,140 to be received upon repurchase (Collateralized by $1,728,000 Federal Home Loan Mortgage Corporation, 3.250%, Market Value plus accrued interest $1,702,221, due 03/14/08)	1,668,000
		Total Short-Term Investments (Cost $1,668,000)	1,668,000

	Total Investments In Securities (Cost $196,002,168)*	100.4%	$193,891,581
	Other Assets and Liabilities-Net	(0.4)	(701,322)
	Net Assets	100.0%	$193,190,259

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $197,043,825. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,564,678
Gross Unrealized Depreciation	(5,716,922)
Net Unrealized Depreciation	$(3,152,244)

See Accompanying Notes to Financial Statements

98

ING PRINCIPAL PROTECTION FUND VIII

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 28.1%
		Advertising: 0.1%
630	@	Interpublic Group of Cos., Inc.	$7,774
970		Omnicom Group, Inc.	79,434
			87,208
		Aerospace/Defense: 0.6%
2,470		Boeing Co.	157,833
690		General Dynamics Corp.	74,506
60		Goodrich Corp.	2,512
150		L-3 Communications Holdings, Inc.	10,617
2,320		Lockheed Martin Corp.	150,545
1,050		Northrop Grumman Corp.	58,506
1,550		Raytheon Co.	60,698
520		Rockwell Collins, Inc.	25,683
1,650		United Technologies Corp.	176,054
			716,954
		Agriculture: 0.5%
6,140		Altria Group, Inc.	412,239
3,620		Archer-Daniels-Midland Co.	71,857
1,350		Monsanto Co.	76,950
470		Reynolds American, Inc.	38,968
500		UST, Inc.	22,280
			622,294
		Apparel: 0.2%
2,220	@	Coach, Inc.	64,469
520		Jones Apparel Group, Inc.	16,593
330		Liz Claiborne, Inc.	12,392
1,270		Nike, Inc.	104,393
160		Reebok Intl., Ltd.	6,514
560		VF Corp.	31,601
			235,962
		Auto Manufacturers: 0.1%
6,080		Ford Motor Co.	60,679
575		PACCAR, Inc.	40,681
			101,360
		Auto Parts and Equipment: 0.0%
550	@	Goodyear Tire & Rubber Co.	7,915
570		Johnson Controls, Inc.	32,296
			40,211
		Banks: 1.8%
1,180		AmSouth Bancorporation	31,459
20,230		Bank of America Corp.	937,053
800		BB&T Corp.	31,952
840		Comerica, Inc.	46,939
450		Compass Bancshares, Inc.	20,057
310		First Horizon National Corp.	13,091
80		Huntington Bancshares, Inc.	1,866
1,850		KeyCorp	60,606
300		M & T Bank Corp.	30,642
670		Marshall & Ilsley Corp.	29,152
640		Mellon Financial Corp.	17,766
1,760		National City Corp.	60,826
1,685		North Fork Bancorporation, Inc.	45,933
610		Northern Trust Corp.	28,011
1,010		PNC Financial Services Group, Inc.	55,197
1,000		State Street Corp.	48,000
1,020		SunTrust Banks, Inc.	75,082
92		Synovus Financial Corp.	2,674
2,290		The Bank of New York Co., Inc.	65,998
6,040		U.S. Bancorp	177,153
4,673		Wachovia Corp.	237,155
2,510		Wells Fargo & Co.	151,629
290		Zions Bancorporation	20,544
			2,188,785
		Beverages: 0.9%
1,160		Anheuser-Busch Cos., Inc.	54,346
400		Brown-Forman Corp.	23,848
11,340		Coca-Cola Co.	506,105
540		Coca-Cola Enterprises, Inc.	11,815
200		Molson Coors Brewing Co.	11,694
620		Pepsi Bottling Group, Inc.	17,589
8,430		PepsiCo, Inc.	474,272
			1,099,669
		Biotechnology: 0.2%
3,720	@	Amgen, Inc.	232,797
850	@	Genzyme Corp.	53,032
150	@	Millipore Corp.	7,724
			293,553
		Building Materials: 0.1%
1,020		American Standard Cos., Inc.	43,656
1,520		Masco Corp.	48,671
310		Vulcan Materials Co.	18,578
			110,905
		Chemicals: 0.5%
800		Air Products & Chemicals, Inc.	48,184
150		Ashland, Inc.	10,245
4,830		Dow Chemical Co.	218,750
2,950		E.I. du Pont de Nemours & Co.	137,204
350		Eastman Chemical Co.	20,573
160		Engelhard Corp.	4,704
270		International Flavors & Fragrances, Inc.	10,014
900		PPG Industries, Inc.	58,851
1,110		Praxair, Inc.	52,026
630		Rohm & Haas Co.	29,390
400		Sherwin-Williams Co.	17,780
270		Sigma-Aldrich Corp.	16,176
			623,897
		Commercial Services: 0.3%
5,280		Cendant Corp.	111,989
770		Equifax, Inc.	26,711
560		H&R Block, Inc.	27,955
1,700		McKesson Corp.	68,459
760		Moody’s Corp.	32,885
1,770		Paychex, Inc.	51,118
800		R.R. Donnelley & Sons Co.	26,600
500		Robert Half Intl., Inc.	12,470
			358,187
		Computers: 1.4%
4,750	@	Apple Computer, Inc.	188,623
950	@	Computer Sciences Corp.	43,995
14,260	@	Dell, Inc.	568,830
750		Electronic Data Systems Corp.	14,775
11,390	@	EMC Corp.	160,143
8,610		Hewlett-Packard Co.	193,811
4,800		International Business Machines Corp.	362,640
430	@	Lexmark Intl., Inc.	29,429
600	@	NCR Corp.	21,978
2,110	@	Network Appliance, Inc.	60,684
19,480	@	Sun Microsystems, Inc.	74,219
990	@	Sungard Data Systems, Inc.	34,363
1,100	@	Unisys Corp.	7,964
			1,761,454

See Accompanying Notes to Financial Statements

99

Shares			Value
		Cosmetics/Personal Care: 0.7%
260		Alberto-Culver Co.	$11,526
150		Avon Products, Inc.	5,961
1,890		Colgate-Palmolive Co.	94,443
2,930		Gillette Co.	154,528
1,550		Kimberly-Clark Corp.	99,712
8,230		Procter & Gamble Co.	453,884
			820,054
		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	23,628
450		W.W. Grainger, Inc.	24,476
			48,104
		Diversified Financial Services: 1.7%
3,780		American Express Co.	203,553
580		Bear Stearns Cos., Inc.	57,443
710		Capital One Financial Corp.	53,534
800		Charles Schwab Corp.	9,072
1,050		CIT Group, Inc.	44,541
7,740		Citigroup, Inc.	364,631
1,910		Countrywide Financial Corp.	70,995
1,080	@	E*TRADE Financial Corp.	13,338
2,850		Fannie Mae	168,834
120		Federated Investors, Inc.	3,553
570		Franklin Resources, Inc.	41,120
2,050		Freddie Mac	133,332
1,520		Goldman Sachs Group, Inc.	148,200
1,590		Lehman Brothers Holdings, Inc.	146,598
3,810		MBNA Corp.	80,353
2,780		Merrill Lynch & Co., Inc.	150,843
5,530		Morgan Stanley	270,749
1,580	@	Providian Financial Corp.	28,156
1,420		SLM Corp.	68,543
200		T. Rowe Price Group, Inc.	11,932
			2,069,320
		Electric: 0.8%
2,150	@	AES Corp.	32,014
500	@	Allegheny Energy, Inc.	12,090
300		Ameren Corp.	16,374
1,490		American Electric Power Co., Inc.	53,178
1,050		CenterPoint Energy, Inc.	12,873
500		Cinergy Corp.	20,615
1,200	@	CMS Energy Corp.	15,876
750		Consolidated Edison, Inc.	34,133
600		Constellation Energy Group, Inc.	32,070
1,000		Dominion Resources, Inc.	70,310
250		DTE Energy Co.	11,885
3,410		Duke Energy Corp.	93,706
1,160		Edison Intl	42,630
750		Entergy Corp.	53,873
2,180		Exelon Corp.	102,132
1,170		FirstEnergy Corp.	51,831
1,380		FPL Group, Inc.	56,097
450		NiSource, Inc.	10,845
1,340		PG&E Corp.	47,932
590		PPL Corp.	33,931
200		Progress Energy, Inc.	8,846
700		Public Service Enterprise Group, Inc.	38,850
2,190		Southern Co.	74,351
800		TECO Energy, Inc.	14,144
1,220		TXU Corp.	97,941
120		Xcel Energy, Inc.	2,212
			1,040,739
		Electrical Components and Equipment: 0.1%
1,270		Emerson Electric Co.	84,417
			84,417
		Electronics: 0.1%
1,400	@	Agilent Technologies, Inc.	33,613
500		Applera Corp. — Applied Biosystems Group	10,705
100	@	Fisher Scientific Intl., Inc.	6,246
470	@	Jabil Circuit, Inc.	13,738
40		Parker Hannifin Corp.	2,413
390		PerkinElmer, Inc.	7,461
3,750	@	Solectron Corp.	13,688
250		Tektronix, Inc.	5,668
470	@	Thermo Electron Corp.	12,370
350	@	Waters Corp.	13,598
			119,500
		Engineering and Construction: 0.0%
50		Fluor Corp.	2,873
			2,873
		Environmental Control: 0.0%
1,660		Waste Management, Inc.	48,953
			48,953
		Food: 0.4%
300		Albertson’s, Inc.	6,297
950		Campbell Soup Co.	29,479
1,750		ConAgra Foods, Inc.	45,763
1,100		General Mills, Inc.	54,450
1,050		H.J. Heinz Co.	38,189
650		Hershey Foods Corp.	41,737
1,320		Kellogg Co.	60,046
1,100	@	Kroger Co.	18,447
450		McCormick & Co., Inc.	15,228
1,600	@	Safeway, Inc.	35,216
2,450		Sara Lee Corp.	49,711
670		SUPERVALU, Inc.	21,949
960		Wm. Wrigley Jr. Co.	65,538
			482,050
		Forest Products and Paper: 0.1%
800		Georgia-Pacific Corp.	26,511
160		International Paper Co.	5,154
510		Louisiana-Pacific Corp.	12,842
600		MeadWestvaco Corp.	17,208
450		Plum Creek Timber Co., Inc.	15,773
500		Temple-Inland, Inc.	17,859
50		Weyerhaeuser Co.	3,208
			98,555
		Gas: 0.1%
430		KeySpan Corp.	17,088
100		Nicor, Inc.	3,950
1,400		Sempra Energy	55,538
			76,576
		Hand/Machine Tools: 0.0%
460		Black & Decker Corp.	40,167
90		Snap-On, Inc.	3,106
280		Stanley Works	12,491
			55,764
		Healthcare-Products: 1.1%
260		Bausch & Lomb, Inc.	20,303
1,810		Baxter Intl., Inc.	66,789
1,480		Becton Dickinson & Co.	85,026
900		Biomet, Inc.	33,921
2,260	@	Boston Scientific Corp.	61,223
340		C.R. Bard, Inc.	23,205
1,880		Guidant Corp.	138,913
9,690		Johnson & Johnson	650,199
3,570		Medtronic, Inc.	191,888

See Accompanying Notes to Financial Statements

100

Shares			Value
		Healthcare-Products (continued)
1,240	@	St. Jude Medical, Inc.	$49,749
810	@	Zimmer Holdings, Inc.	62,030
			1,383,246
		Healthcare-Services: 0.7%
1,700		Aetna, Inc.	132,617
1,200		HCA, Inc.	64,800
930	@	Humana, Inc.	33,815
450	@	Laboratory Corp. of America Holdings	21,803
140		Quest Diagnostics, Inc.	14,700
7,460		UnitedHealth Group, Inc.	362,406
1,740	@	WellPoint, Inc.	231,420
			861,561
		Home Furnishings: 0.0%
510		Leggett & Platt, Inc.	13,586
90		Whirlpool Corp.	6,192
			19,778
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	18,358
760		Clorox Co.	44,391
500		Fortune Brands, Inc.	43,250
			105,999
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	22,790
			22,790
		Insurance: 1.5%
1,440	@@	ACE Ltd.	62,237
1,470		AFLAC, Inc.	61,079
3,390		Allstate Corp.	197,297
370		AMBAC Financial Group, Inc.	26,696
7,670		American Intl. Group, Inc.	426,068
1,150		Aon Corp.	28,670
1,100		Chubb Corp.	92,653
740		CIGNA Corp.	71,965
506		Cincinnati Financial Corp.	19,972
950		Hartford Financial Services Group, Inc.	71,051
360		Jefferson-Pilot Corp.	18,144
510		Lincoln National Corp.	23,220
500		Loews Corp.	37,650
470		MBIA, Inc.	26,287
4,270		MetLife, Inc.	190,441
520		MGIC Investment Corp.	31,897
910		Principal Financial Group	36,300
1,180		Progressive Corp.	113,363
2,600		Prudential Financial, Inc.	164,606
620		Safeco Corp.	33,362
1,000		St. Paul Travelers Cos., Inc.	37,880
330		Torchmark Corp.	17,408
800		UnumProvident Corp.	14,688
800	@@	XL Capital Ltd.	60,224
			1,863,158
		Internet: 0.3%
3,660	@	eBay, Inc.	139,117
4,130	@	Symantec Corp.	93,379
3,850	@	Yahoo!, Inc.	143,220
			375,716
		Iron/Steel: 0.1%
400		Allegheny Technologies, Inc.	8,504
800		Nucor Corp.	42,368
650		United States Steel Corp.	25,851
			76,723
		Leisure Time: 0.1%
320		Brunswick Corp.	13,773
1,600		Carnival Corp.	84,639
920		Harley-Davidson, Inc.	45,108
550		Sabre Holdings Corp.	11,039
			154,559
		Lodging: 0.1%
320		Harrah’s Entertainment, Inc.	22,979
1,770		Hilton Hotels Corp.	42,887
1,170		Marriott Intl., Inc.	79,022
640		Starwood Hotels & Resorts Worldwide, Inc.	35,821
			180,709
		Machinery-Diversified: 0.1%
220		Cummins, Inc.	14,949
360		Deere & Co.	23,814
920		Rockwell Automation, Inc.	47,260
			86,023
		Media: 0.7%
6,600	@	Comcast Corp.	212,520
390		Gannett Co., Inc.	29,039
1,300		McGraw-Hill Cos., Inc.	56,758
140		Meredith Corp.	6,944
40		New York Times Co.	1,255
850		News Corp. — Class A	13,711
13,770	@	Time Warner, Inc.	239,597
70		Tribune Co.	2,533
2,600		Viacom, Inc.	89,154
6,140		Walt Disney Co.	168,482
			819,993
		Mining: 0.1%
550		Freeport-McMoRan Copper & Gold, Inc.	19,415
570		Phelps Dodge Corp.	49,818
			69,233
		Miscellaneous Manufacturing: 1.7%
3,900		3M Co.	298,934
390		Cooper Industries Ltd.	26,887
950		Danaher Corp.	52,374
500		Dover Corp.	18,935
1,070		Eastman Kodak Co.	28,120
500		Eaton Corp.	29,925
31,450		General Electric Co.	1,147,295
4,280		Honeywell Intl., Inc.	155,064
830		Illinois Tool Works, Inc.	70,077
580	@@	Ingersoll-Rand Co. Ltd.	44,898
320		ITT Industries, Inc.	30,400
410		Pall Corp.	11,968
610		Textron, Inc.	47,147
2,960	@@	Tyco Intl., Ltd.	85,633
			2,047,657
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	35,688
3,360	@	Xerox Corp.	45,595
			81,283
		Oil and Gas: 2.6%
190		Amerada Hess Corp.	17,642
560		Anadarko Petroleum Corp.	42,392
720		Apache Corp.	42,307
1,840		Burlington Resources, Inc.	93,251
7,990		ChevronTexaco Corp.	429,702
1,730		ConocoPhillips	186,563
2,360		Devon Energy Corp.	108,324
680		EOG Resources, Inc.	33,925
31,700		Exxon Mobil Corp.	1,781,539

See Accompanying Notes to Financial Statements

101

Shares			Value
		Oil and Gas (continued)
370		Kerr-McGee Corp.	$27,328
1,350		Marathon Oil Corp.	65,462
50		Noble Corp.	2,831
1,580		Occidental Petroleum Corp.	115,514
360		Sunoco, Inc.	36,925
700	@	Transocean, Inc.	34,867
1,120		Unocal Corp.	63,829
1,350		Valero Energy Corp.	92,637
			3,175,038
		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	18,476
120		BJ Services Co.	6,042
1,100		Halliburton Co.	47,014
450	@	National-Oilwell Varco, Inc.	20,250
			91,782
		Packaging and Containers: 0.0%
480		Ball Corp.	18,024
320		Bemis Co.	8,691
480	@	Pactiv Corp.	10,968
290	@	Sealed Air Corp.	15,019
			52,702
		Pharmaceuticals: 1.4%
450		Abbott Laboratories	21,708
490		Allergan, Inc.	37,882
450		AmerisourceBergen Corp.	29,057
5,820		Bristol-Myers Squibb Co.	147,595
2,500		Cardinal Health, Inc.	144,825
2,300	@	Caremark Rx, Inc.	102,718
220	@	Express Scripts, Inc.	20,326
520	@	Forest Laboratories, Inc.	20,062
1,400	@	Gilead Sciences, Inc.	57,120
400	@	Hospira, Inc.	15,232
600	@	King Pharmaceuticals, Inc.	5,676
920	@	Medco Health Solutions, Inc.	46,000
7,160		Merck & Co., Inc.	232,270
22,120		Pfizer, Inc.	617,147
4,400		Schering-Plough Corp.	85,800
3,950		Wyeth	171,312
			1,754,730
		Pipelines: 0.1%
1,500		El Paso Corp.	15,510
340		Kinder Morgan, Inc.	26,421
1,470		Williams Cos., Inc.	27,063
			68,994
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	12,985
300		Archstone-Smith Trust	11,046
1,200		Equity Office Properties Trust	38,988
850		Equity Residential	30,515
310		Simon Property Group, Inc.	21,303
			114,837
		Retail: 2.0%
50	@	Autonation, Inc.	1,000
940	@	Bed Bath & Beyond, Inc.	38,211
1,730		Best Buy Co., Inc.	94,164
950		Circuit City Stores, Inc.	15,571
1,620		Costco Wholesale Corp.	73,580
580		CVS Corp.	31,813
840		Darden Restaurants, Inc.	27,283
400		Dillard’s, Inc.	9,568
250		Family Dollar Stores, Inc.	6,418
850		Federated Department Stores, Inc.	57,333
4,380		Gap, Inc.	91,980
11,250		Home Depot, Inc.	442,688
1,400		J.C. Penney Co., Inc. Holding Co.	69,664
500	@	Kohl’s Corp.	24,345
120		Limited Brands, Inc.	2,468
1,140		Lowe’s Cos., Inc.	65,219
460		May Department Stores Co.	17,554
3,810		McDonald’s Corp.	117,881
640		Nordstrom, Inc.	39,066
1,500	@	Office Depot, Inc.	29,580
540	@	Sears Holdings Corp.	79,218
4,310		Staples, Inc.	92,794
1,310	@	Starbucks Corp.	71,723
3,000		Target Corp.	161,100
1,480		TJX Cos., Inc.	33,936
800	@	Toys “R” Us, Inc.	20,960
10,040		Wal-Mart Stores, Inc.	474,188
5,950		Walgreen Co.	269,773
330		Wendy’s Intl., Inc.	14,893
920		Yum! Brands, Inc.	47,187
			2,521,158
		Savings and Loans: 0.1%
820		Golden West Financial Corp.	51,348
2,610		Washington Mutual, Inc.	107,793
			159,141
		Semiconductors: 1.0%
1,020	@	Altera Corp.	22,634
1,120		Analog Devices, Inc.	41,530
4,950		Applied Materials, Inc.	81,229
850	@	Broadcom Corp.	30,167
299	@	Freescale Semiconductor, Inc.	6,040
30,890		Intel Corp.	831,867
150		KLA-Tencor Corp.	6,812
930		Linear Technology Corp.	34,847
460		Maxim Integrated Products, Inc.	18,124
1,090		National Semiconductor Corp.	21,931
450	@	Novellus Systems, Inc.	11,993
550	@	Nvidia Corp.	14,955
400	@	QLogic Corp.	12,808
5,110		Texas Instruments, Inc.	141,239
			1,276,176
		Software: 1.3%
2,780		Adobe Systems, Inc.	91,907
1,360		Autodesk, Inc.	53,829
1,710		Automatic Data Processing, Inc.	74,898
1,010	@	BMC Software, Inc.	17,190
440	@	Citrix Systems, Inc.	11,070
1,570		Computer Associates Intl., Inc.	42,814
1,440	@	Compuware Corp.	9,864
920	@	Electronic Arts, Inc.	48,337
2,347		First Data Corp.	88,787
640	@	Fiserv, Inc.	27,520
580		IMS Health, Inc.	14,239
530	@	Intuit, Inc.	22,907
350	@	Mercury Interactive Corp.	15,792
29,500		Microsoft Corp.	761,099
1,430	@	Novell, Inc.	8,366
26,180	@	Oracle Corp.	335,628
1,470	@	Siebel Systems, Inc.	13,553
1,190	@	Veritas Software Corp.	29,595
			1,667,395
		Telecommunications: 1.5%
1,010		Alltel Corp.	58,752
3,470		AT&T Corp.	65,201
2,150	@	Avaya, Inc.	19,673
3,060		BellSouth Corp.	81,886
390		CenturyTel, Inc.	12,788
21,100	@	Cisco Systems, Inc.	408,917
100		Citizens Communications Co.	1,364

See Accompanying Notes to Financial Statements

102

Shares			Value
		Telecommunications (continued)
440	@	Comverse Technology, Inc.	$10,353
400	@	Corning, Inc.	6,272
12,380		Motorola, Inc.	215,041
3,770	@	Nextel Communications, Inc.	113,779
4,890		QUALCOMM, Inc.	182,201
12,160		SBC Communications, Inc.	284,301
610		Scientific-Atlanta, Inc.	20,313
2,450		Sprint Corp.	58,041
1,790	@	Tellabs, Inc.	14,714
9,250		Verizon Communications, Inc.	327,264
			1,880,860
		Textiles: 0.0%
490		Cintas Corp.	19,781
			19,781
		Toys/Games/Hobbies: 0.0%
660		Hasbro, Inc.	13,319
1,250		Mattel, Inc.	22,725
			36,044
		Transportation: 0.5%
1,390		Burlington Northern Santa Fe Corp.	68,694
1,250		CSX Corp.	51,975
960		FedEx Corp.	85,843
1,380		Norfolk Southern Corp.	44,050
270		Ryder System, Inc.	9,920
850		Union Pacific Corp.	56,916
3,330		United Parcel Service, Inc.	245,254
			562,652
		Total Common Stock (Cost $33,256,920)	34,717,062

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.2%
		Federal Home Loan Mortgage Corporation: 56.2%
$80,000,000		4.040%, due 12/22/08	$69,485,920
		Total U.S. Government Agency Obligations (Cost $70,364,693)	69,485,920

U.S. TREASURY OBLIGATIONS: 16.2%
		U.S. Treasury STRIP: 16.2%
22,631,000		3.680%, due 11/15/08	19,971,971
		Total U.S. Treasury Obligations (Cost $19,800,638)	19,971,971
		Total-Long Term Investments (Cost $123,422,251)	124,174,953

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
616,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $616,052 to be received upon repurchase (Collateralized by $635,000 Federal Home Loan Mortgage Corporation, 3.600%, Market Value plus accrued interest $629,272, due 05/22/08)	616,000
		Total Short-Term Investments (Cost $616,000)	616,000

	Total Investments In Securities (Cost $124,038,251)*	101.0%	$124,790,953
	Other Assets and Liabilities-Net	(1.0)	(1,206,611)
	Net Assets	100.0%	$123,584,342

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $125,473,131. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,071,188
Gross Unrealized Depreciation	(1,753,366)
Net Unrealized Appreciation	$(682,178)

See Accompanying Notes to Financial Statements

103

ING PRINCIPAL PROTECTION FUND IX

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 33.4%
		Advertising: 0.1%
900	@	Interpublic Group of Cos., Inc.	$11,106
800		Omnicom Group, Inc.	65,512
			76,618
		Aerospace/ Defense: 0.7%
1,950		Boeing Co.	124,605
550		General Dynamics Corp.	59,389
50		Goodrich Corp.	2,093
50		L-3 Communications Holdings, Inc.	3,539
1,880		Lockheed Martin Corp.	121,993
850		Northrop Grumman Corp.	47,362
1,100		Raytheon Co.	43,076
400		Rockwell Collins, Inc.	19,756
1,300		United Technologies Corp.	138,710
			560,523
		Agriculture: 0.6%
5,000		Altria Group, Inc.	335,700
2,900		Archer-Daniels-Midland Co.	57,565
1,070		Monsanto Co.	60,990
300		Reynolds American, Inc.	24,873
400		UST, Inc.	17,824
			496,952
		Apparel: 0.2%
1,600	@	Coach, Inc.	46,464
450		Jones Apparel Group, Inc.	14,360
450		Liz Claiborne, Inc.	16,898
1,060		Nike, Inc.	87,131
100		Reebok Intl., Ltd.	4,071
440		VF Corp.	24,829
			193,753
		Auto Manufacturers: 0.1%
5,000		Ford Motor Co.	49,900
450		PACCAR, Inc.	31,838
			81,738
		Auto Parts and Equipment: 0.0%
700	@	Goodyear Tire & Rubber Co.	10,073
450		Johnson Controls, Inc.	25,497
			35,570
		Banks: 2.1%
800		AmSouth Bancorporation	21,328
16,350		Bank of America Corp.	757,331
650		BB&T Corp.	25,961
650		Comerica, Inc.	36,322
300		Compass Bancshares, Inc.	13,371
250		First Horizon National Corp.	10,558
50		Huntington Bancshares, Inc.	1,166
1,450		KeyCorp	47,502
250		M & T Bank Corp.	25,535
450		Marshall & Ilsley Corp.	19,580
500		Mellon Financial Corp.	13,880
1,400		National City Corp.	48,384
1,175		North Fork Bancorporation, Inc.	32,031
500		Northern Trust Corp.	22,960
750		PNC Financial Services Group, Inc.	40,988
800		State Street Corp.	38,400
800		SunTrust Banks, Inc.	58,888
391		Synovus Financial Corp.	11,366
2,100		The Bank of New York Co., Inc.	60,522
4,950		U.S. Bancorp	145,183
3,751		Wachovia Corp.	190,362
2,000		Wells Fargo & Co.	120,820
200		Zions Bancorporation	14,168
			1,756,606
		Beverages: 1.1%
900		Anheuser-Busch Cos., Inc.	42,165
400		Brown-Forman Corp.	23,848
9,150		Coca-Cola Co.	408,364
400		Coca-Cola Enterprises, Inc.	8,752
250		Molson Coors Brewing Co.	14,618
550		Pepsi Bottling Group, Inc.	15,604
6,750		PepsiCo, Inc.	379,755
			893,106
		Biotechnology: 0.3%
3,100	@	Amgen, Inc.	193,998
600	@	Genzyme Corp.	37,434
100	@	Millipore Corp.	5,149
			236,581
		Building Materials: 0.1%
800		American Standard Cos., Inc.	34,240
1,100		Masco Corp.	35,222
250		Vulcan Materials Co.	14,983
			84,445
		Chemicals: 0.6%
650		Air Products & Chemicals, Inc.	39,150
50		Ashland, Inc.	3,415
3,950		Dow Chemical Co.	178,895
2,400		E.I. du Pont de Nemours & Co.	111,623
300		Eastman Chemical Co.	17,634
150		Engelhard Corp.	4,410
200		International Flavors & Fragrances, Inc.	7,418
750		PPG Industries, Inc.	49,043
750		Praxair, Inc.	35,153
500		Rohm & Haas Co.	23,325
350		Sherwin-Williams Co.	15,558
200		Sigma-Aldrich Corp.	11,982
			497,606
		Commercial Services: 0.3%
4,250		Cendant Corp.	90,143
500		Equifax, Inc.	17,345
500		H&R Block, Inc.	24,960
1,200		McKesson Corp.	48,324
600		Moody’s Corp.	25,962
1,450		Paychex, Inc.	41,876
600		R.R. Donnelley & Sons Co.	19,950
400		Robert Half Intl., Inc.	9,976
			278,536
		Computers: 1.7%
3,810	@	Apple Computer, Inc.	151,295
750	@	Computer Sciences Corp.	34,733
11,480	@	Dell, Inc.	457,936
600		Electronic Data Systems Corp.	11,820
9,950	@	EMC Corp.	139,897
7,000		Hewlett-Packard Co.	157,570
3,850		International Business Machines Corp.	290,868
300	@	Lexmark Intl., Inc.	20,532
400	@	NCR Corp.	14,652
1,710	@	Network Appliance, Inc.	49,180
15,710	@	Sun Microsystems, Inc.	59,855
600	@	Sungard Data Systems, Inc.	20,826
700	@	Unisys Corp.	5,068
			1,414,232

See Accompanying Notes to Financial Statements

104

Shares			Value
		Cosmetics/ Personal Care: 0.8%
200		Alberto-Culver Co.	$8,866
100		Avon Products, Inc.	3,974
1,300		Colgate-Palmolive Co.	64,961
2,350		Gillette Co.	123,939
1,200		Kimberly-Clark Corp.	77,196
6,550		Procter & Gamble Co.	361,233
			640,169
		Distribution/ Wholesale: 0.0%
450		Genuine Parts Co.	19,332
200		W.W. Grainger, Inc.	10,878
			30,210
		Diversified Financial Services: 2.0%
3,050		American Express Co.	164,242
540		Bear Stearns Cos., Inc.	53,482
600		Capital One Financial Corp.	45,240
500		Charles Schwab Corp.	5,670
850		CIT Group, Inc.	36,057
6,200		Citigroup, Inc.	292,081
1,550		Countrywide Financial Corp.	57,614
860	@	E*TRADE Financial Corp.	10,621
2,300		Fannie Mae	136,252
450		Franklin Resources, Inc.	32,463
1,650		Freddie Mac	107,316
1,200		Goldman Sachs Group, Inc.	117,000
1,290		Lehman Brothers Holdings, Inc.	118,938
3,050		MBNA Corp.	64,325
2,300		Merrill Lynch & Co., Inc.	124,798
4,500		Morgan Stanley	220,319
1,050	@	Providian Financial Corp.	18,711
1,100		SLM Corp.	53,097
150		T. Rowe Price Group, Inc.	8,949
			1,667,175
		Electric: 1.0%
1,600	@	AES Corp.	23,824
400	@	Allegheny Energy, Inc.	9,672
250		Ameren Corp.	13,645
950		American Electric Power Co., Inc.	33,906
850		CenterPoint Energy, Inc.	10,421
400		Cinergy Corp.	16,492
990	@	CMS Energy Corp.	13,098
600		Consolidated Edison, Inc.	27,306
400		Constellation Energy Group, Inc.	21,380
900		Dominion Resources, Inc.	63,279
200		DTE Energy Co.	9,508
2,450		Duke Energy Corp.	67,325
1,000		Edison Intl	36,750
550		Entergy Corp.	39,507
1,800		Exelon Corp.	84,329
900		FirstEnergy Corp.	39,870
1,000		FPL Group, Inc.	40,650
350		NiSource, Inc.	8,435
950		PG&E Corp.	33,982
450		PPL Corp.	25,880
150		Progress Energy, Inc.	6,635
550		Public Service Enterprise Group, Inc.	30,525
1,750		Southern Co.	59,413
600		TECO Energy, Inc.	10,608
1,000		TXU Corp.	80,279
200		Xcel Energy, Inc.	3,686
			810,405
		Electrical Components and Equipment: 0.1%
1,000		Emerson Electric Co.	66,470
			66,470
		Electronics: 0.1%
1,050	@	Agilent Technologies, Inc.	25,210
600		Applera Corp. — Applied Biosystems Group	12,846
50	@	Fisher Scientific Intl., Inc.	3,123
450	@	Jabil Circuit, Inc.	13,153
50		Parker Hannifin Corp.	3,017
400		PerkinElmer, Inc.	7,652
2,950	@	Solectron Corp.	10,768
300		Tektronix, Inc.	6,801
400	@	Thermo Electron Corp.	10,528
300	@	Waters Corp.	11,655
			104,753
		Environmental Control: 0.0%
1,350		Waste Management, Inc.	39,812
			39,812
		Food: 0.5%
250		Albertson’s, Inc.	5,248
750		Campbell Soup Co.	23,273
1,350		ConAgra Foods, Inc.	35,303
900		General Mills, Inc.	44,549
900		H.J. Heinz Co.	32,733
500		Hershey Foods Corp.	32,105
850		Kellogg Co.	38,667
900	@	Kroger Co.	15,093
400		McCormick & Co., Inc.	13,536
1,200	@	Safeway, Inc.	26,412
1,950		Sara Lee Corp.	39,566
450		SUPERVALU, Inc.	14,742
800		Wm. Wrigley Jr. Co.	54,615
			375,842
		Forest Products and Paper: 0.1%
650		Georgia-Pacific Corp.	21,540
100		International Paper Co.	3,221
430		Louisiana-Pacific Corp.	10,827
500		MeadWestvaco Corp.	14,340
450		Plum Creek Timber Co., Inc.	15,773
400		Temple-Inland, Inc.	14,288
50		Weyerhaeuser Co.	3,208
			83,197
		Gas: 0.1%
400		KeySpan Corp.	15,896
100		Nicor, Inc.	3,950
1,100		Sempra Energy	43,637
			63,483
		Hand/ Machine Tools: 0.1%
370		Black & Decker Corp.	32,308
100		Snap-On, Inc.	3,451
300		Stanley Works	13,383
			49,142
		Healthcare-Products: 1.3%
200		Bausch & Lomb, Inc.	15,618
1,450		Baxter Intl., Inc.	53,505
1,180		Becton Dickinson & Co.	67,791
700		Biomet, Inc.	26,383
1,850	@	Boston Scientific Corp.	50,117
250		C.R. Bard, Inc.	17,063
1,490		Guidant Corp.	110,096
7,750		Johnson & Johnson	520,024
2,950		Medtronic, Inc.	158,563
850	@	St. Jude Medical, Inc.	34,102
550	@	Zimmer Holdings, Inc.	42,119
			1,095,381

See Accompanying Notes to Financial Statements

105

Shares			Value
		Healthcare-Services: 0.8%
1,380		Aetna, Inc.	$107,654
1,000		HCA, Inc.	54,000
650	@	Humana, Inc.	23,634
350	@	Laboratory Corp. of America Holdings	16,958
100		Quest Diagnostics, Inc.	10,500
6,000		UnitedHealth Group, Inc.	291,479
1,420	@	WellPoint, Inc.	188,860
			693,085
		Home Furnishings: 0.0%
500		Leggett & Platt, Inc.	13,320
200		Whirlpool Corp.	13,760
			27,080
		Household Products/ Wares: 0.1%
100		Avery Dennison Corp.	5,245
650		Clorox Co.	37,967
400		Fortune Brands, Inc.	34,600
			77,812
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	15,953
			15,953
		Insurance: 1.8%
1,150	@@	ACE Ltd.	49,703
1,200		AFLAC, Inc.	49,860
2,750		Allstate Corp.	160,049
300		AMBAC Financial Group, Inc.	21,645
6,200		American Intl. Group, Inc.	344,409
900		Aon Corp.	22,437
890		Chubb Corp.	74,965
620		CIGNA Corp.	60,295
503		Cincinnati Financial Corp.	19,853
750		Hartford Financial Services Group, Inc.	56,093
450		Jefferson-Pilot Corp.	22,680
600		Lincoln National Corp.	27,318
400		Loews Corp.	30,120
350		MBIA, Inc.	19,576
3,450		MetLife, Inc.	153,869
400		MGIC Investment Corp.	24,536
750		Principal Financial Group	29,918
850		Progressive Corp.	81,660
2,120		Prudential Financial, Inc.	134,217
550		Safeco Corp.	29,596
800		St. Paul Travelers Cos., Inc.	30,304
300		Torchmark Corp.	15,825
650		UnumProvident Corp.	11,934
650	@@	XL Capital Ltd.	48,932
			1,519,794
		Internet: 0.4%
2,950	@	eBay, Inc.	112,130
300	@	Monster Worldwide, Inc.	7,914
3,320	@	Symantec Corp.	75,065
3,100	@	Yahoo!, Inc.	115,320
			310,429
		Iron/ Steel: 0.1%
650		Nucor Corp.	34,424
450		United States Steel Corp.	17,897
			52,321
		Leisure Time: 0.2%
250		Brunswick Corp.	10,760
1,300		Carnival Corp.	68,770
800		Harley-Davidson, Inc.	39,224
400		Sabre Holdings Corp.	8,028
			126,782
		Lodging: 0.2%
250		Harrah’s Entertainment, Inc.	17,953
1,050		Hilton Hotels Corp.	25,442
920		Marriott Intl., Inc.	62,136
550		Starwood Hotels & Resorts Worldwide, Inc.	30,783
			136,314
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	13,590
300		Deere & Co.	19,845
700		Rockwell Automation, Inc.	35,959
			69,394
		Media: 0.8%
5,300	@	Comcast Corp.	170,660
300		Gannett Co., Inc.	22,338
1,000		McGraw-Hill Cos., Inc.	43,660
100		Meredith Corp.	4,960
300		New York Times Co.	9,411
700		News Corp. — Class A	11,291
11,050	@	Time Warner, Inc.	192,270
50		Tribune Co.	1,809
2,100		Viacom, Inc.	72,009
4,950		Walt Disney Co.	135,828
			664,236
		Mining: 0.1%
450		Freeport-McMoRan Copper & Gold, Inc.	15,885
400		Phelps Dodge Corp.	34,960
			50,845
		Miscellaneous Manufacturing: 2.0%
3,200		3M Co.	245,279
300		Cooper Industries Ltd.	20,682
650		Danaher Corp.	35,835
400		Dover Corp.	15,148
700		Eastman Kodak Co.	18,396
400		Eaton Corp.	23,940
25,100		General Electric Co.	915,647
3,500		Honeywell Intl., Inc.	126,805
650		Illinois Tool Works, Inc.	54,880
450	@@	Ingersoll-Rand Co. Ltd.	34,835
200		ITT Industries, Inc.	19,000
300		Pall Corp.	8,757
500		Textron, Inc.	38,645
2,400	@@	Tyco Intl., Ltd.	69,432
			1,627,281
		Office/ Business Equipment: 0.1%
650		Pitney Bowes, Inc.	28,997
2,250	@	Xerox Corp.	30,532
			59,529
		Oil and Gas: 3.0%
150		Amerada Hess Corp.	13,928
450		Anadarko Petroleum Corp.	34,065
600		Apache Corp.	35,256
1,500		Burlington Resources, Inc.	76,020
6,400		ChevronTexaco Corp.	344,191
1,350		ConocoPhillips	145,583
1,900		Devon Energy Corp.	87,210
500		EOG Resources, Inc.	24,945
25,300		Exxon Mobil Corp.	1,421,859
300		Kerr-McGee Corp.	22,158
1,050		Marathon Oil Corp.	50,915
50		Noble Corp.	2,831

See Accompanying Notes to Financial Statements

106

Shares			Value
		Oil and Gas (continued)
1,150		Occidental Petroleum Corp.	$84,077
250		Sunoco, Inc.	25,643
550	@	Transocean, Inc.	27,396
800		Unocal Corp.	45,592
900		Valero Energy Corp.	61,758
			2,503,427
		Oil and Gas Services: 0.1%
50		Baker Hughes, Inc.	2,310
100		BJ Services Co.	5,035
900		Halliburton Co.	38,466
400	@	National-Oilwell Varco, Inc.	18,000
			63,811
		Packaging and Containers: 0.0%
400		Ball Corp.	15,020
200		Bemis Co.	5,432
400	@	Pactiv Corp.	9,140
200	@	Sealed Air Corp.	10,358
			39,950
		Pharmaceuticals: 1.7%
350		Abbott Laboratories	16,884
300		Allergan, Inc.	23,193
490		AmerisourceBergen Corp.	31,639
4,650		Bristol-Myers Squibb Co.	117,924
2,000		Cardinal Health, Inc.	115,860
1,860	@	Caremark Rx, Inc.	83,068
200	@	Express Scripts, Inc.	18,478
400	@	Forest Laboratories, Inc.	15,432
1,100	@	Gilead Sciences, Inc.	44,880
350	@	Hospira, Inc.	13,328
500	@	King Pharmaceuticals, Inc.	4,730
700	@	Medco Health Solutions, Inc.	35,000
5,750		Merck & Co., Inc.	186,530
17,700		Pfizer, Inc.	493,830
3,700		Schering-Plough Corp.	72,150
3,200		Wyeth	138,784
			1,411,710
		Pipelines: 0.1%
550		El Paso Corp.	5,687
250		Kinder Morgan, Inc.	19,428
1,250		Williams Cos., Inc.	23,012
			48,127
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,275
250		Archstone-Smith Trust	9,205
950		Equity Office Properties Trust	30,866
650		Equity Residential	23,335
250		Simon Property Group, Inc.	17,180
			89,861
		Retail: 2.4%
50	@	Autonation, Inc.	1,000
850	@	Bed Bath & Beyond, Inc.	34,553
1,250		Best Buy Co., Inc.	68,038
650		Circuit City Stores, Inc.	10,654
1,150		Costco Wholesale Corp.	52,233
500		CVS Corp.	27,425
500		Darden Restaurants, Inc.	16,240
320		Dillard’s, Inc.	7,654
200		Family Dollar Stores, Inc.	5,134
700		Federated Department Stores, Inc.	47,215
3,000		Gap, Inc.	63,000
9,100		Home Depot, Inc.	358,084
1,250		J.C. Penney Co., Inc. Holding Co.	62,200
400	@	Kohl’s Corp.	19,476
100		Limited Brands, Inc.	2,057
950		Lowe’s Cos., Inc.	54,350
50		May Department Stores Co.	1,908
3,100		McDonald’s Corp.	95,913
500		Nordstrom, Inc.	30,520
750	@	Office Depot, Inc.	14,790
450	@	Sears Holdings Corp.	66,015
3,490		Staples, Inc.	75,140
1,050	@	Starbucks Corp.	57,488
2,450		Target Corp.	131,564
1,350		TJX Cos., Inc.	30,956
550	@	Toys “R” Us, Inc.	14,410
8,200		Wal-Mart Stores, Inc.	387,285
4,770		Walgreen Co.	216,271
450		Wendy’s Intl., Inc.	20,309
800		Yum! Brands, Inc.	41,032
			2,012,914
		Savings and Loans: 0.2%
650		Golden West Financial Corp.	40,703
2,150		Washington Mutual, Inc.	88,795
			129,498
		Semiconductors: 1.2%
850	@	Altera Corp.	18,862
1,000		Analog Devices, Inc.	37,080
4,000		Applied Materials, Inc.	65,640
700	@	Broadcom Corp.	24,843
210	@	Freescale Semiconductor, Inc.	4,242
24,750		Intel Corp.	666,517
100		KLA-Tencor Corp.	4,541
700		Linear Technology Corp.	26,229
400		Maxim Integrated Products, Inc.	15,760
900		National Semiconductor Corp.	18,108
350	@	Novellus Systems, Inc.	9,328
450	@	Nvidia Corp.	12,236
350	@	QLogic Corp.	11,207
4,100		Texas Instruments, Inc.	113,323
			1,027,916
		Software: 1.6%
2,280		Adobe Systems, Inc.	75,376
1,070		Autodesk, Inc.	42,351
1,350		Automatic Data Processing, Inc.	59,130
900	@	BMC Software, Inc.	15,318
450	@	Citrix Systems, Inc.	11,322
1,550		Computer Associates Intl., Inc.	42,269
1,250	@	Compuware Corp.	8,563
850	@	Electronic Arts, Inc.	44,659
1,900		First Data Corp.	71,877
400	@	Fiserv, Inc.	17,200
450		IMS Health, Inc.	11,048
450	@	Intuit, Inc.	19,449
300	@	Mercury Interactive Corp.	13,536
24,000		Microsoft Corp.	619,199
1,000	@	Novell, Inc.	5,850
21,090	@	Oracle Corp.	270,373
1,150	@	Siebel Systems, Inc.	10,603
950	@	Veritas Software Corp.	23,627
			1,361,750
		Telecommunications: 1.8%
800		Alltel Corp.	46,536
2,400		AT&T Corp.	45,096
1,100	@	Avaya, Inc.	10,065
2,450		BellSouth Corp.	65,562
300		CenturyTel, Inc.	9,837
16,650	@	Cisco Systems, Inc.	322,677
100		Citizens Communications Co.	1,364
600	@	Comverse Technology, Inc.	14,118
350	@	Corning, Inc.	5,488
10,150		Motorola, Inc.	176,306

See Accompanying Notes to Financial Statements

107

Shares			Value
		Telecommunications (continued)
3,050	@	Nextel Communications, Inc.	$92,049
3,900		QUALCOMM, Inc.	145,314
9,800		SBC Communications, Inc.	229,124
500		Scientific-Atlanta, Inc.	16,650
2,000		Sprint Corp.	47,380
1,000	@	Tellabs, Inc.	8,220
7,450		Verizon Communications, Inc.	263,581
			1,499,367
		Textiles: 0.0%
400		Cintas Corp.	16,148
			16,148
		Toys/ Games/ Hobbies: 0.0%
600		Hasbro, Inc.	12,108
1,400		Mattel, Inc.	25,452
			37,560
		Transportation: 0.5%
1,050		Burlington Northern Santa Fe Corp.	51,891
1,000		CSX Corp.	41,580
800		FedEx Corp.	71,536
1,150		Norfolk Southern Corp.	36,708
200		Ryder System, Inc.	7,348
650		Union Pacific Corp.	43,524
2,700		United Parcel Service, Inc.	198,855
			451,442
		Total Common Stock (Cost $26,652,915)	27,756,641

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.8%
		Federal Home Loan Mortgage Corporation: 61.8%
$60,000,000		4.070%, due 04/21/09	$51,367,919
		Total U.S. Government Agency Obligations (Cost $51,630,966)	51,367,919

U.S. TREASURY OBLIGATIONS: 5.4%
		U.S. Treasury STRIP: 5.4%
$5,174,000		3.680%, due 02/15/09	4,524,979
		Total U.S. Treasury Obligations (Cost $4,483,259)	4,524,979
		Total Long-Term Investments (Cost $82,767,140)	83,649,539

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
489,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $489,041 to be received upon repurchase (Collateralized by $524,799 U.S. Treasury STRIPS, 0.000%, Market Value plus accrued interest $503,671, due 08/15/06)	489,000
		Total Short-Term Investments (Cost $489,000)	489,000

	Total Investments In Securities (Cost $83,256,140)*	101.2%	$84,138,539
	Other Assets and Liabilities-Net	(1.2)	(973,062)
	Net Assets	100.0%	$83,165,477

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $84,184,661. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$854,102
Gross Unrealized Depreciation	(900,224)
Net Unrealized Appreciation	$(46,122)

See Accompanying Notes to Financial Statements

108

ING PRINCIPAL PROTECTION FUND X

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 34.5%
		Advertising: 0.1%
431	@	Interpublic Group of Cos., Inc.	$5,319
657		Omnicom Group, Inc.	53,801
			59,120
		Aerospace/ Defense: 0.7%
1,665		Boeing Co.	106,394
449		General Dynamics Corp.	48,483
63		Goodrich Corp.	2,637
100		L-3 Communications Holdings, Inc.	7,078
1,569		Lockheed Martin Corp.	101,812
877		Northrop Grumman Corp.	48,866
931		Raytheon Co.	36,458
419		Rockwell Collins, Inc.	20,694
1,149		United Technologies Corp.	122,599
			495,021
		Agriculture: 0.6%
4,126		Altria Group, Inc.	277,021
2,465		Archer-Daniels-Midland Co.	48,930
1,044		Monsanto Co.	59,508
217		Reynolds American, Inc.	17,991
172		UST, Inc.	7,664
			411,114
		Apparel: 0.2%
1,500	@	Coach, Inc.	43,560
353		Jones Apparel Group, Inc.	11,264
261		Liz Claiborne, Inc.	9,801
888		Nike, Inc.	72,993
142		Reebok Intl., Ltd.	5,781
383		VF Corp.	21,613
			165,012
		Auto Manufacturers: 0.1%
4,100		Ford Motor Co.	40,918
331		PACCAR, Inc.	23,418
			64,336
		Auto Parts and Equipment: 0.0%
429	@	Goodyear Tire & Rubber Co.	6,173
430		Johnson Controls, Inc.	24,364
			30,537
		Banks: 2.2%
850		AmSouth Bancorporation	22,661
13,712		Bank of America Corp.	635,139
535		BB&T Corp.	21,368
587		Comerica, Inc.	32,802
300		Compass Bancshares, Inc.	13,371
120		First Horizon National Corp.	5,068
98		Huntington Bancshares, Inc.	2,285
1,252		KeyCorp	41,016
271		M & T Bank Corp.	27,680
445		Marshall & Ilsley Corp.	19,362
428		Mellon Financial Corp.	11,881
1,318		National City Corp.	45,550
1,156		North Fork Bancorporation, Inc.	31,513
421		Northern Trust Corp.	19,332
579		PNC Financial Services Group, Inc.	31,642
652		State Street Corp.	31,296
675		SunTrust Banks, Inc.	49,687
290		Synovus Financial Corp.	8,430
1,578		The Bank of New York Co., Inc.	45,478
4,118		U.S. Bancorp	120,781
3,185		Wachovia Corp.	161,639
1,663		Wells Fargo & Co.	100,462
199		Zions Bancorporation	14,097
			1,492,540
		Beverages: 1.1%
792		Anheuser-Busch Cos., Inc.	37,105
313		Brown-Forman Corp.	18,661
7,742		Coca-Cola Co.	345,526
712		Coca-Cola Enterprises, Inc.	15,579
207		Molson Coors Brewing Co.	12,103
409		Pepsi Bottling Group, Inc.	11,603
5,745		PepsiCo, Inc.	323,214
			763,791
		Biotechnology: 0.3%
2,527	@	Amgen, Inc.	158,139
507	@	Genzyme Corp.	31,632
97	@	Millipore Corp.	4,995
			194,766
		Building Materials: 0.1%
721		American Standard Cos., Inc.	30,860
918		Masco Corp.	29,394
252		Vulcan Materials Co.	15,102
			75,356
		Chemicals: 0.6%
602		Air Products & Chemicals, Inc.	36,258
42		Ashland, Inc.	2,869
3,248		Dow Chemical Co.	147,101
2,011		E.I. du Pont de Nemours & Co.	93,532
311		Eastman Chemical Co.	18,281
144		Engelhard Corp.	4,234
200	@	Hercules, Inc.	2,772
188		International Flavors & Fragrances, Inc.	6,973
585		PPG Industries, Inc.	38,253
715		Praxair, Inc.	33,512
451		Rohm & Haas Co.	21,039
312		Sherwin-Williams Co.	13,868
169		Sigma-Aldrich Corp.	10,125
			428,817
		Commercial Services: 0.4%
3,545		Cendant Corp.	75,190
492		Equifax, Inc.	17,067
478		H&R Block, Inc.	23,862
1,061		McKesson Corp.	42,727
594		Moody’s Corp.	25,702
1,223		Paychex, Inc.	35,320
479		R.R. Donnelley & Sons Co.	15,927
345		Robert Half Intl., Inc.	8,604
			244,399
		Computers: 1.8%
3,220	@	Apple Computer, Inc.	127,866
629	@	Computer Sciences Corp.	29,129
9,676	@	Dell, Inc.	385,976
500		Electronic Data Systems Corp.	9,850
8,210	@	EMC Corp.	115,433
5,789		Hewlett-Packard Co.	130,310
3,248		International Business Machines Corp.	245,386
303	@	Lexmark Intl., Inc.	20,737
446	@	NCR Corp.	16,337
1,434	@	Network Appliance, Inc.	41,242
13,162	@	Sun Microsystems, Inc.	50,147
714	@	Sungard Data Systems, Inc.	24,783
716	@	Unisys Corp.	5,184
			1,202,380

See Accompanying Notes to Financial Statements

109

Shares			Value
		Cosmetics/ Personal Care: 0.8%
193		Alberto-Culver Co.	$8,556
113		Avon Products, Inc.	4,491
1,175		Colgate-Palmolive Co.	58,715
1,981		Gillette Co.	104,477
1,047		Kimberly-Clark Corp.	67,354
5,566		Procter & Gamble Co.	306,964
			550,557
		Distribution/ Wholesale: 0.1%
478		Genuine Parts Co.	20,535
285		W.W. Grainger, Inc.	15,501
			36,036
		Diversified Financial Services: 2.0%
2,566		American Express Co.	138,179
399		Bear Stearns Cos., Inc.	39,517
494		Capital One Financial Corp.	37,248
550		Charles Schwab Corp.	6,237
700		CIT Group, Inc.	29,694
5,250		Citigroup, Inc.	247,327
1,280		Countrywide Financial Corp.	47,578
838	@	E*TRADE Financial Corp.	10,349
1,918		Fannie Mae	113,622
99		Federated Investors, Inc.	2,931
423		Franklin Resources, Inc.	30,515
1,394		Freddie Mac	90,666
980		Goldman Sachs Group, Inc.	95,550
1,059		Lehman Brothers Holdings, Inc.	97,640
2,562		MBNA Corp.	54,033
1,853		Merrill Lynch & Co., Inc.	100,544
3,740		Morgan Stanley	183,110
961	@	Providian Financial Corp.	17,125
845		SLM Corp.	40,788
150		T. Rowe Price Group, Inc.	8,949
			1,391,602
		Electric: 1.0%
1,458	@	AES Corp.	21,710
325	@	Allegheny Energy, Inc.	7,859
236		Ameren Corp.	12,881
1,007		American Electric Power Co., Inc.	35,940
750		CenterPoint Energy, Inc.	9,195
217		Cinergy Corp.	8,947
842	@	CMS Energy Corp.	11,140
478		Consolidated Edison, Inc.	21,754
373		Constellation Energy Group, Inc.	19,937
750		Dominion Resources, Inc.	52,732
165		DTE Energy Co.	7,844
2,295		Duke Energy Corp.	63,066
741		Edison Intl	27,232
450		Entergy Corp.	32,324
1,476		Exelon Corp.	69,150
833		FirstEnergy Corp.	36,902
904		FPL Group, Inc.	36,748
300		NiSource, Inc.	7,230
804		PG&E Corp.	28,759
454		PPL Corp.	26,110
100		Progress Energy, Inc.	4,423
500		Public Service Enterprise Group, Inc.	27,750
1,492		Southern Co.	50,653
446		TECO Energy, Inc.	7,885
833		TXU Corp.	66,872
207		Xcel Energy, Inc.	3,815
			698,858
		Electrical Components and Equipment: 0.1%
854		Emerson Electric Co.	56,765
			56,765
		Electronics: 0.1%
1,142	@	Agilent Technologies, Inc.	27,418
494		Applera Corp. — Applied Biosystems Group	10,577
40	@	Fisher Scientific Intl., Inc.	2,498
474	@	Jabil Circuit, Inc.	13,854
38		Parker Hannifin Corp.	2,293
284		PerkinElmer, Inc.	5,433
2,550	@	Solectron Corp.	9,308
171		Tektronix, Inc.	3,877
333	@	Thermo Electron Corp.	8,765
290	@	Waters Corp.	11,267
			95,290
		Engineering and Construction: 0.0%
38		Fluor Corp.	2,183
			2,183
		Environmental Control: 0.0%
1,152		Waste Management, Inc.	33,972
			33,972
		Food: 0.5%
178		Albertson’s, Inc.	3,736
650		Campbell Soup Co.	20,170
1,021		ConAgra Foods, Inc.	26,699
730		General Mills, Inc.	36,135
832		H.J. Heinz Co.	30,260
439		Hershey Foods Corp.	28,188
779		Kellogg Co.	35,437
725	@	Kroger Co.	12,158
291		McCormick & Co., Inc.	9,847
1,150	@	Safeway, Inc.	25,312
1,562		Sara Lee Corp.	31,693
457		SUPERVALU, Inc.	14,971
683		Wm. Wrigley Jr. Co.	46,629
			321,235
		Forest Products and Paper: 0.1%
533		Georgia-Pacific Corp.	17,665
83		International Paper Co.	2,673
344		Louisiana-Pacific Corp.	8,662
475		MeadWestvaco Corp.	13,623
446		Plum Creek Timber Co., Inc.	15,632
388		Temple-Inland, Inc.	13,859
74		Weyerhaeuser Co.	4,747
			76,861
		Gas: 0.1%
381		KeySpan Corp.	15,141
135		Nicor, Inc.	5,333
715		Sempra Energy	28,363
			48,837
		Hand/ Machine Tools: 0.1%
298		Black & Decker Corp.	26,022
148		Snap-On, Inc.	5,107
285		Stanley Works	12,714
			43,843
		Healthcare-Products: 1.3%
153		Bausch & Lomb, Inc.	11,948
1,219		Baxter Intl., Inc.	44,981
994		Becton Dickinson & Co.	57,105
472		Biomet, Inc.	17,790
1,501	@	Boston Scientific Corp.	40,662
207		C.R. Bard, Inc.	14,128
1,259		Guidant Corp.	93,028
6,552		Johnson & Johnson	439,638
2,450		Medtronic, Inc.	131,688

See Accompanying Notes to Financial Statements

110

Shares			Value
		Healthcare-Products (continued)
738	@	St. Jude Medical, Inc.	$29,609
509	@	Zimmer Holdings, Inc.	38,979
			919,556
		Healthcare-Services: 0.8%
1,124		Aetna, Inc.	87,683
800		HCA, Inc.	43,200
592	@	Humana, Inc.	21,525
300	@	Laboratory Corp. of America Holdings	14,535
102		Quest Diagnostics, Inc.	10,710
5,028		UnitedHealth Group, Inc.	244,261
1,194	@	WellPoint, Inc.	158,802
			580,716
		Home Furnishings: 0.0%
449		Leggett & Platt, Inc.	11,961
55		Whirlpool Corp.	3,784
			15,745
		Household Products/ Wares: 0.1%
273		Avery Dennison Corp.	14,319
610		Clorox Co.	35,630
338		Fortune Brands, Inc.	29,237
			79,186
		Housewares: 0.0%
668		Newell Rubbermaid, Inc.	15,224
			15,224
		Insurance: 1.9%
982	@@	ACE Ltd.	42,442
986		AFLAC, Inc.	40,968
2,314		Allstate Corp.	134,674
267		AMBAC Financial Group, Inc.	19,264
5,249		American Intl. Group, Inc.	291,581
800		Aon Corp.	19,944
736		Chubb Corp.	61,993
518		CIGNA Corp.	50,376
431		Cincinnati Financial Corp.	17,012
676		Hartford Financial Services Group, Inc.	50,558
341		Jefferson-Pilot Corp.	17,186
340		Lincoln National Corp.	15,480
331		Loews Corp.	24,924
347		MBIA, Inc.	19,408
2,921		MetLife, Inc.	130,277
337		MGIC Investment Corp.	20,672
608		Principal Financial Group	24,253
782		Progressive Corp.	75,127
1,763		Prudential Financial, Inc.	111,616
468		Safeco Corp.	25,183
650		St. Paul Travelers Cos., Inc.	24,622
277		Torchmark Corp.	14,612
760		UnumProvident Corp.	13,954
552	@@	XL Capital Ltd.	41,555
			1,287,681
		Internet: 0.4%
2,466	@	eBay, Inc.	93,733
2,798	@	Symantec Corp.	63,263
2,599	@	Yahoo!, Inc.	96,682
			253,678
		Iron/ Steel: 0.1%
121		Allegheny Technologies, Inc.	2,572
546		Nucor Corp.	28,917
443		United States Steel Corp.	17,618
			49,107
		Leisure Time: 0.2%
188		Brunswick Corp.	8,092
1,157		Carnival Corp.	61,205
762		Harley-Davidson, Inc.	37,361
404		Sabre Holdings Corp.	8,108
			114,766
		Lodging: 0.2%
264		Harrah’s Entertainment, Inc.	18,958
847		Hilton Hotels Corp.	20,523
766		Marriott Intl., Inc.	51,736
454		Starwood Hotels & Resorts Worldwide, Inc.	25,410
			116,627
		Machinery-Diversified: 0.1%
106		Cummins, Inc.	7,203
231		Deere & Co.	15,281
666		Rockwell Automation, Inc.	34,212
			56,696
		Media: 0.8%
4,514	@	Comcast Corp.	145,351
279		Gannett Co., Inc.	20,774
912		McGraw-Hill Cos., Inc.	39,818
95		Meredith Corp.	4,712
39		New York Times Co.	1,223
600		News Corp. — Class A	9,678
9,357	@	Time Warner, Inc.	162,813
86		Tribune Co.	3,111
1,745		Viacom, Inc.	59,836
4,170		Walt Disney Co.	114,425
			561,741
		Mining: 0.1%
350		Freeport-McMoRan Copper & Gold, Inc.	12,355
364		Phelps Dodge Corp.	31,814
			44,169
		Miscellaneous Manufacturing: 2.0%
2,640		3M Co.	202,355
213		Cooper Industries Ltd.	14,684
575		Danaher Corp.	31,700
403		Dover Corp.	15,262
607		Eastman Kodak Co.	15,952
346		Eaton Corp.	20,708
21,255		General Electric Co.	775,381
2,909		Honeywell Intl., Inc.	105,393
564		Illinois Tool Works, Inc.	47,619
404	@@	Ingersoll-Rand Co. Ltd.	31,274
215		ITT Industries, Inc.	20,425
308		Pall Corp.	8,991
437		Textron, Inc.	33,776
2,019	@@	Tyco Intl., Ltd.	58,410
			1,381,930
		Office/ Business Equipment: 0.1%
509		Pitney Bowes, Inc.	22,706
2,344	@	Xerox Corp.	31,809
			54,515
		Oil and Gas: 3.1%
210		Amerada Hess Corp.	19,499
377		Anadarko Petroleum Corp.	28,539
458		Apache Corp.	26,912
1,315		Burlington Resources, Inc.	66,644
5,422		ChevronTexaco Corp.	291,594
1,193		ConocoPhillips	128,652
1,624		Devon Energy Corp.	74,542
376		EOG Resources, Inc.	18,759
21,577		Exxon Mobil Corp.	1,212,626

See Accompanying Notes to Financial Statements

111

Shares			Value
		Oil and Gas (continued)
265		Kerr-McGee Corp.	$19,573
926		Marathon Oil Corp.	44,902
75		Noble Corp.	4,247
990		Occidental Petroleum Corp.	72,379
262		Sunoco, Inc.	26,873
450	@	Transocean, Inc.	22,415
798		Unocal Corp.	45,478
814		Valero Energy Corp.	55,857
			2,159,491
		Oil and Gas Services: 0.1%
263		Baker Hughes, Inc.	12,148
62		BJ Services Co.	3,122
750		Halliburton Co.	32,055
350	@	National-Oilwell Varco, Inc.	15,750
			63,075
		Packaging and Containers: 0.0%
260		Ball Corp.	9,763
275		Bemis Co.	7,469
151	@	Pactiv Corp.	3,450
197	@	Sealed Air Corp.	10,203
			30,885
		Pharmaceuticals: 1.8%
317		Abbott Laboratories	15,292
293		Allergan, Inc.	22,652
375		AmerisourceBergen Corp.	24,214
3,920		Bristol-Myers Squibb Co.	99,411
1,698		Cardinal Health, Inc.	98,365
1,741	@	Caremark Rx, Inc.	77,753
190	@	Express Scripts, Inc.	17,554
359	@	Forest Laboratories, Inc.	13,850
1,024	@	Gilead Sciences, Inc.	41,779
335	@	Hospira, Inc.	12,757
474	@	King Pharmaceuticals, Inc.	4,484
624	@	Medco Health Solutions, Inc.	31,200
4,899		Merck & Co., Inc.	158,924
14,956		Pfizer, Inc.	417,272
2,950		Schering-Plough Corp.	57,525
2,684		Wyeth	116,405
			1,209,437
		Pipelines: 0.1%
450		El Paso Corp.	4,653
227		Kinder Morgan, Inc.	17,640
1,229		Williams Cos., Inc.	22,626
			44,919
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	7,420
200		Archstone-Smith Trust	7,364
800		Equity Office Properties Trust	25,992
550		Equity Residential	19,745
196		Simon Property Group, Inc.	13,469
			73,990
		Retail: 2.5%
50	@	Autonation, Inc.	1,000
678	@	Bed Bath & Beyond, Inc.	27,561
1,113		Best Buy Co., Inc.	60,581
643		Circuit City Stores, Inc.	10,539
1,186		Costco Wholesale Corp.	53,868
406		CVS Corp.	22,269
411		Darden Restaurants, Inc.	13,349
204		Dillard’s, Inc.	4,880
200		Family Dollar Stores, Inc.	5,134
569		Federated Department Stores, Inc.	38,379
2,768		Gap, Inc.	58,128
7,602		Home Depot, Inc.	299,138
942		J.C. Penney Co., Inc. Holding Co.	46,874
350	@	Kohl’s Corp.	17,042
82		Limited Brands, Inc.	1,687
781		Lowe’s Cos., Inc.	44,681
283		May Department Stores Co.	10,799
2,582		McDonald’s Corp.	79,887
449		Nordstrom, Inc.	27,407
1,112	@	Office Depot, Inc.	21,929
360	@	Sears Holdings Corp.	52,812
2,917		Staples, Inc.	62,803
896	@	Starbucks Corp.	49,056
2,001		Target Corp.	107,454
1,180		TJX Cos., Inc.	27,057
465	@	Toys “R” Us, Inc.	12,183
6,770		Wal-Mart Stores, Inc.	319,746
4,043		Walgreen Co.	183,309
239		Wendy’s Intl., Inc.	10,786
696		Yum! Brands, Inc.	35,698
			1,706,036
		Savings and Loans: 0.2%
622		Golden West Financial Corp.	38,950
1,731		Washington Mutual, Inc.	71,490
			110,440
		Semiconductors: 1.3%
940	@	Altera Corp.	20,859
749		Analog Devices, Inc.	27,773
3,682		Applied Materials, Inc.	60,422
600	@	Broadcom Corp.	21,294
184	@	Freescale Semiconductor, Inc.	3,717
21,011		Intel Corp.	565,825
83		KLA-Tencor Corp.	3,769
723		Linear Technology Corp.	27,091
312		Maxim Integrated Products, Inc.	12,293
807		National Semiconductor Corp.	16,237
350	@	Novellus Systems, Inc.	9,328
400	@	Nvidia Corp.	10,876
333	@	QLogic Corp.	10,663
3,433		Texas Instruments, Inc.	94,887
			885,034
		Software: 1.7%
1,914		Adobe Systems, Inc.	63,277
882		Autodesk, Inc.	34,910
1,163		Automatic Data Processing, Inc.	50,939
714	@	BMC Software, Inc.	12,152
446	@	Citrix Systems, Inc.	11,221
1,081		Computer Associates Intl., Inc.	29,479
1,259	@	Compuware Corp.	8,624
628	@	Electronic Arts, Inc.	32,995
1,619		First Data Corp.	61,247
489	@	Fiserv, Inc.	21,027
687		IMS Health, Inc.	16,866
428	@	Intuit, Inc.	18,498
200	@	Mercury Interactive Corp.	9,024
20,287		Microsoft Corp.	523,405
747	@	Novell, Inc.	4,370
17,706	@	Oracle Corp.	226,991
721	@	Parametric Technology Corp.	4,340
1,317	@	Siebel Systems, Inc.	12,143
953	@	Veritas Software Corp.	23,701
			1,165,209
		Telecommunications: 1.9%
697		Alltel Corp.	40,544
1,987		AT&T Corp.	37,336
1,083	@	Avaya, Inc.	9,909
2,096		BellSouth Corp.	56,089
330		CenturyTel, Inc.	10,821
14,351	@	Cisco Systems, Inc.	278,122

See Accompanying Notes to Financial Statements

112

Shares			Value
		Telecommunications (continued)
550		Citizens Communications Co.	$7,502
450	@	Comverse Technology, Inc.	10,589
296	@	Corning, Inc.	4,641
8,359		Motorola, Inc.	145,196
2,533	@	Nextel Communications, Inc.	76,446
3,294		QUALCOMM, Inc.	122,734
8,243		SBC Communications, Inc.	192,721
605		Scientific-Atlanta, Inc.	20,147
1,700		Sprint Corp.	40,273
1,157	@	Tellabs, Inc.	9,511
6,295		Verizon Communications, Inc.	222,717
			1,285,298
		Textiles: 0.0%
411		Cintas Corp.	16,592
			16,592
		Toys/ Games/ Hobbies: 0.0%
445		Hasbro, Inc.	8,980
876		Mattel, Inc.	15,926
			24,906
		Transportation: 0.5%
922		Burlington Northern Santa Fe Corp.	45,565
840		CSX Corp.	34,927
635		FedEx Corp.	56,782
975		Norfolk Southern Corp.	31,122
165		Ryder System, Inc.	6,062
500		Union Pacific Corp.	33,480
2,262		United Parcel Service, Inc.	166,597
			374,535
		Total Common Stock (Cost $22,570,642)	23,664,412

Principal
Amount			Value
U.S. TREASURY OBLIGATIONS: 65.4%
		U.S. Treasury STRIP: 65.4%
$52,350,000		3.660%, due 08/15/09	$44,944,151
		Total U.S. Treasury Obligations (Cost $45,089,202)	44,944,151
		Total Long-Term Investments (Cost $67,659,844)	68,608,563

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
271,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $271,023 to be received upon repurchase (Collateralized by $283,082 U.S. Treasury STRIPS, 0.000%, Market Value plus accrued interest $279,130, due 11/15/05)	271,000
		Total Short-Term Investments (Cost $271,000)	271,000

	Total Investments In Securities (Cost $67,930,844)*	100.3%	$68,879,563
	Other Assets and Liabilities-Net	(0.3)	(181,957)
	Net Assets	100.0%	$68,697,606

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $68,232,641. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,273,624
Gross Unrealized Depreciation	(626,702)
Net Unrealized Appreciation	$646,922

See Accompanying Notes to Financial Statements

113

ING PRINCIPAL PROTECTION FUND XI

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 29.1%
		Advertising: 0.1%
233	@	Interpublic Group of Cos., Inc.	$2,875
357		Omnicom Group, Inc.	29,235
			32,110
		Aerospace/Defense: 0.6%
909		Boeing Co.	58,085
267		General Dynamics Corp.	28,831
17		Goodrich Corp.	712
60		L-3 Communications Holdings, Inc.	4,247
866		Lockheed Martin Corp.	56,195
352		Northrop Grumman Corp.	19,613
469		Raytheon Co.	18,366
215		Rockwell Collins, Inc.	10,619
629		United Technologies Corp.	67,114
			263,782
		Agriculture: 0.5%
2,299		Altria Group, Inc.	154,356
1,352		Archer-Daniels-Midland Co.	26,837
577		Monsanto Co.	32,889
128		Reynolds American, Inc.	10,612
97		UST, Inc.	4,322
			229,016
		Apparel: 0.2%
826	@	Coach, Inc.	23,987
162		Jones Apparel Group, Inc.	5,169
183		Liz Claiborne, Inc.	6,872
488		Nike, Inc.	40,114
72		Reebok Intl., Ltd.	2,931
204		VF Corp.	11,512
			90,585
		Auto Manufacturers: 0.1%
2,283		Ford Motor Co.	22,785
120	@	Navistar Intl. Corp.	3,661
192		PACCAR, Inc.	13,584
			40,030
		Auto Parts and Equipment: 0.0%
323	@	Goodyear Tire & Rubber Co.	4,648
252		Johnson Controls, Inc.	14,278
			18,926
		Banks: 1.8%
332		AmSouth Bancorporation	8,851
7,575		Bank of America Corp.	350,873
312		BB&T Corp.	12,461
303		Comerica, Inc.	16,932
160		Compass Bancshares, Inc.	7,131
62		First Horizon National Corp.	2,618
50		Huntington Bancshares, Inc.	1,166
751		KeyCorp	24,603
107		M & T Bank Corp.	10,929
298		Marshall & Ilsley Corp.	12,966
227		Mellon Financial Corp.	6,302
671		National City Corp.	23,190
509		North Fork Bancorporation, Inc.	13,875
217		Northern Trust Corporation	9,965
361		PNC Financial Services Group, Inc.	19,729
375		State Street Corp.	18,000
411		SunTrust Banks, Inc.	30,254
45		Synovus Financial Corp.	1,308
917		The Bank of New York Co., Inc.	26,428
2,275		U.S. Bancorp	66,726
1,737		Wachovia Corp.	88,152
939		Wells Fargo & Co.	56,725
126		Zions Bancorporation	8,926
			818,110
		Beverages: 0.9%
429		Anheuser-Busch Cos., Inc.	20,099
187		Brown-Forman Corp.	11,149
4,233		Coca-Cola Co.	188,919
198		Coca-Cola Enterprises, Inc.	4,332
60		Molson Coors Brewing Co.	3,508
224		Pepsi Bottling Group, Inc.	6,355
3,132		PepsiCo, Inc.	176,206
			410,568
		Biotechnology: 0.2%
1,354	@	Amgen, Inc.	84,733
267	@	Genzyme Corp.	16,658
59	@	Millipore Corp.	3,038
			104,429
		Building Materials: 0.1%
329		American Standard Cos., Inc.	14,081
450		Masco Corp.	14,409
143		Vulcan Materials Co.	8,570
			37,060
		Chemicals: 0.5%
296		Air Products & Chemicals, Inc.	17,828
30		Ashland, Inc.	2,049
1,813		Dow Chemical Co.	82,110
1,156		E.I. du Pont de Nemours & Co.	53,766
118		Eastman Chemical Co.	6,936
147		Engelhard Corp.	4,322
146		International Flavors & Fragrances, Inc.	5,415
362		PPG Industries, Inc.	23,671
340		Praxair, Inc.	15,936
307		Rohm & Haas Co.	14,322
161		Sherwin-Williams Co.	7,156
102		Sigma-Aldrich Corp.	6,111
			239,622
		Commercial Services: 0.3%
1,978		Cendant Corp.	41,952
286		Equifax, Inc.	9,921
205		H&R Block, Inc.	10,234
630		McKesson Corp.	25,370
302		Moody’s Corp.	13,068
668		Paychex, Inc.	19,292
287		R.R. Donnelley & Sons Co.	9,543
201		Robert Half Intl., Inc.	5,013
			134,393
		Computers: 1.5%
1,778	@	Apple Computer, Inc.	70,604
354	@	Computer Sciences Corp.	16,394
5,341	@	Dell, Inc.	213,053
284		Electronic Data Systems Corp.	5,595
4,541	@	EMC Corp.	63,846
3,190		Hewlett-Packard Co.	71,807
1,787		International Business Machines Corp.	135,009
169	@	Lexmark Intl., Inc.	11,566
248	@	NCR Corp.	9,084
744	@	Network Appliance, Inc.	21,397
7,259	@	Sun Microsystems, Inc.	27,657
377	@	Sungard Data Systems, Inc.	13,086
381	@	Unisys Corp.	2,758
			661,856

See Accompanying Notes to Financial Statements

114

Shares			Value
		Cosmetics/Personal Care: 0.7%
123		Alberto-Culver Co.	$5,453
57		Avon Products, Inc.	2,265
649		Colgate-Palmolive Co.	32,431
1,139		Gillette Co.	60,070
584		Kimberly-Clark Corp.	37,569
3,097		Procter & Gamble Co.	170,799
			308,587
		Distribution/Wholesale: 0.0%
248		Genuine Parts Co.	10,654
98		W.W. Grainger, Inc.	5,330
			15,984
		Diversified Financial Services: 1.7%
1,425		American Express Co.	76,736
250		Bear Stearns Cos., Inc.	24,760
266		Capital One Financial Corp.	20,056
320		Charles Schwab Corp.	3,629
398		CIT Group, Inc.	16,883
2,884		Citigroup, Inc.	135,865
708		Countrywide Financial Corp.	26,316
804	@	E*TRADE Financial Corp.	9,929
1,111		Fannie Mae	65,816
57		Federated Investors, Inc.	1,688
213		Franklin Resources, Inc.	15,366
747		Freddie Mac	48,585
543		Goldman Sachs Group, Inc.	52,943
587		Lehman Brothers Holdings, Inc.	54,121
1,387		MBNA Corp.	29,252
1,051		Merrill Lynch & Co., Inc.	57,027
2,085		Morgan Stanley	102,082
512	@	Providian Financial Corp.	9,124
451		SLM Corp.	21,770
60		T. Rowe Price Group, Inc.	3,580
			775,528
		Electric: 0.9%
708	@	AES Corp.	10,542
144	@	Allegheny Energy, Inc.	3,482
126		Ameren Corp.	6,877
439		American Electric Power Co., Inc.	15,668
420		CenterPoint Energy, Inc.	5,149
116		Cinergy Corp.	4,783
460	@	CMS Energy Corp.	6,086
317		Consolidated Edison, Inc.	14,427
212		Constellation Energy Group, Inc.	11,331
420		Dominion Resources, Inc.	29,530
104		DTE Energy Co.	4,944
1,140		Duke Energy Corp.	31,327
444		Edison Intl	16,317
301		Entergy Corp.	21,621
803		Exelon Corp.	37,621
333		FirstEnergy Corp.	14,752
532		FPL Group, Inc.	21,626
160		NiSource, Inc.	3,856
402		PG&E Corp.	14,380
228		PPL Corp.	13,112
80		Progress Energy, Inc.	3,538
262		Public Service Enterprise Group, Inc.	14,541
814		Southern Co.	27,635
285		TECO Energy, Inc.	5,039
454		TXU Corp.	36,447
110		Xcel Energy, Inc.	2,027
			376,658
		Electrical Components and Equipment: 0.1%
417		Emerson Electric Co.	27,718
			27,718
		Electronics: 0.1%
506	@	Agilent Technologies, Inc.	12,149
278		Applera Corp. — Applied Biosystems Group	5,952
39	@	Fisher Scientific Intl., Inc.	2,436
274	@	Jabil Circuit, Inc.	8,009
33		Parker Hannifin Corp.	1,991
195		PerkinElmer, Inc.	3,730
1,200	@	Solectron Corp.	4,380
130		Tektronix, Inc.	2,947
181	@	Thermo Electron Corp.	4,764
154	@	Waters Corp.	5,983
			52,341
		Engineering and Construction: 0.0%
22		Fluor Corp.	1,264
			1,264
		Environmental Control: 0.0%
629		Waste Management, Inc.	18,549
			18,549
		Food: 0.4%
95		Albertson’s, Inc.	1,994
366		Campbell Soup Co.	11,357
569		ConAgra Foods, Inc.	14,879
400		General Mills, Inc.	19,800
350		H.J. Heinz Co.	12,730
247		Hershey Foods Corp.	15,860
441		Kellogg Co.	20,061
418	@	Kroger Co.	7,010
192		McCormick & Co., Inc.	6,497
507	@	Safeway, Inc.	11,159
947		Sara Lee Corp.	19,215
280		SUPERVALU, Inc.	9,173
373		Wm. Wrigley Jr. Co.	25,464
			175,199
		Forest Products and Paper: 0.1%
301		Georgia-Pacific Corp.	9,975
64		International Paper Co.	2,061
203		Louisiana-Pacific Corp.	5,112
272		MeadWestvaco Corp.	7,801
227		Plum Creek Timber Co., Inc.	7,956
196		Temple-Inland, Inc.	7,001
30		Weyerhaeuser Co.	1,925
			41,831
		Gas: 0.1%
212		KeySpan Corp.	8,425
75		Nicor, Inc.	2,963
497		Sempra Energy	19,715
			31,103
		Hand/Machine Tools: 0.1%
172		Black & Decker Corp.	15,019
92		Snap-On, Inc.	3,175
159		Stanley Works	7,093
			25,287
		Healthcare-Products: 1.2%
70		Bausch & Lomb, Inc.	5,466
682		Baxter Intl., Inc.	25,166
556		Becton Dickinson & Co.	31,942
330		Biomet, Inc.	12,438
846	@	Boston Scientific Corp.	22,918
143		C.R. Bard, Inc.	9,760
695		Guidant Corp.	51,354
3,647		Johnson & Johnson	244,713
1,312		Medtronic, Inc.	70,520

See Accompanying Notes to Financial Statements

115

Shares			Value
		Healthcare-Products (continued)
446	@	St. Jude Medical, Inc.	$17,894
321	@	Zimmer Holdings, Inc.	24,582
			516,753
		Healthcare-Services: 0.7%
632		Aetna, Inc.	49,302
460		HCA, Inc.	24,840
308	@	Humana, Inc.	11,199
181	@	Laboratory Corp. of America Holdings	8,769
56		Quest Diagnostics, Inc.	5,880
2,786		UnitedHealth Group, Inc.	135,345
653	@	WellPoint, Inc.	86,849
			322,184
		Home Furnishings: 0.0%
241		Leggett & Platt, Inc.	6,420
85		Whirlpool Corp.	5,848
			12,268
		Household Products/Wares: 0.1%
47		Avery Dennison Corp.	2,465
326		Clorox Co.	19,042
182		Fortune Brands, Inc.	15,743
			37,250
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	8,159
			8,159
		Insurance: 1.6%
535	@@	ACE Ltd.	23,123
547		AFLAC, Inc.	22,728
1,273		Allstate Corp.	74,089
142		AMBAC Financial Group, Inc.	10,245
2,872		American Intl. Group, Inc.	159,539
420		Aon Corp.	10,471
415		Chubb Corp.	34,955
274		CIGNA Corp.	26,647
237		Cincinnati Financial Corp.	9,354
363		Hartford Financial Services Group, Inc.	27,149
191		Jefferson-Pilot Corp.	9,626
188		Lincoln National Corp.	8,560
196		Loews Corp.	14,759
183		MBIA, Inc.	10,235
1,596		MetLife, Inc.	71,182
125		MGIC Investment Corp.	7,668
423		Principal Financial Group	16,873
438		Progressive Corp.	42,079
973		Prudential Financial, Inc.	61,601
240		Safeco Corp.	12,914
380		St. Paul Travelers Cos., Inc.	14,394
152		Torchmark Corp.	8,018
403		UnumProvident Corp.	7,399
291	@@	XL Capital Ltd.	21,906
			705,514
		Internet: 0.3%
1,306	@	eBay, Inc.	49,641
180	@	Monster Worldwide, Inc.	4,748
1,398	@	Symantec Corp.	31,609
1,425	@	Yahoo!, Inc.	53,010
			139,008
		Iron/Steel: 0.1%
143		Allegheny Technologies, Inc.	3,040
305		Nucor Corp.	16,153
236		United States Steel Corp.	9,386
			28,579
		Leisure Time: 0.1%
158		Brunswick Corp.	6,800
565		Carnival Corp.	29,888
395		Harley-Davidson, Inc.	19,367
253		Sabre Holdings Corp.	5,078
			61,133
		Lodging: 0.1%
141		Harrah’s Entertainment, Inc.	10,125
386		Hilton Hotels Corp.	9,353
401		Marriott Intl., Inc.	27,083
283		Starwood Hotels & Resorts Worldwide, Inc.	15,840
			62,401
		Machinery-Diversified: 0.1%
54		Cummins, Inc.	3,669
129		Deere & Co.	8,533
381		Rockwell Automation, Inc.	19,573
			31,775
		Media: 0.7%
2,470	@	Comcast Corp.	79,534
150		Gannett Co., Inc.	11,169
508		McGraw-Hill Cos., Inc.	22,179
54		Meredith Corp.	2,678
47		New York Times Co.	1,474
320		News Corp. — Class A	5,162
5,129	@	Time Warner, Inc.	89,245
28		Tribune Co.	1,013
962		Viacom, Inc.	32,987
2,289		Walt Disney Co.	62,810
			308,251
		Mining: 0.1%
200		Freeport-McMoRan Copper & Gold, Inc.	7,060
209		Phelps Dodge Corp.	18,267
			25,327
		Miscellaneous Manufacturing: 1.7%
1,457		3M Co.	111,679
127		Cooper Industries Ltd.	8,755
308		Danaher Corp.	16,980
253		Dover Corp.	9,581
377		Eastman Kodak Co.	9,908
189		Eaton Corp.	11,312
11,633		General Electric Co.	424,372
1,606		Honeywell Intl., Inc.	58,185
309		Illinois Tool Works, Inc.	26,089
230	@@	Ingersoll-Rand Co. Ltd.	17,804
118		ITT Industries, Inc.	11,210
160		Pall Corp.	4,670
237		Textron, Inc.	18,318
1,113	@@	Tyco Intl., Ltd.	32,199
			761,062
		Office/Business Equipment: 0.1%
253		Pitney Bowes, Inc.	11,286
1,069	@	Xerox Corp.	14,507
			25,793
		Oil and Gas: 2.7%
118		Amerada Hess Corp.	10,956
210		Anadarko Petroleum Corp.	15,897

See Accompanying Notes to Financial Statements

116

Shares			Value
		Oil and Gas (continued)
274		Apache Corp.	$16,100
693		Burlington Resources, Inc.	35,121
3,002		ChevronTexaco Corp.	161,448
652		ConocoPhillips	70,312
887		Devon Energy Corp.	40,713
188		EOG Resources, Inc.	9,379
11,808		Exxon Mobil Corp.	663,609
97		Kerr-McGee Corp.	7,164
497		Marathon Oil Corp.	24,100
24		Noble Corp.	1,359
553		Occidental Petroleum Corp.	40,430
143		Sunoco, Inc.	14,668
268	@	Transocean, Inc.	13,349
406		Unocal Corp.	23,138
466		Valero Energy Corp.	31,977
			1,179,720
		Oil and Gas Services: 0.1%
20		Baker Hughes, Inc.	924
34		BJ Services Co.	1,712
415		Halliburton Co.	17,737
80	@	National-Oilwell Varco, Inc.	3,600
			23,973
		Packaging and Containers: 0.0%
140		Ball Corp.	5,257
162		Bemis Co.	4,400
178	@	Pactiv Corp.	4,067
116	@	Sealed Air Corp.	6,008
			19,732
		Pharmaceuticals: 1.5%
166		Abbott Laboratories	8,008
181		Allergan, Inc.	13,993
198		AmerisourceBergen Corp.	12,785
2,130		Bristol-Myers Squibb Co.	54,017
933		Cardinal Health, Inc.	54,049
849	@	Caremark Rx, Inc.	37,916
96	@	Express Scripts, Inc.	8,869
188	@	Forest Laboratories, Inc.	7,253
476	@	Gilead Sciences, Inc.	19,421
222	@	Hospira, Inc.	8,454
375	@	King Pharmaceuticals, Inc.	3,548
363	@	Medco Health Solutions, Inc.	18,150
2,684		Merck & Co., Inc.	87,069
8,294		Pfizer, Inc.	231,402
1,620		Schering-Plough Corp.	31,590
1,454		Wyeth	63,060
			659,584
		Pipelines: 0.0%
266		El Paso Corp.	2,750
82		Kinder Morgan, Inc.	6,372
537		Williams Cos., Inc.	9,887
			19,009
		Real Estate Investment Trusts: 0.1%
120		Apartment Investment & Management Co.	4,452
120		Archstone-Smith Trust	4,418
444		Equity Office Properties Trust	14,426
300		Equity Residential	10,770
126		Simon Property Group, Inc.	8,659
			42,725
		Retail: 2.1%
20	@	Autonation, Inc.	400
395	@	Bed Bath & Beyond, Inc.	16,057
646		Best Buy Co., Inc.	35,162
218		Circuit City Stores, Inc.	3,573
574		Costco Wholesale Corp.	26,071
221		CVS Corp.	12,122
192		Darden Restaurants, Inc.	6,236
50		Dillard’s, Inc.	1,196
100		Family Dollar Stores, Inc.	2,567
325		Federated Department Stores, Inc.	21,921
1,362		Gap, Inc.	28,602
4,203		Home Depot, Inc.	165,388
551		J.C. Penney Co., Inc. Holding Co.	27,418
180	@	Kohl’s Corp.	8,764
48		Limited Brands, Inc.	987
428		Lowe’s Cos., Inc.	24,486
29		May Department Stores Co.	1,107
1,432		McDonald’s Corp.	44,306
187		Nordstrom, Inc.	11,414
349	@	Office Depot, Inc.	6,882
210	@	Sears Holdings Corp.	30,807
1,521		Staples, Inc.	32,747
490	@	Starbucks Corp.	26,828
1,115		Target Corp.	59,876
545		TJX Cos., Inc.	12,497
245	@	Toys “R” Us, Inc.	6,419
3,711		Wal-Mart Stores, Inc.	175,271
2,213		Walgreen Co.	100,337
157		Wendy’s Intl., Inc.	7,085
387		Yum! Brands, Inc.	19,849
			916,375
		Savings and Loans: 0.1%
318		Golden West Financial Corp.	19,913
977		Washington Mutual, Inc.	40,350
			60,263
		Semiconductors: 1.1%
378	@	Altera Corp.	8,388
403		Analog Devices, Inc.	14,943
1,866		Applied Materials, Inc.	30,621
320	@	Broadcom Corp.	11,357
114	@	Freescale Semiconductor, Inc.	2,303
11,522		Intel Corp.	310,287
61		KLA-Tencor Corp.	2,770
397		Linear Technology Corp.	14,876
170		Maxim Integrated Products, Inc.	6,698
420		National Semiconductor Corp.	8,450
200	@	Novellus Systems, Inc.	5,330
240	@	Nvidia Corp.	6,526
119	@	QLogic Corp.	3,810
1,837		Texas Instruments, Inc.	50,775
			477,134
		Software: 1.4%
1,050		Adobe Systems, Inc.	34,713
440		Autodesk, Inc.	17,415
630		Automatic Data Processing, Inc.	27,594
423	@	BMC Software, Inc.	7,199
230	@	Citrix Systems, Inc.	5,787
656		Computer Associates Intl., Inc.	17,889
664	@	Compuware Corp.	4,548
411	@	Electronic Arts, Inc.	21,594
883		First Data Corp.	33,404
267	@	Fiserv, Inc.	11,481
314		IMS Health, Inc.	7,709
260	@	Intuit, Inc.	11,237
120	@	Mercury Interactive Corp.	5,414
11,010		Microsoft Corp.	284,058
415	@	Novell, Inc.	2,428
9,797	@	Oracle Corp.	125,598
653	@	Siebel Systems, Inc.	6,021
452	@	Veritas Software Corp.	11,241
			635,330

See Accompanying Notes to Financial Statements

117

Shares			Value
		Telecommunications: 1.6%
372		Alltel Corp.	$21,639
1,216		AT&T Corp.	22,849
488	@	Avaya, Inc.	4,465
1,145		BellSouth Corp.	30,640
171		CenturyTel, Inc.	5,607
7,907	@	Cisco Systems, Inc.	153,239
40		Citizens Communications Co.	546
258	@	Comverse Technology, Inc.	6,071
165	@	Corning, Inc.	2,587
4,636		Motorola, Inc.	80,527
1,406	@	Nextel Communications, Inc.	42,433
1,850		QUALCOMM, Inc.	68,931
4,538		SBC Communications, Inc.	106,098
327		Scientific-Atlanta, Inc.	10,889
934		Sprint Corp.	22,126
395	@	Tellabs, Inc.	3,247
3,452		Verizon Communications, Inc.	122,132
			704,026
		Textiles: 0.0%
218		Cintas Corp.	8,801
			8,801
		Toys/Games/Hobbies: 0.0%
224		Hasbro, Inc.	4,520
464		Mattel, Inc.	8,436
			12,956
		Transportation: 0.5%
396		Burlington Northern Santa Fe Corp.	19,570
424		CSX Corp.	17,630
367		FedEx Corp.	32,817
400		Norfolk Southern Corp.	12,768
78		Ryder System, Inc.	2,866
320		Union Pacific Corp.	21,427
1,246		United Parcel Service, Inc.	91,768
			198,846
		Total Common Stock (Cost $12,751,229)	12,934,467

Principal
Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.8%
		Federal National Mortgage Association: 37.8%
$20,000,000		3.660%, due 09/15/09	$16,831,059
		Total U.S. Government Agency Obligations (Cost $17,035,780)	16,831,059

U.S. TREASURY OBLIGATIONS: 32.6%
		U.S. Treasury STRIP: 32.6%
17,080,000		3.660%, due 11/15/09	14,531,357
		Total U.S. Treasury Obligations (Cost $14,560,810)	14,531,357
		Total Long-Term Investments (Cost $44,347,819)	44,296,883

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
312,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $312,026 to be received upon repurchase (Collateralized by $334,841 U.S. Treasury STRIPS, 0.000%, Market Value plus accrued interest $321,360, due 08/15/06)	312,000
		Total Short-Term Investments (Cost $312,000)	312,000

	Total Investments In Securities (Cost $44,659,819)*	100.2%	$44,608,883
	Other Assets and Liabilities-Net	(0.2)	(87,553)
	Net Assets	100.0%	$44,521,330

@                                    Non-income producing security

@@                        Foreign issuer

STRIP              Separate Trading of Registered Interest and Principal of Securities

*                                         Cost for federal income tax purposes is $44,853,569. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$331,748
Gross Unrealized Depreciation	(576,434)
Net Unrealized Depreciation	$(244,686)

See Accompanying Notes to Financial Statements

118

ING PRINCIPAL PROTECTION FUND XII

PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 28.3%
		Advertising: 0.1%
118	@	Interpublic Group of Cos., Inc.	$1,456
180		Omnicom Group, Inc.	14,740
			16,196
		Aerospace/ Defense: 0.6%
459		Boeing Co.	29,330
136		General Dynamics Corp.	14,685
10		Goodrich Corp.	419
31		L-3 Communications Holdings, Inc.	2,194
429		Lockheed Martin Corp.	27,838
230		Northrop Grumman Corp.	12,816
249		Raytheon Co.	9,751
109		Rockwell Collins, Inc.	5,384
310		United Technologies Corp.	33,076
			135,493
		Agriculture: 0.5%
1,151		Altria Group, Inc.	77,278
628		Archer-Daniels-Midland Co.	12,466
286		Monsanto Co.	16,302
66		Reynolds American, Inc.	5,472
52		UST, Inc.	2,317
			113,835
		Apparel: 0.2%
410	@	Coach, Inc.	11,906
82		Jones Apparel Group, Inc.	2,617
93		Liz Claiborne, Inc.	3,492
238		Nike, Inc.	19,564
37		Reebok Intl., Ltd.	1,506
104		VF Corp.	5,869
			44,954
		Auto Manufacturers: 0.1%
1,144		Ford Motor Co.	11,417
119		PACCAR, Inc.	8,419
			19,836
		Auto Parts and Equipment: 0.0%
164	@	Goodyear Tire & Rubber Co.	2,360
128		Johnson Controls, Inc.	7,252
			9,612
		Banks: 1.8%
219		AmSouth Bancorporation	5,839
3,796		Bank of America Corp.	175,832
152		BB&T Corp.	6,071
154		Comerica, Inc.	8,606
81		Compass Bancshares, Inc.	3,610
32		First Horizon National Corp.	1,351
17		Huntington Bancshares, Inc.	396
381		KeyCorp	12,482
55		M & T Bank Corp.	5,618
151		Marshall & Ilsley Corp.	6,570
118		Mellon Financial Corp.	3,276
348		National City Corp.	12,027
209		North Fork Bancorporation, Inc.	5,697
111		Northern Trust Corp.	5,097
182		PNC Financial Services Group, Inc.	9,946
181		State Street Corp.	8,688
189		SunTrust Banks, Inc.	13,912
85		Synovus Financial Corp.	2,471
417		The Bank of New York Co., Inc.	12,018
1,137		U.S. Bancorp	33,348
881		Wachovia Corp.	44,711
467		Wells Fargo & Co.	28,211
64		Zions Bancorporation	4,534
			410,311
		Beverages: 0.9%
213		Anheuser-Busch Cos., Inc.	9,979
75		Brown-Forman Corp.	4,472
2,132		Coca-Cola Co.	95,150
204		Coca-Cola Enterprises, Inc.	4,464
30		Molson Coors Brewing Co.	1,754
115		Pepsi Bottling Group, Inc.	3,263
1,574		PepsiCo, Inc.	88,553
			207,635
		Biotechnology: 0.2%
700	@	Amgen, Inc.	43,805
135	@	Genzyme Corp.	8,423
30	@	Millipore Corp.	1,545
			53,773
		Building Materials: 0.1%
197		American Standard Cos., Inc.	8,431
199		Masco Corp.	6,372
73		Vulcan Materials Co.	4,375
			19,178
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	9,035
16		Ashland, Inc.	1,093
907		Dow Chemical Co.	41,078
589		E.I. du Pont de Nemours & Co.	27,394
60		Eastman Chemical Co.	3,527
75		Engelhard Corp.	2,205
74		International Flavors & Fragrances, Inc.	2,745
164		PPG Industries, Inc.	10,724
184		Praxair, Inc.	8,624
156		Rohm & Haas Co.	7,277
83		Sherwin-Williams Co.	3,689
52		Sigma-Aldrich Corp.	3,115
			120,506
		Commercial Services: 0.3%
990		Cendant Corp.	20,997
139		Equifax, Inc.	4,822
105		H&R Block, Inc.	5,242
279		McKesson Corp.	11,234
154		Moody’s Corp.	6,664
328		Paychex, Inc.	9,473
146		R.R. Donnelley & Sons Co.	4,855
102		Robert Half Intl., Inc.	2,544
			65,831
		Computers: 1.4%
884	@	Apple Computer, Inc.	35,104
179	@	Computer Sciences Corp.	8,289
2,675	@	Dell, Inc.	106,705
138		Electronic Data Systems Corp.	2,719
2,275	@	EMC Corp.	31,987
1,646		Hewlett-Packard Co.	37,051
897		International Business Machines Corp.	67,768
86	@	Lexmark Intl., Inc.	5,886
126	@	NCR Corp.	4,615
327	@	Network Appliance, Inc.	9,405
3,644	@	Sun Microsystems, Inc.	13,884
192	@	Sungard Data Systems, Inc.	6,664
194	@	Unisys Corp.	1,405
			331,482
		Cosmetics/ Personal Care: 0.7%
62		Alberto-Culver Co.	2,748
24		Avon Products, Inc.	954
320		Colgate-Palmolive Co.	15,990
557		Gillette Co.	29,376

See Accompanying Notes to Financial Statements

119

Shares			Value
		Cosmetics/ Personal Care (continued)
297		Kimberly-Clark Corp.	$19,106
1,544		Procter & Gamble Co.	85,152
			153,326
		Distribution/ Wholesale: 0.0%
127		Genuine Parts Co.	5,456
51		W.W. Grainger, Inc.	2,774
			8,230
		Diversified Financial Services: 1.7%
710		American Express Co.	38,234
117		Bear Stearns Cos., Inc.	11,588
136		Capital One Financial Corp.	10,254
154		Charles Schwab Corp.	1,746
192		CIT Group, Inc.	8,145
1,448		Citigroup, Inc.	68,216
360		Countrywide Financial Corp.	13,381
251	@	E*TRADE Financial Corp.	3,100
546		Fannie Mae	32,345
29		Federated Investors, Inc.	859
109		Franklin Resources, Inc.	7,863
381		Freddie Mac	24,780
277		Goldman Sachs Group, Inc.	27,008
302		Lehman Brothers Holdings, Inc.	27,844
737		MBNA Corp.	15,543
515		Merrill Lynch & Co., Inc.	27,944
1,044		Morgan Stanley	51,115
259	@	Providian Financial Corp.	4,615
240		SLM Corp.	11,585
31		T. Rowe Price Group, Inc.	1,849
			388,014
		Electric: 0.9%
484	@	AES Corp.	7,207
73	@	Allegheny Energy, Inc.	1,765
64		Ameren Corp.	3,493
274		American Electric Power Co., Inc.	9,779
190		CenterPoint Energy, Inc.	2,329
58		Cinergy Corp.	2,391
230	@	CMS Energy Corp.	3,043
161		Consolidated Edison, Inc.	7,327
109		Constellation Energy Group, Inc.	5,826
221		Dominion Resources, Inc.	15,539
53		DTE Energy Co.	2,520
644		Duke Energy Corp.	17,697
206		Edison Intl	7,571
153		Entergy Corp.	10,990
409		Exelon Corp.	19,162
217		FirstEnergy Corp.	9,613
240		FPL Group, Inc.	9,756
83		NiSource, Inc.	2,000
255		PG&E Corp.	9,121
127		PPL Corp.	7,304
30		Progress Energy, Inc.	1,327
134		Public Service Enterprise Group, Inc.	7,437
415		Southern Co.	14,089
145		TECO Energy, Inc.	2,564
231		TXU Corp.	18,545
59		Xcel Energy, Inc.	1,087
			199,482
		Electrical Components and Equipment: 0.1%
233		Emerson Electric Co.	15,488
			15,488
		Electronics: 0.1%
208	@	Agilent Technologies, Inc.	4,994
141		Applera Corp. — Applied Biosystems Group	3,019
11	@	Fisher Scientific Intl., Inc.	687
139	@	Jabil Circuit, Inc.	4,063
18		Parker Hannifin Corp.	1,086
99		PerkinElmer, Inc.	1,894
611	@	Solectron Corp.	2,230
66		Tektronix, Inc.	1,496
93	@	Thermo Electron Corp.	2,448
78	@	Waters Corp.	3,030
			24,947
		Engineering and Construction: 0.0%
12		Fluor Corp.	689
			689
		Environmental Control: 0.0%
311		Waste Management, Inc.	9,171
			9,171
		Food: 0.4%
48		Albertson’s, Inc.	1,008
177		Campbell Soup Co.	5,492
240		ConAgra Foods, Inc.	6,276
204		General Mills, Inc.	10,098
229		H.J. Heinz Co.	8,329
127		Hershey Foods Corp.	8,155
215		Kellogg Co.	9,780
202	@	Kroger Co.	3,388
98		McCormick & Co., Inc.	3,316
208	@	Safeway, Inc.	4,578
432		Sara Lee Corp.	8,765
142		SUPERVALU, Inc.	4,652
180		Wm. Wrigley Jr. Co.	12,288
			86,125
		Forest Products and Paper: 0.1%
143		Georgia-Pacific Corp.	4,738
27		International Paper Co.	870
103		Louisiana-Pacific Corp.	2,594
138		MeadWestvaco Corp.	3,958
115		Plum Creek Timber Co., Inc.	4,031
100		Temple-Inland, Inc.	3,572
18		Weyerhaeuser Co.	1,155
			20,918
		Gas: 0.1%
108		KeySpan Corp.	4,292
38		Nicor, Inc.	1,501
272		Sempra Energy	10,790
			16,583
		Hand/ Machine Tools: 0.1%
87		Black & Decker Corp.	7,597
47		Snap-On, Inc.	1,622
81		Stanley Works	3,613
			12,832
		Healthcare-Products: 1.1%
36		Bausch & Lomb, Inc.	2,811
344		Baxter Intl., Inc.	12,694
272		Becton Dickinson & Co.	15,626
168		Biomet, Inc.	6,332
452	@	Boston Scientific Corp.	12,245
73		C.R. Bard, Inc.	4,982
349		Guidant Corp.	25,788
1,821		Johnson & Johnson	122,189
699		Medtronic, Inc.	37,571
227	@	St. Jude Medical, Inc.	9,107
163	@	Zimmer Holdings, Inc.	12,483
			261,828

See Accompanying Notes to Financial Statements

120

Shares			Value
		Healthcare-Services: 0.7%
316		Aetna, Inc.	$24,651
230		HCA, Inc.	12,420
156	@	Humana, Inc.	5,672
92	@	Laboratory Corp. of America Holdings	4,457
29		Quest Diagnostics, Inc.	3,045
1,396		UnitedHealth Group, Inc.	67,818
327	@	WellPoint, Inc.	43,491
			161,554
		Home Furnishings: 0.0%
122		Leggett & Platt, Inc.	3,250
43		Whirlpool Corp.	2,958
			6,208
		Household Products/ Wares: 0.1%
25		Avery Dennison Corp.	1,311
146		Clorox Co.	8,528
92		Fortune Brands, Inc.	7,958
			17,797
		Housewares: 0.0%
182		Newell Rubbermaid, Inc.	4,148
			4,148
		Insurance: 1.5%
270	@@	ACE Ltd.	11,669
279		AFLAC, Inc.	11,592
634		Allstate Corp.	36,899
72		AMBAC Financial Group, Inc.	5,195
1,444		American Intl. Group, Inc.	80,215
220		Aon Corp.	5,485
196		Chubb Corp.	16,509
140		CIGNA Corp.	13,615
120		Cincinnati Financial Corp.	4,736
186		Hartford Financial Services Group, Inc.	13,911
96		Jefferson-Pilot Corp.	4,838
146		Lincoln National Corp.	6,647
101		Loews Corp.	7,605
93		MBIA, Inc.	5,201
798		MetLife, Inc.	35,591
64		MGIC Investment Corp.	3,926
165		Principal Financial Group	6,582
221		Progressive Corp.	21,231
494		Prudential Financial, Inc.	31,275
122		Safeco Corp.	6,565
187		St. Paul Travelers Cos., Inc.	7,084
77		Torchmark Corp.	4,062
205		UnumProvident Corp.	3,764
147	@@	XL Capital Ltd.	11,066
			355,263
		Internet: 0.3%
718	@	eBay, Inc.	27,292
80	@	Monster Worldwide, Inc.	2,110
710	@	Symantec Corp.	16,053
697	@	Yahoo!, Inc.	25,928
			71,383
		Iron/ Steel: 0.1%
73		Allegheny Technologies, Inc.	1,552
154		Nucor Corp.	8,155
119		United States Steel Corp.	4,733
			14,440
		Leisure Time: 0.1%
80		Brunswick Corp.	3,443
299		Carnival Corp.	15,817
201		Harley-Davidson, Inc.	9,855
129		Sabre Holdings Corp.	2,589
			31,704
		Lodging: 0.1%
72		Harrah’s Entertainment, Inc.	5,170
247		Hilton Hotels Corp.	5,985
204		Marriott Intl., Inc.	13,778
144		Starwood Hotels & Resorts Worldwide, Inc.	8,060
			32,993
		Machinery-Diversified: 0.1%
27		Cummins, Inc.	1,835
37		Deere & Co.	2,448
188		Rockwell Automation, Inc.	9,657
			13,940
		Media: 0.7%
1,238	@	Comcast Corp.	39,864
68		Gannett Co., Inc.	5,063
260		McGraw-Hill Cos., Inc.	11,352
27		Meredith Corp.	1,339
5		New York Times Co.	157
258		News Corp. — Class A	4,162
2,573	@	Time Warner, Inc.	44,769
15		Tribune Co.	543
490		Viacom, Inc.	16,802
1,156		Walt Disney Co.	31,721
			155,772
		Mining: 0.1%
100		Freeport-McMoRan Copper & Gold, Inc.	3,530
86		Phelps Dodge Corp.	7,516
			11,046
		Miscellaneous Manufacturing: 1.7%
727		3M Co.	55,725
65		Cooper Industries Ltd.	4,481
157		Danaher Corp.	8,655
129		Dover Corp.	4,885
162		Eastman Kodak Co.	4,257
96		Eaton Corp.	5,746
5,839		General Electric Co.	213,008
802		Honeywell Intl., Inc.	29,056
158		Illinois Tool Works, Inc.	13,340
117	@@	Ingersoll-Rand Co. Ltd.	9,057
60		ITT Industries, Inc.	5,700
81		Pall Corp.	2,364
120		Textron, Inc.	9,275
557	@@	Tyco Intl., Ltd.	16,114
			381,663
		Office/ Business Equipment: 0.1%
149		Pitney Bowes, Inc.	6,647
538	@	Xerox Corp.	7,301
			13,948
		Oil and Gas: 2.6%
60		Amerada Hess Corp.	5,571
108		Anadarko Petroleum Corp.	8,176
130		Apache Corp.	7,639
343		Burlington Resources, Inc.	17,383
1,517		ChevronTexaco Corp.	81,585
315		ConocoPhillips	33,970
441		Devon Energy Corp.	20,242
96		EOG Resources, Inc.	4,789
5,945		Exxon Mobil Corp.	334,110
50		Kerr-McGee Corp.	3,693
252		Marathon Oil Corp.	12,219
12		Noble Corp.	679

See Accompanying Notes to Financial Statements

121

Shares			Value
		Oil and Gas (continued)
280		Occidental Petroleum Corp.	$20,471
73		Sunoco, Inc.	7,488
137	@	Transocean, Inc.	6,824
196		Unocal Corp.	11,170
257		Valero Energy Corp.	17,635
			593,644
		Oil and Gas Services: 0.1%
13		Baker Hughes, Inc.	600
19		BJ Services Co.	957
212		Halliburton Co.	9,061
90	@	National-Oilwell Varco, Inc.	4,050
			14,668
		Packaging and Containers: 0.0%
71		Ball Corp.	2,666
82		Bemis Co.	2,227
90	@	Pactiv Corp.	2,057
59	@	Sealed Air Corp.	3,055
			10,005
		Pharmaceuticals: 1.4%
86		Abbott Laboratories	4,149
92		Allergan, Inc.	7,113
101		AmerisourceBergen Corp.	6,522
1,075		Bristol-Myers Squibb Co.	27,262
474		Cardinal Health, Inc.	27,459
428	@	Caremark Rx, Inc.	19,114
49	@	Express Scripts, Inc.	4,527
95	@	Forest Laboratories, Inc.	3,665
243	@	Gilead Sciences, Inc.	9,914
113	@	Hospira, Inc.	4,303
191	@	King Pharmaceuticals, Inc.	1,807
184	@	Medco Health Solutions, Inc.	9,200
1,345		Merck & Co., Inc.	43,632
4,147		Pfizer, Inc.	115,701
780		Schering-Plough Corp.	15,210
741		Wyeth	32,137
			331,715
		Pipelines: 0.0%
249		El Paso Corp.	2,575
61		Kinder Morgan, Inc.	4,740
224		Williams Cos., Inc.	4,124
			11,439
		Real Estate Investment Trusts: 0.1%
60		Apartment Investment & Management Co.	2,226
52		Archstone-Smith Trust	1,915
226		Equity Office Properties Trust	7,342
160		Equity Residential	5,744
65		Simon Property Group, Inc.	4,467
			21,694
		Retail: 2.0%
13	@	Autonation, Inc.	260
201	@	Bed Bath & Beyond, Inc.	8,171
323		Best Buy Co., Inc.	17,581
111		Circuit City Stores, Inc.	1,819
284		Costco Wholesale Corp.	12,899
115		CVS Corp.	6,308
108		Darden Restaurants, Inc.	3,508
70		Dillard’s, Inc.	1,674
52		Family Dollar Stores, Inc.	1,335
164		Federated Department Stores, Inc.	11,062
740		Gap, Inc.	15,540
2,112		Home Depot, Inc.	83,107
231		J.C. Penney Co., Inc. Holding Co.	11,495
90	@	Kohl’s Corp.	4,382
28		Limited Brands, Inc.	576
222		Lowe’s Cos., Inc.	12,701
17		May Department Stores Co.	649
719		McDonald’s Corp.	22,246
95		Nordstrom, Inc.	5,799
218	@	Office Depot, Inc.	4,299
100	@	Sears Holdings Corp.	14,670
809		Staples, Inc.	17,418
252	@	Starbucks Corp.	13,797
557		Target Corp.	29,911
228		TJX Cos., Inc.	5,228
126	@	Toys “R” Us, Inc.	3,301
1,861		Wal-Mart Stores, Inc.	87,895
1,116		Walgreen Co.	50,599
80		Wendy’s Intl., Inc.	3,610
197		Yum! Brands, Inc.	10,104
			461,944
		Savings and Loans: 0.1%
162		Golden West Financial Corp.	10,144
468		Washington Mutual, Inc.	19,329
			29,473
		Semiconductors: 1.0%
243	@	Altera Corp.	5,392
206		Analog Devices, Inc.	7,638
880		Applied Materials, Inc.	14,441
161	@	Broadcom Corp.	5,714
51	@	Freescale Semiconductor, Inc.	1,030
5,792		Intel Corp.	155,979
23		KLA-Tencor Corp.	1,044
202		Linear Technology Corp.	7,569
86		Maxim Integrated Products, Inc.	3,388
213		National Semiconductor Corp.	4,286
90	@	Novellus Systems, Inc.	2,399
110	@	Nvidia Corp.	2,991
60	@	QLogic Corp.	1,921
962		Texas Instruments, Inc.	26,590
			240,382
		Software: 1.4%
520		Adobe Systems, Inc.	17,191
212		Autodesk, Inc.	8,391
281		Automatic Data Processing, Inc.	12,308
215	@	BMC Software, Inc.	3,659
117	@	Citrix Systems, Inc.	2,944
284		Computer Associates Intl., Inc.	7,745
288	@	Compuware Corp.	1,973
169	@	Electronic Arts, Inc.	8,879
441		First Data Corp.	16,683
136	@	Fiserv, Inc.	5,848
160		IMS Health, Inc.	3,928
132	@	Intuit, Inc.	5,705
61	@	Mercury Interactive Corp.	2,752
5,531		Microsoft Corp.	142,700
211	@	Novell, Inc.	1,234
4,912	@	Oracle Corp.	62,972
283	@	Siebel Systems, Inc.	2,609
280	@	Veritas Software Corp.	6,964
			314,485
		Telecommunications: 1.5%
190		Alltel Corp.	11,052
551		AT&T Corp.	10,353
199	@	Avaya, Inc.	1,821
572		BellSouth Corp.	15,307
87		CenturyTel, Inc.	2,853
3,964	@	Cisco Systems, Inc.	76,821
150		Citizens Communications Co.	2,046
131	@	Comverse Technology, Inc.	3,082
78	@	Corning, Inc.	1,223
2,323		Motorola, Inc.	40,351
704	@	Nextel Communications, Inc.	21,247

See Accompanying Notes to Financial Statements

122

Shares			Value
		Telecommunications (continued)
912		QUALCOMM, Inc.	$33,981
2,283		SBC Communications, Inc.	53,377
155		Scientific-Atlanta, Inc.	5,162
462		Sprint Corp.	10,945
251	@	Tellabs, Inc.	2,063
1,735		Verizon Communications, Inc.	61,384
			353,068
		Textiles: 0.0%
111		Cintas Corp.	4,481
			4,481
		Toys/ Games/ Hobbies: 0.0%
114		Hasbro, Inc.	2,301
236		Mattel, Inc.	4,290
			6,591
		Transportation: 0.5%
252		Burlington Northern Santa Fe Corp.	12,454
194		CSX Corp.	8,067
188		FedEx Corp.	16,811
255		Norfolk Southern Corp.	8,140
40		Ryder System, Inc.	1,470
163		Union Pacific Corp.	10,914
645		United Parcel Service, Inc.	47,503
			105,359
		Total Common Stock (Cost $6,533,956)	6,517,082

Principal
Amount			Value
U.S. TREASURY OBLIGATIONS: 51.9%
		Sovereign: 51.9%
$14,175,000		3.670%, due 02/15/10	$11,945,456
		Total U.S. Treasury Obligations (Cost $11,920,229)	11,945,456

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.4%
		Sovereign: 19.4%
2,697,000		4.250%, due 11/15/09	2,261,661
2,651,000		4.280%, due 01/15/10	2,207,480
		Total U.S. Government Agency Obligations (Cost $4,468,353)	4,469,141
		Total Long-Term Investments (Cost $22,922,538)	22,931,679

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
120,000		Morgan Stanley Repurchase Agreement dated 05/31/05, 3.051%, due 06/01/05, $120,010 to be received upon repurchase (Collateralized by $125,000 Federal Farm Credit Bank, 4.750%, Market Value plus accrued interest $126,582, due 3/14/11)	120,000
		Total Short-Term Investments (Cost $120,000)	120,000

	Total Investments In Securities (Cost $23,042,538)*	100.1%	$23,051,679
	Other Assets and Liabilities-Net	(0.1)	(17,289)
	Net Assets	100.0%	$23,034,390

@                                    Non-income producing security

@@                        Foreign issuer

*                                         Cost for federal income tax purposes is $23,105,367. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$127,271
Gross Unrealized Depreciation	(180,959)
Net Unrealized Appreciation	$(53,688)

See Accompanying Notes to Financial Statements

123

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended May 31, 2005 were as follows:

Fund Name	Type	Per Share Amount
Principal Protection Fund
Class A	NII	$0.2411
Class B	NII	$0.1588
Class C	NII	$0.1422
Class Q	NII	$0.2418
Principal Protection Fund II
Class A	NII	$0.2653
Class B	NII	$0.1847
Class C	NII	$0.1733
Class Q	NII	$0.2608
Principal Protection Fund III
Class A	NII	$0.2602
Class B	NII	$0.1810
Class C	NII	$0.1732
Class Q	NII	$0.2664
Principal Protection Fund IV
Class A	NII	$0.1345
Class B	NII	$0.0467
Class C	NII	$0.0327
Class Q	NII	$0.1408
All Classes	STCG	$0.0103
All Classes	LTCG	$0.0642
Principal Protection Fund V
Class A	NII	$0.1412
Class B	NII	$0.0632
Class C	NII	$0.0452
All Classes	STCG	$0.2231
All Classes	LTCG	$0.1258
Principal Protection Fund VI
Class A	NII	$0.1486
Class B	NII	$0.0630
Class C	NII	$0.0426
Class Q	NII	$0.1526
All Classes	STCG	$0.2931
All Classes	LTCG	$0.0409
Principal Protection Fund VII
Class A	NII	$0.1572
Class B	NII	$0.0836
Class C	NII	$0.0611
All Classes	STCG	$0.0962
All Classes	LTCG	$0.0551
Principal Protection Fund VIII
Class A	NII	$0.1829
Class B	NII	$0.0880
Class C	NII	$0.0838
All Classes	STCG	$0.1241
All Classes	LTCG	$0.0002
Principal Protection Fund IX
Class A	NII	$0.1460
Class B	NII	$0.0820
Class C	NII	$0.0786
All Classes	STCG	$0.0336
Principal Protection Fund X
Class A	NII	$0.0728
Class B	NII	$0.0407
Class C	NII	$0.0426
All Classes	STCG	$0.0394
Principal Protection Fund XI
Class A	NII	$0.0468
Class B	NII	$0.0295
Class C	NII	$0.0321

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

Total long-term capital gains distributions designated by the Funds are as follows:

Principal Protection Fund IV	$3,475,852
Principal Protection Fund V	$5,727,449
Principal Protection Fund VI	$1,749,187
Principal Protection Fund VII	$1,221,176
Principal Protection Fund VIII	$1,004

Of the ordinary distributions made during the fiscal year ended May 31, 2005, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Principal Protection Fund:	15.81%
Principal Protection Fund II:	8.48%
Principal Protection Fund III:	13.46%
Principal Protection Fund IV:	88.72%
Principal Protection Fund V:	21.28%
Principal Protection Fund VI:	22.86%
Principal Protection Fund VII:	31.75%
Principal Protection Fund VIII:	29.20%
Principal Protection Fund IX:	34.72%
Principal Protection Fund X:	23.70%
Principal Protection Fund XI:	35.41%

124

For the fiscal periods ended May 31, 2005, the following are percentages of ordinary dividends paid by the Funds that are designated as qualifying dividend income subject to reduced income tax rates for individuals:

Principal Protection Fund:	15.67%
Principal Protection Fund II:	8.38%
Principal Protection Fund III:	13.28%
Principal Protection Fund IV:	88.27%
Principal Protection Fund V:	21.22%
Principal Protection Fund VI:	22.81%
Principal Protection Fund VII:	31.61%
Principal Protection Fund VIII:	28.95%
Principal Protection Fund IX:	34.29%
Principal Protection Fund X:	23.53%
Principal Protection Fund XI:	34.70%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January 2005, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in calendar year 2004.

125

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Funds are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	the Trust	Time Served(1)	Years
Independent Trustees:

John V. Boyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Trustee	January 2005 — Present	Executive Director, The Mark Twain House & Museum(2) (September 1989 — Present).

J. Michael Earley(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	February 2002 — Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 — Present).

R. Barbara Gitenstein(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	February 2002 — Present	President, College of New Jersey (January 1999 — Present).

Patrick W. Kenny(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 2005 — Present	President and Chief Executive Officer International Insurance Society (June 2001 — Present). Formerly, Executive Vice, Frontier Insurance Group, Inc. September 1998 — March 2001)

Walter H. May(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Trustee	October 1999 — Present	Retired.

Jock Patton(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Chairman and Trustee	October 1999 — Present	Private Investor (June 1997 — Present). Formerly Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 — December 2001).

David W.C. Putnam(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	October 1999 — Present	President and Director, F.L. Putnam Securities Company, Inc. (June 1978 — Present).

Roger B. Vincent(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	February 2002 — Present	President, Springwell Corporation (March 1989 — Present).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee
Independent Trustees:
John V. Boyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	154	None
J. Michael Earley(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	154	None
R. Barbara Gitenstein(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	154	New Jersey Resources (September 2003 — Present).
Patrick W. Kenny(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	154	Assured Guaranty Ltd. (November 2003 — Present).
Walter H. May(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	154	BestPrep (September 1991 — Present).
Jock Patton(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	154	JDA Software Group Inc. (January 1999 — Present); Swift Transportation Co. (March 2004 — Present).
David W.C. Putnam(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	154

Progressive Capital Accumulation Trust (August 1998 — Present); Principled Equity Market Trust (November 1996 — Present), Mercy Endowment Foundation (September 1995 — Present); Asian American Bank and Trust Company (June 1992 — Present); and Notre Dame Health Care Center (July 1991 — Present).

Roger B. Vincent(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	154	AmeriGas Propane, Inc. (January 1998 — Present).

126

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	the Trust	Time Served(1)	Years
Richard A. Wedemeyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 69	Trustee	February 2001 — Present	Retired. Formerly Vice President — Finance and Administration, The Channel Corporation (June 1996 — April 2002). Formerly, Trustee First Choice Funds (February 1997 — April 2001).

Trustees who are “Interested Persons”:

Thomas J. McInerney(5) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	February 2001 — Present

Chief Executive Officer, ING U.S. Financial Services (January 2005 — Present); General Manager and Chief Executive Officer, U.S. Financial Services (December 2003  — December 2004); Chief Executive ING U.S. Financial Services (September 2001 — December 2003); and General Manager and Chief Executive Officer, U.S. Worksite Financial Services (December 2000 — September 2001).

John G. Turner(6) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	October 1999 — Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 — January 2002); Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company (July 1993 — September 2000); Director of ReliaStar Life Insurance Company of New York (April 1975 — December 2001); Director of Northern Life Insurance Company (March 1985 — April 2000); Chairman and Trustee of the Northstar affiliated investment companies (May 1993 — December 2001).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee
Richard A. Wedemeyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 69	154	Touchstone Consulting Group (June 1997 — Present); and Jim Henson Legacy (April 1994 — Present).
Trustees who are “Interested Persons”:
Thomas J. McInerney(5) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	200

Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Co. of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co. Inc.; Ameribest Life Insurance Co.; First Columbine Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 — Present).

John G. Turner(6) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	154	Hormel Foods Corporation (March 2000 — Present); ShopKo Stores, Inc. (August 1999 — Present); and Conseco, Inc. (September 2003 — Present).

(1)     Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)     Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(3)     Valuation, Proxy and Brokerage Committee member.

(4)     Audit Committee member.

(5)     Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(6)     Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

127

	Position(s)	Term of Office
	held with	and Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served(1)	during the Past Five Years
Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	President and Chief Executive Officer Chief Operating Officer	February 2001 — Present July 2000 — Present

President and Chief Executive Officer, ING Investments, LLC (December 2000 — Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 — December 2000); and Executive Vice President, ING Investments, LLC (May 1998 — June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Executive Vice President	February 2002 — Present

Executive Vice President (December 2001 — Present) and Chief Compliance Officer (October 2004 — Present), ING Investments, LLC. Formerly, Chief Financial Officer and Treasurer, ING Investments, LLC (December 2001 — March 2005); Senior Vice President, ING Investments, LLC (June 1998 — December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President	February 2002 — Present

Executive Vice President, ING Investments, LLC (July 2000 — Present) and Chief Investment Risk Officer (January 2003 — Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 — January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 — August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Chief Compliance Officer	November 2004 — Present

Chief Compliance Officer of the ING Funds (November 2004 — Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 — October 2004); and Chief Operating Officer and General Cousel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 — May 2001).

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President, Chief Financial Officer and Assistant Secretary	April 2005 — Present

Senior Vice President, ING Funds Services, LLC (April 2005 — Present). Formerly, Vice President, ING Funds Services, LLC (September 2002 — March 2005); Director, Financial Reporting, ING Investments, LLC (March 2001 — September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 — January 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Senior Vice President and Assistant Secretary	November 1999 — Present	Senior Vice President (August 1999 — Present) and Assistant Secretary (October 2001 — Present), ING Funds Services, LLC.

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President	November 2003 — Present

Senior Vice President, ING Investments, LLC (October 2003 — Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 — October 2003); and Assistant Vice President, ING Funds Services, LLC (November 1999 — January 2001).

128

	Position(s)	Term of Office
	held with	and Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served(1)	during the Past Five Years
Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Vice President and Treasurer	November 1999 — Present	Vice President, ING Funds Services, LLC (October 2001 — Present) and ING Investments, LLC (August 1997 — Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	February 2003 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 — Present); and Vice President, ING Investments, LLC (February 1996 — Present). Formerly, Chief Compliance Officer, ING Investments, LLC October 2001 — October 2004.

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Vice President	September 2004 — Present

Vice President ING Funds Services, LLC (September 2004 — Present). Formerly Assistant Vice President ING Funds Services, LLC (October 2001 — September 2004); and Manager Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 — October 2001).

Mary A. Gaston 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President	April 2005 — Present

Vice President, ING Fund Services, LLC (April 2005 — Present). Formerly, Assistant Vice President, Financial Reporting, ING Investments, LLC (April 2004 — April 2005); Manager, Financial Reporting, ING Investments, LLC (August 2002 — April 2004); and Controller Z Seven Fund, Inc. and Ziskin Asset Management, Inc. (January 2000 — March 2002).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 28	Assistant Vice President	February 2003 — Present	Assistant Vice President, ING Funds Services, LLC (December 2002 — Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Assistant Vice President	September 2004 — Present

Assistant Vice President, ING Funds Services, LLC (August 2004 — Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 — August 2004); Associate Partner, AMVESCAP PLC (October 2000 — May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 — May 2003).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Secretary	August 2003 — Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 — September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

Theresa Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Assistant Secretary	August 2003 — Present	Counsel, ING Americas, U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003).

129

	Position(s)	Term of Office
	held with	and Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served(1)	during the Past Five Years
Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Secretary	September 2004 — Present

Supervisor, Board Operations, ING Funds Services, LLC (August 2003 — Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 — August 2003); Associate, PricewaterhouseCoopers (January 2001 — August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 — December 2000).

(1)     The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

130

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Convertible Fund

ING Equity and Bond Fund

ING Equity Income Fund

ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund

ING Growth Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING MidCap Value Fund

ING MidCap Value Choice Fund

ING SmallCap Value Fund

ING SmallCap Value Choice Fund

ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund

ING Government Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund

ING Foreign Fund

ING International Fund

ING International Growth Fund

ING International SmallCap Fund

ING International Value Fund

ING International Value Choice Fund

ING Precious Metals Fund

ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund

ING Classic Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Income Fund

*            An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, FL 32746

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.ingfunds.com and on the SEC’s website www.sec.gov.

PRAR-UDEPPFABCQ	(0505-073005)

Annual Report

May 31, 2005

Classes A, B, C, M and O

Domestic Equity and Income Funds

▪ ING Convertible Fund
▪ ING Equity and Bond Fund
▪ ING Real Estate Fund

Domestic Equity Growth Funds

▪ ING Disciplined LargeCap Fund
▪ ING LargeCap Growth Fund
▪ ING MidCap Opportunities Fund
▪ ING SmallCap Opportunities Fund

Domestic Equity Value Funds

▪ ING Financial Services Fund
▪ ING LargeCap Value Fund
▪ ING MagnaCap Fund
▪ ING MidCap Value Fund
▪ ING MidCap Value Choice Fund
▪ ING SmallCap Value Fund
▪ ING SmallCap Value Choice Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1

Market Perspective	2

Portfolio Managers’ Reports	4

Shareholder Expense Examples	32

Report of Independent Registered Public Accounting Firm	38

Statements of Assets and Liabilities	39

Statements of Operations	45

Statements of Changes in Net Assets	48

Financial Highlights	55

Notes to Financial Statements	80

Portfolios of Investments	99

Tax Information	131

Director and Officer Information	132

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PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
June 22, 2005

1               Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2005

In our semi-annual report we described global equities that had returned 9.0% on average to U.S. dollar investors. For the year ended May 31, 2005, global equities gained 11.3%, as measured by the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends. In the second six months, however, those investors struggled to make further headway, adding just 2.2%, much of which was due to trends in currencies. For the six months, the U.S. currency recovered 7.9% against the euro, 5.3% against the yen and 5.1% against the pound, reducing sizeable local stock market appreciation correspondingly.

Interest rate issues heavily influenced all markets. Commentators on investment grade U.S. fixed income securities were confounded by the continued flattening of the Treasury yield curve. Four times during the half year the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate by 0.25% to 3.0%, making eight increases since June 2004. Yet longer term Treasury yields stayed on a downward path and on February 9 the ten-year reached its semi-annual low point of 4.0%. Even Chairman Greenspan confessed his own bafflement at this “conundrum”, unnerving many investors with his apparent displeasure. This and other shocks sent that yield back up to its peak of 4.6% on March 28. But it was short lived. In the weeks that followed, evidence of slowing activity and firming inflation mounted. Barely two months after Greenspan’s “conundrum” speech, the conundrum was back. In May there was a brief reversal after the employment report, but by mid month, fairly tame core inflation data sent the yield spread of the ten-year over the 90-day Treasury Bill to repeated multi-year record low levels. The yield on 10-year Treasury Notes fell 0.65% and 0.35% to 4.0%, for the twelve months and six months, respectively, but the yield on 13-week Treasury Bills soared 1.8% and 0.70%, respectively for the same periods, to 2.9%. The broader Lehman Brothers Aggregate Bond Index(2) returned 6.8% for the full year and 2.9% for the six months. High yield bonds betrayed their equity-like characteristics and after a powerful first half, struggled in the second; the Lehman Brothers High Yield Bond Index(3) added just 0.6% in the second half the year, while gaining 10.3% for the full year.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), gained 8.2% including dividends for the year ended May 31, 2005. For the six months, the Index gained 2.4%, less than half the gain of the previous six months and only squeezed out in the last two weeks of May. At this point the market was trading at a price-to-earnings level of just under 16 times earnings for the current fiscal year. The market had powered ahead in the last two months of 2004, energized by the clear presidential election result, retreating oil prices after the October record and a bullish November employment report. By January this was being seen as overly optimistic and stocks fell back. But encouraging elections in Iraq and an upsurge in merger and acquisition activity relieved the gloom somewhat. This was followed through in February as fourth quarter 2004 corporate earnings showed average growth above 20%. A better than expected employment report on March 4 propelled the S&P 500 Index to its best close of the six month period the next day. But the sell off from this high to the end of April was swift, as fears of slowing growth, rising inflation, and slumping consumer confidence sent the market to its 2004 low point in mid-April. May started as April had left off, with investors uneasy at the apparent combination of a “soft patch” in the economy and the Federal Reserve intent on increasing short-term interest rates. Indeed the first two business days saw a weak manufacturing report and another rise in the Federal Funds rate. But a very strong employment report, record home sales and a first quarter gross domestic product (“GDP”) growth estimate revised up to 3.5%, within which profits were still growing at a healthy 13.8%, soon had many commentators asking if the soft patch had just been an illusion. Investors were relieved as oil prices remained well below the April high level, much of the time under $50 per barrel. As is often the case when the mood shifts, formerly worrisome news was now being shrugged off. Significant upward revisions to earlier estimates of wages and salaries growth, experts argued, would surely safeguard the future spending of the all-important U.S. consumer, notwithstanding the FOMC. Our year ended with a sharp rebound in consumer confidence.

In international equities markets for the six months ended May 31, 2005, Japan fell 0.9% in dollars, as measured by the MSCI Japan Index(5) with net dividends, but rose 3.9% in yen. For the full year, the Index gained 3.9% in dollars and 1.3% in yen. The headline of the half-year was undoubtedly that Japan was in recession again for the fourth time in thirteen years, GDP falling in the middle two quarters of 2004. Yet it bounced back in the first calendar quarter of 2005 and by the end of May improved corporate profitability and household spending had raised

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2005

spirits. Meanwhile, for the six months European ex UK markets gained 2.3% in dollars, over four times that in local currency, and 17.9% for the year, as measured by the MSCI Europe ex UK Index(6) with net dividends, reaching a near three-year high. While the macro picture is depressing with unemployment over 10% in France and Germany and domestic demand weak, markets were encouraged by attractive price earnings ratios and merger and acquisition prospects. The UK market rose 15.0% for the full year and 2.6% in dollars between November and May, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 15.7% and 7.6%, respectively, for the same periods. The healthy UK economy patently started to slow after five interest rate increases through August. By the end of May, manufacturing was contracting, housing prices were receding and household spending was cooling. Still, stocks were underpinned by fairly modest valuations, a dividend yield well above 3% and again, periodic merger and acquisition excitement.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING CONVERTIBLE FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types*

as of May 31, 2005

(as a percent of net assets)

*  Excludes other assets and liabilities of -27.8% of net assets and 27.7%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING Convertible Fund (the “Fund”) seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of -0.85% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities (“ML Convertible”) Index(4) which returned -0.08% for the same period.

Portfolio Specifics: The Fund was relatively defensively positioned versus its peer group, as well as the ML Convertible Index at the beginning of the year. The barbell approach adopted earlier in the year was modified somewhat to a more middle of the road approach with most of its weighting in total return convertibles, with neither a pure bond-like tilt nor a pure equity tilt. With the collapse of volatility in the convertible market, especially in the latter half of the year, this hurt Fund performance as the option value of the middle of the road convertibles diminished significantly. Thus middle of the road convertibles have fared the worst so far in 2005.

Given the strength in oil prices through most of this period, energy was the biggest contributor to Index returns. Slight overweighting and security selection aided the Fund in beating the benchmark in the energy sector, which was the best performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, healthcare, and consumer staples sectors as well. Underweighting airlines aided the Fund in outperforming the benchmark in the transportation sector as well. This was offset by significant underperformance in telecommunications, caused by pronounced underperformance of one holding where the company’s fundamental deterioration was announced during one of the earnings calls and which the Fund has since been underweighted. The Fund also underperformed in the industrial sector due to a couple of holdings not meeting earnings expectations during a quarter and another introducing management integrity issues. The Fund has sold these holdings subsequently. Media and technology also underperformed with certain sub sectors going out of favor and due to gains given back during this period versus the previous twelve month period.

Outlook and Current Strategy: U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going further into the calendar year. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, could further decrease the visibility for the financial markets.

The Fund still maintains a middle-of-the-road approach with heavier weightings in balanced total return convertibles, as we believe the market has cheapened significantly over the last few months, with the expectation that these should outperform going forward.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and low default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom up approach which relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy continues to be the foundation for our investment decisions.

Top Ten Holdings**

as of May 31, 2005
(as a percent of net assets)

SPDR Trust Series 1	2.9%
Lehman Brothers Holdings, Inc	2.7%
Flir Systems, Inc.	2.6%
Reinsurance Group of America	2.4%
Chesapeake Energy Corp.	2.4%
Tyco Intl. Group SA	2.4%
Costco Wholesale Corp.	2.2%
Ocwen Financial Corp.	2.0%
Nabi Biopharmaceuticals	1.9%
Spacehab, Inc.	1.8%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to
repurchase agreements and securities lending.

PORTFOLIO MANAGERS’ REPORT	ING CONVERTIBLE FUND

Average Annual Total Returns for the Years Ended May 31, 2005

	1 Year	5 Year	10 Year

Including Sales Charge:
Class A(1)	(6.55)%	(1.98)%	10.51%
Class B(2)	(6.40)%	(1.76)%	10.52%
Class C(3)	(2.49)%	(1.45)%	10.48%

Excluding Sales Charge:
Class A	(0.85)%	(0.82)%	11.17%
Class B	(1.56)%	(1.47)%	10.52%
Class C	(1.52)%	(1.45)%	10.48%
ML Convertible Index(4)	(0.08)%	1.65%	9.35%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Merrill Lynch All Convertibles Excluding Mandatory All Quantities Index (“ML Convertible Index”) is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least on overall par of $50 million market value.

ING EQUITY AND BOND FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types*

as of May 31, 2005

(as a percent of net assets)

Portfolio holdings are subject to change daily.

* Excludes other assets and liabilities of -6.8% of net assets.

The ING Equity and Bond Fund (the “Fund”) seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by James A. Vail, CFA. The bond portion of the Fund is managed by James B. Kauffmann. Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund. All are with ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ending May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 4.51% compared to the Standard & Poor’s (“S&P”) 500 Index(4), the Lehman Brothers Aggregate Bond Index(5), and the Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 8.24%, 6.82% and 7.78%, respectively, for the same period.

Portfolio Specifics: The principal negative factor of the Fund’s equity component that caused it to underperform the S&P 500 Index was our information technology holdings, particularly previously held NVIDIA Corp., Hewlett Packard Co. and Corning, Inc., as well as International Business Machines Corp. Healthcare was another disappointing performer as Biogen Idec, Inc. sold off dramatically after a new drug was withdrawn from the market. Earlier in the year, previously held Boston Scientific Corp., encountered problems with its stent product line, which also hurt overall returns.

Performance was bolstered by holdings in the consumer discretionary sector, particularly Marriott International, Inc. Starwood Hotels & Resorts Worldwide, Inc., Carnival Corp. and Nordstrom, Inc. The industrial sector also provided positive returns as truck manufacturer PACCAR, Inc. and previously held Rockwell Automation, Inc. were strong performers. Finally being underweight consumer staples aided performance. Earlier in the period energy detracted from performance, but more recently exerted a positive influence.

Overall, the fixed income portion of the Fund performed in line with its benchmark, the Lehman Brothers Aggregate Bond Index, despite the different impacts our short duration stance had over the twelve-month period. While a short duration stance was helpful to performance in the first part of the fiscal year, by the end of the third calendar quarter of 2004 it was a source of underperformance relative to the benchmark especially since we concentrated our underweight in the resilient shorter maturities of the yield curve. Again the short duration posture helped in the first calendar quarter of 2005, but it was a drag on performance as we ended the Fund’s fiscal year in May. During the first six months of the reporting period, we reduced our exposure to longer-dated and lower-rated corporates in the face of stretched valuations. In fact, our exposure to credit-sensitive sectors at the close of the period was below the Index on a market-weight and a contribution-to-duration basis. At times the portfolio yield was slightly less than the Index.

Exposure to emerging markets debt significantly helped returns until the calendar turned to 2005. We reduced exposure to both higher risk sectors early in January as the compensation for risk became inadequate. Once the tide turned against high yield later in the first calendar quarter of 2005, the underweight was advantageous. Careful credit analysis also pointed to a significant underweight in the autos for most of the period; however, we reintroduced some of the names in May.

Current Strategy and Outlook: We remain defensively postured as idiosyncratic risk is on the rise. The increase in shareholder friendly initiatives — special dividends, share buy-backs, mergers, etc — is decidedly bondholder unfriendly. We continue to actively manage our sector allocation and security selection exposures. Careful security selection is never more important than during periods of volatility. However, valuations have improved lately and we expect to reduce our tactical treasury allocation and purchase high quality securities that have widened with the market. Specifically, we continue to like the utility, insurance, and banking sectors.

The Fund closed the period neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and moderately underweight the short and intermediate portions of the yield curve. We are also underweight agencies. Despite the addition of a number of new positions in May our credit allocation remains lower than the benchmark. Indeed, intermittent squalls in the bond market may provide some tactical trading opportunities in disparaged sectors and issuers. With some 75% of the mortgage market vulnerable to refinancing, we may decrease our allocation in the very near future but will maintain holdings in adjustable rate mortgages and collateralized mortgage obligations.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

U.S. Treasury Note, 3.875%, due 05/15/10	3.0%
FNMA, 5.000%, due 07/15/34	2.8%
General Electric Co.	2.4%
Exxon Mobil Corp.	1.9%
Citigroup, Inc.	1.9%
Microsoft Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Lehman Brothers Holdings, Inc.	1.4%
Baker Hughes, Inc.	1.3%
American Intl. Group, Inc.	1.3%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to repurchase agreements.

PORTFOLIO MANAGERS’ REPORT	ING EQUITY AND BOND FUND

Average Annual Total Returns for the Years Ended May 31, 2005

	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)	(1.50)%	0.18%	7.22%
Class B(2)	(1.13)%	0.35%	7.21%
Class C(3)	2.78%	0.69%	7.15%
Excluding Sales Charge:
Class A	4.51%	1.38%	7.86%
Class B	3.87%	0.69%	7.21%
Class C	3.78%	0.69%	7.15%
S&P 500 Index(4)	8.24%	(1.93)%	10.18%
Lehman Brothers Aggregate Bond Index(5)	6.82%	7.73%	6.85%
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	7.78%	2.20%	9.18%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

ING REAL ESTATE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 1.7% of net assets.

REIT - Real Estate Investment Trust

Portfolio holdings are subject to change daily.

The ING Real Estate Fund (the “Fund”) seeks total return. The Fund is co-managed by T. Ritson Ferguson, CFA, Chief Investment Officer and Sherry L. Rexroad, Managing Director, ING Clarion Real Estate Securities L.P. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 28.51% compared to the Dow Jones Wilshire (“DJW”) Real Estate Securities Index(4), which returned 31.57% for the same period.

Portfolio Specifics: The Fund trailed its benchmark, but the Fund outperformed the S&P 500 Index(9) and the Lehman Brothers Aggregate Bond Index(10).

The best returns by sector in the last year were from the mall, shopping center, hotel, and storage sectors. Generally, our sector allocation was a positive contributor, as we were overweight in the retail sectors. However, our modest weighting in the healthcare sector, which is not in the benchmark, was a drag on performance during the last year. The healthcare sector was the clear laggard among property stocks  advancing “only” 22.2%. Stock selection was the source of our underperformance in the last year. Our stock selection in the shopping center, hotel and industrial sectors outperformed the sector averages. Unfortunately, the underperformance in the mall, office and apartment sectors offset the positive sector selection and stock selection in other sectors. The only significant change in sector allocation has been the elimination of our healthcare positions and the addition of a 5% allocation to the storage sector, which we like for the rapidly improving fundamentals in this property type. We remain overweight the mall sector, which continues to exhibit the strongest fundamentals of any property type. Even the small amount of cash held on average during the year had a drag on performance in such strong markets.

Current Strategy and Outlook: Real estate stocks continue to be strong performers relative to the rest of the stock market. Volatility, however, has increased in the last 18 months. In January, many Real Estate Investment Trusts (“REITs”) fell sharply, but have since regained all those losses and more. Traditionally real estate stock returns have only about 65% of the volatility of the S&P 500 Index and half the volatility of the Russell 2000 Index(11). The high and consistent level of dividend income has been one of the reasons for REITs lower historic volatility. REIT dividends increased by about 3% last year and are expected to grow by a similar amount again this year.

The economy and interest rates will write the story for REITs in 2005. With the spread between dividend yields and bonds at below average levels, the action of the Federal Reserve becomes more important in 2005. A policy of slow-measured increases in short-term rates and a modest increase in long-term rates is generally good for REITs. A sharp increase in the rate of increases or a dramatic rise in 10-year rates would likely hurt REIT stock prices.

As of the end of May, REITs are trading at fair value relative to three broad measures of value. By one measure, REITs look expensive. The average REIT trades at about a 14.2 multiple of earnings, which is well above the 12.2 average multiple since 1986. However, REITs are trading at a dividend yield of 4.8%, which is 80 basis points (0.80%) higher than the yield on the 10-year Treasury bond (versus an average spread over the last 20 years of approximately 60 basis points). Finally, we estimate the average REIT stock price is about a 2% premium to estimated Net Asset Value (the estimate of the private market value of a company’s real estate assets net of debt). In other words, public real estate equity valuations are in line with the much larger private market values. Approximately 90% of U.S. real estate is owned in the private market.

As long as new stock issuance remains disciplined as it was in 2003 and 2004, we believe stock prices should improve with earnings growth. The pipeline of initial public offerings (IPO’s) remains modest. As always, we will be discriminating buyers of these new entrants to the public real estate company universe. In the meantime, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives.

Top Ten Holdings
as of May 31, 2005
(as a percent of net assets)

Simon Property Group, Inc.	6.4%
Prologis	4.9%
Starwood Hotels & Resorts Worldwide, Inc.	4.5%
Boston Properties, Inc.	4.5%
Public Storage, Inc.	4.4%
General Growth Properties, Inc.	4.0%
SL Green Realty Corp.	3.8%
Equity Office Properties Trust	3.5%
AvalonBay Communities, Inc.	3.5%
Vornado Realty Trust	3.4%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

			Since Inception		Since Inception		Since Inception		Since Inception
			of Class A		of Class B		of Class C		of Class O
	1 Year		December 20, 2002		November 20, 2002		January 17, 2003		September 15, 2004

Including Sales Charge:
Class A(1)	21.12%		25.15%		—		—		—
Class B(2)	22.62%		—		25.63%		—		—
Class C(3)	26.57	%*	—		—		29.28%		—
Class O	—		—		—		—		20.12%
Excluding Sales Charge:
Class A	28.51	%*	28.21%		—		—		—
Class B	27.62	%*	—		26.47%		—		—
Class C	27.57	%*	—		—		29.28%		—
Class O	—		—		—		—		20.12%
Dow Jones Wilshire Real Estate Securities Index(4)	31.57%		29.66	%(5)	29.29	%(6)	32.55	%(7)	17.84	%(8)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Index  indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

*  Performance was attributed to highly favorable conditions. Please be advised that such conditions may not continue to exist and such performance may not be repeated in the future.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted.

(5)  Since inception for the index is shown from January 1, 2003.

(6)  Since inception for the index is shown from December 1, 2002.

(7)  Since inception for the index is shown from February 1, 2003.

(8)  Since inception for the index is shown from September 1, 2004.

(9)  The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(10) The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

(11) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3,000 U.S. companies based on total market capitalization.

ING DISCIPLINED LARGECAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005
(as a percent of net assets)

*   Excludes other assets and liabilities of -14.1% of net assets and 13.7%
of net assets for short-term investments related to securities lending.

(1)   Includes five industries, which each represent 2 - 3% of net assets.

(2)  Includes twenty industries, which each represent less 2% of net assets.

Portfolio holdings are subject to change daily.

The ING Disciplined LargeCap Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Hugh T.M. Whelan Sr., and Douglas Coté, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 9.75% compared to the Standard & Poor’s (“S&P”) 500 Index(4), which returned 8.24% for the same period.

Portfolio Specifics: The Fund outperformed the S&P 500 Index due to security selection, especially in the healthcare, utilities and information technology sectors. This positive performance was offset slightly by disappointing stock performance in the industrials and consumer staples sectors. Among the largest contributors to performance were our overweights in Apple Computer, Inc. and TXU Corp. Our overweights in Ford Motor Co. and Gap, Inc. were among stocks that detracted from alpha over the year.

Soaring profits, outstanding product sales led by the iPod, iPod mini and the iPod Shuffle and rising earnings forecasts drove Apple Computer, Inc. up significantly. Also driving profitability is additional economic benefit from new retail store openings. Shares of TXU Corp., the largest Texas power supplier, rose on strong earnings and the announcement of a four-fold dividend increase and improved outlook for 2004 and 2005. Management has been committed to transforming TXU Corp. into a high performance utility company with continued improvement in profitability. Not unlike other U.S. automakers, Ford Motor Co. has experienced falling sales (especially in SUVs), high inventories and production cuts. Their planned price cuts will help to clear inventories but will hurt profits. In April, the company reduced its 2005 earnings per share outlook and stated that it did not expect to meet the 2006 pretax income objective. Gap, Inc.’s stock price dropped as slowing sales momentum across all retail concepts hampered profitability. Margin declines and costs associated with support of new growth initiatives also hindered profitability.

Individual security selection was aided by the effectiveness of factors historically successful at identifying outperforming stocks, including price momentum, analyst estimate revision, free cash flow to price, capital expense change and change in accruals. Only trailing price to earnings had a negative impact on performance over the year.

Outlook and Current Strategy: During May, the economic outlook improved somewhat and the markets finally responded like the recovery had legs. First quarter gross domestic product came in higher than expected and the economy is creating jobs at a healthy pace. Retail sales and industrial production are moderating and energy prices have been ticking downward. Profit growth is at a rate that is more in line with a mid-cycle recovery. Meanwhile, long-term rates remain amazingly low and as a result housing continues to be strong. All of which has had a positive impact on the equity markets. Our research builds structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark portfolio. The evaluation includes every stock in the index. We believe that the most recent analysis positions the Fund to capitalize on holdings with superior growth, profitability and balance sheet strength relative to their valuations in terms of earnings and cash flows. The Fund is currently overweight in the information technology, energy and healthcare sectors and underweight in the consumer discretionary, financials, utilities and telecommunications sectors. However, overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Exxon Mobil Corp.	4.0%
General Electric Co.	3.4%
Bank of America Corp.	2.8%
Intel Corp.	2.4%
Microsoft Corp.	2.3%
Pfizer, Inc.	1.8%
Johnson & Johnson	1.7%
Coca-Cola Co.	1.7%
Chevron Texaco Corp.	1.7%
Dell, Inc.	1.7%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to securities lending.

PORTFOLIO MANAGERS’ REPORT	ING DISCIPLINED LARGECAP FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

			Since Inception
	1 Year	5 Year	December 30, 1998
Including Sales Charge:
Class A(1)	3.44%	(4.07)%	(1.22)%
Class B(2)	3.95%	(4.02)%	(1.01)%
Class C(3)	7.95%	(3.63)%	(1.01)%
Excluding Sales Charge:
Class A	9.75%	(2.93)%	(0.31)%
Class B	8.95%	(3.63)%	(1.01)%
Class C	8.95%	(3.63)%	(1.01)%
S&P 500 Index(4)	8.24%	(1.93)%	1.02	%(5)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) Since inception performance for index is shown from January 1, 1999.

ING LARGECAP GROWTH FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005
(as a percent of net assets)

*  Excludes other assets and liabilities of -17.9% of net assets and 20.3%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING LargeCap Growth Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by Andrew J. Shilling, Senior Vice President, and John A. Boselli, Senior-Vice President, Wellington Management Company, LLP — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 1.65% compared to the Russell 1000 Growth Index(4) and the Standard & Poor’s (“S&P”) 500 Index(5), which returned 3.33% and 8.24%, respectively, for the same period.

Portfolio Specifics: Investor concerns over varying economic reports, fears of rising interest rates, record oil prices and uncertain corporate earnings growth came in waves throughout the year. In this volatile environment, the Fund maintained its focus on stock selection, which overall added value relative to the benchmark. Conversely, sector allocation detracted from relative returns. Our overweight to the information technology sector was the largest source of negative allocation. However, our stock selection within the sector was strongly positive, as was our security selection within financials. Stock selection was weakest within the industrials and healthcare sectors.

Digital wireless communications solutions company Research In Motion Ltd., the top positive contributor to relative and absolute Fund returns, performed well for the year on strong subscriber growth and pricing. Internet media companies Yahoo!, Inc. and Google, Inc. benefited from favorable trends for online advertising and paid search. Medical solutions company Guidant Corp. performed well on strength in its cardiac rhythm management business. We eliminated our position after Johnson & Johnson announced plans in December 2004 to acquire the company.

Negative returns from Apollo Group, Inc. (consumer discretionary) and a handful of healthcare stocks detracted from absolute returns during the year. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative and absolute basis, declined as education stocks were generally weak due to increased regulatory scrutiny, slowing growth and increased costs of acquiring students. In healthcare, pharmaceuticals and biotechnology stocks were generally weak during the year. Of our holdings, Eli Lilly & Co., Elan Corp. and Forest Laboratories, Inc. were particularly weak. Elan Corp. withdrew its much-heralded Tysabri treatment for multiple sclerosis as it was associated with patient deaths. We eliminated our position in Elan Corp. during the year.

Current Strategy and Outlook: We expect economic expansion during the remainder of 2005, but we are preparing for a deceleration from recent growth rates. This year will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial and industrial side of the economy to pick up the slack.

In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth. Sector weights are a “fall out” of stock selection. At the end of the year we held overweight positions in pro-cyclical sectors such as consumer discretionary and industrials, while remaining underweight consumer staples and healthcare.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Countrywide Financial Corp.	5.3%
Yahoo!, Inc.	5.2%
AstraZeneca PLC	4.4%
Electronic Arts, Inc.	4.4%
Dell, Inc.	4.3%
Google, Inc.	4.3%
Apollo Group, Inc.	4.2%
General Electric Co.	3.9%
XM Satellite Radio Holdings, Inc.	3.7%
Medtronic, Inc.	3.5%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to securities lending.

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

			Since Inception
	1 Year	5 Year	July 21, 1997
Including Sales Charge:
Class A(1)	(4.19)%	(14.80)%	4.99%
Class B(2)	(3.96)%	(14.70)%	5.09%
Class C(3)	(0.06)%	(14.37)%	5.09%
Excluding Sales Charge:
Class A	1.65%	(13.79)%	5.79%
Class B	0.97%	(14.37)%	5.09%
Class C	0.92%	(14.37)%	5.09%
Russell 1000 Growth Index(4)	3.33%	(8.97)%	1.48	%(6)
S&P 500 Index(5)	8.24%	(1.93)%	4.44	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5)  The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6)  Since inception performance for index is shown from August 1, 1997.

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005
(as a percent of net assets)

*    Excludes other assets and liabilities of -26.4% of net assets and 26.3%
of net assets for short-term investments related to securities lending.

(1) Includes four industries, which each represent 2 - 3% of net assets.

(2) Includes thirteen industries, which each represent 1 - 2% of net assets.

(3) Includes nine industries, which each represent 1% or less of net assets.

Portfolio holdings are subject to change daily.

The ING MidCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew S. Price, and David C. Campbell, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 7.88% compared to the Russell MidCap Growth Index(4) and the Russell MidCap Index(5), which returned 10.57% and 17.21%, respectively, for the same period.

Portfolio Specifics: The primary cause of the Fund’s underperformance during the fiscal year was disappointing stock performance in the healthcare, information technology and financial sectors. On the positive side, strong stock selections in the consumer discretionary, energy and industrials sectors, along with an overweight in each of these sectors, contributed to returns. Several stocks in the technology and healthcare sectors, did particularly poorly, and most of these have been sold. Among the biggest detractors were TIBCO Software, Inc, Omnicare, Inc., Broadcom Corp. and Tekelec. Stocks that contributed the most to the Fund’s gains included energy stocks such as Patterson-UTI Energy, Inc., Peabody Energy Corp. and XTO Energy, Inc. Retailers, Michaels Stores, Inc. and Chico’s FAS, Inc. also did particularly well.

Entering the new fiscal year, the consumer discretionary sector remains the most heavily weighted. Relative to the Russell Midcap Growth Index benchmark, the Fund is overweighted in the consumer discretionary, energy, and industrials sectors and underweighted relative to the benchmark in the information technology and financials sectors.

Outlook and Current Strategy: We believe that the outlook for mid-cap growth stocks is moderately attractive. It appears that economic growth is moderate, as is inflation. The Federal Reserve’s tightening may well be nearing an end, which generally bodes well for the stock market and for small- and mid-sized growth stocks. Corporate profits continue to grow, although most likely at a decelerating rate. Exogenous factors — such as terrorist incidents — remain unpredictable, of course. The Fund continues to be built on a stock-by-stock, bottom-up basis, with stock selection based on positive earnings growth, relative price strength, and reasonable valuation. Portfolio construction relies less on any prediction of the market and/or the economy.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Chico’s FAS, Inc.	2.6%
Michaels Stores, Inc.	2.4%
Chesapeake Energy Corp.	2.2%
Coach, Inc.	2.2%
Avid Technology, Inc.	2.2%
XTO Energy, Inc.	2.2%
CACI Intl., Inc.	2.1%
Patterson-UTI Energy, Inc.	2.1%
Mohawk Industries, Inc.	2.0%
Rockwell Automation, Inc.	2.0%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to securities lending.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

			Since Inception
	1 Year	5 Year	August 20, 1998
Including Sales Charge:
Class A(1)	1.67%	(8.43)%	7.98%
Class B(2)	2.08%	(8.32)%	8.22%
Class C(3)	6.11%	(7.98)%	8.16%
Excluding Sales Charge:
Class A	7.88%	(7.34)%	8.93%
Class B	7.08%	(7.98)%	8.22%
Class C	7.11%	(7.98)%	8.16%
Russell MidCap Growth Index(4)	10.57%	(3.65)%	8.48	%(6)
Russell MidCap Index(5)	17.21%	7.40%	12.20	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6) Since inception performance for index is shown from September 1, 1998.

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of -26.8% of net assets and 26.5%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING SmallCap Opportunities Fund (the “Fund”) seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew S. Price, CFA and David C. Campbell, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 8.17% compared to the Russell 2000 Growth Index(4) and the Russell 2000 Index(5), which returned 4.38% and 9.82%, respectively, for the same period.

Portfolio Specifics: The Fund’s performance was primarily a result of good stock selection in the consumer discretionary, energy, and information technology sectors. In addition, overweighting the consumer discretionary sector, a modest overweighting in the energy sector, and underweighting of the weak technology sector, contributed positively to performance. On the negative side, disappointing results in the industrial sector, and a small overweight in the healthcare sector detracted from performance.

Several stocks posted big gains during the fiscal year. Consistent with our discipline, we continue to hold most of them. Among the biggest gainers were Southwestern Energy Co., Cognizant Technology Solutions Corp. (which was sold because its market capitalization had become very large), Penn National Gaming, Inc., Micros Systems, Inc., and CACI International, Inc. There were also some significant decliners in the Fund, largely in the more volatile technology and healthcare sectors. Among the largest performance detractors were Ligand Pharmaceuticals, Inc., Tekelec, Integrated Silicon Solutions, Martek Biosciences Corp., and Gevity HR, Inc. All of these, as well as many other poorly performing stocks, are no longer held by the Fund.

Entering the new fiscal year, the consumer discretionary sector remains the most overweighted position in the portfolio relative to the Russell 2000 Growth Index sector weight. The Fund is underweighted in financials and is approximately equally weighted relative to the Index in energy, healthcare, and information technology.

Outlook and Current Strategy: We believe that the outlook for small-cap growth stocks is moderately attractive. It appears that economic growth is moderate, as is inflation. The Federal Reserve’s tightening may well be nearing an end, which generally bodes well for the stock market and for small growth stocks. Corporate profits continue to grow, albeit perhaps at a decelerating rate. Exogenous factors — such as terrorist incidents — remain unpredictable, of course. The Fund continues to be built on a stock-by-stock, bottom-up basis, with stock selection based on positive earnings growth, relative price strength, and reasonable valuation; portfolio construction relies less on any prediction of the market and/or the economy.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Southwestern Energy Co.	2.8%
CACI Intl., Inc.	2.8%
SCP Pool Corp.	2.7%
Avid Technology, Inc.	2.4%
Amsurg Corp.	2.4%
Sonic Corp.	2.4%
Philadelphia Consolidated Holding Co.	2.3%
Shuffle Master, Inc.	2.3%
Laserscope	2.3%
Arthrocare Corp.	2.3%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to repurchase
agreements and securities lending.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

			Since Inception
			of Class A, B and C
	1 Year	5 Year	June 5, 1995
Including Sales Charge:
Class A(1)	1.95%	(12.17)%	6.72%
Class B(2)	2.41%	(12.03)%	6.62%
Class C(3)	6.43%	(11.75)%	6.60%
Excluding Sales Charge:
Class A	8.17%	(11.12)%	7.36%
Class B	7.41%	(11.74)%	6.62%
Class C	7.43%	(11.75)%	6.60%
Russell 2000 Growth Index(4)	4.38%	(2.78)%	5.53	%(6)
Russell 2000 Index(5)	9.82%	6.68%	10.04	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater than average growth orientation.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Since inception performance for index is shown from June 1, 1995.

ING FINANCIAL SERVICES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of -0.2% of net assets.

Portfolio holdings are subject to change daily.

The ING Financial Services Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Steven L. Rayner, Portfolio Manager and Robert M. Kloss, Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 7.97% compared to the Standard & Poor’s (“S&P”) Financials Index(3) and the S&P 500 Index(4), which returned 4.83% and 8.24%, respectively, for the same period.

Portfolio Specifics: The Fund softened its offensive stance during the fiscal year, maintaining a smaller but still active tilt in favor of stocks that we believed would benefit from an expanding economy and would be less vulnerable to higher interest rates.

This marginally less aggressive stance was prompted by just a bit less conviction on how strong the economy would prove to be, coupled with the Federal Reserve’s (“Fed”) apparent determination to raise short-term interest rates at a sustained pace. Indeed, the Fed has taken the discount rate all the way from 1.00% last year to 3.00% as of the time of this letter. While returns to financial stocks remained in positive territory for the period, they were less robust than the previous fiscal year. Even so, the Fund was able to outperform its benchmark for the period.

Among the individual stocks that were major contributors to performance during the twelve months ended May 31, 2005 were: asset managers Affiliated Managers Group, Inc., Franklin Resources, Inc., and previously held T. Rowe Price; life insurer Prudential Financial, Inc.; property/casualty insurer Allstate Corp.; diversified bank Bank of America Corp.; mortgage lenders Accredited Home Mortgage and Countrywide Financial Corp.; and securities broker Lehman Brothers Holdings, Inc.

Conversely, our holdings of multiline insurer American International Group were roiled by allegations of accounting irregularities, which resulted in the ouster of the long-time CEO and the restatement of several years of financial reports. We continue to hold a stake in the company as of this writing, believing that the stock will recover a significant portion of its lost value as new management stabilizes operations following the restatements.

Current Strategy and Outlook: In our last commentary six months ago, we spoke about a disconnect we were seeing between companies’ earnings (generally very good) and stock prices (erratic at best). We also expressed certainty that higher interest rates were on the way, which was pretty much a consensus view at the time.

While the Fed did raise short-term rates, long-term rates have remained stubbornly low, though we were mostly correct in thinking our stocks might begin reflecting the solid earnings being delivered.

As of today, it is decidedly less certain how interest rates will develop going forward. The Fed apparently intends to bring the discount rate up to a “sustainable” level, but it is not at all clear how longer-term rates will behave or if the yield curve will continue to flatten. As such, we find it more difficult to rely on a macro tailwind to drive company earnings. We do, however, retain our mildly offensive positioning, believing that the domestic economy is still more likely to improve going forward and not slide back into recession.

Under the circumstances, we have been focused on finding new investment opportunities among firms we believe to be capable of growing book value through internal self-help efforts, no matter which direction interest rates or the economy may head.

Top Ten Holdings**
as of May 31, 2005

(as a percent of net assets)

Citigroup, Inc.	6.6%
Wells Fargo & Co.	5.4%
Bank of America Corp.	4.4%
JPMorgan Chase & Co.	3.8%
American Intl. Group, Inc.	3.5%
U.S. Bancorp	3.4%
Affiliated Managers Group	3.2%
Freddie Mac	3.0%
Goldman Sachs Group, Inc.	2.9%
City National Corp.	2.9%

Portfolio holdings are subject to change daily.

**   Excludes short-term investments related to repurchase agreements.

PORTFOLIO MANAGERS’ REPORT	ING FINANCIAL SERVICES FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

				Since Inception		Since Inception		Since Inception
				of Class B		of Class C		of Class O
	1 Year	5 Year	10 Year	October 20, 1997		August 25, 2004		September 15, 2004
Including Sales Charge:
Class A(1)	1.78%	10.46%	14.63%	—		—		—
Class B(2)	1.83%	10.68%	—	5.45%		—		—
Class C	—	—	—	—		6.22%		—
Class O	—	—	—	—		—		4.90%
Excluding Sales Charge:
Class A	7.97%	11.78%	15.31%	—		—		—
Class B	7.21%	10.94%	—	5.45%		—		—
Class C	—	—	—	—		7.29%		—
Class O	—	—	—	—		—		4.90%
S&P 500 Financials Index(3)	4.83%	5.25%	14.51%	7.49	%(5)	3.05	%(6)	3.94	%(7)
S&P 500 Index(4)	8.24%	(1.93)%	10.18%	5.12	%(5)	9.36	%(6)	8.19	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Financial Services Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(4)  The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  Since inception performance for index is shown from November 1, 1997.

(6)  Since inception performance for index is shown from September 1, 2004.

(7)  Since inception performance for index is shown from October 1, 2004.

ING LARGECAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of 2.6% of net assets.

Portfolio holdings are subject to change daily.

The ING LargeCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation by investing primarily in equity securities of large capitalization U.S. companies. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 7.64% compared to the Russell 1000 Value Index(4) and the Russell 1000 Index(5), which returned 15.49% and 9.42%, respectively, for the same period.

Portfolio Specifics: Stock selection for the Fund resulted in greater exposure to the automobiles industry than the benchmark (Russell 1000 Value Index), which weighed on relative performance. The manager’s company-by-company research and analysis to identify stocks trading below intrinsic value resulted in low exposure to the oil and gas industry compared to the benchmark, which contributed to relative under performance for the twelve month period ended May 31, 2005.

Gains for holdings in the diversified telecommunication services, insurance, and tobacco industries, including Sprint Corp., Loews Corp., and Altria Group, Inc., made the most substantial contribution to returns. Other positions posting gains during the year included El Paso Corp. and Schering-Plough Corp. Conversely, holdings in the automobiles industry, such as Ford Motor Co. and General Motors Corp., tended to decline.

During the year, we sold May Department Stores Co., HCA , and American Electric Power Co., Inc. as their market prices advanced toward our estimate of their fair values. We purchased shares of Aon Corp., American International Group, Inc, and UnumProvident Corp. at prices that we consider attractive.

As of May 31, 2005, the Fund’s most significant weighting was in the pharmaceuticals industry.

Market Outlook: The Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry growth, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings
as of May 31, 2005

(as a percent of net assets)

General Motors Corp.	4.4%
Safeway, Inc.	4.2%
BellSouth Corp.	3.9%
Ford Motor Co.	3.9%
SBC Communications, Inc.	3.9%
Albertson’s, Inc.	3.8%
Kroger Co.	3.8%
Merck & Co, Inc.	3.7%
Verizon Communications, Inc.	3.7%
Lucent Technologies, Inc.	3.7%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP VALUE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

		Since Inception	Since Inception
		of Class A and Class B	of Class C
	1 Year	February 2, 2004	February 3, 2004

Including Sales Charge:
Class A(1)	1.45%	(1.59)%	—
Class B(2)	1.78%	(0.89)%	—
Class C(3)	5.76%	—	2.43%
Excluding Sales Charge:
Class A	7.64%	2.90%	—
Class B	6.78%	2.12%	—
Class C	6.76%	—	2.43%
Russell 1000 Value Index(4)	15.49%	11.22%	11.22	%(6)
Russell 1000 Index(5)	9.42%	6.67%	6.67	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1%.

(4)  The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)  The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(6)  Since inception performance for the index is shown from February 1, 2004.

ING MAGNACAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of -12.4% of net assets and 11.8%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING MagnaCap Fund (the “Fund”) seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by Scott Lewis†, Senior Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 6.48% compared to the Russell 1000 Value Index(5) and the Russell 1000 Index(6), which returned 15.49% and 9.42%, respectively, for the same period.

Portfolio Specifics: The Fund underperformed its benchmark primarily due to generally weak stock selection, as overall sector allocation for the fiscal year was reasonably neutral. The financial sector, which is the largest sector weight in both the Fund’s portfolio and the benchmark with nearly a 33% weighting, was the largest detractor from overall results due to relative stock selection. In fact, several well-known financial stocks, including American International Group, Inc., Fannie Mae and Morgan Stanley, posted negative returns over the last twelve months. Further, a consistent overweight in the strong performing energy sector was more than offset by stock selection. While there were many energy stocks in the Fund that contributed positively to results, it was difficult to keep pace with the benchmark sector return of nearly 40%. As an example of the sector’s strength, even the largest energy company in the world, Exxon Mobil Corp., reacted favorably to surging energy prices and advanced by 32.7% during the most recent twelve months. Finally, the Fund had little exposure to the utility sector as these stocks generally perform poorly when interest rates increase. However, the long end of the yield curve remained reasonably steady as the Federal Reserve raised short-term rates and the utility sector had strong performance. As a result, this sector acted as another drag on overall results.

Outlook and Current Strategy: We believe the Fund is well positioned for the environment that we foresee. The Federal Reserve may be hard pressed to continue aggressively raising interest rates in the face of a decelerating economy, and for that reason we have been increasing our exposure to financials. There are other potential sources of support for the stock market, including continued merger and acquisition activity, share repurchases from strong corporate cash flows, and further dividend increases. Also, many measures of stock market valuation suggest that common stocks are reasonably valued. Further, yields in the bond market have retreated to lower levels as further signs of a slowing economy become evident. As a result, we remain fully invested in inexpensive value stocks that have a positive catalyst in sight or have become, in our opinion, temporarily mispriced by the market.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Bank of America Corp.	3.9%
Altria Group, Inc.	3.6%
Wells Fargo & Co.	3.5%
Exxon Mobil Corp.	3.4%
Pfizer, Inc.	3.0%
International Business Machines Corp.	2.8%
Citigroup, Inc.	2.7%
Morgan Stanley	2.6%
General Electric Co.	2.6%
JPMorgan Chase & Co.	2.4%

Portfolio holdings are subject to change daily.

**   Excludes short-term investments related to securities lending.

†      Effective April 29, 2005, Scott Lewis became Portfolio Manager of the ING MagnaCap Fund. Prior to April 29, 2005, the Fund was managed by William F. Coughlin, CFA.

PORTFOLIO MANAGERS’ REPORT	ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

				Since Inception		Since Inception
				of Class B and M		of Class C
	1 Year	5 Year	10 Year	July 17, 1995		June 1, 1999

Including Sales Charge:
Class A(1)	0.35%	(2.66)%	7.20%	—		—
Class B(2)	0.77%	(2.47)%	—	6.91%		—
Class C(3)	4.77%	(2.18)%	—	—		(0.96)%
Class M(4)	2.30%	(2.63)%	—	6.80%		—
Excluding Sales Charge:
Class A	6.48%	(1.50)%	7.84%	—		—
Class B	5.77%	(2.17)%	—	6.91%		—
Class C	5.77%	(2.18)%	—	—		(0.96)%
Class M	6.01%	(1.93)%	—	7.18%		—
Russell 1000 Value Index(5)	15.49%	5.34%	12.06%	11.73	%(7)	4.11%
Russell 1000 Index(6)	9.42%	(1.47)%	10.40%	9.88	%(7)	0.65%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Reflects deduction of the maximum Class M sales charge of 3.50%.

(5)  The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(6)  The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

(7)  Since inception performance for index is shown from August 1, 1995.

ING MIDCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of -22.0% of net assets and 24.0%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING MidCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 3.13% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 22.15% and 17.21%, respectively, for the same period.

Portfolio Specifics: On a relative contribution basis, the Fund’s positions in the healthcare providers and services industry and the information technology industry underperformed the Russell Midcap Value Index, or benchmark, return from these industries for the twelve month period ended May 31, 2005. In addition, stock selection for the Fund resulted in greater exposure to the auto components industry than the benchmark, which also weighted on relative performance.

Gains for holdings in the tobacco industry, the oil and gas industry, and the specialty retail industry helped drive performance for the 12-month period ending May 31, 2005. Top performers from these industries included Carolina Group, El Paso Corp., and Toys “R” Us, Inc. Conversely, holdings in industries such as information technology services and communications equipment tended to decline. Among the positions from these industries weighing on performance were Unisys Corp. and UTStarcom, Inc. During the period, we sold Dillard’s, Inc, Lubrizol Corp., and York International Corp. as their market prices advanced toward our estimate of their fair values. We purchased shares of Assured Guaranty Ltd., Tellabs, Inc., and Delphi Corp. at prices that we consider attractive. As of May 31, 2005, the Fund’s most significant weighting was in the auto components industry.

Current Strategy and Outlook: Keep in mind that the Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry growth, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Goodyear Tire & Rubber Co.	4.1%
Unisys Corp.	4.0%
Synopsys, Inc.	3.8%
3Com Corp.	3.7%
Visteon Corp.	3.6%
El Paso Corp.	3.4%
Agere Systems, Inc.	3.3%
Tenet Healthcare Corp.	3.2%
Solectron Corp.	3.2%
Maytag Corp.	3.2%

Portfolio holdings are subject to change daily.

**   Excludes short-term investments related to securities lending.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

		Since Inception	Since Inception
		of Class A	of Class B and C
	1 Year	February 1, 2002	February 4, 2002

Including Sales Charge:
Class A(1)	(2.80)%	4.14%	—
Class B(2)	(2.39)%	—	4.94%
Class C(3)	1.49%	—	5.73%
Excluding Sales Charge:
Class A	3.13%	6.01%	—
Class B	2.35%	—	5.74%
Class C	2.44%	—	5.73%
Russell MidCap Value Index(4)	22.15%	14.29%	14.29	%(6)
Russell MidCap Index(5)	17.21%	11.48%	11.48	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively for the 1 year and since inception returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(5)  The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6)  Since inception performance for index is shown from February 1, 2002.

ING MIDCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of 23.8% of net assets.

Portfolio holdings are subject to change daily.

The ING MidCap Value Choice Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by David B. Iben, CFA, Portfolio Manager of NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the period of February 1, 2005, inception of the Fund, through May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of –0.30% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 4.61% and 3.76%, respectively, for the same period.

Portfolio Specifics: Since inception in February 2005, performance of the Fund has been essentially flat, and has lagged its benchmark, the Russell MidCap Value Index. Strong gains realized in February, were given back during the market correction in March and April. Holdings in the transportation sector, such as Union Pacific Corp. and CP Ships Ltd. contributed positively to performance as worldwide demand for transportation services continued to increase. Technology sector investment Maxtor Corp., appreciated significantly throughout the period. Energy sector holdings, including Nexen, Inc. and Unocal, registered strong gains, which were driven by increased worldwide demand for fuel and higher oil prices. Modest gains from our investments in the consumer staples sector, including Tyson Foods, Inc., Rite Aid Corp., and Albertsons, Inc. also contributed to performance. Detracting from performance were several of our holdings in the materials and processing sector, which corrected sharply. Generally this sector has been outperforming over the past several years as the global economy has expanded. These included precious metal mining companies Bema Gold Corp., Eldorado Gold Corp., and Apex Silver Mines Ltd., which were negatively impacted by a drop in gold and silver commodity prices.

Current Strategy and Outlook: We continue to find value opportunity in the materials and processing sector, particularly in gold mining and agricultural companies. We believe that these companies stand to benefit from favorable worldwide supply/demand fundamentals, the stocks sell at discounts to liquidation values (even using distressed commodity price assumptions), and that our overweight exposure to this sector will benefit the Fund. We are also finding value opportunities in the international arena and have invested in a wide range of American Depositary Receipts. Convertible bond investments have also become more attractive, particularly in the technology sector. Finding value opportunities in the finance and healthcare sectors remains challenging, especially in the small/mid-cap range in which we operate, and thus we remain underweight in these sectors.

Top Ten Holdings
as of May 31, 2005
(as a percent of net assets)

Adaptec, Inc.	3.2%
Union Pacific Corp.	3.1%
International Rectifier Corp.	3.0%
AngloGold Ashanti Ltd.	2.9%
Triquint Semiconductor, Inc.	2.8%
Mosaic Co.	2.7%
Allied Waste Industries, Inc.	2.6%
AGCO Corp.	2.4%
Bema Gold Corp.	2.2%
Apex Silver Mines Ltd.	2.2%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE CHOICE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	Since Inception	Since Inception
	of Class A and Class B	of Class C
	February 1, 2005	February 7, 2005

Including Sales Charge:
Class A(1)	(6.03)%	—
Class B(2)	(5.48)%	—
Class C(3)	—	(1.00)%
Excluding Sales Charge:
Class A	(0.30)%	—
Class B	(0.50)%	—
Class C	—	0.00%
Russell MidCap Value Index(4)	4.61%	4.61	%(6)
Russell MidCap Index(5)	3.76%	3.76	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the  Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)  The Russell Midcap Value Index is an unmanaged index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(5)  The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6)  Since inception performance for index is shown from February 1, 2005.

ING SMALLCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of -22.3% of net assets and 26.4%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the year ended May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 1.67% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5), which returned 15.11% and 9.82%, respectively, for the same period.

Portfolio Specifics: On a relative contribution basis, the Fund’s positions in the food and staples industry, the healthcare providers and services industry, and the food products industry underperformed the Russell 2000 Value Index, or benchmark, return from these industries for the twelve month period ended May 31, 2005.

Gains for holdings in the textiles, apparel and luxury goods and chemicals industries made substantial contributions to the Fund’s performance. Top performers in these industries included previously held Wellman, Inc., and PolyOne Corp. Other top performers included Goodyear Tire & Rubber Co. and Gateway, Inc. Conversely, positions such as UTStarcom, Inc. and Kemet Corp. weighed on performance.

During the year, we purchased shares of Assured Guaranty Ltd., National Western Life Insurance Co., and Russell Corp. at prices that we consider attractive. We sold the Fund’s positions in York International Corp., Lubrizol Corp., and OshKosh B’gosh, Inc. as their market prices advanced toward our estimates of their intrinsic values.

As of May 31, 2005, the Fund’s most significant weighting was in the auto components industry.

Current Strategy and Outlook: The Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry prospects, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Visteon Corp.	4.0%
Maytag Corp.	3.4%
3Com Corp.	3.1%
Interstate Bakeries	3.0%
Tommy Hilfiger Corp.	2.9%
Adaptec, Inc.	2.9%
Kemet Corp.	2.9%
Superior Industries Intl.	2.8%
Goodyear Tire & Rubber Co.	2.7%
Sensient Technologies Corp.	2.7%

Portfolio holdings are subject to change daily.

**   Excludes short-term investments related to securities lending.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

		Since Inception	Since Inception		Since Inception
		of Class A	of Class B		of Class C
	1 Year	February 1, 2002	February 4, 2002		February 7, 2002

Including Sales Charge:
Class A(1)	(4.17)%	10.70%	—		—
Class B(2)	(3.88)%	—	11.70%		—
Class C(3)	(0.10)%	—	—		12.74%
Excluding Sales Charge:
Class A	1.67%	12.68%	—		—
Class B	0.84%	—	12.39%		—
Class C	0.84%	—	—		12.74%
Russell 2000 Value Index(4)	15.11%	13.11%	13.11	%(6)	13.11	%(6)
Russell 2000 Index(5)	9.82%	8.96%	8.96	%(6)	8.96	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)  The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6)  Since inception performance for index is shown from February 1, 2002.

ING SMALLCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of 8.0% of net assets.
(1)	Includes six industries, which each represent 2 - 3% of net assets.
(2)	Includes tweleve industries, which each represent less 2% of net assets.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Choice Fund (the “Fund”) focuses on long-term capital appreciation. The Fund is managed by Phyllis G. Thomas, CFA, Managing Director and Portfolio Manager, NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the period of February 1, 2005, inception of the Fund, through May 31, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of –4.30% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5) which returned 0.51% and –0.78%, respectively, for the same period.

Portfolio Specifics: The Fund incurred a loss on an inception to date basis, underperforming its benchmark, the Russell 2000 Value Index. During February and March, the Fund outperformed its benchmark while the stock market displayed lingering weakness, only to have these gains more than reversed in the following two months. An overweight position in the materials and processing sector, including holdings in Sappi, Ltd., Griffon Corp., Gibraltar Industries, Inc., and Buckeye Technologies, Inc. were the key detractors to performance. This sector was weak reflecting concern that the Federal Reserve would more aggressively raise short term interest rates in the coming months resulting in the potential for a significant slowdown in economic activity. The prospect of lower demand coupled with cost pressures related to energy was dampening earnings prospects for this sector. We believe that the economy is under going an inventory correction and not a recession. Most importantly, we believe that our holdings in this sector are significantly undervalued. Contrarily, Aleris Intl., Inc. (formerly IMCO Recycling) was our best performer. The merger with Commonwealth provided a much improved management team and balance sheet. While the position has been trimmed, the stock still offers excellent risk/reward.

Our holding in Southwestern Energy Co. contributed significantly to performance. The strong outperformance of energy stocks, in general, reflected significant improvement in profitability and free cash flow as crude prices remained near $50 per barrel. We continue to believe that the stocks are only discounting oil prices of $35 per barrel. Based on our expectation of $40 to $45 per barrel oil prices for the next two or three years and significant reserve additions, we believe our energy holdings are quite under valued. The technology and consumer discretionary sectors posted positive returns as did producer durables. The positions in Maxtor Corp. and General Cable Corp. contributed strongly to returns in this period.

Current Strategy and Outlook: In the last five years, small cap stocks have benefited enormously from narrowing corporate bond spreads and an unusually steep yield curve. Beginning in 2000, small cap stocks were at the cheapest valuations in close to thirty years. Several strategists declared the end of the small cap bull market this Spring based on valuation and rising short-term interest rates. In fact, small cap stocks have underperformed large cap stocks so far in 2005 reflecting rising risk premiums. We continue to believe, however, that this is only a correction in the small cap bull market. We believe the Federal Reserve is unlikely to aggressively raise short-term interest rates. Corporate bond spreads have remained quite narrow by historical standards, and capital is freely available to finance the growth of small cap companies. Most importantly, while absolute returns will undoubtedly be lower in the next five years than the past five years, we are still finding miss priced stocks in the small cap arena. Our investment research process is based on fundamental research and income and balance sheet analysis with a focus on cash flow as opposed to reported earnings. This rigorous process is finding undervalued stocks with excellent risk/reward potential.

Top Ten Holdings
as of May 31, 2005
(as a percent of net assets)

Griffon Corp.	3.8%
Sauer-Danfoss, Inc.	3.4%
Stolt Offshore SA	3.2%
Mattson Technology, Inc.	3.1%
Casey’s General Stores, Inc.	3.0%
Del Monte Foods Co.	3.0%
Bowater, Inc.	2.9%
General Cable Corp.	2.9%
Gibraltar Industries, Inc.	2.9%
Wausau-Mosinee Paper Corp.	2.8%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE CHOICE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	Since Inception	Since Inception
	of Class A and B	of Class C
	February 1, 2005	February 2, 2005

Including Sales Charge:
Class A(1)	(9.80)%	—
Class B(2)	(9.31)%	—
Class C(3)	—	(5.35)%
Excluding Sales Charge:
Class A	(4.30)%	—
Class B	(4.50)%	—
Class C	—	(4.88)%
Russell 2000 Value Index(4)	0.51%	0.51	%(6)
Russell 2000 Index(5)	(0.78)%	(0.78	)%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)  The Russell 2000 Value Index measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)  The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6)  Since inception performance for index is shown from February 1, 2005.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Convertible Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$1,000.00	$954.40	1.30%	$6.33
Class B	1,000.00	951.00	2.03	9.87
Class C	1,000.00	951.00	2.03	9.87
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Class B	1,000.00	1,014.81	2.03	10.20
Class C	1,000.00	1,014.81	2.03	10.20

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Equity and Bond Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,013.40	1.40%	$ 7.03
Class B	1,000.00	1,010.10	2.13	10.67
Class C	1,000.00	1,009.00	2.13	10.67
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.95	1.40%	$ 7.04
Class B	1,000.00	1,014.31	2.13	10.70
Class C	1,000.00	1,014.31	2.13	10.70

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Real Estate Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,057.70	1.15%	$ 5.90
Class B	1,000.00	1,053.10	1.90	9.73
Class C	1,000.00	1,053.40	1.90	9.73
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.20	1.15%	$ 5.79
Class B	1,000.00	1,015.46	1.90	9.55
Class C	1,000.00	1,015.46	1.90	9.55

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Disciplined LargeCap Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,022.20	1.42%	$ 7.16
Class B	1,000.00	1,018.70	2.16	10.87
Class C	1,000.00	1,018.70	2.16	10.87
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.85	1.42%	$ 7.14
Class B	1,000.00	1,014.16	2.16	10.85
Class C	1,000.00	1,014.16	2.16	10.85

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING LargeCap Growth Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,013.00	1.43%	$ 7.18
Class B	1,000.00	1,009.30	2.09	10.47
Class C	1,000.00	1,009.40	2.09	10.47
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.80	1.43%	$ 7.19
Class B	1,000.00	1,014.51	2.09	10.50
Class C	1,000.00	1,014.51	2.09	10.50

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MidCap Opportunities Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,027.60	1.53%	$ 7.73
Class B	1,000.00	1,023.90	2.28	11.50
Class C	1,000.00	1,024.00	2.28	11.51
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.30	1.53%	$ 7.70
Class B	1,000.00	1,013.56	2.28	11.45
Class C	1,000.00	1,013.56	2.28	11.45

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING SmallCap Opportunities Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,003.30	1.54%	$ 7.69
Class B	1,000.00	999.60	2.28	11.37
Class C	1,000.00	999.60	2.28	11.37
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.25	1.54%	$ 7.75
Class B	1,000.00	1,013.56	2.28	11.45
Class C	1,000.00	1,013.56	2.28	11.45

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Financial Services Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,012.30	1.17%	$ 5.87
Class B	1,000.00	1,008.30	1.92	9.61
Class C	1,000.00	1,008.80	1.92	9.62
Class O	1,000.00	1,011.40	1.17	5.87
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.10	1.17%	$ 5.89
Class B	1,000.00	1,015.36	1.92	9.65
Class C	1,000.00	1,015.36	1.92	9.65
Class O	1,000.00	1,019.10	1.17	5.89

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MagnaCap Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$993.40	1.15%	$ 5.72
Class B	1,000.00	990.70	1.85	9.18
Class C	1,000.00	989.80	1.85	9.18
Class M	1,000.00	991.10	1.60	7.94
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,019.20	1.15%	$ 5.79
Class B	1,000.00	1,015.71	1.85	9.30
Class C	1,000.00	1,015.71	1.85	9.30
Class M	1,000.00	1,016.95	1.60	8.05

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING LargeCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$ 1,005.50	1.45%	$ 7.25
Class B	1,000.00	1,002.00	2.20	10.98
Class C	1,000.00	1,002.00	2.20	10.98
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.70	1.45%	$ 7.29
Class B	1,000.00	1,013.96	2.20	11.05
Class C	1,000.00	1,013.96	2.20	11.05

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MidCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$974.40	1.59%	$ 7.83
Class B	1,000.00	970.40	2.34	11.50
Class C	1,000.00	971.20	2.34	11.50
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,017.00	1.59%	$ 8.00
Class B	1,000.00	1,013.26	2.34	11.75
Class C	1,000.00	1,013.26	2.34	11.75

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING MidCap Value Choice Fund†	February 1, 2005(1)	May 31, 2005	Ratio	May 31, 2005(2)

Actual Fund Return
Class A	$ 1,000.00	$997.00	1.50%	$ 4.92
Class B	1,000.00	995.00	2.25	7.38
Class C	1,000.00	1,000.00	2.25	7.03
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,011.51	1.50%	$ 4.96
Class B	1,000.00	1,009.04	2.25	7.43
Class C	1,000.00	1,008.59	2.25	7.06

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING SmallCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class A	$ 1,000.00	$954.10	1.61%	$ 7.84
Class B	1,000.00	950.30	2.36	11.48
Class C	1,000.00	950.20	2.36	11.47
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,016.90	1.61%	$ 8.10
Class B	1,000.00	1,013.16	2.36	11.85
Class C	1,000.00	1,013.16	2.36	11.85

†	These Classes had less than six months during the period.
*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(1)	Commencement of operations.
(2)

Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 120/365 for Class A and Class B and 114/365 for Class C (to reflect the number of days since the Class inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING SmallCap Value Choice Fund†	February 1, 2005(1)	May 31, 2005	Ratio	May 31, 2005(2)

Actual Fund Return
Class A	$ 1,000.00	$957.00	1.50%	$ 4.83
Class B	1,000.00	954.00	2.25	7.23
Class C	1,000.00	950.20	2.25	7.15
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,011.51	1.50%	$ 4.96
Class B	1,000.00	1,009.04	2.25	7.43
Class C	1,000.00	1,008.97	2.25	7.37

†	These Classes had less than six months during the period.
(1)	Commencement of operations.
(2)

Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 120/365 for Class A and Class B and 114/365 for Class C (to reflect the number of days since the Class inception).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors / Trustees and Shareholders
ING Equity Trust and ING Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of ING Convertible Fund, ING Equity and Bond Fund, ING Real Estate Fund, ING Disciplined LargeCap Fund, ING LargeCap Growth Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Financial Services Fund, ING LargeCap Value Fund, ING MidCap Value Fund, ING MidCap Value Choice Fund, ING SmallCap Value Fund, ING SmallCap Value Choice Fund, each a series of ING Equity Trust, and ING MagnaCap Fund, a series of ING Investment Funds, Inc., including the portfolios of investments, as of May 31, 2005, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods since May 1, 1999. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING Convertible Fund, ING Equity and Bond Fund, ING Real Estate Fund, ING Disciplined LargeCap Fund, ING LargeCap Growth Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Financial Services Fund, ING LargeCap Value Fund, ING MidCap Value Fund, ING MidCap Value Choice Fund, ING SmallCap Value Fund, ING SmallCap Value Choice Fund, and ING MagnaCap Fund as of May 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

		ING		ING	ING
	ING	Equity and	ING	Disciplined	LargeCap
	Convertible	Bond	Real Estate	LargeCap	Growth
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities at value+*	$159,232,501	$59,779,629	$219,026,262	$45,924,357	$303,328,553
Short-term investments at amortized cost	44,945,863	—	—	6,312,211	62,975,035
Repurchase agreement	3,142,000	2,796,000	—	217,000	—
Cash	—	389,896	2,016,864	818	8,253,977
Cash collateral for futures	—	11,416	—	—	—
Receivables:
Investment securities sold	307,232	771,807	2,191,428	—	587,400
Fund shares sold	42,035	23,000	6,000	12,523	275,030
Dividends and interest	893,313	209,521	166,759	75,981	94,151
Variation margin	—	8,719	—	—	—
Prepaid expenses	23,411	19,347	23,140	12,491	24,101
Total assets	208,586,355	64,009,335	223,430,453	52,555,381	375,538,247

LIABILITIES:
Payable for investment securities purchased	—	4,836,026	330,956	—	849,392
Payable for fund shares redeemed	781,886	375,978	—	79,343	431,339
Payable upon receipt of securities loaned	44,945,863	—	—	6,312,211	62,975,035
Payable to affiliates	220,122	84,330	172,304	66,708	403,591
Payable to custodian due to bank overdraft	255,672	—	—	—	—
Payable for trustee fees	12,551	3,956	2,400	8,004	6,830
Other accrued expenses and liabilities	152,456	91,321	117,837	110,616	269,989
Total liabilities	46,368,550	5,391,611	623,497	6,576,882	64,936,176
NET ASSETS	$162,217,805	$58,617,724	$222,806,956	$45,978,499	$310,602,071

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$232,520,917	$69,565,639	$153,393,625	$88,642,827	$652,027,255
Undistributed net investment income (accumulated net investment loss)	979,114	116,918	2,740,840	19,967	(1,229,658)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(71,197,155)	(13,983,547)	10,283,749	(45,662,197)	(392,133,617)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions and futures	(85,071)	2,918,714	56,388,742	2,977,902	51,938,091
NET ASSETS	$162,217,805	$58,617,724	$222,806,956	$45,978,499	$310,602,071

+ Including securities loaned at value	$43,549,172	$—	$—	$6,091,518	$62,320,275
* Cost of investments in securities	$159,317,572	$56,867,293	$162,637,520	$42,946,455	$251,390,462

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005 (CONTINUED)

		ING		ING	ING
	ING	Equity and	ING	Disciplined	LargeCap
	Convertible	Bond	Real Estate	LargeCap	Growth
	Fund	Fund	Fund	Fund	Fund

Class A:
Net assets	$52,895,209	$31,486,734	$57,798,990	$5,173,038	$111,207,869
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,022,824	2,452,376	3,899,119	534,380	6,221,318
Net asset value and redemption price per share	$17.50	$12.84	$14.82	$9.68	$17.88
Maximum offering price per share (5.75%)(1)	$18.57	$13.62	$15.72	$10.27	$18.97
Class B:
Net assets	$50,727,094	$15,051,547	$3,483,875	$28,635,205	$106,162,363
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,629,708	1,086,297	234,537	3,096,310	6,125,933
Net asset value and redemption price per share(2)	$19.29	$13.86	$14.85	$9.25	$17.33
Maximum offering price per share	$19.29	$13.86	$14.85	$9.25	$17.33
Class C:
Net assets	$56,329,213	$11,963,083	$2,720,445	$12,170,227	$52,354,503
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,138,390	977,188	178,009	1,316,117	3,030,826
Net asset value and redemption price per share(2)	$17.95	$12.24	$15.28	$9.25	$17.27
Maximum offering price per share	$17.95	$12.24	$15.28	$9.25	$17.27
Class I:
Net assets	n/a	n/a	$146,498,753	$29	$38,840,563
Shares authorized	n/a	n/a	unlimited	unlimited	unlimited
Par value	n/a	n/a	$0.01	$0.01	$0.01
Shares outstanding	n/a	n/a	9,455,780	3	2,102,544
Net asset value and redemption price per share	n/a	n/a	$15.49	$9.89	$18.47
Maximum offering price per share	n/a	n/a	$15.49	$9.89	$18.47
Class O:
Net assets	n/a	n/a	$12,304,893	n/a	n/a
Shares authorized	n/a	n/a	unlimited	n/a	n/a
Par value	n/a	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	n/a	830,869	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	$14.81	n/a	n/a
Maximum offering price per share	n/a	n/a	$14.81	n/a	n/a
Class Q:
Net assets	$2,266,289	$116,360	n/a	n/a	$2,036,773
Shares authorized	unlimited	unlimited	n/a	n/a	unlimited
Par value	$0.01	$0.01	n/a	n/a	$0.01
Shares outstanding	133,572	9,124	n/a	n/a	111,009
Net asset value and redemption price per share	$16.97	$12.75	n/a	n/a	$18.35
Maximum offering price per share	$16.97	$12.75	n/a	n/a	$18.35

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

	ING	ING	ING	ING
	MidCap	SmallCap	Financial	LargeCap	ING
	Opportunities	Opportunities	Services	Value	MagnaCap
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities at value+*	$365,670,448	$188,057,803	$281,651,478	$43,480,915	$342,617,451
Short-term investments at amortized cost	96,371,023	51,740,320	—	—	40,540,622
Repurchase agreement	1,584,000	7,489,000	12,366,000	—	3,302,000
Cash	72,476	46,568	843	292,220	303,484
Receivables:
Investment securities sold	2,611,652	151,062	—	679,339	1,727,651
Fund shares sold	35,837	3,199	3,725	402,110	15,889
Dividends and interest	159,202	42,333	262,170	76,377	526,419
Prepaid expenses	21,280	22,693	23,059	23,170	25,133
Reimbursement due from manager	81,594	40,900	—	—	—
Total assets	466,607,512	247,593,878	294,307,275	44,954,131	389,058,649
LIABILITIES:
Payable for investment securities purchased	1,837,073	—	—	—	3,739,960
Payable for fund shares redeemed	546,741	398,869	305,954	165,871	326,925
Payable upon receipt of securities loaned	96,371,023	51,740,320	—	—	40,540,622
Payable to affiliates	565,491	267,571	313,782	63,861	329,239
Payable for director/trustee fees	20,427	8,270	8,941	1,402	40,142
Other accrued expenses and liabilities	484,777	224,205	331,452	75,042	334,296
Total liabilities	99,825,532	52,639,235	960,129	306,176	45,311,184
NET ASSETS	$366,781,980	$194,954,643	$293,347,146	$44,647,955	$343,747,465
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$516,095,445	$463,042,271	$228,991,067	$43,031,329	$386,488,367
Undistributed net investment income	—	—	884,074	111,835	1,047,605
Accumulated net realized gain (loss) on investments	(225,643,330)	(319,817,484)	13,756,478	1,818,798	(86,319,702)
Net unrealized appreciation (depreciation) on investments	76,329,865	51,729,856	49,715,527	(314,007)	42,531,195
NET ASSETS	$366,781,980	$194,954,643	$293,347,146	$44,647,955	$343,747,465

+ Including securities loaned at value	$93,971,206	$50,406,024	$—	$—	$39,351,474
* Cost of investments in securities	$289,340,583	$136,327,947	$231,935,951	$43,794,922	$300,086,256

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005 (CONTINUED)

	ING	ING	ING	ING
	MidCap	SmallCap	Financial	LargeCap	ING
	Opportunities	Opportunities	Services	Value	MagnaCap
	Fund	Fund	Fund	Fund	Fund

Class A:
Net assets	$118,667,532	$93,821,344	$182,801,977	$22,078,812	$293,793,373
Shares authorized	unlimited	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	9,120,060	3,849,232	8,230,482	2,157,339	27,174,783
Net asset value and redemption price per share	$13.01	$24.37	$22.21	$10.23	$10.81
Maximum offering price per share (5.75%)(1)	$13.80	$25.86	$23.56	$10.85	$11.47

Class B:
Net assets	$139,099,874	$43,929,252	$106,874,130	$8,447,109	$36,962,204
Shares authorized	unlimited	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	11,206,902	1,968,099	4,887,114	830,291	3,535,335
Net asset value and redemption price per share(2)	$12.41	$22.32	$21.87	$10.17	$10.46
Maximum offering price per share	$12.41	$22.32	$21.87	$10.17	$10.46
Class C:
Net assets	$101,261,308	$43,602,966	$13,178	$11,358,405	$6,489,705
Shares authorized	unlimited	unlimited	unlimited	unlimited	20,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	8,198,816	1,957,754	605	1,116,667	620,379
Net asset value and redemption price per share(2)	$12.35	$22.27	$21.78	$10.17	$10.46
Maximum offering price per share	$12.35	$22.27	$21.78	$10.17	$10.46
Class I:
Net assets	$2,999,782	$13,358,507	n/a	$2,763,628	$2,453,990
Shares authorized	unlimited	unlimited	n/a	unlimited	50,000,000
Par value	$0.01	$0.01	n/a	$0.01	$0.10
Shares outstanding	224,674	540,092	n/a	269,942	228,043
Net asset value and redemption price per share	$13.35	$24.73	n/a	$10.24	$10.76
Maximum offering price per share	$13.35	$24.73	n/a	$10.24	$10.76
Class M:
Net assets	n/a	n/a	n/a	n/a	$4,048,193
Shares authorized	n/a	n/a	n/a	n/a	5,000,000
Par value	n/a	n/a	n/a	n/a	$0.10
Shares outstanding	n/a	n/a	n/a	n/a	377,273
Net asset value and redemption price per share	n/a	n/a	n/a	n/a	$10.73
Maximum offering price per share (3.50%)(3)	n/a	n/a	n/a	n/a	$11.12
Class O:
Net assets	n/a	n/a	$3,657,861	n/a	n/a
Shares authorized	n/a	n/a	unlimited	n/a	n/a
Par value	n/a	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	n/a	165,114	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	$22.15	n/a	n/a
Maximum offering price per share	n/a	n/a	$22.15	n/a	n/a
Class Q:
Net assets	$4,753,484	$242,574	n/a	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a	n/a
Par value	$0.01	$0.01	n/a	n/a	n/a
Shares outstanding	361,442	9,884	n/a	n/a	n/a
Net asset value and redemption price per share	$13.15	$24.54	n/a	n/a	n/a
Maximum offering price per share	$13.15	$24.54	n/a	n/a	n/a

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

(3)   Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

	ING	ING	ING	ING
	MidCap	MidCap	SmallCap	SmallCap
	Value	Value Choice	Value	Value Choice
	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities at value+*	$150,549,780	$5,102,949	$140,968,018	$5,590,574
Short-term investments at amortized cost	36,890,766	—	38,858,767	—
Cash	2,452,925	1,025,136	7,797,182	1,106,179
Receivables:
Investment securities sold	1,193,452	112,591	—	91,504
Fund shares sold	5,796	594,180	8,262	212,752
Dividends and interest	181,736	14,125	125,990	1,906
Prepaid organizational expenses	—	67,124	—	67,124
Other prepaid expenses	24,868	10,488	25,282	10,255
Reimbursement due from manager	—	34,267	—	31,109
Total assets	191,299,323	6,960,860	187,783,501	7,111,403
LIABILITIES:
Payable for investment securities purchased	—	191,160	1,134,870	965,739
Payable for fund shares redeemed	401,259	11,339	408,599	19,104
Payable upon receipt of securities loaned	36,890,766	—	38,858,767	—
Payable to affiliates	209,381	7,385	194,811	6,758
Payable for trustee fees	356	—	1,027	32
Other accrued expenses and liabilities	106,557	34,727	101,313	35,805
Total liabilities	37,608,319	244,611	40,699,387	1,027,438
NET ASSETS	$153,691,004	$6,716,249	$147,084,114	$6,083,965
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$155,300,593	$6,724,216	$143,577,100	$6,200,154
Undistributed net investment income (accumulated net investment loss)	(13,333)	34,157	(13,333)	27,969
Accumulated net realized gain (loss) on investments	12,830,650	(2,280)	20,167,710	(11,172)
Net unrealized depreciation on investments	(14,426,906)	(39,844)	(16,647,363)	(132,986)
NET ASSETS	$153,691,004	$6,716,249	$147,084,114	$6,083,965

+ Including securities loaned at value	$34,650,358	$—	$36,768,285	$—
* Cost of investments in securities	$164,976,686	$5,142,793	$157,615,381	$5,723,560

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005 (CONTINUED)

	ING	ING	ING	ING
	MidCap	MidCap	SmallCap	SmallCap
	Value	Value Choice	Value	Value Choice
	Fund	Fund	Fund	Fund

Class A:
Net assets	$71,136,451	$3,597,681	$79,748,233	$3,975,839
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	6,453,144	360,921	6,188,363	415,544
Net asset value and redemption price per share	$11.02	$9.97	$12.89	$9.57
Maximum offering price per share 5.75%)(1)	$11.69	$10.58	$13.68	$10.15
Class B:
Net assets	$38,070,863	$1,106,824	$24,540,315	$590,995
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,520,432	111,255	1,945,717	61,887
Net asset value and redemption price per share(2)	$10.81	$9.95	$12.61	$9.55
Maximum offering price per share	$10.81	$9.95	$12.61	$9.55
Class C:
Net assets	$42,426,035	$2,011,744	$42,276,081	$1,517,131
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,924,075	202,445	3,355,547	158,635
Net asset value and redemption price per share(2)	$10.81	$9.94	$12.60	$9.56
Maximum offering price per share	$10.81	$9.94	$12.60	$9.56
Class I:
Net assets	$2,037,402	n/a	$455,814	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	182,638	n/a	35,080	n/a
Net asset value and redemption price per share	$11.16	n/a	$12.99	n/a
Maximum offering price per share	$11.16	n/a	$12.99	n/a
Class Q:
Net assets	$20,253	n/a	$63,671	n/a
Shares authorized	unlimited	n/a	unlimited	n/a
Par value	$0.01	n/a	$0.01	n/a
Shares outstanding	1,842	n/a	4,872	n/a
Net asset value and redemption price per share	$11.00	n/a	$13.07	n/a
Maximum offering price per share	$11.00	n/a	$13.07	n/a

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

		ING		ING	ING
	ING	Equity and	ING	Disciplined	LargeCap
	Convertible	Bond	Real Estate	LargeCap	Growth
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,505,683	$659,970	$10,207,166	$1,094,676	$2,902,912
Interest	3,913,220	1,221,635	23,683	20,474	32,836
Securities lending income	136,513	—	10,986	1,107	24,940
Total investment income	6,555,416	1,881,605	10,241,835	1,116,257	2,960,688
EXPENSES:
Investment management fees	1,443,948	479,318	1,559,453	402,970	2,347,100
Distribution and service fees:
Class A	207,885	118,715	90,209	15,516	378,653
Class B	643,107	172,829	28,152	309,241	1,114,826
Class C	660,446	124,727	28,299	136,315	517,685
Class O	—	—	12,565	—	—
Class Q	6,930	587	—	—	11,244
Transfer agent fees:
Class A	57,441	49,996	5,734	6,264	148,330
Class B	62,390	25,369	419	34,802	153,867
Class C	64,334	18,239	416	16,430	71,467
Class I	—	—	9,275	261	11,894
Class O	—	—	1,835	—	—
Class Q	1,065	593	—	—	1,337
Administrative service fees	192,524	63,908	222,777	57,567	312,943
Shareholder reporting expense	55,929	8,769	51,740	13,129	31,054
Registration fees	53,658	46,250	64,942	41,697	69,185
Professional fees	22,279	8,544	25,939	10,917	24,287
Custody and accounting expense	25,814	31,776	23,420	12,346	33,498
Trustee fees	10,287	3,836	3,537	5,145	6,477
Miscellaneous expense	21,601	8,011	11,426	32,916	18,097
Total expenses	3,529,638	1,161,467	2,140,138	1,095,516	5,251,944
Net recouped (waived and reimbursed) fees	(23,667)	2,841	208,826	(1,060)	171,000
Brokerage commission recapture	—	—	(138,294)	—	(64,122)
Net expenses	3,505,971	1,164,308	2,210,670	1,094,456	5,358,822
Net investment income (loss)	3,049,445	717,297	8,031,165	21,801	(2,398,134)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain on:
Investments	9,980,291	1,574,988	18,980,782	6,946,906	4,847,977
Foreign currency related transactions	34,687	—	—	—	—
Futures	—	21,659	—	12,216	—
Net realized gain on investments, foreign currency related transactions and futures	10,014,978	1,596,647	18,980,782	6,959,122	4,847,977
Net change in unrealized appreciation or depreciation on:
Investments	(14,795,559)	283,395	27,111,162	(2,532,214)	340,609
Futures	—	35,156	—	(1,725)	—
Net change in unrealized appreciation or depreciation on investments and futures	(14,795,559)	318,551	27,111,162	(2,533,939)	340,609
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(4,780,581)	1,915,198	46,091,944	4,425,183	5,188,586
Increase (decrease) in net assets resulting from operations	$(1,731,136)	$2,632,495	$54,123,109	$4,446,984	$2,790,452

*Foreign taxes	$—	$—	$—	$—	$3,148

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

	ING	ING	ING	ING
	MidCap	SmallCap	Financial	LargeCap	ING
	Opportunities	Opportunities	Services	Value	MagnaCap
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,812,970	$421,387	$5,535,247	$711,476	$8,296,289
Interest	109,816	62,741	215,861	7,409	80,960
Securities lending income	71,832	88,071	—	—	7,305
Total investment income	1,994,618	572,199	5,751,108	718,885	8,384,554
EXPENSES:
Investment management fees	4,084,727	2,080,384	2,301,667	272,932	2,696,922
Distribution and service fees:
Class A	372,969	300,368	663,340	34,145	925,568
Class B	1,624,944	575,193	1,182,694	62,512	452,088
Class C	1,142,012	498,797	63	82,573	95,839
Class M	—	—	—	—	34,927
Class O	—	—	3,412	—	—
Class Q	11,736	773	—	—	6
Transfer agent fees:
Class A	181,322	180,566	193,679	15,058	195,522
Class B	231,825	102,843	120,906	7,145	28,912
Class C	169,720	90,138	—	9,310	6,174
Class I	246	2,062	—	1,326	395
Class M	—	—	—	—	2,967
Class O	—	—	1,283	—	—
Class Q	417	48	—	59	—
Administrative service fees	789,218	457,100	—	30,326	—
Shareholder reporting expense	107,415	95,040	90,562	9,440	23,911
Registration fees	79,035	49,181	24,935	82,572	74,877
Professional fees	20,254	27,784	31,621	7,240	25,095
Custody and accounting expense	30,763	29,670	38,084	4,220	36,810
Director/trustee fees	14,849	14,931	5,499	2,037	9,712
Organization expense and offering costs	—	—	—	67,398	—
Miscellaneous expense	24,211	17,603	28,047	1,515	28,502
Total expenses	8,885,663	4,522,481	4,685,792	689,808	4,638,227
Net waived and reimbursed fees	(209,341)	(223,192)	(189,526)	(149,529)	—
Net expenses	8,676,322	4,299,289	4,496,266	540,279	4,638,227
Net investment income (loss)	(6,681,704)	(3,727,090)	1,254,842	178,606	3,746,327
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	32,363,227	29,952,329	16,604,747	2,061,484	26,114,730
Payment by affiliate and net gain on the disposal of investments	304,691	—	—	—	—
Net realized gain on investments and payment by affiliate	32,667,918	29,952,329	16,604,747	2,061,484	26,114,730
Net change in unrealized appreciation or depreciation on investments	1,270,608	(10,378,704)	5,232,116	(206,862)	(6,195,080)
Net realized and unrealized gain on investments and payment by affiliate	33,938,526	19,573,625	21,836,863	1,854,622	19,919,650
Increase in net assets resulting from operations	$27,256,822	$15,846,535	$23,091,705	$2,033,228	$23,665,977

*Foreign taxes	$—	$—	$—	$—	$54,575

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED MAY 31, 2005

	ING	ING	ING	ING
	MidCap	MidCap	SmallCap	SmallCap
	Value	Value Choice	Value	Value Choice
	Fund	Fund	Fund	Fund

	Year Ended	February 1, 2005(1)	Year Ended	February 1, 2005(1)
	May 31,	to May 31,	May 31,	to May 31,
	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,727,228	$8,292	$1,527,974	$12,068
Interest	23,321	9,768	26,763	1,054
Securities lending income	248,942	—	543,007	—
Total investment income	1,999,491	18,060	2,097,744	13,122
EXPENSES:
Investment management fees	1,446,144	10,282	1,348,500	9,904
Distribution and service fees:
Class A	178,928	1,681	196,979	1,742
Class B	398,260	1,815	243,381	852
Class C	416,606	1,743	406,038	2,084
Class Q	50	—	156	—
Transfer agent fees:
Class A	87,537	1,456	105,513	1,068
Class B	48,239	368	32,474	121
Class C	50,975	297	54,534	291
Class I	2,004	—	382	—
Class Q	22	—	43	—
Administrative service fees	155,125	1,028	144,418	990
Shareholder reporting expense	87,421	206	73,781	198
Registration fees	51,650	1,777	48,684	1,569
Professional fees	28,234	412	14,883	396
Custody and accounting expense	18,668	976	12,940	218
Trustee fees	3,744	51	3,602	50
Organization expense and offering costs	—	30,920	—	28,936
Miscellaneous expense	8,078	553	9,616	656
Total expenses	2,981,685	53,565	2,695,924	49,075
Net recouped (waived and reimbursed) fees	154,001	(35,470)	185,214	(31,995)
Net expenses	3,135,686	18,095	2,881,138	17,080
Net investment loss	(1,136,195)	(35)	(783,394)	(3,958)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	19,472,636	(2,280)	24,004,981	(11,172)
Net change in unrealized appreciation or depreciation on investments	(16,101,733)	(39,844)	(21,885,346)	(132,986)
Net realized and unrealized gain (loss) on investments	3,370,903	(42,124)	2,119,635	(144,158)
Increase (decrease) in net assets resulting from operations	$2,234,708	$(42,159)	$1,336,241	$(148,116)

* Foreign taxes	$—	$594	$—	$14

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Convertible Fund		ING Equity and Bond Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$3,049,445	$3,558,967	$717,297	$692,027
Net realized gain (loss) on investments, foreign currency related transactions and futures	10,014,978	18,580,712	1,596,647	(791,892)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(14,795,559)	5,044,475	318,551	6,008,996
Net increase (decrease) in net assets resulting from operations	(1,731,136)	27,184,154	2,632,495	5,909,131
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,545,427)	(1,433,574)	(504,895)	(789,960)
Class B	(1,066,565)	(1,224,775)	(114,044)	(315,822)
Class C	(1,225,778)	(1,281,578)	(111,954)	(249,621)
Class Q	(80,312)	(99,026)	(3,747)	(6,646)
Total distributions	(3,918,082)	(4,038,953)	(734,640)	(1,362,049)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,140,575	47,499,407	6,507,409	18,750,762
Dividends reinvested	2,527,920	2,581,510	561,352	1,011,337
	24,668,495	50,080,917	7,068,761	19,762,099
Cost of shares redeemed	(69,882,260)	(53,959,375)	(19,829,878)	(27,110,551)
Net decrease in net assets resulting from capital share transactions	(45,213,765)	(3,878,458)	(12,761,117)	(7,348,452)
Net increase (decrease) in net assets	(50,862,983)	19,266,743	(10,863,262)	(2,801,370)
NET ASSETS:
Beginning of year	213,080,788	193,814,045	69,480,986	72,282,356
End of year	$162,217,805	$213,080,788	$58,617,724	$69,480,986
Undistributed net investment income at end of year	$979,114	$1,813,063	$116,918	$108,494

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Real Estate Fund		ING Disciplined LargeCap Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$8,031,165	$7,739,664	$21,801	$(196,511)
Net realized gain on investments and futures	18,980,782	18,787,767	6,959,122	8,281,222
Net change in unrealized appreciation or depreciation on investments and futures	27,111,162	10,691,837	(2,533,939)	4,006,258
Net increase in net assets resulting from operations	54,123,109	37,219,268	4,446,984	12,090,969
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,212,841)	(327,077)	—	—
Class B	(78,541)	(35,510)	—	—
Class C	(76,563)	(77,403)	—	—
Class I	(6,583,649)	(8,236,929)	—	—
Class O	(158,947)	—	—	—
Net realized gains:
Class A	(2,268,169)	(242,273)	—	—
Class B	(184,964)	(30,332)	—	—
Class C	(206,851)	(87,401)	—	—
Class I	(11,900,609)	(6,232,489)	—	—
Class O	(199,400)	—	—	—
Total distributions	(22,870,534)	(15,269,414)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,439,223	73,899,420	4,912,800	4,879,672
Dividends reinvested	16,039,378	9,979,129	—	—
	99,478,601	83,878,549	4,912,800	4,879,672
Cost of shares redeemed	(91,095,041)	(49,590,718)	(39,586,158)	(23,356,188)
Net increase (decrease) in net assets resulting from capital Share transactions	8,383,560	34,287,831	(34,673,358)	(18,476,516)
Net increase (decrease) in net assets	39,636,135	56,237,685	(30,226,374)	(6,385,547)
NET ASSETS:
Beginning of year	183,170,821	126,933,136	76,204,873	82,590,420
End of year	$222,806,956	$183,170,821	$45,978,499	$76,204,873
Undistributed net investment income at end of year	$2,740,840	$2,271,773	$19,967	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING LargeCap Growth Fund		ING MidCap Opportunities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment loss	$(2,398,134)	$(2,863,179)	$(6,681,704)	$(3,189,037)
Net realized gain on investments and reimbursement from affiliate	4,847,977	39,816,143	32,667,918	36,005,578
Net change in unrealized appreciation or depreciation on investments	340,609	18,934,271	1,270,608	(14,157,412)
Net increase in net assets resulting from operations	2,790,452	55,887,235	27,256,822	18,659,129
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(2,284,365)	—	—	—
Class B	(1,739,049)	—	—	—
Class C	(805,907)	—	—	—
Class I	(923,412)	—	—	—
Class Q	(120,417)	—	—	—
Return of capital:
Class A	(872,085)	—	—	—
Class B	(954,286)	—	—	—
Class C	(440,286)	—	—	—
Class I	(293,343)	—	—	—
Class Q	(41,959)	—	—	—
Total distributions	(8,475,109)	—	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,955,616	167,009,595	27,372,572	28,495,626
Dividends reinvested	6,725,986	—	—	373,162,486
	114,681,602	167,009,595	27,372,572	401,658,112
Cost of shares redeemed	(124,424,891)	(70,231,343)	(151,471,341)	(127,345,757)
Net increase (decrease) in net assets resulting from capital share transactions	(9,743,289)	96,778,252	(124,098,769)	274,312,355
Net increase (decrease) in net assets	(15,427,946)	152,665,487	(96,841,947)	292,971,484
NET ASSETS:
Beginning of year	326,030,017	173,364,530	463,623,927	170,652,443
End of year	$310,602,071	$326,030,017	$366,781,980	$463,623,927
Accumulated net investment loss at end of year	$(1,229,658)	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING SmallCap Opportunities Fund		ING Financial Services Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$(3,727,090)	$(5,073,085)	$1,254,842	$291,940
Net realized gain on investments	29,952,329	43,684,508	16,604,747	30,704,885
Net change in unrealized appreciation or depreciation on investments	(10,378,704)	20,950,754	5,232,116	25,739,724
Net increase in net assets resulting from operations	15,846,535	59,562,177	23,091,705	56,736,549
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(653,510)	(697,897)
Class C	—	—	(11)	—
Class O	—	—	(4,300)	—
Net realized gains:
Class A	—	—	(12,401,564)	(7,418,743)
Class B	—	—	(7,842,026)	(5,117,566)
Class C	—	—	(171)	—
Class O	—	—	(47,206)	—
Total distributions	—	—	(20,948,788)	(13,234,206)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,730,867	55,115,680	21,224,840	17,608,115
Dividends reinvested	—	—	15,283,755	9,519,235
	32,730,867	55,115,680	36,508,595	27,127,350
Cost of shares redeemed	(106,392,621)	(140,542,492)	(66,060,613)	(58,848,107)
Net decrease in net assets resulting from capital share transactions	(73,661,754)	(85,426,812)	(29,552,018)	(31,720,757)
Net increase (decrease) in net assets	(57,815,219)	(25,864,635)	(27,409,101)	11,781,586
NET ASSETS:
Beginning of year	252,769,862	278,634,497	320,756,247	308,974,661
End of year	$194,954,643	$252,769,862	$293,347,146	$320,756,247
Undistributed net investment income at end of year	$—	$—	$884,074	$287,053

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING LargeCap Value Fund		ING MagnaCap Fund
	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004	Year Ended May 31, 2005	Year Ended May 31, 2004

FROM OPERATIONS:
Net investment income	$178,606	$5,355	$3,746,327	$2,960,215
Net realized gain on investments	2,061,484	8,982	26,114,730	5,922,962
Net change in unrealized appreciation or depreciation on investments	(206,862)	(107,145)	(6,195,080)	38,819,962
Net increase (decrease) in net assets resulting from operations	2,033,228	(92,808)	23,665,977	47,703,139
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(107,111)	—	(3,895,915)	(2,197,417)
Class B	(21,668)	—	(101,711)	—
Class C	(26,910)	—	(23,132)	—
Class I	(24,018)	—	(23,921)	(112)
Class M	—	—	(18,440)	(4,890)
Class Q	—	—	(33)	(42,794)
Net realized gains:
Class A	(110,882)	—	—	—
Class B	(52,095)	—	—	—
Class C	(67,763)	—	—	—
Class I	(20,928)	—	—	—
Total distributions	(431,375)	—	(4,063,152)	(2,245,213)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,704,872	11,680,876	23,663,858	35,810,247
Net proceeds from shares issued in merger	—	—	—	147,505,028
Dividends reinvested	298,625	—	3,533,011	1,940,774
	37,003,497	11,680,876	27,196,869	185,256,049
Cost of shares redeemed	(5,081,104)	(464,359)	(83,739,269)	(80,780,723)
Net increase (decrease) in net assets resulting from capital share transactions	31,922,393	11,216,517	(56,542,400)	104,475,326
Net increase (decrease) in net assets	33,524,246	11,123,709	(36,939,575)	149,933,252
NET ASSETS:
Beginning of period	11,123,709	—	380,687,040	230,753,788
End of period	$44,647,955	$11,123,709	$343,747,465	$380,687,040
Undistributed net investment income at end of period	$111,835	$45,538	$1,047,605	$1,364,430

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING MidCap Value Fund		ING MidCap Value Choice Fund
	Year Ended	Year Ended	February 1, 2005(1)
	May 31,	May 31,	to May 31,
	2005	2004	2005

FROM OPERATIONS:
Net investment loss	$(1,136,195)	$(455,900)	$(35)
Net realized gain (loss) on investments	19,472,636	9,538,762	(2,280)
Net change in unrealized appreciation or depreciation on investments	(16,101,733)	9,173,938	(39,844)
Net increase (decrease) in net assets resulting from operations	2,234,708	18,256,800	(42,159)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	(5,379,868)	—	—
Class B	(3,140,896)	—	—
Class C	(3,310,535)	—	—
Class I	(154,805)	—	—
Class Q	(1,507)	—	—
Total distributions	(11,987,611)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	95,315,357	90,677,565	6,902,778
Dividends reinvested	9,166,148	—	—
	104,481,505	90,677,565	6,902,778
Cost of shares redeemed	(68,683,573)	(20,765,261)	(144,370)
Net increase in net assets resulting from capital share transactions	35,797,932	69,912,304	6,758,408
Net increase in net assets	26,045,029	88,169,104	6,716,249
NET ASSETS:
Beginning of period	127,645,975	39,476,871	—
End of period	$153,691,004	$127,645,975	$6,716,249
Undistributed net investment income (accumulated net investment loss) at end of period	$(13,333)	$(21,333)	$34,157

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING SmallCap Value Fund		ING SmallCap Value Choice Fund
	Year Ended May 31, 2005	Year Ended May 31, 2004	February 1, 2005(1) to May 31, 2005

FROM OPERATIONS:
Net investment loss	$(783,394)	$(576,767)	$(3,958)
Net realized gain (loss) on investments	24,004,981	10,868,528	(11,172)
Net change in unrealized appreciation or depreciation on investments	(21,885,346)	8,636,660	(132,986)
Net increase (decrease) in net assets resulting from operations	1,336,241	18,928,421	(148,116)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	(5,340,181)	(1,073,901)	—
Class B	(1,592,895)	(775,481)	—
Class C	(2,730,797)	(949,961)	—
Class I	(31,243)	(22,291)	—
Class Q	(4,047)	(49)	—
Total distributions	(9,699,163)	(2,821,683)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	104,901,397	57,600,625	6,598,997
Dividends reinvested	7,367,516	2,135,022	—
	112,268,913	59,735,647	6,598,997
Cost of shares redeemed	(51,689,775)	(12,951,477)	(366,916)
Net increase in net assets resulting from capital share transactions	60,579,138	46,784,170	6,232,081
Net increase in net assets	52,216,216	62,890,908	6,083,965

NET ASSETS:
Beginning of period	94,867,898	31,976,990	—
End of period	$147,084,114	$94,867,898	$6,083,965
Undistributed net investment income (distributions in excess of net investment income) at end of period	$(13,333)	$(21,333)	$27,969

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	16.20	15.35	17.89	27.70	23.27
Income (loss) from investment operations:
Net investment income	$0.37 *	0.36	0.38	0.30	0.85	0.42
Net realized and unrealized gain (loss)
on investments	$(0.51)	1.97	0.78	(2.34)	(5.29)	8.02
Total from investment operations	$(0.14)	2.33	1.16	(2.04)	(4.44)	8.44
Less distributions from:
Net investment income	$0.47	0.42	0.31	0.41	0.51	0.32
Net realized gain from investments	$—	—	—	0.09	4.86	3.69
Total distributions	$0.47	0.42	0.31	0.50	5.37	4.01
Net asset value, end of period	$17.50	18.11	16.20	15.35	17.89	27.70
Total Return(2)%	(0.85)	14.52	7.80	(11.44)	(17.78)	39.88

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,895	63,443	51,008	60,692	98,896	131,218
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.35	1.48	1.59	1.46	1.42	1.35
Gross expenses prior to expense reimbursement(3)%	1.39	1.48	1.59	1.46	1.41	1.35
Net investment income after expense reimbursement(3)(4)%	2.05	2.13	2.57	1.93	2.20	1.78
Portfolio turnover rate %	72	138	97	100	145	129

	Class B
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$19.91	17.79	16.83	19.56	30.20	25.34
Income (loss) from investment operations:
Net investment income	$0.27 *	0.30	0.35	0.24	0.49	0.29
Net realized and unrealized gain (loss)
on investments	$(0.57)	2.13	0.83	(2.59)	(5.49)	8.77
Total from investment operations	$(0.30)	2.43	1.18	(2.35)	(5.00)	9.06
Less distributions from:
Net investment income	$0.32	0.31	0.22	0.28	0.34	0.19
Net realized gain from investments	$—	—	—	0.10	5.30	4.01
Total distributions	$0.32	0.31	0.22	0.38	5.64	4.20
Net asset value, end of period	$19.29	19.91	17.79	16.83	19.56	30.20
Total Return(2)%	(1.56)	13.75	7.16	(12.04)	(18.26)	39.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,727	75,097	72,364	88,650	125,366	139,704
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.05	2.13	2.24	2.11	2.07	2.00
Gross expenses prior to expense reimbursement(3)%	2.05	2.13	2.24	2.11	2.06	2.00
Net investment income after expense reimbursement(3)(4)%	1.35	1.48	1.92	1.28	1.55	1.13
Portfolio turnover rate %	72	138	97	100	145	129

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$18.56	16.62	15.75	18.33	28.33	23.78
Income (loss) from investment operations:
Net investment income	$0.25*	0.27	0.32	0.22	0.58	0.28
Net realized and unrealized gain (loss) on investments	$(0.52)	1.99	0.78	(2.42)	(5.26)	8.22
Total from investment operations	$(0.27)	2.26	1.10	(2.20)	(4.68)	8.50
Less distributions from:
Net investment income	$0.34	0.32	0.23	0.29	0.35	0.19
Net realized gain from investments	$—	—	—	0.09	4.97	3.76
Total distributions	$0.34	0.32	0.23	0.38	5.32	3.95
Net asset value, end of period	$17.95	18.56	16.62	15.75	18.33	28.33
Total Return(2)%	(1.52)	13.72	7.15	(12.03)	(18.25)	39.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,329	71,365	66,412	81,247	118,363	156,592
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.05	2.13	2.24	2.11	2.07	2.00
Gross expenses prior to expense reimbursement(3)%	2.05	2.13	2.24	2.11	2.06	2.00
Net investment income after expense reimbursement(3)(4)%	1.36	1.48	1.92	1.28	1.55	1.13
Portfolio turnover rate %	72	138	97	100	145	129

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
						Eleven
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	June 30,
	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.47	11.71		12.06	13.30	15.04	19.23
Income (loss) from investment operations:
Net investment income	$0.19	0.15		0.31	0.39	0.93	0.51
Net realized and unrealized gain (loss) on investments	$0.37	0.87		(0.41)	(1.13)	(1.01)	(0.60)
Total from investment operations	$0.56	1.02		(0.10)	(0.74)	(0.08)	(0.09)
Less distributions from:
Net investment income	$0.19	0.26		0.25	0.45	0.51	0.39
Net realized gain from investments	$—	—		—	0.05	1.15	3.71
Total distributions	$0.19	0.26		0.25	0.50	1.66	4.10
Net asset value, end of period	$12.84	12.47		11.71	12.06	13.30	15.04
Total Return(2)%	4.51	8.84	†	(0.66)	(5.55)	(0.61)	(1.01)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,487	36,205		32,179	57,042	61,477	63,592
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.50	1.60		1.60	1.48	1.32	1.40
Gross expenses prior to expense reimbursement(3)%	1.51	1.59		1.71	1.45	1.53	1.61
Net investment income after expense reimbursement/recoupment(3)(4)%	1.45	1.27		2.62	3.11	3.54	3.26
Portfolio turnover rate %	216	302		129	145	76	173

	Class B
						Eleven
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	June 30,
	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.61		12.97	14.28	16.09	20.59
Income (loss) from investment operations:
Net investment income	$0.11	0.08		0.29	0.32	0.80	0.44
Net realized and unrealized gain (loss)
on investments	$0.41	0.92		(0.47)	(1.22)	(0.98)	(0.64)
Total from investment operations	$0.52	1.00		(0.18)	(0.90)	(0.18)	(0.20)
Less distributions from:
Net investment income	$0.09	0.18		0.18	0.36	0.39	0.33
Net realized gain from investments	$—	—		—	0.05	1.24	3.97
Total distributions	$0.09	0.18		0.18	0.41	1.63	4.30
Net asset value, end of period	$13.86	13.43		12.61	12.97	14.28	16.09
Total Return(2)%	3.87	8.05	†	(1.29)	(6.26)	(1.21)	(1.58)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,052	19,386		22,348	31,682	35,828	41,026
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.19	2.25		2.25	2.13	1.97	2.05
Gross expenses prior to expense reimbursement(3)%	2.16	2.24		2.36	2.10	2.18	2.26
Net investment income after expense reimbursement/recoupment(3)(4)%	0.75	0.62		1.97	2.46	2.89	2.61
Portfolio turnover rate %	216	302		129	145	76	173

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†      Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.76% for Class A, and there was no effect on Class B.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
						Eleven
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	June 30,
	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$11.90	11.21		11.57	12.78	14.45	18.53
Income (loss) from investment operations:
Net investment income	$0.09	0.07		0.17	0.34	0.74	0.45
Net realized and unrealized gain (loss) on investments	$0.36	0.82		(0.34)	(1.13)	(0.91)	(0.62)
Total from investment operations	$0.45	0.89		(0.17)	(0.79)	(0.17)	(0.17)
Less distributions from:
Net investment income	$0.11	0.20		0.19	0.37	0.39	0.34
Net realized gain from investments	$—	—		—	0.05	1.11	3.57
Total distributions	$0.11	0.20		0.19	0.42	1.50	3.91
Net asset value, end of period	$12.24	11.90		11.21	11.57	12.78	14.45
Total Return(2)%	3.78	8.04	†	(1.27)	(6.20)	(1.28)	(1.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,963	13,566		14,240	18,007	22,679	25,838
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.19	2.25		2.25	2.13	1.97	2.05
Gross expenses prior to expense reimbursement(3)%	2.16	2.24		2.36	2.10	2.18	2.26
Net investment income after expense reimbursement/recoupment(3)(4)%	0.76	0.62		1.96	2.46	2.89	2.61
Portfolio turnover rate %	216	302		129	145	76	173

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†      Total return without the effect of affiliated payments would have been 7.95%.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B
	Year Ended May 31,			December 20, 2002(1) to May 31,	Year Ended May 31,			November 20, 2002(1) to May 31,
	2005		2004	2003	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.76		11.06	10.06	12.78		11.10	10.00
Income (loss) from investment operations:
Net investment income	$0.47	*	0.57	0.16	0.37	*	0.45	0.12
Net realized and unrealized gain on investments	$3.04		2.29	1.04	3.05		2.32	1.15
Total from investment operations	$3.51		2.86	1.20	3.42		2.77	1.27
Less distributions from:
Net investment income	$0.50		0.65	0.20	0.40		0.58	0.17
Net realized gain from investments	$0.95		0.51	—	0.95		0.51	—
Total distributions	$1.45		1.16	0.20	1.35		1.09	0.17
Net asset value, end of period	$14.82		12.76	11.06	14.85		12.78	11.10
Total Return(2)%	28.51		26.79	12.06	27.62		25.81	12.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,799		16,569	982	3,484		1,990	149
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	1.15		1.27	1.45	1.90		2.02	2.20
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.23		1.31	1.45	1.98		2.06	2.20
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	1.15		1.37	1.53	1.90		2.12	2.30
Net investment income after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	3.34		4.84	0.01	2.64		3.28	1.91
Portfolio turnover rate %	91		132	62	91		132	62

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C				Class O
				January 17	September 15,
				2003(1) to	2004(1) to
	Year Ended May 31,			May 31,	May 31,
	2005		2004	2003	2005
Per Share Operating Performance:
Net asset value, beginning of period	$13.11		11.37	9.96	13.52
Income (loss) from investment operations:
Net investment income (loss)	$0.38	*	0.43	(0.01)*	0.39
Net realized and unrealized gain on investments	$3.13		2.40	1.50	2.23
Total from investment operations	$3.51		2.83	1.49	2.62
Less distributions from:
Net investment income	$0.39		0.58	0.08	0.38
Net realized gain from investments	$0.95		0.51	—	0.95
Total distributions	$1.34		1.09	0.08	1.33
Net asset value, end of period	$15.28		13.11	11.37	14.81
Total Return(2)%	27.57		25.75	15.03	20.12

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,720		2,708	157	12,305
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.90		2.02	2.20	1.15
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.98		2.06	2.20	1.23
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.90		2.12	2.30	1.15
Net investment income (loss) after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	2.65		3.54	(1.62)	3.32
Portfolio turnover rate %	91		132	62	91

(1)     Commencement of operations.

(2)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)    The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Seven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	October 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$8.82	7.61	8.43	9.87	11.17	11.14
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.01	0.03	0.03	(0.01)	—
Net realized and unrealized gain (loss) on investments	$0.80	1.20	(0.85)	(1.47)	(1.29)	0.18
Total from investment operations	$0.86	1.21	(0.82)	(1.44)	(1.30)	0.18
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	0.15
Net asset value, end of period	$9.68	8.82	7.61	8.43	9.87	11.17
Total Return(2)%	9.75	15.90	(9.73)	(14.59)	(11.64)	1.55

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,173	5,362	7,205	9,883	12,748	23,571
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.40	1.53	1.54	1.33	1.45	1.37
Gross expenses prior to expense reimbursement(3)%	1.42	1.53	1.54	1.33	1.45	1.37
Net investment income (loss) after expense reimbursement(3)%	0.60	0.11	0.32	0.12	(0.13)	0.01
Portfolio turnover rate %	154	200	106	149	26	57

	Class B
					Seven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	October 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.04	11.09
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.05)	(0.03)	(0.07)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	$0.77	1.17	(0.83)	(1.40)	(1.29)	0.18
Total from investment operations	$0.76	1.12	(0.86)	(1.47)	(1.34)	0.10
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	0.15
Net asset value, end of period	$9.25	8.49	7.37	8.23	9.70	11.04
Total Return(2)%	8.95	15.20	(10.45)	(15.15)	(12.14)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,635	32,848	34,358	53,185	76,726	94,028
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.12	2.23	2.24	2.03	2.15	2.07
Gross expenses prior to expense reimbursement(3)%	2.12	2.23	2.24	2.03	2.15	2.07
Net investment loss after expense reimbursement(3)%	(0.11)	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)
Portfolio turnover rate %	154	200	106	149	26	57

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
					Seven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	October 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.05	11.09
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.06)	(0.04)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	$0.77	1.18	(0.82)	(1.38)	(1.30)	0.19
Total from investment operations	$0.76	1.12	(0.86)	(1.47)	(1.35)	0.11
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	0.15
Net asset value, end of period	$9.25	8.49	7.37	8.23	9.70	11.05
Total Return(2)%	8.95	15.20	(10.45)	(15.15)	(12.12)	0.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,170	15,233	21,478	36,486	66,252	88,449
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.12	2.23	2.24	2.03	2.15	2.07
Gross expenses prior to expense reimbursement(3)%	2.12	2.23	2.24	2.03	2.15	2.07
Net investment income (loss) after expense reimbursement(3)%	(0.11)	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)
Portfolio turnover rate %	154	200	106	149	26	57

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	14.33	16.59	24.40	43.12	28.09
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.10)	(0.15)	(0.18)	(0.20)	(0.22)
Net realized and unrealized gain (loss) on investments	$0.37	3.88	(2.11)	(7.63)	(18.05)	15.63
Total from investment operations	$0.30	3.78	(2.26)	(7.81)	(18.25)	15.41
Less distributions from:
Net investment income	$0.38	—	—	0.00 *	—	—
Net realized gain from investments	$—	—	—	—	0.47	0.38
Return of capital	$0.15	—	—	—	—	—
Total distributions	$0.53	—	—	0.00 *	0.47	0.38
Net asset value, end of period	$17.88	18.11	14.33	16.59	24.40	43.12
Total Return(2)%	1.65	26.38	(13.62)	(31.99)	(42.67)	55.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$111,208	109,858	40,941	65,642	161,824	186,261
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	1.43	1.42	1.60	1.58	1.47	1.36
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.45	1.45	1.60	1.58	1.47	1.36
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.40	1.61	1.76	1.58	1.47	1.36
Net investment loss after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	(0.49)	(0.82)	(0.96)	(1.12)	(0.78)	(0.87)
Portfolio turnover rate %	81	142	291	536	331	139

	Class B
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.57	13.99	16.30	24.14	42.94	28.15
Income (loss) from investment operations:
Net investment loss	$(0.24)	(0.21)	(0.24)	(0.43)	(0.41)	(0.39)
Net realized and unrealized gain (loss) on investments	$0.41	3.79	(2.07)	(7.41)	(17.92)	15.56
Total from investment operations	$0.17	3.58	(2.31)	(7.84)	(18.33)	15.17
Less distributions from:
Net investment income	$0.26	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	0.47	0.38
Return of capital	$0.15	—	—	—	—	—
Total distributions	$0.41	—	—	—	0.47	0.38
Net asset value, end of period	$17.33	17.57	13.99	16.30	24.14	42.94
Total Return(2)%	0.97	25.59	(14.17)	(32.48)	(43.04)	55.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$106,162	119,658	72,575	116,738	224,572	333,256
Ratios to average net assets:
Net expenses after expense reimbursement/
recoupment and brokerage commission recapture(3)(4)%	2.08	2.07	2.25	2.23	2.12	2.01
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	2.10	2.09	2.25	2.23	2.12	2.01
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(3)%	2.05	2.26	2.41	2.23	2.12	2.01
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(1.13)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)
Portfolio turnover rate %	81	142	291	536	331	139

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.52	13.95	16.25	24.07	42.82	28.07
Income (loss) from investment operations:
Net investment loss	$(0.19)	(0.22)	(0.25)	(0.48)	(0.39)	(0.35)
Net realized and unrealized gain (loss) on investments	$0.36	3.79	(2.05)	(7.34)	(17.89)	15.48
Total from investment operations	$0.17	3.57	(2.30)	(7.82)	(18.28)	15.13
Less distributions from:
Net investment income	$0.27	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	0.47	0.38
Return of capital	$0.15	—	—	—	—	—
Total distributions	$0.42	—	—	—	0.47	0.38
Net asset value, end of period	$17.27	17.52	13.95	16.25	24.07	42.82
Total Return(2)%	0.92	25.59	(14.15)	(32.49)	(43.04)	54.38

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,355	53,976	31,516	54,048	117,222	152,682
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	2.08	2.07	2.25	2.23	2.12	2.01
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	2.10	2.09	2.25	2.23	2.12	2.01
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	2.05	2.26	2.41	2.23	2.12	2.01
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(1.13)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)
Portfolio turnover rate %	81	142	291	536	331	139

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Five
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	December 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.06	10.12	11.11	14.58	19.12	21.29
Income (loss) from investment operations:
Net investment loss	$(0.16)	(0.06)	(0.12)	(0.17)*	(0.11)	(0.15)
Net realized and unrealized gain (loss) on investments	$1.10	2.00	(0.87)	(3.30)	(4.43)	0.16
Total from investment operations	$0.94	1.94	(0.99)	(3.47)	(4.54)	0.01
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	2.18
Payment by affiliate	$0.01	—	—	—	—	—
Net asset value, end of period	$13.01	12.06	10.12	11.11	14.58	19.12
Total Return(2)%	7.88 †	19.17	(8.91)	(23.80)	(23.74)	(0.35)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$118,668	133,363	44,010	68,106	24,265	25,742
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.64	1.59	1.50	1.77	2.06	1.66
Gross expenses prior to expense reimbursement/recoupment(3)%	1.71	1.70	1.83	1.99	2.06	1.66
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.15)	(1.06)	(1.15)	(1.45)	(1.52)	(0.96)
Portfolio turnover rate %	50	115	345	399	182	188

	Class B
					Five
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	December 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$11.59	9.80	10.83	14.30	18.79	21.12
Income (loss) from investment operations:
Net investment loss	$(0.27)	(0.06)	(0.20)	(0.25)*	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	$1.08	1.85	(0.83)	(3.22)	(4.35)	0.09
Total from investment operations	$0.81	1.79	(1.03)	(3.47)	(4.49)	(0.15)
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	2.18
Payment by affiliate	$0.01	—	—	—	—	—
Net asset value, end of period	$12.41	11.59	9.80	10.83	14.30	18.79
Total Return(2)%	7.08 †	18.27	(9.51)	(24.27)	(23.90)	(1.13)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$139,100	191,288	43,183	69,621	28,448	35,551
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.37	2.29	2.20	2.47	2.76	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.41	2.40	2.53	2.69	2.76	2.36
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.87)	(1.69)	(1.85)	(2.15)	(2.22)	(1.66)
Portfolio turnover rate %	50	115	345	399	182	188

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

†      In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 7.80% and 7.00% for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
					Five
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	December 31,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	9.75	10.77	14.24	18.72	21.03
Income (loss) from investment operations:
Net investment loss	$(0.26)	(0.12)	(0.19)	(0.25)*	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	$1.07	1.90	(0.83)	(3.22)	(4.34)	0.11
Total from investment operations	$0.81	1.78	(1.02)	(3.47)	(4.48)	(0.13)
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	2.18
Payment by affiliate	$0.01	—	—	—	—	—
Net asset value, end of period	$12.35	11.53	9.75	10.77	14.24	18.72
Total Return(2)%	7.11 †	18.26	(9.47)	(24.37)	(23.93)	(1.03)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$101,261	131,461	67,730	100,888	18,901	25,939
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.37	2.29	2.20	2.47	2.76	2.36
Gross expenses prior to expense reimbursement(3)%	2.41	2.40	2.53	2.69	2.76	2.36
Net investment loss after expense reimbursement(3)(4)%	(1.88)	(1.80)	(1.85)	(2.15)	(2.22)	(1.66)
Portfolio turnover rate %	50	115	345	399	182	188

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has aggreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary (expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

†      In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 7.03% for Class C.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
						Five
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	December 31,
	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.53		18.16	24.04	38.78	47.17	59.35
Income (loss) from investment operations:
Net investment loss	$(0.31	)*	(0.37)	(0.35)	(0.51)*	(0.23)	(0.54)
Net realized and unrealized gain (loss) on investments	$2.15		4.74	(5.53)	(13.24)	(8.16)	(2.74)
Total from investment operations	$1.84		4.37	(5.88)	(13.75)	(8.39)	(3.28)
Less distributions from:
Net realized gain from investments	$—		—	—	0.99	—	8.90
Total distributions	$—		—	—	0.99	—	8.90
Net asset value, end of period	$24.37		22.53	18.16	24.04	38.78	47.17
Total Return(2)%	8.17		24.06 †	(24.46)	(35.86)	(17.79)	(6.04)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$93,821		105,890	118,570	183,810	159,641	177,286
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.63		1.74	1.88	1.81	1.69	1.45
Gross expenses prior to expense reimbursement(3)%	1.74		1.74	1.88	1.81	1.69	1.45
Net investment loss after expense reimbursement(3)%	(1.36)		(1.52)	(1.80)	(1.70)	(1.41)	(1.05)
Portfolio turnover rate %	62		60	357	427	104	134

	Class B
						Five
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	December 31,
	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$20.78		16.87	22.48	36.60	44.64	57.06
Income (loss) from investment operations:
Net investment loss	$(0.44	)*	(0.50)	(0.48)	(0.68)*	(0.33)	(0.96)
Net realized and unrealized gain (loss) on investments	$1.98		4.41	(5.13)	(12.45)	(7.71)	(2.56)
Total from investment operations	$1.54		3.91	(5.61)	(13.13)	(8.04)	(3.52)
Less distributions from:
Net realized gain from investments	$—		—	—	0.99	—	8.90
Total distributions	$—		—	—	0.99	—	8.90
Net asset value, end of period	$22.32		20.78	16.87	22.48	36.60	44.64
Total Return(2)%	7.41		23.18 †	(24.96)	(36.31)	(18.01)	(6.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,929		77,751	85,465	154,899	206,968	266,348
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.35		2.44	2.58	2.51	2.39	2.15
Gross expenses prior to expense reimbursement(3)%	2.44		2.44	2.58	2.51	2.39	2.15
Net investment loss after expense reimbursement(3)%	(2.10)		(2.07)	(2.50)	(2.40)	(2.11)	(1.75)
Portfolio turnover rate %	62		60	357	427	104	134

(1)     The Fund changed its fiscal year-end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

†      Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.95% and 23.12%, for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
						Five
						Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	December 31,
	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$20.73		16.83	22.44	36.53	44.54	56.98
Income (loss) from investment operations:
Net investment loss	$(0.44	)*	(0.49)	(0.49)	(0.67)*	(0.33)	(0.97)
Net realized and unrealized gain (loss) on investments	$1.98		4.39	(5.12)	(12.43)	(7.68)	(2.57)
Total from investment operations	$1.54		3.90	(5.61)	(13.10)	(8.01)	(3.54)
Less distributions from:
Net realized gain from investments	$—		—	—	0.99	—	8.90
Total distributions	$—		—	—	0.99	—	8.90
Net asset value, end of period	$22.27		20.73	16.83	22.44	36.53	44.54
Total Return(2)%	7.43		23.17 †	(25.00)	(36.30)	(17.98)	(6.76)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,603		57,140	63,406	119,498	78,658	104,094
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.35		2.44	2.58	2.51	2.39	2.15
Gross expenses prior to expense reimbursement(3)%	2.44		2.44	2.58	2.51	2.39	2.15
Net investment loss after expense reimbursement(3)%	(2.09)		(2.06)	(2.50)	(2.40)	(2.11)	(1.75)
Portfolio turnover rate %	62		60	357	427	104	134

(1)     The Fund changed its fiscal year-end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

†      Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.11% for Class C.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.03	19.24	22.11	23.36	16.42	24.38
Income (loss) from investment operations:
Net investment income	$0.16	0.09	0.12	0.14	0.31	0.32
Net realized and unrealized gain (loss) on investments	$1.58	3.60	(1.78)	1.29	7.11	(5.30)
Total from investment operations	$1.74	3.69	(1.66)	1.43	7.42	(4.98)
Less distributions from:
Net investment income	$0.08	0.08	0.09	0.33	0.33	0.25
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73
Total distributions	$1.56	0.90	1.21	2.68	0.48	2.98
Net asset value, end of period	$22.21	22.03	19.24	22.11	23.36	16.42
Total Return(2)%	7.97	19.57	(6.98)	7.05	46.01	(22.44)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$183	193	182	231	252	210
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.17	1.41	1.52	1.48	1.42	1.41
Gross expenses prior to expense reimbursement(3)%	1.27	1.41	1.52	1.48	1.42	1.41
Net investment income(3)%	0.69	0.40	0.54	0.54	1.48	1.46
Portfolio turnover rate %	27	35	19	43	39	10

	Class B
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$21.79	19.12	22.03	23.28	16.35	24.21
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.08)	(0.07)	(0.04)	0.15	0.22
Net realized and unrealized gain (loss) on investments	$1.57	3.57	(1.72)	1.29	7.12	(5.32)
Total from investment operations	$1.56	3.49	(1.79)	1.25	7.27	(5.10)
Less distributions from:
Net investment income	$—	—	—	0.15	0.19	0.03
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73
Total distributions	$1.48	0.82	1.12	2.50	0.34	2.76
Net asset value, end of period	$21.87	21.79	19.12	22.03	23.28	16.35
Total Return(2)%	7.21	18.60	(7.66)	6.22	45.01	(23.00)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$107	127	127	171	183	148
Ratios to average net assets:
Expenses(3)%	1.92	2.16	2.27	2.23	2.17	2.16
Net investment income (loss)(3)%	(0.06)	(0.36)	(0.21)	(0.21)	0.73	0.71
Portfolio turnover rate %	27	35	19	43	39	10

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C	Class O
	August 24,	September 15,
	2004(1) to	2004(1) to
	May 31,	May 31,
	2005	2005
Per Share Operating Performance:
Net asset value, beginning of period	$21.78	22.67
Income (loss) from investment operations:
Net investment loss	$0.09	0.17
Net realized and unrealized gain on investments	$1.49	0.92
Total from investment operations	$1.58	1.09
Less distributions from:
Net investment income	$0.10	0.13
Net realized gain from investments	$1.48	1.48
Total distributions	$1.58	1.61
Net asset value, end of period	$21.78	22.15
Total Return(2)%	7.29	4.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13	3,658
Ratios to average net assets:
Expenses(3)%	1.92	1.17
Net investment income(3)%	0.12	0.80
Portfolio turnover rate %	27	27

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING LARGECAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B
	Year	February 2,	Year	February 2,
	Ended	2004(1) to	Ended	2004(1) to
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.65	10.00	9.63	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.01	(0.00)*	(0.00)*
Net realized and unrealized income (loss) on investments	$0.69	(0.36)	0.65	(0.37)
Total from investment operations	$0.74	(0.35)	0.65	(0.37)
Less distributions from:
Net investment income	$0.08	—	0.03	—
Net realized gains on investments	$0.08	—	0.08	—
Total distributions	$0.16	—	0.11	—
Net asset value, end of period	$10.23	9.65	10.17	9.63
Total Return(2)%	7.64	(3.50)	6.78	(3.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$22,079	4,729	8,447	2,601
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.45	1.35	2.20	2.10
Gross expenses prior to expense reimbursement(3)%	1.94	4.05	2.69	4.80
Net investment income (loss) after expense reimbursement(3)(4)%	0.93	0.72	0.17	(0.07)
Portfolio turnover rate %	47	4	47	4

	Class C
	Year		February 3,
	Ended		2004(1) to
	May 31,		May 31,
	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.63		9.96
Income (loss) from investment operations:
Net investment loss	$0.00	*	(0.00)*
Net realized and unrealized income (loss) on investments	$0.65		(0.33)
Total from investment operations	$0.65		(0.33)
Less distributions from:
Net investment income	$0.03		—
Net realized gains on investments	$0.08		—
Total distributions	$0.11		—
Net asset value, end of period	$10.17		9.63
Total Return(2)%	6.76		(3.31)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,358		3,793
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.20		2.11
Gross expenses prior to expense reimbursement(3)%	2.69		4.81
Net investment income (loss) after expense reimbursement(3)(4)%	0.17		(0.03)
Portfolio turnover rate %	47		4

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.28	8.82	10.11	13.54	15.84	17.69
Income (loss) from investment operations:
Net investment income	$0.12	0.09	0.06	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments	$0.54	1.46	(1.32)	(1.53)	(0.38)	(0.08)
Total from investment operations	$0.66	1.55	(1.26)	(1.46)	(0.33)	(0.01)
Less distributions from:
Net investment income	$0.13	0.09	0.03	0.07	0.09	0.05
Net realized gain from investments	$—	—	—	1.90	1.88	1.79
Total distributions	$0.13	0.09	0.03	1.97	1.97	1.84
Net asset value, end of period	$10.81	10.28	8.82	10.11	13.54	15.84
Total Return(2)%	6.48	17.64	(12.46)	(10.96)	(2.77)	(0.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$293,793	311,087	156,902	211,602	277,722	303,864
Ratios to average net assets:
Expenses(3)%	1.15	1.35	1.45	1.34	1.31	1.29
Net investment income(3)%	1.12	1.10	0.73	0.59	0.33	0.41
Portfolio turnover rate %	50	28	110	75	92	26

	Class B
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.75	13.14	15.44	17.36
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.04	0.00*	(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	$0.51	1.39	(1.27)	(1.47)	(0.41)	(0.08)
Total from investment operations	$0.57	1.43	(1.27)	(1.49)	(0.42)	(0.13)
Less distributions from:
Net investment income	$0.02	—	—	—	—	—
Net realized gain from investments	$—	—	—	1.90	1.88	1.79
Total distributions	$0.02	—	—	1.90	1.88	1.79
Net asset value, end of period	$10.46	9.91	8.48	9.75	13.14	15.44
Total Return(2)%	5.77	16.86	(13.03)	(11.61)	(3.40)	(1.11)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$36,962	52,812	50,677	79,685	112,286	87,167
Ratios to average net assets:
Expenses(3)%	1.85	2.05	2.15	2.04	2.01	1.99
Net investment income (loss)(3)%	0.43	0.35	0.03	(0.11)	(0.37)	(0.29)
Portfolio turnover rate %	50	28	110	75	92	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*   Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.76	13.14	15.44	17.37
Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.03	0.00*	(0.01)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	$0.49	1.40	(1.28)	(1.47)	(0.41)	(0.04)
Total from investment operations	$0.57	1.43	(1.28)	(1.48)	(0.42)	(0.14)
Less distributions from:
Net investment income	$0.02	—	—	—	—	—
Net realized gain from investments	$—	—	—	1.90	1.88	1.79
Total distributions	$0.02	—	—	1.90	1.88	1.79
Net asset value, end of period	$10.46	9.91	8.48	9.76	13.14	15.44
Total Return(2)%	5.77	16.86	(13.11)	(11.53)	(3.41)	(1.17)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,490	11,502	8,291	9,693	10,887	3,660
Ratios to average net assets:
Expenses(3)%	1.85	2.05	2.15	2.04	2.01	1.99
Net investment income (loss)(3)%	0.43	0.36	0.03	(0.11)	(0.37)	(0.29)
Portfolio turnover rate %	50	28	110	75	92	26

	Class M
					Eleven
					Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.16	8.68	9.96	13.36	15.64	17.51
Income (loss) from investment operations:
Net investment income (loss)	$0.09	0.08	0.03	0.02	—	(0.01)
Net realized and unrealized gain (loss) on investments	$0.52	1.41	(1.31)	(1.50)	(0.39)	(0.06)
Total from investment operations	$0.61	1.49	(1.28)	(1.48)	(0.39)	(0.07)
Less distributions from:
Net investment income	$0.04	0.01	—	0.02	0.01	0.01
Net realized gain from investments	$—	—	—	1.90	1.88	1.79
Total distributions	$0.04	0.01	—	1.92	1.89	1.80
Net asset value, end of period	$10.73	10.16	8.68	9.96	13.36	15.64
Total Return(2)%	6.01	17.13	(12.85)	(11.30)	(3.21)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,048	5,270	7,445	12,074	17,440	13,050
Ratios to average net assets:
Expenses(3)%	1.60	1.80	1.90	1.79	1.76	1.74
Net investment income (loss)(3)%	0.67	0.55	0.28	0.14	(0.12)	(0.04)
Portfolio turnover rate %	50	28	110	75	92	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
				February 1,
				2002(1) to
	Year Ended May 31,			May 31
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	8.36	10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	(0.02)	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.41	3.19	(1.77)	0.28
Total from investment operations	$0.37	3.17	(1.77)	0.28
Less distributions from:
Net investment income	$—	—	0.04	—
Net realized gain from investments	$0.88	—	0.11	—
Total distributions	$0.88	—	0.15	—
Net asset value, end of period	$11.02	11.53	8.36	10.28
Total Return(2)%	3.13	37.92	(16.94)	2.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$71,136	58,631	15,026	25,325
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.63	1.75	1.75	1.61
Gross expenses prior to expense reimbursement/recoupment(3)%	1.53	1.62	2.17	3.05
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.35)	(0.18)	(0.10)	0.04
Portfolio turnover rate %	79	70	72	13

	Class B
				February 4,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.41	8.34	10.27	9.87
Income (loss) from investment operations:
Net investment (loss)	$(0.12)	(0.07)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.40	3.14	(1.75)	0.41
Total from investment operations	$0.28	3.07	(1.81)	0.40
Less distributions from:
Net investment income	$—	—	0.01	—
Net realized gain from investments	$0.88	—	0.11	—
Total distributions	$0.88	—	0.12	—
Net asset value, end of period	$10.81	11.41	8.34	10.27
Total Return(2)%	2.35	36.81	(17.40)	4.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38,071	34,856	12,205	11,656
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.38	2.50	2.50	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.28	2.37	2.92	3.80
Net investment (loss) after expense reimbursement/recoupment(3)(4)%	(1.09)	(0.95)	(0.82)	(0.71)
Portfolio turnover rate %	79	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*   Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
				February 4,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.40	8.34	10.26	9.87
Income (loss) from investment operations:
Net investment loss	$(0.12)	(0.07)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.41	3.13	(1.75)	0.40
Total from investment operations	$0.29	3.06	(1.80)	0.39
Less distributions from:
Net investment income	$—	—	0.01	—
Net realized gain from investments	$0.88	—	0.11	—
Total distributions	$0.88	—	0.12	—
Net asset value, end of period	$10.81	11.40	8.34	10.26
Total Return(2)%	2.44	36.69	(17.32)	3.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,426	31,982	12,034	9,731
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.38	2.50	2.50	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.28	2.37	2.92	3.80
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.09)	(0.94)	(0.81)	(0.71)
Portfolio turnover rate %	79	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE CHOICE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A	Class B
	February 1,	February 1,
	2005(1) to	2005(1) to
	May 31,	May 31,
	2005	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.01)
Net realized and unrealized loss on investments	$(0.03)	(0.04)
Total from investment operations	$(0.03)	(0.05)
Net asset value, end of period	$9.97	9.95
Total Return(2)%	(0.30)	(0.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,598	1,107
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.50	2.25
Gross expenses prior to expense reimbursement(3)%	4.95	5.70
Net investment income (loss) after expense reimbursement(3)(4)%	0.23	(0.48)
Portfolio turnover rate %	10	10

Class C
February 7,
2005(1) to
May 31,
2005
Per Share Operating Performance:
Net asset value, beginning of period	$9.94
Income (loss) from investment operations:
Net investment loss	$(0.00)*
Net realized and unrealized income on investments	$0.00 *
Total from investment operations	$0.00 *
Net asset value, end of period	$9.94
Total Return(2)%	0.00 *
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,012
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.25
Gross expenses prior to expense reimbursement(3)%	5.70
Net investment loss after expense reimbursement(3)(4)%	(0.42)
Portfolio turnover rate %	10

(1)   Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*        Amount is less than $0.01 or $(0.01) per share or 0.01%.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
				February 1,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.53	9.44	10.62	10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.27	4.88	(1.00)	0.63
Total from investment operations	$0.25	4.83	(1.05)	0.62
Less distributions from:
Net investment income	$—	—	0.04	—
Net realized gain from investments	$0.89	0.74	0.09	—
Total distributions	$0.89	0.74	0.13	—
Net asset value, end of period	$12.89	13.53	9.44	10.62
Total Return(2)%	1.67	52.83	(9.83)	6.20

Ratios and Supplemental Data:				18,435
Net assets, end of period (000’s)	$79,748	45,609	12,280
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.66	1.75	1.75	1.62
Gross expenses prior to expense reimbursement(3)%	1.53	1.66	2.17	3.65
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.20)	(0.67)	(0.54)	(0.39)
Portfolio turnover rate %	76	57	54	12

	Class B
				February 4,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.36	9.39	10.60	9.85
Income (loss) from investment operations:
Net investment loss	$(0.12)	(0.13)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.26	4.84	(1.01)	0.77
Total from investment operations	$0.14	4.71	(1.12)	0.75
Less distributions from:
Net investment income	$—	—	—	—
Net realized gain from investments	$0.89	0.74	0.09	—
Total distributions	$0.89	0.74	0.09	—
Net asset value, end of period	$12.61	13.36	9.39	10.60
Total Return(2)%	0.84	51.80	(10.53)	7.61

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,540	19,815	8,233	7,889
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.41	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.28	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.97)	(1.37)	(1.29)	(1.14)
Portfolio turnover rate %	76	57	54	12

(1)   Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
				February 7,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.35	9.38	10.60	9.76
Income (loss) from investment operations:
Net investment loss	$(0.11)	(0.12)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.25	4.83	(1.02)	0.85
Total from investment operations	$0.14	4.71	(1.12)	0.84
Less distributions from:
Net investment income	$—	—	0.01	—
Net realized gain from investments	$0.89	0.74	0.09	—
Total distributions	$0.89	0.74	0.10	—
Net asset value, end of period	$12.60	13.35	9.38	10.60
Total Return(2)%	0.84	51.86	(10.55)	8.61

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,276	28,906	11,241	8,468
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.41	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.28	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.96)	(1.35)	(1.28)	(1.14)
Portfolio turnover rate %	76	57	54	12

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND CHOICE	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A	Class B
	February 1,	February 1,
	2005(1) to	2005(1) to
	May 31,	May 31,
	2005	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Loss from investment operations:
Net investment loss	$(0.00)*	(0.01)
Net realized and unrealized loss on investments	$(0.43)	(0.44)
Total from investment operations	$(0.43)	(0.45)
Net asset value, end of period	$9.57	9.55
Total Return(2)%	(4.30)	(4.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,976	591
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.50	2.25
Gross expenses prior to expense reimbursement(3)%	4.73	5.48
Net investment income (loss) after expense reimbursement(3)(4)%	(0.18)	(0.93)
Portfolio turnover rate %	14	14

		Class C
		February 2,
		2005(1) to
		May 31,
		2005
Per Share Operating Performance:
Net asset value, beginning of period		$10.05
Loss from investment operations:
Net investment loss		$(0.01)
Net realized and unrealized loss on investments		$(0.48)
Total from investment operations		$(0.49)
Net asset value, end of period		$9.56
Total Return(2)	%	(4.88)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$1,517
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)	%	2.25
Gross expenses prior to expense reimbursement(3)	%	5.48
Net investment loss after expense reimbursement(3)(4)	%	(0.91)
Portfolio turnover rate	%	14

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Amount is less than $0.01 or $(0.01) per share.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005

NOTE 1 — ORGANIZATION

Organization. The ING Funds contained within this book are part of either ING Equity Trust (“IET”) or ING Investment Funds, Inc. (“IIF”) both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-five separate series. Thirteen of which are discussed in this report: ING Convertible Fund (“Convertible”), ING Equity and Bond Fund (“Equity and Bond”), ING Real Estate Fund (“Real Estate”) ING Disciplined LargeCap Fund (“Disciplined LargeCap”), ING LargeCap Growth Fund (“LargeCap Growth”), ING MidCap Opportunities Fund (“MidCap Opportunities”), ING SmallCap Opportunities Fund (“SmallCap Opportunities”), ING Financial Services Fund (“Financial Services”), ING LargeCap Value Fund (“LargeCap Value”), ING MidCap Value Fund (“MidCap Value”), ING MidCap Value Choice Fund (“MidCap Value Choice”), ING SmallCap Value Fund (“SmallCap Value”) and ING SmallCap Value Choice Fund (“SmallCap Value Choice”), collectively (the “Funds”). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund (“MagnaCap”).

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally results from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                                   Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Directors/Trustees (‘‘Board’’), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                                     Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.                                     Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.  Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)                                  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)                                  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.                                    Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.                                      Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually
Disciplined LargeCap
LargeCap Growth
MidCap Opportunities
SmallCap Opportunities
Financial Services
LargeCap Value
MidCap Value
MidCap Value Choice
SmallCap Value
SmallCap Value Choice

Semi-Annually
MagnaCap

Quarterly
Convertible
Equity and Bond
Real Estate

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.                                      Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.                                     Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.                                    Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.                                         Options Contracts. Each Fund may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

J.                                        Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.                                    Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds are expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a period of twelve months.

L.                                      Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.                                 Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund’s policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed — generally on the trade date. It is also the Fund’s policy to segregate

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets to cover its commitments for when-issued securities on trade date.

N.                                    Mortgage Dollar Roll Transactions. In connection with a Fund’s ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 — INVESTMENT TRANSACTIONS

For the periods ended May 31, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Convertible	$136,338,071	$187,659,437
Equity and Bond	40,616,087	51,440,623
Real Estate	197,394,320	205,185,766
Disciplined LargeCap	89,207,646	122,729,400
LargeCap Growth	249,086,139	269,637,651
MidCap Opportunities	202,027,849	334,959,033
SmallCap Opportunities	136,318,559	219,049,327
Financial Services	80,895,315	138,694,693
LargeCap Value	45,023,106	13,676,357
MagnaCap	179,995,395	237,233,471
MidCap Value	143,197,691	118,707,081
MidCap Value Choice	5,426,268	282,311
SmallCap Value	158,543,386	104,946,331
SmallCap Value Choice	6,212,297	477,565

U.S. Government securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$101,205,163	$103,192,953

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%
Disciplined LargeCap	0.70%
LargeCap Growth	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
Financial Services	1.00% on first $30 million; 0.75% on next $95 million; and 0.70% in excess of $125 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value	1.00% on first $50 million; and 0.90% thereafter
MidCap Value Choice	1.00%
SmallCap Value	1.00% on first $50 million; and 0.90% thereafter
SmallCap Value Choice	1.00%

ING Investment Management Co. (“ING IM”), a registered investment adviser, serves as Sub-Adviser to the Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Financial Services and MagnaCap Funds pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

ING Clarion Real Estate Securities L.P. (“INGCRES”), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

Brandes Investment Partners, LP (“Brandes”), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

NWQ Investment Management Company, LLC (“NWQ”), a registered investment advisor, serves as a Sub-Adviser to the MidCap Value Choice Fund and

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

the SmallCap Value Choice Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and NWQ.

ING Funds Services, LLC (the “Administrator” or “IFS”), serves as administrator to each Fund except Financial Services and MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds’ average daily net assets.

Financial Services and MagnaCap have entered into Shareholder Service Agreements with IFS whereby IFS will act as Shareholder Service Agent for the Funds. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for Convertible, Equity and Bond and LargeCap Growth.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, INGCRES, IFS and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except Class I) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A(1)	Classes B and C	Class M	Class O	Class Q
Convertible	0.35%	1.00%	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	0.25%	0.25%
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
Financial Services	0.35%	1.00%	N/A	0.25%	N/A
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	0.75%	N/A	0.25%
MidCap Value	0.25%	1.00%	N/A	N/A	0.25%
MidCap Value Choice	0.25%	1.00%	N/A	N/A	N/A
SmallCap Value	0.25%	1.00%	N/A	N/A	0.25%
SmallCap Value Choice	0.25%	1.00%	N/A	N/A	N/A

(1)          ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of Financial Services. Effective January 1, 2005, ING Funds Distributor, LLC has also contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

For the year ended May 31, 2005, the Distributor has retained $291,380 as sales charges from the proceeds of Class A Shares sold, $43,139 and $43,886 from the proceeds of Class A Shares and Class C Shares redeemed, respectively, and $161 from the proceeds of Class M Shares sold.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds’ portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At May 31, 2005, the Funds had the following amounts recorded in payable to affiliates on the

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Services and
	Management	Administrative	Distribution
	Fees	Fees	Fees	Recoupment	Total
Convertible	$103,514	$13,802	$102,806	$—	$220,122
Equity and Bond	37,479	4,997	29,719	12,135	84,330
Real Estate	131,312	18,774	19,392	2,826	172,304
Disciplined LargeCap	27,225	3,889	35,594	—	66,708
LargeCap Growth	193,970	25,863	164,759	18,999	403,591
MidCap Opportunities	307,317	30,731	227,443	—	565,491
SmallCap Opportunities	155,243	16,305	93,140	2,883	267,571
Financial Services	184,374	22,574	106,834	—	313,782
LargeCap Value	33,106	3,679	20,952	6,124	63,861
MagnaCap	214,965	7,881	106,393	—	329,239
MidCap Value	116,902	12,517	79,962	—	209,381
MidCap Value Choice	4,400	440	2,545	—	7,385
SmallCap Value	112,179	12,025	70,607	—	194,811
SmallCap Value Choice	4,122	412	2,224	—	6,758

At May 31, 2005, the following indirect, wholly-owned subsidiaries of ING Groep owned the following Funds:

ING National Trust — Real Estate (9.17%); LargeCap Growth (12.00%); and SmallCap Opportunities (5.51%).

ING Life Insurance and Annuity Company — Real Estate (18.67%); MidCap Value Choice (14.82%); and SmallCap Value Choice (15.72%).

On May 4, 2005, a shareholder who owned 5.8% of the Real Estate Fund as of May 31, 2005 redeemed his shares. The amount of the redemption was approximately $13 million. The majority of the redemption proceeds were paid by the Fund in-kind to reduce the impact to the Fund.

During the year ended May 31, 2005, the Sub-Adviser reimbursed MidCap Opportunities $304,691 in connection with an investment transaction loss.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At May 31, 2005, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for
Professional Fees
Disciplined LargeCap	$16,714

Payable for Transfer
Agent Fees
Disciplined LargeCap	$19,380
Financial Services	99,109
MidCap Value	43,490
SmallCap Opportunities	77,583

Payable for
Offering Fees
LargeCap Value	$45,623
MidCap Value Choice	27,295
SmallCap Value Choice	29,958

Payable for Shareholder
Reporting Fees
Disciplined LargeCap	$53,531
Financial Services	181,018
Real Estate	53,745
SmallCap Opportunities	69,213

NOTE 8 — EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
Convertible(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities(1)	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
MidCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A

(1)          Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the expense limits for Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities through at least December 31, 2005. The expense limits for the Funds are as follows:

	Class A	Class B	Class C	Class I	Class Q
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%
Disciplined LargeCap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%

If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. For Disciplined LargeCap and SmallCap Opportunities, the Funds will no longer have an expense limitation. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

The Investment Manager may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of May 31, 2005, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	May 31,
	2006	2007	2008	Total
Equity and Bond	$65,870	$—	$—	$65,870
LargeCap Growth	132,212	408,020	—	540,232
MidCap Opportunities	417,194	240,276	—	657,470
SmallCap Opportunities	—	—	203,126	203,126
LargeCap Value	—	48,986	149,528	198,514
MidCap Value Choice	—	—	38,064	38,064
SmallCap Value Choice	—	—	34,550	34,550

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Funds utilized the line of credit during the year ended May 31, 2005:

			Approximate
		Approximate	Weighted
		Average Daily	Average
		Balance	Interest Rate
	Days	for Days	for Days
	Utilized	Utilized	Utilized
Covertible	64	$1,286,172	2.93%
Real Estate	2	5,890,000	2.91%
MidCap Opportunities	19	1,112,895	2.60%
SmallCap Opportunities	17	975,882	2.20%
MagnaCap	12	1,093,750	3.09%
MidCap Value	2	3,215,000	1.75%
SmallCap Value	7	891,429	2.73%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
Convertible (Number of Shares)
Shares sold	746,464	1,298,675	242,746	739,659	187,780	557,509
Dividends reinvested	62,283	60,283	35,628	42,820	32,760	35,305
Shares redeemed	(1,288,902)	(1,003,751)	(1,421,080)	(1,078,475)	(926,660)	(744,929)
Net increase (decrease) in shares outstanding	(480,155)	355,207	(1,142,706)	(295,996)	(706,120)	(152,115)

Convertible ($)
Shares sold	$13,563,145	$22,561,007	$4,839,782	$14,414,494	$3,495,036	$10,042,116
Dividends reinvested	1,132,422	1,052,348	713,078	813,670	610,790	627,776
Shares redeemed	(23,291,225)	(17,665,114)	(28,289,877)	(20,919,881)	(17,172,719)	(13,528,070)
Net increase (decrease)	$(8,595,658)	$5,948,241	$(22,737,017)	$(5,691,717)	$(13,066,893)	$(2,858,178)

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class Q Shares
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2005	2004
Convertible (Number of Shares)
Shares sold	13,451	27,805
Dividends reinvested	4,064	5,192
Shares redeemed	(64,616)	(108,400)
Net decrease in shares outstanding	(47,101)	(75,403)

Convertible ($)
Shares sold	$242,612	$481,790
Dividends reinvested	71,630	87,716
Shares redeemed	(1,128,439)	(1,846,310)
Net decrease	$(814,197)	$(1,276,804)

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
Equity and Bond (Number of Shares)
Shares sold	206,394	887,579	212,326	437,744	77,584	141,155
Dividends reinvested	31,955	53,776	5,555	15,763	6,104	13,925
Shares redeemed	(690,486)	(1,045,795)	(574,690)	(782,074)	(246,742)	(285,420)
Net decrease in shares outstanding	(452,137)	(104,440)	(356,809)	(328,567)	(163,054)	(130,340)

Equity and Bond ($)
Shares sold	$2,612,580	$10,932,304	$2,905,920	$5,924,840	$945,085	$1,627,156
Dividends reinvested	406,731	644,730	76,561	201,540	74,314	158,421
Shares redeemed	(8,744,367)	(13,177,888)	(7,846,198)	(10,424,076)	(2,975,674)	(3,316,399)
Net decrease	$(5,725,056)	$(1,600,854)	$(4,863,717)	$(4,297,696)	$(1,956,275)	$(1,530,822)

	Class Q Shares
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2005	2004
Equity and Bond (Number of Shares)
Shares sold	3,475	22,261
Dividends reinvested	296	556
Shares redeemed	(20,797)	(15,787)
Net increase (decrease) in shares outstanding	(17,026)	7,030

Equity and Bond ($)
Shares sold	$43,824	$266,462
Dividends reinvested	3,746	6,646
Shares redeemed	(263,639)	(192,188)
Net increase (decrease)	$(216,069)	$80,920

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
Real Estate (Number of Shares)
Shares sold	2,672,995	1,380,337	120,324	166,580	79,409	292,977
Dividends reinvested	240,016	43,360	16,271	3,900	17,279	12,292
Shares redeemed	(312,442)	(213,905)	(57,761)	(28,211)	(125,197)	(112,603)
Net increase (decrease) in shares outstanding	2,600,569	1,209,792	78,834	142,269	(28,509)	192,666

Real Estate ($)
Shares sold	$37,474,130	$16,994,026	$1,684,252	$2,087,459	$1,123,254	$3,611,743
Dividends reinvested	3,364,258	538,693	228,441	48,871	248,472	154,981
Shares redeemed	(4,373,486)	(2,582,779)	(814,232)	(344,880)	(1,817,293)	(1,396,621)
Net increase (decrease)	$36,464,902	$14,949,940	$1,098,461	$1,791,450	$(445,567)	$2,370,103

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class O
	Year	Year	September 15,
	Ended	Ended	2004(1) to
	May 31,	May 31,	May 31,
	2005	2004	2005
Real Estate (Number of Shares)
Shares sold	1,805,989	4,052,833	1,203,117
Dividends reinvested	813,054	735,129	23,737
Shares redeemed	(4,501,141)	(3,565,560)	(395,985)
Shares redeemed in-kind	(855,950)	—	—
Net increase (decrease) in shares outstanding	(2,738,048)	1,222,402	830,869

Real Estate ($)
Shares sold	$26,036,921	$51,206,192	$17,120,666
Dividends reinvested	11,863,991	9,236,584	334,216
Shares redeemed	(65,604,769)	(45,266,438)	(5,586,094)
Shares redeemed in-kind	(12,899,167)	—	—
Net increase (decrease)	$(40,603,024)	$15,176,338	$11,868,788

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
Disciplined LargeCap (Number of Shares)
Shares sold	132,532	113,903	350,257	389,459	39,185	84,889
Shares redeemed	(205,782)	(453,135)	(1,123,860)	(1,178,718)	(517,740)	(1,202,854)
Net decrease in shares outstanding	(73,250)	(339,232)	(773,603)	(789,259)	(478,555)	(1,117,965)

Disciplined LargeCap ($)
Shares sold	$1,257,808	$970,844	$3,245,746	$3,217,947	$409,223	$690,881
Shares redeemed	(1,896,654)	(3,704,827)	(9,952,538)	(9,667,160)	(4,590,599)	(9,984,201)
Net decrease	$(638,846)	$(2,733,983)	$(6,706,792)	$(6,449,213)	$(4,181,376)	$(9,293,320)

	Class I Shares
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2005	2004
Disciplined LargeCap (Number of Shares)
Shares redeemed	(2,532,245)	—
Net decrease in shares outstanding	(2,532,245)	—

Disciplined LargeCap ($)
Shares redeemed	$(23,146,344)	$—
Net decrease	$(23,146,344)	$—

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
LargeCap Growth (Number of Shares)
Shares sold	3,644,997	4,717,809	1,124,070	3,033,622	958,053	1,665,504
Dividends reinvested	146,396	—	111,849	—	49,054	—
Shares redeemed	(3,636,558)	(1,508,196)	(1,920,175)	(1,409,436)	(1,057,805)	(842,766)
Net increase (decrease) in shares outstanding	154,835	3,209,613	(684,256)	1,624,186	(50,698)	822,738

LargeCap Growth ($)
Shares sold	$63,972,065	$77,600,379	$19,164,793	$48,308,654	$16,165,467	$25,792,950
Dividends reinvested	2,601,451	—	1,933,935	—	845,684	—
Shares redeemed	(63,093,074)	(24,659,524)	(32,423,831)	(22,603,682)	(17,832,172)	(13,587,922)
Net increase (decrease)	$3,480,442	$52,940,855	$(11,325,103)	$25,704,972	$(821,021)	$12,205,028

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
LargeCap Growth (Number of Shares)
Shares sold	431,875	650,093	47,315	252,367
Dividends reinvested	66,417	—	7,030	—
Shares redeemed	(348,951)	(202,685)	(268,176)	(348,885)
Net increase (decrease) in shares outstanding	149,341	447,408	(213,831)	(96,518)

LargeCap Growth ($)
Shares sold	$7,799,272	$11,253,002	$854,019	$4,054,610
Dividends reinvested	1,216,755	—	128,161	—
Shares redeemed	(6,288,069)	(3,512,313)	(4,787,745)	(5,867,902)
Net increase (decrease)	$2,727,958	$7,740,689	$(3,805,565)	$(1,813,292)

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
MidCap Opportunities (Number of Shares)
Shares sold	1,653,655	1,036,073	330,659	733,927	142,087	329,723
Shares issued in merger	—	7,257,045	—	13,295,946	—	5,847,535
Shares redeemed	(3,589,399)	(1,584,581)	(5,628,788)	(1,932,970)	(3,341,815)	(1,727,198)
Net increase (decrease) in shares outstanding	(1,935,744)	6,708,537	(5,298,129)	12,096,903	(3,199,728)	4,450,060

MidCap Opportunities ($)
Shares sold	$20,443,482	$11,933,398	$3,927,636	$8,169,093	$1,663,378	$3,570,794
Shares issued in merger	—	90,057,643	—	158,660,384		69,438,190
Shares redeemed	(44,171,966)	(18,290,662)	(66,452,972)	(21,648,477)	(39,158,419)	(19,175,206)
Net increase (decrease)	$(23,728,484)	$83,700,379	$(62,525,336)	$145,181,000	$(37,495,041)	$53,833,778

	Class I Shares		Class Q Shares
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
MidCap Opportunities (Number of Shares)
Shares sold	100,583	137,735	4,452	295,722
Shares issued in merger	—	4,319,450	—	17,144
Shares redeemed	(87,970)	(5,294,804)	(45,376)	(390,135)
Net increase (decrease) in shares outstanding	12,613	(837,619)	(40,924)	(77,269)

MidCap Opportunities ($)
Shares sold	$1,283,850	$1,697,334	$54,226	$3,125,007
Shares issued in merger	—	54,791,843	—	214,426
Shares redeemed	(1,137,696)	(64,078,651)	(550,288)	(4,152,761)
Net increase (decrease)	$146,154	$(7,589,474)	$(496,062)	$(813,328)

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
SmallCap Opportunities (Number of Shares)
Shares sold	1,150,994	1,922,887	73,681	324,368	38,128	110,776
Shares redeemed	(2,002,230)	(3,854,778)	(1,847,128)	(1,650,166)	(836,216)	(1,121,973)
Net decrease in shares outstanding	(851,236)	(1,931,891)	(1,773,447)	(1,325,798)	(798,088)	(1,011,197)

SmallCap Opportunities ($)
Shares sold	$26,511,083	$41,773,565	$1,560,259	$6,706,707	$797,289	$2,424,180
Reinvestments	—
Shares redeemed	(46,131,710)	(80,177,493)	(39,147,390)	(33,798,668)	(17,817,574)	(22,678,422)
Net decrease	$(19,620,627)	$(38,403,928)	$(37,587,131)	$(27,091,961)	$(17,020,285)	$(20,254,242)

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
SmallCap Opportunities (Number of Shares)
Shares sold	163,102	186,283	—	1,160
Shares redeemed	(129,421)	(145,691)	(10,556)	(30,438)
Net increase (decrease) in shares outstanding	33,681	40,592	(10,556)	(29,278)

SmallCap Opportunities ($)
Shares sold	$3,862,236	$4,182,902	$—	$28,326
Reinvestments
Shares redeemed	(3,055,561)	(3,235,935)	(240,386)	(651,974)
Net increase (decrease)	$806,675	$946,967	$(240,386)	$(623,648)

					Class C
	Class A Shares		Class B Shares		Shares	Class O
	Year	Year	Year	Year	August 25,	September 15,
	Ended	Ended	Ended	Ended	2004(1) to	2004(1) to
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2005
Financial Services (Number of Shares)
Shares sold	514,108	455,137	228,680	368,220	597	216,201
Dividends reinvested	416,934	277,726	281,714	192,903	8	2,154
Shares redeemed	(1,480,948)	(1,417,033)	(1,467,544)	(1,350,445)	—	(53,241)
Net increase (decrease) in shares outstanding	(549,906)	(684,170)	(957,150)	(789,322)	605	165,114

Financial Services ($)
Shares sold	$11,387,499	$9,841,082	$5,006,599	$7,767,033	$13,100	$4,817,642
Dividends reinvested	9,134,542	5,632,245	6,101,924	3,886,990	182	47,107
Shares redeemed	(32,816,840)	(30,228,337)	(32,066,404)	(28,619,770)	—	(1,177,369)
Net increase (decrease)	$(12,294,799)	$(14,755,010)	$(20,957,881)	$(16,965,747)	$13,282	$3,687,380

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
LargeCap Value (Number of Shares)
Shares sold	1,928,832	518,761	680,221	283,191	824,172	400,925
Dividends reinvested	16,396	—	5,318	—	6,765	—
Shares redeemed	(277,874)	(28,776)	(125,461)	(12,978)	(108,362)	(6,833)
Net increase in shares outstanding	1,667,354	489,985	560,078	270,213	722,575	394,092

LargeCap Value ($)
Shares sold	$19,233,492	$5,037,124	$6,741,511	$2,755,909	$8,149,480	$3,887,843
Dividends reinvested	169,247	—	54,681	—	69,674	—
Shares redeemed	(2,791,261)	(274,359)	(1,256,388)	(124,117)	(1,073,378)	(65,883)
Net increase	$16,611,478	$4,762,765	$5,539,804	$2,631,792	$7,145,776	$3,821,960

	Class I Shares
	August 2,
	2004(1) to
	May 31,
	2005
LargeCap Value (Number of Shares)
Shares sold	269,470
Dividends reinvested	472
Net increase in shares outstanding	269,942

LargeCap Value ($)
Shares sold	$2,620,312
Dividends reinvested	5,023
Net increase	$2,625,335

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
MagnaCap (Number of Shares)
Shares sold	1,657,369	2,598,002	226,531	715,715	64,507	263,235
Shares issued in merger	—	14,679,883	—	443,560	—	235,540
Dividends reinvested	320,325	203,397	7,431	—	1,938	—
Shares redeemed	(5,070,229)	(5,008,192)	(2,030,048)	(1,805,792)	(606,386)	(315,710)
Net increase (decrease) in shares outstanding	(3,092,535)	12,473,090	(1,796,086)	(646,517)	(539,941)	183,065

MagnaCap ($)
Shares sold	$17,606,524	$25,810,263	$2,337,914	$7,106,156	$670,241	$2,618,410
Shares issued in merger	—	141,208,171	—	4,106,720	—	2,182,353
Dividends reinvested	3,397,764	1,893,245	74,454	—	19,427	—
Shares redeemed	(54,235,720)	(49,598,073)	(20,941,729)	(17,200,575)	(6,330,142)	(2,831,500)
Net increase (decrease)	$(33,231,432)	$119,313,606	$(18,529,361)	$(5,987,699)	$(5,640,474)	$1,969,263

	Class I Shares		Class M Shares		Class Q
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
MagnaCap (Number of Shares)
Shares sold	287,655	—	2,866	30,375	—	—
Shares issued in merger	—	2	—	—	—	807
Dividends reinvested	2,207	12	1,681	506	—	4,830
Shares redeemed	(62,608)	(2)	(146,040)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	227,254	12	(141,493)	(338,955)	(814)	(841,578)

MagnaCap ($)
Shares sold	$3,019,036	$—	$30,143	$275,418	$—	$—
Shares issued in merger	—	18	—	—	—	7,766
Dividends reinvested	23,921	111	17,445	4,431	—	42,987
Shares redeemed	(678,262)	(21)	(1,544,972)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,364,695	$108	$(1,497,384)	$(3,158,046)	$(8,444)	$(7,661,906)

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
MidCap Value (Number of Shares)
Shares sold	5,114,273	4,389,175	1,232,983	1,916,154	2,022,716	1,895,746
Dividends reinvested	384,981	—	214,520	—	213,558	—
Shares redeemed	(4,131,796)	(1,100,635)	(982,927)	(323,780)	(1,116,536)	(534,781)
Net increase (decrease) in shares outstanding	1,367,458	3,288,540	464,576	1,592,374	1,119,738	1,360,965

MidCap Value ($)
Shares sold	$58,408,030	$47,731,690	$13,972,822	$20,528,670	$22,877,087	$20,537,186
Dividends reinvested	4,301,663	—	2,360,063	—	2,349,128	—
Shares redeemed	(45,656,579)	(12,000,827)	(10,661,218)	(3,379,087)	(12,117,251)	(5,326,519)
Net increase (decrease)	$17,053,114	$35,730,863	$5,671,667	$17,149,583	$13,108,964	$15,210,667

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
MidCap Value (Number of Shares)
Shares sold	5,146	167,376	—	—
Dividends reinvested	13,621	—	135	—
Shares redeemed	(21,922)	(5,110)	—	—
Net increase (decrease) in shares outstanding	(3,155)	162,266	135	—

MidCap Value ($)
Shares sold	$57,418	$1,880,019	$—	$—
Dividends reinvested	153,787	—	1,507	—
Shares redeemed	(248,525)	(58,828)	—	—
Net increase (decrease)	$(37,320)	$1,821,191	$1,507	$—

	Class A	Class B	Class C
	Shares	Shares	Shares
	February 1,	February 1,	February 7,
	2005(1) to	2005(1) to	2005(1) to
	May 31,	May 31,	May 31,
	2005	2005	2005
MidCap Value Choice (Number of Shares)
Shares sold	366,818	119,954	202,489
Shares redeemed	(5,897)	(8,699)	(44)
Net increase in shares outstanding	360,921	111,255	202,445

MidCap Value Choice ($)
Shares sold	$3,683,883	$1,205,214	$2,013,681
Shares redeemed	(58,380)	(85,553)	(437)
Net increase	$3,625,503	$1,119,661	$2,013,244

	Class A Shares		Class B Shares		Class C Shares
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
SmallCap Value (Number of Shares)
Shares sold	5,230,307	2,394,934	765,833	752,515	1,882,329	1,373,071
Dividends reinvested	324,889	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(2,737,178)	(409,889)	(401,226)	(201,315)	(830,191)	(455,949)
Net increase in shares outstanding	2,818,018	2,068,950	462,813	606,229	1,189,977	967,643

SmallCap Value ($)
Shares sold	$69,819,490	$30,977,651	$10,174,122	$9,220,990	$24,899,975	$17,186,034
Dividends reinvested	4,280,838	940,575	1,271,765	611,375	1,783,641	560,781
Shares redeemed	(35,961,144)	(5,024,204)	(5,088,317)	(2,376,307)	(10,607,956)	(5,504,573)
Net increase	$38,139,184	$26,894,022	$6,357,570	$7,456,058	$16,075,660	$12,242,242

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
SmallCap Value (Number of Shares)
Shares sold	206	13,396	370	4,134
Dividends reinvested	2,052	1,983	303	—
Shares redeemed	(2,509)	(3,604)	—	—
Net increase (decrease) in shares outstanding	(251)	11,775	673	4,134

SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	27,225	22,291	4,047	—
Shares redeemed	(32,358)	(46,393)	—	—
Net increase (decrease)	$(2,323)	$134,172	$9,047	$57,676

	Class A	Class B	Class C
	Shares	Shares	Shares
	February 1,	February 1,	February 2,
	2005(1) to	2005(1) to	2005(1) to
	May 31,	May 31,	May 31,
	2005	2005	2005
SmallCap Value Choice (Number of Shares)
Shares sold	452,026	61,887	161,297
Shares redeemed	(36,482)	—	(2,662)
Net increase in shares outstanding	415,544	61,887	158,635

SmallCap Value Choice ($)
Shares sold	$4,431,614	$599,786	$1,567,540
Shares redeemed	(340,176)	—	(26,683)
Net increase	$4,091,438	$599,786	$1,540,857

(1) Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At May 31, 2005, the Funds had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
Convertible	$43,549,172	$44,945,863
Disciplined LargeCap	6,091,518	6,312,211
LargeCap Growth	62,320,275	62,975,035
MidCap Opportunities	93,971,206	96,371,023
SmallCap Opportunities	50,406,024	51,740,320
MagnaCap	39,351,474	40,540,622
MidCap Value	34,650,358	36,890,766
SmallCap Value	36,768,285	38,858,767

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations,

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of May 31, 2005:

		Undistributed	Accumulated
		Net Investment	Net Realized
	Paid-in	Income On	Gains
	Capital	Investments	(Losses)
Convertible	$—	$34,687	$(34,687)
Equity and Bond	—	25,767	(25,767)
Real Estate(1)	2,033,938	548,443	(2,582,381)
Disciplined LargeCap	1,433,858	(1,834)	(1,432,024)
LargeCap Growth	2,863,178	7,041,627	(9,904,805)
MidCap Opportunities	(6,681,704)	6,681,704	—
SmallCap Opportunities	(3,727,090)	3,727,090	—
LargeCap Value	(67,398)	67,398	—
MagnaCap	42,615,067	—	(42,615,067)
MidCap Value	—	1,144,195	(1,144,195)
MidCap Value Choice	(34,192)	34,192	—
SmallCap Value	—	791,394	(791,394)
SmallCap Value Choice	(31,927)	31,927	—

(1) As of the Fund’s tax year ended December 31, 2004.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2005			Year Ended May 31, 2004
	Ordinary	Long-Term	Return	Ordinary	Long-Term
	Income	Capital Gains	of Capital	Income	Capital Gains
Convertible	$3,918,082	$—	$—	$4,038,953	$—
Equity and Bond	734,640	—	—	1,362,049	—
Real Estate(1)	14,384,321	8,486,213	—	8,704,727	6,564,687
LargeCap Growth	5,873,150	—	2,601,959	—	—
Financial Services	2,448,606	18,500,182	—	697,897	12,536,310
LargeCap Value	431,375	—	—	—	—
MagnaCap	4,063,152	—	—	2,245,213	—
MidCap Value	6,754,843	5,232,768	—	—	—
SmallCap Value	4,253,596	5,445,567	—	536,307	2,285,376

(1)  Composition of dividends and distributions presented herein differ from final amounts based of the Fund’s tax year-end of December 31, 2004.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

				Post
		Undistributed	Unrealized	October	Capital
	Undistributed	Long Term	Appreciation/	Losses	Loss	Expiration
	Ordinary Income	Capital Gains	Depreciation	Deferred	Carryforwards	Dates
Convertible	$974,914	$—	$(190,267)	$—	$(55,590,717)	2010
					(15,497,042)	2011
					$(71,087,759)
Equity and Bond	116,918	—	2,889,064	—	$(506,406)	2010
					(4,569,236)	2011
					(8,878,255)	2012
					$(13,953,897)
Real Estate(1)	—	3,357,328	57,782,259	—	$—
Disciplined LargeCap	19,967	—	2,587,115	—	$(3,887,401)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,057)	2012
					$(45,271,410)
LargeCap Growth	—	—	47,552,637	(1,229,657)	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					(1,005,295)	2013
					$(387,748,163)*
MidCap Opportunities	—	—	76,285,951	—	$(108,920,284)	2008
					(85,637,489)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(225,599,416)*
SmallCap Opportunities	—	—	51,684,673	—	$(45,566,046)	2009
					(106,886,756)	2010
					(167,319,499)	2011
					$(319,772,301)*
Financial Services	4,856,830	10,228,872	49,270,376	—	$—
LargeCap Value	1,828,601	102,032	(314,007)	—	$—
MagnaCap	1,047,605	—	42,511,008	—	$(2,643,213)	2009
					(29,034,094)	2010
					(54,622,208)	2012
					$(86,299,515)
MidCap Value	7,540,219	5,335,877	(14,472,352)	—	$—
MidCap Value Choice	53,268	—	(61,235)	—	$—
SmallCap Value	13,801,588	6,729,717	(17,010,956)	—	$—
SmallCap Value Choice	28,711	—	(144,900)	—	$—

* Utilization of these capital losses is subject to annual limitations under Section 382 of The Internal Revenue Code.

(1) As of the Fund’s tax year ended December 31, 2004.

NOTE 13 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds’ Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

			Initial			Percent
			Acquisition			of Net
Fund	Security	Shares	Date	Cost	Value	Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%

Equity and Bond	Dayton Superior Corp.	400	8/31/01	$7,446	$4	0.00%
	Iridium World Comm	500	8/31/01	50,507	—	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 14 — REORGANIZATION

On November 8, 2003, MagnaCap as listed below (“Acquiring Fund”), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below (“Acquired Fund”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquired Fund
unrealized
Acquiring	Acquired	Total net assets of	Total net assets of	appreciation	Conversion
Fund	Funds	Acquired Fund (000’s)	Acquiring Fund (000’s)	(000’s)	Ratio
MagnaCap	ING Large
	Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below (“Acquiring Fund”), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below (“Acquired Funds”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

				Acquired Fund
				unrealized
Acquiring	Acquired	Total net assets of	Total net assets of	appreciation	Conversion
Fund	Funds	Acquired Fund (000’s)	Acquiring Fund (000’s)	(000’s)	Ratio
MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth
	Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 15 — SUBSEQUENT EVENT

On July 21, 2005, the Board approved a proposal to reorganize the Equity and Bond Fund into the ING Balanced Fund and SmallCap Opportunities Fund into ING Small Company Fund. The proposed reorganizations are subject to approval by shareholders of Equity and Bond and SmallCap Opportunities Funds. If shareholder approval is obtained, it is expected that the reorganizations would take place during the fourth calendar quarter of 2005.

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2005 (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•        ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•        Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•        ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•        In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•        ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•        ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•        The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•        ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•        ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 8.1%
		Biotechnology: 0.1%
69,825	@,L	XOMA Ltd.	$97,755
			97,755

		Food: 0.7%
30,000	@,L	Dean Foods Co.	1,169,100
			1,169,100

		Healthcare-Services: 1.0%
12,500	@	WellPoint, Inc.	1,662,500
			1,662,500

		Investment Companies: 2.9%
40,00	L	SPDR Trust Series 1	4,779,200
			4,779,200

		Miscellaneous
		Manufacturing: 0.8%
36,000		General Electric Co.	1,313,280
			1,313,280

		Retail: 0.5%
18,000		Wal-Mart Stores, Inc.	850,140
			850,140

		Software: 0.7%
61,500	@,L	Open Solutions, Inc.	1,091,625
			1,091,625

		Telecommunications: 1.4%
60,000		QUALCOMM, Inc.	2,235,600
			2,235,600

		Total Common Stock
		(Cost $9,256,098)	13,199,200

PREFERRED STOCK: 24.5%

		Advertising: 0.5%
20,000	@	Interpublic Group of Cos., Inc.	889,000
			889,000

		Auto Manufacturers: 1.2%
85,000	@	General Motors Corp.	2,001,750
			2,001,750

		Chemicals: 0.8%
29,700	@	Huntsman Corp.	1,299,375
			1,299,375

		Electric: 2.1%
28,500	@,C	Calpine Capital Trust III	1,360,875
1,920	#,C	NRG Energy, Inc.	1,982,640
			3,343,515

		Environmental Control: 1.7%
11,400	@	Allied Waste Industries, Inc.	2,737,425
			2,737,425

		Food: 1.3%
97,500		Albertson’s, Inc.	2,178,150
			2,178,150

		Gas: 1.1%
9,500	@,#,C	SEMCO Energy, Inc.	1,764,625
			1,764,625

		Insurance: 6.2%
950	@@,#	Fortis Insurance	$1,017,925
35,000		Hartford Financial Services
		Group, Inc.	2,401,350
67,200		Reinsurance Group of America	3,939,599
118,000	@,C	Travelers Property Casualty Corp.	2,607,800
			9,966,674

		Media: 1.3%
25,000	@,C	Comcast Corp.	1,126,563
25,200	@,C	Emmis Communications Corp.	1,008,000
			2,134,563

		Mining: 1.1%
1,900	L	Freeport-McMoRan Copper &
		Gold, Inc.	1,701,688
			1,701,688

		Oil and Gas: 2.4%
38,000	#	Chesapeake Energy Corp.	3,914,000
			3,914,000

		Packaging and Containers: 0.1%
4,900	@,C	Owens-Illinois, Inc.	201,390
			201,390

		Real Estate Investment Trusts: 1.2%
83,000		FelCor Lodging Trust, Inc.	2,004,450
			2,004,450

		Savings and Loans: 1.1%
39,200		Sovereign Capital Trust	1,744,400
			1,744,400

		Sovereign: 1.2%
20	C	Fannie Mae	1,933,520
			1,933,520

		Telecommunications: 1.2%
2,000	@,C	Lucent Technologies Capital
		Trust I	1,888,000
51,932	@,C,I,X,**	Winstar Communications, Inc.	5
			1,888,005

		Total Preferred Stock
		(Cost $42,453,396)	39,702,530

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 61.5%

		Advertising: 1.2%
$2,000,000	L	Lamar Advertising Co., 2.875%,
		due 12/31/10	2,005,000
			2,005,000

		Aerospace/Defense: 1.8%
3,460,000	C	Spacehab, Inc., 8.000%,
		due 10/15/07	2,910,725
			2,910,725

		Airlines: 0.3%
1,000,000	C,L	Northwest Airlines Corp.,
		7.625%, due 11/15/23	498,750
			498,750

		Auto Parts and Equipment: 1.1%
4,000,000	C,L	Lear Corp., 4.860%,
		due 02/20/22	1,810,000
			1,810,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal
Amount			Value
		Biotechnology: 1.5%
$2,375,000	C,L	Millennium Pharmaceuticals,
		Inc., 5.500%, due 01/15/07	$2,357,188
			2,357,188

		Chemicals: 0.5%
960,000		Hercules, Inc., 6.500%,
		due 06/30/29	753,600
			753,600

		Commercial Services: 1.3%
2,000,000	#,C,L	Euronet Worldwide, Inc.,
		1.625%, due 12/15/24	2,060,000
			2,060,000

		Computers: 0.9%
1,500,000	C	Electronics for Imaging,
		1.500%, due 06/01/23	1,410,000
			1,410,000

		Diversified Financial
		Services: 3.3%
980,000	@@,#,L	AngloGold Holdings PLC,
		2.375%, due 02/27/09	915,075
4,875,000	C	Lehman Brothers Holdings, Inc.,
		1.000%, due 09/16/10	4,417,969
			5,333,044

		Electric: 1.4%
2,000,000	C,L	Centerpoint Energy, Inc.,
		3.750%, due 05/15/23	2,282,500
			2,282,500

		Electrical Components and
		Equipment: 1.6%
2,725,000	C,L	Advanced Energy Industries,
		Inc., 5.250%, due 11/15/06	2,677,313
			2,677,313

		Electronics: 3.5%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%,
		due 08/01/10	1,530,000
3,000,000	C,L	Flir Systems, Inc., 3.000%,
		due 06/01/23	4,140,000
			5,670,000

		Entertainment: 1.0%
2,500,000	C	International Game Technology,
		1.560%, due 01/29/33	1,631,250
			1,631,250

		Healthcare-Products: 1.8%
2,900,000	C	Advanced Medical Optics, Inc.,
		2.500%, due 07/15/24	2,900,000
			2,900,000

		Insurance: 1.3%
2,000,000	C	PMA Capital Corp., 6.500%,
		due 09/30/22	2,122,500
			2,122,500

		Internet: 1.2%
1,000,000	C	Digital River, Inc., 1.250%,
		due 01/01/24	921,250
1,000,000	@@,#,C	Shanda Interactive
		Entertainment Ltd., 0.000%,
		due 10/15/14	1,042,500
			1,963,750

		Leisure Time: 1.9%
$2,000,000	@@,C	Carnival Corp., 1.132%,
		due 04/29/33	$1,585,000
2,000,000	@@,C	Royal Caribbean Cruises Ltd.,
		2.010%, due 05/18/21	1,455,000
			3,040,000

		Lodging: 0.7%
1,000,000	C,L	Starwood Hotels & Resorts
		Worldwide, Inc., 3.500%,
		due 05/16/23	1,176,250
			1,176,250

		Media: 4.9%
2,460,000	L	Citadel Broadcasting Corp.,
		1.875%, due 02/15/11	1,854,225
2,000,000	C	EchoStar Communications Corp.,
		5.750%, due 05/15/08	1,972,500
2,000,000	C	Liberty Media Corp., 3.500%,
		due 01/15/31	1,707,500
2,400,000	@@	ZEE Telefilms Ltd., 0.500%,
		due 04/29/09	2,426,373
			7,960,598

		Mining: 1.6%
1,985,000	@@,C	Inco Ltd., 1.000%, due 03/14/23	2,533,356
			2,533,356

		Miscellaneous
		Manufacturing: 2.4%
3,000,000	@@,#,C	Tyco Intl. Group SA, 2.750%,
		due 01/15/18	3,862,500
			3,862,500

		Oil and Gas: 1.4%
1,998,000	C	Devon Energy Corp., 4.900%,
		due 08/15/08	2,212,785
			2,212,785

		Oil and Gas Services: 2.0%
2,000,000	C,L	Cooper Cameron Corp., 1.500%,
		due 05/15/24	2,190,000
1,000,000	@@,C,L	Schlumberger Ltd., 2.125%,
		due 06/01/23	1,086,250
			3,276,250

		Packaging and Containers: 1.2%
2,000,000	#,C,L	Sealed Air Corp., 3.000%,
		due 06/30/33	1,977,500
			1,977,500

		Pharmaceuticals: 8.0%
2,500,000	#,C	Abgenix, Inc., 1.750%,
		due 12/15/11	1,937,500
2,500,000	L	Amylin Pharmaceuticals, Inc.,
		2.250%, due 06/30/08	2,200,000
1,920,000	#,C	Dov Pharmaceutical, Inc.,
		2.500%, due 01/15/25	1,644,000
1,920,000	#,C	Isolagen, Inc., 3.500%,
		due 11/01/24	1,572,000
2,850,000	#,C,L	Nabi Biopharmaceuticals,
		2.875%, due 04/15/25	3,039,239
3,000,000	C	NPS Pharmaceuticals, Inc.,
		3.000%, due 06/15/08	2,572,500
			12,965,239

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal
Amount				Value
		Real Estate Investment
		Trusts: 1.2%
$1,900,000	C	Vornado Realty LP, 3.875%,
		due 04/15/25		$1,940,375
				1,940,375

		Retail: 2.2%
3,500,000	C,L	Costco Wholesale Corp.,
		0.300%, due 08/19/17		3,631,250
				3,631,250

		Savings and Loans: 2.0%
3,870,000	#,C	Ocwen Financial Corp., 3.250%,
		due 08/01/24		3,284,663
				3,284,663

		Semiconductors: 2.7%
2,000,000	C	Cypress Semiconductor Corp.,
		1.250%, due 06/15/08		2,142,500
3,000,000	C	Pixelworks, Inc., 1.750%,
		due 05/15/24		2,160,000
				4,302,500

		Software: 1.0%
3,690,000	#,+,C	Open Solutions, Inc., 1.467%,
		due 02/02/35		1,697,400
				1,697,400

		Telecommunications: 1.3%
1,470,000	C,L	Primus Telecommunications GP,
		5.750%, due 02/15/07		477,750
1,980,000	C,L	RF Micro Devices, Inc., 1.500%,
		due 07/01/10		1,700,325
				2,178,075

		Transportation: 3.3%
3,000,000	@@,#,C,L	OMI Corp., 2.875%,
		due 12/01/24		2,827,500
1,500,000	C,L	Yellow Roadway Corp., 5.000%,
		due 08/08/23		2,475,000
				5,302,500
		Total Convertible Corporate
		Bonds (Cost $101,298,824)		99,726,861

CORPORATE BONDS/NOTES: 4.1%
		Diversified Financial Services: 1.9%
1,000,000	+,C,L	American Express Co., 1.850%,
		due 12/01/33		1,026,250
2,000,000	@@,C	First Pacific Finance Ltd., 0.320%,
		due 01/18/10		2,030,994
				3,057,244

		Engineering and
		Construction: 0.6%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%,
		due 05/16/07		1,023,000
				1,023,000

		Oil and Gas: 1.6%
2,000,000	@@,L	Formosa Petrochemical Corp.,
		3.750%, due 06/30/11		2,523,666
				2,523,666
		Total Corporate Bonds/Notes
		(Cost $6,309,254)		6,603,910
		Total Long-Term Investments
		(Cost $159,317,572)		159,232,501

SHORT-TERM INVESTMENTS: 29.6%
		Repurchase Agreement: 1.9%
$3,142,000		Goldman Sachs Repurchase
		Agreement dated 05/31/05,
		3.030%, due 06/01/05, $3,142,264
		to be received upon repurchase
		(Collateralized by $3,240,000
		Federal Home Loan Bank, 3.080%,
		Market Value plus accrued interest
		$ 3,208,064, due 12/04/07).		$3,142,000
		Total Repurchase Agreement
		(Cost $3,142,000)		3,142,000

		Securities Lending CollateralCC: 27.7%
44,945,863		The Bank of New York Institutional
		Cash Reserves Fund		44,945,863
		Total Securities Lending Collateral
		(Cost $44,945,863)		44,945,863
		Total Short-Term Investments
		(Cost $48,087,863)		48,087,863
		Total Investments In
		Securities (Cost
		$ 207,405,435)*	127.8%	$207,320,364
		Other Assets and
		Liabilities-Net	(27.8)	(45,102,559)
		Net Assets	100.0%	$162,217,805

@       Non-income producing security

@@   Foreign issuer

+        Step-up basis bonds. Interest rates shown reflect current coupon rates.

#        Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C        Bonds may be called prior to maturity date.

cc       Securities purchased with cash collateral for securities loaned.

I         Illiquid security

L        Loaned security, a portion or all of the security is on loan at May 31, 2005.

**      Defaulted security

X        Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*        Cost for federal income tax purposes is $207,510,631. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,547,562
Gross Unrealized Depreciation	(11,737,829)
Net Unrealized Depreciation	$(190,267)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 55.1%
		Aerospace/Defense: 2.7%
8,660		Boeing Co.	$553,374
4,370		General Dynamics Corp.	471,873
5,345		United Technologies Corp.	570,311
			1,595,558

		Agriculture: 0.7%
5,765		Altria Group, Inc.	387,062
			387,062

		Auto Manufacturers: 0.6%
5,030		PACCAR, Inc.	355,873
			355,873

		Banks: 1.6%
9,255		Bank of America Corp.	428,692
8,030		Wells Fargo & Co.	485,092
			913,784

		Beverages: 1.1%
3,800		Anheuser-Busch Cos., Inc.	178,030
8,280		PepsiCo, Inc.	465,833
			643,863

		Biotechnology: 0.5%
4,715	@	Amgen, Inc.	295,065
			295,065

		Chemicals: 2.7%
6,525		Air Products & Chemicals, Inc.	393,001
7,320		Dow Chemical Co.	331,523
9,750		E.I. du Pont de Nemours & Co.	453,472
8,725		Praxair, Inc.	408,941
			1,586,937

		Computers: 2.8%
11,635	@	Dell, Inc.	464,120
38,470	@	EMC Corp.	540,888
8,175		International Business
		Machines Corp.	617,622
			1,622,630

		Cosmetics/Personal Care: 0.8%
8,805		Procter & Gamble Co.	485,596
			485,596

		Diversified Financial Services: 4.8%
23,485		Citigroup, Inc.	1,106,378
9,050	S	Goldman Sachs Group, Inc.	882,375
8,950		Lehman Brothers Holdings, Inc.	825,190
1,209	@,I,X	North Atlantic Trading Co., Inc.	1
			2,813,944

		Electric: 0.9%
11,635		Consolidated Edison, Inc.	529,509
			529,509

		Electronics: 0.5%
4,725		Parker Hannifin Corp.	285,059
			285,059

Shares			Value
		Healthcare-Products: 2.6%
13,550		Baxter Intl., Inc.	$499,995
10,375		Johnson & Johnson	696,162
4,391	@	Zimmer Holdings, Inc.	336,263
			1,532,420

		Healthcare-Services: 0.6%
2,806	@	WellPoint, Inc.	373,198
			373,198

		Insurance: 1.3%
13,605		American Intl. Group, Inc.	755,758
			755,758

		Investment Companies: 1.2%
13,000		iShares Goldman Sachs
		Semiconductor Index Fund	695,630
			695,630

		Leisure Time: 1.0%
10,800		Carnival Corp.	571,320
			571,320

		Lodging: 1.5%
8,830		Marriott Intl., Inc.	596,378
5,135		Starwood Hotels & Resorts
		Worldwide, Inc.	287,406
			883,784

		Media: 1.1%
12,800	@	Cablevision Systems Corp.	327,424
20,000	@	Time Warner, Inc.	348,000
			675,424

		Mining: 0.6%
13,945		Alcoa, Inc.	377,910
			377,910

		Miscellaneous
		Manufacturing: 5.3%
9,855		3M Co.	755,385
6,500		Danaher Corp.	358,345
38,995		General Electric Co.	1,422,537
20,420	@@	Tyco Intl., Ltd.	590,751
			3,127,018

		Oil and Gas: 3.9%
11,005		ChevronTexaco Corp.	591,849
20,125		Exxon Mobil Corp.	1,131,025
10,325	@,@@	Nabors Industries, Ltd.	569,011
			2,291,885

		Oil and Gas Services: 1.3%
17,010		Baker Hughes, Inc.	785,692
			785,692

		Pharmaceuticals: 5.6%
6,185		Abbott Laboratories	298,364
4,415		Allergan, Inc.	341,324
11,795	@	Barr Pharmaceuticals, Inc.	599,422
4,090		Eli Lilly & Co.	238,447
13,835		Merck & Co., Inc.	448,807
23,790		Pfizer, Inc.	663,741
20,620	@@	Teva Pharmaceutical Industries
		Ltd. ADR	688,089
			3,278,194

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Retail: 4.5%
9,780		Best Buy Co., Inc.	$532,325
9,900		CVS Corp.	543,015
8,600		Nordstrom, Inc.	524,944
7,545		Target Corp.	405,167
13,205		Wal-Mart Stores, Inc.	623,672
			2,629,123

		Semiconductors: 1.0%
20,755		Intel Corp.	558,932
			558,932

		Software: 1.6%
36,900		Microsoft Corp.	952,020
			952,020

		Telecommunications: 2.3%
27,780	@	Cisco Systems, Inc.	538,376
10,375		QUALCOMM, Inc.	386,573
17,190		SBC Communications, Inc.	401,902
			1,326,851

		Total Common Stock
		(Cost $29,071,954)	32,330,039

PREFERRED STOCK: 0.5%
		Banks: 0.2%
12	@,#,C	DG Funding Trust	130,462
			130,462

		Diversified Financial
		Services: 0.1%
1,575	@,C	National Rural Utilities
		Cooperative Finance Corp.	37,958
			37,958

		Electric: 0.0%
1,025	@,S	TECO Energy, Inc.	26,081
			26,081

		Insurance: 0.2%
4,560	@@,C	Aegon NV	115,853
			115,853
		Total Preferred Stock
		(Cost $309,828)	310,354

WARRANTS: 0.0%
		Building Materials: 0.0%
400	@,#,I,X	Dayton Superior Corp.,
		expires 06/15/09	4
			4

		Telecommunications: 0.0%
500	@,I,X	Iridium World Communications,
		Inc., expires 07/15/05	—
			—
		Total Warrants
		(Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.2%

		Auto Manufacturers: 0.2%
$54,000		Ford Motor Co., 6.625%,
		due 10/01/28	$42,767
5,000	S	Ford Motor Co., 7.450%,
		due 07/16/31	4,192
27,000	C	General Motors Corp., 7.400%,
		due 09/01/25	19,547
40,000	C	General Motors Corp., 8.250%,
		due 07/15/23	30,484
21,000	C	General Motors Corp., 8.375%,
		due 07/15/33	16,123
			113,113

		Banks: 2.9%
50,000	@@,C	Australia & New Zealand
		Banking Group Ltd., 3.556%,
		due 10/29/49	42,848
48,000	@@	Banco Santander Chile/Pre-
		merger with Banco Santiago
		SA, 3.310%, due 12/09/09	48,114
62,000	@@,S	Banco Santander Chile SA, 7.375%,
		due 07/18/12	71,026
40,000	@@,C	Bank of Ireland, 3.260%,
		due 12/29/49	35,021
40,000	@@,C	Bank of Nova Scotia, 2.318%,
		due 08/31/85	33,904
166,000	C	Bank of America, 6.000%,
		due 06/25/35	170,598
63,000	C,S	BankAmerica Capital II, 8.000%,
		due 12/15/26	68,749
35,000	@@,C	Chuo Mitsui Trust & Banking Co.
		Ltd., 5.506%, due 04/15/49	33,523
43,000	@@,C,#	Danske Bank A/S, 5.914%,
		due 12/29/49	46,286
50,000	@@,C	Den Norske Bank ASA, 3.250%,
		due 08/29/49	41,750
53,000	C,S	FBS Capital I, 8.090%, due 11/15/26	58,657
45,000	@@,S	First Citizens St. Lucia Ltd., 5.460%,
		due 02/01/12	45,614
45,000	@@,C,#	HBOS Capital Funding LP, 6.071%,
		due 06/30/49	48,408
150,000	@@,C	HSBC Bank PLC, 2.839%,
		due 06/29/49	132,871
80,000	@@,C	Lloyds TSB Bank PLC, 2.960%,
		due 06/29/49	70,653
80,000	@@,C	Lloyds TSB Bank PLC, 3.230%,
		due 08/29/49	70,078
71,000	C,S	M & T Bank Corp., 3.850%,
		due 04/01/13	70,121
51,000	C,S	Mellon Capital I, 7.720%,
		due 12/01/26	55,337
60,000	@@,C	National Australia Bank Ltd.,
		3.514%, due 10/29/49	53,402
24,000	C	NB Capital Trust, 7.830%,
		due 12/15/26	26,108
23,000	C,S	NB Capital Trust IV, 8.250%,
		due 04/15/27	25,360
55,000	C,S	PNC Funding Corp., 4.500%,
		due 03/10/10	55,266
94,000	#,C	Rabobank Capital Funding II,
		5.260%, due 12/29/49	96,279
130,000	@@,C	Royal Bank of Scotland Group PLC,
		2.938%, due 12/29/49	114,324

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Banks (continued)
$40,000	@@,C	Societe Generale, 2.719%,
		due 11/29/49	$35,149
40,000	@@,C	Standard Chartered PLC, 3.563%,
		due 07/29/49	31,200
120,000	@@,C	Standard Chartered PLC, 3.750%,
		due 11/29/49	95,100
40,000	@@,C	Westpac Banking Corp., 3.556%,
		due 09/30/49	34,572
			1,710,318

		Beverages: 0.2%
48,000	@@,S	Cia Brasileira de Bebidas, 8.750%,
		due 09/15/13	55,560
38,000	@@,C	Cia Brasileira de Bebidas, 10.500%,
		due 12/15/11	46,645
			102,205

		Chemicals: 0.2%
22,000	@@,#,S	Sociedad Quimica y Minera de
		Chile SA, 7.700%, due 09/15/06	22,477
76,000		Union Carbide Corp., 7.750%,
		due 10/01/96	80,531
			103,008

		Diversified Financial Services: 1.8%
19,516	@@,#,C,S	Arcel Finance Ltd., 5.984%,
		due 02/01/09	20,092
47,000	@@,#,S	Arcel Finance Ltd., 6.361%,
		due 05/01/12	47,225
46,000	@@,#,C,S	Arcel Finance Ltd., 7.048%,
		due 09/01/11	47,770
122,000	@@,#,S	Brazilian Merchant Voucher
		Receivables Ltd., 5.911%,
		due 06/15/11	123,829
44,000	C	Citigroup Capital II, 7.750%,
		due 12/01/36	47,451
91,000	#,C,S	Corestates Capital Trust I, 8.000%,
		due 12/15/26	99,410
30,000	@@,C	Financiere CSFB NV, 3.250%,
		due 03/29/49	25,648
44,000		Ford Motor Credit Co., 7.000%,
		due 10/01/13	41,048
46,000		Ford Motor Credit Co., 7.875%,
		due 06/15/10	44,752
64,000		General Motors Acceptance Corp.,
		6.875%, due 08/28/12	55,166
55,000		Goldman Sachs Group, Inc.,
		3.120%, due 03/02/10	54,970
27,000	C	HVB Funding Trust I, 8.741%,
		due 06/30/31	36,371
26,000	S	International Lease Finance Corp.,
		5.000%, due 04/15/10	26,364
45,000	C,S	JPM Capital Trust I, 7.540%,
		due 01/15/27	48,835
56,000	C,S	JPM Capital Trust II, 7.950%,
		due 02/01/27	61,533
72,000	#,C,S	Mangrove Bay Pass-Through Trust,
		6.102%, due 07/15/33	74,011
95,944	@@,#,C,S	PF Export Receivables Master Trust,
		6.436%, due 06/01/15	98,321
400,000		Toll Road Investors Partnership II
		LP, 18.100%, due 02/15/45	48,236
34,000	@@,C	UFJ Finance Aruba AEC, 8.750%,
		due 11/29/49	37,363
			1,038,395

Principal Amount			Value
		Electric: 1.4%
$89,855	C,S	CE Generation LLC, 7.416%,
		due 12/15/18	$94,538
81,000	C,S	Consumers Energy Co., 4.250%,
		due 04/15/08	80,947
18,000	C,S	Consumers Energy Co., 5.150%,
		due 02/15/17	18,107
7,000	@@	Empresa Nacional de Electricidad
		SA/Chile, 8.500%, due 04/01/09	7,709
40,000	@@	Empresa Nacional de Electricidad
		SA/Chile, 8.625%, due 08/01/15	47,140
55,000	C,S	Enterprise Capital Trust II, 4.313%,
		due 06/30/28	54,522
47,000	C,S	FirstEnergy Corp., 6.450%,
		due 11/15/11	51,173
87,000	C,S	FirstEnergy Corp., 7.375%,
		due 11/15/31	105,793
38,000	C,S	Juniper Generation LLC, 6.790%,
		due 12/31/14	37,828
19,000	C,S	NorthWestern Corp., 5.875%,
		due 11/01/14	19,285
18,000	C	Pacific Gas & Electric Co., 6.050%,
		due 03/01/34	19,860
39,000	C,S	Pinnacle West Energy Corp.,
		3.630%, due 04/01/07	39,011
44,000	C,S	Potomac Edison Co., 5.000%,
		due 11/01/06	44,408
8,046	#,S	Power Contract Financing LLC,
		5.200%, due 02/01/06	8,115
34,000	#,S	Power Contract Financing LLC,
		6.256%, due 02/01/10	35,359
18,094	S	PPL Montana LLC, 8.903%,
		due 07/02/20	20,277
17,000	C,S	Sierra Pacific Power Co., 6.250%,
		due 04/15/12	17,298
41,000	C	TECO Energy, Inc., 6.750%,
		due 05/01/15	42,128
31,462	#	Tenaska Virginia Partners LP,
		6.119%, due 03/30/24	32,963
63,000	S	TXU Corp., 4.446%, due 11/16/06	62,537
			838,998

		Food: 0.4%
54,000	C	Albertson’s, Inc., 8.000%,
		due 05/01/31	63,132
16,000	C	Delhaize America, Inc., 8.050%,
		due 04/15/27	17,348
65,000	C,S	Safeway, Inc., 4.800%, due 07/16/07	65,452
89,000	C,S	Tyson Foods, Inc., 7.250%,
		due 10/01/06	92,520
			238,452

		Gas: 0.1%
67,000	#,C,S	Williams Gas Pipelines Central,
		Inc., 7.375%, due 11/15/06	70,204
			70,204

		Home Builders: 0.1%
41,000		KB Home, 6.250%, due 06/15/15	41,337
4,000	C,S	Technical Olympic USA, Inc.,
		9.000%, due 07/01/10	4,140
			45,477

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Insurance: 0.5%
$25,000	S	AIG SunAmerica Global Financing X,
		6.900%, due 03/15/32	$30,541
82,000	S	Aon Corp., 8.205%, due 01/01/27	95,532
20,000	S	GE Global Insurance Holding
		Corp., 7.000%, due 02/15/26	21,348
53,000	S	Prudential Financial, Inc., 4.104%,
		due 11/15/06	53,314
96,000	#,C	Zurich Capital Trust I, 8.376%,
		due 06/01/37	105,247
			305,982

		Media: 0.1%
18,000	C	AOL Time Warner, Inc., 7.625%,
		due 04/15/31	22,536
1,000	S	Clear Channel Communications,
		Inc., 3.125%, due 02/01/07	972
42,000	C	COX Communications, Inc.,
		6.850%, due 01/15/18	45,181
			68,689

		Oil and Gas: 0.9%
60,000	C	Amerada Hess Corp., 6.650%,
		due 08/15/11	65,406
45,000	@@,#,S	Empresa Nacional de Petroleo,
		4.875%, due 03/15/14	43,282
68,000	C	Enterprise Products Operating LP,
		4.950%, due 06/01/10	68,253
83,000	C,S	Kerr-McGee Corp., 6.950%,
		due 07/01/24	84,312
20,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	19,812
104,000	#,S	Pemex Project Funding Master
		Trust, 4.310%, due 06/15/10	107,484
38,000	@@	Tengizchevroil Finance Co. SARL,
		6.124%, due 11/15/14	38,570
72,000	C,S	Valero Energy Corp., 7.500%,
		due 04/15/32	86,260
			513,379

		Pipelines: 0.1%
36,000	C	Kinder Morgan Energy Partners LP,
		5.800%, due 03/15/35	36,175
40,000	C,S	KN Capital Trust III, 7.630%,
		due 04/15/28	46,010
			82,185

		Real Estate: 0.3%
67,000	C,S	EOP Operating LP, 7.750%,
		due 11/15/07	72,191
61,000	C,S	Liberty Property LP, 7.750%,
		due 04/15/09	67,685
7,000	C,S	Liberty Property LP, 6.950%,
		due 12/01/06	7,295
			147,171

		Real Estate Investment Trusts: 0.3%
12,000	S	Liberty Property Trust, 6.375%,
		due 08/15/12	13,141
54,000	C,S	Simon Property Group LP, 4.875%,
		due 03/18/10	54,912
96,000	C,S	Simon Property Group LP, 6.375%,
		due 11/15/07	100,433
			168,486

Principal Amount			Value
		Retail: 0.1%
$72,000	C,S	May Department Stores Co.,
		3.950%, due 07/15/07	$71,436
			71,436

		Savings and Loans: 0.1%
48,000	C,S	Great Western Financial, 8.206%,
		due 02/01/27	52,236
			52,236

		Telecommunications: 0.3%
57,000	C,S	BellSouth Corp., 4.200%,
		due 09/15/09	56,647
35,000	@@,+	Deutsche Telekom Intl. Finance
		BV, 8.500%, due 06/15/10	40,834
18,000	C,S	New Cingular Wireless Services,
		Inc., 8.125%, due 05/01/12	21,565
43,000	C,S	Sprint Capital Corp., 4.780%,
		due 08/17/06	43,361
42,000	@@,C,S	Telefonos de Mexico SA de CV,
		4.750%, due 01/27/10	41,959
500,000	C,I,X,**	Winstar Communications, Inc.,
		0.000%, due 04/15/10	50
			204,416

		Transportation: 0.2%
100,000	@@,#,S	MISC Capital Ltd., 5.000%,
		due 07/01/09	101,904
			101,904
		Total Corporate Bonds/Notes
		(Cost $6,305,452)	5,976,054

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%

		Federal Home Loan Bank: 0.5%
270,000		3.250%, due 12/17/07	266,482
			266,482

		Federal Home Loan Mortgage
		Corporation: 5.1%
501,000	C	2.700%, due 03/16/07	491,441
355,726	C,S	3.740%, due 04/15/32	358,253
125,000		3.875%, due 06/15/08	125,197
107,092		4.500%, due 09/25/16	107,169
226,162	C,S	4.500%, due 12/15/16	226,601
94,044	C,S	4.500%, due 06/15/17	94,274
99,000	C	4.500%, due 02/15/20	96,854
138,441	C	5.000%, due 08/15/21	139,274
107,000	C	5.000%, due 04/15/23	108,639
21,990		5.052%, due 04/01/35	22,072
75,000		5.214%, due 06/01/35	75,797
54,000		5.500%, due 06/17/18	55,451
158,000		5.500%, due 06/15/34	160,370
91,000		5.875%, due 03/21/11	98,224
79,095		6.000%, due 04/01/14	82,069
568,957	C,S	6.000%, due 01/15/29	590,988
157,498		6.500%, due 12/01/31	163,838
			2,996,511

		Federal National Mortgage
		Association: 10.2%
270,000	C	2.875%, due 05/19/08	262,440
138,000		4.500%, due 07/15/19	137,181
141,000	C	4.750%, due 12/25/42	141,666
67,853		4.837%, due 11/01/34	68,625

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Federal National Mortgage
		Association (continued)
$126,514		4.947%, due 01/01/35	$127,797
1,668,000		5.000%, due 07/15/34	1,662,264
130,000		5.250%, due 08/01/12	136,313
354,070		5.500%, due 06/15/19	359,533
102,289		5.500%, due 11/01/32	103,926
369,197		5.500%, due 11/01/33	374,684
697,000		5.500%, due 06/15/35	706,583
169,055		6.000%, due 08/01/16	175,310
57,251		6.000%, due 10/01/18	59,375
354,805	S	6.000%, due 07/25/29	371,818
150,137	S	6.000%, due 04/25/31	157,428
432,000		6.000%, due 06/15/34	444,015
377,000		6.500%, due 06/15/32	391,726
115,000		6.625%, due 11/15/10	129,113
27,925		7.500%, due 09/01/30	29,916
51,516	C,S	7.500%, due 06/25/32	54,597
69,473	C	7.500%, due 01/25/48	74,141
			5,968,451
		Government National
		Mortgage Association: 0.2%
137,556		6.500%, due 06/15/29	144,411
			144,411
		Total U.S. Government Agency
		Obligations (Cost $9,333,418)	9,375,855

U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury Bonds: 1.0%
243,000		5.375%, due 02/15/31	298,877
228,000	C,S	10.375%, due 11/15/12	263,581
			562,458
		U.S. Treasury Notes: 6.4%
240,000	S	2.000%, due 01/15/14	259,891
571,000		3.500%, due 05/31/07	570,108
150,000	S	3.750%, due 05/15/08	150,469
1,789,000	S	3.875%, due 05/15/10	1,799,344
308,000		4.000%, due 04/15/10	311,273
344,000	W	4.125%, due 05/15/15	347,440
279,000	S	6.000%, due 02/15/26	339,018
			3,777,543
		U.S. Treasury STRIP: 0.4%
325,000	S	4.290%, due 05/15/16	205,017
			205,017
		Total U.S. Treasury Obligations
		(Cost $4,529,066)	4,545,018

ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed
		Securities: 0.3%
95,000	C	Capital One Auto Finance Trust,
		3.180%, due 09/15/10	93,538
13,000	C	Honda Auto Receivables Owner
		Trust, 3.820%, due 05/21/10	12,917
50,000	C	Nissan Auto Receivables Owner
		Trust, 2.050%, due 03/16/09	48,805
40,000	C	USAA Auto Owner Trust, 2.040%,
		due 02/16/10	39,292
			194,552

Principal Amount			Value
		Credit Card Asset-Backed
		Securities: 0.5%
$55,000	C	Bank One Issuance Trust, 4.540%,
		due 09/15/10	$55,360
55,000	C	Capital One Master Trust, 4.900%,
		due 03/15/10	56,076
95,000	C	Citibank Credit Card Issuance Trust,
		5.650%, due 06/16/08	96,814
75,000	C	MBNA Credit Card Master Note
		Trust, 4.950%, due 06/15/09	76,448
8,000	C	MBNA Master Credit Card Trust
		USA, 5.900%, due 08/15/11	8,525
			293,223
		Home Equity Asset-Backed
		Securities: 1.8%
65,113	C,S	Asset Backed Funding Certificates,
		3.300%, due 11/25/33	65,287
131,729	C	Bayview Financial Acquisition
		Trust, 3.560%, due 09/28/43	132,079
141,481	C,S	Centex Home Equity, 3.370%,
		due 01/25/34	141,664
279,308	C	Emergent Home Equity Loan Trust,
		7.080%, due 12/15/28	281,345
236,000	C	GSAA Trust, 5.242%, due 05/25/35	237,787
78,959	C	Merrill Lynch Mortgage Investors,
		Inc., 3.450%, due 07/25/34	79,355
28,134	C,S	Residential Asset Mortgage
		Products, Inc., 3.400%,
		due 06/25/33	28,194
95,780	C,S	Residential Asset Securities Corp.,
		3.400%, due 12/25/33	95,996
			1,061,707
		Other Asset-Backed
		Securities: 0.3%
21,153	C,S	Amortizing Residential Collateral
		Trust, 3.590%, due 05/25/32	21,169
11,000	C	Chase Funding Mortgage Loan,
		2.734%, due 09/25/24	10,923
7,000	C	Chase Funding Mortgage Loan,
		4.045%, due 05/25/33	6,981
35,853	C,S	Chase Funding Mortgage Loan
		Asset-Backed Certificates,
		3.390%, due 07/25/33	35,938
78,619	C	First Horizon Asset Back Trust,
		3.380%, due 10/25/34	78,935
8,000	C	Popular ABS Mortgage Pass-
		Through Trust, 3.735%,
		due 12/25/34	7,943
8,000	C	Popular ABS Mortgage Pass-
		Through Trust, 4.000%,
		due 12/25/34	7,950
			169,839
		Total Asset-Backed Securities
		(Cost $1,624,412)	1,719,321

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
		Commercial Mortgage-Backed
		Securities: 2.1%
81,000	C	Bear Stearns Commercial Mortgage
		Securities, 4.170%, due 01/12/41	80,952
79,000	C	COMM, 3.600%, due 03/10/39	77,434

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed
		Securities (continued)
$78,000	C	CS First Boston Mortgage
		Securities Corp., 3.861%,
		due 03/15/36	$77,403
40,000	C	CS First Boston Mortgage
		Securities Corp., 7.554%,
		due 04/14/62	45,823
215,000	C,S	DLJ Commercial Mortgage Corp.,
		6.240%, due 11/12/31	228,118
60,000	C,S	DLJ Commercial Mortgage Corp.,
		6.460%, due 03/10/32	64,265
570,000	C,S	DLJ Commercial Mortgage Corp.,
		7.300%, due 06/10/32	631,111
			1,205,106
		Whole Loan Collateral PAC: 1.0%
103,161	C,S	GSR Mortgage Loan Trust, 3.490%,
		due 10/25/32	103,198
166,925	C,S	MASTR Alternative Loans Trust,
		3.490%, due 11/25/33	166,971
76,826	C,S	MASTR Alternative Loans Trust,
		8.500%, due 05/25/33	79,762
227,866	C	Washington Mutual, 3.490%,
		due 03/25/34	228,307
			578,238
		Whole Loan Collateralized
		Mortgage Obligations: 5.9%
183,053	C	Banc of America Funding Corp.,
		5.750%, due 09/20/34	185,900
280,546	C	Bank of America Alternative Loan
		Trust, 3.540%, due 12/25/33	280,903
106,380	C,S	Bank of America Mortgage
		Securities, 3.540%, due 12/25/33	106,530
63,243	C,S	Bank of America Mortgage
		Securities, 5.250%, due 11/25/19	64,302
58,599	C,S	Bank of America Mortgage
		Securities, 5.500%, due 11/25/33	59,896
100,919	C,S	Citicorp Mortgage Securities, Inc.,
		3.590%, due 10/25/33	100,992
25,193	C	Citigroup Mortgage Loan Trust,
		Inc., 3.140%, due 12/25/34	25,188
62,388	C,S	Countrywide Alternative Loan
		Trust, 3.490%, due 07/25/18	62,498
164,869	C	Countrywide Home Loan
		Mortgage Pass Through Trust,
		3.360%, due 03/25/35	165,100
106,406	C,S	Countrywide Home Loan
		Mortgage Pass Through Trust,
		5.000%, due 11/25/18	107,073
114,000	C,S	CS First Boston Mortgage Securities
		Corp., 4.083%, due 10/25/33	114,679
194,026	C	GMAC Mortgage Corp. Loan Trust,
		5.273%, due 03/18/35	195,876
43,598	C	GSMPS Mortgage Loan Trust,
		3.440%, due 01/25/35	43,773
82,938	C,S	Homebanc Mortgage Trust, 3.520%,
		due 08/25/29	83,304
151,699	C,S	MASTR Alternative Loans Trust,
		5.500%, due 01/25/20	156,075
175,500	C	MASTR Alternative Loans Trust,
		6.000%, due 09/25/34	179,175
82,790	C	MASTR Asset Securitization Trust,
		3.540%, due 11/25/33	82,976

Principal Amount			Value
$65,594	C,S	MLCC Mortgage Investors, Inc.,
		3.450%, due 04/25/29	$65,679
71,872	C	Residential Accredit Loans, Inc.,
		3.490%, due 04/25/35	71,874
114,153	C,S	Residential Accredit Loans, Inc.,
		3.540%, due 03/25/18	114,487
40,000	C	Structured Adjustable Rate
		Mortgage Loan Trust, 3.450%,
		due 05/25/35	40,000
59,000	C	Structured Adjustable Rate
		Mortgage Loan Trust, 3.400%,
		due 07/25/35	59,000
36,985	C	Structured Asset Mortgage
		Investments, Inc., 3.220%,
		due 05/19/35	36,985
516,248	C,S	Thornburg Mortgage Securities
		Trust, 3.440%, due 12/25/33	517,007
94,042	C	Thornburg Mortgage Securities
		Trust, 3.460%, due 09/25/34	94,338
122,929	C	Washington Mutual, 6.000%,
		due 06/25/34	125,502
72,625	C	Washington Mutual, Inc., 3.185%,
		due 01/25/45	72,732
149,617	C	Wells Fargo Mortgage Backed
		Securities Trust, 3.590%,
		due 02/25/34	149,615
130,000	C,S	Wells Fargo Mortgage Backed
		Securities Trust, 4.500%,
		due 08/25/18	128,315
			3,489,774
		Total Collateralized Mortgage
		Obligations (Cost $5,397,221)	5,273,118

OTHER BONDS: 0.3%
		Sovereign: 0.3%
59,000	@@	Dominican Republic Intl. Bond,
		9.040%, due 01/23/13	55,313
38,000	@@	Mexico Government Intl. Bond,
		6.625%, due 03/03/15	41,667
50,847	@@,S	Uruguay Government Intl. Bond,
		10.500%, due 10/20/06	61,052
		Total Other Bonds
		(Cost $146,077)	158,032

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
25,000	S	City of New York NY, 5.000%,
		due 11/01/08	26,534
25,000	S	City of New York NY, 5.000%,
		due 11/01/11	27,286
25,000	C,S	City of New York NY, 5.000%,
		due 11/01/15	27,499
10,000	C	City of New York NY, 5.000%,
		due 04/01/35	10,515
		Total Municipal Bonds
		(Cost $91,912)	91,834
		Total Long-Term Investments
		(Cost $56,867,293)	59,779,629

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.8%

		Repurchase Agreement: 4.8%
$2,796,000	S	Goldman Sachs Repurchase
		Agreement dated 05/31/05,
		3.030%, due 06/01/05, $2,796,236
		to be received upon repurchase
		(Collateralized by $2,889,000
		Federal Home Loan Mortgage
		Corporation, 3.250% - 3.600%,
		Market Value plus accrued interest
		$ 2,852,507, due 12/04/07).		$2,796,000
		Total Short-Term Investments
		(Cost $2,796,000)		2,796,000
		Total Investments In Securities (Cost $59,663,293)*	106.8%	$62,575,629
		Other Assets and Liabilities-Net	(6.8)	(3,957,905)
		Net Assets	100.0%	$58,617,724

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
S	Segregated securities for futures, when-issued or delayed delivery securities held at May 31, 2005.
I	Illiquid security
**	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $59,515,967. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,274,581
Gross Unrealized Depreciation	(1,385,517)
Net Unrealized Appreciation	$2,889,064

Information concerning open futures for ING Equity and Bond Fund at May 31, 2005 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro	15	$(3,609,938)	09/19/05	$(6,877)
U.S. 2 Year
Treasury Note	6	(1,248,563)	07/06/05	(2,749)
U.S. 10 Year
Treasury Note	12	(1,354,125)	06/30/05	(40,326)
		$(6,212,626)		$(49,952)

Long Contracts
90 Day Euro	15	$3,621,750	06/13/05	$1,856
U.S. Long Bond	13	1,527,094	06/30/05	54,474
		$5,148,844		$56,330

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND	AS OF MAY 31, 2005

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 92.3%
	Apartments: 16.4%
151,300	Archstone-Smith Trust	$5,570,866
104,000	AvalonBay Communities, Inc.	7,786,480
129,900	Camden Property Trust	6,704,139
118,000	Equity Residential	4,236,200
91,800	Gables Residential Trust	3,342,438
67,300	Post Properties, Inc.	2,207,440
287,600	United Dominion Realty Trust, Inc.	6,629,180
		36,476,743
	Diversified: 8.9%
54,200	American Campus
	Communities, Inc.	1,111,100
135,700	Liberty Property Trust	5,603,053
173,500	Reckson Associates Realty Corp.	5,480,865
97,500	Vornado Realty Trust	7,673,250
		19,868,268
	Hotels: 4.8%
447,400	Host Marriott Corp.	7,493,950
63,600	LaSalle Hotel Properties	1,965,240
76,500	Strategic Hotel Capital, Inc.	1,247,715
		10,706,905
	Office Property: 21.6%
133,200	Arden Realty, Inc.	4,568,760
148,900	Boston Properties, Inc.	9,946,519
66,200	Carramerica Realty Corp.	2,288,534
116,950	Corporate Office Properties
	Trust SBI MD	3,266,414
240,700	Equity Office Properties Trust	7,820,343
169,000	Maguire Properties, Inc.	4,419,350
135,800	SL Green Realty Corp.	8,412,810
380,600	Trizec Properties, Inc.	7,425,506
		48,148,236
	Regional Malls: 17.2%
32,000	CBL & Associates Properties, Inc.	2,607,040
228,800	General Growth Properties, Inc.	8,907,184
91,500	Macerich Co.	5,767,245
114,950	Mills Corp.	6,607,326
209,100	Simon Property Group, Inc.	14,369,352
		38,258,147
	Shopping Centers: 10.1%
118,350	Acadia Realty Trust	2,006,033
151,500	Developers Diversified
	Realty Corp.	6,908,400
59,300	Federal Realty Investors Trust	3,273,360
71,600	Pan Pacific Retail Properties, Inc.	4,571,660
101,300	Regency Centers Corp.	5,657,605
		22,417,058
	Storage: 4.9%
85,100	Extra Space Storage, Inc.	1,225,440
162,700	Public Storage, Inc.	9,783,151
		11,008,591

Shares			Value
	Warehouse: 8.4%
138,300	AMB Property Corp.		$5,574,873
76,879	Catellus Development Corp.		2,250,248
268,800	ProLogis		10,977,792
			18,802,913
	Total Real Estate Investment
	Trust (Cost $153,363,638)		205,686,861

COMMON STOCK: 6%
	Hotels and Motels: 1.5%
138,900	Hilton Hotels Corp.		3,365,547
			3,365,547
	Lodging: 4.5%
178,200	Starwood Hotels & Resorts
	Worldwide, Inc.		9,973,854
			9,973,854
	Total Common Stock
	(Cost $9,273,882)		13,339,401

	Total Investments In Securities (Cost $162,637,520)*	98.3%	$219,026,262
	Other Assets and Liabilities-Net	1.7	3,780,694
	Net Assets	100.0%	$222,806,956

*	Cost for federal income tax purposes is $161,244,003. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$57,847,550
	Gross Unrealized Depreciation	(65,291)
	Net Unrealized Appreciation	$57,782,259

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 0.6%
3,200		Omnicom Group, Inc.	$262,048
			262,048
		Aerospace/Defense: 1.7%
3,250		Boeing Co.	207,675
5,350		Lockheed Martin Corp.	347,162
2,000		United Technologies Corp.	213,400
			768,237
		Agriculture: 2.3%
8,300		Altria Group, Inc.	557,262
11,550		Archer-Daniels-Midland Co.	229,268
4,550		Monsanto Co.	259,350
			1,045,880
		Apparel: 1.4%
8,000	@	Coach, Inc.	232,320
3,750		Nike, Inc.	308,250
2,100		VF Corp.	118,503
			659,073
		Auto Parts and Equipment: 0.1%
3,600	@,L	Goodyear Tire & Rubber Co.	51,804
			51,804
		Banks: 5.3%
27,550		Bank of America Corp.	1,276,115
3,600		Comerica, Inc.	201,168
7,500		U.S. Bancorp	219,975
6,550		Wachovia Corp.	332,413
6,950		Wells Fargo & Co.	419,850
			2,449,521
		Beverages: 3.6%
1,895		Brown-Forman Corp.	112,980
17,750		Coca-Cola Co.	792,182
13,450		PepsiCo, Inc.	756,697
			1,661,859
		Biotechnology: 0.7%
5,100	@	Amgen, Inc.	319,158
			319,158
		Building Materials: 0.3%
3,700		American Standard Cos., Inc.	158,360
			158,360
		Chemicals: 2.3%
9,900		Dow Chemical Co.	448,371
3,950		E.I. du Pont de Nemours & Co.	183,715
3,300		PPG Industries, Inc.	215,787
4,000		Rohm & Haas Co.	186,600
			1,034,473
		Commercial Services: 1.9%
15,400		Cendant Corp.	326,634
2,600		Equifax, Inc.	90,194
6,200		McKesson Corp.	249,674
7,300		Paychex, Inc.	210,824
			877,326

Shares			Value
		Computers: 6.4%
10,100	@	Apple Computer, Inc.	$401,071
3,800	@	Computer Sciences Corp.	175,978
19,600	@	Dell, Inc.	781,843
29,300	@	EMC Corp.	411,958
12,037		Hewlett-Packard Co.	270,953
6,350		International Business
		Machines Corp.	479,743
7,000	@,L	Network Appliance, Inc.	201,320
12,700	@,X	Seagate Technology	—
60,600	@	Sun Microsystems, Inc.	230,886
			2,953,752
		Cosmetics/Personal Care: 1.2%
10,050	L	Procter & Gamble Co.	554,258
			554,258
		Diversified Financial Services: 4.1%
4,700		American Express Co.	253,095
4,400		CIT Group, Inc.	186,648
3,800		Fannie Mae	225,112
3,900		Lehman Brothers Holdings, Inc.	359,580
3,650		Merrill Lynch & Co., Inc.	198,049
11,100		Morgan Stanley	543,456
5,900	@,W,L	Providian Financial Corp.	105,138
			1,871,078
		Electric: 2.1%
5,400	@,L	CMS Energy Corp.	71,442
1,700		Dominion Resources, Inc.	119,527
4,950	L	Duke Energy Corp.	136,026
3,400		Exelon Corp.	159,290
3,750	L	Southern Co.	127,313
4,600		TXU Corp.	369,288
			982,886
		Food: 0.7%
2,743		SUPERVALU, Inc.	89,861
3,600		Wm. Wrigley Jr. Co.	245,772
			335,633
		Gas: 0.5%
6,050	L	Sempra Energy	240,004
			240,004
		Hand/Machine Tools: 0.5%
1,700		Black & Decker Corp.	148,444
1,600		Stanley Works	71,376
			219,820
		Healthcare-Products: 3.6%
4,500		Becton Dickinson & Co.	258,525
4,400		Guidant Corp.	325,116
11,850		Johnson & Johnson	795,135
4,800		Medtronic, Inc.	258,000
			1,636,776
		Healthcare-Services: 3.2%
4,200	W	Aetna, Inc.	327,642
3,150	@	Humana, Inc.	114,534
11,900		UnitedHealth Group, Inc.	578,102
3,450	@	WellPoint, Inc.	458,850
			1,479,128

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Household Products/Wares: 0.4%
3,200		Clorox Co.	$186,912
			186,912
		Insurance: 7.5%
7,900		Allstate Corp.	459,779
10,800		American Intl. Group, Inc.	599,939
3,300	L	Chubb Corp.	277,959
2,600		CIGNA Corp.	252,850
3,209		Loews Corp.	241,638
9,350		MetLife, Inc.	417,010
2,000		MGIC Investment Corp.	122,680
3,300		Progressive Corp.	317,031
6,600		Prudential Financial, Inc.	417,846
2,450		Safeco Corp.	131,835
2,900	@@	XL Capital Ltd.	218,312
			3,456,879
		Internet: 1.4%
5,000	@,L	eBay, Inc.	190,050
12,550	@,L	Symantec Corp.	283,756
5,150	@	Yahoo!, Inc.	191,580
			665,386
		Iron/Steel: 0.2%
2,150	L	United States Steel Corp.	85,506
			85,506
		Leisure Time: 0.3%
2,200	@@	Carnival Corp.	116,380
			116,380
		Lodging: 0.6%
3,800		Marriott Intl., Inc.	256,652
			256,652
		Machinery-Diversified: 0.6%
1,000	L	Cummins, Inc.	67,950
3,700		Rockwell Automation, Inc.	190,069
			258,019
		Media: 3.0%
9,200	@	Comcast Corp.	296,240
6,200		McGraw-Hill Cos., Inc.	270,692
18,150	@	Time Warner, Inc.	315,810
7,200		Viacom, Inc.	246,888
8,600		Walt Disney Co.	235,984
			1,365,614
		Mining: 0.4%
2,000	L	Phelps Dodge Corp.	174,800
			174,800
		Miscellaneous Manufacturing: 6.3%
3,100		3M Co.	237,615
5,000		Danaher Corp.	275,650
42,300		General Electric Co.	1,543,103
10,350		Honeywell Intl., Inc.	374,980
2,700		Textron, Inc.	208,683
8,050	@@,L	Tyco Intl., Ltd.	232,887
			2,872,918

Shares			Value
		Oil and Gas: 9.7%
1,500	L	Amerada Hess Corp.	$139,275
5,500		Burlington Resources, Inc.	278,740
14,550		ChevronTexaco Corp.	782,499
2,428		ConocoPhillips	261,836
6,350		Devon Energy Corp.	291,465
32,800		Exxon Mobil Corp.	1,843,359
5,000		Marathon Oil Corp.	242,450
1,300	L	Sunoco, Inc.	133,341
4,300	L	Unocal Corp.	245,057
3,800	L	Valero Energy Corp.	260,756
			4,478,778
		Pharmaceuticals: 5.3%
6,300		Abbott Laboratories	303,912
2,700		Allergan, Inc.	208,737
2,250	L	AmerisourceBergen Corp.	145,283
6,250		Cardinal Health, Inc.	362,062
6,900	@	Caremark Rx, Inc.	308,154
8,850		Merck & Co., Inc.	287,094
30,140		Pfizer, Inc.	840,905
			2,456,147
		Retail: 8.2%
5,100	L	Best Buy Co., Inc.	277,593
3,000	L	Darden Restaurants, Inc.	97,440
1,500	L	Dillard’s, Inc.	35,880
3,400		Federated Department Stores, Inc.	229,330
8,850		Home Depot, Inc.	348,248
5,100		J.C. Penney Co., Inc. Holding Co.	253,776
3,100	L	Lowe’s Cos., Inc.	177,351
5,350		McDonald’s Corp.	165,529
1,700	@,L	Sears Holdings Corp.	249,390
12,675		Staples, Inc.	272,893
6,200	@	Starbucks Corp.	339,450
3,700		Target Corp.	198,690
13,450		Wal-Mart Stores, Inc.	635,243
10,600		Walgreen Co.	480,603
			3,761,416
		Semiconductors: 3.0%
41,650		Intel Corp.	1,121,635
1,900	@,L	QLogic Corp.	60,838
6,700	L	Texas Instruments, Inc.	185,188
			1,367,661
		Software: 4.7%
8,300	L	Adobe Systems, Inc.	274,398
4,700	@	Autodesk, Inc.	186,026
6,350	@	Compuware Corp.	43,498
40,300	L	Microsoft Corp.	1,039,740
7,700	@,L	Novell, Inc.	45,045
42,900	@	Oracle Corp.	549,978
5,000	@	Parametric Technology Corp.	30,100
			2,168,785
		Telecommunications: 4.7%
21,800		AT&T Corp.	409,622
4,200		CenturyTel, Inc.	137,718
25,500	@	Cisco Systems, Inc.	494,190
26,700		Motorola, Inc.	463,779
6,500		QUALCOMM, Inc.	242,190
3,000		Scientific-Atlanta, Inc.	99,900
9,200		Verizon Communications, Inc.	325,496
			2,172,895

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Transportation: 1.1%
4,500	L	CSX Corp.	$187,110
4,500	L	United Parcel Service, Inc.	331,425
			518,535
		Total Common Stock
		(Cost $42,946,455)	45,924,357

Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.2%

	Repurchase Agreement: 0.5%
$217,000	Morgan Stanley Repurchase
	Agreement dated 05/31/05, 3.049%,
	due 06/01/05, $217,018 to be
	received upon repurchase
	(Collateralized by $225,000 Federal
	National Mortgage Association,
	4.250%, Market Value plus accrued
	interest $230,089, due 07/15/07).		217,000
	Total Repurchase Agreement
	(Cost $217,000)		217,000
	Securities Lending CollateralCC: 13.7%
6,312,211	The Bank of New York Institutional
	Cash Reserves Fund		6,312,211
	Total Securities Lending Collateral
	(Cost $6,312,211)		6,312,211
	Total Short-Term Investments
	(Cost $6,529,211)		6,529,211

	Total Investments In Securities (Cost $49,475,666)*	114.1%	$52,453,568
	Other Assets and Liabilities-Net	(14.1)	(6,475,069)
	Net Assets	100.0%	$45,978,499

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at May 31, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $49,866,453. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,845,037
	Gross Unrealized Depreciation	(1,257,922)
	Net Unrealized Appreciation	$2,587,115

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 1.9%
71,340		Omnicom Group, Inc.	$5,842,033
			5,842,033
		Aerospace/Defense: 4.0%
118,730		Boeing Co.	7,586,847
43,760		General Dynamics Corp.	4,725,205
			12,312,052
		Biotechnology: 0.9%
42,670	@	Genzyme Corp.	2,662,181
			2,662,181
		Commercial Services: 5.2%
164,360	@,L	Apollo Group, Inc.	12,902,260
74,640		Moody’s Corp.	3,229,673
			16,131,933
		Computers: 6.3%
336,770	@	Dell, Inc.	13,433,756
75,970	@,@@,L	Research In Motion Ltd.	6,291,835
			19,725,591
		Cosmetics/Personal Care: 1.9%
109,270	L	Procter & Gamble Co.	6,026,241
			6,026,241
		Distribution/Wholesale: 1.5%
77,910	L	CDW Corp.	4,532,804
			4,532,804
		Diversified Financial
		Services: 7.2%
65,500	L	Capital One Financial Corp.	4,938,700
3,700		Chicago Mercantile Exchange
		Holdings, Inc.	799,903
443,788		Countrywide Financial Corp.	16,495,600
			22,234,203
		Healthcare-Products: 3.5%
203,990		Medtronic, Inc.	10,964,463
			10,964,463
		Healthcare-Services: 4.0%
77,070	W	Aetna, Inc.	6,012,231
42,990	@,L	Coventry Health Care, Inc.	2,992,964
26,070	@	WellPoint, Inc.	3,467,310
			12,472,505
		Home Builders: 1.0%
54,580	L	Lennar Corp. - Class A	3,166,186
			3,166,186
		Insurance: 1.1%
36,000		Progressive Corp.	3,458,520
			3,458,520
		Internet: 12.5%
247,980	@,L	eBay, Inc.	9,425,720
47,690	@,L	Google, Inc.	13,276,896
437,840	@	Yahoo!, Inc.	16,287,647
			38,990,263

		Lodging: 1.1%
62,240	L	Starwood Hotels & Resorts
		Worldwide, Inc.	$3,483,573
			3,483,573
		Media: 4.9%
119,780	@,L	Comcast Corp.	3,789,839
355,320	@,L	XM Satellite Radio
		Holdings, Inc.	11,409,325
			15,199,164
		Miscellaneous
		Manufacturing: 6.7%
156,440	L	Danaher Corp.	8,624,537
334,080		General Electric Co.	12,187,239
			20,811,776
		Oil and Gas: 3.2%
125,090	@@	Petro-Canada	7,040,065
62,480	@,@@,L	Petroleo Brasileiro SA –
		Petrobras ADR	2,949,056
			9,989,121
		Oil and Gas Services: 1.2%
86,930		Halliburton Co.	3,715,388
			3,715,388
		Pharmaceuticals: 13.8%
159,110		Abbott Laboratories	7,675,466
324,280	@@	AstraZeneca PLC ADR	13,788,385
44,320		Eli Lilly & Co.	2,583,856
103,090	@,L	Forest Laboratories, Inc.	3,977,212
97,360	@	Gilead Sciences, Inc.	3,972,288
85,160	@@	Sanofi-Aventis ADR	3,832,200
368,400		Schering-Plough Corp.	7,183,800
			43,013,207
		Retail: 2.6%
54,440		Abercrombie & Fitch Co.	3,121,045
155,470		PETsMART, Inc.	4,939,282
			8,060,327
		Savings and Loans: 1.1%
52,810	L	Golden West Financial Corp.	3,306,962
			3,306,962
		Software: 7.8%
261,660	@	Electronic Arts, Inc.	13,747,616
295,760	L	Microsoft Corp.	7,630,608
53,630	@,L	Pixar, Inc.	2,827,910
			24,206,134
		Telecommunications: 4.2%
53,770	@@	America Movil SA de CV ADR	3,047,684
514,770	@	Cisco Systems, Inc.	9,976,242
			13,023,926
		Total Common Stock
		(Cost $251,390,462)	303,328,553

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 20.3%

	Securities Lending CollateralCC: 20.3%
$62,975,035	The Bank of New York Institutional
	Cash Reserves Fund		$62,975,035
	Total Short-Term Investments
	(Cost $62,975,035)		62,975,035
	Total Investments In
	Securities (Cost
	$314,365,497)*	117.9%	$366,303,588
	Other Assets and
	Liabilities-Net	(17.9)	(55,701,517)
	Net Assets	100.0%	$310,602,071

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at May 31, 2005.
*	Cost for federal income tax purposes is $318,750,951. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,289,558
Gross Unrealized Depreciation	(2,736,921)
Net Unrealized Appreciation	$47,552,637

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.7%
		Advertising: 0.9%
42,200	@,L	Getty Images, Inc.	$3,158,248
			3,158,248
		Apparel: 3.3%
275,700	@	Coach, Inc.	8,006,328
109,500		Polo Ralph Lauren Corp.	4,243,125
			12,249,453
		Auto Parts and Equipment: 1.7%
117,900		BorgWarner, Inc.	6,302,934
			6,302,934
		Banks: 1.0%
50,915		Zions Bancorporation	3,606,819
			3,606,819
		Biotechnology: 1.8%
106,320	@,L	Celgene Corp.	4,501,589
41,434	@,L	Charles River Laboratories
		Intl., Inc.	1,992,561
			6,494,150
		Building Materials: 1.5%
130,500		American Standard Cos., Inc.	5,585,400
			5,585,400
		Chemicals: 1.1%
175,300		Lyondell Chemical Co.	4,161,622
			4,161,622
		Coal: 1.9%
145,800	L	Peabody Energy Corp.	6,960,492
			6,960,492
		Commercial Services: 2.1%
45,600	@,L	Alliance Data Systems Corp.	1,720,032
64,000	@,L	Education Management Corp.	2,076,800
79,761	@,L	Laureate Education, Inc.	3,724,839
			7,521,671
		Computers: 4.6%
97,900	@	Anteon Intl. Corp.	4,326,201
121,600	@,L	CACI Intl., Inc.	7,838,336
108,402	@	Micros Systems, Inc.	4,875,922
			17,040,459
		Distribution/Wholesale: 1.0%
135,056		Hughes Supply, Inc.	3,511,456
			3,511,456
		Electrical Components and
		Equipment: 1.4%
129,700		Ametek, Inc.	4,958,431
			4,958,431
		Entertainment: 1.0%
68,800		International Speedway Corp.	3,760,608
			3,760,608
		Hand/Machine Tools: 1.1%
87,500		Stanley Works	$3,903,375
			3,903,375
		Healthcare-Products: 8.6%
57,100		Beckman Coulter, Inc.	4,000,426
26,800		C.R. Bard, Inc.	1,829,100
131,400	@,L	Gen-Probe, Inc.	5,106,204
59,200	@	Inamed Corp.	3,684,016
60,800	@	Kinetic Concepts, Inc.	3,906,400
151,200	@,L	Patterson Cos., Inc.	6,862,968
150,530	@	St. Jude Medical, Inc.	6,039,264
			31,428,378
		Healthcare-Services: 5.3%
88,450	@,L	Amsurg Corp.	2,384,612
184,500	@	Community Health Systems, Inc.	6,710,265
47,300		Quest Diagnostics, Inc.	4,966,500
96,600	@,L	WellChoice, Inc.	5,515,860
			19,577,237
		Home Furnishings: 0.5%
22,100	L	Harman Intl. Industries, Inc.	1,831,206
			1,831,206
		Household Products/Wares: 1.8%
21,700		Fortune Brands, Inc.	1,877,050
150,600	L	Yankee Candle Co., Inc.	4,751,430
			6,628,480
		Insurance: 1.0%
96,700	@,L	Proassurance Corp.	3,782,904
			3,782,904
		Internet: 1.3%
742,000	@	TIBCO Software, Inc.	4,704,280
			4,704,280
		Iron/Steel: 1.4%
99,500	L	Nucor Corp.	5,269,520
			5,269,520
		Leisure Time: 0.8%
55,100	L	Polaris Industries, Inc.	2,891,097
			2,891,097
		Lodging: 3.5%
95,100	L	Harrah’s Entertainment, Inc.	6,829,131
165,500		Hilton Hotels Corp.	4,010,065
30,300	L	Station Casinos, Inc.	1,972,530
			12,811,726
		Machinery-Diversified: 3.0%
106,400		Graco, Inc.	3,712,296
140,000	L	Rockwell Automation, Inc.	7,191,800
			10,904,096
		Miscellaneous Manufacturing: 5.3%
84,500	L	Danaher Corp.	4,658,485
70,800		Donaldson Co., Inc.	2,272,680
29,200		ITT Industries, Inc.	2,774,000
115,500	L	Pentair, Inc.	5,140,905
64,200	L	Roper Industries, Inc.	4,487,580
			19,333,650

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares				Value
		Office/Business Equipment: 1.0%
256,800	@,L	Xerox Corp.		$3,484,776
				3,484,776

		Oil and Gas: 8.9%
399,300	L	Chesapeake Energy Corp.		8,173,670
107,300		ENSCO Intl., Inc.		3,573,090
53,300		Murphy Oil Corp.		5,210,075
288,600		Patterson-UTI Energy, Inc.		7,645,014
254,100		XTO Energy, Inc.		7,907,592
				32,509,441

		Oil and Gas Services: 0.8%
50,500		Smith Intl., Inc.		2,967,380
				2,967,380

		Packaging and Containers: 1.5%
220,700	@	Owens-Illinois, Inc.		5,674,197
				5,674,197

		Retail: 13.8%
81,900	@	Advance Auto Parts, Inc.		4,854,213
210,850	L	Applebees Intl., Inc.		5,749,880
282,800	@,L	Chico’s FAS, Inc.		9,674,587
165,800	@,L	Copart, Inc.		4,110,182
234,400		Foot Locker, Inc.		6,190,504
211,300	L	Michaels Stores, Inc.		8,897,843
197,200	@,L	Pacific Sunwear of
		California, Inc.		4,141,200
209,500	@	Sonic Corp.		7,123,000
				50,741,409

		Savings and Loans: 3.0%
130,700	L	Independence Community
		Bank Corp.		4,898,636
274,400	L	Sovereign Bancorp, Inc.		6,124,608
				11,023,244

		Semiconductors: 1.6%
97,500	@,L	Advanced Micro Devices, Inc.		1,599,000
117,400	L	Linear Technology Corp.		4,398,978
				5,997,978

		Software: 5.5%
121,400	L	Adobe Systems, Inc.		4,013,484
135,300	@,L	Avid Technology, Inc.		7,933,992
71,700	@,L	Dun & Bradstreet Corp.		4,405,248
42,800	@	Fiserv, Inc.		1,840,400
41,200	@,L	Mercury Interactive Corp.		1,858,944
				20,052,068

		Telecommunications: 1.5%
241,100	@	Comverse Technology, Inc.		5,673,083
				5,673,083

		Textiles: 2.0%
88,000	@,L	Mohawk Industries, Inc.		7,340,960
				7,340,960

		Transportation: 3.2%
66,100		CH Robinson Worldwide, Inc.		3,778,937
146,850		Forward Air Corp.		3,942,923
204,500	L	J.B. Hunt Transport Services, Inc.		4,106,360
				11,828,220

		Total Common Stock
		(Cost $289,340,583)		365,670,448

Principal Amount				Value

SHORT-TERM INVESTMENTS: 26.7%
		Repurchase Agreement: 0.4%
$1,584,000		Goldman Sachs Repurchase
		Agreement dated 05/31/05, 3.030%,
		due 06/01/05, $1,584,133 to be
		received upon repurchase
		(Collateralized by $1,641,000
		Franchise Mortgage Acceptance
		Corporation, 3.250%, Market Value
		plus accrued interest $1,616,519,
		due 03/14/08.		$1,584,000
		Total Repurchase Agreement
		(Cost $1,584,000)		1,584,000

		Securities Lending CollateralCC: 26.3%
96,371,023		The Bank of New York
		Institutional Cash Reserves Fund		96,371,023
		Total Securities Lending Collateral
		(Cost $96,371,023)		96,371,023
		Total Short-Term Investments
		(Cost $97,955,023)		97,955,023
		Total Investments In
		Securities (Cost
		$ 387,295,606)*	126.4%	$463,625,471
		Other Assets and
		Liabilities-Net	(26.4)	(96,843,491)
		Net Assets	100.0%	$366,781,980

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at May 31, 2005.
*	Cost for federal income tax purposes is $387,339,520. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$82,532,579
	Gross Unrealized Depreciation	(6,246,628)
	Net Unrealized Appreciation	$76,285,951

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 96.5%
		Banks: 1.3%
60,700		East-West Bancorp, Inc.	$2,041,948
11,177	@,L	SVB Financial Group	533,814
			2,575,762

		Biotechnology: 2.1%
124,100	@,L	Integra LifeSciences
		Holdings Corp.	4,147,422
			4,147,422

		Commercial Services: 3.9%
34,900	@	Education Management Corp.	1,132,505
97,350	L	Healthcare Services Group	1,820,445
46,609	@,L	iPayment, Inc.	1,777,667
42,057	@	Laureate Education, Inc.	1,964,062
42,300	@,L	Navigant Consulting, Inc.	970,362
			7,665,041

		Computers: 7.1%
51,792	@	Anteon Intl. Corp.	2,288,688
83,200	@	CACI Intl., Inc.	5,363,072
114,600		Jack Henry & Associates, Inc.	2,027,274
57,065	@	Micros Systems, Inc.	2,566,784
77,100	@,L	Synaptics, Inc.	1,482,633
			13,728,451

		Distribution/Wholesale: 4.2%
35,664		Hughes Supply, Inc.	927,264
83,730	@,L	Nuco2, Inc.	1,982,726
149,550		SCP Pool Corp.	5,356,881
			8,266,871

		Electrical Components
		and Equipment: 1.9%
124,901	@,L	Intermagnetics General Corp.	3,605,892
			3,605,892

		Electronics: 1.9%
31,800	@	Dionex Corp.	1,426,230
116,218	@,L	Measurement Specialties, Inc.	2,254,629
			3,680,859

		Entertainment: 6.2%
134,200	@	Penn National Gaming, Inc.	4,370,894
129,900	@	Scientific Games Corp.	3,095,517
164,733	@, L	Shuffle Master, Inc.	4,513,684
			11,980,095

		Healthcare-Products: 10.4%
137,700	@,L	Arthrocare Corp.	4,439,448
85,300	@	Gen-Probe, Inc.	3,314,758
31,000	@	Inamed Corp.	1,929,130
56,233	@	Intuitive Surgical, Inc.	2,783,534
84,001	@,L	Kyphon, Inc.	2,409,989
129,663	@,L	Laserscope	4,464,296
42,400	@	Viasys Healthcare, Inc.	985,800
			20,326,955

		Healthcare-Services: 6.7%
174,000	@,L	Amsurg Corp.	4,691,040
58,000	@	Pediatrix Medical Group, Inc.	4,270,540
85,840	@,L	United Surgical Partners Intl., Inc.	4,132,338
			13,093,918

		Home Builders: 1.2%
76,940	L	Thor Industries, Inc.	$2,336,111
			2,336,111

		Household Products/Wares: 1.6%
97,600	L	Yankee Candle Co., Inc.	3,079,280
			3,079,280

		Insurance: 3.3%
54,900	@,L	Philadelphia Consolidated
		Holding Co.	4,527,603
50,700	@	Proassurance Corp.	1,983,384
			6,510,987

		Internet: 6.3%
44,400	@	Digital Insight Corp.	965,256
53,000	@	Equinix, Inc.	2,019,300
21,900	@	F5 Networks, Inc.	1,121,499
43,100	@,L	Infospace, Inc.	1,461,952
173,000	@,L	Openwave Systems, Inc.	2,690,150
221,200	@	TIBCO Software, Inc.	1,402,408
247,500	@,L	ValueClick, Inc.	2,653,200
			12,313,765

		Leisure Time: 0.5%
19,900		Polaris Industries, Inc.	1,044,153
			1,044,153

		Lodging: 1.6%
47,332		Station Casinos, Inc.	3,081,313
			3,081,313

		Miscellaneous Manufacturing: 1.7%
64,086	@,L	Ceradyne, Inc.	1,479,746
24,570	@	Cuno, Inc.	1,746,927
			3,226,673

		Oil and Gas: 5.0%
78,800	@	Southwestern Energy Co.	5,500,240
107,000	@,L	Unit Corp.	4,175,140
			9,675,380

		Pharmaceuticals: 2.5%
144,500	@,L	HealthExtras, Inc.	2,476,730
97,364	@	VCA Antech, Inc.	2,410,733
			4,887,463

		Retail: 14.6%
113,800		Applebees Intl., Inc.	3,103,326
94,460	@,L	Chico’s FAS, Inc.	3,231,477
71,963	@	Copart, Inc.	1,783,963
90,400	@	Dave & Buster’s, Inc.	1,623,584
109,000	@,L	Dick’s Sporting Goods, Inc.	3,942,530
65,100	@,L	GameStop Corp.	1,898,316
187,949	@	Pacific Sunwear of California, Inc.	3,946,928
72,800	@	Petco Animal Supplies, Inc.	2,190,552
37,900	@,L	Red Robin Gourmet Burgers, Inc.	2,079,952
137,950	@	Sonic Corp.	4,690,299
			28,490,927

		Semiconductors: 2.4%
46,300	@	Formfactor, Inc.	1,204,726
67,200	@,L	Microsemi Corp.	1,386,336
73,200	@,L	Tessera Technologies, Inc.	2,155,008
			4,746,070

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALL CAP OPPORTUNITIES FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Software: 5.6%
81,400	@,L	Avid Technology, Inc.	$4,773,296
35,000		Global Payments, Inc.	2,425,500
29,700	@	Verint Systems, Inc.	1,039,500
147,531	@	Witness Systems, Inc.	2,564,089
			10,802,385

		Storage/Warehousing: 1.0%
53,600	@,L	Mobile Mini, Inc.	1,978,912
			1,978,912

		Telecommunications: 1.6%
340,745	@,L	Powerwave Technologies, Inc.	3,111,002
			3,111,002

		Transportation: 1.9%
101,730		Forward Air Corp.	2,731,451
39,700		Knight Transportation, Inc.	970,665
			3,702,116

		Total Common Stock
		(Cost $136,327,947)	188,057,803

Principal Amount		Value
SHORT-TERM INVESTMENTS: 30.3%

	Repurchase Agreement: 3.8%
$7,489,000	Goldman Sachs Repurchase
	Agreement dated 05/31/05, 3.030%,
	due 06/01/05, $7,489,630 to be
	received upon repurchase
	(Collateralized by $7,713,000
	Franchise Mortgage Acceptance
	Corporation, 2.750%, Market Value
	plus accrued interest $7,638,908,
	due 10/15/06.	7,489,000
	Total Repurchase Agreement
	(Cost $7,489,000)	7,489,000

Principal Amount			Value
	Securities Lending CollateralCC: 26.5%
51,740,320	The Bank of New York Institutional
	Cash Reserves Fund		$51,740,320
	Total Securities Lending Collateral
	(Cost $51,740,320)		51,740,320
	Total Short-Term Investments
	(Cost $59,229,320)		$59,229,320

	Total Investments In Securities (Cost $195,557,267)*	126.8%	$247,287,123
	Other Assets and Liabilities-Net	(26.8)	(52,332,480)
	Net Assets	100.0%	$194,954,643

@                    Non-income producing security

cc                    Securities purchased with cash collateral for securities loaned.

L                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                         Cost for federal income tax purposes is $195,602,450. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$55,277,880
Gross Unrealized Depreciation	(3,593,207)
Net Unrealized Appreciation	$51,684,673

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FINANCIAL SERVICES FUND	AS OF MAY 31, 2005)

Shares			Value
COMMON STOCK: 96.0%

		Banks: 26.2%
277,307		Bank of America Corp.	$12,844,860
120,733		City National Corp.	8,575,665
98,111		Cullen/Frost Bankers, Inc.	4,376,732
215,000		Prosperity Bancshares, Inc.	5,830,800
281,239		The Bank of New York Co., Inc.	8,105,308
335,719		U.S. Bancorp	9,846,638
99,787		Wachovia Corp.	5,064,190
262,695		Wells Fargo & Co.	15,869,406
87,386		Zions Bancorporation	6,190,424
			76,704,023

		Diversified Financial Services: 42.4%
139,106	@	Affiliated Managers Group, Inc.	9,278,370
117,800		American Express Co.	6,343,530
97,166		Capital One Financial Corp.	7,326,316
150,700		CIT Group, Inc.	6,392,694
411,200		Citigroup, Inc.	19,371,631
219,374		Countrywide Financial Corp.	8,154,132
238,993	@	E*TRADE Financial Corp.	2,951,564
120,826		Fannie Mae	7,157,732
42,380		Franklin Resources, Inc.	3,057,293
136,700		Freddie Mac	8,890,968
87,973		Goldman Sachs Group, Inc.	8,577,368
314,198		JPMorgan Chase & Co.	11,232,579
79,179		Lehman Brothers Holdings, Inc.	7,300,304
122,767		MBNA Corp.	2,589,156
153,254		Merrill Lynch & Co., Inc.	8,315,562
151,665		Morgan Stanley	7,425,518
			124,364,717

		Home Builders: 2.6%
223,468		DR Horton, Inc.	7,725,289
			7,725,289

		Insurance: 21.9%
138,345	@@	ACE Ltd.	5,979,271
121,200		AFLAC, Inc.	5,035,860
50,992		Allstate Corp.	2,967,734
184,871		American Intl. Group, Inc.	10,269,583
122,599		Genworth Financial, Inc.	3,554,145
99,459		Hartford Financial Services
		Group, Inc.	7,438,539
96,552		Lincoln National Corp.	4,396,013
132,612		PMI Group, Inc.	5,012,734
98,000		Prudential Financial, Inc.	6,204,380
60,386		Radian Group, Inc.	2,770,510
94,201	@@	RenaissanceRe Holdings Ltd.	4,436,867
164,556		St. Paul Travelers Cos., Inc.	6,233,381
			64,299,017

		Software: 2.9%
226,234		First Data Corp.	8,558,432
			8,558,432

		Total Common Stock
		(Cost $231,935,951)	281,651,478

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.2%

	Repurchase Agreement: 4.2%
$12,366,000	Goldman Sachs Repurchase
	Agreement dated 05/31/05, 3.030%,
	due 06/01/05, $12,367,041 to be
	received upon repurchase
	(Collateralized by $12,605,000
	Federal Home Loan Bank,
	2.125%-3.875%, Market Value
	plus accrued interest $12,614,133,
	due 09/15/05-08/06/07.		$12,366,000

	Total Short-Term Investments
	(Cost $12,366,000)		$12,366,000

	Total Investments In Securities (Cost $244,301,951)*	100.2%	$294,017,478
	Other Assets and Liabilities-Net	(0.2)	(670,332)
	Net Assets	100.0%	$293,347,146

@                                    Non-income producing security

@@                        Foreign issuer

*                                         Cost for federal income tax purposes is $244,747,102. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$55,885,177
Gross Unrealized Depreciation	(6,614,801)
Net Unrealized Appreciation	$49,270,376

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND	AS OF MAY 31, 2005

Shares				Value
COMMON STOCK: 97.4%

		Agriculture: 3.2%
15,480		Altria Group, Inc.		$1,039,327
4,570		Reynolds American, Inc.		378,899
				1,418,226

		Auto Manufacturers: 8.3%
174,150		Ford Motor Co.		1,738,017
62,280		General Motors Corp.		1,963,688
				3,701,705

		Auto Parts and Equipment: 2.4%
248,740		Delphi Corp.		1,082,019
				1,082,019

		Computers: 10.9%
56,490		Electronic Data Systems Corp.		1,112,853
57,740		Hewlett-Packard Co.		1,299,728
8,420		International Business Machines Corp.		636,131
292,630	@	Sun Microsystems, Inc.		1,114,920
98,610	@	Unisys Corp.		713,936
				4,877,568

		Communications Equipment: 3.7%
587,190	@	Lucent Technologies, Inc.		1,650,004
				1,650,004

		Diversified Financial Services: 5.2%
17,660		CIT Group, Inc.		749,137
8,200		Citigroup, Inc.		386,302
33,040		J.P. Morgan Chase & Co.		1,181,180
				2,316,619

		Environmental Control: 0.9%
13,330		Waste Management, Inc.		393,102
				393,102

		Food: 12.6%
80,660		Albertson’s, Inc.		1,693,053
11,860		Kraft Foods, Inc.		384,738
100,790	@	Kroger Co.		1,690,248
84,710	@	Safeway, Inc.		1,864,468
				5,632,507

		Healthcare-Services: 2.8%
101,710	@	Tenet Healthcare Corp.		1,232,725
				1,232,725

		Housewares: 1.4%
27,550		Newell Rubbermaid, Inc.		627,865
				627,865

		Insurance: 7.5%
14,380		American Intl. Group, Inc.		798,809
23,690		Aon Corp.		590,592
13,670		Loews Corp.		1,029,351
16,740		Nationwide Financial Services		639,133
17,200		UnumProvident Corp.		315,792
				3,373,677

		Office/Business Equipment: 3.4%
111,890	@	Xerox Corp.		1,518,347
				1,518,347

		Pharmaceuticals: 15.0%
63,870		Bristol-Myers Squibb Co.		$1,619,743
51,480		Merck & Co., Inc.		1,670,011
45,340		Pfizer, Inc.		1,264,986
68,850		Schering-Plough Corp.		1,342,575
19,170		Wyeth		831,403
				6,728,718

		Pipelines: 3.2%
136,780		El Paso Corp.		1,414,305
				1,414,305

		Semiconductors: 3.7%
148,960	@	Micron Technology, Inc.		1,635,581
				1,635,581

		Telecommunications: 12.4%
65,840		BellSouth Corp.		1,761,879
74,050		SBC Communications, Inc.		1,731,289
16,230		Sprint Corp.		384,489
46,990		Verizon Communications, Inc.		1,662,506
				5,540,163

		Toys/Games/Hobbies: 0.8%
18,580		Mattel, Inc.		337,784
				337,784

		Total Investments In Securities (Cost $43,794,922)*	97.4%	$43,480,915
		Other Assets and Liabilities-Net	2.6	1,167,040
		Net Assets	100.0%	$44,647,955

@            Non-income producing security

*              Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,003,514
Gross Unrealized Depreciation	(2,317,521)
Net Unrealized Depreciation	$(314,007)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.7%

		Aerospace/Defense: 1.8%
58,200		General Dynamics Corp.	$6,284,436
			6,284,436

		Agriculture: 3.6%
184,300		Altria Group, Inc.	12,373,902
			12,373,902

		Apparel: 1.6%
67,500		Nike, Inc.	5,548,500
			5,548,500

		Banks: 8.3%
290,600		Bank of America Corp.	13,460,592
107,700		The Bank of New York Co., Inc.	3,103,914
197,200		Wells Fargo & Co.	11,912,852
			28,477,358

		Beverages: 1.8%
81,100		Coca-Cola Co.	3,619,493
41,400		Molson Coors Brewing Co.	2,420,658
			6,040,151

		Building Materials: 1.4%
153,000		Masco Corp.	4,899,060
			4,899,060

		Chemicals: 4.2%
135,500		Dow Chemical Co.	6,136,795
70,300		Lyondell Chemical Co.	1,668,922
145,700		Praxair, Inc.	6,828,959
			14,634,676

		Coal: 1.3%
95,300		Peabody Energy Corp.	4,549,622
			4,549,622

		Computers: 2.8%
125,500		International Business
		Machines Corp.	9,481,525
			9,481,525

		Diversified Financial Services: 15.7%
65,100	L	Capital One Financial Corp.	4,908,540
194,200		Citigroup, Inc.	9,148,762
197,500		Countrywide Financial Corp.	7,341,075
116,500		Freddie Mac	7,577,160
230,800		JPMorgan Chase & Co.	8,251,100
18,900		Lehman Brothers Holdings, Inc.	1,742,580
113,400		Merrill Lynch & Co., Inc.	6,153,084
182,600		Morgan Stanley	8,940,096
			54,062,397

		Electric: 2.6%
60,200		Entergy Corp.	4,324,166
125,800	L	PG&E Corp.	4,499,866
			8,824,032

		Electrical Components and Equipment: 1.9%
98,800		Emerson Electric Co.	6,567,236
			6,567,236

		Electronics: 2.4%
320,500	@@	Koninklijke Philips
		Electronics NV	$8,211,210
			8,211,210

		Food: 1.3%
67,900	@@	Nestle SA ADR	4,478,949
			4,478,949

		Forest Products and Paper: 0.5%
52,600	L	International Paper Co.	1,694,246
			1,694,246

		Gas: 1.3%
110,500		Sempra Energy	4,383,535
			4,383,535

		Healthcare-Services: 1.9%
62,600		Quest Diagnostics, Inc.	6,573,000
			6,573,000

		Insurance: 3.9%
113,200		American Intl. Group, Inc.	6,288,260
159,900		MetLife, Inc.	7,131,540
			13,419,800

		Household Products/Wares: 2.1%
112,500		Kimberly-Clark Corp.	7,237,125
			7,237,125

		Leisure Time: 1.1%
84,200	@@,L	Royal Caribbean Cruises Ltd.	3,882,462
			3,882,462

		Lodging: 0.5%
30,300	@,@@,L	Kerzner Intl. Ltd.	1,865,874
			1,865,874

		Media: 3.3%
106,400		Gannett Co., Inc.	7,922,544
92,400	L	Tribune Co.	3,343,032
			11,265,576

		Mining: 0.7%
88,200		Alcoa, Inc.	2,390,220
			2,390,220

		Miscellaneous Manufacturing: 5.6%
69,800		Danaher Corp.	3,848,074
242,700		General Electric Co.	8,853,696
223,900	@@,L	Tyco Intl., Ltd.	6,477,427
			19,179,197

		Office/Business Equipment: 0.5%
123,000	@	Xerox Corp.	1,669,110
			1,669,110

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares				Value
		Oil and Gas: 11.7%
61,200		Apache Corp.		$3,596,112
57,500	@@	BP PLC ADR		3,461,500
112,000	L	Cabot Oil & Gas Corp.		3,511,200
42,100		ConocoPhillips		4,540,064
73,200	L	EOG Resources, Inc.		3,651,948
209,600		Exxon Mobil Corp.		11,779,520
164,700	@,L	Plains Exploration & Production Co.		5,031,585
145,300		XTO Energy, Inc.		4,521,736
				40,093,665

		Oil and Gas Services: 2.9%
71,000	L	BJ Services Co.		3,574,850
146,400		Halliburton Co.		6,257,136
				9,831,986

		Pharmaceuticals: 4.3%
364,600		Pfizer, Inc.		10,172,340
137,700	@@,L	Teva Pharmaceutical Industries Ltd. ADR		4,595,049
				14,767,389

		Retail: 3.0%
87,400	L	Best Buy Co., Inc.		4,757,182
175,400		McDonald’s Corp.		5,426,876
				10,184,058

		Savings and Loans: 2.2%
337,200		Sovereign Bancorp, Inc.		7,526,304
				7,526,304

		Software: 1.5%
206,800	L	Microsoft Corp.		5,335,440
				5,335,440

		Telecommunications: 2.0%
294,500		SBC Communications, Inc.		6,885,410
				6,885,410

		Total Common Stock (Cost $300,086,256)		342,617,451

SHORT-TERM INVESTMENTS: 12.7%

		Repurchase Agreement: 0.9%
$3,302,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $3,302,278 to be received upon repurchase (Collateralized by $3,405,000 Federal Home Loan Bank, 3.080%, Market Value plus accrued interest $3,371,438, due 12/04/07.		$3,302,000

		Total Repurchase Agreement (Cost $3,302,000)
				3,302,000

		Securities Lending Collateralcc: 11.8%
40,540,622		The Bank of New York Institutional Cash Reserves Fund		40,540,622
		Total Securities Lending Collateral (Cost $40,540,622)		40,540,622
		Total Short-Term Investments (Cost $43,842,622)		43,842,622

		Total Investments In Securities (Cost $343,928,878)*	112.4%	$386,460,073
		Other Assets and Liabilities-Net	(12.4)	(42,712,608)
		Net Assets	100.0%	$343,747,465

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $343,949,065. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,893,155
Gross Unrealized Depreciation	(5,382,147)
Net Unrealized Appreciation	$42,511,008

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF MAY 31, 2005

Shares			Value

COMMON STOCK: 98.0%

		Agriculture: 2.0%
102,617		Loews Corp.	$3,066,196
			3,066,196

		Airlines: 2.8%
241,850	@,L	AMR Corp.	3,119,865
296,400	@,L	Delta Air Lines, Inc.	1,141,140
			4,261,005

		Apparel: 3.7%
512,810	@,@@,L	Tommy Hilfiger Corp.	5,712,703
			5,712,703

		Auto Parts and Equipment: 14.7%
99,060		American Axle & Manufacturing Holdings, Inc.	2,050,542
196,910	L	ArvinMeritor, Inc.	2,835,504
120,900		Dana Corp.	1,638,195
598,550	L	Delphi Corp.	2,603,693
440,620	@,L	Goodyear Tire & Rubber Co.	6,340,522
42,500	L	Lear Corp.	1,602,250
721,610	L	Visteon Corp.	5,505,884
			22,576,590

		Banks: 0.6%
100,000	@@	W Holding Co., Inc.	903,000
			903,000

		Chemicals: 3.3%
79,000	@	Huntsman Corp.	1,520,750
171,300	L	Sensient Technologies Corp.	3,485,955
			5,006,705

		Commercial Services: 6.6%
330,300	@	Convergys Corp.	4,501,989
49,000	L	Kelly Services, Inc.	1,362,690
560,580		Service Corp. Intl.	4,249,196
			10,113,875

		Computers: 9.4%
705,400	@	Gateway, Inc.	2,440,684
323,580	@,L	Synopsys, Inc.	5,847,091
847,490	@,L	Unisys Corp.	6,135,827
			14,423,602

		Diversified Financial Services: 0.7%
24,000		CIT Group, Inc.	1,018,080
			1,018,080

		Electric: 0.0%
162,000	@,L	Mirant Corp.	57,105
			57,105

		Electronics: 4.6%
302,700	@,L	Kemet Corp.	2,118,900
1,343,672	@,L	Solectron Corp.	4,904,403
			7,023,303

		Food: 7.2%
105,800	L	Albertson’s, Inc.	$2,220,742
349,030	@	Del Monte Foods Co.	3,643,873
199,980	@	Safeway, Inc.	4,401,560
818,464	@,L	Winn-Dixie Stores, Inc.	859,387
			11,125,562

		Healthcare-Services: 3.3%
411,810	@,L	Tenet Healthcare Corp.	4,991,137
			4,991,137

		Home Furnishings: 3.2%
334,400	L	Maytag Corp.	4,878,896
			4,878,896

		Insurance: 8.9%
42,100	@	Allmerica Financial Corp.	1,470,132
112,840	@@	Assured Guaranty Ltd.	2,318,862
62,460	@,L	CNA Financial Corp.	1,722,647
69,400	L	Nationwide Financial Services	2,649,692
285,550	L	Phoenix Cos., Inc.	3,283,825
125,230	L	UnumProvident Corp.	2,299,223
			13,744,381

		Office/Business Equipment: 3.1%
498,920		IKON Office Solutions, Inc.	4,834,535
			4,834,535

		Pipelines: 5.2%
618,800	@,L	Dynegy, Inc.	2,877,420
498,883		El Paso Corp.	5,158,450
			8,035,870

		Retail: 2.9%
169,750	@	Toys “R” Us, Inc.	4,447,450
			4,447,450

		Semiconductors: 4.1%
372,469	@	Agere Systems, Inc. - Class B	5,065,578
111,958	@,L	Micron Technology, Inc.	1,229,299
			6,294,877

		Telecommunications: 11.7%
1,539,550	@	3Com Corp.	5,634,753
266,384	@	Avaya, Inc.	2,437,414
66,550		CenturyTel, Inc.	2,182,175
994,030	@	Cincinnati Bell, Inc.	3,926,419
186,750	@	Tellabs, Inc.	1,535,085
315,090	@,L	UTStarcom, Inc.	2,319,062
			18,034,908
		Total Common Stock
		(Cost $164,976,686)	150,549,780

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.0%
	Securities Lending CollateralCC: 24.0%
$36,890,766	The Bank of New York Institutional
	Cash Reserves Fund		$36,890,766
	Total Short-Term Investments
	(Cost $36,890,766)		36,890,766
	Total Investments in
	Securities (Cost
	$201,867,452)*	122.0%	$187,440,546
	Other Assets and
	Liabilities-Net	(22.0)	(33,749,542)
	Net Assets	100.0%	$153,691,004

@                                    Non-income producing security

@@                        Foreign issuer

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $201,912,898. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,006,264
Gross Unrealized Depreciation	(28,478,616)
Net Unrealized Depreciation	$(14,472,352)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
COMMON STOCK: 60.6%

		Agriculture: 1.3%
4,300		Archer-Daniels-Midland Co.	$85,355
			85,355

		Chemicals: 2.8%
600	@@	DSM NV ADR	10,085
13,700	@	Mosaic Co.	179,196
			189,281

		Computers: 1.6%
20,000	@	Maxtor Corp.	109,800
			109,800

		Distribution/Wholesale: 0.8%
900		CDW Corp.	52,362
			52,362

		Electric: 6.0%
1,900		Alliant Energy Corp.	52,440
900		American Electric Power Co., Inc.	32,121
700		DTE Energy Co.	33,278
1,900	@@	Energias de Portugal SA ADR	48,374
1,900		Idacorp, Inc.	53,808
6,300	@@	Korea Electric Power Corp. ADR	93,807
1,100		Progress Energy, Inc.	48,653
2,100		Puget Energy, Inc.	47,775
			410,256

		Electronics: 1.9%
1,000	@,@@	Kyocera Corp. ADR	76,850
3,400	@	OSI Systems, Inc.	50,660
			127,510

		Environmental Control: 2.6%
22,200	@	Allied Waste Industries, Inc.	171,162
			171,162

		Food: 4.7%
3,000		Albertson’s, Inc.	62,970
5,200	@	Del Monte Foods Co.	54,288
5,600	@	Kroger Co.	93,912
5,500		Tyson Foods, Inc.	101,530
			312,700

		Forest Products and Paper: 2.9%
1,800		Bowater, Inc.	56,520
6,800	@@	Domtar, Inc.	51,340
8,900	@@	Sappi Ltd. ADR	86,953
			194,813

		Insurance: 1.9%
3,100		Aon Corp.	77,283
1,900	@	CNA Financial Corp.	52,402
			129,685

		Machinery-Construction and Mining: 0.1%
300	@@	Komatsu Ltd. ADR	9,074
			9,074

		Machinery-Diversified: 4.4%
8,800	@	AGCO Corp.	161,568
3,000	@@	CNH Global NV	53,490
3,200		Lindsay Manufacturing Co.	64,032
700	@@	Metso Oyj ADR	14,049
			293,139

		Mining: 18.0%
5,650	@@	AngloGold Ashanti Ltd. ADR	$194,021
10,800	@,@@	Apex Silver Mines Ltd.	145,260
4,900	@@	Barrick Gold Corp.	112,651
72,800	@,@@	Bema Gold Corp.	150,696
21,800	@,@@	Eldorado Gold Corp.	50,358
9,000	@,@@	Gammon Lake Resources, Inc.	53,820
600	@@	Inco Ltd.	23,154
4,800	@,@@	Lihir Gold Ltd. ADR	78,912
2,800	@@	Lonmin PLC ADR	52,358
3,000		Newmont Mining Corp.	111,720
6,200	@@	Noranda, Inc.	102,920
19,600	@,@@	Orezone Resources, Inc.	23,520
8,100	@@	Placer Dome, Inc.	109,512
			1,208,902

		Miscellaneous Manufacturing: 1.1%
2,500		Trinity Industries, Inc.	72,650
			72,650

		Oil and Gas: 1.7%
796		Kerr-McGee Corp.	58,793
2,100	@@	Nexen, Inc.	54,600
			113,393

		Oil and Gas Services: 1.6%
2,400	@@	Technip SA ADR	106,104
			106,104

		Real Estate Investment Trusts: 1.0%
9,500		MFA Mortgage Investments, Inc.	67,355
			67,355

		Retail: 0.9%
8,500	@	Rite Aid Corp.	33,660
700	@	School Specialty, Inc.	27,454
			61,114

		Software: 0.2%
4,100	@	Authentidate Holding Corp.	12,054
			12,054

		Telecommunications: 1.4%
4,500	@@	KT Corp. ADR	94,185
			94,185

		Transportation: 3.7%
4,700	@	Central Freight Lines, Inc.	13,677
1,600	@@	CP Ships Ltd.	27,744
3,100		Union Pacific Corp.	207,576
			248,997
		Total Common Stock
		(Cost $4,077,075)	4,069,891

PREFERRED STOCK: 0.4%
		Mining: 0.4%
700	@	Freeport-McMoRan
		Copper & Gold, Inc.	29,127
		Total Preferred Stock
		(Cost $30,236)	29,127

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 15.0%

	Electrical Components and
	Equipment: 2.0%
$ 207,000	GrafTech Intl. Ltd., 1.625%,
	due 01/15/24		$132,221
			132,221

	Electronics: 0.8%
53,000	Agilent Technologies, Inc., 3.000%,
	due 12/01/21		52,139
3,000	FEI Co., 5.500%, due 08/15/08		3,049
			55,188

	Environmental Control: 1.2%
104,000	Allied Waste North America, 4.250%,
	due 04/15/34		83,200
			83,200

	Mining: 0.3%
28,000	Apex Silver Mines Ltd., 2.875%,
	due 03/15/24		18,235
			18,235

	Semiconductors: 7.5%
86,000	Axcelis Technologies, Inc., 4.250%,
	due 01/15/07		82,238
26,000	Brooks Automation, Inc., 4.750%,
	due 06/01/08		24,863
208,000	International Rectifier Corp., 4.250%,
	due 07/15/07		205,139
195,000	Triquint Semiconductor, Inc., 4.000%,
	due 03/01/07		188,418
			500,658

	Telecommunications: 3.2%
271,000	Adaptec, Inc., 0.750%, due 12/22/23		214,429
			214,429

	Total Convertible Corporate Bonds
	(Cost $1,035,482)		1,003,931

	Total Investments In
	Securities (Cost
	$5,142,793)*	76.0%	$5,102,949
	Other Assets and
	Liabilities-Net	24.0	1,613,300
	Net Assets	100.0%	$6,716,249

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

*                                         Cost for federal income tax purposes is $5,177,862. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$79,039
Gross Unrealized Depreciation	(140,274)
Net Unrealized Depreciation	$(61,235)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 95.9%

		Airlines: 1.8%
685,520	@,L	Delta Air Lines, Inc.	$2,639,252
			2,639,252

		Apparel: 4.6%
132,150	L	Russell Corp.	2,471,205
386,440	@,@@	Tommy Hilfiger Corp.	4,304,942
			6,776,147

		Auto Parts and Equipment: 16.3%
174,940		American Axle & Manufacturing
		Holdings, Inc.	3,621,258
263,640	L	ArvinMeritor, Inc.	3,796,517
132,500		Cooper Tire & Rubber Co.	2,522,800
280,539	@,L	Goodyear Tire & Rubber Co.	4,036,956
182,590	L	Superior Industries Intl., Inc.	4,135,664
774,640	L	Visteon Corp.	5,910,503
			24,023,698

		Chemicals: 3.9%
98,105	@@	Octel Corp.	1,771,776
194,590	L	Sensient Technologies Corp.	3,959,907
			5,731,683

		Commercial Services: 3.8%
125,430		Kelly Services, Inc.	3,488,209
281,980		Service Corp. Intl.	2,137,408
			5,625,617

		Computers: 3.9%
113,440	@,L	Electronics for Imaging	2,155,360
1,030,150	@	Gateway, Inc.	3,564,319
			5,719,679

		Diversified Financial Services: 1.5%
407,110	@,L	LaBranche & Co., Inc.	2,251,318
			2,251,318

		Electrical Components and
		Equipment: 1.4%
104,860		Belden CDT, Inc.	2,109,783
			2,109,783

		Electronics: 2.9%
600,040	@,L	Kemet Corp.	4,200,280
			4,200,280

		Food: 4.8%
125,440	@	Del Monte Foods Co.	1,309,594
675,960	@,L	Interstate Bakeries Corp.	4,353,182
1,385,637	@,L	Winn-Dixie Stores, Inc.	1,454,919
			7,117,695

		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	1,540,055
			1,540,055

		Healthcare-Services: 1.8%
659,900	@,L	OCA, Inc.	2,705,590
			2,705,590

		Home Builders: 3.3%
249,029		Coachmen Industries, Inc.	$3,050,605
200,900	@	National RV Holdings, Inc.	1,781,983
			4,832,588

		Home Furnishings: 5.4%
236,800		Kimball International, Inc.	2,912,640
343,220	L	Maytag Corp.	5,007,580
			7,920,220

		Household Products/Wares: 1.6%
88,800	L	American Greetings Corp.	2,307,024
			2,307,024

		Insurance: 8.3%
41,820	@	Allmerica Financial Corp.	1,460,354
73,540	@@	Assured Guaranty Ltd.	1,511,247
29,990		Kansas City Life Insurance Co.	1,413,129
172,088	@	KMG America Corp.	1,555,676
18,745	@	National Western Life
		Insurance Co.	3,437,364
155,260	L	Phoenix Cos., Inc.	1,785,490
132,470	@	PMA Capital Corp.	984,252
			12,147,512

		Iron/Steel: 1.3%
120,950	L	Ryerson Tull, Inc.	1,840,920
			1,840,920

		Leisure Time: 3.2%
272,900		Callaway Golf Co.	3,190,201
125,700	@,L	K2, Inc.	1,582,563
			4,772,764

		Machinery-Diversified: 3.5%
13,280		Nacco Industries, Inc.	1,361,200
135,290		Tecumseh Products Co.	3,710,328
			5,071,528

		Miscellaneous Manufacturing: 0.4%
33,453		Federal Signal Corp.	522,870
			522,870

		Pipelines: 2.5%
800,520	@,L	Dynegy, Inc.	3,722,418
			3,722,418

		Retail: 1.7%
102,160		Dillard’s, Inc.	2,443,667
			2,443,667

		Semiconductors: 2.5%
110,000	@	Agere Systems, Inc. - Class A	1,496,000
163,800	@	Agere Systems, Inc. - Class B	2,227,680
			3,723,680

		Software: 1.9%
156,160	@	SPSS, Inc.	2,729,677
			2,729,677

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Telecommunications: 10.3%
1,243,560	@	3Com Corp.	$4,551,430
1,060,766	@	Adaptec, Inc.	4,221,849
719,863	@	Cincinnati Bell, Inc.	2,843,459
486,340	@,L	UTStarcom, Inc.	3,579,462
			15,196,200

		Transportation: 2.2%
211,000	@,L	Sirva, Inc.	1,656,350
134,300	@	US Xpress Enterprises, Inc.	1,639,803
			3,296,153

		Total Common Stock
		(Cost $157,615,381)	140,968,018

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 26.4%

	Securities Lending CollateralCC: 26.4%
$38,858,767	The Bank of New York Institutional
	Cash Reserves Fund		38,858,767
	Total Short-Term Investments
	(Cost $38,858,767)		38,858,767
	Total Investments In
	Securities (Cost
	$196,474,148)*	122.3%	$179,826,785
	Other Assets and
	Liabilities-Net	(22.3)	(32,742,671)
	Net Assets	100.0%	$147,084,114

@                                    Non-income producing security

@@                        Foreign issuer

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $196,837,741. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,506,399
Gross Unrealized Depreciation	(25,517,355)
Net Unrealized Depreciation	$(17,010,956)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 91.2%

		Apparel: 2.3%
10,400	@	Gymboree Corp.	$137,958
			137,958

		Auto Parts and Equipment: 1.6%
5,200	@	Commercial Vehicle Group, Inc.	95,517
			95,517

		Banks: 1.5%
5,700	@	Bancorp, Inc.	89,138
			89,138

		Building Materials: 1.5%
2,200		York Intl. Corp.	90,652
			90,652

		Chemicals: 2.2%
4,700	@@	Agrium, Inc.	88,791
1,500		Georgia Gulf Corp.	47,730
			136,521

		Commercial Services: 1.7%
2,800	@@	Ritchie Bros Auctioneers, Inc.	104,176
			104,176

		Computers: 5.0%
24,700	@	Maxtor Corp.	135,705
65,000	@	Quantum Corp.	169,115
			304,820

		Diversified Financial Services: 2.4%
3,500		IndyMac Bancorp, Inc.	144,097
			144,097

		Electrical Components and
		Equipment: 2.9%
12,400	@	General Cable Corp.	173,734
			173,734

		Electronics: 2.3%
5,600	@	Excel Technology, Inc.	140,262
			140,262

		Engineering and Construction: 1.5%
4,100	@@	Chicago Bridge & Iron Co. NV	88,553
			88,553

		Environmental Control: 2.5%
6,400	@	Aleris Intl., Inc.	152,328
			152,328

		Food: 3.0%
17,400	@	Del Monte Foods Co.	181,664
			181,664

		Forest Products and Paper: 11.2%
5,600		Bowater, Inc.	176,328
12,900	@	Buckeye Technologies, Inc.	106,525
5,000		P. H. Glatfelter Co.	56,160
17,600	@@	Sappi Ltd. ADR	172,455
13,800		Wausau-Mosinee Paper Corp.	172,562
			684,030

		Hand/Machine Tools: 4.3%
3,300		Kennametal, Inc.	$145,200
3,600		Lincoln Electric Holdings, Inc.	117,828
			263,028

		Insurance: 1.5%
12,000	@	PMA Capital Corp.	89,539
			89,539

		Iron/Steel: 3.6%
8,950		Gibraltar Industries, Inc.	175,081
1,200		Reliance Steel & Aluminum Co.	46,033
			221,114

		Machinery-Diversified: 3.4%
10,600		Sauer-Danfoss, Inc.	208,238
			208,238

		Metal Fabricate/Hardware: 1.4%
10,400	@	Earle M. Jorgensen Co.	86,847
			86,847

		Mining: 1.9%
5,100	@	Century Aluminum Co.	114,367
			114,367

		Miscellaneous Manufacturing: 3.8%
11,700	@	Griffon Corp.	233,565
			233,565

		Oil and Gas: 7.3%
5,000	@	Denbury Resources, Inc.	159,732
7,400		Range Resources Corp.	170,652
1,600	@	Southwestern Energy Co.	111,732
			442,116

		Oil and Gas Services: 3.2%
25,200	@,@@	Stolt Offshore SA ADR	193,114
			193,114

		Packaging and Containers: 0.9%
5,200	@	Smurfit-Stone Container Corp.	56,915
			56,915

		Real Estate Investment Trusts: 8.7%
7,500		Anthracite Capital, Inc.	87,474
15,200		HomeBanc Corp.	143,514
11,300		New York Mortgage Trust, Inc.	103,319
2,050		RAIT Investment Trust	58,631
2,800		Saxon Capital, Inc.	47,446
9,400		Sunset Financial Resources, Inc.	88,801
			529,185

		Retail: 3.0%
10,100		Casey’s General Stores, Inc.	182,297
			182,297

		Savings and Loans: 1.4%
5,100	@	Franklin Bank Corp.	87,372
			87,372

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
	Semiconductors: 3.1%
23,900	@ Mattson Technology, Inc.		$186,781
			186,781

	Textiles: 0.9%
16,000	@ Quaker Fabric Corp.		55,827
			55,827

	Transportation: 1.9%
5,950	@ Marten Transport Ltd.		116,819
			116,819

	Total Investments In
	Securities (Cost
	$5,723,560)*	91.9%	$5,590,574
	Other Assets and
	Liabilities-Net	8.1	493,391
	Net Assets	100.0%	$6,083,965

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

*                                         Cost for federal income tax purposes is $5,735,474. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$119,199
Gross Unrealized Depreciation	(264,099)
Net Unrealized Depreciation	$(144,900)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended May 31, 2005 were as follows:

Fund Name	Type	Per Share Amount
Convertible Fund
Class A	NII	$0.4697
Class B	NII	$0.3193
Class C	NII	$0.3384
Class Q	NII	$0.4698

Equity and Bond Fund
Class A	NII	$0.1895
Class B	NII	$0.0894
Class C	NII	$0.1091
Class Q	NII	$0.1619

Real Estate Fund
Class A	NII	$0.5020
Class B	NII	$0.4010
Class C	NII	$0.3851
Class I	NII	$0.5343
Class O	NII	$0.3822
All Classes	STCG	$0.4419
All Classes	LTCG	$0.5037

LargeCap Growth Fund
Class A	NII	$0.3807
Class B	NII	$0.2648
Class C	NII	$0.2660
Class I	NII	$0.4574
Class Q	NII	$0.4170
All Classes	ROC	$0.1453

Financial Services Fund
Class A	NII	$0.0778
Class C	NII	$0.0956
Class O	NII	$0.1345
All Classes	STCG	$0.1303
All Classes	LTCG	$1.3461

LargeCap Value Fund
Class A	NII	$0.0769
Class B	NII	$0.0324
Class C	NII	$0.0310
Class Q	NII	$0.0929
All Classes	STCG	$0.3248

MagnaCap Fund
Class A	NII	$0.1328
Class B	NII	$0.0206
Class C	NII	$0.0211
Class I	NII	$0.2027
Class M	NII	$0.0393
Class Q	NII	$0.0736

MidCap Value Fund
All Classes	STCG	$0.4975
All Classes	LTCG	$0.3854

SmallCap Value Fund
All Classes	STCG	$0.3885
All Classes	LTCG	$0.4973

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

ROC — Return of capital

Total long-term capital gains distributions designated by the Funds are as follows:

Real Estate Fund:	$8,486,213
Financial Services:	$18,500,182
MidCap Value Fund:	$5,232,768
SmallVap Value Fund:	$5,445,567

Of the ordinary distributions made during the fiscal year ended May 31, 2005, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Convertible Fund:	63.46%
Equity and Bond Fund:	82.10%
Real Estate Fund:	1.04%
LargeCap Growth Fund:	43.61%
Financial Services Fund:	99.93%
LargeCap Value Fund:	35.77%
MagnaCap Fund:	100.00%
MidCap Value Fund	23.13%
SmallCap Value Fund:	12.30%

For the fiscal periods ended May 31, 2005, the following are percentages of ordinary dividends paid by the Funds that are desiginated as qualifying dividend income subject to reduced income tax rates for indivduals:

Convertible Fund:	63.46%
Equity and Bond Fund:	81.84%
Real Estate Fund:	2.75	%(1)
LargeCap Growth Fund:	79.82%
Financial Services Fund:	99.93%
LargeCap Value Fund:	35.68%
MagnaCap Fund:	100.00%
MidCap Value Fund	23.15%
SmallCap Value Fund:	12.30%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January 2005, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in calendar year 2004.

(1)          For the tax year ended December 31, 2004.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Funds are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Name, Address	Position(s) Held with	Term of Office and Length of Time	Principal Occupation(s) During the	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee
Independent Trustees:

John V. Boyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Trustee	January 2005 - Present	Executive Director, The Mark Twain House & Museum(2) (September 1989 - Present).	154	None

J. Michael Earley(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 59	Trustee	February 2002 - Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 - Present).	154	None

R. Barbara Gitenstein(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 57	Trustee	February 2002 - Present	President, College of New Jersey (January 1999 - Present).	154	New Jersey Resources (September 2003 - Present).

Patrick W. Kenny(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 62	Trustee	January 2005 - Present	President and Chief Executive Officer International Insurance Society (June 2001 - Present). Formerly, Executive Vice, Frontier Insurance Group, Inc. (September 1998 - March 2001).	154	Assured Guaranty Ltd. (November 2003 - Present).

Walter H. May(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 68	Trustee	October 1999 - Present	Retired.	154	BestPrep (September 1991 - Present).

Jock Patton(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 59	Chairman and Trustee	August 1995 - Present for ING Investment Funds, Inc.	Private Investor (June 1997 - Present). Formerly Director and Chief	154	JDA Software Group, Inc. (January 1999 - Present); Swift

		October 1999 - Present for ING Mayflower Trust and ING Equity Trust	Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 - December 2001).		Transportation Co. (March 2004 - Present).

David W.C. Putnam(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 65	Trustee	October 1999 - Present	President and Director, F.L. Putnam Securities Company, Inc. (June 1978 - Present).	154

Progressive Capital Accumulation Trust (August 1998 - Present); Principled Equity Market Trust (November 1996 - Present); Mercy Endowment Foundation (September 1995 - Present); Asian American Bank and Trust Company (June 1992 - Present); and Notre Dame Health Care Center (July 1991 - Present).

Roger B. Vincent(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born : 59	Trustee	February 2002 - Present for ING Investment Funds, Inc. and ING Equity Trust October 1999 - Present for ING Mayflower Trust	President, Springwell Corporation (March 1989 - Present).	154	AmeriGas Propane, Inc. (January 1998 - Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s) Held with	Term of Office and Length of Time	Principal Occupation(s) During the	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee
Richard A. Wedemeyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 69	Trustee	February 2001 - Present	Retired. Formerly, Vice President - Finance and Administration, The Channel Corporation (June 1996 - April 2002). Formerly, Trustee, First Choice Funds (February 1997 - April 2001).	154	Touchstone Consulting Group (June 1997 - Present) and Jim Henson Legacy (April 1994 - Present).

Trustees who are “Interested Persons”:

Thomas J. McInerney(5) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 59	Trustee	February 2001 - Present	Chief Executive Officer, ING U.S. Financial Services (January 2005 - Present); General Manager and Chief Executive Officer, U.S. Financial Services (December 2003 - December 2004); Chief Executive Officer, ING U.S. Financial Services (September 2001 - December 2003); and General Manager and Chief Executive Officer, U.S. Worksite Financial Services (December 2000 - September 2001).	200

Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co. Inc.; Ameribest Life Insurance Co.; First Columbine Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 - Present).

John G. Turner(6) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 65	Trustee	October 1999 - Present	Retired. Formerly, Vice Chairman of ING Americas (September 2000 - January 2002); Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company (July 1993 - September 2000); Director of ReliaStar Life Insurance Company of New York (April 1975 - December 2001); Director of Northern Life Insurance Company (March 1985 - April 2000); Chairman and Trustee of the Northstar affiliated investment companies (May 1993 - December 2001).	154	Hormel Foods Corporation (March 2000 - Present); ShopKo Stores, Inc. (August 1999 - Present); and Conseco, Inc. (September 2003 - Present).

(1)          Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)          Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(3)          Valuation, Proxy and Brokerage Committee member.

(4)          Audit Committee member.

(5)          Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(6)          Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) during the
and Age	Held with the Trust	Length of Time Served(1)	Past Five Years
Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 56	President and Chief Executive Officer Chief Operating Officer	February 2001 - Present July 2000 - Present

President and Chief Executive Officer, ING Investments, LLC (December 2000 - Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 - December 2000); and Executive Vice President, ING Investments, LLC (May 1998 - June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 47	Executive Vice President	February 2002 - Present

Executive Vice President (December 2001 - Present) and Chief Compliance Officer (October 2004 - Present), ING Investments, LLC. Formerly, Chief Financial Officer and Treasurer, ING Investments, LLC (December 2001 - March 2005); Senior Vice President, ING Investments, LLC (June 1998 - December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 55	Executive Vice President	February 2002 - Present

Executive Vice President, ING Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer (January 2003 - Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 - January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 - August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 50	Chief Compliance Officer	November 2004 - Present

Chief Compliance Officer of the ING Funds (November 2004 - Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 37	Senior Vice President, Chief Financial Officer and Assistant Secretary	April 2005 - Present

Senior Vice President, ING Funds Services, LLC (April 2005 - Present). Formerly, Vice President, ING Funds Services, LLC (September 2002 - March 2005); Director, Financial Reporting, ING Investments, LLC (March 2001 - September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 - January 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 41	Senior Vice President and Assistant Secretary	November 1999 - Present	Senior Vice President (August 1999 - Present) and Assistant Secretary (October 2001 - Present), ING Funds Services, LLC.

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 40	Senior Vice President	November 2003 - Present

Senior Vice President, ING Investments, LLC (October 2003 - Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 - October 2003); and Assistant Vice President, ING Funds Services, LLC (November 1999 - January 2001).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 37	Vice President and Treasurer	November 1999 - Present	Vice President, ING Funds Services, LLC (October 2001 - Present) and ING Investments, LLC (August 1997 - Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 51	Vice President	February 2003 - Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 - Present); and Vice President, ING Investments, LLC (February 1996 - Present). Formerly, Chief Compliance Officer, ING Investments, LLC October 2001 - October 2004.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 47	Vice President	September 2004 - Present

Vice President, ING Funds Services, LLC (September 2004 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 - September 2004); and Manager Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 - October 2001).

Mary A. Gaston 7337 E. Doubletree Ranch Rd Scottsdale, Arizona 85258 Age : 39	Vice President	April 2005 - Present

Vice President, ING Fund Services, LLC (April 2005 - Present). Formerly, Assistant Vice President, Financial Reporting, ING Investments, LLC (April 2004 - April 2005); Manager, Financial Reporting, ING Investments, LLC (August 2002 - April 2004); and Controller Z Seven Fund, Inc. and Ziskin Asset Management, Inc. (January 2000 - March 2002).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 28	Assistant Vice President	February 2003 - Present	Assistant Vice President, ING Funds Services, LLC (December 2002 - Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Rand Rd. Scottsdale, Arizona 85258 Age : 48	Assistant Vice President	September 2004 - Present

Assistant Vice President, ING Funds Services, LLC (August 2004 - Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 41	Secretary	August 2003 - Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 - Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 - September 2003); and Associate General Counsel of AIG American General (January 1999 - November 2002).

Theresa K. Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age : 42	Assistant Secretary	August 2003 - Present	Counsel, ING Americas, U.S. Legal Services (April 2003 - Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 - April 2003).

Robin R. Nesbitt 7337 E. Doubletree Rand Rd. Scottsdale, Arizona 85258 Age : 31	Assistant Secretary	September 2004 - Present

Supervisor, Board Operations, ING Funds Services, LLC (August 2003 - Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 - August 2003); Associate, PricewaterhouseCoopers (January 2001 - August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 - December 2000).

(1)          The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

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ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds
ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds
ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds
ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund
ING Value Opportunity Fund

Fixed Income Funds
ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Funds
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Global Value Choice Fund

International Equity Funds
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Fund
ING International Value Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

Loan Participation Fund
ING Senior Income Fund

Money Market Funds*
ING Aeltus Money Market Fund
ING Classic Money Market Fund

Strategic Allocation Funds
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*                 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel
Dechert
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
KPMG LLP
99 High Street
Boston, Massachussetts 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

PRAR-UDEABCMO	(0505-073005)

Annual Report

May 31, 2005

Classes I and Q

Domestic Equity and Income Funds

▪   ING Convertible Fund

▪   ING Equity and Bond Fund

▪   ING Real Estate Fund

Domestic Equity Growth Funds

▪   ING Disciplined LargeCap Fund

▪   ING LargeCap Growth Fund

▪   ING MidCap Opportunities Fund

▪   ING SmallCap Opportunities Fund

Domestic Equity Value Funds

▪   ING LargeCap Value Fund

▪   ING MagnaCap Fund

▪   ING MidCap Value Fund

▪   ING SmallCap Value Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1

Market Perspective	2

Portfolio Managers’ Reports	4

Shareholder Expense Examples	26

Report of Independent Registered Public Accounting Firm	29

Statements of Assets and Liabilities	30

Statements of Operations	36

Statements of Changes in Net Assets	39

Financial Highlights	45

Notes to Financial Statements	56

Portfolios of Investments	73

Tax Information	100

Director and Officer Information	101

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

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PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
June 22, 2005

1               Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2005

In our semi-annual report we described global equities that had returned 9.0% on average to U.S. dollar investors. For the year ended May 31, 2005, global equities gained 11.3%, as measured by the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends. In the second six months, however, those investors struggled to make further headway, adding just 2.2%, much of which was due to trends in currencies. For the six months, the U.S. currency recovered 7.9% against the euro, 5.3% against the yen and 5.1% against the pound, reducing sizeable local stock market appreciation correspondingly.

Interest rate issues heavily influenced all markets. Commentators on investment grade U.S. fixed income securities were confounded by the continued flattening of the Treasury yield curve. Four times during the half year the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate by 0.25% to 3.0%, making eight increases since June 2004. Yet longer term Treasury yields stayed on a downward path and on February 9 the ten-year reached its semi-annual low point of 4.0%. Even Chairman Greenspan confessed his own bafflement at this “conundrum”, unnerving many investors with his apparent displeasure. This and other shocks sent that yield back up to its peak of 4.6% on March 28. But it was short lived. In the weeks that followed, evidence of slowing activity and firming inflation mounted. Barely two months after Greenspan’s “conundrum” speech, the conundrum was back. In May there was a brief reversal after the employment report, but by mid month, fairly tame core inflation data sent the yield spread of the ten-year over the 90-day Treasury Bill to repeated multi-year record low levels. The yield on 10-year Treasury Notes fell 0.65% and 0.35% to 4.0%, for the twelve months and six months, respectively, but the yield on 13-week Treasury Bills soared 1.8% and 0.70%, respectively for the same periods, to 2.9%. The broader Lehman Brothers Aggregate Bond Index(2) returned 6.8% for the full year and 2.9% for the six months. High yield bonds betrayed their equity-like characteristics and after a powerful first half, struggled in the second; the Lehman Brothers High Yield Bond Index(3) added just 0.6% in the second half the year, while gaining 10.3% for the full year.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), gained 8.2% including dividends for the year ended May 31, 2005. For the six months, the Index gained 2.4%, less than half the gain of the previous six months and only squeezed out in the last two weeks of May. At this point the market was trading at a price-to-earnings level of just under 16 times earnings for the current fiscal year. The market had powered ahead in the last two months of 2004, energized by the clear presidential election result, retreating oil prices after the October record and a bullish November employment report. By January this was being seen as overly optimistic and stocks fell back. But encouraging elections in Iraq and an upsurge in merger and acquisition activity relieved the gloom somewhat. This was followed through in February as fourth quarter 2004 corporate earnings showed average growth above 20%. A better than expected employment report on March 4 propelled the S&P 500 Index to its best close of the six month period the next day. But the sell off from this high to the end of April was swift, as fears of slowing growth, rising inflation, and slumping consumer confidence sent the market to its 2004 low point in mid-April. May started as April had left off, with investors uneasy at the apparent combination of a “soft patch” in the economy and the Federal Reserve intent on increasing short-term interest rates. Indeed the first two business days saw a weak manufacturing report and another rise in the Federal Funds rate. But a very strong employment report, record home sales and a first quarter gross domestic product (“GDP”) growth estimate revised up to 3.5%, within which profits were still growing at a healthy 13.8%, soon had many commentators asking if the soft patch had just been an illusion. Investors were relieved as oil prices remained well below the April high level, much of the time under $50 per barrel. As is often the case when the mood shifts, formerly worrisome news was now being shrugged off. Significant upward revisions to earlier estimates of wages and salaries growth, experts argued, would surely safeguard the future spending of the all-important U.S. consumer, notwithstanding the FOMC. Our year ended with a sharp rebound in consumer confidence.

In international equities markets for the six months ended May 31, 2005, Japan fell 0.9% in dollars, as measured by the MSCI Japan Index(5) with net dividends, but rose 3.9% in yen. For the full year, the Index gained 3.9% in dollars and 1.3% in yen. The headline of the half-year was undoubtedly that Japan was in recession again for the fourth time in thirteen years, GDP falling in the middle two quarters of 2004. Yet it bounced back in the first calendar quarter of 2005 and by the end of May improved corporate profitability and household spending had raised

2

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2005

spirits. Meanwhile, for the six months European ex UK markets gained 2.3% in dollars, over four times that in local currency, and 17.9% for the year, as measured by the MSCI Europe ex UK Index(6) with net dividends, reaching a near three-year high. While the macro picture is depressing with unemployment over 10% in France and Germany and domestic demand weak, markets were encouraged by attractive price earnings ratios and merger and acquisition prospects. The UK market rose 15.0% for the full year and 2.6% in dollars between November and May, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 15.7% and 7.6%, respectively, for the same periods. The healthy UK economy patently started to slow after five interest rate increases through August. By the end of May, manufacturing was contracting, housing prices were receding and household spending was cooling. Still, stocks were underpinned by fairly modest valuations, a dividend yield well above 3% and again, periodic merger and acquisition excitement.

(1)         The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)         The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)         The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)         The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)         The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)         The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING CONVERTIBLE FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -27.8% of net assets and 27.7% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING Convertible Fund (the “Fund”) seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class Q shares provided a total return of –0.72% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities (“ML Convertible”) Index(1) which returned –0.08% for the same period.

Portfolio Specifics: The Fund was relatively defensively positioned versus its peer group, as well as the ML Convertible Index at the beginning of the year. The barbell approach adopted earlier in the year was modified somewhat to a more middle of the road approach with most of its weighting in total return convertibles, with neither a pure bond-like tilt nor a pure equity tilt. With the collapse of volatility in the convertible market, especially in the latter half of the year, this hurt Fund performance as the option value of the middle of the road convertibles diminished significantly. Thus middle of the road convertibles have fared the worst so far in 2005.

Given the strength in oil prices through most of this period, energy was the biggest contributor to Index returns. Slight overweighting and security selection aided the Fund in beating the benchmark in the energy sector, which was the best performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, healthcare, and consumer staples sectors as well. Underweighting airlines aided the Fund in outperforming the benchmark in the transportation sector as well. This was offset by significant underperformance in telecommunications, caused by pronounced underperformance of one holding where the company’s fundamental deterioration was announced during one of the earnings calls and which the Fund has since been underweighted. The Fund also underperformed in the industrial sector due to a couple of holdings not meeting earnings expectations during a quarter and another introducing management integrity issues. The Fund has sold these holdings subsequently. Media and technology also underperformed with certain sub sectors going out of favor and due to gains given back during this period versus the previous twelve month period.

Outlook and Current Strategy: U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going further into the calendar year. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, could further decrease the visibility for the financial markets.

The Fund still maintains a middle-of-the-road approach with heavier weightings in balanced total return convertibles, as we believe the market has cheapened significantly over the last few months, with the expectation that these should outperform going forward.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and low default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom up approach which relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy continues to be the foundation for our investment decisions.

Top Ten Holdings**

as of May 31, 2005
(as a percent of net assets)

SPDR Trust Series 1	2.9%

Lehman Brothers Holdings, Inc	2.7%

Flir Systems, Inc.	2.6%

Reinsurance Group of America	2.4%

Chesapeake Energy Corp.	2.4%

Tyco Intl. Group SA	2.4%

Costco Wholesale Corp.	2.2%

Ocwen Financial Corp.	2.0%

Nabi Biopharmaceuticals	1.9%

Spacehab, Inc.	1.8%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to repurchase agreements and securities lending.

4

PORTFOLIO MANAGERS’ REPORT	ING CONVERTIBLE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception August 31, 1995
Class Q	(0.72)%	(0.56)%	10.71%
Merrill Lynch Convertible Index(1)	(0.08)%	1.91%	11.46	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Merrill Lynch Convertible Index is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least an overall par of $50 million market value.

(2)         Since inception performance for index is shown from September 1, 1995.

5

ING EQUITY AND BOND FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types*

as of May 31, 2005

(as a percent of net assets)

*            Excludes other assets and liabilities of -6.8% of net assets.

Portfolio holdings are subject to change daily.

The ING Equity and Bond Fund (the “Fund”) seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by James A. Vail, CFA. The bond portion of the Fund is managed by James B. Kauffmann. Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund. All are with ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ending May 31, 2005, the Fund’s Class Q shares provided a total return of 4.31% compared to the Standard & Poor’s (“S&P”) 500 Index(1), the Lehman Brothers Aggregate Bond Index(2), and the Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 8.24%, 6.82% and 7.78%, respectively, for the same period.

Portfolio Specifics: The principal negative factor of the Fund’s equity component that caused it to underperform the S&P 500 Index was our information technology holdings, particularly previously held NVIDIA Corp., Hewlett Packard Co. and Corning, Inc., as well as International Business Machines Corp. Healthcare was another disappointing performer as Biogen Idec, Inc. sold off dramatically after a new drug was withdrawn from the market. Earlier in the year, previously held Boston Scientific Corp., encountered problems with its stent product line, which also hurt overall returns.

Performance was bolstered by holdings in the consumer discretionary sector, particularly Marriott International, Inc. Starwood Hotels & Resorts Worldwide, Inc., Carnival Corp. and Nordstrom, Inc. The industrial sector also provided positive returns as truck manufacturer PACCAR, Inc. and previously held Rockwell Automation, Inc. were strong performers. Finally being underweight consumer staples aided performance. Earlier in the period energy detracted from performance, but more recently exerted a positive influence.

Overall, the fixed income portion of the Fund performed in line with its benchmark, the Lehman Brothers Aggregate Bond Index, despite the different impacts our short duration stance had over the twelve-month period. While a short duration stance was helpful to performance in the first part of the fiscal year, by the end of the third calendar quarter of 2004 it was a source of underperformance relative to the benchmark especially since we concentrated our underweight in the resilient shorter maturities of the yield curve. Again the short duration posture helped in the first calendar quarter of 2005, but it was a drag on performance as we ended the Fund’s fiscal year in May. During the first six months of the reporting period, we reduced our exposure to longer-dated and lower-rated corporates in the face of stretched valuations. In fact, our exposure to credit-sensitive sectors at the close of the period was below the Index on a market-weight and a contribution-to-duration basis. At times the portfolio yield was slightly less than the Index.

Exposure to emerging markets debt significantly helped returns until the calendar turned to 2005. We reduced exposure to both higher risk sectors early in January as the compensation for risk became inadequate. Once the tide turned against high yield later in the first calendar quarter of 2005, the underweight was advantageous. Careful credit analysis also pointed to a significant underweight in the autos for most of the period; however, we reintroduced some of the names in May.

Current Strategy and Outlook:  We remain defensively postured as idiosyncratic risk is on the rise. The increase in shareholder friendly initiatives — special dividends, share buy-backs, mergers, etc — is decidedly bondholder unfriendly. We continue to actively manage our sector allocation and security selection exposures. Careful security selection is never more important than during periods of volatility. However, valuations have improved lately and we expect to reduce our tactical treasury allocation and purchase high quality securities that have widened with the market. Specifically, we continue to like the utility, insurance, and banking sectors.

The Fund closed the period neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and moderately underweight the short and intermediate portions of the yield curve. We are also underweight agencies. Despite the addition of a number of new positions in May our credit allocation remains lower than the benchmark. Indeed, intermittent squalls in the bond market may provide some tactical trading opportunities in disparaged sectors and issuers. With some 75% of the mortgage market vulnerable to refinancing, we may decrease our allocation in the very near future but will maintain holdings in adjustable rate mortgages and collateralized mortgage obligations.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

U.S. Treasury Note, 3.875%, due 05/15/10	3.0%

FNMA, 5.000%, due 07/15/34	2.8%

General Electric Co.	2.4%

Exxon Mobil Corp.	1.9%

Citigroup, Inc.	1.9%

Microsoft Corp.	1.6%

Goldman Sachs Group, Inc.	1.5%

Lehman Brothers Holdings, Inc.	1.4%

Baker Hughes, Inc.	1.3%

American Intl. Group, Inc.	1.3%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to repurchase agreements.

6

PORTFOLIO MANAGERS’ REPORT	ING EQUITY AND BOND FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception August 31, 1995
Class Q	4.31%	1.37%	7.06%
S&P 500 Index(1)	8.24%	(1.93)%	9.79	%(3)
Lehman Brothers Aggregate Bond Index(2)	6.82%	7.73%	6.84	%(3)
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	7.78%	2.20%	8.96	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Equity and Bond Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)         The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

(3)         Since inception performance for index is shown from September 1, 1995.

7

ING REAL ESTATE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

*   Excludes other assets and liabilities of 1.7% of net assets.

REIT - Real Estate Investment Trust

Portfolio holdings are subject to change daily.

The ING Real Estate Fund (the “Fund”) seeks total return. The Fund is co-managed by T. Ritson Ferguson, CFA, Chief Investment Officer and Sherry L. Rexroad, Managing Director, ING Clarion Real Estate Securities L.P. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 28.82% compared to the Dow Jones Wilshire (“DJW”) Real Estate Securities Index(1), which returned 31.57% for the same period.

Portfolio Specifics: The Fund trailed its benchmark, but the Fund outperformed the S&P 500 Index(3) and the Lehman Brothers Aggregate Bond Index(4).

The best returns by sector in the last year were from the mall, shopping center, hotel, and storage sectors. Generally, our sector allocation was a positive contributor, as we were overweight in the retail sectors. However, our modest weighting in the healthcare sector, which is not in the benchmark, was a drag on performance during the last year. The healthcare sector was the clear laggard among property stocks advancing “only” 22.2%. Stock selection was the source of our underperformance in the last year. Our stock selection in the shopping center, hotel and industrial sectors outperformed the sector averages. Unfortunately, the underperformance in the mall, office and apartment sectors offset the positive sector selection and stock selection in other sectors. The only significant change in sector allocation has been the elimination of our healthcare positions and the addition of a 5% allocation to the storage sector, which we like for the rapidly improving fundamentals in this property type. We remain overweight the mall sector, which continues to exhibit the strongest fundamentals of any property type. Even the small amount of cash held on average during the year had a drag on performance in such strong markets.

Current Strategy and Outlook: Real estate stocks continue to be strong performers relative to the rest of the stock market. Volatility, however, has increased in the last 18 months. In January, many Real Estate Investment Trusts (“REITs”) fell sharply, but have since regained all those losses and more. Traditionally real estate stock returns have only about 65% of the volatility of the S&P 500 Index and half the volatility of the Russell 2000 Index(5). The high and consistent level of dividend income has been one of the reasons for REITs lower historic volatility. REIT dividends increased by about 3% last year and are expected to grow by a similar amount again this year.

The economy and interest rates will write the story for REITs in 2005. With the spread between dividend yields and bonds at below average levels, the action of the Federal Reserve becomes more important in 2005. A policy of slow-measured increases in short-term rates and a modest increase in long-term rates is generally good for REITs. A sharp increase in the rate of increases or a dramatic rise in 10-year rates would likely hurt REIT stock prices.

As of the end of May, REITs are trading at fair value relative to three broad measures of value. By one measure, REITs look expensive. The average REIT trades at about a 14.2 multiple of earnings, which is well above the 12.2 average multiple since 1986. However, REITs are trading at a dividend yield of 4.8%, which is 80 basis points (0.80%) higher than the yield on the 10-year Treasury bond (versus an average spread over the last 20 years of approximately 60 basis points). Finally, we estimate the average REIT stock price is about a 2% premium to estimated Net Asset Value (the estimate of the private market value of a company’s real estate assets net of debt). In other words, public real estate equity valuations are in line with the much larger private market values. Approximately 90% of U.S. real estate is owned in the private market.

As long as new stock issuance remains disciplined as it was in 2003 and 2004, we believe stock prices should improve with earnings growth. The pipeline of initial public offerings (IPO’s) remains modest. As always, we will be discriminating buyers of these new entrants to the public real estate company universe. In the meantime, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives.

Top Ten Holdings
as of May 31, 2005
(as a percent of net assets)

Simon Property Group, Inc.	6.4%

Prologis	4.9%

Starwood Hotels & Resorts Worldwide, Inc.	4.5%

Boston Properties, Inc.	4.5%

Public Storage, Inc.	4.4%

General Growth Properties, Inc.	4.0%

SL Green Realty Corp.	3.8%

Equity Office Properties Trust	3.5%

AvalonBay Communities, Inc.	3.5%

Vornado Realty Trust	3.4%

Portfolio holdings are subject to change daily.

8

PORTFOLIO MANAGERS’ REPORT	ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception December 31, 1996
Class I	28.82%	19.27%	12.53%
Dow Jones Wilshire Real Estate Securities Index(1)	31.57%	20.03%	12.32	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted.

(2)         Since inception for the index is shown from January 1, 1997.

(3)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)         The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

(5)         The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3000 U.S. companies based on total market capitalization.

9

ING DISCIPLINED LARGECAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2004

(as a percent of net assets)*

* Excludes other assets and liabilities of -0.7% of net assets and 0.8% of net assets for short-term investments related to securities lending.
(1) Includes five industries, which each represent 2 - 3% of net assets.
(2) Includes seven industries, which each represent 1 - 2% of net assets.
(3) Includes fifteen industries, which each represent less than 1% of net assets.

Portfolio holdings are subject to change daily.

The ING Disciplined LargeCap Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Hugh T.M. Whelan Sr., and Douglas Coté, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 10.01% compared to the Standard & Poor’s (“S&P”) 500 Index(1), which returned 8.24% for the same period.

Portfolio Specifics: The Fund outperformed the S&P 500 Index due to security selection, especially in the healthcare, utilities and information technology sectors. This positive performance was offset slightly by disappointing stock performance in the industrials and consumer staples sectors. Among the largest contributors to performance were our overweights in Apple Computer, Inc. and TXU Corp. Our overweights in Ford Motor Co. and Gap, Inc. were among stocks that detracted from alpha over the year.

Soaring profits, outstanding product sales led by the iPod, iPod mini and the iPod Shuffle and rising earnings forecasts drove Apple Computer, Inc. up significantly. Also driving profitability is additional economic benefit from new retail store openings. Shares of TXU Corp., the largest Texas power supplier, rose on strong earnings and the announcement of a four-fold dividend increase and improved outlook for 2004 and 2005. Management has been committed to transforming TXU Corp. into a high performance utility company with continued improvement in profitability. Not unlike other U.S. automakers, Ford Motor Co. has experienced falling sales (especially in SUVs), high inventories and production cuts. Their planned price cuts will help to clear inventories but will hurt profits. In April, the company reduced its 2005 earnings per share outlook and stated that it did not expect to meet the 2006 pretax income objective. Gap, Inc.’s stock price dropped as slowing sales momentum across all retail concepts hampered profitability. Margin declines and costs associated with support of new growth initiatives also hindered profitability.

Individual security selection was aided by the effectiveness of factors historically successful at identifying outperforming stocks, including price momentum, analyst estimate revision, free cash flow to price, capital expense change and change in accruals. Only trailing price to earnings had a negative impact on performance over the year.

Outlook and Current Strategy: During May, the economic outlook improved somewhat and the markets finally responded like the recovery had legs. First quarter gross domestic product came in higher than expected and the economy is creating jobs at a healthy pace. Retail sales and industrial production are moderating and energy prices have been ticking downward. Profit growth is at a rate that is more in line with a mid-cycle recovery. Meanwhile, long-term rates remain amazingly low and as a result housing continues to be strong. All of which has had a positive impact on the equity markets. Our research builds structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark portfolio. The evaluation includes every stock in the index. We believe that the most recent analysis positions the Fund to capitalize on holdings with superior growth, profitability and balance sheet strength relative to their valuations in terms of earnings and cash flows. The Fund is currently overweight in the information technology, energy and healthcare sectors and underweight in the consumer discretionary, financials, utilities and telecommunications sectors. However, overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Exxon Mobil Corp.	4.0%

General Electric Co.	3.4%

Bank of America Corp.	2.8%

Intel Corp.	2.4%

Microsoft Corp.	2.3%

Pfizer, Inc.	1.8%

Johnson & Johnson	1.7%

Coca-Cola Co.	1.7%

Chevron Texaco Corp.	1.7%

Dell, Inc.	1.7%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to securities lending.

10

PORTFOLIO MANAGERS’ REPORT	ING DISCIPLINED LARGECAP FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception December 30, 1998
Class I	10.01%	(2.61)%	0.02%
S&P 500 Index(1)	8.24%	(1.93)%	1.02	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)         Since inception performance for index is shown from January 1, 1999.

11

ING LARGECAP GROWTH FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -17.9% of net assets and 20.3% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING LargeCap Growth Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by
Andrew J. Shilling, Senior Vice President, and John A. Boselli, Senior-Vice President, Wellington Management Company, LLP — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class Q shares provided a total return of 1.81% compared to the Russell 1000 Growth Index(1) and the Standard & Poor’s (“S&P”) 500 Index(2), which returned 3.33% and 8.24%, respectively, for the same period.

Portfolio Specifics: Investor concerns over varying economic reports, fears of rising interest rates, record oil prices and uncertain corporate earnings growth came in waves throughout the year. In this volatile environment, the Fund maintained its focus on stock selection, which overall added value relative to the benchmark. Conversely, sector allocation detracted from relative returns. Our overweight to the information technology sector was the largest source of negative allocation. However, our stock selection within the sector was strongly positive, as was our security selection within financials. Stock selection was weakest within the industrials and healthcare sectors.

Digital wireless communications solutions company Research In Motion Ltd., the top positive contributor to relative and absolute Fund returns, performed well for the year on strong subscriber growth and pricing. Internet media companies Yahoo!, Inc. and Google, Inc. benefited from favorable trends for online advertising and paid search. Medical solutions company Guidant Corp. performed well on strength in its cardiac rhythm management business. We eliminated our position after Johnson & Johnson announced plans in December 2004 to acquire the company.

Negative returns from Apollo Group, Inc. (consumer discretionary) and a handful of healthcare stocks detracted from absolute returns during the year. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative and absolute basis, declined as education stocks were generally weak due to increased regulatory scrutiny, slowing growth and increased costs of acquiring students. In healthcare, pharmaceuticals and biotechnology stocks were generally weak during the year. Of our holdings, Eli Lilly & Co., Elan Corp. and Forest Laboratories, Inc. were particularly weak. Elan Corp. withdrew its much-heralded Tysabri treatment for multiple sclerosis as it was associated with patient deaths. We eliminated our position in Elan Corp. during the year.

Current Strategy and Outlook: We expect economic expansion during the remainder of 2005, but we are preparing for a deceleration from recent growth rates. This year will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial and industrial side of the economy to pick up the slack.

In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth. Sector weights are a “fall out” of stock selection. At the end of the year we held overweight positions in pro-cyclical sectors such as consumer discretionary and industrials, while remaining underweight consumer staples and healthcare.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Countrywide Financial Corp.	5.3%

Yahoo!, Inc.	5.2%

AstraZeneca PLC	4.4%

Electronic Arts, Inc.	4.4%

Dell, Inc.	4.3%

Google, Inc.	4.3%

Apollo Group, Inc.	4.2%

General Electric Co.	3.9%

XM Satellite Radio Holdings, Inc.	3.7%

Medtronic, Inc.	3.5%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to securities lending.

12

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception of Class I January 8, 2002		Since Inception of Class Q July 21, 1997
Class I	2.07%	—	(2.84)%		—
Class Q	1.81%	(13.55)%	—		6.04%
Russell 1000 Growth Index(1)	3.33%	(8.97)%	(0.56	)%(3)	1.48	%(4)
S&P 500 Index(2)	8.24%	(1.93)%	2.86	%(3)	4.44	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3)         Since inception performance for index is shown from January 1, 2002.

(4)         Since inception performance for index is shown from August 1, 1997.

13

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*
as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -26.4% of net assets and 26.3% of net assets for short-term investments related to securities lending.
(1) Includes four industries, which each represent 2 - 3% of net assets.
(2) Includes thirteen industries, which each represent 1 - 2% of net assets.
(3) Includes nine industries, which each represent 1% or less of net assets.

Portfolio holdings are subject to change daily.

The ING MidCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew S. Price, and David C. Campbell, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 8.27% compared to the Russell MidCap Growth Index(1) and the Russell MidCap Index(2), which returned 10.57% and 17.21%, respectively, for the same period.

Portfolio Specifics: The primary cause of the Fund’s underperformance during the fiscal year was disappointing stock performance in the healthcare, information technology and financial sectors. On the positive side, strong stock selections in the consumer discretionary, energy and industrials sectors, along with an overweight in each of these sectors, contributed to returns. Several stocks in the technology and healthcare sectors, did particularly poorly, and most of these have been sold. Among the biggest detractors were TIBCO Software, Inc, Omnicare, Inc., Broadcom Corp. and Tekelec. Stocks that contributed the most to the Fund’s gains included energy stocks such as Patterson-UTI Energy, Inc., Peabody Energy Corp. and XTO Energy, Inc. Retailers, Michaels Stores, Inc. and Chico’s FAS, Inc. also did particularly well.

Entering the new fiscal year, the consumer discretionary sector remains the most heavily weighted. Relative to the Russell Midcap Growth Index benchmark, the Fund is overweighted in the consumer discretionary, energy, and industrials sectors and underweighted relative to the benchmark in the information technology and financials sectors.

Outlook and Current Strategy: We believe that the outlook for mid-cap growth stocks is moderately attractive. It appears that economic growth is moderate, as is inflation. The Federal Reserve’s tightening may well be nearing an end, which generally bodes well for the stock market and for small- and mid-sized growth stocks. Corporate profits continue to grow, although most likely at a decelerating rate. Exogenous factors — such as terrorist incidents — remain unpredictable, of course. The Fund continues to be built on a stock-by-stock, bottom-up basis, with stock selection based on positive earnings growth, relative price strength, and reasonable valuation. Portfolio construction relies less on any prediction of the market and/or the economy.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Chico’s FAS, Inc.	2.6%

Michaels Stores, Inc.	2.4%

Chesapeake Energy Corp.	2.2%

Coach, Inc.	2.2%

Avid Technology, Inc.	2.2%

XTO Energy, Inc.	2.2%

CACI Intl., Inc.	2.1%

Patterson-UTI Energy, Inc.	2.1%

Mohawk Industries, Inc.	2.0%

Rockwell Automation, Inc.	2.0%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to securities lending.

14

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception of Class I August 20, 1998		Since Inception of Class Q April 4, 2000
Class I	8.27%	(6.95)%	9.33%		—
Class Q	8.05%	(7.14)%	—		(8.11)%
Russell MidCap Growth Index(1)	10.57%	(3.65)%	8.48	%(3)	(6.80	)%(4)
Russell MidCap Index(2)	17.21%	7.40%	12.20	%(3)	5.60	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(2)         The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3)         Since inception performance for index is shown from September 1, 1998.

(4)         Since inception performance for index is shown from April 1, 2000.

15

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -26.8% of net assets and 26.5% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING SmallCap Opportunities Fund (the “Fund”) seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew S. Price, CFA and David C. Campbell, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 8.66% compared to the Russell 2000 Growth Index(1) and the Russell 2000 Index(2), which returned 4.38% and 9.82%, respectively, for the same period.

Portfolio Specifics: The Fund’s performance was primarily a result of good stock selection in the consumer discretionary, energy, and information technology sectors. In addition, overweighting the consumer discretionary sector, a modest overweighting in the energy sector, and underweighting of the weak technology sector, contributed positively to performance. On the negative side, disappointing results in the industrial sector, and a small overweight in the healthcare sector detracted from performance.

Several stocks posted big gains during the fiscal year. Consistent with our discipline, we continue to hold most of them. Among the biggest gainers were Southwestern Energy Co., Cognizant Technology Solutions Corp. (which was sold because its market capitalization had become very large), Penn National Gaming, Inc., Micros Systems, Inc., and CACI International, Inc. There were also some significant decliners in the Fund, largely in the more volatile technology and healthcare sectors. Among the largest performance detractors were Ligand Pharmaceuticals, Inc., Tekelec, Integrated Silicon Solutions, Martek Biosciences Corp., and Gevity HR, Inc. All of these, as well as many other poorly performing stocks, are no longer held by the Fund.

Entering the new fiscal year, the consumer discretionary sector remains the most overweighted position in the portfolio relative to the Russell 2000 Growth Index sector weight. The Fund is underweighted in financials and is approximately equally weighted relative to the Index in energy, healthcare, and information technology.

Outlook and Current Strategy: We believe that the outlook for small-cap growth stocks is moderately attractive. It appears that economic growth is moderate, as is inflation. The Federal Reserve’s tightening may well be nearing an end, which generally bodes well for the stock market and for small growth stocks. Corporate profits continue to grow, albeit perhaps at a decelerating rate. Exogenous factors — such as terrorist incidents — remain unpredictable, of course. The Fund continues to be built on a stock-by-stock, bottom-up basis, with stock selection based on positive earnings growth, relative price strength, and reasonable valuation; portfolio construction relies less on any prediction of the market and/or the economy.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Southwestern Energy Co.	2.8%

CACI Intl., Inc.	2.8%

SCP Pool Corp.	2.7%

Avid Technology, Inc.	2.4%

Amsurg Corp.	2.4%

Sonic Corp.	2.4%

Philadelphia Consolidated Holding Co.	2.3%

Shuffle Master, Inc.	2.3%

Laserscope	2.3%

Arthrocare Corp.	2.3%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to repurchase agreements and securities lending.

16

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	5 Year	Since Inception of Class I April 1, 1999	Since Inception of Class Q April 4, 2000
Class I	8.66%	(10.86)%	2.27%	—
Class Q	8.39%	(10.99)%	—	(12.80)%
Russell 2000 Growth Index(1)	4.38%	(2.78)%	2.05%	(6.35	)%(3)
Russell 2000 Index(2)	9.82%	6.68%	8.76%	3.97	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2)         The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3)         Since inception performance for index is shown from April 1, 2000.

17

ING LARGECAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 2.6% of net assets.

Portfolio holdings are subject to change daily.

The ING LargeCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation by investing primarily in equity securities of large capitalization U.S. companies. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the period August 2, 2004, inception of the class, to May 31, 2005, the Fund’s Class I shares provided a total return of 7.13% compared to the Russell 1000 Value Index(1) and the Russell 1000 Index(2), which returned 14.42% and 11.40%, respectively, for the same period.

Portfolio Specifics: Stock selection for the Fund resulted in greater exposure to the automobiles industry than the benchmark (Russell 1000 Value Index), which weighed on relative performance. The manager’s company-by-company research and analysis to identify stocks trading below intrinsic value resulted in low exposure to the oil and gas industry compared to the benchmark, which contributed to relative under performance for the twelve month period ended May 31, 2005.

Gains for holdings in the diversified telecommunication services, insurance, and tobacco industries, including Sprint Corp., Loews Corp., and Altria Group, Inc., made the most substantial contribution to returns. Other positions posting gains during the year included El Paso Corp. and Schering-Plough Corp. Conversely, holdings in the automobiles industry, such as Ford Motor Co. and General Motors Corp., tended to decline.

During the year, we sold May Department Stores Co., HCA , and American Electric Power Co., Inc. as their market prices advanced toward our estimate of their fair values. We purchased shares of Aon Corp., American International Group, Inc, and UnumProvident Corp. at prices that we consider attractive.

As of May 31, 2005, the Fund’s most significant weighting was in the telecommunications industry.

Market Outlook: The Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry growth, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings
as of May 31, 2005
(as a percent of net assets)

General Motors Corp.	4.4%

Safeway, Inc.	4.2%

BellSouth Corp.	3.9%

Ford Motor Co.	3.9%

SBC Communications, Inc.	3.9%

Albertson’s, Inc.	3.8%

Kroger Co.	3.8%

Merck & Co, Inc.	3.7%

Verizon Communications, Inc.	3.7%

Lucent Technologies, Inc.	3.7%

Portfolio holdings are subject to change daily.

18

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP VALUE FUND

Cumulative Total Returns for the Periods Ended May 31, 2005

	Since Inception of Class I August 2, 2004
Class I	7.13%
Russell 1000 Value Index(1)	14.44	%(3)
Russell 1000 Index(2)	11.40	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3)         Since inception performance for the index is shown from August 1, 2004.

19

ING MAGNACAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -12.4% of net assets and 11.8% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING MagnaCap Fund (the “Fund”) seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by Scott Lewis†, Senior Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 6.79% compared to the Russell 1000 Value Index(1) and the Russell 1000 Index(2), which returned 15.49% and 9.42%, respectively, for the same period.

Portfolio Specifics: The Fund underperformed its benchmark primarily due to generally weak stock selection, as overall sector allocation for the fiscal year was reasonably neutral. The financial sector, which is the largest sector weight in both the Fund’s portfolio and the benchmark with nearly a 33% weighting, was the largest detractor from overall results due to relative stock selection. In fact, several well-known financial stocks, including American International Group, Inc., Fannie Mae and Morgan Stanley, posted negative returns over the last twelve months. Further, a consistent overweight in the strong performing energy sector was more than offset by stock selection. While there were many energy stocks in the Fund that contributed positively to results, it was difficult to keep pace with the benchmark sector return of nearly 40%. As an example of the sector’s strength, even the largest energy company in the world, Exxon Mobil Corp., reacted favorably to surging energy prices and advanced by 32.7% during the most recent twelve months. Finally, the Fund had little exposure to the utility sector as these stocks generally perform poorly when interest rates increase. However, the long end of the yield curve remained reasonably steady as the Federal Reserve raised short-term rates and the utility sector had strong performance. As a result, this sector acted as another drag on overall results.

Outlook and Current Strategy: We believe the Fund is well positioned for the environment that we foresee. The Federal Reserve may be hard pressed to continue aggressively raising interest rates in the face of a decelerating economy, and for that reason we have been increasing our exposure to financials. There are other potential sources of support for the stock market, including continued merger and acquisition activity, share repurchases from strong corporate cash flows, and further dividend increases. Also, many measures of stock market valuation suggest that common stocks are reasonably valued. Further, yields in the bond market have retreated to lower levels as further signs of a slowing economy become evident. As a result, we remain fully invested in inexpensive value stocks that have a positive catalyst in sight or have become, in our opinion, temporarily mispriced by the market.

†             Effective April 29, 2005, Scott Lewis became Portfolio Manager of the ING MagnaCap Fund. Prior to April 29, 2005, the Fund was managed by William F. Coughlin, CFA.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Bank of America Corp.	3.9%

Altria Group, Inc.	3.6%

Wells Fargo & Co.	3.5%

Exxon Mobil Corp.	3.4%

Pfizer, Inc.	3.0%

International Business Machines Corp.	2.8%

Citigroup, Inc.	2.7%

Morgan Stanley	2.6%

General Electric Co.	2.6%

JPMorgan Chase & Co.	2.4%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to securities lending.

20

PORTFOLIO MANAGERS’ REPORT	ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Class I March 4, 2003
Class I	6.79%	19.34%
Russell 1000 Value Index(1)	15.49%	23.42	%(3)
Russell 1000 Index(2)	9.42%	19.81	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

(3)         Since inception performance for index is shown from March 1, 2003.

21

ING MIDCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -22.0% of net assets and 24.0% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING MidCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 3.64% compared to the Russell MidCap Value Index(1) and the Russell MidCap Index(2), which returned 22.15% and 17.21%, respectively, for the same period.

Portfolio Specifics: On a relative contribution basis, the Fund’s position in the healthcare providers and services industries and the information technology industry underperformed the Russell Midcap Value Index, or benchmark, return from these industries for the twelve month period ended May 31, 2005. In addition, stock selection for the Fund resulted in greater exposure to the auto components industry than the benchmark, which also weighted on relative performance.

Gains for holdings in the tobacco industry, the oil gas and consumable fuels industry, and the specialty retail industry helped drive performance for the 12-month period ending May 31, 2005. Top performers from these industries included Carolina Group, El Paso Corp., and Toys “R” Us, Inc. Conversely, holdings in industries such as information technology services and communications equipment tended to decline. Among the positions from these industries weighing on performance were Unisys Corp. and UTStarcom, Inc. During the period, we sold Dillard’s, Inc, Lubrizol Corp., and York International Corp. as their market prices advanced toward our estimate of their fair values. We purchased shares of Assured Guaranty Ltd., Tellabs, Inc., and Delphi Corp. at prices that we consider attractive. As of May 31, 2005, the Fund’s most significant weighting was in the auto components industry.

Current Strategy and Outlook: Keep in mind that the Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry growth, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Goodyear Tire & Rubber Co.	4.1%

Unisys Corp.	4.0%

Synopsys, Inc.	3.8%

3Com Corp.	3.7%

Visteon Corp.	3.6%

El Paso Corp.	3.4%

Agere Systems, Inc.	3.3%

Tenet Healthcare Corp.	3.2%

Solectron Corp.	3.2%

Maytag Corp.	3.2%

Portfolio holdings are subject to change daily.

**     Excludes short-term investments related to securities lending.

22

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Class I March 4, 2002		Since Inception of Class Q April 17, 2002
Class I	3.64%	6.09%		—
Class Q	2.85%	—		4.78%
Russell MidCap Value Index(1)	22.15%	14.12	%(3)	13.12	%(4)
Russell MidCap Index(2)	17.21%	12.16	%(3)	11.45	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3)         Since inception performance for index is shown from March 1, 2002.

(4)         Since inception performance for the index is shown from May 1, 2002.

23

ING SMALLCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation*

as of May 31, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -22.3% of net assets and 26.4% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Fund (the “Fund”) seeks maximum long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. — the Sub-Adviser. Brandes’ Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the year ended May 31, 2005, the Fund’s Class I shares provided a total return of 1.89% compared to the Russell 2000 Value Index(1) and the Russell 2000 Index(2), which returned 15.11% and 9.82%, respectively, for the same period.

Portfolio Specifics: On a relative contribution basis, the Fund’s position in the food and staples industry, the care providers and services industry, and the food products industry underperformed the Russell 2000 Value Index, or benchmark, return from these industries for the twelve month period ended May 31, 2005.

Gains for holdings in the textiles, apparel and luxury goods and chemicals sectors made substantial contributions to the Fund’s performance. Top performers in these industries included previously held Wellman, Inc., and PolyOne Corp. Other top performers included Goodyear Tire & Rubber Co. and Gateway, Inc. Conversely, positions such as UTStarcom, Inc. and Kemet Corp. weighed on performance.

During the year, we purchased shares of Assured Guaranty Ltd., National Western Life Insurance Co., and Russell Corp. at prices that we consider attractive. We sold the Fund’s positions in York International Corp., Lubrizol Corp., and OshKosh B’gosh, Inc. as their market prices advanced toward our estimates of their intrinsic values.

As of May 31, 2005, the Fund’s most significant weighting was in the auto components industry.

Current Strategy and Outlook: The Fund’s weightings for industries are not the product of “top-down” forecasts or opinions regarding industry prospects, interest rates, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities.

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy may provide patient investors with favorable results.

Top Ten Holdings**
as of May 31, 2005
(as a percent of net assets)

Visteon Corp.	4.0%

Maytag Corp.	3.4%

3Com Corp.	3.1%

Interstate Bakeries	3.0%

Tommy Hilfiger Corp.	2.9%

Adaptec, Inc.	2.9%

Kemet Corp.	2.9%

Superior Industries Intl.	2.8%

Goodyear Tire & Rubber Co.	2.7%

Sensient Technologies Corp.	2.7%

Portfolio holdings are subject to change daily.

** Excludes short-term investments related to securities lending.

24

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended May 31, 2005

	1 Year	Since Inception of Class I March 6, 2002		Since Inception of Class Q April 30, 2002
Class I	1.89%	12.44%		—
Class Q	1.65%	—		10.52%
Russell 2000 Value Index(1)	15.11%	13.26	%(3)	10.14	%(4)
Russell 2000 Index(2)	9.82%	10.14	%(3)	7.66	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3)         Since inception performance for index is shown from March 1, 2002.

(4)         Since inception performance for index is shown from May 1, 2002.

25

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Convertible Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class Q	$1,000.00	$955.20	1.22%	$ 5.95
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,018.85	1.22%	$ 6.14

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Equity and Bond Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class Q	$1,000.00	$1,010.80	1.78%	$ 8.92
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,016.06	1.78%	$ 8.95

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

26

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Real Estate Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,059.10	0.90%	$ 4.62
Class Q	1,000.00	1,039.30	1.13	5.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.44	0.90%	$ 4.53
Class Q	1,000.00	1,019.30	1.13	5.69

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Disciplined LargeCap Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,022.80	1.03%	$ 5.19
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.80	1.03%	$ 5.19

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING LargeCap Growth Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,014.80	0.99%	$ 4.97
Class Q	1,000.00	1,013.30	1.27	6.37
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.00	0.99%	$ 4.99
Class Q	1,000.00	1,018.60	1.27	6.39

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MidCap Opportunities Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,029.30	1.14%	$ 5.77
Class Q	1,000.00	1,028.10	1.39	7.03
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.25	1.14%	$ 5.74
Class Q	1,000.00	1,018.00	1.39	6.99

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

27

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING SmallCap Opportunities Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,005.30	1.10%	$ 5.50
Class Q	1,000.00	1,004.10	1.35	6.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.45	1.10%	$ 5.54
Class Q	1,000.00	1,018.20	1.35	6.79

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MagnaCap Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$995.50	0.80%	$ 3.98
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.94	0.80%	$ 4.03

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING LargeCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$1,006.70	1.15%	$ 5.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.20	1.15%	$ 5.79

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING MidCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$976.40	1.32%	$ 6.50
Class Q	1,000.00	974.30	1.81	8.91
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.35	1.32%	$ 6.64
Class Q	1,000.00	1,015.91	1.81	9.10

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING SmallCap Value Fund	December 1, 2004	May 31, 2005	Ratio	May 31, 2005*

Actual Fund Return
Class I	$1,000.00	$955.10	1.30%	$ 6.34
Class Q	1,000.00	954.00	1.55	7.55
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.45	1.30%	$ 6.54
Class Q	1,000.00	1,017.20	1.55	7.80

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors / Trustees and Shareholders
ING Equity Trust and ING Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of ING Convertible Fund, ING Equity and Bond Fund, ING Real Estate Fund, ING Disciplined LargeCap Fund, ING LargeCap Growth Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING LargeCap Value Fund, ING MidCap Value Fund, ING SmallCap Value Fund, each a series of ING Equity Trust, and ING MagnaCap Fund, a series of ING Investment Funds, Inc., including the portfolios of investments, as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods since May 1, 1999. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING Convertible Fund, ING Equity and Bond Fund, ING Real Estate Fund, ING Disciplined LargeCap Fund, ING LargeCap Growth Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING LargeCap Value Fund, ING MidCap Value Fund, ING SmallCap Value Fund, and ING MagnaCap Fund as of May 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

29

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

		ING		ING
	ING	Equity and	ING	Disciplined
	Convertible	Bond	Real Estate	LargeCap
	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities at value+*	$159,232,501	$59,779,629	$219,026,262	$45,924,357
Short-term investments at amortized cost	44,945,863	—	—	6,312,211
Repurchase agreement	3,142,000	2,796,000	—	217,000
Cash	—	389,896	2,016,864	818
Cash collateral for futures	—	11,416	—	—
Receivables:
Investment securities sold	307,232	771,807	2,191,428	—
Fund shares sold	42,035	23,000	6,000	12,523
Dividends and interest	893,313	209,521	166,759	75,981
Variation margin	—	8,719	—	—
Prepaid expenses	23,411	19,347	23,140	12,491
Total assets	208,586,355	64,009,335	223,430,453	52,555,381

LIABILITIES:
Payable for investment securities purchased	—	4,836,026	330,956	—
Payable for fund shares redeemed	781,886	375,978	—	79,343
Payable upon receipt of securities loaned	44,945,863	—	—	6,312,211
Payable to affiliates	220,122	84,330	172,304	66,708
Payable to custodian due to bank overdraft	255,672	—	—	—
Payable for trustee fees	12,551	3,956	2,400	8,004
Other accrued expenses and liabilities	152,456	91,321	117,837	110,616
Total liabilities	46,368,550	5,391,611	623,497	6,576,882
NET ASSETS	$162,217,805	$58,617,724	$222,806,956	$45,978,499

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$232,520,917	$69,565,639	$153,393,625	$88,642,827
Undistributed net investment income	979,114	116,918	2,740,840	19,967
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(71,197,155)	(13,983,547)	10,283,749	(45,662,197)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions and futures	(85,071)	2,918,714	56,388,742	2,977,902
NET ASSETS	$162,217,805	$58,617,724	$222,806,956	$45,978,499

+ Including securities loaned at value	$43,549,172	$—	$—	$6,091,518
* Cost of investments in securities	$159,317,572	$56,867,293	$162,637,520	$42,946,455

See Accompanying Notes to Financial Statements

30

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005  (CONTINUED)

		ING		ING
	ING	Equity and	ING	Disciplined
	Convertible	Bond	Real Estate	LargeCap
	Fund	Fund	Fund	Fund
Class A:
Net assets	$52,895,209	$31,486,734	$57,798,990	$5,173,038
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,022,824	2,452,376	3,899,119	534,380
Net asset value and redemption price per share	$17.50	$12.84	$14.82	$9.68
Maximum offering price per share (5.75%)(1)	$18.57	$13.62	$15.72	$10.27

Class B:
Net assets	$50,727,094	$15,051,547	$3,483,875	$28,635,205
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,629,708	1,086,297	234,537	3,096,310
Net asset value and redemption price per share(2)	$19.29	$13.86	$14.85	$9.25
Maximum offering price per share	$19.29	$13.86	$14.85	$9.25

Class C:
Net assets	$56,329,213	$11,963,083	$2,720,445	$12,170,227
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,138,390	977,188	178,009	1,316,117
Net asset value and redemption price per share(2)	$17.95	$12.24	$15.28	$9.25
Maximum offering price per share	$17.95	$12.24	$15.28	$9.25

Class I:
Net assets	n/a	n/a	$146,498,753	$29
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.01	$0.01
Shares outstanding	n/a	n/a	9,455,780	3
Net asset value and redemption price per share	n/a	n/a	$15.49	$9.89
Maximum offering price per share	n/a	n/a	$15.49	$9.89

Class O:
Net assets	n/a	n/a	$12,304,893	n/a
Shares authorized	n/a	n/a	unlimited	n/a
Par value	n/a	n/a	$0.01	n/a
Shares outstanding	n/a	n/a	830,869	n/a
Net asset value and redemption price per share	n/a	n/a	$14.81	n/a
Maximum offering price per share	n/a	n/a	$14.81	n/a

Class Q:
Net assets	$2,266,289	$116,360	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.01	$0.01	n/a	n/a
Shares outstanding	133,572	9,124	n/a	n/a
Net asset value and redemption price per share	$16.97	$12.75	n/a	n/a
Maximum offering price per share	$16.97	$12.75	n/a	n/a

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

31

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005  (CONTINUED)

	ING	ING	ING	ING
	LargeCap	MidCap	SmallCap	LargeCap
	Growth	Opportunities	Opportunities	Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities at value+*	$303,328,553	$365,670,448	$188,057,803	$43,480,915
Short-term investments at amortized cost	62,975,035	96,371,023	51,740,320	—
Repurchase agreement	—	1,584,000	7,489,000	—
Cash	8,253,977	72,476	46,568	292,220
Receivables:
Investment securities sold	587,400	2,611,652	151,062	679,339
Fund shares sold	275,030	35,837	3,199	402,110
Dividends and interest	94,151	159,202	42,333	76,377
Prepaid expenses	24,101	21,280	22,693	23,170
Reimbursement due from manager	—	81,594	40,900	—
Total assets	375,538,247	466,607,512	247,593,878	44,954,131

LIABILITIES:
Payable for investment securities purchased	849,392	1,837,073	—	—
Payable for fund shares redeemed	431,339	546,741	398,869	165,871
Payable upon receipt of securities loaned	62,975,035	96,371,023	51,740,320	—
Payable to affiliates	403,591	565,491	267,571	63,861
Payable for trustee fees	6,830	20,427	8,270	1,402
Other accrued expenses and liabilities	269,989	484,777	224,205	75,042
Total liabilities	64,936,176	99,825,532	52,639,235	306,176
NET ASSETS	$310,602,071	$366,781,980	$194,954,643	$44,647,955

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$652,027,255	$516,095,445	$463,042,271	$43,031,329
Undistributed net investment income (accumulated net investment loss)	(1,229,658)	—	—	111,835
Accumulated net realized gain (loss) on investments	(392,133,617)	(225,643,330)	(319,817,484)	1,818,798
Net unrealized appreciation (depreciation) on investments	51,938,091	76,329,865	51,729,856	(314,007)
NET ASSETS	$310,602,071	$366,781,980	$194,954,643	$44,647,955

+ Including securities loaned at value	$62,320,275	$93,971,206	$50,406,024	$—
* Cost of investments in securities	$251,390,462	$289,340,583	$136,327,947	$43,794,922

See Accompanying Notes to Financial Statements

32

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005  (CONTINUED)

	ING	ING	ING	ING
	LargeCap	MidCap	SmallCap	LargeCap
	Growth	Opportunities	Opportunities	Value
	Fund	Fund	Fund	Fund
Class A:
Net assets	$111,207,869	$118,667,532	$93,821,344	$22,078,812
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	6,221,318	9,120,060	3,849,232	2,157,339
Net asset value and redemption price per share	$17.88	$13.01	$24.37	$10.23
Maximum offering price per share (5.75%)(1)	$18.97	$13.80	$25.86	$10.85

Class B:
Net assets	$106,162,363	$139,099,874	$43,929,252	$8,447,109
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	6,125,933	11,206,902	1,968,099	830,291
Net asset value and redemption price per share(2)	$17.33	$12.41	$22.32	$10.17
Maximum offering price per share	$17.33	$12.41	$22.32	$10.17

Class C:
Net assets	$52,354,503	$101,261,308	$43,602,966	$11,358,405
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,030,826	8,198,816	1,957,754	1,116,667
Net asset value and redemption price per share(2)	$17.27	$12.35	$22.27	$10.17
Maximum offering price per share	$17.27	$12.35	$22.27	$10.17

Class I:
Net assets	$38,840,563	$2,999,782	$13,358,507	$2,763,628
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,102,544	224,674	540,092	269,942
Net asset value and redemption price per share	$18.47	$13.35	$24.73	$10.24
Maximum offering price per share	$18.47	$13.35	$24.73	$10.24

Class O:
Net assets	n/a	n/a	n/a	n/a
Shares authorized	n/a	n/a	n/a	n/a
Par value	n/a	n/a	n/a	n/a
Shares outstanding	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	n/a	n/a
Maximum offering price per share	n/a	n/a	n/a	n/a

Class Q:
Net assets	$2,036,773	$4,753,484	$242,574	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.01	$0.01	$0.01	n/a
Shares outstanding	111,009	361,442	9,884	n/a
Net asset value and redemption price per share	$18.35	$13.15	$24.54	n/a
Maximum offering price per share	$18.35	$13.15	$24.54	n/a

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

33

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005

		ING	ING
	ING	MidCap	SmallCap
	MagnaCap	Value	Value
	Fund	Fund	Fund
ASSETS:
Investments in securities at value+*	$342,617,451	$150,549,780	$140,968,018
Short-term investments at amortized cost	40,540,622	36,890,766	38,858,767
Repurchase agreement	3,302,000	—	—
Cash	303,484	2,452,925	7,797,182
Receivables:
Investment securities sold	1,727,651	1,193,452	—
Fund shares sold	15,889	5,796	8,262
Dividends and interest	526,419	181,736	125,990
Prepaid expenses	25,133	24,868	25,282
Total assets	389,058,649	191,299,323	187,783,501

LIABILITIES:
Payable for investment securities purchased	3,739,960	—	1,134,870
Payable for fund shares redeemed	326,925	401,259	408,599
Payable upon receipt of securities loaned	40,540,622	36,890,766	38,858,767
Payable to affiliates	329,239	209,381	194,811
Payable for trustee fees	40,142	356	1,027
Other accrued expenses and liabilities	334,296	106,557	101,313
Total liabilities	45,311,184	37,608,319	40,699,387
NET ASSETS	$343,747,465	$153,691,004	$147,084,114

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$386,488,367	$155,300,593	$143,577,100
Undistributed net investment income (distributions in excess of net investment income)	1,047,605	(13,333)	(13,333)
Accumulated net realized gain (loss) on investments	(86,319,702)	12,830,650	20,167,710
Net unrealized appreciation (depreciation) on investments	42,531,195	(14,426,906)	(16,647,363)
NET ASSETS	$343,747,465	$153,691,004	$147,084,114

+ Including securities loaned at value	$39,351,474	$34,650,358	$36,768,285
* Cost of investments in securities	$300,086,256	$164,976,686	$157,615,381

See Accompanying Notes to Financial Statements

34

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005 (CONTINUED)

		ING	ING
	ING	MidCap	SmallCap
	MagnaCap	Value	Value
	Fund	Fund	Fund
Class A:
Net assets	$293,793,373	$71,136,451	$79,748,233
Shares authorized	80,000,000	unlimited	unlimited
Par value	$0.10	$0.01	$0.01
Shares outstanding	27,174,783	6,453,144	6,188,363
Net asset value and redemption price per share	$10.81	$11.02	$12.89
Maximum offering price per share 5.75%)(1)	$11.47	$11.69	$13.68

Class B:
Net assets	$36,962,204	$38,070,863	$24,540,315
Shares authorized	80,000,000	unlimited	unlimited
Par value	$0.10	$0.01	$0.01
Shares outstanding	3,535,335	3,520,432	1,945,717
Net asset value and redemption price per share(2)	$10.46	$10.81	$12.61
Maximum offering price per share	$10.46	$10.81	$12.61

Class C:
Net assets	$6,489,705	$42,426,035	$42,276,081
Shares authorized	20,000,000	unlimited	unlimited
Par value	$0.10	$0.01	$0.01
Shares outstanding	620,379	3,924,075	3,355,547
Net asset value and redemption price per share(2)	$10.46	$10.81	$12.60
Maximum offering price per share	$10.46	$10.81	$12.60

Class I:
Net assets	$2,453,990	$2,037,402	$455,814
Shares authorized	50,000,000	unlimited	unlimited
Par value	$0.10	$0.01	$0.01
Shares outstanding	228,043	182,638	35,080
Net asset value and redemption price per share	$10.76	$11.16	$12.99
Maximum offering price per share	$10.76	$11.16	$12.99

Class M:
Net assets	$4,048,193	n/a	n/a
Shares authorized	5,000,000	n/a	n/a
Par value	$0.10	n/a	n/a
Shares outstanding	377,273	n/a	n/a
Net asset value and redemption price per share	$10.73	n/a	n/a
Maximum offering price per share (3.50%)(3)	$11.12	n/a	n/a

Class Q:
Net assets	n/a	$20,253	$63,671
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.01	$0.01
Shares outstanding	n/a	1,842	4,872
Net asset value and redemption price per share	n/a	$11.00	$13.07
Maximum offering price per share	n/a	$11.00	$13.07

(1)          Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)          Redemption price per share may be reduced for any applicable contingent deferred sales charges.

(3)          Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

See Accompanying Notes to Financial Statements

35

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

		ING		ING
	ING	Equity and	ING	Disciplined
	Convertible	Bond	Real Estate	LargeCap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$2,505,683	$659,970	$10,207,166	$1,094,676
Interest	3,913,220	1,221,635	23,683	20,474
Securities lending income	136,513	—	10,986	1,107
Total investment income	6,555,416	1,881,605	10,241,835	1,116,257

EXPENSES:
Investment management fees	1,443,948	479,318	1,559,453	402,970
Distribution and service fees:
Class A	207,885	118,715	90,209	15,516
Class B	643,107	172,829	28,152	309,241
Class C	660,446	124,727	28,299	136,315
Class O	—	—	12,565	—
Class Q	6,930	587	—	—
Transfer agent fees:
Class A	57,441	49,996	5,734	6,264
Class B	62,390	25,369	419	34,802
Class C	64,334	18,239	416	16,430
Class I	—	—	9,275	261
Class O	—	—	1,835	—
Class Q	1,065	593	—	—
Administrative service fees	192,524	63,908	222,777	57,567
Shareholder reporting expense	55,929	8,769	51,740	13,129
Registration fees	53,658	46,250	64,942	41,697
Professional fees	22,279	8,544	25,939	10,917
Custody and accounting expense	25,814	31,776	23,420	12,346
Trustee fees	10,287	3,836	3,537	5,145
Miscellaneous expense	21,601	8,011	11,426	32,916
Total expenses	3,529,638	1,161,467	2,140,138	1,095,516
Net recouped (waived and reimbursed) fees	(23,667)	2,841	208,826	(1,060)
Brokerage commission recapture	—	—	(138,294)	—
Net expenses	3,505,971	1,164,308	2,210,670	1,094,456
Net investment income	3,049,445	717,297	8,031,165	21,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain on:
Investments	9,980,291	1,574,988	18,980,782	6,946,906
Foreign currency related transactions	34,687	—	—	—
Futures	—	21,659	—	12,216
Net realized gain on investments, foreign currency related transactions and futures	10,014,978	1,596,647	18,980,782	6,959,122
Net change in unrealized appreciation or depreciation on:
Investments	(14,795,559)	283,395	27,111,162	(2,532,214)
Futures	—	35,156	—	(1,725)
Net change in unrealized appreciation or depreciation on investments and futures	(14,795,559)	318,551	27,111,162	(2,533,939)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(4,780,581)	1,915,198	46,091,944	4,425,183
Increase (decrease) in net assets resulting from operations	$(1,731,136)	$2,632,495	$54,123,109	$4,446,984

See Accompanying Notes to Financial Statements

36

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

	ING	ING	ING	ING
	LargeCap	MidCap	SmallCap	LargeCap
	Growth	Opportunities	Opportunities	Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,902,912	$1,812,970	$421,387	$711,476
Interest	32,836	109,816	62,741	7,409
Securities lending income	24,940	71,832	88,071	—
Total investment income	2,960,688	1,994,618	572,199	718,885

EXPENSES:
Investment management fees	2,347,100	4,084,727	2,080,384	272,932
Distribution and service fees:
Class A	378,653	372,969	300,368	34,145
Class B	1,114,826	1,624,944	575,193	62,512
Class C	517,685	1,142,012	498,797	82,573
Class Q	11,244	11,736	773	—
Transfer agent fees:
Class A	148,330	181,322	180,566	15,058
Class B	153,867	231,825	102,843	7,145
Class C	71,467	169,720	90,138	9,310
Class I	11,894	246	2,062	1,326
Class Q	1,337	417	48	59
Administrative service fees	312,943	789,218	457,100	30,326
Shareholder reporting expense	31,054	107,415	95,040	9,440
Registration fees	69,185	79,035	49,181	82,572
Professional fees	24,287	20,254	27,784	7,240
Custody and accounting expense	33,498	30,763	29,670	4,220
Trustee fees	6,477	14,849	14,931	2,037
Organization expense and offering costs	—	—	—	67,398
Miscellaneous expense	18,097	24,211	17,603	1,515
Total expenses	5,251,944	8,885,663	4,522,481	689,808
Net recouped (waived and reimbursed) fees	171,000	(209,341)	(223,192)	(149,529)
Brokerage commission recapture	(64,122)	—	—	—
Net expenses	5,358,822	8,676,322	4,299,289	540,279
Net investment income (loss)	(2,398,134)	(6,681,704)	(3,727,090)	178,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	4,847,977	32,363,227	29,952,329	2,061,484
Payment by affiliate and net gain on the disposal of investments	—	304,691	—	—
Net realized gain on investments and payment by affiliate	4,847,977	32,667,918	29,952,329	2,061,484
Net change in unrealized appreciation or depreciation on investments	340,609	1,270,608	(10,378,704)	(206,862)
Net realized and unrealized gain on investments and payment by affiliate	5,188,586	33,938,526	19,573,625	1,854,622
Increase in net assets resulting from operations	$2,790,452	$27,256,822	$15,846,535	$2,033,228

*Foreign taxes	$3,148	$—	$—	$—

See Accompanying Notes to Financial Statements

37

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005

		ING	ING
	ING	MidCap	SmallCap
	MagnaCap	Value	Value
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,296,289	$1,727,228	$1,527,974
Interest	80,960	23,321	26,763
Securities lending income	7,305	248,942	543,007
Total investment income	8,384,554	1,999,491	2,097,744

EXPENSES:
Investment management fees	2,696,922	1,446,144	1,348,500
Distribution and service fees:
Class A	925,568	178,928	196,979
Class B	452,088	398,260	243,381
Class C	95,839	416,606	406,038
Class M	34,927	—	—
Class Q	6	50	156
Transfer agent fees:
Class A	195,522	87,537	105,513
Class B	28,912	48,239	32,474
Class C	6,174	50,975	54,534
Class I	395	2,004	382
Class M	2,967	—	—
Class Q	—	22	43
Administrative service fees	—	155,125	144,418
Shareholder reporting expense	23,911	87,421	73,781
Registration fees	74,877	51,650	48,684
Professional fees	25,095	28,234	14,883
Custody and accounting expense	36,810	18,668	12,940
Trustee fees	9,712	3,744	3,602
Miscellaneous expense	28,502	8,078	9,616
Total expenses	4,638,227	2,981,685	2,695,924
Net recouped fees	—	154,001	185,214
Net expenses	4,638,227	3,135,686	2,881,138
Net investment income (loss)	3,746,327	(1,136,195)	(783,394)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	26,114,730	19,472,636	24,004,981
Net change in unrealized appreciation or depreciation on investments	(6,195,080)	(16,101,733)	(21,885,346)
Net realized and unrealized gain on investments	19,919,650	3,370,903	2,119,635
Increase in net assets resulting from operations	$23,665,977	$2,234,708	$1,336,241

* Foreign taxes	$54,575	$—	$—

See Accompanying Notes to Financial Statements

38

STATEMENTS OF CHANGES IN NET ASSETS

	ING Convertible Fund		ING Equity and Bond Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$3,049,445	$3,558,967	$717,297	$692,027
Net realized gain (loss) on investments, foreign currency related transactions and futures	10,014,978	18,580,712	1,596,647	(791,892)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(14,795,559)	5,044,475	318,551	6,008,996
Net increase (decrease) in net assets resulting from operations	(1,731,136)	27,184,154	2,632,495	5,909,131

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,545,427)	(1,433,574)	(504,895)	(789,960)
Class B	(1,066,565)	(1,224,775)	(114,044)	(315,822)
Class C	(1,225,778)	(1,281,578)	(111,954)	(249,621)
Class Q	(80,312)	(99,026)	(3,747)	(6,646)
Total distributions	(3,918,082)	(4,038,953)	(734,640)	(1,362,049)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,140,575	47,499,407	6,507,409	18,750,762
Dividends reinvested	2,527,920	2,581,510	561,352	1,011,337
	24,668,495	50,080,917	7,068,761	19,762,099
Cost of shares redeemed	(69,882,260)	(53,959,375)	(19,829,878)	(27,110,551)
Net decrease in net assets resulting from capital share transactions	(45,213,765)	(3,878,458)	(12,761,117)	(7,348,452)
Net increase (decrease) in net assets	(50,862,983)	19,266,743	(10,863,262)	(2,801,370)

NET ASSETS:
Beginning of year	213,080,788	193,814,045	69,480,986	72,282,356
End of year	$162,217,805	$213,080,788	$58,617,724	$69,480,986
Undistributed net investment income at end of year	$979,114	$1,813,063	$116,918	$108,494

See Accompanying Notes to Financial Statements

39

STATEMENTS OF CHANGES IN NET ASSETS

	ING Real Estate Fund		ING Disciplined LargeCap Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$8,031,165	$7,739,664	$21,801	$(196,511)
Net realized gain on investments and futures	18,980,782	18,787,767	6,959,122	8,281,222
Net change in unrealized appreciation or depreciation on investments and futures	27,111,162	10,691,837	(2,533,939)	4,006,258
Net increase in net assets resulting from operations	54,123,109	37,219,268	4,446,984	12,090,969

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,212,841)	(327,077)	—	—
Class B	(78,541)	(35,510)	—	—
Class C	(76,563)	(77,403)	—	—
Class I	(6,583,649)	(8,236,929)	—	—
Class O	(158,947)	—	—	—
Net realized gains:
Class A	(2,268,169)	(242,273)	—	—
Class B	(184,964)	(30,332)	—	—
Class C	(206,851)	(87,401)	—	—
Class I	(11,900,609)	(6,232,489)	—	—
Class O	(199,400)	—	—	—
Total distributions	(22,870,534)	(15,269,414)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,439,223	73,899,420	4,912,800	4,879,672
Dividends reinvested	16,039,378	9,979,129	—	—
	99,478,601	83,878,549	4,912,800	4,879,672
Cost of shares redeemed	(91,095,041)	(49,590,718)	(39,586,158)	(23,356,188)
Net increase (decrease) in net assets resulting from capital share transactions	8,383,560	34,287,831	(34,673,358)	(18,476,516)
Net increase (decrease) in net assets	39,636,135	56,237,685	(30,226,374)	(6,385,547)

NET ASSETS:
Beginning of year	183,170,821	126,933,136	76,204,873	82,590,420
End of year	$222,806,956	$183,170,821	$45,978,499	$76,204,873
Undistributed net investment income at end of year	$2,740,840	$2,271,773	$19,967	$—

See Accompanying Notes to Financial Statements

40

STATEMENTS OF CHANGES IN NET ASSETS

	ING LargeCap Growth Fund		ING MidCap Opportunities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment loss	$(2,398,134)	$(2,863,179)	$(6,681,704)	$(3,189,037)
Net realized gain on investments and reimbursement from affiliate	4,847,977	39,816,143	32,667,918	36,005,578
Net change in unrealized appreciation or depreciation on investments	340,609	18,934,271	1,270,608	(14,157,412)
Net increase in net assets resulting from operations	2,790,452	55,887,235	27,256,822	18,659,129

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(2,284,365)	—	—	—
Class B	(1,739,049)	—	—	—
Class C	(805,907)	—	—	—
Class I	(923,412)	—	—	—
Class Q	(120,417)	—	—	—
Return of capital:
Class A	(872,085)	—	—	—
Class B	(954,286)	—	—	—
Class C	(440,286)	—	—	—
Class I	(293,343)	—	—	—
Class Q	(41,959)	—	—	—
Total distributions	(8,475,109)	—	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,955,616	167,009,595	27,372,572	28,495,626
Dividends reinvested	6,725,986	—	—	373,162,486
	114,681,602	167,009,595	27,372,572	401,658,112
Cost of shares redeemed	(124,424,891)	(70,231,343)	(151,471,341)	(127,345,757)
Net increase (decrease) in net assets resulting from capital share transactions	(9,743,289)	96,778,252	(124,098,769)	274,312,355
Net increase (decrease) in net assets	(15,427,946)	152,665,487	(96,841,947)	292,971,484

NET ASSETS:
Beginning of year	326,030,017	173,364,530	463,623,927	170,652,443
End of year	$310,602,071	$326,030,017	$366,781,980	$463,623,927
Accumulated net investment loss at end of year	$(1,229,658)	$—	$—	$—

See Accompanying Notes to Financial Statements

41

STATEMENTS OF CHANGES IN NET ASSETS

	ING SmallCap Opportunities Fund		ING LargeCap Value Fund
	Year	Year	Year	February 2,
	Ended	Ended	Ended	2004(1)
	May 31,	May 31,	May 31,	to May 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$(3,727,090)	$(5,073,085)	$178,606	$5,355
Net realized gain on investments	29,952,329	43,684,508	2,061,484	8,982
Net change in unrealized appreciation or depreciation on investments	(10,378,704)	20,950,754	(206,862)	(107,145)
Net increase (decrease) in net assets resulting from operations	15,846,535	59,562,177	2,033,228	(92,808)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(107,111)	—
Class B	—	—	(21,668)	—
Class C	—	—	(26,910)	—
Class I	—	—	(24,018)	—
Net realized gains:
Class A	—	—	(110,882)	—
Class B	—	—	(52,095)	—
Class C	—	—	(67,763)	—
Class I	—	—	(20,928)	—
Total distributions	—	—	(431,375)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,730,867	55,115,680	36,704,872	11,680,876
Dividends reinvested	—	—	298,625	—
	32,730,867	55,115,680	37,003,497	11,680,876
Cost of shares redeemed	(106,392,621)	(140,542,492)	(5,081,104)	(464,359)
Net increase (decrease) in net assets resulting from capital share transactions	(73,661,754)	(85,426,812)	31,922,393	11,216,517
Net increase (decrease) in net assets	(57,815,219)	(25,864,635)	33,524,246	11,123,709

NET ASSETS:
Beginning of period	252,769,862	278,634,497	11,123,709	—
End of period	$194,954,643	$252,769,862	$44,647,955	$11,123,709
Undistributed net investment income at end of period	$—	$—	$111,835	$45,538

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

42

STATEMENTS OF CHANGES IN NET ASSETS

	ING MagnaCap Fund		ING MidCap Value Fund
	Year	Year
	Ended	Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$3,746,327	$2,960,215	$(1,136,195)	$(455,900)
Net realized gain on investments	26,114,730	5,922,962	19,472,636	9,538,762
Net change in unrealized appreciation or depreciation on investments	(6,195,080)	38,819,962	(16,101,733)	9,173,938
Net increase in net assets resulting from operations	23,665,977	47,703,139	2,234,708	18,256,800

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,895,915)	(2,197,417)	(5,379,868)	—
Class B	(101,711)	—	(3,140,896)	—
Class C	(23,132)	—	(3,310,535)	—
Class I	(23,921)	(112)	(154,805)	—
Class M	(18,440)	(4,890)	—	—
Class Q	(33)	(42,794)	(1,507)	—
Total distributions	(4,063,152)	(2,245,213)	(11,987,611)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,663,858	35,810,247	95,315,357	90,677,565
Net proceeds from shares issued in merger	—	147,505,028	—	—
Dividends reinvested	3,533,011	1,940,774	9,166,148	—
	27,196,869	185,256,049	104,481,505	90,677,565
Cost of shares redeemed	(83,739,269)	(80,780,723)	(68,683,573)	(20,765,261)
Net increase (decrease) in net assets resulting from capital share transactions	(56,542,400)	104,475,326	35,797,932	69,912,304
Net increase (decrease) in net assets	(36,939,575)	149,933,252	26,045,029	88,169,104

NET ASSETS:
Beginning of year	380,687,040	230,753,788	127,645,975	39,476,871
End of year	$343,747,465	$380,687,040	$153,691,004	$127,645,975
Undistributed net investment income (accumulated net investment loss) at end of year	$1,047,605	$1,364,430	$(13,333)	$(21,333)

See Accompanying Notes to Financial Statements

43

STATEMENTS OF CHANGES IN NET ASSETS

	ING SmallCap Value Fund
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2005	2004
FROM OPERATIONS:
Net investment loss	$(783,394)	$(576,767)
Net realized gain on investments	24,004,981	10,868,528
Net change in unrealized appreciation or depreciation on investments	(21,885,346)	8,636,660
Net increase in net assets resulting from operations	1,336,241	18,928,421

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	(5,340,181)	(1,073,901)
Class B	(1,592,895)	(775,481)
Class C	(2,730,797)	(949,961)
Class I	(31,243)	(22,291)
Class Q	(4,047)	(49)
Total distributions	(9,699,163)	(2,821,683)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	104,901,397	57,600,625
Dividends reinvested	7,367,516	2,135,022
	112,268,913	59,735,647
Cost of shares redeemed	(51,689,775)	(12,951,477)
Net increase in net assets resulting from capital share transactions	60,579,138	46,784,170
Net increase in net assets	52,216,216	62,890,908

NET ASSETS:
Beginning of year	94,867,898	31,976,990
End of year	$147,084,114	$94,867,898
Distributions in excess of net investment income at end of year	$(13,333)	$(21,333)

See Accompanying Notes to Financial Statements

44

ING CONVERTIBLE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$17.58	15.74	14.91	17.37	26.85	22.51
Income (loss) from investment operations:
Net investment income	$0.38 *	0.46	0.41	0.36	0.59	0.44
Net realized and unrealized gain (loss) on investments	$(0.49)	1.84	0.76	(2.28)	(4.84)	7.82
Total from investment operations	$(0.11)	2.30	1.17	(1.92)	(4.25)	8.26
Less distributions from:
Net investment income	$0.50	0.46	0.34	0.45	0.53	0.35
Net realized gain from investments	$—	—	—	0.09	4.70	3.57
Total distributions	$0.50	0.46	0.34	0.54	5.23	3.92
Net asset value, end of period	$16.97	17.58	15.74	14.91	17.37	26.85
Total Return(2)%	(0.72)	14.72	8.11	(11.12)	(17.50)	40.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,266	3,176	4,030	8,626	29,629	56,165
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.24	1.26	1.36	1.19	1.15	1.25
Gross expenses prior to expense reimbursement(3)%	1.24	1.26	1.36	1.19	1.14	1.25
Net investment income after expense reimbursement(3)(4)%	2.17	2.37	2.78	2.23	2.47	1.88
Portfolio turnover rate %	72	138	97	100	145	129

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*            Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

45

ING EQUITY AND BOND FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$12.38	11.63	11.98	13.23	14.94	19.04
Income (loss) from investment operations:
Net investment income	$0.13	0.17	0.28	0.42	0.44	0.54
Net realized and unrealized gain (loss) on investments	$0.40	0.86	(0.38)	(1.15)	(0.54)	(0.57)
Total from investment operations	$0.53	1.03	(0.10)	(0.73)	(0.10)	(0.03)
Less distributions from:
Net investment income	$0.16	0.28	0.25	0.47	0.47	0.40
Net realized gain from investments	$—	—	—	0.05	1.14	3.67
Total distributions	$0.16	0.28	0.25	0.52	1.61	4.07
Net asset value, end of period	$12.75	12.38	11.63	11.98	13.23	14.94
Total Return(2)%	4.31	8.93†	(0.61)	(5.53)	(0.70)	(0.60)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$116	324	222	191	373	230
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.44	1.49	1.50	1.40	1.25	1.30
Gross expenses prior to expense reimbursement/recoupment(3)%	1.41	1.48	1.61	1.40	1.46	1.51
Net investment income after expense reimbursement/recoupment(3)(4)%	1.33	1.39	2.70	3.31	3.61	3.36
Portfolio turnover rate %	216	302	129	145	76	173

(1)      The Fund changed its fiscal year end to May 31.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†          Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.84% for Class Q.

See Accompanying Notes to Financial Statements.

46

ING REAL ESTATE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
				Period
				Ended
	Year Ended May 31,			May 31,	Year Ended October 31,
	2005		2004	2003(1)	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.28		11.45	9.98	9.77	9.57	8.24
Income (loss) from investment operations:
Net investment income	$0.54	*	0.58	0.20	0.60	0.50	0.69
Net realized and unrealized gain (loss) on investments	$3.15		2.43	1.47	0.23	0.27	1.21
Total from investment operations	$3.69		3.01	1.67	0.83	0.77	1.90
Less distributions from:
Net investment income	$0.53		0.67	0.20	0.62	0.57	0.57
Net realized gain from investments	$0.95		0.51	—	—	—	—
Total distributions	$1.48		1.18	0.20	0.62	0.57	0.57
Net asset value, end of period	$15.49		13.28	11.45	9.98	9.77	9.57
Total Return(2)%	28.82		27.24	16.95	8.06	7.88	23.78

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$146,499		161,904	125,645	97,331	76,188	64,447
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	0.90		0.96	1.00	0.98	1.00	1.00
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	0.98		0.96	1.00	0.98	1.00	1.00
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(3)%	0.90		1.06	1.19	0.98	1.03	1.05
Net investment income after expense reimbursement(3)(4)%	3.70		4.69	4.26	4.29	4.84	5.71
Portfolio turnover rate %	91		132	62	106	77	93

(1)         On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio were transferred to the newly created ING Real Estate Fund in exchange for shares of the ING Real Estate Fund. The financial highlight information presented for periods prior to November 4, 2002 reflects the activity of the CRA Realty Shares Portfolio. The ING Real Estate Fund has adopted a fiscal year end of May 31.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*            Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

47

ING DISCIPLINED LARGECAP FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
						Seven Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	October 31,
	2005		2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$8.99		7.72	8.52	9.94	11.25	11.17
Income (loss) from investment operations:
Net investment income	$0.04	*	0.05	0.05	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments	$0.86		1.22	(0.85)	(1.46)	(1.33)	0.19
Total from investment operations	$0.90		1.27	(0.80)	(1.42)	(1.31)	0.23
Less distributions from:
Net realized gain from investments	$—		—	—	—	—	0.15
Total distributions	$—		—	—	—	—	0.15
Net asset value, end of period	$9.89		8.99	7.72	8.52	9.94	11.25
Total Return(2)%	10.01		16.45	(9.39)	(14.28)	(11.64)	2.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$0	**	22,762	19,550	21,578	25,172	28,473
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.04		1.09	1.12	1.00	1.04	1.07
Gross expenses prior to expense reimbursement(3)%	1.04		1.09	1.12	1.00	1.04	1.07
Net investment income after expense reimbursement(3)%	0.49		0.55	0.70	0.46	0.27	0.34
Portfolio turnover rate %	154		200	106	149	26	57

(1)         The Fund changed its fiscal year end to May 31.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

*            Per share data calculated using average number of shares outstanding throughout the period.

**     Amount represents less than $1,000.

See Accompanying Notes to Financial Statements.

48

ING LARGECAP GROWTH FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
				January 8,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.69	14.71	16.93	21.04
Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.37	4.03	(2.16)	(4.09)
Total from investment operations	$0.39	3.98	(2.22)	(4.11)
Less distributions from:
Net investment income	$0.46	—	—	—
Return of capital	$0.15	—	—	—
Total distribution	$0.61	—	—	—
Net asset value, end of period	$18.47	18.69	14.71	16.93
Total Return(2)%	2.07	27.06	(13.11)	(19.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38,841	36,504	22,156	26,106
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	0.97	0.91	1.05	0.96
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	0.99	0.94	1.05	0.96
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	0.94	1.10	1.21	0.96
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(0.02)	(0.31)	(0.42)	(0.43)
Portfolio turnover rate %	81	142	291	536

	Class Q
					Eleven Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	June 30,
	2005	2004	2003	2002	2001(5)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$18.58	14.66	16.92	24.81	43.71	28.43
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.11)	(0.15)	(0.44)	(0.17)	(0.20)
Net realized and unrealized gain (loss) on investments	$0.40	4.03	(2.11)	(7.44)	(18.26)	15.86
Total from investment operations	$0.34	3.92	(2.26)	(7.88)	(18.43)	15.66
Less distributions from:
Net investment income	$0.42	—	—	0.01	—	—
Net realized gain from investments	$—	—	—	—	0.47	0.38
Return of capital	$0.15	—	—	—	—	—
Total distributions	$0.57	—	—	0.01	0.47	0.38
Net asset value, end of period	$18.35	18.58	14.66	16.92	24.81	43.71
Total Return(2)%	1.81	26.74	(13.36)	(31.77)	(42.50)	55.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,037	6,035	6,178	16,840	12,534	24,838
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.22	1.14	1.31	1.21	1.19	1.26
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.24	1.17	1.31	1.21	1.19	1.26
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.19	1.32	1.47	1.21	1.19	1.26
Net investment loss afterexpense reimbursement and brokerage commission recapture(3)(4)%	(0.27)	(0.53)	(0.66)	(0.76)	(0.50)	(0.77)
Portfolio turnover rate %	81	142	291	536	331	139

(1)         Commencement of operations of Class I.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)         The Fund changed its fiscal year end to May 31.

See Accompanying Notes to Financial Statements.

49

ING MIDCAP OPPORTUNITIES FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
						Five Months	Year
						Ended	Ended
	Year Ended May 31,					May 31,	December 31,
	2005	2004		2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$12.33	10.33		11.29	14.73	19.26	21.34
Income (loss) from investment operations:
Net investment loss	$(0.09)	(0.09	)*	(0.11)	(0.11)*	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	$1.10	2.09		(0.85)	(3.33)	(4.47)	0.23
Total from investment operations	$1.01	2.00		(0.96)	(3.44)	(4.53)	0.10
Less distributions from:
Net realized gain on investments	$—	—		—	—	—	2.18
Total distributions	$—	—		—	—	—	2.18
Payment by affiliate	$0.01	—		—	—	—	—
Net asset value, end of period	$13.35	12.33		10.33	11.29	14.73	19.26
Total Return(2)%	8.27 †	19.36		(8.50)	(23.35)	(23.52)	0.08

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,000	2,614		10,844	39,874	52,007	68,006
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.22	1.17		1.09	1.26	1.52	1.36
Gross expenses prior to expense reimbursement(3)%	1.27	1.31		1.41	1.50	1.52	1.36
Net investment loss after expense reimbursement(3)(4)%	(0.72)	(0.81)		(0.71)	(0.95)	(0.97)	(0.66)
Portfolio turnover rate %	50	115		345	399	182	188

	Class Q
						Five Months	April 4,
						Ended	2000(5) to$
	Year Ended May 31,					May 31,	December 31,
	2005	2004		2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$12.17	10.19		11.16	14.63	19.16	22.57
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.10	)*	(0.09)	(0.17)*	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	$1.10	2.08		(0.88)	(3.30)	(4.45)	(1.17)
Total from investment operations	$0.97	1.98		(0.97)	(3.47)	(4.53)	(1.23)
Less distributions from:
Net realized gain from investments	$—	—		—	—	—	2.18
Total distributions	$—	—		—	—	—	2.18
Payment by affiliate	$0.01	—		—	—	—	—
Net asset value, end of period	$13.15	12.17		10.19	11.16	14.63	19.16
Total Return(2)%	8.05 †	19.43		(8.69)	(23.72)	(23.64)	(5.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,753	4,898		4,886	6,563	3,071	3,264
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.47	1.45		1.33	1.63	1.82	1.61
Gross expenses prior to expense reimbursement(3)%	1.52	1.56		1.66	1.69	1.82	1.61
Net investment loss after expense reimbursement(3)(4)%	(0.98)	(1.00)		(0.98)	(1.35)	(1.28)	(0.91)
Portfolio turnover rate %	50	115		345	399	182	188

(1)         The Fund changed its fiscal year end to May 31.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)         Commencement of operations.

*            Per share data calculated using average number of shares outstanding throughout the period.

†             In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 8.19% and 7.97% for Class I and Class Q, respectively.

See Accompanying Notes to Financial Statements.

50

ING SMALLCAP OPPORTUNITIES FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
					Five Months	Year
					Ended	Ended
	Year Ended May 31,				May 31,	December 31,
	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$22.76	18.27	24.07	39.02	47.47	59.54
Income (loss) from investment operations:
Net investment loss	$(0.21)	(0.23)	(0.23)	(0.36)**	(0.14)	(1.00)
Net realized and unrealized gain (loss) on investments	$2.18	4.72	(5.57)	(13.60)	(8.31)	(2.17)
Total from investment operations	$1.97	4.49	(5.80)	(13.96)	(8.45)	(3.17)
Less distributions from:
Net realized gain from investments	$—	—	—	0.99	—	8.90
Total distributions	$—	—	—	0.99	—	8.90
Net asset value, end of period	$24.73	22.76	18.27	24.07	39.02	47.47
Total Return(2)%	8.66	24.58†	(24.10)	(36.17)	(17.80)	(5.21)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,359	11,526	8,510	10,700	0.00 *	0.00 *
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.17	1.31	1.46	1.41	1.31	1.15
Gross expenses prior to expense reimbursement(3)%	1.28	1.31	1.46	1.41	1.31	1.15
Net investment loss after expense reimbursement after expense reimbursement(3)%	(0.91)	(1.09)	(1.37)	(1.34)	(1.03)	(0.75)
Portfolio turnover rate %	62	60	357	423	104	134

	Class Q
							Five Months	April 4,
							Ended	2000(4) to
	Year Ended May 31,						May 31,	December 31,
	2005		2004		2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$22.64		18.22		24.07	38.81	47.20	60.86
Income (loss) from investment operations:
Net investment loss	$(0.27	)*	(0.29	)**	(0.53)	(0.51)**	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	$2.17		4.13		(5.32)	(13.24)	(8.19)	(4.49)
Total from investment operations	$1.90		4.42		(5.85)	(13.75)	(8.39)	(4.76)
Less distributions from:
Net realized gain from investments	$—		—		—	0.99	—	8.90
Total distributions	$—		—		—	0.99	—	8.90
Net asset value, end of period	$24.54		22.64		18.22	24.07	38.81	47.20
Total Return(2)%	8.39		24.26	†	(24.30)	(35.83)	(17.78)	(8.29)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$243		463		906	3,651	2,832	2,545
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.45		1.57		1.70	1.66	1.56	1.40
Gross expenses prior to expense reimbursement(3)%	1.56		1.57		1.70	1.66	1.56	1.40
Net investment loss after expense reimbursement(3)%	(1.19)		(1.36)		(1.62)	(1.62)	(1.28)	(1.10)
Portfolio turnover rate %	62		60		357	423	104	134

(1)         The Fund changed its fiscal year end to May 31.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

(4)         Commencement of operations.

*            Amount represents less than $1,000.

**     Per share data calculated using average number of shares outstanding throughout the period.

†             Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 24.52% and 24.15% for Class I and Class Q respectively.

See Accompanying Notes to Financial Statements.

51

ING LARGECAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I
August 2,
2004(1) to
May 31,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$9.72
Income (loss) from investment operations:
Net investment income	$0.10
Net realized and unrealized gain (loss) on investments	$0.59
Total from investment operations	$0.69
Less distributions from:
Net investment income	$0.09
Net realized gains on investments %	0.08
Total distributions %	0.17
Net asset value, end of period	$10.24
Total Return(2)%	7.13

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,764
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.16
Gross expenses prior to expense reimbursement(3)%	1.65
Net investment after expense reimbursement(3)(4)%	1.22
Portfolio turnover rate %	47

(1)         Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

52

ING MAGNACAP FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
			March 5,
			2003(1) to
	Year Ended May 31,		May 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.27	8.82	7.55
Income (loss) from investment operations:
Net investment income	$0.16	0.15	0.01
Net realized and unrealized gain (loss) on investments	$0.53	1.44	1.26
Total from investment operations	$0.69	1.59	1.27
Less distributions from:
Net investment income	$0.20	0.14	—
Net realized gain from investments	$—	—	—
Total distributions	$0.20	0.14	—
Net asset value, end of period	$10.76	10.27	8.82
Total Return(2)%	6.79	18.26	16.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,454	8	7
Ratios to average net assets:
Expenses(3)%	0.80	0.88	0.92
Net investment income(3)%	1.47	1.55	2.06
Portfolio turnover rate %	50	28	110

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)      Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

53

ING MIDCAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
					March 4,
					2002(1) to
	Year Ended May 31,				May 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.61	8.39		10.30	10.20
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.01	**	0.01	0.01
Net realized and unrealized gain (loss) on investments	$0.44	3.21		(1.74)	0.09
Total from investment operations	$0.43	3.22		(1.73)	0.10
Less distributions from:
Net investment income	$—	—		0.07	—
Net realized gain from investments	$0.88	—		0.11	—
Total distributions	$0.88	—		0.18	—
Net asset value, end of period	$11.16	11.61		8.39	10.30
Total Return(2)%	3.64	38.38		(16.35)	0.98

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,037	2,157		197	71
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.36	1.46		1.28	1.24
Gross expenses prior to expense reimbursement/recoupment(3)%	1.26	1.34		1.70	2.60
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.05)	0.22		0.46	0.38
Portfolio turnover rate %	79	70		72	133

	Class Q
				April 17,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.54	8.36	10.28	10.52
Income (loss) from investment operations:
Net investment income (loss)	$(0.07)	(0.02)**	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.41	3.20	(1.75)	(0.24)
Total from investment operations	$0.34	3.18	(1.75)	(0.24)
Less distributions from:
Net investment income	$—	—	0.06	—
Net realized gain from investments	$0.88	—	0.11	—
Total distributions	$0.88	—	0.17	—
Net asset value, end of period	$11.00	11.54	8.36	10.28
Total Return(2)%	2.85	38.04	(16.62)	(2.28)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20	20	14	11
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.63	1.67	1.54	1.52
Gross expenses prior to expense reimbursement/recoupment(3)%	1.53	1.54	1.96	2.28
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.65)	(0.16)	0.14	0.43
Portfolio turnover rate %	79	70	72	13

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*            Amount represents less than $0.01 per share.

**     Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

54

ING SMALLCAP VALUE FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
				March 7,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.60	9.44	10.63	10.32
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.04)	(0.05)	0.00 *
Net realized and unrealized gain (loss) on investments	$0.27	4.94	(0.97)	0.31
Total from investment operations	$0.28	4.90	(1.02)	0.31
Less distributions from:
Net investment income	$—	—	0.08	—
Net realized gain from investments	$0.89	0.74	0.09	—
Total distributions	$0.89	0.74	0.17	—
Net asset value, end of period	$12.99	13.60	9.44	10.63
Total Return(2)%	1.89	53.60	(9.49)	3.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$456	481	222	26
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.35	1.43	1.32	1.23
Gross expenses prior to expense reimbursement/recoupment(3)%	1.22	1.35	1.73	2.78
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	0.08	(0.37)	(0.13)	0.17
Portfolio turnover rate %	76	57	54	12

	Class Q
				April 30,
				2002(1) to
	Year Ended May 31,			May 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.71	9.53	10.63	11.01
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	(0.01)	0.33	0.00 *
Net realized and unrealized gain (loss) on investments	$0.27	4.93	(1.34)	(0.38)
Total from investment operations	$0.25	4.92	(1.01)	(0.38)
Less distributions from:
Net investment income	$—	—	—	—
Net realized gain from investments	$0.89	0.74	0.09	—
Total distributions	$0.89	0.74	0.09	—
Net asset value, end of period	$13.07	13.71	9.53	10.63
Total Return(2)%	1.65	53.29	(9.47)	(3.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$64	58	1	8
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.60	1.52	1.35	1.42
Gross expenses prior to expense reimbursement/recoupment(3)%	1.47	1.52	1.73	2.42
Net investment income (loss) after expensereimbursement/recoupment(3)(4)%	(0.16)	(1.03)	(0.32)	0.00
Portfolio turnover rate %	76	57	54	12

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*         Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

55

Notes To Financial Statements AS OF MAY 31, 2005

NOTE 1 — ORGANIZATION

Organization. The ING Funds contained within this book are part of either ING Equity Trust (“IET”) or ING Investment Funds, Inc. (“IIF”) both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-five separate series. Ten of which are discussed in this report: ING Convertible Fund (“Convertible”), ING Equity and Bond Fund (“Equity and Bond”), ING Real Estate Fund (“Real Estate”) ING Disciplined LargeCap Fund (“Disciplined LargeCap”), ING LargeCap Growth Fund (“LargeCap Growth”), ING MidCap Opportunities Fund (“MidCap Opportunities”), ING SmallCap Opportunities Fund (“SmallCap Opportunities”), ING LargeCap Value Fund (“LargeCap Value”), ING MidCap Value Fund (“MidCap Value”) and ING SmallCap Value Fund (“SmallCap Value”), collectively (the “Funds”). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund (“MagnaCap”).

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally results from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                                   Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Directors/Trustees (‘‘Board’’), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can

56

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                                     Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.                                     Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)                                  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)                                  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.                                    Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

57

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.                                      Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
Disciplined LargeCap	MagnaCap
LargeCap Growth
MidCap Opportunities	Quarterly
SmallCap Opportunities	Convertible
LargeCap Value	Equity and Bond
MidCap Value	Real Estate
SmallCap Value

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.                                      Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.                                     Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.                                    Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                                         Options Contracts. Each Fund may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and

58

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is eercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

J.                                        Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.                                    Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds are expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a period of twelve months.

L.                                      Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.                                 Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-ssued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund’s policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed — generally on the trade date. It is also the Fund’s policy to segregate assets to cover its commitments for when-issued securities on trade date.

N.                                    Mortgage Dollar Roll Transactions. In connection with a Fund’s ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

59

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the periods ended May 31, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales

Convertible	$136,338,071	$187,659,437
Equity and Bond	40,616,087	51,440,623
Real Estate	197,394,320	205,185,766
Disciplined LargeCap	89,207,646	122,729,400
LargeCap Growth	249,086,139	269,637,651
MidCap Opportunities	202,027,849	334,959,033
SmallCap Opportunities	136,318,559	219,049,327
LargeCap Value	45,023,106	13,676,357
MagnaCap	179,995,395	237,233,471
MidCap Value	143,197,691	118,707,081
SmallCap Value	158,543,386	104,946,331

U.S. Government securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$101,205,163	$103,192,953

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%
Disciplined LargeCap	0.70%
LargeCap Growth	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value Choice	1.00%
SmallCap Value	1.00% on first $50 million; and 0.90% thereafter

ING Investment Management Co. (“ING IM”), a registered investment adviser, serves as Sub-Adviser to the Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, and MagnaCap Funds pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

ING Clarion Real Estate Securities L.P. (“INGCRES”), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

Brandes Investment Partners, LP (“Brandes”), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

ING Funds Services, LLC (the “Administrator” or “IFS”), serves as administrator to each Fund except Financial Services and MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds’ average daily net assets.

MagnaCap has entered into a Shareholder Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for Convertible, Equity and Bond and LargeCap Growth.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, INGCRES, IFS and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except Class I) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a

60

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

		Classes B
	Class A(1)	and C	Class M	Class O	Class Q
Convertible	0.35%	1.00%	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	0.25%	0.25%
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	0.75%	N/A	0.25%
MidCap Value	0.25%	1.00%	N/A	N/A	0.25%
SmallCap Value	0.25%	1.00%	N/A	N/A	0.25%

(1)          Effective January 1, 2005, ING Funds Distributor, LLC has also contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

For the year ended May 31, 2005, the Distributor has retained $278,025 as sales charges from the proceeds of Class A Shares sold, $42,999 and $43,820 from the proceeds of Class A Shares and Class C Shares redeemed, respectively, and $161 from the proceeds of Class M Shares sold.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds’ portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At May 31, 2005, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management	Accrued Administrative	Accrued Shareholder Services and Distribution
	Fees	Fees	Fees	Recoupment	Total

Convertible	$ 103,514	$ 13,802	$ 102,806	$ —	$220,122
Equity and Bond	37,479	4,997	29,719	12,135	84,330
Real Estate	131,312	18,774	19,392	2,826	172,304
Disciplined LargeCap	27,225	3,889	35,594	—	66,708
LargeCap Growth	193,970	25,863	164,759	18,999	403,591
MidCap Opportunities	307,317	30,731	227,443	—	565,491
SmallCap Opportunities	155,243	16,305	93,140	2,883	267,571
LargeCap Value	33,106	3,679	20,952	6,124	63,861
MagnaCap	214,965	7,881	106,393	—	329,239
MidCap Value	116,902	12,517	79,962	—	209,381
SmallCap Value	112,179	12,025	70,607	—	194,811

At May 31, 2005, the following indirect, wholly-owned subsidiaries of ING Groep owned the following Funds:

ING National Trust — Real Estate (9.17%); LargeCap Growth (12.00%); and SmallCap Opportunities (5.51%).

ING Life Insurance and Annuity Company — Real Estate (18.67%).

On May 4, 2005, a shareholder who owned 5.8% of the Real Estate Fund as of May 31, 2005, redeemed his shares. The amount of the redemption was approximately $13 million. The majority of the redemption proceeds were paid by the Fund in-kind to reduce the impact to the Fund.

During the year ended May 31, 2005, the Sub-Adviser reimbursed MidCap Opportunities $304,691 in connection with an investment transaction loss.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At May 31, 2005, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for
Professional Fees
Disciplined LargeCap	$ 16,714

Payable for Transfer
Agent Fees
Disciplined LargeCap	$ 19,380
MidCap Value	43,490
SmallCap Opportunities	77,583

Payable for Offering Fees
LargeCap Value	$ 45,623

61

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES (continued)

Payable for Shareholder
Reporting Fees
Disciplined LargeCap	$53,531
Real Estate	53,745
SmallCap Opportunities	69,213

NOTE 8 — EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
Convertible(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities(1)	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%

(1)          Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the expense limits for Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities through at least December 31, 2005. The expense limits for the Funds are as follows:

	Class A	Class B	Class C	Class I	Class Q
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%
Disciplined LargeCap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%

If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. For Disciplined LargeCap and SmallCap Opportunities, the Funds will no longer have an expense limitation. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

The Investment Manager may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of May 31, 2005, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	May 31,
	2006	2007	2008	Total
Equity and Bond	$65,870	$—	$—	$65,870
LargeCap Growth	132,212	408,020	—	540,232
MidCap Opportunities	417,194	240,276	—	657,470
SmallCap Opportunities	—	—	203,126	203,126
LargeCap Value	—	48,986	149,528	198,514

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Funds utilized the line of credit during the year ended May 31, 2005:

	Days	Approximate Average Daily Balance for Days	Approximate Weighted Average Interest Rate for Days
	Utilized	Utilized	Utilized
Covertible	64	$1,286,172	2.93%
Real Estate	2	5,890,000	2.91%
MidCap Opportunities	19	1,112,895	2.60%
SmallCap Opportunities	17	975,882	2.20%
MagnaCap	12	1,093,750	3.09%
MidCap Value	2	3,215,000	1.75%
SmallCap Value	7	891,429	2.73%

62

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
Convertible (Number of Shares)
Shares sold	746,464	1,298,675	242,746	739,659	187,780	557,509
Dividends reinvested	62,283	60,283	35,628	42,820	32,760	35,305
Shares redeemed	(1,288,902)	(1,003,751)	(1,421,080)	(1,078,475)	(926,660)	(744,929)
Net increase (decrease) in shares outstanding	(480,155)	355,207	(1,142,706)	(295,996)	(706,120)	(152,115)

Convertible ($)
Shares sold	$13,563,145	$22,561,007	$4,839,782	$14,414,494	$3,495,036	$10,042,116
Dividends reinvested	1,132,422	1,052,348	713,078	813,670	610,790	627,776
Shares redeemed	(23,291,225)	(17,665,114)	(28,289,877)	(20,919,881)	(17,172,719)	(13,528,070)
Net increase (decrease)	$(8,595,658)	$5,948,241	$(22,737,017)	$(5,691,717)	$(13,066,893)	$(2,858,178)

	Class Q Shares
	Year Ended May 31,	Year Ended May 31,
	2005	2004
Convertible (Number of Shares)
Shares sold	13,451	27,805
Dividends reinvested	4,064	5,192
Shares redeemed	(64,616)	(108,400)
Net decrease in shares outstanding	(47,101)	(75,403)

Convertible ($)
Shares sold	$242,612	$481,790
Dividends reinvested	71,630	87,716
Shares redeemed	(1,128,439)	(1,846,310)
Net decrease	$(814,197)	$(1,276,804)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
Equity and Bond (Number of Shares)
Shares sold	206,394	887,579	212,326	437,744	77,584	141,155
Dividends reinvested	31,955	53,776	5,555	15,763	6,104	13,925
Shares redeemed	(690,486)	(1,045,795)	(574,690)	(782,074)	(246,742)	(285,420)
Net decrease in shares outstanding	(452,137)	(104,440)	(356,809)	(328,567)	(163,054)	(130,340)

Equity and Bond ($)
Shares sold	$2,612,580	$10,932,304	$2,905,920	$5,924,840	$945,085	$1,627,156
Dividends reinvested	406,731	644,730	76,561	201,540	74,314	158,421
Shares redeemed	(8,744,367)	(13,177,888)	(7,846,198)	(10,424,076)	(2,975,674)	(3,316,399)
Net decrease	$(5,725,056)	$(1,600,854)	$(4,863,717)	$(4,297,696)	$(1,956,275)	$(1,530,822)

	Class Q Shares
	Year Ended May 31,	Year Ended May 31,
	2005	2004
Equity and Bond (Number of Shares)
Shares sold	3,475	22,261
Dividends reinvested	296	556
Shares redeemed	(20,797)	(15,787)
Net increase (decrease) in shares outstanding	(17,026)	7,030

Equity and Bond ($)
Shares sold	$43,824	$266,462
Dividends reinvested	3,746	6,646
Shares redeemed	(263,639)	(192,188)
Net increase (decrease)	$(216,069)	$80,920

63

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
Real Estate (Number of Shares)
Shares sold	2,672,995	1,380,337	120,324	166,580	79,409	292,977
Dividends reinvested	240,016	43,360	16,271	3,900	17,279	12,292
Shares redeemed	(312,442)	(213,905)	(57,761)	(28,211)	(125,197)	(112,603)
Net increase (decrease) in shares outstanding	2,600,569	1,209,792	78,834	142,269	(28,509)	192,666

Real Estate ($)
Shares sold	$37,474,130	$16,994,026	$1,684,252	$2,087,459	$1,123,254	$3,611,743
Dividends reinvested	3,364,258	538,693	228,441	48,871	248,472	154,981
Shares redeemed	(4,373,486)	(2,582,779)	(814,232)	(344,880)	(1,817,293)	(1,396,621)
Net increase (decrease)	$36,464,902	$14,949,940	$1,098,461	$1,791,450	$(445,567)	$2,370,103

	Class I Shares		Class O
	Year Ended May 31,	Year Ended May 31,	September 15, 2004(1) to May 31,
	2005	2004	2005
Real Estate (Number of Shares)
Shares sold	1,805,989	4,052,833	1,203,117
Dividends reinvested	813,054	735,129	23,737
Shares redeemed	(4,501,141)	(3,565,560)	(395,985)
Shares redeemed in-kind	(855,950)	—	—
Net increase (decrease) in shares outstanding	(2,738,048)	1,222,402	830,869

Real Estate ($)
Shares sold	$26,036,921	$51,206,192	$17,120,666
Dividends reinvested	11,863,991	9,236,584	334,216
Shares redeemed	(65,604,769)	(45,266,438)	(5,586,094)
Shares redeemed in-kind	(12,899,167)	—	—
Net increase (decrease)	$(40,603,024)	$15,176,338	$11,868,788

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
Disciplined LargeCap (Number of Shares)
Shares sold	132,532	113,903	350,257	389,459	39,185	84,889
Shares redeemed	(205,782)	(453,135)	(1,123,860)	(1,178,718)	(517,740)	(1,202,854)
Net decrease in shares outstanding	(73,250)	(339,232)	(773,603)	(789,259)	(478,555)	(1,117,965)

Disciplined LargeCap ($)
Shares sold	$1,257,808	$970,844	$3,245,746	$3,217,947	$409,223	$690,881
Shares redeemed	(1,896,654)	(3,704,827)	(9,952,538)	(9,667,160)	(4,590,599)	(9,984,201)
Net decrease	$(638,846)	$(2,733,983	$(6,706,792)	$(6,449,213)	$(4,181,376)	$(9,293,320)

	Class I Shares
	Year Ended May 31,	Year Ended May 31,
	2005	2004
Disciplined LargeCap (Number of Shares)
Shares redeemed	(2,532,245)	—
Net decrease in shares outstanding	(2,532,245)	—

Disciplined LargeCap ($)
Shares redeemed	$(23,146,344)	$—
Net decrease	$(23,146,344)	$—

64

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
LargeCap Growth (Number of Shares)
Shares sold	3,644,997	4,717,809	1,124,070	3,033,622	958,053	1,665,504
Dividends reinvested	146,396	—	111,849	—	49,054	—
Shares redeemed	(3,636,558)	(1,508,196)	(1,920,175)	(1,409,436)	(1,057,805)	(842,766)
Net increase (decrease) in shares outstanding	154,835	3,209,613	(684,256)	1,624,186	(50,698)	822,738

LargeCap Growth ($)
Shares sold	$63,972,065	$77,600,379	$19,164,793	$48,308,654	$16,165,467	$25,792,950
Dividends reinvested	2,601,451	—	1,933,935	—	845,684	—
Shares redeemed	(63,093,074)	(24,659,524)	(32,423,831)	(22,603,682)	(17,832,172)	(13,587,922)
Net increase (decrease)	$3,480,442	$52,940,855	$(11,325,103)	$25,704,972	$(821,021)	$12,205,028

(1) Commencement of operations.

	Class I Shares		Class Q Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004
LargeCap Growth (Number of Shares)
Shares sold	431,875	650,093	47,315	252,367
Dividends reinvested	66,417	—	7,030	—
Shares redeemed	(348,951)	(202,685)	(268,176)	(348,885)
Net increase (decrease) in shares outstanding	149,341	447,408	(213,831)	(96,518)
LargeCap Growth ($)
Shares sold	$7,799,272	$11,253,002	$854,019	$4,054,610
Dividends reinvested	1,216,755	—	128,161	—
Shares redeemed	(6,288,069)	(3,512,313)	(4,787,745)	(5,867,902)
Net increase (decrease)	$2,727,958	$7,740,689	$(3,805,565)	$(1,813,292)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
MidCap Opportunities (Number of Shares)
Shares sold	1,653,655	1,036,073	330,659	733,927	142,087	329,723
Shares issued in merger	—	7,257,045	—	13,295,946	—	5,847,535
Shares redeemed	(3,589,399)	(1,584,581)	(5,628,788)	(1,932,970)	(3,341,815)	(1,727,198)
Net increase (decrease) in shares outstanding	(1,935,744)	6,708,537	(5,298,129)	12,096,903	(3,199,728)	4,450,060

MidCap Opportunities ($)
Shares sold	$20,443,482	$11,933,398	$3,927,636	$8,169,093	$1,663,378	$3,570,794
Shares issued in merger	—	90,057,643	—	158,660,384	69,438,190
Shares redeemed	(44,171,966)	(18,290,662)	(66,452,972)	(21,648,477)	(39,158,419)	(19,175,206)
Net increase (decrease)	$(23,728,484)	$83,700,379	$(62,525,336)	$145,181,000	$(37,495,041)	$53,833,778

	Class I Shares		Class Q Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004
MidCap Opportunities (Number of Shares)
Shares sold	100,583	137,735	4,452	295,722
Shares issued in merger	—	4,319,450	—	17,144
Shares redeemed	(87,970)	(5,294,804)	(45,376)	(390,135)
Net increase (decrease) in shares outstanding	12,613	(837,619)	(40,924)	(77,269)

MidCap Opportunities ($)
Shares sold	$1,283,850	$1,697,334	$54,226	$3,125,007
Shares issued in merger	—	54,791,843	—	214,426
Shares redeemed	(1,137,696)	(64,078,651)	(550,288)	(4,152,761)
Net increase (decrease)	$146,154	$(7,589,474)	$(496,062)	$(813,328)

65

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
SmallCap Opportunities (Number of Shares)
Shares sold	1,150,994	1,922,887	73,681	324,368	38,128	110,776
Shares redeemed	(2,002,230)	(3,854,778)	(1,847,128)	(1,650,166)	(836,216)	(1,121,973)
Net decrease in shares outstanding	(851,236)	(1,931,891)	(1,773,447)	(1,325,798)	(798,088)	(1,011,197)

SmallCap Opportunities ($)
Shares sold	$26,511,083	$41,773,565	$1,560,259	$6,706,707	$797,289	$2,424,180
Reinvestments	—
Shares redeemed	(46,131,710)	(80,177,493)	(39,147,390)	(33,798,668)	(17,817,574)	(22,678,422)
Net decrease	$(19,620,627)	$(38,403,928)	$(37,587,131)	$(27,091,961)	$(17,020,285)	$(20,254,242)

	Class I Shares		Class Q Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004
SmallCap Opportunities (Number of Shares)
Shares sold	163,102	186,283	—	1,160
Shares redeemed	(129,421)	(145,691)	(10,556)	(30,438)
Net increase (decrease) in shares outstanding	33,681	40,592	(10,556)	(29,278)

SmallCap Opportunities ($)
Shares sold	$3,862,236	$4,182,902	$—	$28,326
Reinvestments
Shares redeemed	(3,055,561)	(3,235,935)	(240,386)	(651,974)
Net increase (decrease)	$806,675	$946,967	$(240,386)	$(623,648)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
LargeCap Value (Number of Shares)
Shares sold	1,928,832	518,761	680,221	283,191	824,172	400,925
Dividends reinvested	16,396	—	5,318	—	6,765	—
Shares redeemed	(277,874)	(28,776)	(125,461)	(12,978)	(108,362)	(6,833)
Net increase in shares outstanding	1,667,354	489,985	560,078	270,213	722,575	394,092

LargeCap Value ($)
Shares sold	$19,233,492	$5,037,124	$6,741,511	$2,755,909	$8,149,480	$3,887,843
Dividends reinvested	169,247	—	54,681	—	69,674	—
Shares redeemed	(2,791,261)	(274,359)	(1,256,388)	(124,117)	(1,073,378)	(65,883)
Net increase	$16,611,478	$4,762,765	$5,539,804	$2,631,792	$7,145,776	$3,821,960

Class I Shares
August 2, 2004(1) to May 31,
2005
LargeCap Value (Number of Shares)
Shares sold	269,470
Dividends reinvested	472
Net increase in shares outstanding	269,942

LargeCap Value ($)
Shares sold	$2,620,312
Dividends reinvested	5,023
Net increase	$2,625,335

(1) Commencement of operations.

66

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
MagnaCap (Number of Shares)
Shares sold	1,657,369	2,598,002	226,531	715,715	64,507	263,235
Shares issued in merger	—	14,679,883	—	443,560	—	235,540
Dividends reinvested	320,325	203,397	7,431	—	1,938	—
Shares redeemed	(5,070,229)	(5,008,192)	(2,030,048)	(1,805,792)	(606,386)	(315,710)
Net increase (decrease) in shares outstanding	(3,092,535)	12,473,090	(1,796,086)	(646,517)	(539,941)	183,065

MagnaCap ($)
Shares sold	$17,606,524	$25,810,263	$2,337,914	$7,106,156	$670,241	$2,618,410
Shares issued in merger	—	141,208,171	—	4,106,720	—	2,182,353
Dividends reinvested	3,397,764	1,893,245	74,454	—	19,427	—
Shares redeemed	(54,235,720)	(49,598,073)	(20,941,729)	(17,200,575)	(6,330,142)	(2,831,500)
Net increase (decrease)	$(33,231,432)	$119,313,606	$(18,529,361)	$(5,987,699)	$(5,640,474)	$1,969,263

	Class I Shares		Class M Shares		Class Q
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004

MagnaCap (Number of Shares)
Shares sold	287,655	—	2,866	30,375	—	—
Shares issued in merger	—	2	—	—	—	807
Dividends reinvested	2,207	12	1,681	506	—	4,830
Shares redeemed	(62,608)	(2)	(146,040)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	227,254	12	(141,493)	(338,955)	(814)	(841,578)

MagnaCap ($)
Shares sold	$3,019,036	$—	$30,143	$275,418	$—	$—
Shares issued in merger	—	18	—	—	—	7,766
Dividends reinvested	23,921	111	17,445	4,431	—	42,987
Shares redeemed	(678,262)	(21)	(1,544,972)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,364,695	$108	$(1,497,384)	$(3,158,046)	$(8,444)	$(7,661,906)

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
MidCap Value (Number of Shares)
Shares sold	5,114,273	4,389,175	1,232,983	1,916,154	2,022,716	1,895,746
Dividends reinvested	384,981	—	214,520	—	213,558	—
Shares redeemed	(4,131,796)	(1,100,635)	(982,927)	(323,780)	(1,116,536)	(534,781)
Net increase (decrease) in shares outstanding	1,367,458	3,288,540	464,576	1,592,374	1,119,738	1,360,965

MidCap Value ($)
Shares sold	$58,408,030	$47,731,690	$13,972,822	$20,528,670	$22,877,087	$20,537,186
Dividends reinvested	4,301,663	—	2,360,063	—	2,349,128	—
Shares redeemed	(45,656,579)	(12,000,827)	(10,661,218)	(3,379,087)	(12,117,251)	(5,326,519)
Net increase (decrease)	$17,053,114	$35,730,863	$5,671,667	$17,149,583	$13,108,964	$15,210,667

67

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004
MidCap Value (Number of Shares)
Shares sold	5,146	167,376	—	—
Dividends reinvested	13,621	—	135	—
Shares redeemed	(21,922)	(5,110)	—	—
Net increase (decrease) in shares outstanding	(3,155)	162,266	135	—

MidCap Value ($)
Shares sold	$57,418	$1,880,019	$—	$—
Dividends reinvested	153,787	—	1,507	—
Shares redeemed	(248,525)	(58,828)	—	—
Net increase (decrease)	$(37,320)	$1,821,191	$1,507	$—

	Class A Shares		Class B Shares		Class C Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004	2005	2004
SmallCap Value (Number of Shares)
Shares sold	5,230,307	2,394,934	765,833	752,515	1,882,329	1,373,071
Dividends reinvested	324,889	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(2,737,178)	(409,889)	(401,226)	(201,315)	(830,191)	(455,949)
Net increase in shares outstanding	2,818,018	2,068,950	462,813	606,229	1,189,977	967,643

SmallCap Value ($)
Shares sold	$69,819,490	$30,977,651	$10,174,122	$9,220,990	$24,899,975	$17,186,034
Dividends reinvested	4,280,838	940,575	1,271,765	611,375	1,783,641	560,781
Shares redeemed	(35,961,144)	(5,024,204)	(5,088,317)	(2,376,307)	(10,607,956)	(5,504,573)
Net increase	$38,139,184	$26,894,022	$6,357,570	$7,456,058	$16,075,660	$12,242,242

	Class I Shares		Class Q Shares
	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,	Year Ended May 31,
	2005	2004	2005	2004
SmallCap Value (Number of Shares)
Shares sold	206	13,396	370	4,134
Dividends reinvested	2,052	1,983	303	—
Shares redeemed	(2,509)	(3,604)	—	—
Net increase (decrease) in shares outstanding	(251)	11,775	673	4,134

SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	27,225	22,291	4,047	—
Shares redeemed	(32,358)	(46,393)	—	—
Net increase (decrease)	$(2,323)	$134,172	$9,047	$57,676

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging

68

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

effect, which may intensify the credit, market and other risks associated with investing in a Fund. At May 31, 2005, the Funds had securities on loan with the following market values:

	Value of Securities	Value of
	Loaned	Collateral
Convertible	$43,549,172	$44,945,863
Disciplined LargeCap	6,091,518	6,312,211
LargeCap Growth	62,320,275	62,975,035
MidCap Opportunities	93,971,206	96,371,023
SmallCap Opportunities	50,406,024	51,740,320
MagnaCap	39,351,474	40,540,622
MidCap Value	34,650,358	36,890,766
SmallCap Value	36,768,285	38,858,767

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of May 31, 2005:

	Paid-in	Undistributed Net Investment Income On	Accumulated Net Realized Gains
	Capital	Investments	(Losses)
Convertible	$—	$34,687	$(34,687)
Equity and Bond	—	25,767	(25,767)
Real Estate(1)	2,033,938	548,443	(2,582,381)
Disciplined LargeCap	1,433,858	(1,834)	(1,432,024)
LargeCap Growth	2,863,178	7,041,627	(9,904,805)
MidCap Opportunities	(6,681,704)	6,681,704	—
SmallCap Opportunities	(3,727,090)	3,727,090	—
LargeCap Value	(67,398)	67,398	—
MagnaCap	42,615,067	—	(42,615,067)
MidCap Value	—	1,144,195	(1,144,195)
SmallCap Value	—	791,394	(791,394)

(1) As of the Fund’s tax year ended December 31, 2004.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2005			Year Ended May 31, 2004
	Ordinary	Long-Term	Return	Ordinary	Long-Term
	Income	Capital Gains	of Capital	Income	Capital Gains
Convertible	$3,918,082	$—	$—	$4,038,953	$—
Equity and Bond	734,640	—	—	1,362,049	—
Real Estate(1)	14,384,321	8,486,213	—	8,704,727	6,564,687
LargeCap Growth	5,873,150	—	2,601,959	—	—
LargeCap Value	431,375	—	—	—	—
MagnaCap	4,063,152	—	—	2,245,213	—
MidCap Value	6,754,843	5,232,768	—	—	—
SmallCap Value	4,253,596	5,445,567	—	536,307	2,285,376

(1) Composition of dividends and distributions presented herein differ from final amounts based of the Fund’s tax year-end of December 31, 2004.

69

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

	Undistributed	Undistributed Long Term	Unrealized Appreciation/	Post October Losses	Capital Loss	Expiration
	Ordinary Income	Capital Gains	Depreciation	Deferred	Carryforwards	Dates
Convertible	$974,914	$—	$(190,267)	$—	$(55,590,717)	2010
					(15,497,042)	2011
					$(71,087,759)
Equity and Bond	116,918	—	2,889,064	—	$(506,406)	2010
					(4,569,236)	2011
					(8,878,255)	2012
					$(13,953,897)
Real Estate(1)	—	3,357,328	57,782,259	—	$—
Disciplined LargeCap	19,967	—	2,587,115	—	$(3,887,401)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,057)	2012
					$(45,271,410)
LargeCap Growth	—	—	47,552,637	(1,229,657)	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					(1,005,295)	2013
					$(387,748,163)*
MidCap Opportunities	—	—	76,285,951	—	$(108,920,284)	2008
					(85,637,489)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(225,599,416)*
SmallCap Opportunities	—	—	51,684,673	—	$(45,566,046)	2009
					(106,886,756)	2010
					(167,319,499)	2011
					$(319,772,301)*
LargeCap Value	1,828,601	102,032	(314,007)	—	$—
MagnaCap	1,047,605	—	42,511,008	—	$(2,643,213)	2009
					(29,034,094)	2010
					(54,622,208)	2012
					$(86,299,515)
MidCap Value	7,540,219	5,335,877	(14,472,352)	—	$—
SmallCap Value	13,801,588	6,729,717	(17,010,956)	—	$—

* Utilization of these capital losses is subject to annual limitations under Section 382 of The Internal Revenue Code.

(1) As of the Fund’s tax year ended December 31, 2004.

NOTE 13 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds’ Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

			Initial			Percent
			Acquisition			of Net
Fund	Security	Shares	Date	Cost	Value	Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%

Equity and Bond	Dayton Superior Corp.	400	8/31/01	$7,446	$4	0.00%
	Iridium World Comm	500	8/31/01	50,507	—	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

70

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 14 — REORGANIZATION

On November 8, 2003, MagnaCap as listed below (“Acquiring Fund”), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below (“Acquired Fund”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring	Acquired	Total net assets of	Total net assets of	Acquired Fund unrealized appreciation	Conversion
Fund	Funds	Acquired Fund (000’s)	Acquiring Fund (000’s)	(000’s)	Ratio

MagnaCap	ING Large
	Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below (“Acquiring Fund”), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below (“Acquired Funds”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring	Acquired	Total net assets of	Total net assets of	Acquired Fund unrealized appreciation	Conversion
Fund	Funds	Acquired Fund (000’s)	Acquiring Fund (000’s)	(000’s)	Ratio

MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth
	Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

71

Notes To Financial Statements AS OF MAY 31, 2005 (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•                  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

72

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 8.1%
		Biotechnology: 0.1%
69,825	@,L	XOMA Ltd.	$97,755
			97,755
		Food: 0.7%
30,000	@,L	Dean Foods Co.	1,169,100
			1,169,100
		Healthcare-Services: 1.0%
12,500	@	WellPoint, Inc.	1,662,500
			1,662,500
		Investment Companies: 2.9%
40,00	L	SPDR Trust Series 1	4,779,200
			4,779,200
		Miscellaneous Manufacturing: 0.8%
36,000		General Electric Co.	1,313,280
			1,313,280
		Retail: 0.5%
18,000		Wal-Mart Stores, Inc.	850,140
			850,140
		Software: 0.7%
61,500	@,L	Open Solutions, Inc.	1,091,625
			1,091,625
		Telecommunications: 1.4%
60,000		QUALCOMM, Inc.	2,235,600
			2,235,600
		Total Common Stock
		(Cost $9,256,098)	13,199,200
PREFERRED STOCK: 24.5%
		Advertising: 0.5%
20,000	@	Interpublic Group of Cos., Inc.	889,000
			889,000
		Auto Manufacturers: 1.2%
85,000	@	General Motors Corp.	2,001,750
			2,001,750
		Chemicals: 0.8%
29,700	@	Huntsman Corp.	1,299,375
			1,299,375
		Electric: 2.1%
28,500	@,C	Calpine Capital Trust III	1,360,875
1,920	#,C	NRG Energy, Inc.	1,982,640
			3,343,515
		Environmental Control: 1.7%
11,400	@	Allied Waste Industries, Inc.	2,737,425
			2,737,425
		Food: 1.3%
97,500		Albertson’s, Inc.	2,178,150
			2,178,150
		Gas: 1.1%
9,500	@,#,C	SEMCO Energy, Inc.	1,764,625
			1,764,625
		Insurance: 6.2%
950	@@,#	Fortis Insurance	$1,017,925
35,000		Hartford Financial Services Group, Inc.	2,401,350
67,200		Reinsurance Group of America	3,939,599
118,000	@,C	Travelers Property Casualty Corp.	2,607,800
			9,966,674
		Media: 1.3%
25,000	@,C	Comcast Corp.	1,126,563
25,200	@,C	Emmis Communications Corp.	1,008,000
			2,134,563
		Mining: 1.1%
1,900	L	Freeport-McMoRan Copper & Gold, Inc.	1,701,688
			1,701,688
		Oil and Gas: 2.4%
38,000	#	Chesapeake Energy Corp.	3,914,000
			3,914,000
		Packaging and Containers: 0.1%
4,900	@,C	Owens-Illinois, Inc.	201,390
			201,390
		Real Estate Investment Trusts: 1.2%
83,000		FelCor Lodging Trust, Inc.	2,004,450
			2,004,450
		Savings and Loans: 1.1%
39,200		Sovereign Capital Trust	1,744,400
			1,744,400
		Sovereign: 1.2%
20	C	Fannie Mae	1,933,520
			1,933,520
		Telecommunications: 1.2%
2,000	@,C	Lucent Technologies Capital
		Trust I	1,888,000
51,932	@,C,I,X,**	Winstar Communications, Inc.	5
			1,888,005
		Total Preferred Stock
		(Cost $42,453,396)	39,702,530

Principal
Amount			Value
CONVERTIBLE CORPORATE BONDS: 61.5%
		Advertising: 1.2%
$2,000,000	L	Lamar Advertising Co., 2.875%,
		due 12/31/10	2,005,000
			2,005,000
		Aerospace/Defense: 1.8%
3,460,000	C	Spacehab, Inc., 8.000%,
		due 10/15/07	2,910,725
			2,910,725
		Airlines: 0.3%
1,000,000	C,L	Northwest Airlines Corp.,
		7.625%, due 11/15/23	498,750
			498,750
		Auto Parts and Equipment: 1.1%
4,000,000	C,L	Lear Corp., 4.860%,
		due 02/20/22	1,810,000
			1,810,000

See Accompanying Notes to Financial Statements

73

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal
Amount			Value
		Biotechnology: 1.5%
$2,375,000	C,L	Millennium Pharmaceuticals,
		Inc., 5.500%, due 01/15/07	$2,357,188
			2,357,188
		Chemicals: 0.5%
960,000		Hercules, Inc., 6.500%,
		due 06/30/29	753,600
			753,600
		Commercial Services: 1.3%
2,000,000	#,C,L	Euronet Worldwide, Inc.,
		1.625%, due 12/15/24	2,060,000
			2,060,000
		Computers: 0.9%
1,500,000	C	Electronics for Imaging,
		1.500%, due 06/01/23	1,410,000
			1,410,000
		Diversified Financial Services: 3.3%
980,000	@@,#,L	AngloGold Holdings PLC,
		2.375%, due 02/27/09	915,075
4,875,000	C	Lehman Brothers Holdings, Inc.,
		1.000%, due 09/16/10	4,417,969
			5,333,044
		Electric: 1.4%
2,000,000	C,L	Centerpoint Energy, Inc.,
		3.750%, due 05/15/23	2,282,500
			2,282,500
		Electrical Components and Equipment: 1.6%
2,725,000	C,L	Advanced Energy Industries,
		Inc., 5.250%, due 11/15/06	2,677,313
			2,677,313
		Electronics: 3.5%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%,
		due 08/01/10	1,530,000
3,000,000	C,L	Flir Systems, Inc., 3.000%,
		due 06/01/23	4,140,000
			5,670,000
		Entertainment: 1.0%
2,500,000	C	International Game Technology,
		1.560%, due 01/29/33	1,631,250
			1,631,250
		Healthcare-Products: 1.8%
2,900,000	C	Advanced Medical Optics, Inc.,
		2.500%, due 07/15/24	2,900,000
			2,900,000
		Insurance: 1.3%
2,000,000	C	PMA Capital Corp., 6.500%,
		due 09/30/22	2,122,500
			2,122,500
		Internet: 1.2%
1,000,000	C	Digital River, Inc., 1.250%,
		due 01/01/24	921,250
1,000,000	@@,#,C	Shanda Interactive Entertainment Ltd., 0.000%,
		due 10/15/14	1,042,500
			1,963,750
		Leisure Time: 1.9%
$2,000,000	@@,C	Carnival Corp., 1.132%,
		due 04/29/33	$1,585,000
2,000,000	@@,C	Royal Caribbean Cruises Ltd.,
		2.010%, due 05/18/21	1,455,000
			3,040,000
		Lodging: 0.7%
1,000,000	C,L	Starwood Hotels & Resorts
		Worldwide, Inc., 3.500%,
		due 05/16/23	1,176,250
			1,176,250
		Media: 4.9%
2,460,000	L	Citadel Broadcasting Corp.,
		1.875%, due 02/15/11	1,854,225
2,000,000	C	EchoStar Communications Corp.,
		5.750%, due 05/15/08	1,972,500
2,000,000	C	Liberty Media Corp., 3.500%,
		due 01/15/31	1,707,500
2,400,000	@@	ZEE Telefilms Ltd., 0.500%,
		due 04/29/09	2,426,373
			7,960,598
		Mining: 1.6%
1,985,000	@@,C	Inco Ltd., 1.000%, due 03/14/23	2,533,356
			2,533,356
		Miscellaneous
		Manufacturing: 2.4%
3,000,000	@@,#,C	Tyco Intl. Group SA, 2.750%,
		due 01/15/18	3,862,500
			3,862,500
		Oil and Gas: 1.4%
1,998,000	C	Devon Energy Corp., 4.900%,
		due 08/15/08	2,212,785
			2,212,785
		Oil and Gas Services: 2.0%
2,000,000	C,L	Cooper Cameron Corp., 1.500%,
		due 05/15/24	2,190,000
1,000,000	@@,C,L	Schlumberger Ltd., 2.125%,
		due 06/01/23	1,086,250
			3,276,250
		Packaging and Containers: 1.2%
2,000,000	#,C,L	Sealed Air Corp., 3.000%,
		due 06/30/33	1,977,500
			1,977,500
		Pharmaceuticals: 8.0%
2,500,000	#,C	Abgenix, Inc., 1.750%,
		due 12/15/11	1,937,500
2,500,000	L	Amylin Pharmaceuticals, Inc.,
		2.250%, due 06/30/08	2,200,000
1,920,000	#,C	Dov Pharmaceutical, Inc.,
		2.500%, due 01/15/25	1,644,000
1,920,000	#,C	Isolagen, Inc., 3.500%,
		due 11/01/24	1,572,000
2,850,000	#,C,L	Nabi Biopharmaceuticals,
		2.875%, due 04/15/25	3,039,239
3,000,000	C	NPS Pharmaceuticals, Inc.,
		3.000%, due 06/15/08	2,572,500
			12,965,239

See Accompanying Notes to Financial Statements

74

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal
Amount				Value
		Real Estate Investment
		Trusts: 1.2%
$1,900,000	C	Vornado Realty LP, 3.875%,
		due 04/15/25		$1,940,375
				1,940,375
		Retail: 2.2%
3,500,000	C,L	Costco Wholesale Corp.,
		0.300%, due 08/19/17		3,631,250
				3,631,250
		Savings and Loans: 2.0%
3,870,000	#,C	Ocwen Financial Corp., 3.250%,
		due 08/01/24		3,284,663
				3,284,663
		Semiconductors: 2.7%
2,000,000	C	Cypress Semiconductor Corp.,
		1.250%, due 06/15/08		2,142,500
3,000,000	C	Pixelworks, Inc., 1.750%,
		due 05/15/24		2,160,000
				4,302,500
		Software: 1.0%
3,690,000	#,+,C	Open Solutions, Inc., 1.467%,
		due 02/02/35		1,697,400
				1,697,400
		Telecommunications: 1.3%
1,470,000	C,L	Primus Telecommunications GP,
		5.750%, due 02/15/07		477,750
1,980,000	C,L	RF Micro Devices, Inc., 1.500%,
		due 07/01/10		1,700,325
				2,178,075
		Transportation: 3.3%
3,000,000	@@,#,C,L	OMI Corp., 2.875%,
		due 12/01/24		2,827,500
1,500,000	C,L	Yellow Roadway Corp., 5.000%,
		due 08/08/23		2,475,000
				5,302,500
		Total Convertible Corporate
		Bonds (Cost $101,298,824)		99,726,861

CORPORATE BONDS/NOTES: 4.1%
		Diversified Financial Services: 1.9%
1,000,000	+,C,L	American Express Co., 1.850%,
		due 12/01/33		1,026,250
2,000,000	@@,C	First Pacific Finance Ltd., 0.320%,
		due 01/18/10		2,030,994
				3,057,244
		Engineering and
		Construction: 0.6%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%,
		due 05/16/07		1,023,000
				1,023,000
		Oil and Gas: 1.6%
2,000,000	@@,L	Formosa Petrochemical Corp.,
		3.750%, due 06/30/11		2,523,666
				2,523,666
		Total Corporate Bonds/Notes
		(Cost $6,309,254)		6,603,910
		Total Long-Term Investments
		(Cost $159,317,572)		159,232,501

SHORT-TERM INVESTMENTS: 29.6%

		Repurchase Agreement: 1.9%
$ 3,142,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $3,142,264 to be received upon repurchase
		(Collateralized by $3,240,000
		Federal Home Loan Bank, 3.080%,
		Market Value plus accrued interest
		$3,208,064, due 12/04/07).		$3,142,000
		Total Repurchase Agreement
		(Cost $3,142,000)		3,142,000

		Securities Lending CollateralCC: 27.7%
44,945,863		The Bank of New York Institutional
		Cash Reserves Fund		44,945,863
		Total Securities Lending Collateral
		(Cost $44,945,863)		44,945,863
		Total Short-Term Investments
		(Cost $48,087,863)		48,087,863
		Total Investments In Securities (Cost $207,405,435)*	127.8%	$207,320,364

		Other Assets and Liabilities-Net	(27.8)	(45,102,559)
		Net Assets	100.0%	$162,217,805

@                                    Non-income producing security

@@                        Foreign issuer

+                                         Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bonds may be called prior to maturity date.

cc                                    Securities purchased with cash collateral for securities loaned.

I                                            Illiquid security

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

**                                  Defaulted security

X                                       Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*                                         Cost for federal income tax purposes is $207,510,631. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,547,562
Gross Unrealized Depreciation	(11,737,829)
Net Unrealized Depreciation	$(190,267)

See Accompanying Notes to Financial Statements

75

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 55.1%
		Aerospace/Defense: 2.7%
8,660		Boeing Co.	$553,374
4,370		General Dynamics Corp.	471,873
5,345		United Technologies Corp.	570,311
			1,595,558

		Agriculture: 0.7%
5,765		Altria Group, Inc.	387,062
			387,062

		Auto Manufacturers: 0.6%
5,030		PACCAR, Inc.	355,873
			355,873

		Banks: 1.6%
9,255		Bank of America Corp.	428,692
8,030		Wells Fargo & Co.	485,092
			913,784

		Beverages: 1.1%
3,800		Anheuser-Busch Cos., Inc.	178,030
8,280		PepsiCo, Inc.	465,833
			643,863

		Biotechnology: 0.5%
4,715	@	Amgen, Inc.	295,065
			295,065

		Chemicals: 2.7%
6,525		Air Products & Chemicals, Inc.	393,001

7,320		Dow Chemical Co.	331,523
9,750		E.I. du Pont de Nemours & Co.	453,472
8,725		Praxair, Inc.	408,941
			1,586,937

		Computers: 2.8%
11,635	@	Dell, Inc.	464,120
38,470	@	EMC Corp.	540,888
8,175		International Business Machines Corp.	617,622
			1,622,630

		Cosmetics/Personal Care: 0.8%
8,805		Procter & Gamble Co.	485,596
			485,596

		Diversified Financial Services: 4.8%
23,485		Citigroup, Inc.	1,106,378
9,050	S	Goldman Sachs Group, Inc.	882,375
8,950		Lehman Brothers Holdings, Inc.	825,190
1,209	@,I,X	North Atlantic Trading Co., Inc.	1
			2,813,944

		Electric: 0.9%
11,635		Consolidated Edison, Inc.	529,509
			529,509

		Electronics: 0.5%
4,725		Parker Hannifin Corp.	285,059
			285,059

		Healthcare-Products: 2.6%
13,550		Baxter Intl., Inc.	$499,995
10,375		Johnson & Johnson	696,162
4,391	@	Zimmer Holdings, Inc.	336,263
			1,532,420

		Healthcare-Services: 0.6%
2,806	@	WellPoint, Inc.	373,198
			373,198

		Insurance: 1.3%
13,605		American Intl. Group, Inc.	755,758
			755,758

		Investment Companies: 1.2%
13,000		iShares Goldman Sachs Semiconductor Index Fund	695,630
			695,630

		Leisure Time: 1.0%
10,800		Carnival Corp.	571,320
			571,320

		Lodging: 1.5%
8,830		Marriott Intl., Inc.	596,378
5,135		Starwood Hotels & Resorts Worldwide, Inc.	287,406
			883,784

		Media: 1.1%
12,800	@	Cablevision Systems Corp.	327,424
20,000	@	Time Warner, Inc.	348,000
			675,424

		Mining: 0.6%
13,945		Alcoa, Inc.	377,910
			377,910

		Miscellaneous Manufacturing: 5.3%
9,855		3M Co.	755,385
6,500		Danaher Corp.	358,345
38,995		General Electric Co.	1,422,537
20,420	@@	Tyco Intl., Ltd.	590,751
			3,127,018

		Oil and Gas: 3.9%
11,005		ChevronTexaco Corp.	591,849
20,125		Exxon Mobil Corp.	1,131,025
10,325	@,@@	Nabors Industries, Ltd.	569,011
			2,291,885

		Oil and Gas Services: 1.3%
17,010		Baker Hughes, Inc.	785,692
			785,692

		Pharmaceuticals: 5.6%
6,185		Abbott Laboratories	298,364
4,415		Allergan, Inc.	341,324
11,795	@	Barr Pharmaceuticals, Inc.	599,422
4,090		Eli Lilly & Co.	238,447
13,835		Merck & Co., Inc.	448,807
23,790		Pfizer, Inc.	663,741
20,620	@@	Teva Pharmaceutical Industries Ltd. ADR	688,089
			3,278,194

See Accompanying Notes to Financial Statements

76

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Retail: 4.5%
9,780		Best Buy Co., Inc.	$532,325
9,900		CVS Corp.	543,015
8,600		Nordstrom, Inc.	524,944
7,545		Target Corp.	405,167
13,205		Wal-Mart Stores, Inc.	623,672
			2,629,123

		Semiconductors: 1.0%
20,755		Intel Corp.	558,932
			558,932

		Software: 1.6%
36,900		Microsoft Corp.	952,020
			952,020

		Telecommunications: 2.3%
27,780	@	Cisco Systems, Inc.	538,376
10,375		QUALCOMM, Inc.	386,573
17,190		SBC Communications, Inc.	401,902
			1,326,851

		Total Common Stock (Cost $29,071,954)	32,330,039

PREFERRED STOCK: 0.5%
		Banks: 0.2%
12	@,#,C	DG Funding Trust	130,462
			130,462

		Diversified Financial Services: 0.1%
1,575	@,C	National Rural Utilities Cooperative Finance Corp.	37,958
			37,958

		Electric: 0.0%
1,025	@,S	TECO Energy, Inc.	26,081
			26,081

		Insurance: 0.2%
4,560	@@,C	Aegon NV	115,853
			115,853

		Total Preferred Stock (Cost $309,828)	310,354

WARRANTS: 0.0%
		Building Materials: 0.0%
400	@,#,I,X	Dayton Superior Corp., expires 06/15/09	4
			4

		Telecommunications: 0.0%
500	@,I,X	Iridium World Communications, Inc., expires 07/15/05	—
			—
		Total Warrants (Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.2%
		Auto Manufacturers: 0.2%
$54,000		Ford Motor Co., 6.625%, due 10/01/28	$42,767
5,000	S	Ford Motor Co., 7.450%, due 07/16/31	4,192
27,000	C	General Motors Corp., 7.400%, due 09/01/25	19,547
40,000	C	General Motors Corp., 8.250%, due 07/15/23	30,484
21,000	C	General Motors Corp., 8.375%, due 07/15/33	16,123
			113,113

		Banks: 2.9%
50,000	@@,C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	42,848
48,000	@@	Banco Santander Chile/Pre- merger with Banco Santiago SA, 3.310%, due 12/09/09	48,114
62,000	@@,S	Banco Santander Chile SA, 7.375%, due 07/18/12	71,026
40,000	@@,C	Bank of Ireland, 3.260%, due 12/29/49	35,021
40,000	@@,C	Bank of Nova Scotia, 2.318%, due 08/31/85	33,904
166,000	C	Bank of America, 6.000%, due 06/25/35	170,598
63,000	C,S	BankAmerica Capital II, 8.000%, due 12/15/26	68,749
35,000	@@,C	Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/49	33,523
43,000	@@,C,#	Danske Bank A/S, 5.914%, due 12/29/49	46,286
50,000	@@,C	Den Norske Bank ASA, 3.250%, due 08/29/49	41,750
53,000	C,S	FBS Capital I, 8.090%, due 11/15/26	58,657
45,000	@@,S	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	45,614
45,000	@@,C,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	48,408
150,000	@@,C	HSBC Bank PLC, 2.839%, due 06/29/49	132,871
80,000	@@,C	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	70,653
80,000	@@,C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	70,078
71,000	C,S	M & T Bank Corp., 3.850%, due 04/01/13	70,121
51,000	C,S	Mellon Capital I, 7.720%, due 12/01/26	55,337
60,000	@@,C	National Australia Bank Ltd., 3.514%, due 10/29/49	53,402
24,000	C	NB Capital Trust, 7.830%, due 12/15/26	26,108
23,000	C,S	NB Capital Trust IV, 8.250%, due 04/15/27	25,360
55,000	C,S	PNC Funding Corp., 4.500%, due 03/10/10	55,266
94,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	96,279
130,000	@@,C	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	114,324

See Accompanying Notes to Financial Statements

77

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Banks (continued)
$40,000	@@,C	Societe Generale, 2.719%, due 11/29/49	$35,149
40,000	@@,C	Standard Chartered PLC, 3.563%, due 07/29/49	31,200
120,000	@@,C	Standard Chartered PLC, 3.750%, due 11/29/49	95,100
40,000	@@,C	Westpac Banking Corp., 3.556%, due 09/30/49	34,572
			1,710,318

		Beverages: 0.2%
48,000	@@,S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	55,560
38,000	@@,C	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	46,645
			102,205

		Chemicals: 0.2%
22,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	22,477
76,000		Union Carbide Corp., 7.750%, due 10/01/96	80,531
			103,008

		Diversified Financial Services: 1.8%
19,516	@@,#,C,S	Arcel Finance Ltd., 5.984%, due 02/01/09	20,092
47,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	47,225
46,000	@@,#,C,S	Arcel Finance Ltd., 7.048%, due 09/01/11	47,770
122,000	@@,#,S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	123,829
44,000	C	Citigroup Capital II, 7.750%, due 12/01/36	47,451
91,000	#,C,S	Corestates Capital Trust I, 8.000%, due 12/15/26	99,410
30,000	@@,C	Financiere CSFB NV, 3.250%, due 03/29/49	25,648
44,000		Ford Motor Credit Co., 7.000%, due 10/01/13	41,048
46,000		Ford Motor Credit Co., 7.875%, due 06/15/10	44,752
64,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	55,166
55,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	54,970
27,000	C	HVB Funding Trust I, 8.741%, due 06/30/31	36,371
26,000	S	International Lease Finance Corp., 5.000%, due 04/15/10	26,364
45,000	C,S	JPM Capital Trust I, 7.540%, due 01/15/27	48,835
56,000	C,S	JPM Capital Trust II, 7.950%, due 02/01/27	61,533
72,000	#,C,S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	74,011
95,944	@@,#,C,S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	98,321
400,000		Toll Road Investors Partnership II LP, 18.100%, due 02/15/45	48,236
34,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	37,363
			1,038,395

		Electric: 1.4%
$89,855	C,S	CE Generation LLC, 7.416%, due 12/15/18	$94,538
81,000	C,S	Consumers Energy Co., 4.250%, due 04/15/08	80,947
18,000	C,S	Consumers Energy Co., 5.150%, due 02/15/17	18,107
7,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.500%, due 04/01/09	7,709
40,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	47,140
55,000	C,S	Enterprise Capital Trust II, 4.313%, due 06/30/28	54,522
47,000	C,S	FirstEnergy Corp., 6.450%, due 11/15/11	51,173
87,000	C,S	FirstEnergy Corp., 7.375%, due 11/15/31	105,793
38,000	C,S	Juniper Generation LLC, 6.790%, due 12/31/14	37,828
19,000	C,S	NorthWestern Corp., 5.875%, due 11/01/14	19,285
18,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	19,860
39,000	C,S	Pinnacle West Energy Corp., 3.630%, due 04/01/07	39,011
44,000	C,S	Potomac Edison Co., 5.000%, due 11/01/06	44,408
8,046	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	8,115
34,000	#,S	Power Contract Financing LLC, 6.256%, due 02/01/10	35,359
18,094	S	PPL Montana LLC, 8.903%, due 07/02/20	20,277
17,000	C,S	Sierra Pacific Power Co., 6.250%, due 04/15/12	17,298
41,000	C	TECO Energy, Inc., 6.750%, due 05/01/15	42,128
31,462	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	32,963
63,000	S	TXU Corp., 4.446%, due 11/16/06	62,537
			838,998

		Food: 0.4%
54,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	63,132
16,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	17,348
65,000	C,S	Safeway, Inc., 4.800%, due 07/16/07	65,452
89,000	C,S	Tyson Foods, Inc., 7.250%, due 10/01/06	92,520
			238,452

		Gas: 0.1%
67,000	#,C,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	70,204
			70,204

		Home Builders: 0.1%
41,000		KB Home, 6.250%, due 06/15/15	41,337
4,000	C,S	Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,140
			45,477

See Accompanying Notes to Financial Statements

78

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Insurance: 0.5%
$25,000	S	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	$30,541
82,000	S	Aon Corp., 8.205%, due 01/01/27	95,532
20,000	S	GE Global Insurance Holding Corp., 7.000%, due 02/15/26	21,348
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,314
96,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	105,247
			305,982

		Media: 0.1%
18,000	C	AOL Time Warner, Inc., 7.625%, due 04/15/31	22,536
1,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	972
42,000	C	COX Communications, Inc., 6.850%, due 01/15/18	45,181
			68,689

		Oil and Gas: 0.9%
60,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	65,406
45,000	@@,#,S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	43,282
68,000	C	Enterprise Products Operating LP, 4.950%, due 06/01/10	68,253
83,000	C,S	Kerr-McGee Corp., 6.950%, due 07/01/24	84,312
20,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	19,812
104,000	#,S	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	107,484
38,000	@@	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	38,570
72,000	C,S	Valero Energy Corp., 7.500%, due 04/15/32	86,260
			513,379

		Pipelines: 0.1%
36,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	36,175
40,000	C,S	KN Capital Trust III, 7.630%, due 04/15/28	46,010
			82,185

		Real Estate: 0.3%
67,000	C,S	EOP Operating LP, 7.750%, due 11/15/07	72,191
61,000	C,S	Liberty Property LP, 7.750%, due 04/15/09	67,685
7,000	C,S	Liberty Property LP, 6.950%, due 12/01/06	7,295
			147,171

		Real Estate Investment Trusts: 0.3%
12,000	S	Liberty Property Trust, 6.375%, due 08/15/12	13,141
54,000	C,S	Simon Property Group LP, 4.875%, due 03/18/10	54,912
96,000	C,S	Simon Property Group LP, 6.375%, due 11/15/07	100,433
			168,486

		Retail: 0.1%
$72,000	C,S	May Department Stores Co., 3.950%, due 07/15/07	$71,436
			71,436

		Savings and Loans: 0.1%
48,000	C,S	Great Western Financial, 8.206%, due 02/01/27	52,236
			52,236

		Telecommunications: 0.3%
57,000	C,S	BellSouth Corp., 4.200%, due 09/15/09	56,647
35,000	@@,+	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	40,834
18,000	C,S	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	21,565
43,000	C,S	Sprint Capital Corp., 4.780%, due 08/17/06	43,361
42,000	@@,C,S	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	41,959
500,000	C,I,X,**	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			204,416

		Transportation: 0.2%
100,000	@@,#,S	MISC Capital Ltd., 5.000%, due 07/01/09	101,904
			101,904

		Total Corporate Bonds/Notes (Cost $6,305,452)	5,976,054

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
		Federal Home Loan Bank: 0.5%
270,000		3.250%, due 12/17/07	266,482
			266,482

		Federal Home Loan Mortgage Corporation: 5.1%
501,000	C	2.700%, due 03/16/07	491,441
355,726	C,S	3.740%, due 04/15/32	358,253
125,000		3.875%, due 06/15/08	125,197
107,092		4.500%, due 09/25/16	107,169
226,162	C,S	4.500%, due 12/15/16	226,601
94,044	C,S	4.500%, due 06/15/17	94,274
99,000	C	4.500%, due 02/15/20	96,854
138,441	C	5.000%, due 08/15/21	139,274
107,000	C	5.000%, due 04/15/23	108,639
21,990		5.052%, due 04/01/35	22,072
75,000		5.214%, due 06/01/35	75,797
54,000		5.500%, due 06/17/18	55,451
158,000		5.500%, due 06/15/34	160,370
91,000		5.875%, due 03/21/11	98,224
79,095		6.000%, due 04/01/14	82,069
568,957	C,S	6.000%, due 01/15/29	590,988
157,498		6.500%, due 12/01/31	163,838
			2,996,511

		Federal National Mortgage Association: 10.2%
270,000	C	2.875%, due 05/19/08	262,440
138,000		4.500%, due 07/15/19	137,181
141,000	C	4.750%, due 12/25/42	141,666
67,853		4.837%, due 11/01/34	68,625

See Accompanying Notes to Financial Statements

79

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$126,514		4.947%, due 01/01/35	$127,797
1,668,000		5.000%, due 07/15/34	1,662,264
130,000		5.250%, due 08/01/12	136,313
354,070		5.500%, due 06/15/19	359,533
102,289		5.500%, due 11/01/32	103,926
369,197		5.500%, due 11/01/33	374,684
697,000		5.500%, due 06/15/35	706,583
169,055		6.000%, due 08/01/16	175,310
57,251		6.000%, due 10/01/18	59,375
354,805	S	6.000%, due 07/25/29	371,818
150,137	S	6.000%, due 04/25/31	157,428
432,000		6.000%, due 06/15/34	444,015
377,000		6.500%, due 06/15/32	391,726
115,000		6.625%, due 11/15/10	129,113
27,925		7.500%, due 09/01/30	29,916
51,516	C,S	7.500%, due 06/25/32	54,597
69,473	C	7.500%, due 01/25/48	74,141
			5,968,451

		Government National Mortgage Association: 0.2%
137,556		6.500%, due 06/15/29	144,411
			144,411

		Total U.S. Government Agency Obligations (Cost $9,333,418)	9,375,855

U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury Bonds: 1.0%
243,000		5.375%, due 02/15/31	298,877
228,000	C,S	10.375%, due 11/15/12	263,581
			562,458

		U.S. Treasury Notes: 6.4%
240,000	S	2.000%, due 01/15/14	259,891
571,000		3.500%, due 05/31/07	570,108
150,000	S	3.750%, due 05/15/08	150,469
1,789,000	S	3.875%, due 05/15/10	1,799,344
308,000		4.000%, due 04/15/10	311,273
344,000	W	4.125%, due 05/15/15	347,440
279,000	S	6.000%, due 02/15/26	339,018
			3,777,543

		U.S. Treasury STRIP: 0.4%
325,000	S	4.290%, due 05/15/16	205,017
			205,017

		Total U.S. Treasury Obligations (Cost $4,529,066)	4,545,018

ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 0.3%
95,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,538
13,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	12,917
50,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,805
40,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	39,292
			194,552

		Credit Card Asset-Backed Securities: 0.5%
$55,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	$55,360
55,000	C	Capital One Master Trust, 4.900%, due 03/15/10	56,076
95,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	96,814
75,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	76,448
8,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	8,525
			293,223

		Home Equity Asset-Backed Securities: 1.8%
65,113	C,S	Asset Backed Funding Certificates, 3.300%, due 11/25/33	65,287
131,729	C	Bayview Financial Acquisition Trust, 3.560%, due 09/28/43	132,079
141,481	C,S	Centex Home Equity, 3.370%, due 01/25/34	141,664
279,308	C	Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	281,345
236,000	C	GSAA Trust, 5.242%, due 05/25/35	237,787
78,959	C	Merrill Lynch Mortgage Investors, Inc., 3.450%, due 07/25/34	79,355
28,134	C,S	Residential Asset Mortgage Products, Inc., 3.400%, due 06/25/33	28,194
95,780	C,S	Residential Asset Securities Corp., 3.400%, due 12/25/33	95,996
			1,061,707

		Other Asset-Backed Securities: 0.3%
21,153	C,S	Amortizing Residential Collateral Trust, 3.590%, due 05/25/32	21,169
11,000	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,923
7,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,981
35,853	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.390%, due 07/25/33	35,938
78,619	C	First Horizon Asset Back Trust, 3.380%, due 10/25/34	78,935
8,000	C	Popular ABS Mortgage Pass- Through Trust, 3.735%, due 12/25/34	7,943
8,000	C	Popular ABS Mortgage Pass- Through Trust, 4.000%, due 12/25/34	7,950
			169,839

		Total Asset-Backed Securities (Cost $1,624,412)	1,719,321

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
		Commercial Mortgage-Backed Securities: 2.1%
81,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	80,952
79,000	C	COMM, 3.600%, due 03/10/39	77,434

See Accompanying Notes to Financial Statements

80

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed Securities (continued)
$78,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	$77,403
40,000	C	CS First Boston Mortgage Securities Corp., 7.554%, due 04/14/62	45,823
215,000	C,S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	228,118
60,000	C,S	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	64,265
570,000	C,S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	631,111
			1,205,106

		Whole Loan Collateral PAC: 1.0%
103,161	C,S	GSR Mortgage Loan Trust, 3.490%, due 10/25/32	103,198
166,925	C,S	MASTR Alternative Loans Trust, 3.490%, due 11/25/33	166,971
76,826	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	79,762
227,866	C	Washington Mutual, 3.490%, due 03/25/34	228,307
			578,238

		Whole Loan Collateralized Mortgage Obligations: 5.9%
183,053	C	Banc of America Funding Corp., 5.750%, due 09/20/34	185,900
280,546	C	Bank of America Alternative Loan Trust, 3.540%, due 12/25/33	280,903
106,380	C,S	Bank of America Mortgage Securities, 3.540%, due 12/25/33	106,530
63,243	C,S	Bank of America Mortgage Securities, 5.250%, due 11/25/19	64,302
58,599	C,S	Bank of America Mortgage Securities, 5.500%, due 11/25/33	59,896
100,919	C,S	Citicorp Mortgage Securities, Inc., 3.590%, due 10/25/33	100,992
25,193	C	Citigroup Mortgage Loan Trust, Inc., 3.140%, due 12/25/34	25,188
62,388	C,S	Countrywide Alternative Loan Trust, 3.490%, due 07/25/18	62,498
164,869	C	Countrywide Home Loan Mortgage Pass Through Trust, 3.360%, due 03/25/35	165,100
106,406	C,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	107,073
114,000	C,S	CS First Boston Mortgage Securities Corp., 4.083%, due 10/25/33	114,679
194,026	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	195,876
43,598	C	GSMPS Mortgage Loan Trust, 3.440%, due 01/25/35	43,773
82,938	C,S	Homebanc Mortgage Trust, 3.520%, due 08/25/29	83,304
151,699	C,S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	156,075
175,500	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	179,175
82,790	C	MASTR Asset Securitization Trust, 3.540%, due 11/25/33	82,976
$65,594	C,S	MLCC Mortgage Investors, Inc., 3.450%, due 04/25/29	$65,679
71,872	C	Residential Accredit Loans, Inc., 3.490%, due 04/25/35	71,874
114,153	C,S	Residential Accredit Loans, Inc., 3.540%, due 03/25/18	114,487
40,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.450%, due 05/25/35	40,000
59,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.400%, due 07/25/35	59,000
36,985	C	Structured Asset Mortgage Investments, Inc., 3.220%, due 05/19/35	36,985
516,248	C,S	Thornburg Mortgage Securities Trust, 3.440%, due 12/25/33	517,007
94,042	C	Thornburg Mortgage Securities Trust, 3.460%, due 09/25/34	94,338
122,929	C	Washington Mutual, 6.000%, due 06/25/34	125,502
72,625	C	Washington Mutual, Inc., 3.185%, due 01/25/45	72,732
149,617	C	Wells Fargo Mortgage Backed Securities Trust, 3.590%, due 02/25/34	149,615
130,000	C,S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	128,315
			3,489,774
		Total Collateralized Mortgage Obligations (Cost $5,397,221)	5,273,118

OTHER BONDS: 0.3%
		Sovereign: 0.3%
59,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	55,313
38,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15	41,667
50,847	@@,S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	61,052
		Total Other Bonds (Cost $146,077)	158,032

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
25,000	S	City of New York NY, 5.000%, due 11/01/08	26,534
25,000	S	City of New York NY, 5.000%, due 11/01/11	27,286
25,000	C,S	City of New York NY, 5.000%, due 11/01/15	27,499
10,000	C	City of New York NY, 5.000%, due 04/01/35	10,515
		Total Municipal Bonds (Cost $91,912)	91,834
		Total Long-Term Investments (Cost $56,867,293)	59,779,629

See Accompanying Notes to Financial Statements

81

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.8%
	Repurchase Agreement: 4.8%
$2,796,000	S	Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $2,796,236 to be received upon repurchase (Collateralized by $2,889,000 Federal Home Loan Mortgage Corporation, 3.250% - 3.600%, Market Value plus accrued interest $2,852,507, due 12/04/07).	$2,796,000

	Total Short-Term Investments (Cost $2,796,000)		2,796,000

	Total Investments In Securities (Cost $59,663,293)*	106.8%	$62,575,629
	Other Assets and Liabilities-Net	(6.8)	(3,957,905)
	Net Assets	100.0%	$58,617,724

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

+                                         Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bond may be called prior to maturity date.

S                                         Segregated securities for futures, when-issued or delayed delivery securities held at May 31, 2005.

I                                            Illiquid security

**                                  Defaulted security

X                                       Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*                                         Cost for federal income tax purposes is $59,498,590. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,274,581
Gross Unrealized Depreciation	(1,385,517)
Net Unrealized Appreciation	$2,889,064

Information concerning open futures for ING Equity and Bond Fund at May 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain(Loss)
Short Contracts
90 Day Euro	15	$(3,609,938)	09/19/05	$(6,877)
U.S. 2 Year Treasury Note	6	(1,248,563)	07/06/05	(2,749)
U.S. 10 Year Treasury Note	12	(1,354,125)	06/30/05	(40,326)
		$(6,212,626)		$(49,952)
Long Contracts
90 Day Euro	15	$3,621,750	06/13/05	$1,856
U.S. Long Bond	13	1,527,094	06/30/05	54,474
		$5,148,844		$56,330

See Accompanying Notes to Financial Statements

82

PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND	AS OF MAY 31, 2005

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 92.3%
	Apartments: 16.4%
151,300	Archstone-Smith Trust		$5,570,866
104,000	AvalonBay Communities, Inc.		7,786,480
129,900	Camden Property Trust		6,704,139
118,000	Equity Residential		4,236,200
91,800	Gables Residential Trust		3,342,438
67,300	Post Properties, Inc.		2,207,440
287,600	United Dominion Realty Trust, Inc.		6,629,180
			36,476,743

	Diversified: 8.9%
54,200	American Campus Communities, Inc.		1,111,100
135,700	Liberty Property Trust		5,603,053
173,500	Reckson Associates Realty Corp.		5,480,865
97,500	Vornado Realty Trust		7,673,250
			19,868,268

	Hotels: 4.8%
447,400	Host Marriott Corp.		7,493,950
63,600	LaSalle Hotel Properties		1,965,240
76,500	Strategic Hotel Capital, Inc.		1,247,715
			10,706,905

	Office Property: 21.6%
133,200	Arden Realty, Inc.		4,568,760
148,900	Boston Properties, Inc.		9,946,519
66,200	Carramerica Realty Corp.		2,288,534
116,950	Corporate Office Properties Trust SBI MD		3,266,414
240,700	Equity Office Properties Trust		7,820,343
169,000	Maguire Properties, Inc.		4,419,350
135,800	SL Green Realty Corp.		8,412,810
380,600	Trizec Properties, Inc.		7,425,506
			48,148,236

	Regional Malls: 17.2%
32,000	CBL & Associates Properties, Inc.		2,607,040
228,800	General Growth Properties, Inc.		8,907,184
91,500	Macerich Co.		5,767,245
114,950	Mills Corp.		6,607,326
209,100	Simon Property Group, Inc.		14,369,352
			38,258,147

	Shopping Centers: 10.1%
118,350	Acadia Realty Trust		2,006,033
151,500	Developers Diversified Realty Corp.		6,908,400
59,300	Federal Realty Investors Trust		3,273,360
71,600	Pan Pacific Retail Properties, Inc.		4,571,660
101,300	Regency Centers Corp.		5,657,605
			22,417,058

	Storage: 4.9%
85,100	Extra Space Storage, Inc.		1,225,440
162,700	Public Storage, Inc.		9,783,151
			11,008,591

	Warehouse: 8.4%
138,300	AMB Property Corp.		$5,574,873
76,879	Catellus Development Corp.		2,250,248
268,800	ProLogis		10,977,792
			18,802,913
	Total Real Estate Investment Trust (Cost $153,363,638)		205,686,861

COMMON STOCK: 6%
	Hotels and Motels: 1.5%
138,900	Hilton Hotels Corp.		3,365,547
			3,365,547

	Lodging: 4.5%
178,200	Starwood Hotels & Resorts Worldwide, Inc.		9,973,854
			9,973,854
	Total Common Stock (Cost $9,273,882)		13,339,401
	Total Investments In Securities (Cost $162,637,520)*	98.3%	$219,026,262
	Other Assets and Liabilities-Net	1.7	3,780,694
	Net Assets	100.0%	$222,806,956

*              Cost for federal income tax purposes is $161,244,003. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,847,550
Gross Unrealized Depreciation	(65,291)
Net Unrealized Appreciation	$57,782,259

See Accompanying Notes to Financial Statements

83

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 0.6%
3,200		Omnicom Group, Inc.	$262,048
			262,048

		Aerospace/Defense: 1.7%
3,250		Boeing Co.	207,675
5,350		Lockheed Martin Corp.	347,162
2,000		United Technologies Corp.	213,400
			768,237

		Agriculture: 2.3%
8,300		Altria Group, Inc.	557,262
11,550		Archer-Daniels-Midland Co.	229,268
4,550		Monsanto Co.	259,350
			1,045,880

		Apparel: 1.4%
8,000	@	Coach, Inc.	232,320
3,750		Nike, Inc.	308,250
2,100		VF Corp.	118,503
			659,073

		Auto Parts and Equipment: 0.1%
3,600	@,L	Goodyear Tire & Rubber Co.	51,804
			51,804

		Banks: 5.3%
27,550		Bank of America Corp.	1,276,115
3,600		Comerica, Inc.	201,168
7,500		U.S. Bancorp	219,975
6,550		Wachovia Corp.	332,413
6,950		Wells Fargo & Co.	419,850
			2,449,521

		Beverages: 3.6%
1,895		Brown-Forman Corp.	112,980
17,750		Coca-Cola Co.	792,182
13,450		PepsiCo, Inc.	756,697
			1,661,859

		Biotechnology: 0.7%
5,100	@	Amgen, Inc.	319,158
			319,158

		Building Materials: 0.3%
3,700		American Standard Cos., Inc.	158,360
			158,360

		Chemicals: 2.3%
9,900		Dow Chemical Co.	448,371
3,950		E.I. du Pont de Nemours & Co.	183,715
3,300		PPG Industries, Inc.	215,787
4,000		Rohm & Haas Co.	186,600
			1,034,473

		Commercial Services: 1.9%
15,400		Cendant Corp.	326,634
2,600		Equifax, Inc.	90,194
6,200		McKesson Corp.	249,674
7,300		Paychex, Inc.	210,824
			877,326

		Computers: 6.4%
10,100	@	Apple Computer, Inc.	$401,071
3,800	@	Computer Sciences Corp.	175,978
19,600	@	Dell, Inc.	781,843
29,300	@	EMC Corp.	411,958
12,037		Hewlett-Packard Co.	270,953
6,350		International Business Machines Corp.	479,743
7,000	@,L	Network Appliance, Inc.	201,320
12,700	@,X	Seagate Technology	—
60,600	@	Sun Microsystems, Inc.	230,886
			2,953,752

		Cosmetics/Personal Care: 1.2%
10,050	L	Procter & Gamble Co.	554,258
			554,258

		Diversified Financial Services: 4.1%
4,700		American Express Co.	253,095
4,400		CIT Group, Inc.	186,648
3,800		Fannie Mae	225,112
3,900		Lehman Brothers Holdings, Inc.	359,580
3,650		Merrill Lynch & Co., Inc.	198,049
11,100		Morgan Stanley	543,456
5,900	@,W,L	Providian Financial Corp.	105,138
			1,871,078

		Electric: 2.1%
5,400	@,L	CMS Energy Corp.	71,442
1,700		Dominion Resources, Inc.	119,527
4,950	L	Duke Energy Corp.	136,026
3,400		Exelon Corp.	159,290
3,750	L	Southern Co.	127,313
4,600		TXU Corp.	369,288
			982,886

		Food: 0.7%
2,743		SUPERVALU, Inc.	89,861
3,600		Wm. Wrigley Jr. Co.	245,772
			335,633

		Gas: 0.5%
6,050	L	Sempra Energy	240,004
			240,004

		Hand/Machine Tools: 0.5%
1,700		Black & Decker Corp.	148,444
1,600		Stanley Works	71,376
			219,820

		Healthcare-Products: 3.6%
4,500		Becton Dickinson & Co.	258,525
4,400		Guidant Corp.	325,116
11,850		Johnson & Johnson	795,135
4,800		Medtronic, Inc.	258,000
			1,636,776

		Healthcare-Services: 3.2%
4,200	W	Aetna, Inc.	327,642
3,150	@	Humana, Inc.	114,534
11,900		UnitedHealth Group, Inc.	578,102
3,450	@	WellPoint, Inc.	458,850
			1,479,128

See Accompanying Notes to Financial Statements

84

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Household Products/Wares: 0.4%
3,200		Clorox Co.	$186,912
			186,912

		Insurance: 7.5%
7,900		Allstate Corp.	459,779
10,800		American Intl. Group, Inc.	599,939
3,300	L	Chubb Corp.	277,959
2,600		CIGNA Corp.	252,850
3,209		Loews Corp.	241,638
9,350		MetLife, Inc.	417,010
2,000		MGIC Investment Corp.	122,680
3,300		Progressive Corp.	317,031
6,600		Prudential Financial, Inc.	417,846
2,450		Safeco Corp.	131,835
2,900	@@	XL Capital Ltd.	218,312
			3,456,879

		Internet: 1.4%
5,000	@,L	eBay, Inc.	190,050
12,550	@,L	Symantec Corp.	283,756
5,150	@	Yahoo!, Inc.	191,580
			665,386

		Iron/Steel: 0.2%
2,150	L	United States Steel Corp.	85,506
			85,506

		Leisure Time: 0.3%
2,200	@@	Carnival Corp.	116,380
			116,380

		Lodging: 0.6%
3,800		Marriott Intl., Inc.	256,652
			256,652

		Machinery-Diversified: 0.6%
1,000	L	Cummins, Inc.	67,950
3,700		Rockwell Automation, Inc.	190,069
			258,019

		Media: 3.0%
9,200	@	Comcast Corp.	296,240
6,200		McGraw-Hill Cos., Inc.	270,692
18,150	@	Time Warner, Inc.	315,810
7,200		Viacom, Inc.	246,888
8,600		Walt Disney Co.	235,984
			1,365,614

		Mining: 0.4%
2,000	L	Phelps Dodge Corp.	174,800
			174,800

		Miscellaneous Manufacturing: 6.3%
3,100		3M Co.	237,615
5,000		Danaher Corp.	275,650
42,300		General Electric Co.	1,543,103
10,350		Honeywell Intl., Inc.	374,980
2,700		Textron, Inc.	208,683
8,050	@@,L	Tyco Intl., Ltd.	232,887
			2,872,918

		Oil and Gas: 9.7%
1,500	L	Amerada Hess Corp.	$139,275
5,500		Burlington Resources, Inc.	278,740
14,550		ChevronTexaco Corp.	782,499
2,428		ConocoPhillips	261,836
6,350		Devon Energy Corp.	291,465
32,800		Exxon Mobil Corp.	1,843,359
5,000		Marathon Oil Corp.	242,450
1,300	L	Sunoco, Inc.	133,341
4,300	L	Unocal Corp.	245,057
3,800	L	Valero Energy Corp.	260,756
			4,478,778

		Pharmaceuticals: 5.3%
6,300		Abbott Laboratories	303,912
2,700		Allergan, Inc.	208,737
2,250	L	AmerisourceBergen Corp.	145,283
6,250		Cardinal Health, Inc.	362,062
6,900	@	Caremark Rx, Inc.	308,154
8,850		Merck & Co., Inc.	287,094
30,140		Pfizer, Inc.	840,905
			2,456,147

		Retail: 8.2%
5,100	L	Best Buy Co., Inc.	277,593
3,000	L	Darden Restaurants, Inc.	97,440
1,500	L	Dillard’s, Inc.	35,880
3,400		Federated Department Stores, Inc.	229,330
8,850		Home Depot, Inc.	348,248
5,100		J.C. Penney Co., Inc. Holding Co.	253,776
3,100	L	Lowe’s Cos., Inc.	177,351
5,350		McDonald’s Corp.	165,529
1,700	@,L	Sears Holdings Corp.	249,390
12,675		Staples, Inc.	272,893
6,200	@	Starbucks Corp.	339,450
3,700		Target Corp.	198,690
13,450		Wal-Mart Stores, Inc.	635,243
10,600		Walgreen Co.	480,603
			3,761,416

		Semiconductors: 3.0%
41,650		Intel Corp.	1,121,635
1,900	@,L	QLogic Corp.	60,838
6,700	L	Texas Instruments, Inc.	185,188
			1,367,661

		Software: 4.7%
8,300	L	Adobe Systems, Inc.	274,398
4,700	@	Autodesk, Inc.	186,026
6,350	@	Compuware Corp.	43,498
40,300	L	Microsoft Corp.	1,039,740
7,700	@,L	Novell, Inc.	45,045
42,900	@	Oracle Corp.	549,978
5,000	@	Parametric Technology Corp.	30,100
			2,168,785

		Telecommunications: 4.7%
21,800		AT&T Corp.	409,622
4,200		CenturyTel, Inc.	137,718
25,500	@	Cisco Systems, Inc.	494,190
26,700		Motorola, Inc.	463,779
6,500		QUALCOMM, Inc.	242,190
3,000		Scientific-Atlanta, Inc.	99,900
9,200		Verizon Communications, Inc.	325,496
			2,172,895

See Accompanying Notes to Financial Statements

85

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Transportation: 1.1%
4,500	L	CSX Corp.	$187,110
4,500	L	United Parcel Service, Inc.	331,425
			518,535
		Total Common Stock (Cost $42,946,455)	45,924,357

Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.2%
	Repurchase Agreement: 0.5%
$217,000	Morgan Stanley Repurchase Agreement dated 05/31/05, 3.049%, due 06/01/05, $217,018 to be received upon repurchase (Collateralized by $225,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued interest $230,089, due 07/15/07).		217,000
	Total Repurchase Agreement (Cost $217,000)		217,000

	Securities Lending CollateralCC: 13.7%
6,312,211	The Bank of New York Institutional Cash Reserves Fund		6,312,211
	Total Securities Lending Collateral (Cost $6,312,211)		6,312,211
	Total Short-Term Investments (Cost $6,529,211)		6,529,211
	Total Investments In Securities (Cost $49,475,666)*	114.1%	$52,453,568
	Other Assets and Liabilities-Net	(14.1)	(6,475,069)
	Net Assets	100.0%	$45,978,499

@            Non-income producing security

@@        Foreign issuer

cc            Securities purchased with cash collateral for securities loaned.

W            When-issued or delayed delivery security.

L              Loaned security, a portion or all of the security is on loan at May 31, 2005.

X             Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*              Cost for federal income tax purposes is $49,866,453. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,845,037
Gross Unrealized Depreciation	(1,257,922)
Net Unrealized Appreciation	$2,587,115

See Accompanying Notes to Financial Statements

86

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 1.9%
71,340		Omnicom Group, Inc.	$5,842,033
			5,842,033

		Aerospace/Defense: 4.0%
118,730		Boeing Co.	7,586,847
43,760		General Dynamics Corp.	4,725,205
			12,312,052

		Biotechnology: 0.9%
42,670	@	Genzyme Corp.	2,662,181
			2,662,181

		Commercial Services: 5.2%
164,360	@,L	Apollo Group, Inc.	12,902,260
74,640		Moody’s Corp.	3,229,673
			16,131,933

		Computers: 6.3%
336,770	@	Dell, Inc.	13,433,756
75,970	@,@@,L	Research In Motion Ltd.	6,291,835
			19,725,591

		Cosmetics/Personal Care: 1.9%
109,270	L	Procter & Gamble Co.	6,026,241
			6,026,241

		Distribution/Wholesale: 1.5%
77,910	L	CDW Corp.	4,532,804
			4,532,804

		Diversified Financial Services: 7.2%
65,500	L	Capital One Financial Corp.	4,938,700
3,700		Chicago Mercantile Exchange
		Holdings, Inc.	799,903
443,788		Countrywide Financial Corp.	16,495,600
			22,234,203

		Healthcare-Products: 3.5%
203,990		Medtronic, Inc.	10,964,463
			10,964,463

		Healthcare-Services: 4.0%
77,070	W	Aetna, Inc.	6,012,231
42,990	@,L	Coventry Health Care, Inc.	2,992,964
26,070	@	WellPoint, Inc.	3,467,310
			12,472,505

		Home Builders: 1.0%
54,580	L	Lennar Corp. - Class A	3,166,186
			3,166,186

		Insurance: 1.1%
36,000		Progressive Corp.	3,458,520
			3,458,520

		Internet: 12.5%
247,980	@,L	eBay, Inc.	9,425,720
47,690	@,L	Google, Inc.	13,276,896
437,840	@	Yahoo!, Inc.	16,287,647
			38,990,263

		Lodging: 1.1%
62,240	L	Starwood Hotels & Resorts Worldwide, Inc.	$3,483,573
			3,483,573

		Media: 4.9%
119,780	@,L	Comcast Corp.	3,789,839
355,320	@,L	XM Satellite Radio Holdings, Inc.	11,409,325
			15,199,164

		Miscellaneous
		Manufacturing: 6.7%
156,440	L	Danaher Corp.	8,624,537
334,080		General Electric Co.	12,187,239
			20,811,776

		Oil and Gas: 3.2%
125,090	@@	Petro-Canada	7,040,065
62,480	@,@@,L	Petroleo Brasileiro SA – Petrobras ADR	2,949,056
			9,989,121

		Oil and Gas Services: 1.2%
86,930		Halliburton Co.	3,715,388
			3,715,388

		Pharmaceuticals: 13.8%
159,110		Abbott Laboratories	7,675,466
324,280	@@	AstraZeneca PLC ADR	13,788,385
44,320		Eli Lilly & Co.	2,583,856
103,090	@,L	Forest Laboratories, Inc.	3,977,212
97,360	@	Gilead Sciences, Inc.	3,972,288
85,160	@@	Sanofi-Aventis ADR	3,832,200
368,400		Schering-Plough Corp.	7,183,800
			43,013,207

		Retail: 2.6%
54,440		Abercrombie & Fitch Co.	3,121,045
155,470		PETsMART, Inc.	4,939,282
			8,060,327

		Savings and Loans: 1.1%
52,810	L	Golden West Financial Corp.	3,306,962
			3,306,962

		Software: 7.8%
261,660	@	Electronic Arts, Inc.	13,747,616
295,760	L	Microsoft Corp.	7,630,608
53,630	@,L	Pixar, Inc.	2,827,910
			24,206,134

		Telecommunications: 4.2%
53,770	@@	America Movil SA de CV ADR	3,047,684
514,770	@	Cisco Systems, Inc.	9,976,242
			13,023,926
		Total Common Stock (Cost $251,390,462)	303,328,553

See Accompanying Notes to Financial Statements

87

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF MAY 31, 2005 (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 20.3%
	Securities Lending CollateralCC: 20.3%
$62,975,035	The Bank of New York Institutional Cash Reserves Fund		$62,975,035
	Total Short-Term Investments (Cost $62,975,035)		62,975,035
	Total Investments In Securities (Cost $314,365,497)*	117.9%	$366,303,588

	Other Assets and Liabilities-Net	(17.9)	(55,701,517)
	Net Assets	100.0%	$310,602,071

@            Non-income producing security

@@        Foreign issuer

ADR       American Depositary Receipt

cc            Securities purchased with cash collateral for securities loaned.

W            When-issued or delayed delivery security.

L              Loaned security, a portion or all of the security is on loan at May 31, 2005.

*              Cost for federal income tax purposes is $318,750,951. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,289,558
Gross Unrealized Depreciation	(2,736,921)
Net Unrealized Appreciation	$47,552,637

See Accompanying Notes to Financial Statements

88

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.7%
		Advertising: 0.9%
42,200	@,L	Getty Images, Inc.	$3,158,248
			3,158,248

		Apparel: 3.3%
275,700	@	Coach, Inc.	8,006,328
109,500		Polo Ralph Lauren Corp.	4,243,125
			12,249,453

		Auto Parts and Equipment: 1.7%
117,900		BorgWarner, Inc.	6,302,934
			6,302,934

		Banks: 1.0%
50,915		Zions Bancorporation	3,606,819
			3,606,819

		Biotechnology: 1.8%
106,320	@,L	Celgene Corp.	4,501,589
41,434	@,L	Charles River Laboratories Intl., Inc.	1,992,561
			6,494,150

		Building Materials: 1.5%
130,500		American Standard Cos., Inc.	5,585,400
			5,585,400

		Chemicals: 1.1%
175,300		Lyondell Chemical Co.	4,161,622
			4,161,622

		Coal: 1.9%
145,800	L	Peabody Energy Corp.	6,960,492
			6,960,492

		Commercial Services: 2.1%
45,600	@,L	Alliance Data Systems Corp.	1,720,032
64,000	@,L	Education Management Corp.	2,076,800
79,761	@,L	Laureate Education, Inc.	3,724,839
			7,521,671

		Computers: 4.6%
97,900	@	Anteon Intl. Corp.	4,326,201
121,600	@,L	CACI Intl., Inc.	7,838,336
108,402	@	Micros Systems, Inc.	4,875,922
			17,040,459

		Distribution/Wholesale: 1.0%
135,056		Hughes Supply, Inc.	3,511,456
			3,511,456

		Electrical Components and Equipment: 1.4%
129,700		Ametek, Inc.	4,958,431
			4,958,431

		Entertainment: 1.0%
68,800		International Speedway Corp.	3,760,608
			3,760,608

		Hand/Machine Tools: 1.1%
87,500		Stanley Works	$3,903,375
			3,903,375

		Healthcare-Products: 8.6%
57,100		Beckman Coulter, Inc.	4,000,426
26,800		C.R. Bard, Inc.	1,829,100
131,400	@,L	Gen-Probe, Inc.	5,106,204
59,200	@	Inamed Corp.	3,684,016
60,800	@	Kinetic Concepts, Inc.	3,906,400
151,200	@,L	Patterson Cos., Inc.	6,862,968
150,530	@	St. Jude Medical, Inc.	6,039,264
			31,428,378

		Healthcare-Services: 5.3%
88,450	@,L	Amsurg Corp.	2,384,612
184,500	@	Community Health Systems, Inc.	6,710,265
47,300		Quest Diagnostics, Inc.	4,966,500
96,600	@,L	WellChoice, Inc.	5,515,860
			19,577,237

		Home Furnishings: 0.5%
22,100	L	Harman Intl. Industries, Inc.	1,831,206
			1,831,206

		Household Products/Wares: 1.8%
21,700		Fortune Brands, Inc.	1,877,050
150,600	L	Yankee Candle Co., Inc.	4,751,430
			6,628,480

		Insurance: 1.0%
96,700	@,L	Proassurance Corp.	3,782,904
			3,782,904

		Internet: 1.3%
742,000	@	TIBCO Software, Inc.	4,704,280
			4,704,280

		Iron/Steel: 1.4%
99,500	L	Nucor Corp.	5,269,520
			5,269,520

		Leisure Time: 0.8%
55,100	L	Polaris Industries, Inc.	2,891,097
			2,891,097

		Lodging: 3.5%
95,100	L	Harrah’s Entertainment, Inc.	6,829,131
165,500		Hilton Hotels Corp.	4,010,065
30,300	L	Station Casinos, Inc.	1,972,530
			12,811,726

		Machinery-Diversified: 3.0%
106,400		Graco, Inc.	3,712,296
140,000	L	Rockwell Automation, Inc.	7,191,800
			10,904,096
		Miscellaneous Manufacturing: 5.3%
84,500	L	Danaher Corp.	4,658,485
70,800		Donaldson Co., Inc.	2,272,680
29,200		ITT Industries, Inc.	2,774,000
115,500	L	Pentair, Inc.	5,140,905
64,200	L	Roper Industries, Inc.	4,487,580
			19,333,650

See Accompanying Notes to Financial Statements

89

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares				Value
		Office/Business Equipment: 1.0%
256,800	@,L	Xerox Corp.		$3,484,776
				3,484,776

		Oil and Gas: 8.9%
399,300	L	Chesapeake Energy Corp.		8,173,670
107,300		ENSCO Intl., Inc.		3,573,090
53,300		Murphy Oil Corp.		5,210,075
288,600		Patterson-UTI Energy, Inc.		7,645,014
254,100		XTO Energy, Inc.		7,907,592
				32,509,441

		Oil and Gas Services: 0.8%
50,500		Smith Intl., Inc.		2,967,380
				2,967,380

		Packaging and Containers: 1.5%
220,700	@	Owens-Illinois, Inc.		5,674,197
				5,674,197

		Retail: 13.8%
81,900	@	Advance Auto Parts, Inc.		4,854,213
210,850	L	Applebees Intl., Inc.		5,749,880
282,800	@,L	Chico’s FAS, Inc.		9,674,587
165,800	@,L	Copart, Inc.		4,110,182
234,400		Foot Locker, Inc.		6,190,504
211,300	L	Michaels Stores, Inc.		8,897,843
197,200	@,L	Pacific Sunwear of California, Inc.		4,141,200
209,500	@	Sonic Corp.		7,123,000
				50,741,409

		Savings and Loans: 3.0%
130,700	L	Independence Community Bank Corp.		4,898,636
274,400	L	Sovereign Bancorp, Inc.		6,124,608
				11,023,244

		Semiconductors: 1.6%
97,500	@,L	Advanced Micro Devices, Inc.		1,599,000
117,400	L	Linear Technology Corp.		4,398,978
				5,997,978

		Software: 5.5%
121,400	L	Adobe Systems, Inc.		4,013,484
135,300	@,L	Avid Technology, Inc.		7,933,992
71,700	@,L	Dun & Bradstreet Corp.		4,405,248
42,800	@	Fiserv, Inc.		1,840,400
41,200	@,L	Mercury Interactive Corp.		1,858,944
				20,052,068

		Telecommunications: 1.5%
241,100	@	Comverse Technology, Inc.		5,673,083
				5,673,083

		Textiles: 2.0%
88,000	@,L	Mohawk Industries, Inc.		7,340,960
				7,340,960

		Transportation: 3.2%
66,100		CH Robinson Worldwide, Inc.		3,778,937
146,850		Forward Air Corp.		3,942,923
204,500	L	J.B. Hunt Transport Services, Inc.		4,106,360
				11,828,220

		Total Common Stock (Cost $289,340,583)		365,670,448

SHORT-TERM INVESTMENTS: 26.7%
		Repurchase Agreement: 0.4%
$1,584,000		Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $1,584,133 to be received upon repurchase (Collateralized by $1,641,000 Franchise Mortgage Acceptance Corporation, 3.250%, Market Value plus accrued interest $1,616,519, due 03/14/08.		$1,584,000
		Total Repurchase Agreement (Cost $1,584,000)		1,584,000

		Securities Lending CollateralCC: 26.3%
96,371,023		The Bank of New York Institutional Cash Reserves Fund		96,371,023
		Total Securities Lending Collateral (Cost $96,371,023)		96,371,023
		Total Short-Term Investments (Cost $97,955,023)		97,955,023
		Total Investments In Securities (Cost $387,295,606)*	126.4%	$463,625,471
		Other Assets and Liabilities-Net	(26.4)	(96,843,491)
		Net Assets	100.0%	$366,781,980

@            Non-income producing security

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at May 31, 2005.

*              Cost for federal income tax purposes is $387,339,520. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,532,579
Gross Unrealized Depreciation	(6,246,628)
Net Unrealized Appreciation	$76,285,951

See Accompanying Notes to Financial Statements

90

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 96.5%
		Banks: 1.3%
60,700		East-West Bancorp, Inc.	$2,041,948
11,177	@,L	SVB Financial Group	533,814
			2,575,762

		Biotechnology: 2.1%
124,100	@,L	Integra LifeSciences
		Holdings Corp.	4,147,422
			4,147,422

		Commercial Services: 3.9%
34,900	@	Education Management Corp.	1,132,505
97,350	L	Healthcare Services Group	1,820,445
46,609	@,L	iPayment, Inc.	1,777,667
42,057	@	Laureate Education, Inc.	1,964,062
42,300	@,L	Navigant Consulting, Inc.	970,362
			7,665,041

		Computers: 7.1%
51,792	@	Anteon Intl. Corp.	2,288,688
83,200	@	CACI Intl., Inc.	5,363,072
114,600		Jack Henry & Associates, Inc.	2,027,274
57,065	@	Micros Systems, Inc.	2,566,784
77,100	@,L	Synaptics, Inc.	1,482,633
			13,728,451

		Distribution/Wholesale: 4.2%
35,664		Hughes Supply, Inc.	927,264
83,730	@,L	Nuco2, Inc.	1,982,726
149,550		SCP Pool Corp.	5,356,881
			8,266,871

		Electrical Components and Equipment: 1.9%
124,901	@,L	Intermagnetics General Corp.	3,605,892
			3,605,892

		Electronics: 1.9%
31,800	@	Dionex Corp.	1,426,230
116,218	@,L	Measurement Specialties, Inc.	2,254,629
			3,680,859

		Entertainment: 6.2%
134,200	@	Penn National Gaming, Inc.	4,370,894
129,900	@	Scientific Games Corp.	3,095,517
164,733	@, L	Shuffle Master, Inc.	4,513,684
			11,980,095

		Healthcare-Products: 10.4%
137,700	@,L	Arthrocare Corp.	4,439,448
85,300	@	Gen-Probe, Inc.	3,314,758
31,000	@	Inamed Corp.	1,929,130
56,233	@	Intuitive Surgical, Inc.	2,783,534
84,001	@,L	Kyphon, Inc.	2,409,989
129,663	@,L	Laserscope	4,464,296
42,400	@	Viasys Healthcare, Inc.	985,800
			20,326,955

		Healthcare-Services: 6.7%
174,000	@,L	Amsurg Corp.	4,691,040
58,000	@	Pediatrix Medical Group, Inc.	4,270,540
85,840	@,L	United Surgical Partners Intl., Inc.	4,132,338
			13,093,918

		Home Builders: 1.2%
76,940	L	Thor Industries, Inc.	$2,336,111
			2,336,111

		Household Products/Wares: 1.6%
97,600	L	Yankee Candle Co., Inc.	3,079,280
			3,079,280

		Insurance: 3.3%
54,900	@,L	Philadelphia Consolidated Holding Co.	4,527,603
50,700	@	Proassurance Corp.	1,983,384
			6,510,987

		Internet: 6.3%
44,400	@	Digital Insight Corp.	965,256
53,000	@	Equinix, Inc.	2,019,300
21,900	@	F5 Networks, Inc.	1,121,499
43,100	@,L	Infospace, Inc.	1,461,952
173,000	@,L	Openwave Systems, Inc.	2,690,150
221,200	@	TIBCO Software, Inc.	1,402,408
247,500	@,L	ValueClick, Inc.	2,653,200
			12,313,765

		Leisure Time: 0.5%
19,900		Polaris Industries, Inc.	1,044,153
			1,044,153

		Lodging: 1.6%
47,332		Station Casinos, Inc.	3,081,313
			3,081,313

		Miscellaneous Manufacturing: 1.7%
64,086	@,L	Ceradyne, Inc.	1,479,746
24,570	@	Cuno, Inc.	1,746,927
			3,226,673

		Oil and Gas: 5.0%
78,800	@	Southwestern Energy Co.	5,500,240
107,000	@,L	Unit Corp.	4,175,140
			9,675,380

		Pharmaceuticals: 2.5%
144,500	@,L	HealthExtras, Inc.	2,476,730
97,364	@	VCA Antech, Inc.	2,410,733
			4,887,463

		Retail: 14.6%
113,800		Applebees Intl., Inc.	3,103,326
94,460	@,L	Chico’s FAS, Inc.	3,231,477
71,963	@	Copart, Inc.	1,783,963
90,400	@	Dave & Buster’s, Inc.	1,623,584
109,000	@,L	Dick’s Sporting Goods, Inc.	3,942,530
65,100	@,L	GameStop Corp.	1,898,316
187,949	@	Pacific Sunwear of California, Inc.	3,946,928
72,800	@	Petco Animal Supplies, Inc.	2,190,552
37,900	@,L	Red Robin Gourmet Burgers, Inc.	2,079,952
137,950	@	Sonic Corp.	4,690,299
			28,490,927

		Semiconductors: 2.4%
46,300	@	Formfactor, Inc.	1,204,726
67,200	@,L	Microsemi Corp.	1,386,336
73,200	@,L	Tessera Technologies, Inc.	2,155,008
			4,746,070

See Accompanying Notes to Financial Statements

91

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Software: 5.6%
81,400	@,L	Avid Technology, Inc.	$4,773,296
35,000		Global Payments, Inc.	2,425,500
29,700	@	Verint Systems, Inc.	1,039,500
147,531	@	Witness Systems, Inc.	2,564,089
			10,802,385

		Storage/Warehousing: 1.0%
53,600	@,L	Mobile Mini, Inc.	1,978,912
			1,978,912

		Telecommunications: 1.6%
340,745	@,L	Powerwave Technologies, Inc.	3,111,002
			3,111,002

		Transportation: 1.9%
101,730		Forward Air Corp.	2,731,451
39,700		Knight Transportation, Inc.	970,665
			3,702,116

		Total Common Stock (Cost $136,327,947)	188,057,803

Principal Amount			Value

SHORT-TERM INVESTMENTS: 30.3%
	Repurchase Agreement: 3.8%
$7,489,000	Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $7,489,630 to be received upon repurchase (Collateralized by $7,713,000 Franchise Mortgage Acceptance Corporation, 2.750%, Market Value plus accrued interest $7,638,908, due 10/15/06.		7,489,000
	Total Repurchase Agreement (Cost $7,489,000)		7,489,000

	Securities Lending CollateralCC: 26.5%
51,740,320	The Bank of New York Institutional Cash Reserves Fund		$51,740,320
	Total Securities Lending Collateral (Cost $51,740,320)		51,740,320
	Total Short-Term Investments (Cost $59,229,320)		59,229,320

	Total Investments In Securities (Cost $195,557,267)*	126.8%	$247,287,123
	Other Assets and Liabilities-Net	(26.8)	(52,332,480)
	Net Assets	100.0%	$194,954,643

@            Non-income producing security

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at May 31, 2005.

*              Cost for federal income tax purposes is $195,602,450. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$55,277,880
Gross Unrealized Depreciation	(3,593,207)
Net Unrealized Appreciation	$51,684,673

See Accompanying Notes to Financial Statements

92

PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND	AS OF MAY 31, 2005

Shares				Value
COMMON STOCK: 97.4%
		Agriculture: 3.2%
15,480		Altria Group, Inc.		$1,039,327
4,570		Reynolds American, Inc.		378,899
				1,418,226

		Auto Manufacturers: 8.3%
174,150		Ford Motor Co.		1,738,017
62,280		General Motors Corp.		1,963,688
				3,701,705

		Auto Parts and Equipment: 2.4%
248,740		Delphi Corp.		1,082,019
				1,082,019

		Computers: 10.9%
56,490		Electronic Data Systems Corp.		1,112,853
57,740		Hewlett-Packard Co.		1,299,728
8,420		International Business Machines Corp.		636,131
292,630	@	Sun Microsystems, Inc.		1,114,920
98,610	@	Unisys Corp.		713,936
				4,877,568

		Diversified Financial Services: 5.2%
17,660		CIT Group, Inc.		749,137
8,200		Citigroup, Inc.		386,302
33,040		J.P. Morgan Chase & Co.		1,181,180
				2,316,619

		Environmental Control: 0.9%
13,330		Waste Management, Inc.		393,102
				393,102

		Food: 12.6%
80,660		Albertson’s, Inc.		1,693,053
11,860		Kraft Foods, Inc.		384,738
100,790	@	Kroger Co.		1,690,248
84,710	@	Safeway, Inc.		1,864,468
				5,632,507

		Healthcare-Services: 2.8%
101,710	@	Tenet Healthcare Corp.		1,232,725
				1,232,725

		Housewares: 1.4%
27,550		Newell Rubbermaid, Inc.		627,865
				627,865

		Insurance: 7.6%
14,380		American Intl. Group, Inc.		798,809
23,690		Aon Corp.		590,592
13,670		Loews Corp.		1,029,351
16,740		Nationwide Financial Services		639,133
17,200		UnumProvident Corp.		315,792
				3,373,677

		Office/Business Equipment: 3.4%
111,890	@	Xerox Corp.		1,518,347
				1,518,347

		Pharmaceuticals: 15.0%
63,870		Bristol-Myers Squibb Co.		$1,619,743
51,480		Merck & Co., Inc.		1,670,011
45,340		Pfizer, Inc.		1,264,986
68,850		Schering-Plough Corp.		1,342,575
19,170		Wyeth		831,403
				6,728,718

		Pipelines: 3.2%
136,780		El Paso Corp.		1,414,305
				1,414,305

		Semiconductors: 3.7%
148,960	@	Micron Technology, Inc.		1,635,581
				1,635,581

		Telecommunications: 16.0%
65,840		BellSouth Corp.		1,761,879
587,190	@	Lucent Technologies, Inc.		1,650,004
74,050		SBC Communications, Inc.		1,731,289
16,230		Sprint Corp.		384,489
46,990		Verizon Communications, Inc.		1,662,506
				7,190,167

		Toys/Games/Hobbies: 0.8%
18,580		Mattel, Inc.		337,784
				337,784

		Total Investments In Securities (Cost $43,794,922)*	97.4%	$43,480,915
		Other Assets and Liabilities-Net	2.6	1,167,040
		Net Assets	100.0%	$44,647,955

@            Non-income producing security

*              Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,003,514
Gross Unrealized Depreciation	(2,317,521)
Net Unrealized Depreciation	$(314,007)

See Accompanying Notes to Financial Statements

93

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 1.8%
58,200		General Dynamics Corp.	$6,284,436
			6,284,436

		Agriculture: 3.6%
184,300		Altria Group, Inc.	12,373,902
			12,373,902

		Apparel: 1.6%
67,500		Nike, Inc.	5,548,500
			5,548,500

		Banks: 8.3%
290,600		Bank of America Corp.	13,460,592
107,700		The Bank of New York Co., Inc.	3,103,914
197,200		Wells Fargo & Co.	11,912,852
			28,477,358

		Beverages: 1.8%
81,100		Coca-Cola Co.	3,619,493
41,400		Molson Coors Brewing Co.	2,420,658
			6,040,151

		Building Materials: 1.4%
153,000		Masco Corp.	4,899,060
			4,899,060

		Chemicals: 4.2%
135,500		Dow Chemical Co.	6,136,795
70,300		Lyondell Chemical Co.	1,668,922
145,700		Praxair, Inc.	6,828,959
			14,634,676

		Coal: 1.3%
95,300		Peabody Energy Corp.	4,549,622
			4,549,622

		Computers: 2.8%
125,500		International Business Machines Corp.	9,481,525
			9,481,525

		Diversified Financial Services: 15.7%
65,100	L	Capital One Financial Corp.	4,908,540
194,200		Citigroup, Inc.	9,148,762
197,500		Countrywide Financial Corp.	7,341,075
116,500		Freddie Mac	7,577,160
230,800		JPMorgan Chase & Co.	8,251,100
18,900		Lehman Brothers Holdings, Inc.	1,742,580
113,400		Merrill Lynch & Co., Inc.	6,153,084
182,600		Morgan Stanley	8,940,096
			54,062,397

		Electric: 2.6%
60,200		Entergy Corp.	4,324,166
125,800	L	PG&E Corp.	4,499,866
			8,824,032

		Electrical Components and Equipment: 1.9%
98,800		Emerson Electric Co.	6,567,236
			6,567,236

		Electronics: 2.4%
320,500	@@	Koninklijke Philips
		Electronics NV	$8,211,210
			8,211,210

		Food: 1.3%
67,900	@@	Nestle SA ADR	4,478,949
			4,478,949

		Forest Products and Paper: 0.5%
52,600	L	International Paper Co.	1,694,246
			1,694,246

		Gas: 1.3%
110,500		Sempra Energy	4,383,535
			4,383,535

		Healthcare-Services: 1.9%
62,600		Quest Diagnostics, Inc.	6,573,000
			6,573,000

		Household Products/Wares: 2.1%
112,500		Kimberly-Clark Corp.	7,237,125
			7,237,125

		Insurance: 3.9%
113,200		American Intl. Group, Inc.	6,288,260
159,900		MetLife, Inc.	7,131,540
			13,419,800

		Leisure Time: 1.1%
84,200	@@,L	Royal Caribbean Cruises Ltd.	3,882,462
			3,882,462

		Lodging: 0.5%
30,300	@,@@,L	Kerzner Intl. Ltd.	1,865,874
			1,865,874

		Media: 3.3%
106,400		Gannett Co., Inc.	7,922,544
92,400	L	Tribune Co.	3,343,032
			11,265,576

		Mining: 0.7%
88,200		Alcoa, Inc.	2,390,220
			2,390,220

		Miscellaneous Manufacturing: 5.6%
69,800		Danaher Corp.	3,848,074
242,700		General Electric Co.	8,853,696
223,900	@@,L	Tyco Intl., Ltd.	6,477,427
			19,179,197

		Office/Business Equipment: 0.5%
123,000	@	Xerox Corp.	1,669,110
			1,669,110

See Accompanying Notes to Financial Statements

94

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Oil and Gas: 11.7%
61,200		Apache Corp.	$3,596,112
57,500	@@	BP PLC ADR	3,461,500
112,000	L	Cabot Oil & Gas Corp.	3,511,200
42,100		ConocoPhillips	4,540,064
73,200	L	EOG Resources, Inc.	3,651,948
209,600		Exxon Mobil Corp.	11,779,520
164,700	@,L	Plains Exploration &
		Production Co.	5,031,585
145,300		XTO Energy, Inc.	4,521,736
			40,093,665

		Oil and Gas Services: 2.9%
71,000	L	BJ Services Co.	3,574,850
146,400		Halliburton Co.	6,257,136
			9,831,986

		Pharmaceuticals: 4.3%
364,600		Pfizer, Inc.	10,172,340
137,700	@@,L	Teva Pharmaceutical
		Industries Ltd. ADR	4,595,049
			14,767,389

		Retail: 3.0%
87,400	L	Best Buy Co., Inc.	4,757,182
175,400		McDonald’s Corp.	5,426,876
			10,184,058

		Savings and Loans: 2.2%
337,200		Sovereign Bancorp, Inc.	7,526,304
			7,526,304

		Software: 1.5%
206,800	L	Microsoft Corp.	5,335,440
			5,335,440

		Telecommunications: 2.0%
294,500		SBC Communications, Inc.	6,885,410
			6,885,410
		Total Common Stock (Cost $300,086,256)	342,617,451

Principal Amount			Value
SHORT-TERM INVESTMENTS: 12.7%
	Repurchase Agreement: 0.9%
$3,302,000	Goldman Sachs Repurchase Agreement dated 05/31/05, 3.030%, due 06/01/05, $3,302,278 to be received upon repurchase (Collateralized by $3,405,000 Federal Home Loan Bank, 3.080%, Market Value plus accrued interest $3,371,438, due 12/04/07.		$3,302,000
	Total Repurchase Agreement (Cost $3,302,000)		3,302,000
	Securities Lending Collateral CC: 11.8%
40,540,622	The Bank of New York Institutional Cash Reserves Fund		40,540,622
	Total Securities Lending Collateral (Cost $40,540,622)		40,540,622
	Total Short-Term Investments (Cost $43,842,622)		43,842,622
	Total Investments In Securities (Cost $343,928,878)*	112.4%	$386,460,073
	Other Assets and Liabilities-Net	(12.4)	(42,712,608)
	Net Assets	100.0%	$343,747,465

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $343,949,065. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,893,155
Gross Unrealized Depreciation	(5,382,147)
Net Unrealized Appreciation	$42,511,008

See Accompanying Notes to Financial Statements

95

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 98.0%
		Agriculture: 2.0%
102,617		Loews Corp.	$3,066,196
			3,066,196

		Airlines: 2.8%
241,850	@,L	AMR Corp.	3,119,865
296,400	@,L	Delta Air Lines, Inc.	1,141,140
			4,261,005

		Apparel: 3.7%
512,810	@,@@,L	Tommy Hilfiger Corp.	5,712,703
			5,712,703

		Auto Parts and Equipment: 14.7%
99,060		American Axle &
		Manufacturing Holdings, Inc.	2,050,542
196,910	L	ArvinMeritor, Inc.	2,835,504
120,900		Dana Corp.	1,638,195
598,550	L	Delphi Corp.	2,603,693
440,620	@,L	Goodyear Tire & Rubber Co.	6,340,522
42,500	L	Lear Corp.	1,602,250
721,610	L	Visteon Corp.	5,505,884
			22,576,590

		Banks: 0.6%
100,000	@@	W Holding Co., Inc.	903,000
			903,000

		Chemicals: 3.3%
79,000	@	Huntsman Corp.	1,520,750
171,300	L	Sensient Technologies Corp.	3,485,955
			5,006,705

		Commercial Services: 6.6%
330,300	@	Convergys Corp.	4,501,989
49,000	L	Kelly Services, Inc.	1,362,690
560,580		Service Corp. Intl.	4,249,196
			10,113,875

		Computers: 9.4%
705,400	@	Gateway, Inc.	2,440,684
323,580	@,L	Synopsys, Inc.	5,847,091
847,490	@,L	Unisys Corp.	6,135,827
			14,423,602

		Diversified Financial Services: 0.7%
24,000		CIT Group, Inc.	1,018,080
			1,018,080

		Electric: 0.0%
162,000	@,L	Mirant Corp.	57,105
			57,105

		Electronics: 4.6%
302,700	@,L	Kemet Corp.	2,118,900
1,343,672	@,L	Solectron Corp.	4,904,403
			7,023,303

		Food: 7.2%
105,800	L	Albertson’s, Inc.	$2,220,742
349,030	@	Del Monte Foods Co.	3,643,873
199,980	@	Safeway, Inc.	4,401,560
818,464	@,L	Winn-Dixie Stores, Inc.	859,387
			11,125,562

		Healthcare-Services: 3.3%
411,810	@,L	Tenet Healthcare Corp.	4,991,137
			4,991,137

		Home Furnishings: 3.2%
334,400	L	Maytag Corp.	4,878,896
			4,878,896

		Insurance: 8.9%
42,100	@	Allmerica Financial Corp.	1,470,132
112,840	@@	Assured Guaranty Ltd.	2,318,862
62,460	@,L	CNA Financial Corp.	1,722,647
69,400	L	Nationwide Financial Services	2,649,692
285,550	L	Phoenix Cos., Inc.	3,283,825
125,230	L	UnumProvident Corp.	2,299,223
			13,744,381

		Office/Business Equipment: 3.1%
498,920		IKON Office Solutions, Inc.	4,834,535
			4,834,535

		Pipelines: 5.2%
618,800	@,L	Dynegy, Inc.	2,877,420
498,883		El Paso Corp.	5,158,450
			8,035,870

		Retail: 2.9%
169,750	@	Toys “R” Us, Inc.	4,447,450
			4,447,450

		Semiconductors: 4.1%
372,469	@	Agere Systems, Inc. - Class B	5,065,578
111,958	@,L	Micron Technology, Inc.	1,229,299
			6,294,877

		Telecommunications: 11.7%
1,539,550	@	3Com Corp.	5,634,753
266,384	@	Avaya, Inc.	2,437,414
66,550		CenturyTel, Inc.	2,182,175
994,030	@	Cincinnati Bell, Inc.	3,926,419
186,750	@	Tellabs, Inc.	1,535,085
315,090	@,L	Utstarcom, Inc.	2,319,062
			18,034,908
		Total Common Stock (Cost $164,976,686)	150,549,780

See Accompanying Notes to Financial Statements

96

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF MAY 31, 2005(CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.0%
	Securities Lending CollateralCC: 24.0%

$36,890,766	The Bank of New York Institutional Cash Reserves Fund		$36,890,766
	Total Short-Term Investments (Cost $36,890,766)		36,890,766

	Total Investments In Securities (Cost $201,867,452)*	122.0%	$187,440,546

	Other Assets and Liabilities-Net	(22.0)	(33,749,542)
	Net Assets	100.0%	$153,691,004

@                                    Non-income producing security

@@                        Foreign issuer

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $201,912,898. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,006,264
Gross Unrealized Depreciation	(28,478,616)
Net Unrealized Depreciation	$(14,472,352)

See Accompanying Notes to Financial Statements

97

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF MAY 31, 2005

Shares			Value
COMMON STOCK: 95.9%
		Airlines: 1.8%
685,520	@,L	Delta Air Lines, Inc.	$2,639,252
			2,639,252

		Apparel: 4.6%
132,150	L	Russell Corp.	2,471,205
386,440	@,@@	Tommy Hilfiger Corp.	4,304,942
			6,776,147

		Auto Parts and Equipment: 16.3%
174,940		American Axle & Manufacturing Holdings, Inc.	3,621,258
263,640	L	ArvinMeritor, Inc.	3,796,517
132,500		Cooper Tire & Rubber Co.	2,522,800
280,539	@,L	Goodyear Tire & Rubber Co.	4,036,956
182,590	L	Superior Industries Intl., Inc.	4,135,664
774,640	L	Visteon Corp.	5,910,503
			24,023,698

		Chemicals: 3.9%
98,105	@@	Octel Corp.	1,771,776
194,590	L	Sensient Technologies Corp.	3,959,907
			5,731,683

		Commercial Services: 3.8%
125,430		Kelly Services, Inc.	3,488,209
281,980		Service Corp. Intl.	2,137,408
			5,625,617

		Computers: 3.9%
113,440	@,L	Electronics for Imaging	2,155,360
1,030,150	@	Gateway, Inc.	3,564,319
			5,719,679

		Diversified Financial Services: 1.5%
407,110	@,L	LaBranche & Co., Inc.	2,251,318
			2,251,318

		Electrical Components and Equipment: 1.4%
104,860		Belden CDT, Inc.	2,109,783
			2,109,783

		Electronics: 2.9%
600,040	@,L	Kemet Corp.	4,200,280
			4,200,280

		Food: 4.8%
125,440	@	Del Monte Foods Co.	1,309,594
675,960	@,L	Interestate Bakeries Corp.	4,353,182
1,385,637	@,L	Winn-Dixie Stores, Inc.	1,454,919
			7,117,695

		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S. Co.)	1,540,055
			1,540,055

		Healthcare-Services: 1.8%
659,900	@,L	OCA, Inc.	2,705,590
			2,705,590

		Home Builders: 3.3%
249,029		Coachmen Industries, Inc.	$3,050,605
200,900	@	National RV Holdings, Inc.	1,781,983
			4,832,588

		Home Furnishings: 5.4%
236,800		Kimball International, Inc.	2,912,640
343,220	L	Maytag Corp.	5,007,580
			7,920,220

		Household Products/Wares: 1.6%
88,800	L	American Greetings Corp.	2,307,024
			2,307,024

		Insurance: 8.3%
41,820	@	Allmerica Financial Corp.	1,460,354
73,540	@@	Assured Guaranty Ltd.	1,511,247
29,990		Kansas City Life Insurance Co.	1,413,129
172,088	@	KMG America Corp.	1,555,676
18,745	@	National Western Life Insurance Co.	3,437,364
155,260	L	Phoenix Cos., Inc.	1,785,490
132,470	@	PMA Capital Corp.	984,252
			12,147,512

		Iron/Steel: 1.3%
120,950	L	Ryerson Tull, Inc.	1,840,920
			1,840,920

		Leisure Time: 3.2%
272,900		Callaway Golf Co.	3,190,201
125,700	@,L	K2, Inc.	1,582,563
			4,772,764

		Machinery-Diversified: 3.5%
13,280		Nacco Industries, Inc.	1,361,200
135,290		Tecumseh Products Co.	3,710,328
			5,071,528

		Miscellaneous Manufacturing: 0.4%
33,453		Federal Signal Corp.	522,870
			522,870

		Pipelines: 2.5%
800,520	@,L	Dynegy, Inc.	3,722,418
			3,722,418

		Retail: 1.7%
102,160		Dillard’s, Inc.	2,443,667
			2,443,667

		Semiconductors: 2.5%
110,000	@	Agere Systems, Inc. - Class A	1,496,000
163,800	@	Agere Systems, Inc. - Class B	2,227,680
			3,723,680

		Software: 1.9%
156,160	@	SPSS, Inc.	2,729,677
			2,729,677

See Accompanying Notes to Financial Statements

98

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF MAY 31, 2005 (CONTINUED)

Shares			Value
		Telecommunications: 10.3%
1,243,560	@	3Com Corp.	$4,551,430
1,060,766	@	Adaptec, Inc.	4,221,849
719,863	@	Cincinnati Bell, Inc.	2,843,459
486,340	@,L	UTStarcom, Inc.	3,579,462
			15,196,200

		Transportation: 2.2%
211,000	@,L	Sirva, Inc.	1,656,350
134,300	@	US Xpress Enterprises, Inc.	1,639,803
			3,296,153
		Total Common Stock (Cost $157,615,381)	140,968,018

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.4%

	Securities Lending CollateralCC: 26.4%
$38,858,767	The Bank of New York Institutional Cash Reserves Fund		38,858,767
	Total Short-Term Investments (Cost $38,858,767)		38,858,767
	Total Investments In Securities (Cost $196,474,148)*	122.3%	$179,826,785
	Other Assets and Liabilities-Net	(22.3)	(32,742,671)
	Net Assets	100.0%	$147,084,114

@                                    Non-income producing security

@@                        Foreign issuer

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at May 31, 2005.

*                                         Cost for federal income tax purposes is $196,837,741. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,506,399
Gross Unrealized Depreciation	(25,517,355)
Net Unrealized Depreciation	$(17,010,956)

See Accompanying Notes to Financial Statements

99

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended May 31, 2005 were as follows:

Fund Name	Type	Per Share Amount
Convertible Fund
Class A	NII	$0.4697
Class B	NII	$0.3193
Class C	NII	$0.3384
Class Q	NII	$0.4698

Equity and Bond Fund
Class A	NII	$0.1895
Class B	NII	$0.0894
Class C	NII	$0.1091
Class Q	NII	$0.1619

Real Estate Fund
Class A	NII	$0.5020
Class B	NII	$0.4010
Class C	NII	$0.3851
Class I	NII	$0.5343
Class O	NII	$0.3822
All Classes	STCG	$0.4419
All Classes	LTCG	$0.5037

LargeCap Growth Fund
Class A	NII	$0.3807
Class B	NII	$0.2648
Class C	NII	$0.2660
Class I	NII	$0.4574
Class Q	NII	$0.4170
All Classes	ROC	$0.1453

Fund Name	Type	Per Share Amount
LargeCap Value Fund
Class A	NII	$0.0769
Class B	NII	$0.0324
Class C	NII	$0.0310
Class Q	NII	$0.0929
All Classes	STCG	$0.3248

MagnaCap Fund
Class A	NII	$0.1328
Class B	NII	$0.0206
Class C	NII	$0.0211
Class I	NII	$0.2027
Class M	NII	$0.0393
Class Q	NII	$0.0736

MidCap Value Fund
All Classes	STCG	$0.4975
All Classes	LTCG	$0.3854

SmallCap Value Fund
All Classes	STCG	$0.3885
All Classes	LTCG	$0.4973

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

ROC — Return of capital

Total long-term capital gains distributions designated by the Funds are as follows:

Real Estate Fund:	$8,486,213
MidCap Value Fund:	$5,232,768
SmallVap Value Fund:	$5,445,567

Of the ordinary distributions made during the fiscal year ended May 31, 2005, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Convertible Fund:	63.46%
Equity and Bond Fund:	82.10%
Real Estate Fund:	1.04%
LargeCap Growth Fund:	43.61%
LargeCap Value Fund:	35.77%
MagnaCap Fund:	100.00%
MidCap Value Fund	23.13%
SmallCap Value Fund:	12.30%

For the fiscal periods ended May 31, 2005, the following are percentages of ordinary dividends paid by the Funds that are desiginated as qualifying dividend income subject to reduced income tax rates for indivduals:

Convertible Fund:	63.46%
Equity and Bond Fund:	81.84%
Real Estate Fund:	2.75	%(1)
LargeCap Growth Fund:	79.82%
LargeCap Value Fund:	35.68%
MagnaCap Fund:	100.00%
MidCap Value Fund	23.15%
SmallCap Value Fund:	12.30%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January 2005, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in calendar year 2004.

(1) For the tax year ended December 31, 2004.

100

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Funds are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

		Term of		Number of
		Office and	Principal	Portfolios in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address	Held with	Time	During the	Overseen	Held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee

Independent Trustees:

John V. Boyer(3)	Trustee	January	Executive Director, The	154	None
7337 E. Doubletree Ranch Rd.		2005 - Present	Mark Twain House &
Scottsdale, Arizona 85258			Museum(2) (September
Age: 51			1989 - Present).

J. Michael Earley(4)	Trustee	February 2002 -	President and Chief	154	None
7337 E. Doubletree Ranch Rd.		Present	Executive Officer,
Scottsdale, Arizona 85258			Bankers Trust Company,
Age : 59			N.A. (June 1992 -
Present).

R. Barbara Gitenstein(3)	Trustee	February 2002 -	President, College of	154	New Jersey Resources
7337 E. Doubletree Ranch Rd.		Present	New Jersey (January		(September 2003 -
Scottsdale, Arizona 85258			1999 - Present).		Present).
Age : 57

Patrick W. Kenny(4)	Trustee	January 2005 -	President and Chief	154	Assured Guaranty Ltd.
7337 E. Doubletree Ranch Rd.		Present	Executive Officer		(November 2003 -
Scottsdale, Arizona 85258			International Insurance		Present).
Age : 62			Society (June 2001 -
Present). Formerly,
Executive Vice, Frontier
Insurance Group, Inc.
(September 1998 -
March 2001).

Walter H. May(3)	Trustee	October 1999 -	Retired.	154	BestPrep (September
7337 E. Doubletree Ranch Rd.		Present			1991 - Present).
Scottsdale, Arizona 85258
Age : 68

Jock Patton(3)	Chairman	August 1995 -	Private Investor (June	154	JDA Software Group,
7337 E. Doubletree Ranch Rd.	and Trustee	Present for ING	1997 - Present).		Inc. (January 1999 -
Scottsdale, Arizona 85258		Investment	Formerly Director and		Present); Swift
Age : 59		Funds, Inc.	Chief Executive Officer,		Transportation Co.
		October 1999 -	Rainbow Multimedia		(March 2004 - Present).
		Present for ING	Group, Inc. (January
		Mayflower	1999 - December 2001).
Trust and ING
Equity Trust

David W.C. Putnam(4)	Trustee	October 1999 -	President and Director,	154	Progressive Capital
7337 E. Doubletree Ranch Rd.		Present	F.L. Putnam Securities		Accumulation Trust
Scottsdale, Arizona 85258			Company, Inc. (June		(August 1998 - Present);
Age : 65			1978 - Present).		Principled Equity Market
Trust (November 1996 -
Present); Mercy
Endowment Foundation
(September 1995 -
Present); Asian
American Bank and
Trust Company
(June 1992 - Present);
and Notre Dame Health
Care Center (July 1991 -
Present).

Roger B. Vincent(4)	Trustee	February 2002 -	President, Springwell	154	AmeriGas Propane, Inc.
7337 E. Doubletree Ranch Rd.		Present for ING	Corporation (March		(January 1998 - Present).
Scottsdale, Arizona 85258		Investment	1989 - Present).
Born : 59		Funds, Inc. and
ING Equity
Trust

October 1999 -
Present for ING
Mayflower Trust

101

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

		Term of		Number of
		Office and	Principal	Portfolios in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address	Held with	Time	During the	Overseen	Held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee

Richard A. Wedemeyer(3)	Trustee	February 2001 -	Retired. Formerly, Vice	154	Touchstone Consulting
7337 E. Doubletree Ranch Rd.		Present	President - Finance and		Group (June 1997 -
Scottsdale, Arizona 85258			Administration, The		Present) and Jim
Age : 69			Channel Corporation		Henson Legacy (April
			(June 1996 - April		1994 - Present).
2002). Formerly, Trustee,
First Choice Funds
(February 1997 -
April 2001).

Trustees who are “Interested Persons”:

Thomas J. McInerney(5)	Trustee	February 2001 -	Chief Executive Officer,	200	Equitable Life Insurance
7337 E. Doubletree Ranch Rd.		Present	ING U.S. Financial		Co., Golden American
Scottsdale, Arizona 85258			Services (January 2005 -		Life Insurance Co., Life
Age : 59			Present); General		Insurance Company of
			Manager and Chief		Georgia, Midwestern
			Executive Officer, U.S.		United Life Insurance
			Financial Services		Co., ReliaStar Life
			(December 2003 -		Insurance Co., Security
			December 2004);		Life of Denver, Security
			Chief Executive Officer,		Connecticut Life
			ING U.S. Financial		Insurance Co.,
			Services (September		Southland Life
			2001 - December 2003);		Insurance Co., USG
			and General Manager		Annuity and Life
			and Chief Executive		Company, and United
			Officer, U.S. Worksite		Life and Annuity
			Financial Services		Insurance Co. Inc.;
			(December 2000 -		Ameribest Life
			September 2001).		Insurance Co.; First
Columbine Life
Insurance Co.; and
Metro Atlanta Chamber
of Commerce (January
2003 - Present).

John G. Turner(6)	Trustee	October 1999 -	Retired. Formerly, Vice	154	Hormel Foods
7337 E. Doubletree Ranch Rd.		Present	Chairman of ING		Corporation (March
Scottsdale, Arizona 85258			Americas (September		2000 - Present); ShopKo
Age : 65			2000 - January 2002);		Stores, Inc. (August
			Chairman and Chief		1999 - Present); and
			Executive Officer of		Conseco, Inc.
			ReliaStar Financial Corp.		(September 2003 -
			and ReliaStar Life		Present).
Insurance Company (July
1993 - September 2000);
Director of ReliaStar Life
Insurance Company of
New York (April 1975 -
December 2001);
Director of Northern
Life Insurance Company
(March 1985 - April
2000); Chairman and
Trustee of the Northstar
affiliated investment
companies (May 1993 -
December 2001).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.
(2)

Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(3)	Valuation, Proxy and Brokerage Committee member.
(4)	Audit Committee member.
(5)

Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(6)

Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

102

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) during the
And Age	Held with the Trust	Length of Time Served(1)	Past Five Years
Officers:

James M. Hennessy	President and Chief	February 2001 - Present	President and Chief Executive Officer, ING
7337 E. Doubletree Ranch Rd.	Executive Officer		Investments, LLC (December 2000 -
Scottsdale, Arizona 85258			Present). Formerly, Senior Executive Vice
Age : 56	Chief Operating Officer	July 2000 - Present	President and Chief Operating Officer, ING
Investments, LLC (April 1995 - December
2000); and Executive Vice President, ING
Investments, LLC (May 1998 - June 2000).

Michael J. Roland	Executive Vice President	February 2002 - Present	Executive Vice President (December 2001 -
7337 E. Doubletree Ranch Rd.			Present) and Chief Compliance Officer
Scottsdale, Arizona 85258			(October 2004 - Present), INGInvestments,
Age : 47			LLC. Formerly, Chief Financial Officer and
Treasurer, ING Investments, LLC (December
2001 - March 2005); Senior Vice President,
ING Investments, LLC (June 1998 -
December 2001).

Stanley D. Vyner	Executive Vice President	February 2002 - Present	Executive Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.			LLC (July 2000 - Present) and Chief
Scottsdale, Arizona 85258			Investment Risk Officer (January 2003 -
Age : 55			Present). Formerly, Chief Investment Officer
of the International Portfolios, ING
Investments, LLC (August 2000 - January
2003); and Chief Executive Officer, ING
Investments, LLC (August 1996 - August
2000).

Joseph M. O’Donnell	Chief Compliance Officer	November 2004 - Present	Chief Compliance Officer of the ING Funds
7337 E. Doubletree Ranch Rd.			(November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258			President, Chief Legal Counsel, Chief
Age : 50			Compliance Officer and Secretary of Atlas
Securities, Inc., Atlas Advisers, Inc. and Atlas
Funds (October 2001 - October 2004); and
Chief Operating Officer and General
Counsel of Matthews International Capital
Management LLC and Vice President and
Secretary of Matthews International Funds
(August 1999 - May 2001).

Todd Modic	Senior Vice President,	April 2005 - Present	Senior Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.	Chief Financial Officer		(April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258	and Assistant Secretary		President, ING Funds Services, LLC
Age : 37			(September 2002 - March 2005); Director,
Financial Reporting, ING Investments, LLC
(March 2001 - September 2002); Director of
Financial Reporting, Axient Communications,
Inc. (May 2000 - January 2001).

Robert S. Naka	Senior Vice President and	November 1999 - Present	Senior Vice President (August 1999 -
7337 E. Doubletree Ranch Rd.	Assistant Secretary		Present) and Assistant Secretary (October
Scottsdale, Arizona 85258			2001 - Present), ING Funds Services, LLC.
Age : 41

Kimberly A. Anderson	Senior Vice President	November 2003 - Present	Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.			(October 2003 - Present). Formerly, Vice
Scottsdale, Arizona 85258			President and Assistant Secretary, ING
Age : 40			Investments, LLC (October 2001 - October
2003); and Assistant Vice President, ING
Funds Services, LLC (November 1999 -
January 2001).

Robyn L. Ichilov	Vice President and Treasurer	November 1999 - Present	Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.			(October 2001 - Present) and ING
Scottsdale, Arizona 85258			Investments, LLC (August 1997 - Present).
Age : 37

Lauren D. Bensinger	Vice President	February 2003 - Present	Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258			Officer, ING Funds Distributor, LLC (July
Age : 51			1995 - Present); and Vice President, ING
Investments, LLC (February 1996 - Present).
Formerly, Chief Compliance Officer, ING
Investments, LLC October 2001 - October
2004.

103

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) during the
and Age	Held with the Trust	Length of Time Served(1)	Past Five Years
Maria M. Anderson	Vice President	September 2004 - Present	Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.			(September 2004 - Present). Formerly,
Scottsdale, Arizona 85258			Assistant Vice President, ING Funds Services,
Age : 47			LLC (October 2001 - September 2004); and
Manager Fund Accounting and Fund
Compliance, ING Investments, LLC
(September 1999 - October 2001).

Mary A. Gaston	Vice President	April 2005 - Present	Vice President, ING Fund Services, LLC
7337 E. Doubletree Ranch Rd			(April 2005 - Present). Formerly, Assistant
Scottsdale, Arizona 85258			Vice President, Financial Reporting, ING
Age : 39			Investments, LLC (April 2004 - April 2005);
Manager, Financial Reporting, ING
Investments, LLC (August 2002 - April 2004);
and Controller Z Seven Fund, Inc. and Ziskin
Asset Management, Inc. (January 2000 -
March 2002).

Susan P. Kinens	Assistant Vice President	February 2003 - Present	Assistant Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.			LLC (December 2002 - Present); and has held
Scottsdale, Arizona 85258			various other positions with ING Funds
Age : 28			Services, LLC for more than the last five years.

Kimberly K. Palmer	Assistant Vice President	September 2004 - Present	Assistant Vice President, ING Funds Services,
7337 E. Doubletree Rand Rd.			LLC (August 2004 - Present). Formerly,
Scottsdale, Arizona 85258			Manager, Registration Statements, ING
Age : 48			Funds Services, LLC (May 2003 - August
2004); Associate Partner, AMVESCAP PLC
(October 2000 - May 2003); Director of
Federal Filings and Blue Sky Filings,
INVESCO Funds Group, Inc. (March 1994 -
May 2003).

Huey P. Falgout, Jr.	Secretary	August 2003 - Present	Chief Counsel, ING Americas, U.S. Legal
7337 E. Doubletree Ranch Rd.			Services (September 2003 - Present).
Scottsdale, Arizona 85258			Formerly, Counsel, ING Americas, U.S. Legal
Age : 41			Services (November 2002 - September 2003);
and Associate General Counsel of AIG
American General (January 1999 -
November 2002).

Theresa K. Kelety	Assistant Secretary	August 2003 - Present	Counsel, ING Americas, U.S. Legal Services
7337 E. Doubletree Ranch Rd.			(April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258			Associate with Shearman & Sterling
Age : 42			(February 2000 - April 2003).

Robin R. Nesbitt	Assistant Secretary	September 2004 - Present	Supervisor, Board Operations, ING Funds
7337 E. Doubletree Rand Rd.			Services, LLC (August 2003 - Present).
Scottsdale, Arizona 85258			Formerly, Senior Legal Analyst, ING Funds
Age : 31			Services, LLC (August 2002 - August 2003);
Associate, PricewaterhouseCoopers
(January 2001 - August 2001); and
Paralegal, McManis, Faulkner & Morgan
(May 2000 - December 2000).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

104

(THIS PAGE INTENTIONALLY LEFT BLANK)

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Convertible Fund

ING Equity and Bond Fund

ING Equity Income Fund

ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund

ING Growth Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING MidCap Value Fund

ING MidCap Value Choice Fund

ING SmallCap Value Fund

ING SmallCap Value Choice Fund

ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund

ING Government Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund

ING Foreign Fund

ING International Fund

ING International Growth Fund

ING International SmallCap Fund

ING International Value Fund

ING International Value Choice Fund

ING Precious Metals Fund

ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund

ING Classic Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Income Fund

*                                         An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Dechert

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, Massachussetts 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

PRAR-UDEIQ	(0505-073005)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer.  There were no amendments to the Code during the period covered by the report.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report.  The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Putnam is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)                                  Audit Fees:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $319,838 for year ended May 31, 2005 and $234,608 for year ended May 31, 2004.

(b)                                 Audit-Related Fees:  The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $27,948 for the year ended May 31, 2005. There were no fees for the year ended May 31, 2004.

(c)                                  Tax Fees:  The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $183,916 in the year ended May 31, 2005 and $89,250 in the year ended May 31, 2004.  Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)                                 All Other Fees:  The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $8,100 for the year ended May 31, 2005. There were no other fees for the year ended May 31, 2004.

(e) (1)                 Audit Committee Pre-Approval Policies and Procedures

2

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.              Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors.  As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds.  The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services.  The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”).  The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors.  Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee.  Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence.  The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds.  Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality.  Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval.  For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate.  The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval.  The Committee will revise the list of services subject to general pre-approval as appropriate.  This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval.  Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide.  They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing).  The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A.  The Committee must specifically approve all audit services not listed on Appendix A.

III.           Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors.  The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services.  Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B.  The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.           Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence.  Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Committee may consult

2

outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C.  The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund.  The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D.  The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E.  The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.           Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors.  Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval.  The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services.  The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.         Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management.  If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee.  Any such submission will include a detailed description of the services to be rendered.  Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

3

VIII.        Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting.  The Committee will identify any member to whom pre-approval authority is delegated in writing.  The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate.  The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.           Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds.  This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Amended:  March 29, 2005

4

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	☒	As presented to Audit Committee(1)

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.

	☒	Not to exceed $8,925 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.

	☒	Not to exceed $8,000 during the Pre- Approval Period

Seed capital audit and related review and issuance of consent on the N-2 registration statement	☒	Not to exceed $12,000 per audit

(1)

For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

5

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	☒	☒	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]

	☒		Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual financial statements	☒		Not to exceed $2,000 per set of financial statements per fund

Reports to regulatory or government agencies related to the annual engagement	☒		Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	☒	☒	Not to exceed $5,000 per quarter

Training courses	☒	☒	Not to exceed $2,000 per course

For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	☒		Not to exceed $9,000 per quarter

For Prime Rate Trust and Senior Income Fund, agreed upon procedures for the Revolving Credit and Security Agreement with Citigroup	☒		Not to exceed $20,000 per fund per year

6

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2005  through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	☒		As presented to Audit Committee(2)

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	☒		As presented to Audit Committee(2)

Review of year-end reporting for 1099’s	☒		As presented to Audit Committee(2)

Tax assistance and advice regarding statutory, regulatory or administrative developments	☒	☒	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre- Approval Period

International tax services (e.g., Taiwan and India)	☒		Not to exceed $5,000 per Fund during the Pre- Approval Period

(2)

For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue.  Fees in the Engagement Letter will be controlling.

7

Service

	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses	☒	☒	Not to exceed $2,000 per course during the Pre- Approval Period

Tax services associated with Fund mergers	☒	☒	Not to exceed $8,000 per merger during the Pre- Approval Period

Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation) for structured finance vehicles	☒		Not to exceed $18,000 during the Pre- Approval Period

Tax services related to CLOs and CBOs	☒		Not to exceed $15,000 per quarter

Loan Staff Services		☒	Not to exceed $15,000 during the Pre- Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating the tax treatment of swaps, swaptions, mortgage-backed securities and other derivatives.	☒		Not to exceed $120,000 during the Pre- Approval Period

8

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		☒	Not to exceed $50,000 during the Pre- Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)	☒		Not to exceed $5,000 per Fund during the Pre- Approval Period

9

Appendix E

Prohibited Non-Audit Services
Dated:    January 1, 2005

•                  Bookkeeping or other services related to the accounting records or financial statements of the Funds

•                  Financial information systems design and implementation

•                  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources

•                  Broker-dealer, investment adviser, or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

•                  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

10

EXHIBIT A

ING INVESTORS TRUST (formerly, THE GCG TRUST)

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

(e) (2)                 Percentage of services referred to in 4(b) — (4)(d) that were approved by the audit committee

                                                100% of the services were approved by the audit committee.

(f)                                    Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.

(g)                                 Non-Audit Fees:  The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $515,519 for year ended May 31, 2005 and $576,655 for year ended May 31, 2004.

(h)                                 Principal Accountants Independence:  The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

3

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.  Controls and Procedures.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as

EX-99.CODE ETH.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

     (3)                   Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: August 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: August 8, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 8, 2005

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